UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)
50 South LaSalle Street
Chicago, Illinois 60603
(Address of principal executive offices) (Zip code)

Michael Mabry, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-6996
(Name and Address of Agent for Service)

with a copy to:
Jose Del Real, Esq.
Northern Trust Investments, Inc.
50 South LaSalle Street
Chicago, Illinois 60603
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 855-353-9383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

FLEXSHARES®US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLV - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Low Volatility Index Fund	$4	0.08%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$169,594,931
Number of Portfolio Holdings	118
Portfolio Turnover Rate	23%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	28.2%
Health Care	12.6%
Financials	12.6%
Consumer Staples	8.5%
Communication Services	8.3%
Utilities	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	5.7%
Materials	3.1%
Other	1.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® US QUALITY LOW VOLATILITY INDEX FUND

1

FLEXSHARES®DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVD - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$53,245,173
Number of Portfolio Holdings	188
Portfolio Turnover Rate	23%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
Japan	19.0%
Canada	15.8%
Switzerland	11.4%
France	9.8%
United Kingdom	9.2%
Hong Kong	5.8%
Singapore	5.5%
Germany	4.3%
Netherlands	3.9%
Spain	3.4%
Other	9.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® DEVELOPED MARKETS EX-US QUALITY LOW VOLATILITY INDEX FUND

1

FLEXSHARES®EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

Ticker: QLVE - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Emerging Markets Quality Low Volatility Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Emerging Markets Quality Low Volatility Index Fund	$10	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$15,948,107
Number of Portfolio Holdings	155
Portfolio Turnover Rate	24%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
Taiwan	22.1%
China	16.8%
India	16.7%
South Korea	14.5%
United Arab Emirates	6.2%
Malaysia	4.8%
Brazil	4.1%
Saudi Arabia	3.2%
Philippines	2.7%
Qatar	2.1%
Other	6.0%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® EMERGING MARKETS QUALITY LOW VOLATILITY INDEX FUND

1

FLEXSHARES®MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

Ticker: TILT - Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Morningstar US Market Factor Tilt Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar US Market Factor Tilt Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$2,113,735,443
Number of Portfolio Holdings	1,966
Portfolio Turnover Rate	8%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	26.1%
Financials	16.7%
Industrials	10.7%
Consumer Discretionary	10.4%
Health Care	9.3%
Communication Services	8.6%
Energy	4.8%
Consumer Staples	4.6%
Materials	3.2%
Utilities	2.5%
Other	2.5%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR US MARKET FACTOR TILT INDEX FUND

1

FLEXSHARES®MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

Ticker: TLTD - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	$21	0.39%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$633,604,041
Number of Portfolio Holdings	2,354
Portfolio Turnover Rate	10%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
Japan	26.5%
Canada	10.2%
United Kingdom	9.9%
France	6.9%
Germany	6.5%
United States	5.2%
Australia	5.1%
Switzerland	2.9%
Sweden	2.9%
Netherlands	2.9%
Other	18.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR DEVELOPED MARKETS EX-US FACTOR TILT INDEX FUND

1

FLEXSHARES®MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

Ticker: TLTE - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	$31	0.57%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$347,037,066
Number of Portfolio Holdings	3,068
Portfolio Turnover Rate	14%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
South Korea	21.7%
Taiwan	20.1%
China	18.9%
India	10.0%
Brazil	5.7%
South Africa	4.0%
Saudi Arabia	2.0%
United Arab Emirates	1.9%
Mexico	1.9%
Malaysia	1.9%
Other	10.5%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR EMERGING MARKETS FACTOR TILT INDEX FUND

1

FLEXSHARES®US QUALITY LARGE CAP INDEX FUND

Ticker: QLC - Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® US Quality Large Cap Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® US Quality Large Cap Index Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$902,725,215
Number of Portfolio Holdings	178
Portfolio Turnover Rate	10%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	33.6%
Financials	14.4%
Communication Services	13.5%
Health Care	10.0%
Consumer Discretionary	7.8%
Industrials	7.1%
Utilities	3.4%
Consumer Staples	3.2%
Real Estate	2.3%
Materials	2.2%
Other	2.0%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® US QUALITY LARGE CAP INDEX FUND

1

FLEXSHARES®STOXX® US ESG SELECT INDEX FUND

Ticker: ESG - Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® STOXX® US ESG Select Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® STOXX® US ESG Select Index Fund	$17	0.32%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$128,251,165
Number of Portfolio Holdings	253
Portfolio Turnover Rate	17%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	32.1%
Financials	18.5%
Health Care	11.5%
Consumer Staples	10.2%
Consumer Discretionary	10.1%
Industrials	6.1%
Energy	3.6%
Materials	3.2%
Real Estate	3.0%
Communication Services	1.1%
Other	0.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® STOXX® US ESG SELECT INDEX FUND

1

FLEXSHARES®STOXX® GLOBAL ESG SELECT INDEX FUND

Ticker: ESGG - Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® STOXX® Global ESG Select Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® STOXX® Global ESG Select Index Fund	$22	0.42%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$108,478,325
Number of Portfolio Holdings	707
Portfolio Turnover Rate	19%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
United States	70.2%
Japan	5.9%
United Kingdom	3.6%
France	2.9%
Australia	2.9%
Canada	2.2%
Spain	1.8%
Switzerland	1.5%
Germany	1.4%
Netherlands	1.3%
Other	4.3%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® STOXX® GLOBAL ESG SELECT INDEX FUND

1

FLEXSHARES®ESG & CLIMATE US LARGE CAP CORE INDEX FUND

Ticker: FEUS  - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® ESG & Climate US Large Cap Core Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate US Large Cap Core Index Fund	$5	0.09%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$110,667,930
Number of Portfolio Holdings	171
Portfolio Turnover Rate	19%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	33.7%
Financials	12.2%
Communication Services	11.0%
Consumer Discretionary	10.4%
Industrials	9.2%
Health Care	8.5%
Consumer Staples	4.6%
Energy	3.6%
Real Estate	2.2%
Utilities	1.9%
Other	1.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ESG & CLIMATE US LARGE CAP CORE INDEX FUND

1

FLEXSHARES®ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

Ticker: FEDM  - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$78,678,965
Number of Portfolio Holdings	236
Portfolio Turnover Rate	11%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
Japan	19.1%
United Kingdom	13.9%
Canada	11.9%
France	8.7%
Germany	8.5%
Switzerland	6.7%
Australia	6.3%
Netherlands	5.4%
Spain	5.1%
Denmark	2.6%
Other	10.5%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ESG & CLIMATE DEVELOPED MARKETS EX-US CORE INDEX FUND

1

FLEXSHARES®MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

Ticker: GUNR - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Morningstar Global Upstream Natural Resources Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$26	0.46%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$7,493,670,646
Number of Portfolio Holdings	167
Portfolio Turnover Rate	14%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
United States	40.2%
Canada	16.4%
Australia	10.1%
Brazil	6.2%
France	2.9%
Norway	2.5%
South Africa	2.3%
Saudi Arabia	2.2%
China	2.1%
United Kingdom	1.9%
Other	12.4%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® MORNINGSTAR GLOBAL UPSTREAM NATURAL RESOURCES INDEX FUND

1

FLEXSHARES®STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

Ticker: NFRA - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® STOXX® Global Broad Infrastructure Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® STOXX® Global Broad Infrastructure Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$3,065,476,780
Number of Portfolio Holdings	198
Portfolio Turnover Rate	7%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
United States	41.5%
Canada	11.4%
Japan	10.1%
Germany	8.3%
United Kingdom	4.0%
Spain	3.8%
India	3.4%
Australia	3.3%
France	2.6%
Italy	2.1%
Other	8.5%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® STOXX® GLOBAL BROAD INFRASTRUCTURE INDEX FUND

1

FLEXSHARES®GLOBAL QUALITY REAL ESTATE INDEX FUND

Ticker: GQRE - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Global Quality Real Estate Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Global Quality Real Estate Index Fund	$24	0.45%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$386,208,767
Number of Portfolio Holdings	156
Portfolio Turnover Rate	20%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
United States	63.2%
Japan	8.5%
Hong Kong	5.5%
France	3.5%
Canada	2.8%
Australia	2.7%
Singapore	2.7%
United Kingdom	2.5%
Switzerland	2.1%
Israel	2.0%
Other	2.0%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® GLOBAL QUALITY REAL ESTATE INDEX FUND

1

FLEXSHARES®QUALITY DIVIDEND INDEX FUND

Ticker: QDF - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Quality Dividend Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$2,126,669,391
Number of Portfolio Holdings	144
Portfolio Turnover Rate	13%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	34.4%
Financials	13.3%
Industrials	10.3%
Health Care	9.9%
Communication Services	7.6%
Consumer Discretionary	6.4%
Consumer Staples	5.9%
Real Estate	5.1%
Energy	3.8%
Utilities	1.8%
Other	0.4%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® QUALITY DIVIDEND INDEX FUND

1

FLEXSHARES®QUALITY DIVIDEND DEFENSIVE INDEX FUND

Ticker: QDEF - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Quality Dividend Defensive Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Quality Dividend Defensive Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$530,297,082
Number of Portfolio Holdings	138
Portfolio Turnover Rate	11%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Information Technology	31.0%
Financials	12.4%
Health Care	11.3%
Industrials	8.0%
Communication Services	7.6%
Consumer Staples	7.3%
Consumer Discretionary	6.6%
Real Estate	4.9%
Energy	3.9%
Materials	3.3%
Other	2.9%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® QUALITY DIVIDEND DEFENSIVE INDEX FUND

1

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND INDEX FUND

Ticker: IQDF - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® International Quality Dividend Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Index Fund	$25	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$1,097,265,554
Number of Portfolio Holdings	210
Portfolio Turnover Rate	27%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
Japan	11.7%
Taiwan	10.4%
United Kingdom	7.5%
China	6.9%
Switzerland	6.2%
Canada	5.8%
Italy	4.5%
Sweden	4.3%
France	3.6%
Australia	3.5%
Other	34.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND INDEX FUND

1

FLEXSHARES®INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

Ticker: IQDY - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® International Quality Dividend Dynamic Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® International Quality Dividend Dynamic Index Fund	$26	0.47%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$101,546,015
Number of Portfolio Holdings	212
Portfolio Turnover Rate	30%

COUNTRY DIVERSIFICATION (% of Net Assets)Footnote Reference1

Table Summary
Japan	13.0%
Taiwan	10.8%
United Kingdom	7.3%
China	7.3%
Canada	5.7%
Switzerland	5.3%
France	5.3%
Italy	4.8%
Sweden	4.0%
Hong Kong	3.1%
Other	31.3%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® INTERNATIONAL QUALITY DIVIDEND DYNAMIC INDEX FUND

1

FLEXSHARES®IBOXX® 3-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTT - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$2,584,501,347
Number of Portfolio Holdings	22
Portfolio Turnover Rate	39%

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

Table Summary
1-3 years	67.6%
3-5 years	27.8%
5-10 years	4.4%
0-1 year	0.0%
Cash and/or Derivatives	0.2%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® IBOXX® 3-YEAR TARGET DURATION TIPS INDEX FUND

1

FLEXSHARES®IBOXX® 5-YEAR TARGET DURATION TIPS INDEX FUND

Ticker: TDTF - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® iBoxx® 5-Year Target Duration TIPS Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® iBoxx® 5-Year Target Duration TIPS Index Fund	$9	0.18%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$1,027,952,231
Number of Portfolio Holdings	16
Portfolio Turnover Rate	52%

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

Table Summary
3-5 years	56.5%
5-10 years	43.4%
0-1 year	0.0%
Cash and/or Derivatives	0.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® IBOXX® 5-YEAR TARGET DURATION TIPS INDEX FUND

1

FLEXSHARES®DISCIPLINED DURATION MBS INDEX FUND

Ticker: MBSD - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Disciplined Duration MBS Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Disciplined Duration MBS Index Fund	$10	0.20%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$94,025,759
Number of Portfolio Holdings	395
Portfolio Turnover Rate	53%

YEARS TO MATURITY (% of Net Assets)Footnote Reference1

Table Summary
20+ years	46.9%
10-20 years	35.2%
5-10 years	10.3%
3-5 years	4.2%
1-3 years	2.3%
0-1 year	0.4%
Cash and/or Derivatives	0.7%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® DISCIPLINED DURATION MBS INDEX FUND

1

FLEXSHARES®CREDIT-SCORED US CORPORATE BOND INDEX FUND

Ticker: SKOR - NASDAQ

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Credit-Scored US Corporate Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$697,917,349
Number of Portfolio Holdings	1,653
Portfolio Turnover Rate	27%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Financials	37.9%
Information Technology	12.5%
Industrials	7.0%
Health Care	6.5%
Consumer Staples	6.3%
Real Estate	6.0%
Consumer Discretionary	5.7%
Energy	5.4%
Utilities	4.2%
Communication Services	3.9%
Other	3.1%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® CREDIT-SCORED US CORPORATE BOND INDEX FUND

1

FLEXSHARES®CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

Ticker: LKOR - Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Credit-Scored US Long Corporate Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	$8	0.15%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$35,337,550
Number of Portfolio Holdings	817
Portfolio Turnover Rate	31%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Financials	19.3%
Health Care	13.4%
Information Technology	11.3%
Utilities	11.1%
Communication Services	9.8%
Energy	9.5%
Consumer Staples	7.5%
Industrials	6.7%
Consumer Discretionary	6.4%
Materials	3.3%
Other	1.3%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® CREDIT-SCORED US LONG CORPORATE BOND INDEX FUND

1

FLEXSHARES®HIGH YIELD VALUE-SCORED BOND INDEX FUND

Ticker: HYGV - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® High Yield Value-Scored Bond Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® High Yield Value-Scored Bond Index Fund	$19	0.37%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$1,100,490,809
Number of Portfolio Holdings	958
Portfolio Turnover Rate	54%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Consumer Discretionary	19.0%
Financials	12.6%
Communication Services	12.6%
Energy	11.6%
Industrials	9.8%
Materials	9.0%
Health Care	7.5%
Information Technology	5.6%
Real Estate	4.0%
Consumer Staples	3.3%
Other	2.9%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® HIGH YIELD VALUE-SCORED BOND INDEX FUND

1

FLEXSHARES®ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

Ticker: FEIG  - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund	$6	0.12%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$42,867,571
Number of Portfolio Holdings	720
Portfolio Turnover Rate	39%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Financials	30.0%
Health Care	13.5%
Information Technology	10.6%
Communication Services	9.8%
Utilities	6.0%
Industrials	5.6%
Energy	5.3%
Consumer Discretionary	4.7%
Consumer Staples	4.1%
Real Estate	3.7%
Other	2.6%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ESG & CLIMATE INVESTMENT GRADE CORPORATE CORE INDEX FUND

1

FLEXSHARES®ULTRA-SHORT INCOME FUND

Ticker: RAVI - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Ultra-Short Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Ultra-Short Income Fund	$13	0.25%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$1,404,338,078
Number of Portfolio Holdings	248
Portfolio Turnover Rate	21%

ASSET MARKET SECTOR (% of Net Assets)Footnote Reference1

Table Summary
Financials	47.5%
Health Care	11.3%
Asset-Backed Securities	7.3%
Communication Services	5.5%
Information Technology	5.2%
Industrials	4.6%
Consumer Staples	3.9%
Consumer Discretionary	2.7%
Utilities	2.4%
Materials	2.2%
Other	6.8%
Footnote	Description
Footnote[1]	Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® ULTRA-SHORT INCOME FUND

1

FLEXSHARES®CORE SELECT BOND FUND

Ticker: BNDC - NYSE Arca

Semi-Annual Shareholder Report | April 30, 2026

This semi-annual shareholder report contains important information about the FlexShares® Core Select Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://connect.rightprospectus.com/FlexSharesETFs. You can also request this information by contacting us at 1-855-353-9383 or by sending an email request to NorthernTrustETF@acaglobal.com.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference*,Footnote Reference1
FlexShares® Core Select Bond Fund	$10	0.21%
Footnote	Description
Footnote*	Reflects applicable expense reimbursements and fee waivers.
Footnote[1]	Annualized

KEY FUND STATISTICS

Table Summary
Net Assets	$168,905,407
Number of Portfolio Holdings	22
Portfolio Turnover Rate	73%

TOP HOLDINGS (% of Net Assets)

Table Summary
iShares U.S. Treasury Bond ETF	42.44%
U.S. Treasury 2 Year Note	30.29%
FlexShares® Credit-Scored US Corporate Bond Index Fund	24.20%
FlexShares® Disciplined Duration MBS Index Fund	12.51%
iShares MBS ETF	10.19%
FlexShares® Ultra-Short Income Fund	5.29%
U.S. Treasury Ultra Bond	3.81%
U.S. Treasury Long Bond	3.27%
FlexShares® iBoxx® 3-Year Target Duration TIPS Index Fund	2.08%
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1.90%

Where can I find more information?

Scan the QR code or visit https://connect.rightprospectus.com/FlexSharesETFs, to find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information.

You can also request this information by contacting us at 1-855-353-9383.

FLEXSHARES® CORE SELECT BOND FUND

1

(b) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule.  Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments.

(a)           Schedule is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)           Securities divested of in accordance with Section 13(c) of the 1940 Act.

                Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
FlexShares
®
Trust
Semiannual Financial Statements and
Additional Information
April 30, 2026
MANAGED BY NORTHERN TRUST

MANAGED BY NORTHERN TRUST
Table of Contents
MANAGED BY NORTHERN TRUST
Statements of Assets and Liabilities 2
Statements of Operations 9
Statements of Changes in Net Assets 16
Financial Highlights 30
Schedules of Investments 58
FlexShares
®
US Quality Low Volatility Index Fund 58
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund 62
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund 68
FlexShares
®
Morningstar US Market Factor Tilt Index Fund 73
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund 96
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund 125
FlexShares
®
US Quality Large Cap Index Fund 164
FlexShares
®
STOXX
®
US ESG Select Index Fund 168
FlexShares
®
STOXX
®
Global ESG Select Index Fund 173
FlexShares
®
ESG & Climate US Large Cap Core Index Fund 184
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund 189
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund 195
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund 200
FlexShares
®
Global Quality Real Estate Index Fund 206
FlexShares
®
Quality Dividend Index Fund 211
FlexShares
®
Quality Dividend Defensive Index Fund 216
FlexShares
®
International Quality Dividend Index Fund 220
FlexShares
®
International Quality Dividend Dynamic Index Fund 226
FlexShares
®
iBoxx
®
3-Year Target Duration TIPS Index Fund 232
FlexShares
®
iBoxx
®
5-Year Target Duration TIPS Index Fund 233
FlexShares
®
Disciplined Duration MBS Index Fund 234
FlexShares
®
Credit-Scored US Corporate Bond Index Fund 238
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund 261
FlexShares
®
High Yield Value-Scored Bond Index Fund 274
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund 291
FlexShares
®
Ultra-Short Income Fund 302
FlexShares
®
Core Select Bond Fund 310
Notes to the Financial Statements 314
Form N-CSR - Items 8 - 11 349

FLEXSHARES SEMIANNUAL REPORT 2
FlexShares
®
Trust
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)
See Accompanying Notes to the Financial Statements.
FlexShares ®
US Quality
Low Volatility
Index Fund
FlexShares ®
Developed
Markets ex-
US Quality
Low Volatility
Index Fund
FlexShares ®
Emerging
Markets
Quality Low
Volatility
Index Fund
FlexShares ®
Morningstar
US Market
Factor Tilt
Index Fund
ASSETS
Securities, at cost $ 146,920,667 $ 44,497,431 $ 12,113,370 $ 1,027,092,525
Affiliate securities, at cost — — — 423,135
Securities Lending Reinvestments, at cost 981,048 1,851,667 — 233,075,428
Securities, at value† 168,450,685 52,111,319 15,817,279 2,100,700,710
Affiliate securities, at value — — — 904,890
Securities Lending Reinvestments, at value — — — 40,004,594
Securities Lending Reinvestments - Repurchase Agreements, at
Value 981,048 1,851,667 — 193,075,428
Cash 1,016,000 369,491 61,112 9,311,175
Cash segregated at broker* — 39,393 7,728 781,253
Foreign cash†† — 240,780 46,983 —
Unrealized appreciation on forward foreign currency contracts — 2,190 488 —
Receivables: — — — —
Dividends and interest 149,973 457,771 22,702 869,716
Securities lending income 795 1,553 32 37,265
Capital shares issued — — — 79,264,913
Investment adviser — 11,227 — —
Securities sold — — — 401,560
Variation margin on futures contracts 93,197 31,261 26,737 1,156,288
Total Assets 170,691,698 55,116,652 15,983,061 2,426,507,792
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — 7,059 — —
Due to brokers 80,310 — — —
Payables:
Due to Custodian — — — 401,560
Cash collateral received from securities loaned 981,048 1,851,667 — 233,075,428
Deferred compensation (Note 7) 18,506 7,927 1,648 276,213
Investment advisory fees (Note 4) 9,999 — 2,111 380,558
Trustee fees (Note 7) 2,004 826 210 26,419
Securities purchased — — — 78,610,671
Deferred non-US capital gains taxes — — 30,985 —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 4,900 4,000 — 1,500
Total Liabilities 1,096,767 1,871,479 34,954 312,772,349
Net Assets $ 169,594,931 $ 53,245,173 $ 15,948,107 $ 2,113,735,443
NET ASSETS CONSIST OF:
Paid-in capital $ 149,878,966 $ 45,772,573 $ 12,680,024 $ 1,030,595,185
Distributable earnings (loss) 19,715,965 7,472,600 3,268,083 1,083,140,258
Net Assets
$ 169,594,931 $ 53,245,173 $ 15,948,107 $ 2,113,735,443
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 2,275,001 1,600,001 500,001 8,000,001
Net Asset Value $ 74.55 $ 33.28 $ 31.90 $ 264.22
† Securities on loan, at value $ 3,362,893 $ 6,312,539 $ 351,988 $ 293,011,674
†† Cost of foreign cash $ — $ 236,262 $ 46,873 $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/26.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
3 FLEXSHARES SEMIANNUAL REPORT
FlexShares ®
Morningstar
Developed
Markets ex-
US Factor Tilt
Index Fund
FlexShares ®
Morningstar
Emerging
Markets
Factor Tilt
Index Fund
FlexShares ®
US Quality
Large Cap
Index Fund
FlexShares ®
STOXX® US
ESG Select
Index Fund
ASSETS
Securities, at cost $ 387,572,210 $ 205,010,590 $ 711,056,664 $ 94,579,841
Affiliate securities, at cost — — — 62,155
Securities Lending Reinvestments, at cost 11,983,725 2,363,969 31,307,829 632,899
Securities, at value† 619,249,975 342,280,580 898,853,713 127,514,311
Affiliate securities, at value — — — 77,348
Securities Lending Reinvestments, at value — — — —
Securities Lending Reinvestments - Repurchase Agreements, at
Value 11,983,725 2,363,969 31,307,829 632,899
Cash 5,778,585 3,825,798 3,211,910 460,310
Cash segregated at broker* 548,588 285,884 241,222 43,420
Foreign cash†† 2,659,450 1,653,165 — —
Unrealized appreciation on forward foreign currency contracts 9,110 10,333 — —
Receivables: — — — —
Dividends and interest 5,304,849 487,935 327,433 63,340
Securities lending income 42,952 13,683 2,098 198
Capital shares issued — — 2,144,240 —
Securities sold — — — —
Variation margin on futures contracts 390,805 248,624 293,316 145,109
Total Assets 645,968,039 351,169,971 936,381,761 128,936,935
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 75,445 24,544 — —
Due to brokers — 52,964 — —
Payables:
Cash collateral received from securities loaned 11,983,725 2,363,969 31,307,829 632,899
Deferred compensation (Note 7) 126,841 63,562 27,945 19,856
Investment advisory fees (Note 4) 170,076 153,763 165,933 31,099
Trustee fees (Note 7) 7,640 3,950 7,295 1,916
Securities purchased — — 2,135,044 —
Deferred non-US capital gains taxes — 1,468,741 — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 271 1,412 12,500 —
Total Liabilities 12,363,998 4,132,905 33,656,546 685,770
Net Assets $ 633,604,041 $ 347,037,066 $ 902,725,215 $ 128,251,165
NET ASSETS CONSIST OF:
Paid-in capital $ 504,623,378 $ 293,793,234 $ 698,606,075 $ 99,820,069
Distributable earnings (loss) 128,980,663 53,243,832 204,119,140 28,431,096
Net Assets
$ 633,604,041 $ 347,037,066 $ 902,725,215 $ 128,251,165
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 6,400,001 4,700,001 10,525,001 775,001
Net Asset Value $ 99.00 $ 73.84 $ 85.77 $ 165.49
† Securities on loan, at value $ 97,038,148 $ 12,949,397 $ 36,657,785 $ 1,847,469
†† Cost of foreign cash $ 2,619,363 $ 1,640,244 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/26.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 4
FlexShares ®
STOXX®
Global ESG
Select Index
Fund
FlexShares ®
ESG &
Climate US
Large Cap
Core Index
Fund
FlexShares ®
ESG &
Climate
Developed
Markets ex-
US Core
Index Fund
FlexShares ®
Morningstar
Global
Upstream
Natural
Resources
Index Fund
ASSETS
Securities, at cost $ 74,776,206 $ 95,119,962 $ 61,169,269 $ 5,373,616,619
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 1,692,770 172,851 778,866 173,724,680
Securities, at value† 106,396,185 109,706,531 77,681,007 7,433,903,596
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — — — 41,005,306
Securities Lending Reinvestments - Repurchase Agreements, at
Value 1,692,770 172,851 778,866 132,724,680
Cash 1,094,912 925,281 218,166 27,409,666
Cash segregated at broker* 126,441 — 28,138 3,975,593
Foreign cash†† 509,647 — 289,577 27,329,371
Unrealized appreciation on forward foreign currency contracts 2,630 — 464 260,592
Receivables: — — — —
Dividends and interest 298,428 40,127 445,886 4,553,055
Securities lending income 1,096 21 836 148,480
Investment adviser — — 4,764 —
Securities sold — — — —
Variation margin on futures contracts 100,754 76,839 18,998 875,396
Total Assets 110,222,863 110,921,650 79,466,702 7,672,185,735
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 4,086 — 4,150 213,775
Due to brokers — 66,234 — —
Payables:
Cash collateral received from securities loaned 1,692,770 172,851 778,866 173,724,680
Deferred compensation (Note 7) 19,462 4,432 3,818 1,015,343
Investment advisory fees (Note 4) 26,823 6,337 — 2,743,927
Trustee fees (Note 7) 1,397 1,366 903 65,321
Securities purchased — — — —
Deferred non-US capital gains taxes — — — 735,543
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other — 2,500 — 16,500
Total Liabilities 1,744,538 253,720 787,737 178,515,089
Net Assets $ 108,478,325 $ 110,667,930 $ 78,678,965 $ 7,493,670,646
NET ASSETS CONSIST OF:
Paid-in capital $ 75,633,255 $ 90,491,988 $ 63,757,329 $ 6,918,723,625
Distributable earnings (loss) 32,845,070 20,175,942 14,921,636 574,947,021
Net Assets
$ 108,478,325 $ 110,667,930 $ 78,678,965 $ 7,493,670,646
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 500,001 1,425,000 1,275,000 136,550,001
Net Asset Value $ 216.96 $ 77.66 $ 61.71 $ 54.88
† Securities on loan, at value $ 4,234,676 $ 540,904 $ 4,609,959 $ 423,961,208
†† Cost of foreign cash $ 501,878 $ — $ 286,925 $ 26,828,528
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/26.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
5 FLEXSHARES SEMIANNUAL REPORT
FlexShares ®
STOXX®
Global Broad
Infrastructure
Index Fund
FlexShares ®
Global
Quality Real
Estate Index
Fund
FlexShares ®
Quality
Dividend
Index Fund
FlexShares ®
Quality
Dividend
Defensive
Index Fund
ASSETS
Securities, at cost $ 2,380,345,428 $ 336,191,874 $ 1,451,597,915 $ 387,410,312
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 125,009,301 24,820,146 183,867,976 23,772,249
Securities, at value† 3,036,100,766 376,433,418 2,103,864,078 526,139,913
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value 12,002,423 — 19,002,432 —
Securities Lending Reinvestments - Repurchase Agreements, at
Value 113,009,301 24,820,146 164,867,976 23,772,249
Cash 11,389,202 7,107,110 19,569,659 3,513,563
Cash segregated at broker* 1,833,819 645,440 1,474,641 284,642
Foreign cash†† 9,013,372 1,153,093 — —
Unrealized appreciation on forward foreign currency contracts 12,458 9,649 — —
Receivables: — — — —
Dividends and interest 9,598,513 821,912 1,660,375 362,289
Securities lending income 63,503 7,958 17,100 3,000
Capital shares issued — 3,218,350 — —
Securities sold 37 — — —
Variation margin on futures contracts 511,839 144,695 1,024,801 221,681
Total Assets 3,193,535,233 414,361,771 2,311,481,062 554,297,337
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 31,343 796 — —
Payables:
Cash collateral received from securities loaned 125,009,301 24,820,146 183,867,976 23,772,249
Deferred compensation (Note 7) 343,366 55,954 311,660 70,510
Investment advisory fees (Note 4) 1,116,526 129,459 600,687 149,433
Trustee fees (Note 7) 40,058 6,285 28,898 6,663
Securities purchased — 3,126,304 — —
Deferred non-US capital gains taxes 1,511,859 — — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 6,000 14,060 2,450 1,400
Total Liabilities 128,058,453 28,153,004 184,811,671 24,000,255
Net Assets $ 3,065,476,780 $ 386,208,767 $ 2,126,669,391 $ 530,297,082
NET ASSETS CONSIST OF:
Paid-in capital $ 2,746,906,747 $ 405,072,714 $ 1,649,945,819 $ 424,507,397
Distributable earnings (loss) 318,570,033 (18,863,947) 476,723,572 105,789,685
Net Assets
$ 3,065,476,780 $ 386,208,767 $ 2,126,669,391 $ 530,297,082
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 46,400,001 6,000,001 24,767,921 6,225,001
Net Asset Value $ 66.07 $ 64.37 $ 85.86 $ 85.19
† Securities on loan, at value $ 281,365,377 $ 53,210,632 $ 211,062,790 $ 30,932,847
†† Cost of foreign cash $ 8,913,022 $ 1,131,355 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/26.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 6
FlexShares ®
International
Quality
Dividend
Index Fund
FlexShares ®
International
Quality
Dividend
Dynamic
Index Fund
FlexShares ®
iBoxx ®
3-Year Target
Duration TIPS
Index Fund
FlexShares ®
iBoxx ®
5-Year Target
Duration TIPS
Index Fund
ASSETS
Securities, at cost $ 866,877,983 $ 76,386,035 $ 2,554,076,372 $ 1,018,382,874
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost 15,463,121 609,004 — —
Securities, at value† 1,080,704,308 99,448,668 2,580,032,529 1,026,433,077
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — — — —
Securities Lending Reinvestments - Repurchase Agreements, at
Value 15,463,121 609,004 — —
Cash 5,098,458 1,166,360 15,731,296 3,024,327
Cash segregated at broker* 667,579 82,787 — —
Foreign cash†† 5,259,391 288,850 — —
Due from Authorized Participant — — — 470,348
Unrealized appreciation on forward foreign currency contracts 29,333 305 — —
Receivables: — — — —
Dividends and interest 6,046,861 575,437 3,797,816 1,679,371
Securities lending income 64,975 4,403 — 2,011
Securities sold — — 273,345,826 185,652,985
Variation margin on futures contracts 438,750 51,013 — —
Total Assets 1,113,772,776 102,226,827 2,872,907,467 1,217,262,119
LIABILITIES
Unrealized depreciation on forward foreign currency contracts 84,915 9,882 — —
Payables:
Cash collateral received from securities loaned 15,463,121 609,004 — —
Deferred compensation (Note 7) 116,584 11,259 413,703 151,210
Investment advisory fees (Note 4) 395,409 35,496 348,238 137,493
Trustee fees (Note 7) 10,350 1,080 37,937 12,116
Securities purchased — — 287,606,242 189,009,069
Deferred non-US capital gains taxes 433,343 7,195 — —
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — —
Other 3,500 6,896 — —
Total Liabilities 16,507,222 680,812 288,406,120 189,309,888
Net Assets $ 1,097,265,554 $ 101,546,015 $ 2,584,501,347 $ 1,027,952,231
NET ASSETS CONSIST OF:
Paid-in capital $ 978,154,133 $ 92,400,255 $ 2,719,697,591 $ 1,082,077,538
Distributable earnings (loss) 119,111,421 9,145,760 (135,196,244) (54,125,307)
Net Assets
$ 1,097,265,554 $ 101,546,015 $ 2,584,501,347 $ 1,027,952,231
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 32,900,001 2,500,001 105,854,000 42,250,001
Net Asset Value $ 33.35 $ 40.62 $ 24.42 $ 24.33
† Securities on loan, at value $ 123,787,496 $ 12,849,909 $ — $ 40,824,470
†† Cost of foreign cash $ 5,210,800 $ 285,673 $ — $ —
*
Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30/26.

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
7 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
Disciplined
Duration MBS
Index Fund
FlexShares
®
Credit-Scored
US Corporate
Bond Index
Fund
FlexShares
®
Credit-Scored
US Long
Corporate
Bond Index
Fund
FlexShares
®
High Yield
Value-Scored
Bond Index
Fund
ASSETS
Securities, at cost $ 95,720,816 $ 686,806,358 $ 36,561,175 $ 1,087,171,731
Affiliate securities, at cost — — — —
Securities Lending Reinvestments, at cost — 110,325,059 — 217,290,032
Securities, at value† 93,404,248 687,202,736 35,193,202 1,077,177,079
Affiliate securities, at value — — — —
Securities Lending Reinvestments, at value — 21,002,877 — 54,007,179
Securities Lending Reinvestments - Repurchase Agreements, at
Value — 89,325,059 — 163,290,032
Cash 14,052,618 217,859 74,678 9,190,967
Cash segregated at broker — — — —
Foreign cash†† — — — —
Unrealized appreciation on forward foreign currency contracts — — — —
Receivables: — — — —
Dividends and interest 272,022 7,575,259 495,595 18,769,626
Securities lending income — 13,838 — 73,526
Securities sold — 37,068,453 1,448,098 93,200,097
Variation margin on futures contracts — — — —
Other — — — 10,373
Total Assets 107,728,888 842,406,081 37,211,573 1,415,718,879
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — — —
Payables:
Cash collateral received from securities loaned — 110,325,059 — 217,290,032
Deferred compensation (Note 7) 13,536 45,043 6,201 115,658
Investment advisory fees (Note 4) 14,221 77,513 3,904 325,142
Trustee fees (Note 7) 1,343 7,989 635 20,743
Securities purchased 13,673,229 34,029,128 1,863,283 87,043,542
Deferred non-US capital gains taxes — — — —
Due to Authorized Participant — — — 310,350
Due to Shareholder — — — —
Variation margin on futures contracts — — — —
Capital shares redeemed — — — 10,116,603
Other 800 4,000 — 6,000
Total Liabilities 13,703,129 144,488,732 1,874,023 315,228,070
Net Assets $ 94,025,759 $ 697,917,349 $ 35,337,550 $ 1,100,490,809
NET ASSETS CONSIST OF:
Paid-in capital $ 112,323,785 $ 720,225,106 $ 51,359,459 $ 1,279,342,618
Distributable earnings (loss) (18,298,026) (22,307,757) (16,021,909) (178,851,809)
Net Assets
$ 94,025,759 $ 697,917,349 $ 35,337,550 $ 1,100,490,809
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 4,550,001 14,350,001 850,001 27,200,001
Net Asset Value $ 20.66 $ 48.64 $ 41.57 $ 40.46
† Securities on loan, at value $ — $ 124,326,654 $ — $ 274,478,260
†† Cost of foreign cash $ — $ — $ — $ —

Statements of Assets and Liabilities (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 8
FlexShares ®
ESG &
Climate
Investment
Grade
Corporate
Core Index
Fund
FlexShares ®
Ultra-Short
Income Fund
FlexShares ®
Core Select
Bond Fund
ASSETS
Securities, at cost $ 42,095,010 $ 1,394,777,815 $ 91,062,713
Affiliate securities, at cost — — 77,643,650
Securities Lending Reinvestments, at cost — — 1,126,945
Securities, at value† 41,108,751 1,395,551,954 90,544,921
Affiliate securities, at value — — 77,664,088
Securities Lending Reinvestments, at value — — —
Securities Lending Reinvestments - Repurchase Agreements, at Value — — 1,126,945
Cash 1,161,478 378,991 720,179
Cash segregated at broker — — —
Foreign cash†† — — —
Unrealized appreciation on forward foreign currency contracts — — —
Receivables: — — —
Dividends and interest 500,604 8,820,102 564
Securities lending income — — 105
Securities sold 2,663,960 — —
Variation margin on futures contracts — — 28,291
Total Assets 45,434,793 1,404,751,047 170,085,093
LIABILITIES
Unrealized depreciation on forward foreign currency contracts — — —
Payables:
Cash collateral received from securities loaned — — 1,126,945
Deferred compensation (Note 7) 2,969 121,626 18,954
Investment advisory fees (Note 4) 3,764 271,773 31,713
Trustee fees (Note 7) 677 19,570 2,074
Securities purchased 2,559,562 — —
Deferred non-US capital gains taxes — — —
Due to Shareholder — — —
Variation margin on futures contracts — — —
Capital shares redeemed — — —
Other 250 — —
Total Liabilities 2,567,222 412,969 1,179,686
Net Assets $ 42,867,571 $ 1,404,338,078 $ 168,905,407
NET ASSETS CONSIST OF:
Paid-in capital $ 52,269,925 $ 1,399,216,871 $ 193,326,877
Distributable earnings (loss) (9,402,354) 5,121,207 (24,421,470)
Net Assets
$ 42,867,571 $ 1,404,338,078 $ 168,905,407
Shares Outstanding (unlimited number of shares authorized
$ 0.0001 par value) 1,050,000 18,620,001 7,625,001
Net Asset Value $ 40.83 $ 75.42 $ 22.15
† Securities on loan, at value $ — $ — $ 1,376,644
†† Cost of foreign cash $ — $ — $ —

9 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
FlexShares
®
Trust
Statements of Operations
For the six months ended April 30, 2026 (Unaudited)
t
FlexShares®
US Quality Low
Volatility Index
Fund
FlexShares®
Developed
Markets ex-US
Quality Low
Volatility Index
Fund
FlexShares®
Emerging Markets
Quality Low
Volatility Index
Fund
FlexShares®
Morningstar US
Market Factor Tilt
Index Fund
INVESTMENT INCOME
Dividend income $ 1,336,225 $ 956,798 $ 193,342 $ 13,656,592
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — 8,939
Interest income 1,966 — — —
Securities lending income (net of fees) (Note 2) 4,905 8,058 259 226,499
Foreign withholding tax on dividends (3,865) (121,808) (19,458) (6,039)
Foreign withholding tax on interest — — — —
Total Investment Income 1,339,231 843,048 174,143 13,885,991
EXPENSES
Deferred compensation (Note 7) 307 125 31 3,899
Investment advisory fees 60,577 34,976 13,595 2,341,665
Trustee fees (Note 7) 4,565 1,954 471 57,781
Tax Services Expense (Note 4) — 21,117 — —
Other expenses (Note 4) 1,912 798 199 24,484
Total Gross Expenses Before Fees Reimbursed 67,361 58,970 14,296 2,427,829
Less:
Investment advisory fees reimbursed (Note 4) (3,058) (22,555) (326) (39,478)
Total Net Expenses   64,303 36,415 13,970 2,388,351
Net Investment Income (Loss) 1,274,928 806,633 160,173 11,497,640
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — 13,533
Transactions in investment securities (1,669,999) 697,398 607,693
(1)
(3,009,092)
In-kind redemptions on investments in affiliated securities — — — 2,520
In-kind redemptions on investments in securities 12,325,635 2,695,996 — 49,483,354
Expiration or closing of futures contracts (23,046) (1,758) 698 (725,337)
Settlement of forward foreign currency contracts — 10,429 591 —
Foreign currency transactions — (701) (4,155) —
Net Realized Gain (Loss)
10,632,590 3,401,364 604,827 45,764,978
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (3,002,093) 600,491 434,598
(2)
90,554,782
(3)
Securities lending — — — (162)
Futures contracts 46,310 29,557 8,870 506,807
Forward foreign currency contracts — (16,940) 471 —
Translation of other assets and liabilities denominated in
foreign currencies — 7,413 (301) —
Net Change in Unrealized Appreciation (Depreciation) (2,955,783) 620,521 443,638 91,061,427
Net Realized and Unrealized Gain (Loss) 7,676,807 4,021,885 1,048,465 136,826,405
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 8,951,735 $ 4,828,518 $ 1,208,638 $ 148,324,045
(1)
Net of non-US capital gains tax of $22,921.
(2)
Net of deferred non-US capital gains tax of ($33,101).
(3)
Includes $182,113 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 10
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares®
Morningstar
Developed
Markets ex-US
Factor Tilt Index
Fund
FlexShares®
Morningstar
Emerging Markets
Factor Tilt Index
Fund
FlexShares®
US Quality Large
Cap Index Fund
FlexShares®
STOXX® US ESG
Select Index Fund
INVESTMENT INCOME
Dividend income $ 10,039,721 $ 4,155,333 $ 4,998,367 $ 802,481
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — 777
Interest income — — — —
Securities lending income (net of fees) (Note 2) 226,047 70,674 13,245 1,286
Foreign withholding tax on dividends (851,452) (403,848) (2,501) (312)
Foreign withholding tax on interest — — — —
Total Investment Income 9,414,316 3,822,159 5,009,111 804,232
EXPENSES
Deferred compensation (Note 7) 1,225 612 1,491 265
Investment advisory fees 1,173,852 878,714 953,952 196,680
Trustee fees (Note 7) 18,777 9,324 23,569 3,714
Tax Services Expense (Note 4) 35,589 1,412 — —
Other expenses (Note 4) 7,899 3,978 9,437 1,643
Total Gross Expenses Before Fees Reimbursed 1,237,342 894,040 988,449 202,302
Less:
Investment advisory fees reimbursed (Note 4) (48,137) (7,113) (15,450) (2,560)
Total Net Expenses   1,189,205 886,927 972,999 199,742
Net Investment Income (Loss) 8,225,111 2,935,232 4,036,112 604,490
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — (848)
Transactions in investment securities 5,511,379 5,655,446
(1)
(2,778,313) (1,234,241)
In-kind redemptions on investments in affiliated securities — — — 53
In-kind redemptions on investments in securities 11,665,179 — 30,025,414 7,459,085
Expiration or closing of futures contracts 728,796 263,582 (35,877) 21
Settlement of forward foreign currency contracts 25,165 (43,630) — —
Foreign currency transactions (9,201) 31,556 — —
Net Realized Gain (Loss)
17,921,318 5,906,954 27,211,224 6,224,070
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 47,768,114 36,746,324
(2)
32,583,510 610,835
(3)
Securities lending — — — —
Futures contracts 22,373 301,030 (685,680) 4,920
Forward foreign currency contracts (53,664) (20,041) — —
Translation of other assets and liabilities denominated in
foreign currencies 178,068 (5,547) — —
Net Change in Unrealized Appreciation (Depreciation) 47,914,891 37,021,766 31,897,830 615,755
Net Realized and Unrealized Gain (Loss) 65,836,209 42,928,720 59,109,054 6,839,825
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 74,061,320 $ 45,863,952 $ 63,145,166 $ 7,444,315
(1)
Net of non-US capital gains tax of $85,401.
(2)
Net of deferred non-US capital gains tax of ($433,913).
(3)
Includes $16,127 change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.
11 FLEXSHARES SEMIANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares®
STOXX® Global
ESG Select Index
Fund
FlexShares®
ESG & Climate US
Large Cap Core
Index Fund
FlexShares®
ESG & Climate
Developed
Markets ex-
US Core Index
Fund
FlexShares®
Morningstar
Global Upstream
Natural Resources
Index Fund
INVESTMENT INCOME
Dividend income $ 962,621 $ 673,077 $ 1,184,277 $ 94,015,761
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — 1,198 — —
Securities lending income (net of fees) (Note 2) 6,006 903 6,055 745,879
Foreign withholding tax on dividends (62,536) (387) (120,618) (3,000,081)
Foreign withholding tax on interest — — — —
Total Investment Income 906,091 674,791 1,069,714 91,761,559
EXPENSES
Deferred compensation (Note 7) 214 242 153 11,703
Investment advisory fees 214,949 48,457 44,998 14,880,046
Trustee fees (Note 7) 2,983 3,515 2,326 171,973
Tax Services Expense (Note 4) 15,789 — 16,858 37,245
Other expenses (Note 4) 1,347 1,337 967 79,458
Total Gross Expenses Before Fees Reimbursed 235,282 53,551 65,302 15,180,425
Less:
Investment advisory fees reimbursed (Note 4) (17,745) (2,445) (18,453) (124,158)
Total Net Expenses   217,537 51,106 46,849 15,056,267
Net Investment Income (Loss) 688,554 623,685 1,022,865 76,705,292
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 1,595,087 (858,879) 536,536 (29,751,450)
(1)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 1,931,569 8,288,870 — 24,013,042
Expiration or closing of futures contracts 42,279 (26,850) 23,375 389,420
Settlement of forward foreign currency contracts 8,275 — 17,151 (322,485)
Foreign currency transactions (1,523) — (8,439) (772,669)
Net Realized Gain (Loss)
3,575,687 7,403,141 568,623 (6,444,142)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 4,124,510 (1,706,616) 4,344,643 1,464,038,737
(2)
Securities lending — — — 1,118
Futures contracts 92,463 63,541 26,952 1,264,232
Forward foreign currency contracts (9,336) — (17,095) 73,827
Translation of other assets and liabilities denominated in
foreign currencies 8,707 — 14,128 686,686
Net Change in Unrealized Appreciation (Depreciation) 4,216,344 (1,643,075) 4,368,628 1,466,064,600
Net Realized and Unrealized Gain (Loss) 7,792,031 5,760,066 4,937,251 1,459,620,458
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 8,480,585 $ 6,383,751 $ 5,960,116 $ 1,536,325,750
(1)
Net of non-US capital gains tax of $277,021.
(2)
Net of deferred non-US capital gains tax of ($386,865).

See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 12
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares®
STOXX®
Global Broad
Infrastructure
Index Fund
FlexShares®
Global Quality
Real Estate Index
Fund
FlexShares®
Quality Dividend
Index Fund
FlexShares®
Quality Dividend
Defensive Index
Fund
INVESTMENT INCOME
Dividend income $ 43,817,050 $ 7,049,225 $ 21,219,625 $ 5,225,501
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — — — —
Securities lending income (net of fees) (Note 2) 500,334 48,912 110,436 21,090
Foreign withholding tax on dividends (2,028,163) (207,999) — —
Foreign withholding tax on interest — — — —
Total Investment Income 42,289,221 6,890,138 21,330,061 5,246,591
EXPENSES
Deferred compensation (Note 7) 6,265 746 4,254 1,033
Investment advisory fees 6,961,280 795,833 3,735,868 916,098
Trustee fees (Note 7) 95,319 11,090 63,222 15,564
Tax Services Expense (Note 4) 19,390 8,060 — —
Other expenses (Note 4) 39,106 4,753 26,666 6,487
Total Gross Expenses Before Fees Reimbursed 7,121,360 820,482 3,830,010 939,182
Less:
Investment advisory fees reimbursed (Note 4) (86,227) (15,664) (43,492) (10,683)
Total Net Expenses   7,035,133 804,818 3,786,518 928,499
Net Investment Income (Loss) 35,254,088 6,085,320 17,543,543 4,318,092
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 3,649,963
(1)
(242,607) (20,563,343) (2,053,123)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 40,696,301 10,722,023 75,992,271 12,065,180
Expiration or closing of futures contracts 624,698 282,900 (375,373) 73,955
Settlement of forward foreign currency contracts 38,600 9,981 — —
Foreign currency transactions (134,151) 34,114 — —
Net Realized Gain (Loss)
44,875,411 10,806,411 55,053,555 10,086,012
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 209,276,668
(2)
22,062,426 82,336,271 21,297,885
Securities lending (334) — 737 —
Futures contracts 115,446 493,520 1,325,969 150,879
Forward foreign currency contracts (82,877) 14,003 — —
Translation of other assets and liabilities denominated in
foreign currencies 428,510 34,159 — —
Net Change in Unrealized Appreciation (Depreciation) 209,737,413 22,604,108 83,662,977 21,448,764
Net Realized and Unrealized Gain (Loss) 254,612,824 33,410,519 138,716,532 31,534,776
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 289,866,912 $ 39,495,839 $ 156,260,075 $ 35,852,868
(1)
Net of non-US capital gains tax of $303,831.
(2)
Net of deferred non-US capital gains tax of ($1,226,608).

See Accompanying Notes to the Financial Statements.
13 FLEXSHARES SEMIANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares
®
International
Quality Dividend
Index Fund
FlexShares
®
International
Quality Dividend
Dynamic Index
Fund
FlexShares
®
iBoxx
®
3-Year
Target Duration
TIPS Index Fund
FlexShares
®
iBoxx
®
5-Year
Target Duration
TIPS Index Fund
INVESTMENT INCOME
Dividend income $ 20,653,073 $ 1,746,345 $ 6,995 $ 1,813
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income — — 40,607,968 16,303,188
Securities lending income (net of fees) (Note 2) 311,921 29,888 4,684 8,177
Foreign withholding tax on dividends (2,370,097) (187,080) — —
Foreign withholding tax on interest — — — —
Total Investment Income 18,594,897 1,589,153 40,619,647 16,313,178
EXPENSES
Deferred compensation (Note 7) 1,883 185 5,371 1,960
Investment advisory fees 2,316,350 218,843 2,268,957 864,922
Trustee fees (Note 7) 29,367 2,820 83,777 29,589
Tax Services Expense (Note 4) 29,560 9,056 — —
Other expenses (Note 4) 12,457 1,198 33,589 12,355
Total Gross Expenses Before Fees Reimbursed 2,389,617 232,102 2,391,694 908,826
Less:
Investment advisory fees reimbursed (Note 4) (47,374) (10,805) (60,888) (20,337)
Total Net Expenses   2,342,243 221,297 2,330,806 888,489
Net Investment Income (Loss) 16,252,654 1,367,856 38,288,841 15,424,689
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities 46,319,786
(1)
5,835,741
(2)
5,000,274 2,770,948
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities 8,825,445 — 1,186,451 201,563
Expiration or closing of futures contracts 1,541,380 49,117 — —
Settlement of forward foreign currency contracts 200,690 16,491 — —
Foreign currency transactions 214,454 10,485 — —
Net Realized Gain (Loss)
57,101,755 5,911,834 6,186,725 2,972,511
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities 71,014,073
(3)
7,015,290
(4)
6,870,515 (23,373)
Securities lending — — — —
Futures contracts 530,585 90,089 — —
Forward foreign currency contracts (181,301) (23,635) — —
Translation of other assets and liabilities denominated in
foreign currencies 130,384 10,499 — —
Net Change in Unrealized Appreciation (Depreciation) 71,493,741 7,092,243 6,870,515 (23,373)
Net Realized and Unrealized Gain (Loss) 128,595,496 13,004,077 13,057,240 2,949,138
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 144,848,150 $ 14,371,933 $ 51,346,081 $ 18,373,827
(1)
Net of non-US capital gains tax of $52,192.
(2)
Net of non-US capital gains tax of $53,675.
(3)
Net of deferred non-US capital gains tax of ($106,198).
(4)
Net of deferred non-US capital gains tax of ($48,372).

See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 14
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares®
Disciplined
Duration MBS
Index Fund
FlexShares®
Credit-Scored US
Corporate Bond
Index Fund
FlexShares®
Credit-Scored US
Long Corporate
Bond Index Fund
FlexShares®
High Yield Value-
Scored Bond
Index Fund
INVESTMENT INCOME
Dividend income $ 14,511 $ 1,219 $ 703 $ 567
Income from non-cash dividends — — — —
Dividend income received from affiliate — — — —
Interest income 1,717,761 15,597,420 1,139,902 42,963,420
Securities lending income (net of fees) (Note 2) — 123,562 — 533,896
Foreign withholding tax on dividends — — — —
Foreign withholding tax on interest — — — —
Total Investment Income 1,732,272 15,722,201 1,140,605 43,497,883
EXPENSES
Deferred compensation (Note 7) 190 1,313 95 2,511
Investment advisory fees 90,984 488,832 29,980 2,128,875
Trustee fees (Note 7) 2,774 19,987 1,357 35,764
Other expenses (Note 4) 1,182 8,265 551 15,664
Total Gross Expenses Before Fees Reimbursed 95,130 518,397 31,983 2,182,814
Less:
Investment advisory fees reimbursed (Note 4) (1,924) (13,637) (1,029) (25,911)
Total Net Expenses   93,206 504,760 30,954 2,156,903
Net Investment Income (Loss) 1,639,066 15,217,441 1,109,651 41,340,980
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — — —
Transactions in investment securities (186,171) 1,235,836 (136,476) (3,098,278)
In-kind redemptions on investments in affiliated securities — — — —
In-kind redemptions on investments in securities — 935,941 127,900 1,059,588
Expiration or closing of futures contracts — — — —
Settlement of forward foreign currency contracts — — — —
Foreign currency transactions — — — —
Net Realized Gain (Loss)
(186,171) 2,171,777 (8,576) (2,038,690)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (332,885) (10,527,118) (1,652,542) (11,440,276)
Securities lending — (55) — 1,683
Futures contracts — — — —
Forward foreign currency contracts — — — —
Translation of other assets and liabilities denominated in
foreign currencies — — — —
Net Change in Unrealized Appreciation (Depreciation) (332,885) (10,527,173) (1,652,542) (11,438,593)
Net Realized and Unrealized Gain (Loss) (519,056) (8,355,396) (1,661,118) (13,477,283)
Net Increase (Decrease) in Net Assets Resulting from
Operations $ 1,120,010 $ 6,862,045 $ (551,467) $ 27,863,697

See Accompanying Notes to the Financial Statements.
15 FLEXSHARES SEMIANNUAL REPORT
FlexShares Trust
Statements of Operations
Statements of Operations (cont.)
FlexShares®
ESG & Climate
Investment Grade
Corporate Core
Index Fund
FlexShares®
Ultra-Short Income
Fund
FlexShares®
Core Select Bond
Fund
INVESTMENT INCOME
Dividend income $ 2,084 $ — $ 1,485,245
Income from non-cash dividends — — —
Dividend income received from affiliate — — 1,736,309
Interest income 995,628 30,851,131 7,592
Securities lending income (net of fees) (Note 2) — — 18,127
Foreign withholding tax on dividends — — —
Foreign withholding tax on interest — — —
Total Investment Income 997,712 30,851,131 3,247,273
EXPENSES
Deferred compensation (Note 7) 90 2,894 308
Investment advisory fees 24,842 1,729,143 266,400
Trustee fees (Note 7) 1,283 43,927 4,430
Other expenses (Note 4) 543 18,220 1,941
Total Gross Expenses Before Fees Reimbursed 26,758 1,794,184 273,079
Less:
Investment advisory fees reimbursed (Note 4) (905) (31,174) (116,864)
Total Net Expenses   25,853 1,763,010 156,215
Net Investment Income (Loss) 971,859 29,088,121 3,091,058
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities of affiliated issuers — — (22,889)
Transactions in investment securities (131,167) 166,806 (3,744,238)
In-kind redemptions on investments in affiliated securities — — 44,375
In-kind redemptions on investments in securities (30,623) (140) 24,807
Expiration or closing of futures contracts — — (13,674)
Settlement of forward foreign currency contracts — — —
Foreign currency transactions — — —
Net Realized Gain (Loss)
(161,790) 166,666 (3,711,619)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (743,224) (3,054,233) 1,279,728
(1)
Securities lending — — —
Futures contracts — — (219,329)
Forward foreign currency contracts — — —
Translation of other assets and liabilities denominated in foreign currencies — — —
Net Change in Unrealized Appreciation (Depreciation) (743,224) (3,054,233) 1,060,399
Net Realized and Unrealized Gain (Loss) (905,014) (2,887,567) (2,651,220)
Net Increase (Decrease) in Net Assets Resulting from Operations $ 66,845 $ 26,200,554 $ 439,838
(1)
Includes $(795,607) change in unrealized depreciation on investments in affiliates.

FLEXSHARES SEMIANNUAL REPORT 16
FlexShares
®
Trust
Statements of Changes in Net Assets
See Accompanying Notes to the Financial Statements.
FlexShares® US Quality Low
Volatility Index Fund
FlexShares® Developed Markets
ex-US Quality Low Volatility Index
Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 1,274,928 $ 2,266,796 $ 806,633 $ 1,528,089
Net realized gain (loss)
10,632,590 9,434,743 3,401,364 2,467,913
Net change in unrealized appreciation (depreciation)
(2,955,783) 3,103,534 620,521 2,896,529
Net Increase (Decrease) in Net Assets Resulting from
Operations
8,951,735 14,805,073 4,828,518 6,892,531
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,201,463) (2,280,063) (609,758) (1,456,393)
Total distributions (1,201,463) (2,280,063) (609,758) (1,456,393)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
59,609,816 51,551,403 1,725,518 16,481,581
Cost of shares redeemed
(42,156,208) (50,637,003) (12,882,359) (8,711,764)
Net Increase (Decrease) from Capital Transactions 17,453,608 914,400 (11,156,841) 7,769,817
Total Increase (Decrease) in Net Assets 25,203,880 13,439,410 (6,938,081) 13,205,955
NET ASSETS
Beginning of Period
$ 144,391,051 $ 130,951,641 $ 60,183,254 $ 46,977,299
End of Period $ 169,594,931 $ 144,391,051 $ 53,245,173 $ 60,183,254
SHARE TRANSACTIONS
Beginning of period
2,025,001 2,000,001 1,950,001 1,700,001
Shares issued
— — 50,000 100,000
Shares issued in-kind
825,000 775,000 — 450,000
Shares redeemed
— — — —
Shares redeemed in-kind
(575,000) (750,000) (400,000) (300,000)
Shares Outstanding, End of Period 2,275,001 2,025,001 1,600,001 1,950,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
17 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Emerging Markets
Quality Low Volatility Index Fund
FlexShares® Morningstar US
Market Factor Tilt Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 160,173 $ 383,328 $ 11,497,640 $ 22,138,100
Net realized gain (loss)
604,827 133,002 45,764,978 89,611,303
Net change in unrealized appreciation (depreciation)
443,638 1,786,462 91,061,427 177,452,998
Net Increase (Decrease) in Net Assets Resulting from
Operations
1,208,638 2,302,792 148,324,045 289,202,401
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(218,847) (505,420) (11,530,913) (21,409,339)
Total distributions (218,847) (505,420) (11,530,913) (21,409,339)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
— — 204,276,220 43,502,985
Cost of shares redeemed
— — (74,647,538) (153,821,759)
Net Increase (Decrease) from Capital Transactions — — 129,628,682 (110,318,774)
Total Increase (Decrease) in Net Assets 989,791 1,797,372 266,421,814 157,474,288
NET ASSETS
Beginning of Period
$ 14,958,316 $ 13,160,944 $ 1,847,313,629 $ 1,689,839,341
End of Period $ 15,948,107 $ 14,958,316 $ 2,113,735,443 $ 1,847,313,629
SHARE TRANSACTIONS
Beginning of period
500,001 500,001 7,500,001 8,000,001
Shares issued
— — — —
Shares issued in-kind
— — 800,000 200,000
Shares redeemed
— — — —
Shares redeemed in-kind
— — (300,000) (700,000)
Shares Outstanding, End of Period 500,001 500,001 8,000,001 7,500,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 18
FlexShares® Morningstar
Developed Markets ex-US Factor
Tilt Index Fund
FlexShares® Morningstar
Emerging Markets Factor Tilt
Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 8,225,111 $ 15,039,706 $ 2,935,232 $ 7,503,404
Net realized gain (loss)
17,921,318 20,012,171 5,906,954 (4,427,054)
Net change in unrealized appreciation (depreciation)
47,914,891 92,853,440 37,021,766 53,469,280
Net Increase (Decrease) in Net Assets Resulting from
Operations
74,061,320 127,905,317 45,863,952 56,545,630
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(9,715,332) (18,109,933) (7,386,342) (11,105,735)
Total distributions (9,715,332) (18,109,933) (7,386,342) (11,105,735)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
18,440,463 16,574,948 14,401,918 —
Cost of shares redeemed
(18,287,381) (13,963,392) — (27,979,893)
Net Increase (Decrease) from Capital Transactions 153,082 2,611,556 14,401,918 (27,979,893)
Total Increase (Decrease) in Net Assets 64,499,070 112,406,940 52,879,528 17,460,002
NET ASSETS
Beginning of Period
$ 569,104,971 $ 456,698,031 $ 294,157,538 $ 276,697,536
End of Period $ 633,604,041 $ 569,104,971 $ 347,037,066 $ 294,157,538
SHARE TRANSACTIONS
Beginning of period
6,400,001 6,400,001 4,500,001 5,000,001
Shares issued
200,000 — — —
Shares issued in-kind
— 200,000 200,000 —
Shares redeemed
— — — —
Shares redeemed in-kind
(200,000) (200,000) — (500,000)
Shares Outstanding, End of Period 6,400,001 6,400,001 4,700,001 4,500,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
19 FLEXSHARES SEMIANNUAL REPORT
FlexShares® US Quality Large
Cap Index Fund
FlexShares® STOXX® US ESG
Select Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 4,036,112 $ 5,118,678 $ 604,490 $ 1,414,527
Net realized gain (loss)
27,211,224 13,022,070 6,224,070 19,210,368
Net change in unrealized appreciation (depreciation)
31,897,830 100,506,747 615,755 2,080,617
Net Increase (Decrease) in Net Assets Resulting from
Operations
63,145,166 118,647,495 7,444,315 22,705,512
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(3,949,501) (4,719,430) (616,690) (1,483,063)
Total distributions (3,949,501) (4,719,430) (616,690) (1,483,063)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
217,777,995 293,383,939 15,503,287 28,498,668
Cost of shares redeemed
(64,597,838) (47,657,482) (23,232,552) (73,790,837)
Net Increase (Decrease) from Capital Transactions 153,180,157 245,726,457 (7,729,265) (45,292,169)
Total Increase (Decrease) in Net Assets 212,375,822 359,654,522 (901,640) (24,069,720)
NET ASSETS
Beginning of Period
$ 690,349,393 $ 330,694,871 $ 129,152,805 $ 153,222,525
End of Period $ 902,725,215 $ 690,349,393 $ 128,251,165 $ 129,152,805
SHARE TRANSACTIONS
Beginning of period
8,650,001 5,125,001 825,001 1,150,001
Shares issued
— — — —
Shares issued in-kind
2,675,000 4,225,000 100,000 200,000
Shares redeemed
— — — —
Shares redeemed in-kind
(800,000) (700,000) (150,000) (525,000)
Shares Outstanding, End of Period 10,525,001 8,650,001 775,001 825,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 20
FlexShares® STOXX® Global
ESG Select Index Fund
FlexShares® ESG & Climate US
Large Cap Core Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 688,554 $ 1,417,224 $ 623,685 $ 881,032
Net realized gain (loss)
3,575,687 26,571,091 7,403,141 5,710,059
Net change in unrealized appreciation (depreciation)
4,216,344 (8,229,235) (1,643,075) 5,072,999
Net Increase (Decrease) in Net Assets Resulting from
Operations
8,480,585 19,759,080 6,383,751 11,664,090
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(637,605) (1,672,273) (582,430) (873,848)
Total distributions (637,605) (1,672,273) (582,430) (873,848)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
5,059,424 18,179,087 47,506,125 28,665,444
Cost of shares redeemed
(5,091,032) (73,532,009) (25,938,696) (24,518,221)
Net Increase (Decrease) from Capital Transactions (31,608) (55,352,922) 21,567,429 4,147,223
Total Increase (Decrease) in Net Assets 7,811,372 (37,266,115) 27,368,750 14,937,465
NET ASSETS
Beginning of Period
$ 100,666,953 $ 137,933,068 $ 83,299,180 $ 68,361,715
End of Period $ 108,478,325 $ 100,666,953 $ 110,667,930 $ 83,299,180
SHARE TRANSACTIONS
Beginning of period
500,001 825,001 1,125,000 1,075,000
Shares issued
25,000 25,000 — —
Shares issued in-kind
— 75,000 650,000 425,000
Shares redeemed
— — — —
Shares redeemed in-kind
(25,000) (425,000) (350,000) (375,000)
Shares Outstanding, End of Period 500,001 500,001 1,425,000 1,125,000
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
21 FLEXSHARES SEMIANNUAL REPORT
FlexShares® ESG & Climate
Developed Markets ex-US Core
Index Fund
FlexShares® Morningstar Global
Upstream Natural Resources
Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 1,022,865 $ 1,604,357 $ 76,705,292 $ 155,356,379
Net realized gain (loss)
568,623 1,973,725 (6,444,142) 13,542,504
Net change in unrealized appreciation (depreciation)
4,368,628 5,743,851 1,466,064,600 373,747,923
Net Increase (Decrease) in Net Assets Resulting from
Operations
5,960,116 9,321,933 1,536,325,750 542,646,806
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(880,461) (1,577,844) (67,081,633) (162,483,723)
Total distributions (880,461) (1,577,844) (67,081,633) (162,483,723)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
2,965,026 17,580,080 810,050,262 370,385,506
Cost of shares redeemed
— (10,010,441) (60,201,378) (1,134,649,561)
Net Increase (Decrease) from Capital Transactions 2,965,026 7,569,639 749,848,884 (764,264,055)
Total Increase (Decrease) in Net Assets 8,044,681 15,313,728 2,219,093,001 (384,100,972)
NET ASSETS
Beginning of Period
$ 70,634,284 $ 55,320,556 $ 5,274,577,645 $ 5,658,678,617
End of Period $ 78,678,965 $ 70,634,284 $ 7,493,670,646 $ 5,274,577,645
SHARE TRANSACTIONS
Beginning of period
1,225,000 1,100,000 121,450,001 142,250,001
Shares issued
— — — —
Shares issued in-kind
50,000 325,000 16,200,000 8,850,000
Shares redeemed
— — — —
Shares redeemed in-kind
— (200,000) (1,100,000) (29,650,000)
Shares Outstanding, End of Period 1,275,000 1,225,000 136,550,001 121,450,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 22
FlexShares® STOXX® Global
Broad Infrastructure Index Fund
FlexShares® Global Quality Real
Estate Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 35,254,088 $ 64,319,181 $ 6,085,320 $ 12,087,875
Net realized gain (loss)
44,875,411 39,890,279 10,806,411 16,456,683
Net change in unrealized appreciation (depreciation)
209,737,413 179,749,684 22,604,108 (14,168,478)
Net Increase (Decrease) in Net Assets Resulting from
Operations
289,866,912 283,959,144 39,495,839 14,376,080
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(132,950,841) (78,596,911) (9,545,458) (16,246,826)
Total distributions (132,950,841) (78,596,911) (9,545,458) (16,246,826)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
48,457,275 584,157,186 65,942,643 40,366,962
Cost of shares redeemed
(135,674,040) (271,977,377) (65,628,526) (68,707,202)
Net Increase (Decrease) from Capital Transactions (87,216,765) 312,179,809 314,117 (28,340,240)
Total Increase (Decrease) in Net Assets 69,699,306 517,542,042 30,264,498 (30,210,986)
NET ASSETS
Beginning of Period
$ 2,995,777,474 $ 2,478,235,432 $ 355,944,269 $ 386,155,255
End of Period $ 3,065,476,780 $ 2,995,777,474 $ 386,208,767 $ 355,944,269
SHARE TRANSACTIONS
Beginning of period
47,800,001 43,000,001 6,000,001 6,450,001
Shares issued
— — 300,000 —
Shares issued in-kind
800,000 9,650,000 750,000 700,000
Shares redeemed
— — — —
Shares redeemed in-kind
(2,200,000) (4,850,000) (1,050,000) (1,150,000)
Shares Outstanding, End of Period 46,400,001 47,800,001 6,000,001 6,000,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
23 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Quality Dividend
Index Fund
FlexShares® Quality Dividend
Defensive Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 17,543,543 $ 34,238,052 $ 4,318,092 $ 7,902,948
Net realized gain (loss)
55,053,555 102,293,565 10,086,012 26,626,971
Net change in unrealized appreciation (depreciation)
83,662,977 141,196,787 21,448,764 30,444,820
Net Increase (Decrease) in Net Assets Resulting from
Operations
156,260,075 277,728,404 35,852,868 64,974,739
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(16,685,726) (34,270,260) (4,523,587) (7,682,070)
Total distributions (16,685,726) (34,270,260) (4,523,587) (7,682,070)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
195,845,073 505,520,246 65,515,779 110,322,330
Cost of shares redeemed
(211,000,123) (597,541,486) (45,484,842) (92,548,278)
Net Increase (Decrease) from Capital Transactions (15,155,050) (92,021,240) 20,030,937 17,774,052
Total Increase (Decrease) in Net Assets 124,419,299 151,436,904 51,360,218 75,066,721
NET ASSETS
Beginning of Period
$ 2,002,250,092 $ 1,850,813,188 $ 478,936,864 $ 403,870,143
End of Period $ 2,126,669,391 $ 2,002,250,092 $ 530,297,082 $ 478,936,864
SHARE TRANSACTIONS
Beginning of period
24,942,921 26,217,921 5,975,001 5,725,001
Shares issued
— — — —
Shares issued in-kind
2,400,000 6,825,000 800,000 1,500,000
Shares redeemed
— — — —
Shares redeemed in-kind
(2,575,000) (8,100,000) (550,000) (1,250,000)
Shares Outstanding, End of Period 24,767,921 24,942,921 6,225,001 5,975,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 24
FlexShares® International Quality
Dividend Index Fund
FlexShares® International Quality
Dividend Dynamic Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 16,252,654 $ 30,033,752 $ 1,367,856 $ 3,038,408
Net realized gain (loss)
57,101,755 37,678,935 5,911,834 3,632,683
Net change in unrealized appreciation (depreciation)
71,493,741 86,608,382 7,092,243 10,629,852
Net Increase (Decrease) in Net Assets Resulting from
Operations
144,848,150 154,321,069 14,371,933 17,300,943
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(7,495,639) (45,452,365) (853,240) (5,032,660)
Total distributions (7,495,639) (45,452,365) (853,240) (5,032,660)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
139,396,511 147,812,968 3,597,927 12,297,964
Cost of shares redeemed
(30,565,182) — — (8,167,614)
Net Increase (Decrease) from Capital Transactions 108,831,329 147,812,968 3,597,927 4,130,350
Total Increase (Decrease) in Net Assets 246,183,840 256,681,672 17,116,620 16,398,633
NET ASSETS
Beginning of Period
$ 851,081,714 $ 594,400,042 $ 84,429,395 $ 68,030,762
End of Period $ 1,097,265,554 $ 851,081,714 $ 101,546,015 $ 84,429,395
SHARE TRANSACTIONS
Beginning of period
29,400,001 23,800,001 2,400,001 2,300,001
Shares issued
900,000 — — —
Shares issued in-kind
3,500,000 5,600,000 100,000 400,000
Shares redeemed
— — — —
Shares redeemed in-kind
(900,000) — — (300,000)
Shares Outstanding, End of Period 32,900,001 29,400,001 2,500,001 2,400,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
25 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
iBoxx
®
3-Year
Target Duration TIPS Index
Fund
FlexShares
®
iBoxx
®
5-Year
Target Duration TIPS Index
Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 38,288,841 $ 105,153,951 $ 15,424,689 $ 35,595,874
Net realized gain (loss)
6,186,725 19,034,343 2,972,511 (4,336,358)
Net change in unrealized appreciation (depreciation)
6,870,515 21,748,836 (23,373) 23,661,706
Net Increase (Decrease) in Net Assets Resulting from
Operations
51,346,081 145,937,130 18,373,827 54,921,222
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(33,689,198) (98,853,274) (13,096,182) (33,316,151)
Total distributions (33,689,198) (98,853,274) (13,096,182) (33,316,151)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
101,570,252 1,067,078,645 133,868,921 260,357,478
Cost of shares redeemed
(91,585,436) (279,207,680) (8,454,211) (88,182,273)
Net Increase (Decrease) from Capital Transactions 9,984,816 787,870,965 125,414,710 172,175,205
Total Increase (Decrease) in Net Assets 27,641,699 834,954,821 130,692,355 193,780,276
NET ASSETS
Beginning of Period
$ 2,556,859,648 $ 1,721,904,827 $ 897,259,876 $ 703,479,600
End of Period $ 2,584,501,347 $ 2,556,859,648 $ 1,027,952,231 $ 897,259,876
SHARE TRANSACTIONS
Beginning of period
105,454,000 72,404,000 37,050,001 29,800,001
Shares issued
— — — —
Shares issued in-kind
4,200,000 44,550,000 5,550,000 10,950,000
Shares redeemed
— — — —
Shares redeemed in-kind
(3,800,000) (11,500,000) (350,000) (3,700,000)
Shares Outstanding, End of Period 105,854,000 105,454,000 42,250,001 37,050,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 26
FlexShares® Disciplined Duration
MBS Index Fund
FlexShares® Credit-Scored US
Corporate Bond Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 1,639,066 $ 3,303,743 $ 15,217,441 $ 25,229,283
Net realized gain (loss)
(186,171) (636,494) 2,171,777 2,806,760
Net change in unrealized appreciation (depreciation)
(332,885) 2,439,786 (10,527,173) 8,495,093
Net Increase (Decrease) in Net Assets Resulting from
Operations
1,120,010 5,107,035 6,862,045 36,531,136
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(2,119,949) (3,553,107) (15,038,034) (24,912,232)
Total distributions (2,119,949) (3,553,107) (15,038,034) (24,912,232)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
6,231,199 9,298,109 127,477,078 275,006,087
Cost of shares redeemed
— (15,229,409) (61,114,824) (102,240,900)
Net Increase (Decrease) from Capital Transactions 6,231,199 (5,931,300) 66,362,254 172,765,187
Total Increase (Decrease) in Net Assets 5,231,260 (4,377,372) 58,186,265 184,384,091
NET ASSETS
Beginning of Period
$ 88,794,499 $ 93,171,871 $ 639,731,084 $ 455,346,993
End of Period $ 94,025,759 $ 88,794,499 $ 697,917,349 $ 639,731,084
SHARE TRANSACTIONS
Beginning of period
4,250,001 4,550,001 13,000,001 9,450,001
Shares issued
300,000 450,000 — 2,350,000
Shares issued in-kind
— — 2,600,000 3,300,000
Shares redeemed
— (750,000) — —
Shares redeemed in-kind
— — (1,250,000) (2,100,000)
Shares Outstanding, End of Period 4,550,001 4,250,001 14,350,001 13,000,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
27 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Credit-Scored US
Long Corporate Bond Index Fund
FlexShares® High Yield Value-
Scored Bond Index Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 1,109,651 $ 2,231,063 $ 41,340,980 $ 99,324,586
Net realized gain (loss)
(8,576) (1,518,949) (2,038,690) 6,650,576
Net change in unrealized appreciation (depreciation)
(1,652,542) 968,743 (11,438,593) (15,166,401)
Net Increase (Decrease) in Net Assets Resulting from
Operations
(551,467) 1,680,857 27,863,697 90,808,761
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(1,147,200) (2,237,013) (42,077,735) (102,484,469)
Total distributions (1,147,200) (2,237,013) (42,077,735) (102,484,469)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
6,430,150 21,400,303 159,658,795 480,542,772
Cost of shares redeemed
(17,129,025) (20,849,411) (275,434,962) (705,806,618)
Net Increase (Decrease) from Capital Transactions (10,698,875) 550,892 (115,776,167) (225,263,846)
Total Increase (Decrease) in Net Assets (12,397,542) (5,264) (129,990,205) (236,939,554)
NET ASSETS
Beginning of Period
$ 47,735,092 $ 47,740,356 $ 1,230,481,014 $ 1,467,420,568
End of Period $ 35,337,550 $ 47,735,092 $ 1,100,490,809 $ 1,230,481,014
SHARE TRANSACTIONS
Beginning of period
1,100,001 1,100,001 30,050,001 35,700,001
Shares issued
— 250,000 — 550,000
Shares issued in-kind
150,000 250,000 3,950,000 11,200,000
Shares redeemed
— — — —
Shares redeemed in-kind
(400,000) (500,000) (6,800,000) (17,400,000)
Shares Outstanding, End of Period 850,001 1,100,001 27,200,001 30,050,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 28
FlexShares® ESG & Climate
Investment Grade Corporate Core
Index Fund
FlexShares® Ultra-Short Income
Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 971,859 $ 2,159,823 $ 29,088,121 $ 59,014,429
Net realized gain (loss)
(161,790) (303,888) 166,666 753,798
Net change in unrealized appreciation (depreciation)
(743,224) 865,220 (3,054,233) 1,790,688
Net Increase (Decrease) in Net Assets Resulting from
Operations
66,845 2,721,155 26,200,554 61,558,915
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(975,963) (2,183,587) (29,950,484) (59,250,471)
Total distributions (975,963) (2,183,587) (29,950,484) (59,250,471)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
6,220,789 6,166,558 150,081,527 346,482,170
Cost of shares redeemed
(4,136,834) (10,295,153) (107,800,316) (134,128,573)
Net Increase (Decrease) from Capital Transactions 2,083,955 (4,128,595) 42,281,211 212,353,597
Total Increase (Decrease) in Net Assets 1,174,837 (3,591,027) 38,531,281 214,662,041
NET ASSETS
Beginning of Period
$ 41,692,734 $ 45,283,761 $ 1,365,806,797 $ 1,151,144,756
End of Period $ 42,867,571 $ 41,692,734 $ 1,404,338,078 $ 1,365,806,797
SHARE TRANSACTIONS
Beginning of period
1,000,000 1,100,000 18,060,001 15,240,001
Shares issued
— — 410,000 2,980,000
Shares issued in-kind
150,000 150,000 1,580,000 1,620,000
Shares redeemed
— — (150,000) (1,030,000)
Shares redeemed in-kind
(100,000) (250,000) (1,280,000) (750,000)
Shares Outstanding, End of Period 1,050,000 1,000,000 18,620,001 18,060,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

Statements of Changes in Net Assets (cont.)
See Accompanying Notes to the Financial Statements.
29 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Core Select Bond
Fund
Six Months
Ended April
30, 2026
(Unaudited)
Year Ended
October 31,
2025
OPERATIONS
Net investment income (loss)
$ 3,091,058 $ 5,953,298
Net realized gain (loss)
(3,711,619) 454,151
Net change in unrealized appreciation (depreciation)
1,060,399 1,889,754
Net Increase (Decrease) in Net Assets Resulting from Operations
439,838 8,297,203
DISTRIBUTIONS TO SHAREHOLDERS
Distributable earnings
(3,188,434) (5,920,882)
Total distributions (3,188,434) (5,920,882)
CAPITAL TRANSACTIONS
(1)
Proceeds from shares issued
28,977,300 16,589,273
Cost of shares redeemed
(2,236,371) (40,627,820)
Net Increase (Decrease) from Capital Transactions 26,740,929 (24,038,547)
Total Increase (Decrease) in Net Assets 23,992,333 (21,662,226)
NET ASSETS
Beginning of Period
$ 144,913,074 $ 166,575,300
End of Period $ 168,905,407 $ 144,913,074
SHARE TRANSACTIONS
Beginning of period
6,425,001 7,525,001
Shares issued
— —
Shares issued in-kind
1,300,000 750,000
Shares redeemed
— —
Shares redeemed in-kind
(100,000) (1,850,000)
Shares Outstanding, End of Period 7,625,001 6,425,001
(1)
Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See
Note 9 to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT 30
FlexShares
®
Trust
Financial Highlights
See Accompanying Notes to the Financial Statements.
FlexShares® US Quality Low Volatility Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 71.30 $ 65.48 $ 51.39 $ 50.02 $ 54.60 $ 40.93
PER SHARE
Investment Operations
Net Investment Income
(a)
0.61 1.13 1.06 0.88 0.82 0.57
Net Realized and Unrealized Gain (Loss)
3.23 5.84 14.09 1.40 (4.70) 13.69
Total from Operations
3.84 6.97 15.15 2.28 (3.88) 14.26
Distributions
Net Investment Income
(0.59) (1.15) (1.06) (0.91) (0.70) (0.59)
Total from Distributions
(0.59) (1.15) (1.06) (0.91) (0.70) (0.59)
Net Asset Value, end of period
$ 74.55 $ 71.30 $ 65.48 $ 51.39 $ 50.02 $ 54.60
Total Return
(b)
Net Asset Value
(d)
5.42% 10.76% 29.66% 4.56% (7.12) % 35.05%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.09% 0.10% 0.19% 0.23% 0.23% 0.23%
Expenses net of reimbursements
0.08% 0.10% 0.18% 0.22% 0.22% 0.22%
Net Investment Income Before Reimbursements
1.68% 1.67% 1.76% 1.70% 1.58% 1.17%
Net Investment Income Net of Reimbursements
1.68% 1.68% 1.76% 1.70% 1.58% 1.17%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
23% 46% 48% 51% 48% 43%
Net assets, end of period (thousands)
$ 169,595 $ 144,391 $ 130,952 $ 185,005 $ 162,569 $ 161,074

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
31 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 30.86 $ 27.63 $ 23.67 $ 22.09 $ 27.92 $ 23.48
PER SHARE
Investment Operations
Net Investment Income
(a)
0.45 0.87 0.71 0.73 0.66 0.73
Net Realized and Unrealized Gain (Loss)
2.30 3.18 4.10 1.55 (5.71) 4.43
Total from Operations
2.75 4.05 4.81 2.28 (5.05) 5.16
Distributions
Net Investment Income
(0.33) (0.82) (0.85) (0.70) (0.78) (0.72)
Total from Distributions
(0.33) (0.82) (0.85) (0.70) (0.78) (0.72)
Net Asset Value, end of period
$ 33.28 $ 30.86 $ 27.63 $ 23.67 $ 22.09 $ 27.92
Total Return
(b)
Net Asset Value
(d)
8.96% 14.84% 20.56% 10.16% (18.36) % 22.05%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.20% 0.18% 0.34% 0.33% 0.33% 0.33%
Expenses net of reimbursements
0.12% 0.15% 0.32% 0.32% 0.32% 0.32%
Net Investment Income Before Reimbursements
2.69% 2.91% 2.66% 2.94% 2.60% 2.68%
Net Investment Income Net of Reimbursements
2.77% 2.95% 2.67% 2.94% 2.60% 2.68%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
23% 40% 46% 52% 56% 56%
Net assets, end of period (thousands)
$ 53,245 $ 60,183 $ 46,977 $ 66,263 $ 61,852 $ 75,371

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 32
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 29.92 $ 26.32 $ 21.63 $ 20.53 $ 26.41 $ 23.95
PER SHARE
Investment Operations
Net Investment Income
(a)
0.32 0.77 0.66 0.76 0.67 0.69
Net Realized and Unrealized Gain (Loss)
2.10 3.84 4.37 1.02 (5.82) 2.22
Total from Operations
2.42 4.61 5.03 1.78 (5.15) 2.91
Distributions
Net Investment Income
(0.44) (1.01) (0.34) (0.68) (0.69) (0.45)
Tax Return of Capital
— — — — (0.04) —
Total from Distributions
(0.44) (1.01) (0.34) (0.68) (0.73) (0.45)
Net Asset Value, end of period
$ 31.90 $ 29.92 $ 26.32 $ 21.63 $ 20.53 $ 26.41
Total Return
(b)
Net Asset Value
(d)
8.22% 18.14% 23.35% 8.52% (19.77) % 12.09%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.19% 0.22% 0.41% 0.41% 0.41% 0.41%
Expenses net of reimbursements
0.18% 0.21% 0.40% 0.40% 0.40% 0.40%
Net Investment Income Before Reimbursements
2.12% 2.86% 2.70% 3.35% 2.75% 2.57%
Net Investment Income Net of Reimbursements
2.12% 2.87% 2.70% 3.35% 2.75% 2.58%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
24% 48% 96% 75% 53% 54%
Net assets, end of period (thousands)
$ 15,948 $ 14,958 $ 13,161 $ 12,980 $ 8,214 $ 15,844

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
33 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 246.31 $ 211.23 $ 157.18 $ 151.07 $ 178.97 $ 121.11
PER SHARE
Investment Operations
Net Investment Income
(a)
1.52 2.85 2.77 2.53 2.39 2.08
Net Realized and Unrealized Gain (Loss)
17.89 34.99 54.05 6.03 (27.93) 57.80
Total from Operations
19.41 37.84 56.82 8.56 (25.54) 59.88
Distributions
Net Investment Income
(1.50) (2.76) (2.77) (2.45) (2.36) (2.02)
Total from Distributions
(1.50) (2.76) (2.77) (2.45) (2.36) (2.02)
Net Asset Value, end of period
$ 264.22 $ 246.31 $ 211.23 $ 157.18 $ 151.07 $ 178.97
Total Return
(b)
Net Asset Value
(d)
7.93% 18.07% 36.32% 5.67% (14.33) % 49.68%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.26% 0.26% 0.26% 0.26% 0.26% 0.26%
Expenses net of reimbursements
0.25% 0.25% 0.25% 0.25% 0.25% 0.25%
Net Investment Income Before Reimbursements
1.22% 1.28% 1.42% 1.58% 1.47% 1.28%
Net Investment Income Net of Reimbursements
1.23% 1.29% 1.43% 1.58% 1.47% 1.29%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
8% 13% 11% 15% 14% 24%
Net assets, end of period (thousands)
$ 2,113,735 $ 1,847,314 $ 1,689,839 $ 1,336,011 $ 1,397,408 $ 1,727,019

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 34
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 88.92 $ 71.36 $ 60.16 $ 54.48 $ 73.71 $ 54.24
PER SHARE
Investment Operations
Net Investment Income
(a)
1.28 2.39 2.04 1.93 1.94 1.71
Net Realized and Unrealized Gain (Loss)
10.28 18.04 11.68 5.37 (18.44) 19.27
Total from Operations
11.56 20.43 13.72 7.30 (16.50) 20.98
Distributions
Net Investment Income
(1.48) (2.87) (2.52) (1.62) (2.61) (1.51)
Tax Return of Capital
— — — — (0.12) —
Total from Distributions
(1.48) (2.87) (2.52) (1.62) (2.73) (1.51)
Net Asset Value, end of period
$ 99.00 $ 88.92 $ 71.36 $ 60.16 $ 54.48 $ 73.71
Total Return
(b)
Net Asset Value
(d)
13.14% 29.37% 22.99% 13.21% (22.83) % 38.79%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.41% 0.41% 0.41% 0.40% 0.40% 0.40%
Expenses net of reimbursements
0.39% 0.39% 0.39% 0.39% 0.39% 0.39%
Net Investment Income Before Reimbursements
2.72% 3.03% 2.91% 3.04% 3.02% 2.42%
Net Investment Income Net of Reimbursements
2.73% 3.04% 2.92% 3.04% 3.02% 2.42%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
10% 25% 19% 22% 27% 29%
Net assets, end of period (thousands)
$ 633,604 $ 569,105 $ 456,698 $ 469,239 $ 446,754 $ 648,638

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
35 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 65.37 $ 55.34 $ 46.54 $ 42.22 $ 60.79 $ 48.05
PER SHARE
Investment Operations
Net Investment Income
(a)
0.64 1.61 1.33 1.45 1.86 1.51
Net Realized and Unrealized Gain (Loss)
9.47 10.80 8.95 4.36 (18.06) 12.40
Total from Operations
10.11 12.41 10.28 5.81 (16.20) 13.91
Distributions
Net Investment Income
(1.64) (2.38) (1.48) (1.49) (2.37) (1.17)
Total from Distributions
(1.64) (2.38) (1.48) (1.49) (2.37) (1.17)
Net Asset Value, end of period
$ 73.84 $ 65.37 $ 55.34 $ 46.54 $ 42.22 $ 60.79
Total Return
(b)
Net Asset Value
(d)
15.90% 23.35% 22.41%
(g)
13.63%
(g)
(27.32) % 28.95%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.58% 0.58% 0.58% 0.61% 0.60% 0.60%
Expenses net of reimbursements
0.57% 0.57% 0.57% 0.59% 0.59% 0.59%
Net Investment Income Before Reimbursements
1.90% 2.85% 2.54% 2.95% 3.49% 2.46%
Net Investment Income Net of Reimbursements
1.90% 2.85% 2.55% 2.97% 3.49% 2.47%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
14% 30% 33% 39% 34% 40%
Net assets, end of period (thousands)
$ 347,037 $ 294,158 $ 276,698 $ 218,724 $ 206,889 $ 334,372

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 36
FlexShares® US Quality Large Cap Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 79.81 $ 64.53 $ 46.61 $ 43.17 $ 50.25 $ 35.48
PER SHARE
Investment Operations
Net Investment Income
(a)
0.43 0.79 0.72 0.67 0.61 0.50
Net Realized and Unrealized Gain (Loss)
5.95 15.23 17.83 3.43 (7.11) 14.76
Total from Operations
6.38 16.02 18.55 4.10 (6.50) 15.26
Distributions
Net Investment Income
(0.42) (0.74) (0.63) (0.66) (0.58) (0.49)
Total from Distributions
(0.42) (0.74) (0.63) (0.66) (0.58) (0.49)
Net Asset Value, end of period
$ 85.77 $ 79.81 $ 64.53 $ 46.61 $ 43.17 $ 50.25
Total Return
(b)
Net Asset Value
(d)
8.04% 25.00% 39.96% 9.54% (12.98) % 43.21%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.26% 0.26% 0.26% 0.26% 0.30% 0.33%
Expenses net of reimbursements
0.25% 0.25% 0.25% 0.25% 0.30% 0.32%
Net Investment Income Before Reimbursements
1.05% 1.12% 1.22% 1.44% 1.31% 1.11%
Net Investment Income Net of Reimbursements
1.06% 1.13% 1.22% 1.44% 1.31% 1.11%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
10% 19% 16% 20% 22% 30%
Net assets, end of period (thousands)
$ 902,725 $ 690,349 $ 330,695 $ 146,806 $ 127,350 $ 144,475

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
37 FLEXSHARES SEMIANNUAL REPORT
FlexShares® STOXX® US ESG Select Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 156.55 $ 133.24 $ 102.72 $ 92.96 $ 112.73 $ 79.16
PER SHARE
Investment Operations
Net Investment Income
(a)
0.77 1.55 1.46 1.32 1.22 1.26
Net Realized and Unrealized Gain (Loss)
8.92 23.32 30.57 9.71 (19.75) 33.50
Total from Operations
9.69 24.87 32.03 11.03 (18.53) 34.76
Distributions
Net Investment Income
(0.75) (1.56) (1.51) (1.27) (1.24) (1.19)
Total from Distributions
(0.75) (1.56) (1.51) (1.27) (1.24) (1.19)
Net Asset Value, end of period
$ 165.49 $ 156.55 $ 133.24 $ 102.72 $ 92.96 $ 112.73
Total Return
(b)
Net Asset Value
(d)
6.22% 18.79% 31.28% 11.91% (16.51) % 44.15%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.33% 0.33% 0.33% 0.33% 0.33% 0.33%
Expenses net of reimbursements
0.32% 0.32% 0.32% 0.32% 0.32% 0.32%
Net Investment Income Before Reimbursements
0.98% 1.08% 1.17% 1.30% 1.20% 1.25%
Net Investment Income Net of Reimbursements
0.98% 1.08% 1.18% 1.30% 1.20% 1.26%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
17% 25% 27% 28% 46% 40%
Net assets, end of period (thousands)
$ 128,251 $ 129,153 $ 153,223 $ 166,925 $ 171,980 $ 191,643

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 38
FlexShares® STOXX® Global ESG Select Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 201.33 $ 167.19 $ 132.01 $ 117.54 $ 148.57 $ 106.02
PER SHARE
Investment Operations
Net Investment Income
(a)
1.38 2.57 2.57 2.42 2.24 2.03
Net Realized and Unrealized Gain (Loss)
15.48 34.58 35.41 14.27 (30.82) 42.38
Total from Operations
16.86 37.15 37.98 16.69 (28.58) 44.41
Distributions
Net Investment Income
(1.23) (3.01) (2.80) (2.22) (2.45) (1.86)
Total from Distributions
(1.23) (3.01) (2.80) (2.22) (2.45) (1.86)
Net Asset Value, end of period
$ 216.96 $ 201.33 $ 167.19 $ 132.01 $ 117.54 $ 148.57
Total Return
(b)
Net Asset Value
(d)
8.42% 22.47% 28.88% 14.17% (19.35) % 42.10%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.46% 0.45% 0.44% 0.43% 0.43% 0.43%
Expenses net of reimbursements
0.42% 0.42% 0.42% 0.42% 0.42% 0.42%
Net Investment Income Before Reimbursements
1.31% 1.41% 1.60% 1.82% 1.69% 1.50%
Net Investment Income Net of Reimbursements
1.34% 1.43% 1.62% 1.83% 1.69% 1.51%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
19% 47% 41% 35% 54% 48%
Net assets, end of period (thousands)
$ 108,478 $ 100,667 $ 137,933 $ 151,816 $ 146,925 $ 185,717

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
39 FLEXSHARES SEMIANNUAL REPORT
*  Commencement of investment operations.
FlexShares® ESG & Climate US Large Cap Core Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31, For the period
09/20/21*
through
10/31/21 2025 2024 2023 2022
Net asset value, beginning of period
$ 74.04 $ 63.59 $ 47.61 $ 44.21 $ 53.39 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.42 0.83 0.77 0.77 0.70 0.06
Net Realized and Unrealized Gain (Loss)
3.59 10.45 15.96 3.35 (9.25) 3.33
Total from Operations
4.01 11.28 16.73 4.12 (8.55) 3.39
Distributions
Net Investment Income
(0.39) (0.83) (0.75) (0.72) (0.62) —
From Net Realized Gains
— — — — (0.01) —
Total from Distributions
(0.39) (0.83) (0.75) (0.72) (0.63) —
Net Asset Value, end of period
$ 77.66 $ 74.04 $ 63.59 $ 47.61 $ 44.21 $ 53.39
Total Return
(b)
Net Asset Value
(d)
5.46% 17.89% 35.29% 9.33% (16.09) % 6.78%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.10% 0.10% 0.10% 0.10% 0.10% 0.09%
Expenses net of reimbursements
0.09% 0.09% 0.09% 0.09% 0.09% 0.09%
Net Investment Income Before Reimbursements
1.15% 1.24% 1.30% 1.61% 1.53% 0.96%
Net Investment Income Net of Reimbursements
1.16% 1.24% 1.30% 1.61% 1.53% 0.96%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
19% 32% 32% 16% 18% — %
(f)
Net assets, end of period (thousands)
$ 110,668 $ 83,299 $ 68,362 $ 36,896 $ 22,103 $ 2,669

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 40
*  Commencement of investment operations.
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31, For the period
09/20/21*
through
10/31/21 2025 2024 2023 2022
Net asset value, beginning of period
$ 57.66 $ 50.29 $ 41.65 $ 38.15 $ 51.19 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.81 1.51 1.40 1.38 1.44 0.16
Net Realized and Unrealized Gain (Loss)
3.94 7.37 8.61 3.31 (13.28) 1.03
Total from Operations
4.75 8.88 10.01 4.69 (11.84) 1.19
Distributions
Net Investment Income
(0.70) (1.51) (1.37) (1.19) (1.20) —
Total from Distributions
(0.70) (1.51) (1.37) (1.19) (1.20) —
Net Asset Value, end of period
$ 61.71 $ 57.66 $ 50.29 $ 41.65 $ 38.15 $ 51.19
Total Return
(b)
Net Asset Value
(d)
8.31% 17.97% 24.12% 12.08% (23.36) % 2.38%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.17% 0.16% 0.14% 0.13% 0.13% 0.12%
Expenses net of reimbursements
0.12% 0.12% 0.12% 0.12% 0.12% 0.12%
Net Investment Income Before Reimbursements
2.68% 2.83% 2.84% 3.09% 3.35% 2.72%
Net Investment Income Net of Reimbursements
2.73% 2.86% 2.85% 3.09% 3.35% 2.72%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
11% 20% 22% 32% 33% — %
(f)
Net assets, end of period (thousands)
$ 78,679 $ 70,634 $ 55,321 $ 37,484 $ 17,169 $ 5,119

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
41 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 43.43 $ 39.78 $ 38.56 $ 41.35 $ 38.66 $ 26.71
PER SHARE
Investment Operations
Net Investment Income
(a)
0.59 1.23 1.19 1.46 1.88 1.44
Net Realized and Unrealized Gain (Loss)
11.38 3.71 1.40 (3.01) 2.76 11.72
Total from Operations
11.97 4.94 2.59 (1.55) 4.64 13.16
Distributions
Net Investment Income
(0.52) (1.29) (1.37) (1.24) (1.95) (1.21)
Total from Distributions
(0.52) (1.29) (1.37) (1.24) (1.95) (1.21)
Net Asset Value, end of period
$ 54.88 $ 43.43 $ 39.78 $ 38.56 $ 41.35 $ 38.66
Total Return
(b)
Net Asset Value
(d)
27.74% 12.77% 6.73%
(i)
(3.92) % 12.20% 49.70%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.47% 0.47% 0.47% 0.47% 0.47% 0.47%
Expenses net of reimbursements
0.46% 0.46% 0.46% 0.46% 0.46% 0.46%
Net Investment Income Before Reimbursements
2.36% 3.09% 2.94% 3.48% 4.48% 3.95%
Net Investment Income Net of Reimbursements
2.37% 3.10% 2.95% 3.48% 4.48% 3.95%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
14% 28% 21% 27% 32% 28%
Net assets, end of period (thousands)
$ 7,493,671 $ 5,274,578 $ 5,658,679 $ 6,925,286 $ 6,834,852 $ 6,052,710

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 42
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 62.67 $ 57.63 $ 47.76 $ 48.32 $ 57.73 $ 48.10
PER SHARE
Investment Operations
Net Investment Income
(a)
0.75 1.47 1.50 1.40 1.35 1.38
Net Realized and Unrealized Gain (Loss)
5.43 5.35 9.78 (0.73) (9.27) 9.57
Total from Operations
6.18 6.82 11.28 0.67 (7.92) 10.95
Distributions
Net Investment Income
(2.78) (1.78) (1.41) (1.23) (1.49) (1.32)
Total from Distributions
(2.78) (1.78) (1.41) (1.23) (1.49) (1.32)
Net Asset Value, end of period
$ 66.07 $ 62.67 $ 57.63 $ 47.76 $ 48.32 $ 57.73
Total Return
(b)
Net Asset Value
(d)
10.31% 12.16% 23.82%
(j)
1.24% (13.92) % 22.85%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.48% 0.48% 0.48% 0.48% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
2.37% 2.47% 2.75% 2.74% 2.51% 2.45%
Net Investment Income Net of Reimbursements
2.38% 2.48% 2.75% 2.74% 2.51% 2.45%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
7% 13% 12% 12% 16% 13%
Net assets, end of period (thousands)
$ 3,065,477 $ 2,995,777 $ 2,478,235 $ 2,025,181 $ 2,500,518 $ 2,643,906

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
43 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Global Quality Real Estate Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 59.32 $ 59.87 $ 47.05 $ 52.12 $ 70.35 $ 50.88
PER SHARE
Investment Operations
Net Investment Income
(a)
1.05 1.80 1.97 1.50 1.67 1.38
Net Realized and Unrealized Gain (Loss)
5.65 0.12 12.26 (5.09) (17.88) 19.13
Total from Operations
6.70 1.92 14.23 (3.59) (16.21) 20.51
Distributions
Net Investment Income
(1.65) (2.47) (1.41) (1.48) (1.99) (1.04)
Tax Return of Capital
— — — — (0.03) —
Total from Distributions
(1.65) (2.47) (1.41) (1.48) (2.02) (1.04)
Net Asset Value, end of period
$ 64.37 $ 59.32 $ 59.87 $ 47.05 $ 52.12 $ 70.35
Total Return
(b)
Net Asset Value
(d)
11.58% 3.37% 30.44% (7.16) % (23.51) % 40.58%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.46% 0.46% 0.46% 0.46% 0.46% 0.46%
Expenses net of reimbursements
0.45% 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income Before Reimbursements
3.43% 3.05% 3.50% 2.83% 2.63% 2.16%
Net Investment Income Net of Reimbursements
3.44% 3.06% 3.51% 2.83% 2.63% 2.17%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
20% 49% 49% 49% 54% 52%
Net assets, end of period (thousands)
$ 386,209 $ 355,944 $ 386,155 $ 244,673 $ 328,381 $ 418,597

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 44
FlexShares® Quality Dividend Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 80.27 $ 70.59 $ 54.41 $ 52.28 $ 58.35 $ 43.40
PER SHARE
Investment Operations
Net Investment Income
(a)
0.70 1.34 1.33 1.36 1.25 1.16
Net Realized and Unrealized Gain (Loss)
5.56 9.68 16.18 2.05 (6.05) 14.89
Total from Operations
6.26 11.02 17.51 3.41 (4.80) 16.05
Distributions
Net Investment Income
(0.67) (1.34) (1.33) (1.28) (1.27) (1.10)
Total from Distributions
(0.67) (1.34) (1.33) (1.28) (1.27) (1.10)
Net Asset Value, end of period
$ 85.86 $ 80.27 $ 70.59 $ 54.41 $ 52.28 $ 58.35
Total Return
(b)
Net Asset Value
(d)
7.86% 15.84% 32.40% 6.52% (8.29) % 37.27%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.38% 0.38% 0.38% 0.38% 0.38% 0.38%
Expenses net of reimbursements
0.37% 0.37% 0.37% 0.37% 0.37% 0.37%
Net Investment Income Before Reimbursements
1.73% 1.84% 2.04% 2.45% 2.24% 2.16%
Net Investment Income Net of Reimbursements
1.74% 1.84% 2.05% 2.45% 2.24% 2.16%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
13% 41% 38% 51% 40% 51%
Net assets, end of period (thousands)
$ 2,126,669 $ 2,002,250 $ 1,850,813 $ 1,478,273 $ 1,522,730 $ 1,642,545

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
45 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Quality Dividend Defensive Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 80.16 $ 70.54 $ 53.32 $ 50.61 $ 56.01 $ 42.61
PER SHARE
Investment Operations
Net Investment Income
(a)
0.71 1.35 1.32 1.29 1.16 1.09
Net Realized and Unrealized Gain (Loss)
5.06 9.58 17.22 2.66 (5.35) 13.39
Total from Operations
5.77 10.93 18.54 3.95 (4.19) 14.48
Distributions
Net Investment Income
(0.74) (1.31) (1.32) (1.24) (1.21) (1.08)
Total from Distributions
(0.74) (1.31) (1.32) (1.24) (1.21) (1.08)
Net Asset Value, end of period
$ 85.19 $ 80.16 $ 70.54 $ 53.32 $ 50.61 $ 56.01
Total Return
(b)
Net Asset Value
(d)
7.26% 15.69% 35.07% 7.82% (7.53) % 34.28%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.38% 0.38% 0.38% 0.38% 0.38% 0.38%
Expenses net of reimbursements
0.37% 0.37% 0.37% 0.37% 0.37% 0.37%
Net Investment Income Before Reimbursements
1.74% 1.84% 2.05% 2.39% 2.16% 2.10%
Net Investment Income Net of Reimbursements
1.74% 1.84% 2.06% 2.40% 2.16% 2.11%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
11% 41% 50% 51% 47% 57%
Net assets, end of period (thousands)
$ 530,297 $ 478,937 $ 403,870 $ 313,231 $ 345,444 $ 448,058

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 46
FlexShares® International Quality Dividend Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 28.95 $ 24.97 $ 20.70 $ 18.47 $ 25.77 $ 20.15
PER SHARE
Investment Operations
Net Investment Income
(a)
0.51 1.15 0.98 1.12 1.15 0.97
Net Realized and Unrealized Gain (Loss)
4.13 4.60 4.48 2.14 (7.23) 5.55
Total from Operations
4.64 5.75 5.46 3.26 (6.08) 6.52
Distributions
Net Investment Income
(0.24) (1.77) (1.19) (1.03) (1.22) (0.90)
Total from Distributions
(0.24) (1.77) (1.19) (1.03) (1.22) (0.90)
Net Asset Value, end of period
$ 33.35 $ 28.95 $ 24.97 $ 20.70 $ 18.47 $ 25.77
Total Return
(b)
Net Asset Value
(d)
16.12% 24.44% 26.73% 17.45% (24.11) % 32.42%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.48% 0.49% 0.49% 0.49% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
3.29% 4.38% 4.01% 5.13% 5.11% 3.80%
Net Investment Income Net of Reimbursements
3.30% 4.39% 4.03% 5.14% 5.11% 3.81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
27% 61% 51% 49% 69% 68%
Net assets, end of period (thousands)
$ 1,097,266 $ 851,082 $ 594,400 $ 498,876 $ 432,097 $ 616,007

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
47 FLEXSHARES SEMIANNUAL REPORT
FlexShares® International Quality Dividend Dynamic Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 35.18 $ 29.58 $ 24.34 $ 21.31 $ 30.39 $ 22.38
PER SHARE
Investment Operations
Net Investment Income
(a)
0.55 1.33 1.09 1.28 1.45 1.28
Net Realized and Unrealized Gain (Loss)
5.23 6.44 5.68 2.91 (9.01) 7.63
Total from Operations
5.78 7.77 6.77 4.19 (7.56) 8.91
Distributions
Net Investment Income
(0.34) (2.17) (1.53) (1.16) (1.52) (0.90)
Total from Distributions
(0.34) (2.17) (1.53) (1.16) (1.52) (0.90)
Net Asset Value, end of period
$ 40.62 $ 35.18 $ 29.58 $ 24.34 $ 21.31 $ 30.39
Total Return
(b)
Net Asset Value
(d)
16.55% 28.01% 28.20% 19.39% (25.48) % 39.87%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.50% 0.51% 0.51% 0.48% 0.48% 0.48%
Expenses net of reimbursements
0.47% 0.47% 0.47% 0.47% 0.47% 0.47%
Net Investment Income Before Reimbursements
2.91% 4.28% 3.77% 4.96% 5.49% 4.24%
Net Investment Income Net of Reimbursements
2.94% 4.31% 3.80% 4.96% 5.49% 4.25%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
30% 65% 61% 78% 74% 72%
Net assets, end of period (thousands)
$ 101,546 $ 84,429 $ 68,031 $ 65,714 $ 61,788 $ 75,975

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 48
FlexShares
®
iBoxx
®
3-Year Target Duration TIPS Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 24.25 $ 23.78 $ 23.17 $ 23.58 $ 26.38 $ 25.73
PER SHARE
Investment Operations
Net Investment Income
(a)
0.36 1.07 0.90 0.96 1.72 1.09
Net Realized and Unrealized Gain (Loss)
0.13 0.39 0.69 (0.52) (2.83) 0.68
Total from Operations
0.49 1.46 1.59 0.44 (1.11) 1.77
Distributions
Net Investment Income
(0.32) (0.99) (0.98) (0.85) (1.66) (1.12)
Tax Return of Capital
— — — — (0.03) —
Total from Distributions
(0.32) (0.99) (0.98) (0.85) (1.69) (1.12)
Net Asset Value, end of period
$ 24.42 $ 24.25 $ 23.78 $ 23.17 $ 23.58 $ 26.38
Total Return
(b)
Net Asset Value
(d)
2.08% 6.26% 7.02% 1.84% (4.44) % 6.95%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.19% 0.19% 0.19% 0.19% 0.19% 0.19%
Expenses net of reimbursements
0.18% 0.18% 0.18% 0.18% 0.18% 0.18%
Net Investment Income Before Reimbursements
3.03% 4.45% 3.80% 4.08% 6.82% 4.14%
Net Investment Income Net of Reimbursements
3.04% 4.45% 3.81% 4.08% 6.83% 4.15%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
39% 86% 71% 63% 116% 53%
Net assets, end of period (thousands)
$ 2,584,501 $ 2,556,860 $ 1,721,905 $ 1,927,923 $ 2,157,939 $ 1,437,584

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
49 FLEXSHARES SEMIANNUAL REPORT
FlexShares
®
iBoxx
®
5-Year Target Duration TIPS Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 24.22 $ 23.61 $ 22.76 $ 23.63 $ 28.02 $ 27.34
PER SHARE
Investment Operations
Net Investment Income
(a)
0.38 1.06 0.89 1.01 1.83 1.16
Net Realized and Unrealized Gain (Loss)
0.07 0.54 0.94 (1.01) (4.35) 0.70
Total from Operations
0.45 1.60 1.83 0.00 (2.52) 1.86
Distributions
Net Investment Income
(0.34) (0.99) (0.98) (0.87) (1.84) (1.18)
Tax Return of Capital
— — — — (0.03) —
Total from Distributions
(0.34) (0.99) (0.98) (0.87) (1.87) (1.18)
Net Asset Value, end of period
$ 24.33 $ 24.22 $ 23.61 $ 22.76 $ 23.63 $ 28.02
Total Return
(b)
Net Asset Value
(d)
1.91% 6.89% 8.20% (0.11) % (9.46) % 6.88%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.19% 0.19% 0.19% 0.19% 0.19% 0.19%
Expenses net of reimbursements
0.18% 0.18% 0.18% 0.18% 0.18% 0.18%
Net Investment Income Before Reimbursements
3.21% 4.43% 3.77% 4.26% 6.98% 4.17%
Net Investment Income Net of Reimbursements
3.21% 4.43% 3.77% 4.27% 6.98% 4.17%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
52% 59% 42% 52% 80% 46%
Net assets, end of period (thousands)
$ 1,027,952 $ 897,260 $ 703,480 $ 811,550 $ 643,886 $ 714,479

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 50
FlexShares® Disciplined Duration MBS Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 20.89 $ 20.48 $ 19.59 $ 20.04 $ 23.42 $ 24.10
PER SHARE
Investment Operations
Net Investment Income
(a)
0.37 0.79 0.72 0.55 0.26 0.09
Net Realized and Unrealized Gain (Loss)
(0.12) 0.45 0.91 (0.34) (3.07) (0.16)
Total from Operations
0.25 1.24 1.63 0.21 (2.81) (0.07)
Distributions
Net Investment Income
(0.48) (0.83) (0.74) (0.66) (0.57) (0.61)
Total from Distributions
(0.48) (0.83) (0.74) (0.66) (0.57) (0.61)
Net Asset Value, end of period
$ 20.66 $ 20.89 $ 20.48 $ 19.59 $ 20.04 $ 23.42
Total Return
(b)
Net Asset Value
(d)
1.23% 6.23% 8.43% 0.98% (12.16) % (0.28) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.21% 0.21% 0.21% 0.21% 0.21% 0.21%
Expenses net of reimbursements
0.20% 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income Before Reimbursements
3.60% 3.82% 3.53% 2.70% 1.19% 0.35%
Net Investment Income Net of Reimbursements
3.60% 3.83% 3.54% 2.70% 1.19% 0.36%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
53% 38% 31% 46% 222% 476%
Net assets, end of period (thousands)
$ 94,026 $ 88,794 $ 93,172 $ 74,424 $ 97,189 $ 111,243

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
51 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 49.21 $ 48.18 $ 45.38 $ 45.26 $ 53.52 $ 54.70
PER SHARE
Investment Operations
Net Investment Income
(a)
1.13 2.36 2.36 1.74 1.04 0.91
Net Realized and Unrealized Gain (Loss)
(0.57) 1.01 2.74 0.05 (7.83) (0.51)
Total from Operations
0.56 3.37 5.10 1.79 (6.79) 0.40
Distributions
Net Investment Income
(1.13) (2.34) (2.30) (1.67) (1.06) (0.96)
From Net Realized Gains
— — — — (0.41) (0.62)
Total from Distributions
(1.13) (2.34) (2.30) (1.67) (1.47) (1.58)
Net Asset Value, end of period
$ 48.64 $ 49.21 $ 48.18 $ 45.38 $ 45.26 $ 53.52
Total Return
(b)
Net Asset Value
(d)
1.14% 7.20% 11.44% 3.92% (12.91) % 0.70%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.16% 0.16% 0.17% 0.23% 0.23% 0.23%
Expenses net of reimbursements
0.15% 0.15% 0.16% 0.22% 0.22% 0.22%
Net Investment Income Before Reimbursements
4.67% 4.88% 4.94% 3.74% 2.11% 1.68%
Net Investment Income Net of Reimbursements
4.67% 4.89% 4.95% 3.74% 2.11% 1.69%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
27% 65% 81% 121% 66% 53%
Net assets, end of period (thousands)
$ 697,917 $ 639,731 $ 455,347 $ 274,550 $ 242,139 $ 315,740

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 52
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 43.40 $ 43.40 $ 38.10 $ 39.44 $ 60.85 $ 61.81
PER SHARE
Investment Operations
Net Investment Income
(a)
1.17 2.38 2.36 2.14 1.93 1.90
Net Realized and Unrealized Gain (Loss)
(1.80) — 5.24 (1.33) (20.48) 1.22
Total from Operations
(0.63) 2.38 7.60 0.81 (18.55) 3.12
Distributions
Net Investment Income
(1.20) (2.38) (2.30) (2.15) (1.92) (1.88)
From Net Realized Gains
— — — — (0.94) (2.20)
Total from Distributions
(1.20) (2.38) (2.30) (2.15) (2.86) (4.08)
Net Asset Value, end of period
$ 41.57 $ 43.40 $ 43.40 $ 38.10 $ 39.44 $ 60.85
Total Return
(b)
Net Asset Value
(d)
(1.47) % 5.76% 20.16%
(k)
1.59%
(k)
(31.58) % 5.14%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.16% 0.16% 0.17% 0.23% 0.23% 0.23%
Expenses net of reimbursements
0.15% 0.15% 0.16% 0.22% 0.22% 0.22%
Net Investment Income Before Reimbursements
5.55% 5.61% 5.43% 5.01% 3.86% 3.13%
Net Investment Income Net of Reimbursements
5.55% 5.61% 5.43% 5.02% 3.86% 3.14%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
31% 88% 116% 103% 58% 88%
Net assets, end of period (thousands)
$ 35,338 $ 47,735 $ 47,740 $ 28,575 $ 35,498 $ 60,855

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
53 FLEXSHARES SEMIANNUAL REPORT
FlexShares® High Yield Value-Scored Bond Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 40.95 $ 41.10 $ 38.74 $ 40.09 $ 49.58 $ 46.25
PER SHARE
Investment Operations
Net Investment Income
(a)
1.45 3.02 3.42 3.57 2.98 2.67
Net Realized and Unrealized Gain (Loss)
(0.47) (0.07) 2.40 (1.40) (9.24) 3.42
Total from Operations
0.98 2.95 5.82 2.17 (6.26) 6.09
Distributions
Net Investment Income
(1.47) (3.10) (3.46) (3.52) (2.86) (2.76)
From Net Realized Gains
— — — — (0.37) —
Total from Distributions
(1.47) (3.10) (3.46) (3.52) (3.23) (2.76)
Net Asset Value, end of period
$ 40.46 $ 40.95 $ 41.10 $ 38.74 $ 40.09 $ 49.58
Total Return
(b)
Net Asset Value
(d)
2.44% 7.49% 15.55%
(l)
5.45%
(l)
(13.06) % 13.38%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.38% 0.38% 0.38% 0.38% 0.38% 0.38%
Expenses net of reimbursements
0.37% 0.37% 0.37% 0.37% 0.37% 0.37%
Net Investment Income Before Reimbursements
7.18% 7.41% 8.40% 8.90% 6.81% 5.40%
Net Investment Income Net of Reimbursements
7.19% 7.41% 8.41% 8.91% 6.81% 5.40%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
54% 100% 118% 167% 146% 128%
Net assets, end of period (thousands)
$ 1,100,491 $ 1,230,481 $ 1,467,421 $ 1,222,307 $ 887,945 $ 575,184

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 54
*  Commencement of investment operations.
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31, For the period
09/20/21*
through
10/31/21 2025 2024 2023 2022
Net asset value, beginning of period
$ 41.69 $ 41.17 $ 37.96 $ 38.59 $ 49.35 $ 50.00
PER SHARE
Investment Operations
Net Investment Income
(a)
0.96 1.97 1.91 1.61 1.07 0.10
Net Realized and Unrealized Gain (Loss)
(0.86) 0.55 3.14 (0.62) (10.68) (0.75)
Total from Operations
0.10 2.52 5.05 0.99 (9.61) (0.65)
Distributions
Net Investment Income
(0.96) (2.00) (1.84) (1.62) (1.15) —
Total from Distributions
(0.96) (2.00) (1.84) (1.62) (1.15) —
Net Asset Value, end of period
$ 40.83 $ 41.69 $ 41.17 $ 37.96 $ 38.59 $ 49.35
Total Return
(b)
Net Asset Value
(d)
0.24% 6.33% 13.47% 2.41% (19.73) % (1.32) %
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.13% 0.13% 0.13% 0.13% 0.13% 0.12%
Expenses net of reimbursements
0.12% 0.12% 0.12% 0.12% 0.12% 0.12%
Net Investment Income Before Reimbursements
4.69% 4.81% 4.67% 4.00% 2.41% 1.81%
Net Investment Income Net of Reimbursements
4.70% 4.81% 4.67% 4.00% 2.41% 1.81%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
39% 39% 41% 87% 66% 8%
Net assets, end of period (thousands)
$ 42,868 $ 41,693 $ 45,284 $ 24,672 $ 23,156 $ 49,347

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
55 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Ultra-Short Income Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 75.63 $ 75.53 $ 75.11 $ 74.30 $ 76.01 $ 76.29
PER SHARE
Investment Operations
Net Investment Income
(a)
1.57 3.53 4.03 3.24 1.07 0.48
Net Realized and Unrealized Gain (Loss)
(0.15) 0.15 0.41 0.59 (1.80) (0.22)
Total from Operations
1.42 3.68 4.44 3.83 (0.73) 0.26
Distributions
Net Investment Income
(1.63) (3.58) (4.02) (3.02) (0.78) (0.52)
From Net Realized Gains
— — — — (0.20) (0.02)
Total from Distributions
(1.63) (3.58) (4.02) (3.02) (0.98) (0.54)
Net Asset Value, end of period
$ 75.42 $ 75.63 $ 75.53 $ 75.11 $ 74.30 $ 76.01
Total Return
(b)
Net Asset Value
(d)
1.90% 4.99% 6.07% 5.27% (0.94) % 0.34%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
0.26% 0.26% 0.26% 0.26% 0.26% 0.26%
Expenses net of reimbursements
0.25% 0.25% 0.25% 0.25% 0.25% 0.25%
Net Investment Income Before Reimbursements
4.20% 4.68% 5.35% 4.33% 1.43% 0.62%
Net Investment Income Net of Reimbursements
4.21% 4.68% 5.36% 4.33% 1.43% 0.63%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
21% 68% 53% 37% 50% 84%
Net assets, end of period (thousands)
$ 1,404,338 $ 1,365,807 $ 1,151,145 $ 1,076,389 $ 856,357 $ 374,339

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
FLEXSHARES SEMIANNUAL REPORT 56
FlexShares® Core Select Bond Fund
Six Months
ended April
30, 2026
(Unaudited)
Year ended October 31,
2025 2024 2023 2022 2021
Net asset value, beginning of period
$ 22.55 $ 22.14 $ 20.79 $ 21.46 $ 26.22 $ 26.78
PER SHARE
Investment Operations
Net Investment Income
(a)
0.45 0.92 0.81 0.65 0.53 0.46
Net Realized and Unrealized Gain (Loss)
(0.38) 0.40 1.34 (0.66) (4.75) (0.39)
Total from Operations
0.07 1.32 2.15 (0.01) (4.22) 0.07
Distributions
Net Investment Income
(0.47) (0.91) (0.80) (0.66) (0.54) (0.52)
From Net Realized Gains
— — — — — (0.11)
Total from Distributions
(0.47) (0.91) (0.80) (0.66) (0.54) (0.63)
Net Asset Value, end of period
$ 22.15 $ 22.55 $ 22.14 $ 20.79 $ 21.46 $ 26.22
Total Return
(b)
Net Asset Value
(d)
0.32% 6.12% 10.44% (0.15) % (16.27) % 0.26%
RATIOS/SUPPLEMENT DATA
Ratios to Average Net Assets
(c)
Expenses
(h)
0.36% 0.36% 0.36% 0.36% 0.36% 0.36%
Expenses net of reimbursements
(h)
0.21% 0.15% 0.25% 0.25% 0.22% 0.20%
Net Investment Income Before Reimbursements
3.91% 3.93% 3.55% 2.87% 2.10% 1.56%
Net Investment Income Net of Reimbursements
4.06% 4.14% 3.66% 2.98% 2.24% 1.72%
Supplemental Data
Portfolio Turnover Rate
(b)(e)
73% 23% 32% 26% 121% 50%
Net assets, end of period (thousands)
$ 168,905 $ 144,913 $ 166,575 $ 182,431 $ 159,362 $ 126,517

Financial Highlights (cont.)
See Accompanying Notes to the Financial Statements.
57 FLEXSHARES SEMIANNUAL REPORT
(a)
Net investment income per share is based on average shares outstanding.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.
(e)
In-kind transactions are not included in portfolio turnover calculations.
(f)
Less than 0.5%.
(g)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $7,847 and $16,693 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 22.41%
and 13.62%, respectively.
(h)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested.
This ratio does not include these indirect fees and expenses.
(i)
The Fund received reimbursements from Northern Trust Investments, Inc. of $88,809. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 6.73%.
(j)
The Fund received reimbursements from Northern Trust Investments, Inc. of $87,510. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 23.82%.
(k)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,056 and $2,167 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been 20.16%
and 1.59%, respectively.
(l)
Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $68,563 and $84,821 for the fiscal year ended October 31, 2024 and 2023 respectively. Total return excluding the voluntary reimbursement would have been
15.55% and 5.44%, respectively.

FLEXSHARES SEMIANNUAL REPORT 58
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
US Quality Low Volatility Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .3%
Aerospace & Defense -
2 .7%
General Dynamics Corp. 3,003 $ 1,033,933
Lockheed Martin Corp. 2,730 1,414,058
Northrop Grumman Corp. 1,547 896,456
RTX Corp. 7,371 1,297,812
4,642,259
Banks -
0 .3%
JPMorgan Chase & Co. 1,729 541,575
Beverages -
2 .0%
Coca-Cola Co. (The) 26,208 2,064,142
PepsiCo, Inc. 8,827 1,398,991
3,463,133
Biotechnology -
3 .9%
AbbVie, Inc. 17,108 3,615,263
Alkermes plc*(a) 9,009 303,693
Gilead Sciences, Inc. 10,374 1,357,334
Neurocrine Biosciences, Inc.* 5,915 778,828
Vertex Pharmaceuticals, Inc.* 1,092 466,699
6,521,817
Capital Markets -
0 .6%
CME Group, Inc. 3,731 1,073,856
Chemicals -
0 .7%
Corteva, Inc. 13,832 1,120,530
Commercial Services & Supplies -
1 .8%
Republic Services, Inc., Class A 4,368 913,873
Veralto Corp. 910 80,262
Waste Connections, Inc. 5,824 959,329
Waste Management, Inc. 4,641 1,079,265
3,032,729
Consumer Staples Distribution & Retail -
2 .1%
Costco Wholesale Corp. 3,497 3,547,811
Containers & Packaging -
0 .7%
Packaging Corp. of America 3,731 796,382
Sonoco Products Co.(a) 8,190 409,172
1,205,554
Diversified Consumer Services -
0 .7%
H&R Block, Inc. 9,646 306,068
Service Corp. International 10,738 870,100
1,176,168
Diversified Telecommunication Services -
1 .5%
AT&T, Inc. 48,048 1,255,494
Verizon Communications, Inc. 28,210 1,354,927
2,610,421
Investments Shares Value
Electric Utilities -
3 .3%
Alliant Energy Corp.(a) 11,102 $ 815,220
American Electric Power Co., Inc. 4,550 623,850
Duke Energy Corp. 11,921 1,544,366
Evergy, Inc. 11,466 949,843
Southern Co. (The) 16,471 1,592,746
5,526,025
Electronic Equipment, Instruments & Components -
0 .8%
Teledyne Technologies, Inc.* 2,093 1,351,764
Entertainment -
0 .8%
Electronic Arts, Inc. 6,916 1,399,591
Financial Services -
5 .9%
Berkshire Hathaway, Inc., Class B* 6,552 3,103,027
Jack Henry & Associates, Inc.(a) 4,368 671,580
Mastercard, Inc., Class A 5,187 2,608,646
Visa, Inc., Class A 10,920 3,601,853
9,985,106
Food Products -
2 .1%
Cal-Maine Foods, Inc.(a) 13,650 1,054,599
Campbell's Co. (The)(a) 30,940 643,242
General Mills, Inc. 20,202 713,333
Hershey Co. (The) 6,097 1,132,457
3,543,631
Ground Transportation -
1 .0%
Landstar System, Inc. 8,827 1,624,786
Health Care Providers & Services -
2 .0%
Cencora, Inc. 372 114,580
Chemed Corp. 2,730 1,160,196
Encompass Health Corp. 7,917 791,700
McKesson Corp. 36 29,347
Quest Diagnostics, Inc. 6,461 1,254,726
3,350,549
Health Care REITs -
0 .5%
Omega Healthcare Investors, Inc.,
REIT 18,200 854,854
Hotels, Restaurants & Leisure -
2 .6%
Darden Restaurants, Inc. 2,976 596,867
McDonald's Corp. 9,282 2,725,102
Restaurant Brands International, Inc. 13,104 1,057,231
Texas Roadhouse, Inc., Class A 285 45,882
4,425,082
Household Products -
2 .2%
Procter & Gamble Co. (The) 25,753 3,788,009
Insurance -
5 .8%
Allstate Corp. (The) 4,568 992,444
American Financial Group, Inc. 3,822 509,358

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
59 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Assurant, Inc. 5,460 $ 1,290,034
Chubb Ltd. 3,549 1,160,523
Hanover Insurance Group, Inc. (The) 4,914 922,309
Progressive Corp. (The) 3,913 787,609
RenaissanceRe Holdings Ltd. 4,186 1,284,976
Travelers Cos., Inc. (The) 3,367 1,027,406
W R Berkley Corp. 11,375 760,191
Willis Towers Watson plc 4,004 1,025,825
9,760,675
Interactive Media & Services -
4 .8%
Alphabet, Inc., Class A 9,464 3,641,747
Alphabet, Inc., Class C 7,098 2,711,010
Meta Platforms, Inc., Class A 3,003 1,837,566
8,190,323
IT Services -
3 .0%
Amdocs Ltd. 18,746 1,212,304
International Business Machines
Corp. 9,737 2,249,052
VeriSign, Inc. 6,006 1,613,572
5,074,928
Leisure Products -
0 .0% (b)
Hasbro, Inc. 364 34,886
Life Sciences Tools & Services -
0 .1%
QIAGEN NV 3,822 132,165
Media -
0 .6%
Fox Corp., Class A 14,833 941,747
Metals & Mining -
1 .7%
Agnico Eagle Mines Ltd. 7,189 1,353,042
Newmont Corp. 14,287 1,587,143
2,940,185
Multi-Utilities -
3 .2%
Ameren Corp. 8,099 920,452
Consolidated Edison, Inc. 11,921 1,329,072
DTE Energy Co. 6,370 966,265
Northwestern Energy Group, Inc. 18,200 1,316,588
WEC Energy Group, Inc. 8,099 955,196
5,487,573
Oil, Gas & Consumable Fuels -
5 .7%
Cheniere Energy, Inc. 6,370 1,751,431
ConocoPhillips 10,010 1,259,058
DT Midstream, Inc. 6,643 983,098
Exxon Mobil Corp. 27,937 4,311,517
Marathon Petroleum Corp. 1,116 277,092
Williams Cos., Inc. (The) 14,924 1,138,850
9,721,046
Pharmaceuticals -
6 .7%
Eli Lilly & Co. 2,366 2,211,264
Investments Shares Value
Pharmaceuticals
(continued)
Jazz Pharmaceuticals plc* 1,092 $ 221,698
Johnson & Johnson 30,303 6,965,144
Merck & Co., Inc. 18,291 1,997,011
11,395,117
Professional Services -
0 .5%
Automatic Data Processing, Inc. 3,441 729,286
Leidos Holdings, Inc. 819 122,211
851,497
Residential REITs -
1 .1%
AvalonBay Communities, Inc., REIT 3,094 566,202
Essex Property Trust, Inc., REIT 5,187 1,365,270
1,931,472
Semiconductors & Semiconductor Equipment -
10 .9%
Analog Devices, Inc. 6,461 2,599,002
Broadcom, Inc. 6,552 2,735,001
Cirrus Logic, Inc.* 2,821 460,049
NVIDIA Corp. 54,236 10,823,879
Texas Instruments, Inc. 6,643 1,867,214
18,485,145
Software -
8 .4%
Appfolio, Inc., Class A*(a) 1,547 258,488
Check Point Software Technologies
Ltd.* 7,917 890,425
Dolby Laboratories, Inc., Class A 19,838 1,272,409
Dropbox, Inc., Class A* 3,640 88,416
Microsoft Corp. 22,477 9,165,671
Palo Alto Networks, Inc.* 7,098 1,272,813
Qualys, Inc.* 12,194 1,060,025
Roper Technologies, Inc. 546 193,726
14,201,973
Specialty Retail -
2 .8%
AutoZone, Inc.* 273 1,011,200
Home Depot, Inc. (The) 1,638 538,574
Murphy USA, Inc. 2,275 1,337,700
TJX Cos., Inc. (The) 11,011 1,725,974
Tractor Supply Co. 728 25,553
Ulta Beauty, Inc.* 41 22,037
4,661,038
Technology Hardware, Storage & Peripherals -
5 .2%
Apple, Inc. 32,396 8,790,655
Wireless Telecommunication Services -
0 .6%
T-Mobile US, Inc. 5,005 978,477
Total Common Stocks
(Cost $146,834,131) 168,364,152

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 60
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 0 .6% (c)
REPURCHASE AGREEMENTS - 0 .6%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$931,142, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $10,823,724 $ 931,048 $ 931,048
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$50,005, collateralized by various
Common Stocks; total market
value $56,288 50,000 50,000
981,048
Total Securities Lending Reinvestments
(Cost $981,048) 981,048
SHORT-TERM INVESTMENTS - 0 .0% (b) (d) (e)
U.S. TREASURY OBLIGATIONS - 0 .0%
U.S. Treasury Bills
3.65%, 10/15/2026
(Cost $86,536) 88,000 86,533
Total Investments - 99.9%
(Cost $147,901,715) 169,431,733
Other assets less liabilities - 0.1% 163,198
NET ASSETS - 100.0% $169,594,931
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $3,362,893, collateralized in the form
of cash with a value of $981,048 that was reinvested
in the securities shown in the Securities Lending
Reinvestment section of the Schedule of Investments;
$109,232 of collateral in the form of Foreign Government
Fixed Income Securities, interest rates ranging from
0.00% – 5.75%, and maturity dates ranging from May
13, 2026 – April 20, 2071 and $2,326,779 of collateral
in the form of U.S. Government Treasury Securities,
interest rates ranging from 0.00% – 5.00%, and maturity
dates ranging from May 21, 2026 – February 15, 2056; a
total value of $3,417,059.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $981,048.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of April 30,
2026.
Percentages shown are based on Net Assets.
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 26,095,790
Aggregate gross unrealized depreciation (4,570,918)
Net unrealized appreciation $ 21,524,872
Federal income tax cost $ 148,000,058
Futures Contracts
FlexShares
®
US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 2 06/18/2026 USD $ 724,375 $ 53,692
S&P 500 Micro E-Mini Index 14 06/18/2026 USD 507,063 39,505
$ 93,197
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Low Volatility Index Fund (cont.)
61 FLEXSHARES SEMIANNUAL REPORT
Security Type % of Net Assets
Common Stocks 99 .3%
Securities Lending Reinvestments 0 .6
Short-Term Investments 0 .0
Others
(1)
0 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 62
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
97.8%
Aerospace & Defense -
1.3%
Kongsberg Gruppen ASA 10,592 $ 352,968
Thales SA 1,280 351,202
704,170
Automobile Components -
0.5%
Bridgestone Corp.(a) 11,100 231,272
Cie Generale des Etablissements
Michelin SCA 1,216 43,991
275,263
Automobiles -
0.2%
Toyota Motor Corp. 4,900 94,526
Banks -
14.4%
Banco Comercial Portugues SA,
Class R 31,040 33,098
Bank Hapoalim BM 18,080 483,885
Bank Leumi Le-Israel BM 19,392 489,899
Bank of Nova Scotia (The) 7,680 596,299
BOC Hong Kong Holdings Ltd. 83,500 476,671
Canadian Imperial Bank of
Commerce(a) 8,512 947,883
Commonwealth Bank of Australia(a) 608 75,911
Danske Bank A/S 4,384 225,253
DBS Group Holdings Ltd. 14,800 679,832
HSBC Holdings plc 15,776 289,188
Japan Post Bank Co. Ltd. 25,400 435,855
Mitsubishi UFJ Financial Group, Inc. 4,100 73,703
Mizrahi Tefahot Bank Ltd. 5,344 419,968
Oversea-Chinese Banking Corp. Ltd. 32,000 550,273
Royal Bank of Canada 7,232 1,298,104
Toronto-Dominion Bank (The) 4,160 447,236
United Overseas Bank Ltd. 4,100 116,379
7,639,437
Beverages -
0.3%
Suntory Beverage & Food Ltd.(a) 5,800 166,518
Broadline Retail -
1.8%
Dollarama, Inc. 2,528 322,431
Next plc 1,344 236,414
Pan Pacific International Holdings
Corp. 69,000 391,618
950,463
Building Products -
0.7%
Geberit AG (Registered) 576 388,296
Capital Markets -
3.0%
Deutsche Boerse AG 1,824 559,731
Euronext NV(b) 2,880 482,771
Singapore Exchange Ltd. 31,100 529,912
1,572,414
Investments Shares Value
Chemicals -
2.4%
Air Liquide SA 4,192 $ 900,282
EMS-Chemie Holding AG
(Registered) 24 20,408
Givaudan SA (Registered) 96 341,871
1,262,561
Commercial Services & Supplies -
1.3%
Brambles Ltd. 14,752 240,013
Dai Nippon Printing Co. Ltd. 12,500 236,751
Secom Co. Ltd. 5,600 205,124
681,888
Construction & Engineering -
0.5%
ACS Actividades de Construccion y
Servicios SA 1,952 280,729
Construction Materials -
0.2%
James Hardie Industries plc* 5,152 108,141
Consumer Staples Distribution & Retail -
1.7%
Alimentation Couche-Tard, Inc.(a) 4,736 279,616
Koninklijke Ahold Delhaize NV 8,224 386,080
Loblaw Cos. Ltd. 1,504 69,194
Metro, Inc., Class A 2,816 188,395
923,285
Containers & Packaging -
0.5%
CCL Industries, Inc., Class B 4,128 260,157
Diversified REITs -
0.8%
CapitaLand Integrated Commercial
Trust, REIT 224,000 415,092
Diversified Telecommunication Services -
4.0%
Deutsche Telekom AG (Registered) 21,184 685,112
HKT Trust & HKT Ltd. 14,000 22,679
Koninklijke KPN NV 83,232 445,608
Orange SA 17,248 359,536
Singapore Telecommunications Ltd. 67,200 242,195
Telstra Group Ltd. 62,880 240,504
TELUS Corp. 11,968 149,567
2,145,201
Electric Utilities -
5.1%
Chubu Electric Power Co., Inc. 12,800 219,766
CK Infrastructure Holdings Ltd.(a) 51,000 427,726
CLP Holdings Ltd. 22,500 215,701
Emera, Inc.(a) 1,888 100,524
Fortis, Inc.(a) 4,672 266,638
Hydro One Ltd.(b) 5,376 230,507
Iberdrola SA 35,264 825,261
Power Assets Holdings Ltd.(a) 55,000 453,199
2,739,322

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
63 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
0.3%
TechnipFMC plc 2,432 $ 183,786
Entertainment -
0.6%
Toho Co. Ltd. 19,400 180,314
Universal Music Group NV 6,912 144,446
324,760
Financial Services -
0.4%
Mitsubishi HC Capital, Inc. 9,600 87,206
Poste Italiane SpA(b) 5,664 150,091
237,297
Food Products -
3.9%
Chocoladefabriken Lindt & Spruengli
AG 28 342,817
Danone SA 6,080 475,999
Nestle SA (Registered) 8,704 879,805
WH Group Ltd.(b) 288,000 349,993
2,048,614
Gas Utilities -
1.6%
Hong Kong & China Gas Co. Ltd.(a) 224,000 206,736
Osaka Gas Co. Ltd. 5,400 195,800
Snam SpA 30,432 240,107
Tokyo Gas Co. Ltd. 4,300 183,025
825,668
Ground Transportation -
1.9%
Canadian National Railway Co. 4,896 548,808
Canadian Pacific Kansas City Ltd. 896 77,770
MTR Corp. Ltd.(a) 45,500 193,762
West Japan Railway Co. 9,600 173,462
993,802
Health Care Equipment & Supplies -
0.2%
Cochlear Ltd. 768 51,902
Fisher & Paykel Healthcare Corp.
Ltd.(a) 1,248 26,856
Smith & Nephew plc 3,328 51,418
130,176
Health Care Providers & Services -
0.0%(c)
Sigma Healthcare Ltd. 9,248 18,550
Hotels, Restaurants & Leisure -
2.2%
Amadeus IT Group SA 4,192 240,954
Compass Group plc 15,360 433,920
Flutter Entertainment plc* 1,472 158,873
Oriental Land Co. Ltd.(a) 25,300 353,333
1,187,080
Household Durables -
0.1%
Sony Group Corp. 2,300 45,690
Household Products -
0.3%
Unicharm Corp. 25,100 146,094
Investments Shares Value
Industrial Conglomerates -
0.6%
Jardine Matheson Holdings Ltd. 2,700 $ 183,303
Keppel Ltd. 12,800 109,251
292,554
Industrial REITs -
0.2%
CapitaLand Ascendas REIT, REIT 42,764 83,611
Insurance -
6.3%
Admiral Group plc 5,408 248,238
Allianz SE (Registered) 64 29,204
Fairfax Financial Holdings Ltd. 213 367,859
Helvetia Baloise Holding AG 928 253,938
Insurance Australia Group Ltd. 30,464 164,485
Intact Financial Corp. 2,176 418,446
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 1,152 690,271
Sampo OYJ, Class A 42,976 446,155
Tryg A/S 8,320 199,572
Zurich Insurance Group AG 768 534,030
3,352,198
Interactive Media & Services -
0.4%
LY Corp. 83,200 218,904
IT Services -
1.3%
CGI, Inc. 2,304 150,502
Nomura Research Institute Ltd. 2,800 74,009
Obic Co. Ltd. 16,900 448,747
Shopify, Inc., Class A* 288 34,888
708,146
Leisure Products -
0.7%
Bandai Namco Holdings, Inc. 7,400 171,087
Shimano, Inc.(a) 2,000 209,502
380,589
Machinery -
1.0%
GEA Group AG 1,152 78,852
Kone OYJ, Class B 6,080 386,562
Schindler Holding AG 96 33,561
Schindler Holding AG (Registered) 64 21,441
520,416
Marine Transportation -
0.0%(c)
Kuehne + Nagel International AG
(Registered)(a) 64 14,951
Metals & Mining -
1.6%
BHP Group Ltd. 640 24,718
Franco-Nevada Corp. 1,767 406,835
Nippon Steel Corp. 54,500 199,039
Wheaton Precious Metals Corp. 1,696 213,797
844,389
Multi-Utilities -
1.0%
Engie SA 16,704 550,021

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 64
Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
National Grid plc 352 $ 6,277
556,298
Office REITs -
0.0%(c)
Keppel REIT, REIT 1,422 999
Oil, Gas & Consumable Fuels -
3.5%
Enbridge, Inc. 14,176 784,674
Eni SpA(a) 16,352 460,361
Galp Energia SGPS SA 1,376 32,218
Idemitsu Kosan Co. Ltd. 6,400 55,074
Shell plc 11,488 519,204
1,851,531
Passenger Airlines -
0.9%
ANA Holdings, Inc. 19,300 320,404
Japan Airlines Co. Ltd. 9,100 142,506
Singapore Airlines Ltd. 4,900 24,201
487,111
Personal Care Products -
3.0%
Beiersdorf AG 1,184 98,028
Kao Corp.(a) 9,100 338,786
Unilever plc 19,968 1,165,927
1,602,741
Pharmaceuticals -
10.1%
Astellas Pharma, Inc. 6,400 91,157
AstraZeneca plc 1,600 303,252
Chugai Pharmaceutical Co. Ltd. 1,900 98,404
GSK plc 14,432 378,197
Haleon plc 82,368 380,548
Novartis AG (Registered) 13,120 1,944,387
Otsuka Holdings Co. Ltd. 3,800 276,443
Roche Holding AG 768 312,680
Sanofi SA 9,984 934,830
Shionogi & Co. Ltd. 9,600 194,199
Takeda Pharmaceutical Co. Ltd. 14,300 480,910
5,395,007
Professional Services -
1.8%
RELX plc 3,584 130,616
SGS SA (Registered)(a) 3,648 394,817
Thomson Reuters Corp.(a) 2,368 226,066
Wolters Kluwer NV 2,560 199,460
950,959
Real Estate Management & Development -
3.5%
Azrieli Group Ltd. 1,312 209,678
CK Asset Holdings Ltd. 71,000 442,835
Daiwa House Industry Co. Ltd. 6,400 195,547
Henderson Land Development Co.
Ltd.(a) 19,000 74,654
Mitsui Fudosan Co. Ltd. 24,900 270,840
Sino Land Co. Ltd. 10,638 16,961
Sun Hung Kai Properties Ltd.(a) 13,500 234,026
Investments Shares Value
Real Estate Management & Development
(continued)
Swiss Prime Site AG (Registered) 2,432 $ 420,753
1,865,294
Retail REITs -
0.8%
Klepierre SA, REIT 10,304 416,522
Semiconductors & Semiconductor Equipment -
1.6%
ASML Holding NV 610 874,701
Software -
1.0%
Constellation Software, Inc. 14 25,446
Oracle Corp. Japan 6,400 353,030
SAP SE 960 163,852
542,328
Specialty Retail -
0.2%
Industria de Diseno Textil SA(a) 1,472 87,338
Technology Hardware, Storage & Peripherals -
0.4%
Canon, Inc.(a) 8,000 204,563
Textiles, Apparel & Luxury Goods -
0.1%
LVMH Moet Hennessy Louis Vuitton
SE 128 67,778
Tobacco -
0.8%
Japan Tobacco, Inc. 11,300 422,925
Trading Companies & Distributors -
2.9%
Bunzl plc 4,128 135,858
Ferguson Enterprises, Inc. 1,792 479,737
Mitsubishi Corp.(a) 29,700 945,745
1,561,340
Transportation Infrastructure -
2.0%
Aena SME SA(a)(b) 13,728 374,248
Flughafen Zurich AG (Registered) 608 172,282
Getlink SE(a) 19,296 431,653
Transurban Group 7,936 79,878
1,058,061
Wireless Telecommunication Services -
1.9%
KDDI Corp. 30,500 502,640
SoftBank Corp. 352,000 498,445
1,001,085
Total Common Stocks
(Cost $44,497,431) 52,111,319
Number of
Warrants
WARRANTS - 0.0%
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040 (Cost $–)*‡ 28 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
65 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 3.5%(d)
REPURCHASE AGREEMENTS - 3.5%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$1,851,852, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $21,526,194
(Cost $1,851,667) $1,851,667 $ 1,851,667
Total Investments - 101.3%
(Cost $46,349,098) 53,962,986
Liabilities in excess of other assets - (1.3%) (717,813)
NET ASSETS - 100.0% $53,245,173
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $6,312,539, collateralized in
the form of cash with a value of $1,851,667 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $2,291,519 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – November 2, 2086 and
$2,407,176 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
November 15, 2055; a total value of $6,550,362.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $1,851,667.
Percentages shown are based on Net Assets.
Abbreviations
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 9,926,491
Aggregate gross unrealized depreciation (2,478,009)
Net unrealized appreciation $ 7,448,482
Federal income tax cost $ 46,545,765
Futures Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE Index 7 06/19/2026 USD $ 1,066,135 $ 36,130
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 66
Forward Foreign Currency Contracts
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
ILS 73,522 Morgan Stanley USD 23,739 06/17/2026 $ 1,171
USD 83,701 Bank of Montreal CHF 65,000 06/17/2026 178
USD 193,551 Citigroup Global Markets, Inc. CHF 149,993 06/17/2026 814
USD 7,699 Bank of Montreal HKD 60,000 06/17/2026 27
Total unrealized appreciation $ 2,190
CAD 121,112 Bank of Montreal USD 89,390 06/17/2026 $ (239)
SGD 16,357 Citigroup Global Markets, Inc. USD 12,947 06/17/2026 (62)
USD 77,595 Bank of Montreal AUD 109,288 06/17/2026 (911)
USD 21,290 Bank of Montreal DKK 137,190 06/17/2026 (302)
USD 133,099 Bank of Montreal EUR 115,000 06/17/2026 (2,084)
USD 17,887 Toronto-Dominion Bank (The) EUR 15,420 06/17/2026 (239)
USD 54,801 Toronto-Dominion Bank (The) GBP 40,939 06/17/2026 (823)
USD 113,554 Citigroup Global Markets, Inc. JPY 18,000,000 06/17/2026 (1,752)
USD 6,026 Toronto-Dominion Bank (The) JPY 950,000 06/17/2026 (60)
USD 13,592 Morgan Stanley NOK 131,563 06/17/2026 (543)
USD 18,114 Bank of Montreal SEK 167,599 06/17/2026 (44)
Total unrealized depreciation $ (7,059)
Net unrealized depreciation $ (4,869)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Developed Markets ex-US Quality Low Volatility Index Fund (cont.)
67 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Developed Markets ex-US Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 1.7%
Canada 15.8
Denmark 0.8
Finland 1.6
France 9.8
Germany 4.3
Hong Kong 5.8
Ireland 0.2
Israel 3.0
Italy 1.6
Japan 19.0
Netherlands 3.9
New Zealand 0.0
†
Norway 0.7
Portugal 0.1
Singapore 5.5
Spain 3.4
Switzerland 11.4
United Kingdom 9.2
Other
1
2.2
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97.8%
Warrants –
Securities Lending Reinvestments 3.5
Others
(1)
(1.3)
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 68
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Aerospace & Defense -
0 .8%
Aselsan Elektronik Sanayi ve Ticaret
A/S 14,065 $ 130,814
Automobile Components -
0 .8%
Bosch Ltd. 15 5,689
Fuyao Glass Industry Group Co. Ltd.,
Class H(a) 6,800 51,648
MRF Ltd. 46 62,864
120,201
Automobiles -
1 .5%
Eicher Motors Ltd. 1,560 116,843
Hero MotoCorp Ltd. 645 34,651
Maruti Suzuki India Ltd. 615 86,269
237,763
Banks -
13 .8%
Al Rajhi Bank 2,077 37,962
Banco BBVA Peru SA 8,733 4,525
Bank of China Ltd., Class H 260,000 167,940
BDO Unibank, Inc. 36,050 66,969
Chang Hwa Commercial Bank Ltd. 125,000 83,440
China Construction Bank Corp.,
Class H 105,000 117,683
Chongqing Rural Commercial Bank
Co. Ltd., Class H 105,000 93,155
Commercial Bank of Dubai PSC 1,450 3,648
Credicorp Ltd. 275 89,147
First Financial Holding Co. Ltd. 120,000 109,265
HDFC Bank Ltd. 28,135 228,753
Hong Leong Bank Bhd. 14,000 78,469
ICICI Bank Ltd. 6,200 82,528
Industrial & Commercial Bank of
China Ltd., Class H 180,000 161,532
Itau Unibanco Holding SA
(Preference) 2,575 22,321
Malayan Banking Bhd. 35,000 97,646
Mega Financial Holding Co. Ltd. 45,000 55,532
Metropolitan Bank & Trust Co. 97,850 106,644
National Bank of Kuwait SAKP 35,112 98,199
Public Bank Bhd. 114,000 134,337
Qatar International Islamic Bank QSC 26,230 81,478
RHB Bank Bhd. 41,500 85,059
Saudi Investment Bank (The) 28,595 101,022
Saudi National Bank (The) 280 2,932
Sberbank of Russia PJSC*‡ 12,360 —
Shanghai Commercial & Savings
Bank Ltd. (The) 68,000 83,808
2,193,994
Beverages -
0 .5%
Ambev SA 15,000 43,684
Investments Shares Value
Beverages
(continued)
Coca-Cola Femsa SAB de CV 4,000 $ 40,420
84,104
Biotechnology -
0 .5%
Celltrion, Inc. 635 85,840
Broadline Retail -
2 .6%
Alibaba Group Holding Ltd., ADR(b) 2,670 352,119
JD.com, Inc., ADR 330 10,006
PDD Holdings, Inc., ADR* 540 53,935
Robinson PCL*‡ 600 —
416,060
Building Products -
0 .0% (c)
Astral Ltd. 200 3,223
Chemicals -
1 .5%
Asian Paints Ltd. 4,940 127,230
PhosAgro PJSC*‡ 1,158 —
Pidilite Industries Ltd. 7,255 105,155
232,385
Construction & Engineering -
0 .3%
Voltas Ltd. 2,875 43,328
Construction Materials -
0 .7%
LafargeHolcim Maroc SA 545 109,098
Shree Cement Ltd. 15 3,824
UltraTech Cement Ltd. 45 5,493
118,415
Consumer Finance -
0 .7%
Bajaj Finance Ltd. 520 5,133
Muthoot Finance Ltd. 2,845 102,639
SBI Cards & Payment Services Ltd. 605 4,104
Sundaram Finance Ltd. 65 3,106
114,982
Consumer Staples Distribution & Retail -
0 .4%
President Chain Store Corp. 8,800 62,213
Containers & Packaging -
0 .0% (c)
Klabin SA (Preference) 5,530 3,962
Diversified Telecommunication Services -
3 .8%
China Tower Corp. Ltd., Class H(a) 62,500 88,399
Chunghwa Telecom Co. Ltd. 25,000 107,308
Emirates Integrated
Telecommunications Co. PJSC 42,915 125,956
Emirates Telecommunications Group
Co. PJSC 5,135 26,004
Saudi Telecom Co. 7,420 86,140
Telefonica Brasil SA 11,500 90,594
Telekom Malaysia Bhd. 42,000 79,104
603,505

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
69 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
1 .7%
CPFL Energia SA 8,500 $ 83,475
Korea Electric Power Corp. 2,245 65,918
Manila Electric Co. 12,150 128,862
278,255
Electronic Equipment, Instruments & Components -
0 .8%
Delta Electronics, Inc. 1,600 109,328
Hon Hai Precision Industry Co. Ltd. 2,000 13,855
123,183
Entertainment -
1 .2%
Krafton, Inc. 720 128,641
NetEase, Inc., ADR 500 58,755
187,396
Financial Services -
0 .2%
Meritz Financial Group, Inc.* 330 24,852
Food Products -
3 .4%
Britannia Industries Ltd. 1,945 117,339
Marico Ltd. 14,455 118,030
Nestle India Ltd. 6,080 93,435
Tingyi Cayman Islands Holding Corp. 74,000 113,828
Want Want China Holdings Ltd. 190,000 107,203
549,835
Gas Utilities -
1 .0%
Kunlun Energy Co. Ltd. 76,000 73,150
Petronas Gas Bhd. 20,500 91,983
165,133
Ground Transportation -
0 .4%
GMexico Transportes SAB de CV‡(a) 1,000 1,659
Rumo SA 21,500 67,878
69,537
Health Care Providers & Services -
2 .1%
Apollo Hospitals Enterprise Ltd. 1,035 83,273
Bangkok Dusit Medical Services
PCL, NVDR 182,500 102,454
Bumrungrad Hospital PCL, NVDR 16,500 91,365
Dr Sulaiman Al Habib Medical
Services Group Co. 925 59,784
336,876
Hotels, Restaurants & Leisure -
0 .2%
Meituan, Class B*(a) 2,500 26,568
Trip.com Group Ltd.* 50 2,667
29,235
Independent Power and Renewable Electricity Producers
-
1 .2%
Aboitiz Power Corp. 163,000 120,643
Huaneng Power International, Inc.,
Class H 92,000 73,400
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Unipro PAO*‡ 726,000 $ —
194,043
Industrial Conglomerates -
4 .0%
Industries Qatar QSC 22,575 74,092
International Holding Co. PJSC* 5,090 541,858
Kiler Holding A/S* 7,180 16,256
632,206
Insurance -
2 .2%
BB Seguridade Participacoes SA 19,500 132,599
Caixa Seguridade Participacoes SA 35,500 128,893
PICC Property & Casualty Co. Ltd.,
Class H 8,000 14,307
Ping An Insurance Group Co. of
China Ltd., Class H 4,500 36,190
Porto Seguro SA 4,500 44,969
356,958
Interactive Media & Services -
3 .0%
NAVER Corp. 195 27,741
Tencent Holdings Ltd. 7,500 447,870
475,611
IT Services -
3 .5%
Arabian Internet & Communications
Services Co. 1,000 59,192
DCI Indonesia Tbk. PT* 500 5,727
Elm Co. 250 39,062
HCL Technologies Ltd. 8,710 110,038
Infosys Ltd. 3,755 46,755
Samsung SDS Co. Ltd. 1,090 122,140
Tata Consultancy Services Ltd. 6,450 168,117
551,031
Life Sciences Tools & Services -
0 .3%
Divi's Laboratories Ltd. 735 50,355
Marine Transportation -
0 .3%
MISC Bhd. 24,500 51,634
Metals & Mining -
1 .2%
APL Apollo Tubes Ltd. 1,135 22,780
Grupo Mexico SAB de CV, Series B 500 5,459
Polyus PJSC*‡ 5,460 —
POSCO Holdings, Inc. 315 98,119
Vale SA 2,500 40,733
Zhaojin Mining Industry Co. Ltd.,
Class H 6,000 21,676
188,767
Multi-Utilities -
0 .5%
Nebras Energy 19,060 76,690
Office REITs -
0 .0% (c)
Embassy Office Parks REIT, REIT 1,460 6,534

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 70
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
3 .8%
China Coal Energy Co. Ltd., Class H 78,000 $ 145,570
China Petroleum & Chemical Corp.,
Class H 150,000 88,272
China Shenhua Energy Co. Ltd.,
Class H 26,000 160,373
Dian Swastatika Sentosa Tbk. PT* 237,500 22,158
Qatar Fuel QSC 27,285 107,387
Reliance Industries Ltd. 1,395 21,029
Surgutneftegas PAO (Preference)*‡ 156,600 —
Turkiye Petrol Rafinerileri A/S 9,345 56,048
600,837
Personal Care Products -
1 .7%
Colgate-Palmolive India Ltd. 4,755 105,016
Godrej Consumer Products Ltd. 2,785 31,311
Hindustan Unilever Ltd. 5,850 138,734
275,061
Pharmaceuticals -
1 .9%
Cipla Ltd. 7,050 97,274
Lupin Ltd. 2,505 60,840
Sun Pharmaceutical Industries Ltd. 7,210 137,365
Torrent Pharmaceuticals Ltd. 220 9,701
305,180
Semiconductors & Semiconductor Equipment -
19 .5%
MediaTek, Inc. 1,370 112,853
SK hynix, Inc. 595 515,891
Taiwan Semiconductor Manufacturing
Co. Ltd. 35,000 2,358,409
United Microelectronics Corp. 47,000 114,665
3,101,818
Specialty Retail -
1 .9%
Abu Dhabi National Oil Co. for
Distribution PJSC 74,400 74,341
FSN E-Commerce Ventures Ltd.* 11,925 33,265
Jarir Marketing Co. 29,965 120,244
Petronas Dagangan Bhd. 13,500 68,596
296,446
Technology Hardware, Storage & Peripherals -
7 .2%
Samsung Electronics Co. Ltd. 5,925 880,840
Samsung Electronics Co. Ltd.
(Preference) 2,540 271,091
1,151,931
Tobacco -
0 .6%
ITC Ltd. 28,100 93,229
Trading Companies & Distributors -
0 .5%
BOC Aviation Ltd.(a) 7,500 76,400
Transportation Infrastructure -
1 .5%
Promotora y Operadora de
Infraestructura SAB de CV 1,650 26,062
Investments Shares Value
Transportation Infrastructure
(continued)
Salik Co. PJSC 70,045 $ 106,796
Taiwan High Speed Rail Corp. 125,000 104,546
237,404
Water Utilities -
1 .5%
Emirates Central Cooling Systems
Corp. 250,750 105,819
Guangdong Investment Ltd. 130,000 135,746
241,565
Wireless Telecommunication Services -
4 .0%
Advanced Info Service PCL, NVDR 6,500 67,797
Bharti Airtel Ltd. 4,910 97,606
Celcomdigi Bhd. 105,500 79,693
Far EasTone Telecommunications
Co. Ltd. 42,500 126,758
Mobile Telecommunications Co.
KSCP 44,150 81,839
SK Telecom Co. Ltd. 1,510 96,818
Taiwan Mobile Co. Ltd. 25,000 87,977
638,488
Total Common Stocks
(Cost $12,113,370) 15,817,279
Total Investments - 99.2%
(Cost $12,113,370) 15,817,279
Other assets less liabilities - 0.8% 130,828
NET ASSETS - 100.0% $15,948,107
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $351,988, collateralized in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.25%, and maturity dates ranging
from May 15, 2026 – November 15, 2055; a total value
of $356,297.
(c) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
71 FLEXSHARES SEMIANNUAL REPORT
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,653,676
Aggregate gross unrealized depreciation (1,089,447)
Net unrealized appreciation $ 3,564,229
Federal income tax cost $ 12,269,048
Futures Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI Emerging Markets Index 2 06/19/2026 USD $ 163,420 $ 15,510
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 20,217 Goldman Sachs & Co. INR
*
1,880,000 06/17/2026 $ 488
Net unrealized appreciation $ 488
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
INR — Indian Rupee
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Emerging Markets Quality Low Volatility Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 72
FlexShares® Emerging Markets Quality Low Volatility Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Brazil 4 .1%
China 16 .8
India 16 .7
Indonesia 0 .2
Kuwait 1 .1
Malaysia 4 .8
Mexico 0 .5
Morocco 0 .7
Peru 0 .6
Philippines 2 .7
Qatar 2 .1
Saudi Arabia 3 .2
South Korea 14 .5
Taiwan 22 .1
Thailand 1 .6
Turkey 1 .3
United Arab Emirates 6 .2
Other
1
0 .8
100.0%
1
Includes any non-equity securities and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99 .2%
Others
(1)
0 .8
100 .0%
(1)
Includes any other net assets/(liabilities).

73 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Morningstar US Market Factor Tilt Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.4%
Aerospace & Defense -
1.9%
AAR Corp.*(a) 2,367 $ 261,246
AeroVironment, Inc.*(a) 1,120 218,422
Archer Aviation, Inc., Class A*(a) 20,480 117,555
ATI, Inc.*(a) 5,920 920,323
Axon Enterprise, Inc.* 1,760 707,098
Boeing Co. (The)* 21,600 4,947,048
BWX Technologies, Inc. 2,460 532,319
Carpenter Technology Corp.(a) 1,280 548,096
Curtiss-Wright Corp. 800 576,160
Ducommun, Inc.*(a) 507 71,959
Eve Holding, Inc.*(a) 13,057 37,604
Firefly Aerospace, Inc.*(a) 480 16,608
GE Aerospace 23,520 6,819,154
General Dynamics Corp. 6,720 2,313,696
HEICO Corp.(a) 1,155 311,758
HEICO Corp., Class A 1,690 353,244
Hexcel Corp.(a) 3,135 294,283
Howmet Aerospace, Inc. 8,800 2,138,752
Huntington Ingalls Industries, Inc. 1,760 641,150
Intuitive Machines, Inc., Class A*(a) 9,581 242,878
Karman Holdings, Inc.*(a) 960 65,261
Kratos Defense & Security Solutions,
Inc.*(a) 6,240 393,432
L3Harris Technologies, Inc. 4,160 1,333,488
Leonardo DRS, Inc. 2,240 91,011
Loar Holdings, Inc.*(a) 800 44,896
Lockheed Martin Corp. 5,440 2,817,757
Mercury Systems, Inc.*(a) 2,720 214,635
Moog, Inc., Class A 1,440 433,886
Northrop Grumman Corp. 4,000 2,317,920
Red Cat Holdings, Inc.*(a) 3,680 43,130
Redwire Corp.*(a) 320 2,941
Rocket Lab Corp.* 10,830 893,583
RTX Corp. 37,120 6,535,718
StandardAero, Inc.*(a) 4,640 115,350
Textron, Inc. 5,723 549,179
TransDigm Group, Inc. 1,188 1,378,056
V2X, Inc.* 2,880 195,293
VSE Corp.(a) 800 137,344
Woodward, Inc. 1,454 527,788
40,160,021
Air Freight & Logistics -
0.3%
CH Robinson Worldwide, Inc.(a) 3,120 567,247
Expeditors International of
Washington, Inc. 3,300 488,037
FedEx Corp. 6,080 2,452,125
GXO Logistics, Inc.*(a) 6,664 380,714
Hub Group, Inc., Class A(a) 4,480 196,359
United Parcel Service, Inc., Class B 20,480 2,228,224
6,312,706
Investments Shares Value
Automobile Components -
0.5%
Adient plc* 17,440 $ 367,112
Aptiv plc* 5,291 318,836
Autoliv, Inc.(a) 13,920 1,613,746
BorgWarner, Inc. 42,240 2,406,413
Dana, Inc.(a) 6,880 250,776
Dorman Products, Inc.*(a) 1,680 189,017
Fox Factory Holding Corp.* 8,000 142,000
Garrett Motion, Inc.(a) 22,929 587,212
Gentex Corp. 41,440 957,678
Gentherm, Inc.* 5,760 173,376
Goodyear Tire & Rubber Co. (The)* 51,840 367,027
Kodiak AI, Inc.*(a) 5,760 48,845
LCI Industries(a) 5,600 667,632
Lear Corp.(a) 10,720 1,362,834
Mobileye Global, Inc., Class A*(a) 6,240 54,225
Patrick Industries, Inc.(a) 2,145 199,485
Phinia, Inc.(a) 9,581 691,269
QuantumScape Corp., Class A* 13,600 99,144
Standard Motor Products, Inc. 3,200 119,584
Visteon Corp.(a) 4,640 518,334
XPEL, Inc.*(b) 2,812 133,907
11,268,452
Automobiles -
1.4%
Ford Motor Co. 107,840 1,302,707
General Motors Co. 26,240 2,017,594
Harley-Davidson, Inc.(a) 24,960 596,294
Lucid Group, Inc., Class A*(a) 5,920 37,711
Rivian Automotive, Inc., Class A*(a) 16,863 276,553
Tesla, Inc.* 63,680 24,302,198
Thor Industries, Inc.(a) 1,120 88,525
Winnebago Industries, Inc.(a) 4,160 135,658
28,757,240
Banks -
6.0%
1st Source Corp. 2,640 194,119
Amalgamated Financial Corp. 6,059 247,692
Ameris Bancorp(a) 13,440 1,145,760
Associated Banc-Corp. 35,200 991,232
Atlantic Union Bankshares Corp.(a) 25,760 969,864
Axos Financial, Inc.*(a) 9,920 956,685
Banc of California, Inc. 10,912 204,382
BancFirst Corp.(a) 1,517 169,312
Bancorp, Inc. (The)*(a) 3,300 197,439
Bank of America Corp. 182,880 9,776,765
Bank of Hawaii Corp.(a) 1,120 89,051
Bank OZK(a) 21,600 1,040,256
BankUnited, Inc. 15,040 699,059
Banner Corp.(a) 6,400 428,224
Beacon Financial Corp.(a) 15,680 447,350
BOK Financial Corp.(a) 4,211 563,390
Burke & Herbert Financial Services
Corp.(a) 2,400 154,344
Business First Bancshares, Inc. 4,000 109,520

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 74
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Byline Bancorp, Inc. 7,414 $ 238,360
Capitol Federal Financial, Inc.(a) 39,017 299,651
Cathay General Bancorp 14,400 806,832
Central Pacific Financial Corp. 2,520 83,866
Citigroup, Inc. 48,800 6,245,424
Citizens Financial Group, Inc. 12,800 832,640
City Holding Co.(a) 338 41,560
CNB Financial Corp. 4,480 136,102
Coastal Financial Corp.*(a) 1,320 99,818
Columbia Banking System, Inc. 59,520 1,761,792
Commerce Bancshares, Inc. 7,360 382,941
Community Financial System, Inc.(a) 3,630 229,997
Community Trust Bancorp, Inc. 1,859 120,705
ConnectOne Bancorp, Inc. 1,041 30,418
Cullen/Frost Bankers, Inc. 12,480 1,808,726
Customers Bancorp, Inc.*(a) 5,181 395,155
CVB Financial Corp. 9,251 188,443
Dime Community Bancshares, Inc.(a) 7,360 264,150
East West Bancorp, Inc. 28,320 3,581,630
Eastern Bankshares, Inc. 41,760 844,805
Enterprise Financial Services Corp. 7,840 453,309
FB Financial Corp. 1,008 54,503
Fifth Third Bancorp 25,067 1,272,401
First Bancorp/NC(a) 3,222 186,038
First Bancorp/PR 32,160 780,845
First Busey Corp. 7,360 192,832
First Citizens BancShares, Inc.,
Class A(a) 320 634,822
First Commonwealth Financial Corp. 22,910 421,773
First Financial Bancorp(a) 16,971 513,882
First Financial Bankshares, Inc.(a) 7,040 227,181
First Hawaiian, Inc.(a) 25,120 685,274
First Horizon Corp. 96,480 2,408,141
First Interstate BancSystem, Inc.,
Class A(a) 16,353 580,368
First Merchants Corp. 10,720 433,517
First Mid Bancshares, Inc. 6,611 278,257
Firstsun Capital Bancorp* 1,600 56,576
Flagstar Bank NA 11,520 160,934
FNB Corp. 65,920 1,176,672
Fulton Financial Corp.(a) 33,600 725,424
German American Bancorp, Inc.(a) 1,600 68,912
Glacier Bancorp, Inc.(a) 4,800 235,440
Hancock Whitney Corp.(a) 16,000 1,080,160
Hanmi Financial Corp. 5,120 153,139
Heritage Financial Corp. 5,291 145,608
Hilltop Holdings, Inc.(a) 4,547 171,285
Home BancShares, Inc.(a) 39,680 1,066,202
Hope Bancorp, Inc.(a) 14,542 181,048
Horizon Bancorp, Inc.(a) 14,377 260,224
Huntington Bancshares, Inc. 58,880 986,829
Independent Bank Corp. 9,120 711,269
International Bancshares Corp.(a) 11,360 814,966
JPMorgan Chase & Co. 75,040 23,504,779
Investments Shares Value
Banks
(continued)
KeyCorp 28,000 $ 619,080
Lakeland Financial Corp. 480 29,050
Live Oak Bancshares, Inc. 960 36,096
M&T Bank Corp. 4,640 1,014,443
Mercantile Bank Corp. 2,184 112,061
Metropolitan Bank Holding Corp.(a) 990 87,467
National Bank Holdings Corp., Class
A 8,480 362,096
NBT Bancorp, Inc. 8,160 356,510
Nicolet Bankshares, Inc. 1,355 198,480
Northwest Bancshares, Inc.(a) 23,680 327,494
OceanFirst Financial Corp.(a) 13,318 253,974
OFG Bancorp 10,417 478,765
Old National Bancorp(a) 71,040 1,702,829
Old Second Bancorp, Inc. 4,211 86,789
Origin Bancorp, Inc. 3,539 165,696
Park National Corp. 338 58,200
Pathward Financial, Inc. 1,440 125,050
Peoples Bancorp, Inc.(a) 4,960 170,624
Pinnacle Financial Partners, Inc.(a) 30,510 3,018,659
PNC Financial Services Group, Inc.
(The) 11,200 2,497,600
Popular, Inc. 12,800 1,924,224
Preferred Bank(a) 3,300 312,609
Prosperity Bancshares, Inc. 17,600 1,225,840
Provident Financial Services, Inc. 21,685 491,816
QCR Holdings, Inc. 1,859 168,091
Regions Financial Corp.(a) 27,040 771,992
Renasant Corp.(a) 3,360 134,030
Republic Bancorp, Inc., Class A 1,120 84,818
S&T Bancorp, Inc.(a) 7,246 319,766
Seacoast Banking Corp. of Florida(a) 990 31,155
ServisFirst Bancshares, Inc.(a) 3,377 268,877
Simmons First National Corp., Class
A 24,000 510,240
Southside Bancshares, Inc. 6,080 200,822
SouthState Bank Corp.(a) 20,800 2,031,536
Stellar Bancorp, Inc. 3,840 144,230
Stock Yards Bancorp, Inc. 800 57,864
Texas Capital Bancshares, Inc.*(a) 7,840 789,488
Tompkins Financial Corp.(a) 3,795 319,805
Towne Bank 18,400 654,304
TriCo Bancshares(a) 4,547 228,578
Triumph Financial, Inc.* 2,184 147,813
Truist Financial Corp. 35,840 1,845,760
TrustCo Bank Corp. NY(a) 5,951 283,268
Trustmark Corp.(a) 13,552 601,302
UMB Financial Corp.(a) 14,560 1,837,035
United Bankshares, Inc.(a) 27,840 1,219,670
United Community Banks, Inc. 22,880 762,590
Univest Financial Corp. 4,547 172,741
US Bancorp 44,160 2,502,106
Valley National Bancorp 83,680 1,135,538
WaFd, Inc. 16,480 583,392
Webster Financial Corp.(a) 32,320 2,338,675
Wells Fargo & Co. 85,440 7,025,731

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
75 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
WesBanco, Inc. 20,160 $ 693,101
Westamerica Bancorp 5,280 289,450
Western Alliance Bancorp(a) 23,040 1,878,682
Wintrust Financial Corp.(a) 12,480 1,879,114
WSFS Financial Corp. 2,970 213,751
Zions Bancorp NA 28,320 1,796,054
126,976,890
Beverages -
0.9%
Boston Beer Co., Inc. (The), Class A* 480 113,779
Brown-Forman Corp., Class A(a) 800 21,024
Brown-Forman Corp., Class B(a) 9,120 235,022
Celsius Holdings, Inc.*(a) 6,560 220,219
Coca-Cola Co. (The) 87,840 6,918,278
Coca-Cola Consolidated, Inc. 1,845 378,354
Constellation Brands, Inc., Class A 3,680 576,215
Keurig Dr Pepper, Inc.(a) 32,480 954,912
Molson Coors Beverage Co., Class
B(a) 33,280 1,422,387
Monster Beverage Corp.* 15,520 1,196,126
National Beverage Corp.* 4,000 136,880
PepsiCo, Inc. 38,720 6,136,733
Primo Brands Corp., Class A(a) 12,480 254,343
Vita Coco Co., Inc. (The)*(a) 3,520 232,285
18,796,557
Biotechnology -
2.2%
AbbVie, Inc. 49,280 10,413,850
ACADIA Pharmaceuticals, Inc.* 3,960 88,902
ADMA Biologics, Inc.* 8,160 83,640
Agios Pharmaceuticals, Inc.* 4,497 125,916
Alkermes plc* 7,680 258,893
Alnylam Pharmaceuticals, Inc.* 2,720 841,813
Amgen, Inc. 14,880 5,152,200
Anavex Life Sciences Corp.*(a) 8,160 27,254
Apellis Pharmaceuticals, Inc.* 1,120 45,864
Apogee Therapeutics, Inc.*(a) 960 79,574
Arcus Biosciences, Inc.*(a) 8,261 210,655
Arcutis Biotherapeutics, Inc.* 3,168 73,561
Ardelyx, Inc.*(a) 17,028 107,787
Arrowhead Pharmaceuticals, Inc.*(a) 5,786 425,155
ARS Pharmaceuticals, Inc.*(a) 2,640 21,806
Aurinia Pharmaceuticals, Inc.*(a) 11,040 169,850
Beam Therapeutics, Inc.*(a) 5,456 165,480
BioCryst Pharmaceuticals, Inc.*(a) 6,560 60,090
Biogen, Inc.* 3,680 696,550
Biohaven Ltd.* 5,920 56,773
BioMarin Pharmaceutical, Inc.* 6,560 353,650
Bridgebio Pharma, Inc.*(a) 7,040 500,614
CareDx, Inc.* 3,135 65,239
Catalyst Pharmaceuticals, Inc.*(a) 9,086 255,589
Celcuity, Inc.*(a) 800 97,080
Celldex Therapeutics, Inc.*(a) 4,800 157,824
CG oncology, Inc.*(a) 2,688 179,397
Cogent Biosciences, Inc.* 5,723 204,826
Investments Shares Value
Biotechnology
(continued)
CRISPR Therapeutics AG*(a) 5,291 $ 276,931
Cytokinetics, Inc.*(a) 5,672 362,838
Denali Therapeutics, Inc.*(a) 28,320 530,150
Dianthus Therapeutics, Inc.* 800 70,240
Disc Medicine, Inc.* 330 21,763
Dyne Therapeutics, Inc.*(a) 26,560 466,128
Exelixis, Inc.* 12,747 566,732
Geron Corp.* 149,920 230,877
Gilead Sciences, Inc. 34,400 4,500,896
Halozyme Therapeutics, Inc.*(a) 5,760 366,682
Ideaya Biosciences, Inc.*(a) 15,360 446,976
ImmunityBio, Inc.*(a) 11,520 81,792
Immunome, Inc.*(a) 2,720 62,397
Immunovant, Inc.*(a) 2,400 65,148
Incyte Corp.*(a) 3,875 369,171
Insmed, Inc.*(a) 4,640 632,571
Intellia Therapeutics, Inc.*(a) 3,200 43,136
Ionis Pharmaceuticals, Inc.*(a) 6,038 451,401
Iovance Biotherapeutics, Inc.*(a) 73,920 248,371
Janux Therapeutics, Inc.* 160 2,299
Kiniksa Pharmaceuticals International
plc, Class A* 1,176 63,245
Krystal Biotech, Inc.*(a) 1,280 335,693
Kura Oncology, Inc.* 12,562 110,922
Kymera Therapeutics, Inc.*(a) 3,024 245,156
Madrigal Pharmaceuticals, Inc.* 840 434,608
MannKind Corp.*(a) 10,747 30,414
MiMedx Group, Inc.* 57 191
Mineralys Therapeutics, Inc.*(a) 1,600 42,640
Mirum Pharmaceuticals, Inc.*(a) 1,280 124,557
Moderna, Inc.*(a) 14,080 646,835
Myriad Genetics, Inc.* 9,280 44,080
Natera, Inc.* 3,360 692,698
Neurocrine Biosciences, Inc.* 3,840 505,613
Novavax, Inc.*(a) 26,080 206,684
Nurix Therapeutics, Inc.* 8,800 146,960
Nuvalent, Inc., Class A*(a) 1,440 144,403
Praxis Precision Medicines, Inc.* 1,120 357,090
Protagonist Therapeutics, Inc.* 1,760 174,187
PTC Therapeutics, Inc.* 14,080 916,045
Recursion Pharmaceuticals, Inc.,
Class A*(a) 19,840 68,646
Regeneron Pharmaceuticals, Inc. 2,720 1,923,203
Relay Therapeutics, Inc.* 165 2,138
Replimune Group, Inc.*(a) 4,800 12,336
Revolution Medicines, Inc.* 7,466 1,076,000
Rhythm Pharmaceuticals, Inc.* 3,024 246,033
Roivant Sciences Ltd.* 13,600 388,008
Sarepta Therapeutics, Inc.*(a) 19,680 410,918
Savara, Inc.*(a) 18,886 98,963
Scholar Rock Holding Corp.*(a) 3,360 156,610
Soleno Therapeutics, Inc.* 2,080 109,866
Spyre Therapeutics, Inc.*(a) 4,160 309,712
Summit Therapeutics, Inc.*(a) 5,219 112,000
Syndax Pharmaceuticals, Inc.*(a) 6,560 140,581
TG Therapeutics, Inc.*(a) 5,120 172,954

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 76
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Travere Therapeutics, Inc.* 1,980 $ 83,398
Twist Bioscience Corp.*(a) 2,400 140,280
Ultragenyx Pharmaceutical, Inc.* 3,200 79,008
uniQure NV* 1,815 36,209
United Therapeutics Corp.* 1,176 671,908
Vaxcyte, Inc.* 25,920 1,483,661
Vera Therapeutics, Inc., Class A*(a) 11,607 413,325
Veracyte, Inc.* 5,280 173,818
Vericel Corp.* 1,600 55,568
Vertex Pharmaceuticals, Inc.* 5,760 2,461,709
Viking Therapeutics, Inc.*(a) 3,680 114,742
Vir Biotechnology, Inc.* 10,747 109,781
Viridian Therapeutics, Inc.* 13,760 185,485
Xencor, Inc.*(a) 2,240 26,723
Zymeworks, Inc.*(a) 5,440 149,818
47,351,753
Broadline Retail -
3.0%
Amazon.com, Inc.* 221,920 58,822,115
Coupang, Inc., Class A* 29,120 581,818
Dillard's, Inc., Class A(a) 180 102,460
eBay, Inc. 11,184 1,157,320
Etsy, Inc.* 3,840 247,066
Kohl's Corp.(a) 5,621 79,649
Macy's, Inc. 53,120 1,038,496
MercadoLibre, Inc.* 1,073 1,923,492
Ollie's Bargain Outlet Holdings,
Inc.*(a) 3,053 264,115
Pattern Group, Inc., Class A* 3,360 45,259
64,261,790
Building Products -
0.8%
A O Smith Corp.(a) 4,640 286,938
AAON, Inc.(a) 3,200 298,592
Advanced Drainage Systems, Inc.(a) 2,720 405,960
Allegion plc 1,848 254,063
American Woodmark Corp.* 640 27,955
Apogee Enterprises, Inc. 4,160 151,424
Armstrong World Industries, Inc. 1,440 245,362
AZZ, Inc.(a) 1,920 274,637
Builders FirstSource, Inc.*(a) 22,560 1,784,271
Carlisle Cos., Inc.(a) 1,155 410,325
Carrier Global Corp.(a) 18,560 1,246,675
CSW Industrials, Inc.(a) 480 139,776
Fortune Brands Innovations, Inc. 4,640 188,106
Gibraltar Industries, Inc.* 677 26,423
Griffon Corp.(a) 2,805 255,732
Hayward Holdings, Inc.* 11,627 174,521
Janus International Group, Inc.*(a) 21,440 111,488
Johnson Controls International plc 13,920 2,032,738
Lennox International, Inc. 840 449,308
Masco Corp. 8,960 643,507
Masterbrand, Inc.*(a) 23,200 208,336
Modine Manufacturing Co.*(a) 2,400 611,112
Owens Corning(a) 16,960 2,091,846
Investments Shares Value
Building Products
(continued)
Resideo Technologies, Inc.*(a) 27,520 $ 1,138,502
Simpson Manufacturing Co., Inc.(a) 1,521 290,100
Tecnoglass, Inc.(a) 800 34,464
Trane Technologies plc 4,960 2,442,998
Trex Co., Inc.* 4,320 169,344
UFP Industries, Inc. 3,465 310,083
Zurn Elkay Water Solutions Corp.(a) 5,126 266,347
16,970,933
Capital Markets -
3.2%
Acadian Asset Management, Inc. 2,720 183,192
Affiliated Managers Group, Inc.(a) 5,920 1,744,446
Ameriprise Financial, Inc. 2,080 987,563
Ares Management Corp., Class A 4,800 563,520
Artisan Partners Asset Management,
Inc., Class A(a) 3,200 119,808
Bank of New York Mellon Corp. (The) 18,720 2,515,406
BGC Group, Inc., Class A 25,465 285,972
BlackRock, Inc. 3,840 4,091,904
Blackstone, Inc. 17,440 2,190,115
Blue Owl Capital, Inc., Class A 19,680 191,880
Carlyle Group, Inc. (The)(a) 5,051 252,903
Charles Schwab Corp. (The) 46,080 4,222,771
CME Group, Inc. 8,160 2,348,611
Cohen & Steers, Inc. 1,120 78,725
Coinbase Global, Inc., Class A*(a) 5,120 961,382
DigitalBridge Group, Inc.(a) 5,760 89,626
Donnelley Financial Solutions, Inc.* 1,176 59,153
Evercore, Inc., Class A 1,760 565,470
FactSet Research Systems, Inc.(a) 1,440 327,715
Federated Hermes, Inc., Class B(a) 14,830 861,475
Franklin Resources, Inc.(a) 58,560 1,755,043
Freedom Holding Corp.*(a) 640 95,891
Galaxy Digital, Inc., Class A*(a) 5,920 162,445
Gemini Space Station, Inc., Class
A*(a) 2,240 9,946
Goldman Sachs Group, Inc. (The) 8,284 7,652,511
Hamilton Lane, Inc., Class A(a) 2,352 216,360
Houlihan Lokey, Inc., Class A 2,400 371,400
Interactive Brokers Group, Inc., Class
A 10,880 864,960
Intercontinental Exchange, Inc. 16,000 2,529,440
Invesco Ltd. 68,000 1,782,280
Janus Henderson Group plc 25,280 1,304,701
Jefferies Financial Group, Inc. 33,600 1,620,192
KKR & Co., Inc. 14,880 1,552,579
Lazard, Inc., Class A 3,840 186,240
LPL Financial Holdings, Inc.(a) 1,920 641,530
MarketAxess Holdings, Inc. 1,600 251,504
Moelis & Co., Class A(a) 3,222 209,817
Moody's Corp. 3,520 1,625,712
Morgan Stanley 33,440 6,373,330
Morningstar, Inc. 1,120 188,955
MSCI, Inc., Class A 1,760 1,040,882
Nasdaq, Inc. 8,160 749,986
Northern Trust Corp.(c) 5,440 904,890

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
77 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Oppenheimer Holdings, Inc., Class A 640 $ 73,267
Perella Weinberg Partners, Class A 2,080 47,299
Piper Sandler Cos. 3,378 294,562
PJT Partners, Inc., Class A(a) 495 75,606
Raymond James Financial, Inc.(a) 4,640 734,605
Ridgepost Capital, Inc., Class A 320 2,538
Robinhood Markets, Inc., Class A* 16,000 1,166,240
S&P Global, Inc. 6,880 2,966,862
SEI Investments Co. 3,707 336,151
State Street Corp. 8,000 1,222,720
StepStone Group, Inc., Class A 2,352 124,421
Stifel Financial Corp. 7,436 586,031
StoneX Group, Inc.*(a) 13,677 1,450,172
T. Rowe Price Group, Inc.(a) 6,880 707,814
TPG, Inc., Class A 5,760 251,251
Tradeweb Markets, Inc., Class A 4,800 543,600
Victory Capital Holdings, Inc., Class
A(a) 8,960 703,450
Virtu Financial, Inc., Class A 17,853 886,580
Virtus Investment Partners, Inc. 800 116,440
WisdomTree, Inc.(a) 169 2,873
67,024,713
Chemicals -
1.7%
Air Products and Chemicals, Inc. 4,960 1,488,248
Albemarle Corp.(a) 5,280 1,038,576
Ashland, Inc.(a) 8,640 460,166
Avient Corp. 17,760 658,541
Axalta Coating Systems Ltd.* 42,720 1,214,957
Balchem Corp. 1,859 300,452
Cabot Corp.(a) 10,240 788,070
Celanese Corp., Class A(a) 22,560 1,528,666
CF Industries Holdings, Inc. 32,000 3,974,400
Chemours Co. (The) 29,600 797,720
Corteva, Inc. 15,200 1,231,352
Dow, Inc. 17,600 712,624
DuPont de Nemours, Inc. 11,117 507,602
Eastman Chemical Co.(a) 22,720 1,660,605
Ecolab, Inc. 5,440 1,417,664
Ecovyst, Inc.* 30,345 430,292
Element Solutions, Inc.(a) 11,680 497,451
FMC Corp. 24,000 369,120
Hawkins, Inc. 507 84,897
HB Fuller Co.(a) 960 58,099
Huntsman Corp. 38,720 556,406
Ingevity Corp.* 6,611 503,692
Innospec, Inc. 1,440 109,815
International Flavors & Fragrances,
Inc.(a) 6,080 426,816
Linde plc 12,960 6,494,774
LyondellBasell Industries NV, Class A 7,040 525,184
Minerals Technologies, Inc. 5,280 379,843
Mosaic Co. (The) 63,822 1,485,138
NewMarket Corp.(a) 338 228,360
Olin Corp. 2,880 82,022
Investments Shares Value
Chemicals
(continued)
Perimeter Solutions, Inc.* 6,400 $ 193,920
PPG Industries, Inc.(a) 6,560 711,760
PureCycle Technologies, Inc.*(a) 12,232 91,495
Quaker Chemical Corp.(a) 160 21,743
RPM International, Inc. 2,704 275,511
Scotts Miracle-Gro Co. (The)(a) 8,480 531,696
Sensient Technologies Corp.(a) 1,440 163,642
Sherwin-Williams Co. (The) 5,120 1,646,643
Solstice Advanced Materials, Inc. 6,080 498,256
Stepan Co. 160 8,005
Westlake Corp.(a) 7,680 885,350
35,039,573
Commercial Services & Supplies -
0.5%
ABM Industries, Inc.(a) 9,920 404,736
ACV Auctions, Inc., Class A* 12,640 65,602
Brady Corp., Class A 1,014 82,966
BrightView Holdings, Inc.*(a) 10,080 119,952
Brink's Co. (The)(a) 2,400 256,200
Casella Waste Systems, Inc., Class
A*(a) 2,560 202,880
Cimpress plc*(a) 2,560 226,458
Cintas Corp. 7,680 1,341,773
Clean Harbors, Inc.* 2,080 650,374
Copart, Inc.* 20,009 662,498
CoreCivic, Inc.*(a) 9,251 189,275
Deluxe Corp.(a) 10,283 320,315
Enviri Corp.* 324 6,380
GEO Group, Inc. (The)*(a) 8,921 165,128
Healthcare Services Group, Inc.* 6,227 133,320
HNI Corp.(a) 13,440 491,098
Interface, Inc., Class A(a) 5,456 152,113
MillerKnoll, Inc.(a) 13,440 216,115
MSA Safety, Inc.(a) 2,016 335,442
OPENLANE, Inc.* 3,024 95,075
Pitney Bowes, Inc.(a) 39,928 617,287
Republic Services, Inc., Class A 4,640 970,781
Rollins, Inc. 5,939 330,980
Tetra Tech, Inc.(a) 10,400 336,128
UniFirst Corp. 840 214,628
Veralto Corp. 5,600 493,920
Vestis Corp.*(a) 9,760 94,867
Waste Management, Inc. 10,240 2,381,312
11,557,603
Communications Equipment -
1.2%
ADTRAN Holdings, Inc.*(a) 2,640 46,702
Applied Optoelectronics, Inc.*(a) 2,240 368,166
Arista Networks, Inc.* 23,040 3,979,238
Calix, Inc.* 3,371 146,841
Ciena Corp.* 3,360 1,772,669
Cisco Systems, Inc. 109,440 10,013,760
Digi International, Inc.*(a) 3,391 190,032
Extreme Networks, Inc.*(a) 9,264 204,642
F5, Inc.* 1,176 380,906
Harmonic, Inc.* 2,058 23,523
Lumentum Holdings, Inc.*(a) 3,040 2,743,053

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 78
Investments Shares Value
COMMON STOCKS (continued)
Communications Equipment
(continued)
Motorola Solutions, Inc. 3,960 $ 1,738,559
NetScout Systems, Inc.*(a) 11,680 393,616
Ondas, Inc.*(a) 12,960 130,118
Viasat, Inc.*(a) 23,040 1,518,566
Viavi Solutions, Inc.*(a) 6,880 360,512
Vistance Networks, Inc.(a) 40,640 519,989
24,530,892
Construction & Engineering -
0.5%
AECOM 3,630 305,283
API Group Corp.* 13,920 636,422
Arcosa, Inc. 1,352 170,987
Argan, Inc.(a) 640 428,787
Centuri Holdings, Inc.* 1,344 50,534
Comfort Systems USA, Inc. 840 1,545,810
Construction Partners, Inc., Class
A*(a) 1,280 158,285
Dycom Industries, Inc.* 1,352 559,863
EMCOR Group, Inc. 960 856,003
Everus Construction Group, Inc.*(a) 1,485 218,934
Fluor Corp.* 5,440 290,224
Granite Construction, Inc.(a) 2,080 285,106
IES Holdings, Inc.*(a) 509 327,837
MasTec, Inc.* 1,121 441,730
MYR Group, Inc.*(a) 960 388,618
Primoris Services Corp. 2,720 492,728
Quanta Services, Inc. 3,465 2,521,723
Sterling Infrastructure, Inc.*(a) 1,440 742,493
Terrestrial Energy, Inc.*(a) 5,280 38,333
Tutor Perini Corp. 2,560 237,875
Valmont Industries, Inc. 672 341,403
WillScot Holdings Corp.(a) 8,000 181,120
11,220,098
Construction Materials -
0.2%
CRH plc(a) 15,200 1,799,984
Eagle Materials, Inc.(a) 1,440 302,558
Knife River Corp.*(a) 1,920 177,696
Martin Marietta Materials, Inc.(a) 1,440 891,461
Vulcan Materials Co. 2,880 869,011
4,040,710
Consumer Finance -
0.9%
Ally Financial, Inc. 56,320 2,500,045
American Express Co. 15,040 4,858,672
Atlanticus Holdings Corp.*(a) 1,120 88,939
Bread Financial Holdings, Inc.(a) 8,261 700,368
Capital One Financial Corp. 17,280 3,305,664
Credit Acceptance Corp.*(a) 284 143,394
Dave, Inc.*(a) 320 87,037
Encore Capital Group, Inc.*(a) 5,280 437,026
Enova International, Inc.* 5,280 894,485
EZCORP, Inc., Class A*(a) 9,440 309,443
Figure Technology Solutions, Inc.,
Class A*(a) 800 28,080
Investments Shares Value
Consumer Finance
(continued)
FirstCash Holdings, Inc. 1,352 $ 295,033
LendingClub Corp.* 10,805 184,441
Navient Corp.(a) 11,680 107,923
Nelnet, Inc., Class A 1,155 163,664
OneMain Holdings, Inc. 24,320 1,429,286
PROG Holdings, Inc. 7,840 280,907
SLM Corp.(a) 40,960 945,357
SoFi Technologies, Inc.*(a) 29,120 468,832
Synchrony Financial 9,600 731,520
Upstart Holdings, Inc.*(a) 4,043 127,678
18,087,794
Consumer Staples Distribution & Retail -
1.6%
Albertsons Cos., Inc., Class A(a) 73,280 1,234,768
Andersons, Inc. (The) 2,240 175,930
BJ's Wholesale Club Holdings, Inc.* 4,640 435,650
Casey's General Stores, Inc.(a) 800 657,720
Chefs' Warehouse, Inc. (The)*(a) 2,970 230,472
Costco Wholesale Corp. 10,080 10,226,462
Dollar General Corp. 6,400 741,632
Dollar Tree, Inc.*(a) 4,785 464,671
Grocery Outlet Holding Corp.*(a) 13,440 106,310
Ingles Markets, Inc., Class A(a) 1,344 122,936
Kroger Co. (The) 17,440 1,187,141
Maplebear, Inc.*(a) 6,910 292,638
Natural Grocers by Vitamin Cottage,
Inc. 480 13,901
Performance Food Group Co.* 3,707 335,706
PriceSmart, Inc. 338 53,039
Sprouts Farmers Market, Inc.* 4,160 340,496
Sysco Corp. 12,320 920,427
Target Corp. 12,800 1,660,800
United Natural Foods, Inc.* 4,480 224,090
US Foods Holding Corp.* 7,078 661,722
Walmart, Inc. 96,640 12,749,715
Weis Markets, Inc.(a) 1,671 117,271
32,953,497
Containers & Packaging -
0.4%
Amcor plc 10,720 407,789
AptarGroup, Inc.(a) 2,720 336,409
Avery Dennison Corp.(a) 3,360 550,805
Ball Corp. 51,200 3,127,296
Crown Holdings, Inc. 5,120 503,347
Eightco Holdings, Inc.*(a) 36,480 28,786
Graphic Packaging Holding Co.(a) 64,800 617,544
Greif, Inc., Class A(a) 5,420 353,601
International Paper Co.(a) 12,480 379,642
O-I Glass, Inc.* 29,260 266,559
Packaging Corp. of America 2,310 493,069
Silgan Holdings, Inc.(a) 16,320 661,776
Smurfit Westrock plc(a) 14,560 558,958
Sonoco Products Co.(a) 19,680 983,213
TriMas Corp.(a) 1,184 43,832
9,312,626

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
79 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Distributors -
0.1%
Genuine Parts Co. 4,000 $ 428,920
LKQ Corp.(a) 54,080 1,707,846
Pool Corp. 1,440 307,181
2,443,947
Diversified Consumer Services -
0.2%
ADT, Inc.(a) 70,720 532,522
Bright Horizons Family Solutions,
Inc.* 3,027 245,520
Coursera, Inc.*(a) 6,560 39,032
Covista, Inc.*(a) 2,080 239,658
Duolingo, Inc., Class A*(a) 1,600 176,160
Frontdoor, Inc.*(a) 2,352 161,418
Graham Holdings Co., Class B 168 188,582
Grand Canyon Education, Inc.* 960 162,307
H&R Block, Inc.(a) 23,520 746,289
KinderCare Learning Cos., Inc.* 160 629
Laureate Education, Inc.* 7,520 226,314
Matthews International Corp., Class
A(a) 1,920 54,797
McGraw Hill, Inc.*(a) 3,360 40,622
Mister Car Wash, Inc.*(a) 32,800 232,224
OneSpaWorld Holdings Ltd.(a) 8,654 213,408
Perdoceo Education Corp. 5,725 194,306
Service Corp. International(a) 5,600 453,768
Strategic Education, Inc.(a) 3,840 301,056
Stride, Inc.*(a) 8,160 792,825
Udemy, Inc.*(a) 8,000 37,920
Universal Technical Institute, Inc.* 1,120 42,034
5,081,391
Diversified REITs -
0.1%
American Assets Trust, Inc., REIT(a) 160 3,318
Broadstone Net Lease, Inc., REIT(a) 3,465 68,607
Essential Properties Realty Trust,
Inc., REIT(a) 11,200 352,016
Global Net Lease, Inc., REIT 46,629 445,773
WP Carey, Inc., REIT(a) 5,920 431,746
1,301,460
Diversified Telecommunication Services -
0.8%
AST SpaceMobile, Inc., Class A*(a) 6,240 461,136
AT&T, Inc. 194,240 5,075,491
Cogent Communications Holdings,
Inc. 960 21,744
Comcast Corp., Class A 103,520 2,799,181
GCI Liberty, Inc., Class A* 160 5,578
GCI Liberty, Inc., Class C*(a) 5,440 186,320
Globalstar, Inc.*(a) 2,961 243,690
Iridium Communications, Inc. 7,040 275,053
Liberty Global Ltd., Class A*(a) 29,841 345,559
Liberty Global Ltd., Class C*(a) 35,717 405,031
Liberty Latin America Ltd., Class A* 7,766 63,060
Liberty Latin America Ltd., Class
C*(a) 14,240 118,334
Investments Shares Value
Diversified Telecommunication Services
(continued)
Lumen Technologies, Inc.* 187,360 $ 1,656,263
Uniti Group, Inc.(a) 44,480 526,198
Verizon Communications, Inc. 116,480 5,594,534
17,777,172
Electric Utilities -
1.4%
Alliant Energy Corp.(a) 6,406 470,392
American Electric Power Co., Inc. 14,400 1,974,384
Constellation Energy Corp. 7,520 2,353,760
Duke Energy Corp. 21,280 2,756,824
Edison International 10,400 722,696
Entergy Corp. 10,560 1,245,130
Evergy, Inc.(a) 7,200 596,448
Eversource Energy(a) 9,600 678,720
Exelon Corp. 30,080 1,383,379
FirstEnergy Corp.(a) 15,502 736,655
Hawaiian Electric Industries, Inc.*(a) 38,880 585,922
IDACORP, Inc.(a) 1,815 268,148
MGE Energy, Inc. 1,014 81,343
NextEra Energy, Inc. 57,440 5,622,227
NRG Energy, Inc. 4,000 622,320
OGE Energy Corp.(a) 6,720 327,936
Otter Tail Corp.(a) 8,320 742,477
PG&E Corp. 59,840 994,541
Pinnacle West Capital Corp.(a) 5,920 614,022
Portland General Electric Co.(a) 21,120 1,096,762
PPL Corp.(a) 17,600 658,944
Southern Co. (The) 29,760 2,877,792
TXNM Energy, Inc.(a) 5,456 322,231
Xcel Energy, Inc. 14,560 1,207,752
28,940,805
Electrical Equipment -
1.4%
Acuity, Inc. 1,440 417,269
American Superconductor Corp.*(a) 1,120 59,965
AMETEK, Inc. 5,120 1,205,760
Amprius Technologies, Inc.* 3,040 64,022
Array Technologies, Inc.*(a) 39,182 303,269
Atkore, Inc.(a) 7,601 594,018
Bloom Energy Corp., Class A* 6,108 1,730,763
Eaton Corp. plc 8,640 3,741,206
Emerson Electric Co. 12,640 1,775,161
EnerSys 7,200 1,535,472
Enovix Corp.*(a) 6,400 42,688
Eos Energy Enterprises, Inc.*(a) 5,663 37,942
GE Vernova, Inc. 6,080 6,587,437
Generac Holdings, Inc.*(a) 2,880 746,582
Hubbell, Inc., Class B 1,183 601,165
Nextpower, Inc., Class A*(a) 6,560 781,493
NuScale Power Corp., Class A*(a) 11,200 139,552
nVent Electric plc 4,000 571,600
Plug Power, Inc.*(a) 50,720 158,754
Powell Industries, Inc.(a) 960 266,179
Regal Rexnord Corp. 13,440 2,890,003
Rockwell Automation, Inc. 2,400 981,384
Sensata Technologies Holding plc(a) 27,520 1,145,933

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 80
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
Shoals Technologies Group, Inc.,
Class A*(a) 19,256 $ 152,893
Sunrun, Inc.* 3,200 40,736
Thermon Group Holdings, Inc.* 69 4,174
Vertiv Holdings Co., Class A 8,640 2,838,154
Vicor Corp.* 800 215,416
29,628,990
Electronic Equipment, Instruments & Components -
1.3%
Advanced Energy Industries, Inc.(a) 1,320 506,761
Amphenol Corp., Class A 26,880 3,958,618
Arlo Technologies, Inc.* 2,720 38,216
Arrow Electronics, Inc.* 9,280 1,743,062
Avnet, Inc.(a) 16,800 1,386,168
Badger Meter, Inc. 1,650 199,502
Bel Fuse, Inc., Class B 672 185,364
Belden, Inc.(a) 2,080 233,958
Benchmark Electronics, Inc.(a) 2,560 210,048
CDW Corp. 3,040 416,206
Cognex Corp. 6,400 355,264
Coherent Corp.* 3,882 1,241,114
Corning, Inc. 17,440 2,864,346
Crane NXT Co.(a) 2,080 92,934
CTS Corp. 845 48,250
ePlus, Inc. 2,080 176,155
Fabrinet* 900 615,123
Flex Ltd.* 11,200 1,025,360
Insight Enterprises, Inc.*(a) 5,920 431,568
IPG Photonics Corp.* 960 114,163
Itron, Inc.* 1,859 155,784
Jabil, Inc. 2,560 863,974
Keysight Technologies, Inc.* 4,000 1,399,640
Knowles Corp.*(a) 2,367 73,827
Littelfuse, Inc. 825 333,440
Mirion Technologies, Inc., Class A*(a) 13,882 274,170
Novanta, Inc.*(a) 1,280 165,798
OSI Systems, Inc.*(a) 504 144,608
PC Connection, Inc. 169 10,772
Plexus Corp.* 672 168,390
Powerfleet, Inc. NJ*(a) 160 515
Ralliant Corp. 4,160 189,030
Rogers Corp.* 33 4,480
Sanmina Corp.*(a) 2,588 563,718
ScanSource, Inc.* 3,898 160,286
TD SYNNEX Corp. 15,360 3,504,845
TE Connectivity plc 6,560 1,388,490
Teledyne Technologies, Inc.* 1,183 764,041
TTM Technologies, Inc.* 4,640 734,141
Vishay Intertechnology, Inc.(a) 2,880 83,434
Vontier Corp.(a) 7,360 264,077
Zebra Technologies Corp., Class A* 1,008 228,070
27,317,710
Energy Equipment & Services -
0.7%
Archrock, Inc.(a) 9,280 359,600
Investments Shares Value
Energy Equipment & Services
(continued)
Atlas Energy Solutions, Inc., Class
A(a) 15,040 $ 261,395
Baker Hughes Co., Class A 26,240 1,828,141
Bristow Group, Inc., Class A(a) 3,840 188,659
Cactus, Inc., Class A(a) 4,960 276,371
Halliburton Co. 20,425 863,978
Helix Energy Solutions Group, Inc.* 12,892 133,432
Helmerich & Payne, Inc. 2,560 103,373
Innovex International, Inc.*(a) 1,943 53,957
Kodiak Gas Services, Inc.(a) 960 65,088
Liberty Energy, Inc., Class A(a) 8,960 302,758
Noble Corp. plc(a) 24,320 1,241,050
NOV, Inc.(a) 75,680 1,548,413
Oceaneering International, Inc.*(a) 6,560 246,263
Patterson-UTI Energy, Inc.(a) 77,760 950,227
RPC, Inc.(a) 10,156 80,029
Seadrill Ltd.*(a) 160 7,950
Select Water Solutions, Inc., Class
A(a) 9,920 165,962
SLB Ltd. 39,680 2,256,999
Solaris Energy Infrastructure, Inc.,
Class A(a) 1,280 94,515
TechnipFMC plc 9,760 737,563
Tidewater, Inc.*(a) 10,115 903,573
Transocean Ltd.*(a) 53,570 365,347
Valaris Ltd.*(a) 3,360 342,653
Weatherford International plc(a) 14,400 1,589,040
14,966,336
Entertainment -
1.1%
AMC Entertainment Holdings, Inc.,
Class A*(a) 53,120 80,742
Atlanta Braves Holdings, Inc., Class
C* 320 15,811
Cinemark Holdings, Inc. 7,271 214,640
Electronic Arts, Inc. 5,440 1,100,893
IMAX Corp.* 1,859 70,679
Liberty Media Corp.-Liberty Formula
One, Class A* 1,320 104,544
Liberty Media Corp.-Liberty Formula
One, Class C* 4,960 426,312
Lionsgate Studios Corp.* 43,360 539,399
Live Nation Entertainment, Inc.*(a) 3,680 581,219
Madison Square Garden Sports
Corp.* 640 219,174
Netflix, Inc.* 95,360 8,926,650
Playtika Holding Corp.(a) 320 1,170
ROBLOX Corp., Class A* 14,080 778,061
Roku, Inc., Class A* 6,059 706,237
Sphere Entertainment Co.*(a) 4,480 638,176
Take-Two Interactive Software, Inc.* 3,840 820,838
TKO Group Holdings, Inc., Class A(a) 1,920 357,293
Walt Disney Co. (The) 49,600 5,146,000
Warner Bros Discovery, Inc.* 52,320 1,415,256
Warner Music Group Corp., Class
A(a) 6,400 180,928
22,324,022

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
81 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Financial Services -
3.2%
Affirm Holdings, Inc., Class A*(a) 7,252 $ 466,159
Apollo Global Management, Inc.(a) 11,520 1,482,855
Berkshire Hathaway, Inc., Class B* 51,520 24,399,872
Block, Inc., Class A* 12,320 868,683
Burford Capital Ltd. 37,120 182,630
Cannae Holdings, Inc. 4,000 54,040
Cantaloupe, Inc.*(a) 2,520 27,518
Corebridge Financial, Inc.(a) 8,640 237,946
Corpay, Inc.*(a) 1,440 441,317
Enact Holdings, Inc.(a) 5,120 218,778
Equitable Holdings, Inc. 9,920 418,624
Essent Group Ltd.(a) 18,880 1,142,618
Euronet Worldwide, Inc.*(a) 7,200 521,136
EVERTEC, Inc. 2,400 70,872
Federal Agricultural Mortgage Corp.,
Class C 1,760 305,888
Fidelity National Information
Services, Inc. 13,440 625,363
Fiserv, Inc.* 15,360 962,304
Flywire Corp.* 3,200 43,232
Global Payments, Inc. 7,040 506,599
HA Sustainable Infrastructure Capital,
Inc.(a) 25,120 1,053,784
Jack Henry & Associates, Inc.(a) 3,200 492,000
Jackson Financial, Inc., Class A 12,960 1,500,379
Marqeta, Inc., Class A*(a) 12,960 56,246
Mastercard, Inc., Class A 18,400 9,253,728
Merchants Bancorp(a) 3,840 178,714
MGIC Investment Corp.(a) 44,640 1,182,067
NCR Atleos Corp.*(a) 14,400 639,072
NMI Holdings, Inc., Class A* 16,320 631,747
Paymentus Holdings, Inc., Class A* 2,080 58,344
Payoneer Global, Inc.* 9,760 48,605
PayPal Holdings, Inc. 26,560 1,331,718
PennyMac Financial Services, Inc. 5,760 520,070
Radian Group, Inc.(a) 29,760 1,066,301
Remitly Global, Inc.* 9,926 217,280
Rocket Cos., Inc., Class A*(a) 25,015 365,719
Sezzle, Inc.*(a) 480 38,208
Shift4 Payments, Inc., Class A* 3,200 141,696
Toast, Inc., Class A*(a) 12,160 346,803
UWM Holdings Corp., Class A(a) 13,760 48,710
Visa, Inc., Class A 37,760 12,454,758
Voya Financial, Inc.(a) 19,840 1,626,086
Walker & Dunlop, Inc.(a) 2,080 104,728
Western Union Co. (The)(a) 59,520 541,037
WEX, Inc.* 5,920 889,954
67,764,188
Food Products -
0.8%
Archer-Daniels-Midland Co.(a) 13,920 1,037,597
Bunge Global SA(a) 4,320 548,942
Cal-Maine Foods, Inc.(a) 8,800 679,888
Campbell's Co. (The)(a) 44,800 931,392
Conagra Brands, Inc.(a) 94,080 1,350,048
Investments Shares Value
Food Products
(continued)
Darling Ingredients, Inc.* 5,120 $ 328,858
Flowers Foods, Inc.(a) 49,600 449,376
Fresh Del Monte Produce, Inc.(a) 6,910 289,460
Freshpet, Inc.*(a) 2,720 183,274
General Mills, Inc.(a) 16,960 598,858
Hershey Co. (The)(a) 3,040 564,649
Hormel Foods Corp.(a) 56,480 1,212,625
Ingredion, Inc.(a) 12,160 1,358,758
J & J Snack Foods Corp. 1,600 141,216
J M Smucker Co. (The) 20,960 2,054,709
Kraft Heinz Co. (The)(a) 27,840 630,854
Lamb Weston Holdings, Inc.(a) 5,440 236,912
Marzetti Co. (The) 960 125,069
McCormick & Co., Inc. (Non-Voting) 6,400 325,376
Mission Produce, Inc.*(a) 8,261 114,497
Mondelez International, Inc., Class A 37,120 2,280,653
Pilgrim's Pride Corp.(a) 8,160 270,096
Post Holdings, Inc.*(a) 7,680 804,480
Seaboard Corp. 36 204,693
Seneca Foods Corp., Class A* 480 67,133
Simply Good Foods Co. (The)*(a) 12,480 166,858
Tootsie Roll Industries, Inc.(a) 2,662 112,390
Tyson Foods, Inc., Class A 7,360 471,555
Utz Brands, Inc. 6,080 48,397
17,588,613
Gas Utilities -
0.3%
Atmos Energy Corp. 3,520 668,730
Chesapeake Utilities Corp.(a) 1,680 211,882
MDU Resources Group, Inc. 13,120 295,594
National Fuel Gas Co.(a) 18,080 1,525,590
New Jersey Resources Corp. 18,720 1,054,123
Northwest Natural Holding Co. 2,720 144,160
ONE Gas, Inc. 1,680 149,890
Southwest Gas Holdings, Inc. 1,920 180,576
Spire, Inc.(a) 12,480 1,137,926
UGI Corp.(a) 43,680 1,576,411
6,944,882
Ground Transportation -
0.9%
ArcBest Corp.(a) 1,842 234,984
Avis Budget Group, Inc.*(a) 3,520 635,958
CSX Corp. 41,760 1,897,157
Hertz Global Holdings, Inc.*(a) 33,891 215,547
JB Hunt Transport Services, Inc. 1,698 427,098
Knight-Swift Transportation Holdings,
Inc., Class A(a) 5,600 363,440
Landstar System, Inc. 1,280 235,610
Lyft, Inc., Class A*(a) 11,520 163,008
Marten Transport Ltd.(a) 10,560 159,245
Norfolk Southern Corp. 4,960 1,566,517
Old Dominion Freight Line, Inc. 4,480 951,686
RXO, Inc.* 6,080 121,418
Ryder System, Inc. 8,000 2,030,160
Saia, Inc.*(a) 1,120 502,678
Schneider National, Inc., Class B(a) 1,887 58,667
Uber Technologies, Inc.* 46,400 3,461,904

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 82
Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
U-Haul Holding Co.*(a) 160 $ 8,218
U-Haul Holding Co. 4,320 206,021
Union Pacific Corp. 16,480 4,441,030
Werner Enterprises, Inc. 1,920 70,790
XPO, Inc.*(a) 3,135 690,107
18,441,243
Health Care Equipment & Supplies -
1.6%
Abbott Laboratories 48,960 4,445,078
Align Technology, Inc.* 3,040 535,070
Alphatec Holdings, Inc.* 9,440 92,134
Artivion, Inc.* 660 23,648
AtriCure, Inc.* 2,688 75,560
Baxter International, Inc.(a) 101,760 1,788,941
Becton Dickinson & Co. 8,320 1,240,013
Boston Scientific Corp.* 33,600 1,935,696
CONMED Corp.(a) 4,320 158,371
Cooper Cos., Inc. (The)* 5,600 352,240
Dentsply Sirona, Inc.(a) 40,480 475,640
Dexcom, Inc.* 8,800 524,040
Edwards Lifesciences Corp.* 13,440 1,122,240
Embecta Corp.(a) 12,320 112,728
Enovis Corp.*(a) 11,360 266,278
Envista Holdings Corp.* 10,240 265,626
Establishment Labs Holdings, Inc.*(a) 800 54,904
GE HealthCare Technologies, Inc. 10,400 632,736
Glaukos Corp.* 2,036 292,512
Globus Medical, Inc., Class A* 4,320 389,578
Haemonetics Corp.* 8,800 528,792
ICU Medical, Inc.*(a) 1,512 180,230
IDEXX Laboratories, Inc.* 1,760 987,008
Inspire Medical Systems, Inc.* 1,120 62,877
Insulet Corp.* 1,600 275,424
Integer Holdings Corp.*(a) 6,560 580,626
Integra LifeSciences Holdings
Corp.*(a) 14,880 156,835
Intuitive Surgical, Inc.* 8,000 3,660,880
IRhythm Holdings, Inc.*(a) 1,760 227,322
Kestra Medical Technologies Ltd.*(a) 2,145 44,444
Lantheus Holdings, Inc.*(a) 13,600 1,150,832
LeMaitre Vascular, Inc.(a) 640 70,240
LivaNova plc* 10,087 606,229
Masimo Corp.* 1,920 342,585
Medtronic plc 35,840 2,901,965
Merit Medical Systems, Inc.* 1,920 130,905
Neogen Corp.*(a) 16,960 159,424
Novocure Ltd.* 2,720 41,371
Omnicell, Inc.*(a) 3,915 162,159
Penumbra, Inc.* 1,600 522,368
PROCEPT BioRobotics Corp.*(a) 1,440 34,618
QuidelOrtho Corp.*(a) 11,360 139,728
ResMed, Inc.(a) 3,040 649,982
Solventum Corp.* 5,760 387,994
STAAR Surgical Co.*(a) 160 4,218
STERIS plc 2,400 520,512
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Stryker Corp. 8,160 $ 2,571,461
Tandem Diabetes Care, Inc.*(a) 2,560 49,984
Teleflex, Inc. 9,600 1,189,536
TransMedics Group, Inc.*(a) 1,280 129,011
UFP Technologies, Inc.*(a) 660 126,476
Zimmer Biomet Holdings, Inc. 5,760 474,797
33,853,866
Health Care Providers & Services -
1.9%
Acadia Healthcare Co., Inc.*(a) 18,560 480,611
AdaptHealth Corp., Class A*(a) 14,560 190,882
Addus HomeCare Corp.* 800 77,512
Alignment Healthcare, Inc.* 2,658 59,911
AMN Healthcare Services, Inc.*(a) 7,680 157,210
Ardent Health, Inc.* 4,480 43,725
Astrana Health, Inc.*(a) 3,040 103,786
BrightSpring Health Services, Inc.*(a) 1,280 61,402
Brookdale Senior Living, Inc.*(a) 46,818 672,306
Cardinal Health, Inc. 6,720 1,296,153
Castle Biosciences, Inc.* 3,360 82,286
Cencora, Inc. 4,000 1,232,040
Centene Corp.* 11,840 635,690
Chemed Corp.(a) 640 271,987
Cigna Group (The) 7,446 2,163,659
Clover Health Investments Corp.,
Class A*(a) 480 1,320
Concentra Group Holdings Parent,
Inc. 3,040 68,309
CorVel Corp.* 1,280 73,549
CVS Health Corp. 35,360 2,945,134
DaVita, Inc.*(a) 7,200 1,117,008
Elevance Health, Inc. 6,080 2,288,634
Encompass Health Corp. 3,360 336,000
Ensign Group, Inc. (The)(a) 2,145 400,450
GeneDx Holdings Corp., Class A*(a) 495 31,130
Guardant Health, Inc.*(a) 5,120 445,850
HCA Healthcare, Inc. 4,480 1,946,336
HealthEquity, Inc.*(a) 3,729 305,890
Henry Schein, Inc.*(a) 21,600 1,611,144
Hims & Hers Health, Inc.*(a) 8,320 226,054
Humana, Inc. 3,520 832,269
Labcorp Holdings, Inc. 2,640 677,952
LifeStance Health Group, Inc.* 30,560 231,339
McKesson Corp. 3,520 2,869,504
Molina Healthcare, Inc.* 10,080 1,961,770
National HealthCare Corp.(a) 2,184 378,465
NeoGenomics, Inc.*(a) 4,480 41,485
Omada Health, Inc.* 160 2,333
OPKO Health, Inc.*(a) 60,800 68,400
Option Care Health, Inc.*(a) 8,657 175,997
PACS Group, Inc.* 8,640 289,872
Pediatrix Medical Group, Inc.*(a) 20,902 470,504
Pennant Group, Inc. (The)* 2,310 72,349
Privia Health Group, Inc.*(a) 8,426 209,386
Progyny, Inc.* 2,400 44,592
Quest Diagnostics, Inc. 2,970 576,774

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
83 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
RadNet, Inc.*(a) 2,400 $ 135,720
Select Medical Holdings Corp. 21,120 346,579
Surgery Partners, Inc.*(a) 3,040 42,651
Tenet Healthcare Corp.* 2,880 510,106
UnitedHealth Group, Inc. 25,440 9,425,011
Universal Health Services, Inc.,
Class B 10,720 1,803,854
US Physical Therapy, Inc. 480 34,186
40,527,066
Health Care REITs -
0.4%
Alexandria Real Estate Equities, Inc.,
REIT 5,600 226,856
American Healthcare REIT, Inc.,
REIT(a) 5,126 260,298
CareTrust REIT, Inc., REIT 7,122 280,963
Healthcare Realty Trust, Inc., Class
A, REIT(a) 68,640 1,283,568
Healthpeak Properties, Inc., REIT 32,160 520,027
LTC Properties, Inc., REIT 4,640 177,341
Medical Properties Trust, Inc.,
REIT(a) 102,240 505,065
National Health Investors, Inc.,
REIT(a) 990 76,141
Omega Healthcare Investors, Inc.,
REIT(a) 11,407 535,787
Sabra Health Care REIT, Inc.,
REIT(a) 11,123 229,801
Ventas, Inc., REIT(a) 9,600 843,456
Welltower, Inc., REIT 15,520 3,373,117
8,312,420
Health Care Technology -
0.1%
Certara, Inc.* 320 1,961
Doximity, Inc., Class A* 4,640 113,401
Evolent Health, Inc., Class A* 5,163 19,361
HealthStream, Inc.(a) 960 19,930
Phreesia, Inc.* 2,400 22,104
Schrodinger, Inc.*(a) 4,160 49,754
Teladoc Health, Inc.*(a) 35,360 214,282
Veeva Systems, Inc., Class A* 3,360 524,059
Waystar Holding Corp.*(a) 3,200 68,400
1,033,252
Hotel & Resort REITs -
0.2%
Apple Hospitality REIT, Inc., REIT(a) 45,760 616,387
DiamondRock Hospitality Co.,
REIT(a) 8,208 83,722
Host Hotels & Resorts, Inc., REIT 142,080 3,002,150
Park Hotels & Resorts, Inc., REIT(a) 34,240 392,733
Pebblebrook Hotel Trust, REIT(a) 19,200 269,760
RLJ Lodging Trust, REIT(a) 160 1,318
Ryman Hospitality Properties, Inc.,
REIT(a) 2,720 285,845
Sunstone Hotel Investors, Inc., REIT 6,720 65,990
Investments Shares Value
Hotel & Resort REITs
(continued)
Xenia Hotels & Resorts, Inc., REIT 9,524 $ 154,956
4,872,861
Hotels, Restaurants & Leisure -
1.8%
Accel Entertainment, Inc., Class A* 8,320 103,917
Airbnb, Inc., Class A* 9,440 1,324,998
Aramark 10,080 460,555
BJ's Restaurants, Inc.* 708 27,187
Booking Holdings, Inc. 22,671 3,816,890
Boyd Gaming Corp.(a) 12,000 1,043,400
Brinker International, Inc.* 8,960 1,364,071
Caesars Entertainment, Inc.*(a) 40,320 1,120,896
Carnival Corp. 31,040 822,871
Cava Group, Inc.*(a) 3,840 358,694
Cheesecake Factory, Inc. (The)(a) 3,024 190,119
Chipotle Mexican Grill, Inc., Class A* 27,840 946,282
Choice Hotels International, Inc.(a) 2,080 206,087
Churchill Downs, Inc.(a) 3,040 307,010
Darden Restaurants, Inc.(a) 3,200 641,792
Domino's Pizza, Inc.(a) 1,280 434,458
DoorDash, Inc., Class A* 8,480 1,430,152
DraftKings, Inc., Class A* 12,000 279,840
Dutch Bros, Inc., Class A*(a) 4,640 266,846
Expedia Group, Inc. 3,520 874,262
First Watch Restaurant Group,
Inc.*(a) 1,600 20,992
Flutter Entertainment plc*(a) 4,000 431,720
Hilton Grand Vacations, Inc.*(a) 4,320 202,910
Hilton Worldwide Holdings, Inc. 5,120 1,659,238
Hyatt Hotels Corp., Class A(a) 1,920 321,734
Las Vegas Sands Corp. 8,320 454,355
Life Time Group Holdings, Inc.*(a) 6,406 171,745
Marriott International, Inc., Class A 5,120 1,851,853
Marriott Vacations Worldwide Corp.
(a) 5,920 426,299
McDonald's Corp.(a) 19,840 5,824,826
MGM Resorts International*(a) 10,880 423,667
Norwegian Cruise Line Holdings
Ltd.*(a) 90,560 1,646,381
Papa John's International, Inc.(a) 1,280 46,323
Penn Entertainment, Inc.*(a) 4,640 81,014
Planet Fitness, Inc., Class A*(a) 3,539 235,945
Pursuit Attractions and Hospitality,
Inc.*(a) 2,197 92,450
Red Rock Resorts, Inc., Class A(a) 1,860 100,366
Royal Caribbean Cruises Ltd.(a) 5,600 1,477,056
Sabre Corp.*(a) 1,440 2,635
Serve Robotics, Inc.*(a) 2,080 19,615
Shake Shack, Inc., Class A*(a) 1,440 147,542
Sharplink, Inc.*(a) 4,160 29,952
Six Flags Entertainment Corp.*(a) 23,840 447,715
Starbucks Corp.(a) 31,840 3,353,707
Target Hospitality Corp.* 60 872
Texas Roadhouse, Inc., Class A 2,560 412,134
Travel + Leisure Co. 12,480 806,957
United Parks & Resorts, Inc.*(a) 4,960 174,840

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 84
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Vail Resorts, Inc.(a) 1,440 $ 183,139
Wendy's Co. (The)(a) 21,120 146,995
Wingstop, Inc.(a) 1,120 183,747
Wyndham Hotels & Resorts, Inc. 2,720 221,354
Wynn Resorts Ltd.(a) 2,880 308,477
Yum! Brands, Inc. 6,720 1,072,848
39,001,730
Household Durables -
0.8%
Cavco Industries, Inc.*(a) 336 170,352
Century Communities, Inc.(a) 6,116 342,618
Champion Homes, Inc.* 3,200 243,936
DR Horton, Inc. 7,520 1,157,027
Dream Finders Homes, Inc., Class
A*(a) 160 2,336
Garmin Ltd. 3,680 924,195
Green Brick Partners, Inc.*(a) 7,414 500,000
Installed Building Products, Inc.(a) 960 277,008
KB Home(a) 13,760 729,143
La-Z-Boy, Inc.(a) 7,680 266,803
Leggett & Platt, Inc. 24,960 271,315
Lennar Corp., Class A 6,400 577,920
Lennar Corp., Class B(a) 507 44,809
LGI Homes, Inc.*(a) 2,080 101,858
M/I Homes, Inc.*(a) 5,440 715,306
Meritage Homes Corp.(a) 14,080 948,147
Mohawk Industries, Inc.*(a) 9,600 1,013,376
Newell Brands, Inc.(a) 79,520 324,442
NVR, Inc.* 67 423,163
PulteGroup, Inc. 6,080 743,949
Somnigroup International, Inc.(a) 5,291 401,375
Sonos, Inc.* 840 12,457
Taylor Morrison Home Corp., Class
A* 20,960 1,273,110
Toll Brothers, Inc. 19,040 2,706,346
TopBuild Corp.* 1,173 519,287
Tri Pointe Homes, Inc.* 17,600 825,264
Whirlpool Corp.(a) 10,400 583,024
16,098,566
Household Products -
0.7%
Central Garden & Pet Co.* 1,280 47,386
Central Garden & Pet Co., Class A* 10,400 349,024
Church & Dwight Co., Inc. 6,065 588,669
Clorox Co. (The) 3,040 293,177
Colgate-Palmolive Co. 18,400 1,570,624
Energizer Holdings, Inc.(a) 13,440 263,155
Kimberly-Clark Corp.(a) 8,320 818,938
Procter & Gamble Co. (The) 65,440 9,625,570
Reynolds Consumer Products, Inc.(a) 11,520 241,574
Spectrum Brands Holdings, Inc.(a) 5,920 488,992
WD-40 Co. 480 100,781
14,387,890
Investments Shares Value
Independent Power and Renewable Electricity Producers
-
0.2%
AES Corp. (The) 146,400 $ 2,115,480
Clearway Energy, Inc., Class A 162 6,550
Clearway Energy, Inc., Class C 5,440 219,558
Ormat Technologies, Inc.(a) 2,184 250,942
Talen Energy Corp.*(a) 1,056 393,275
Vistra Corp. 7,520 1,186,957
4,172,762
Industrial Conglomerates -
0.3%
3M Co. 14,400 2,109,888
Honeywell International, Inc. 17,600 3,772,208
5,882,096
Industrial REITs -
0.3%
Americold Realty Trust, Inc., REIT(a) 11,840 144,803
EastGroup Properties, Inc., REIT 2,400 482,880
First Industrial Realty Trust, Inc.,
REIT 6,574 407,654
Innovative Industrial Properties, Inc.,
REIT 7,200 390,600
Lineage, Inc., REIT(a) 12,960 477,965
LXP Industrial Trust, REIT 1,440 73,325
Prologis, Inc., REIT 20,800 2,954,016
Rexford Industrial Realty, Inc.,
REIT(a) 10,720 384,741
STAG Industrial, Inc., REIT(a) 10,330 398,531
Terreno Realty Corp., REIT(a) 4,640 302,528
6,017,043
Insurance -
3.0%
Accelerant Holdings, Class A*(a) 1,600 20,816
Aflac, Inc. 11,360 1,291,291
Allstate Corp. (The) 7,520 1,633,795
American Financial Group, Inc. 14,560 1,940,411
American International Group, Inc. 15,840 1,184,832
AMERISAFE, Inc. 320 9,696
Aon plc, Class A 4,640 1,446,056
Arch Capital Group Ltd.* 10,560 997,498
Arthur J Gallagher & Co. 6,080 1,254,912
Assurant, Inc. 10,240 2,419,405
Assured Guaranty Ltd.(a) 8,591 703,603
Ategrity Specialty Holdings LLC* 1,120 21,280
Axis Capital Holdings Ltd. 15,200 1,526,232
Baldwin Insurance Group, Inc. (The),
Class A*(a) 3,840 87,245
Bowhead Specialty Holdings, Inc.* 320 7,610
Brighthouse Financial, Inc.*(a) 12,800 796,928
Brown & Brown, Inc.(a) 7,360 442,704
Chubb Ltd. 10,240 3,348,480
Cincinnati Financial Corp. 3,360 549,696
CNO Financial Group, Inc. 21,280 945,896
Employers Holdings, Inc. 2,560 107,827
Erie Indemnity Co., Class A(a) 800 175,144
Everest Group Ltd. 8,640 3,082,406
F&G Annuities & Life, Inc. 8,160 233,702
Fidelity National Financial, Inc. 8,591 449,309

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
85 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
First American Financial Corp.(a) 20,640 $ 1,447,483
Genworth Financial, Inc., Class A* 74,525 655,075
Globe Life, Inc. 16,320 2,518,176
Goosehead Insurance, Inc., Class A* 2,240 100,330
Hamilton Insurance Group Ltd.,
Class B(a) 4,961 162,572
Hanover Insurance Group, Inc. (The)
(a) 6,880 1,291,307
Hartford Insurance Group, Inc. (The) 8,000 1,094,480
Heritage Insurance Holdings, Inc.*(a) 3,520 103,206
Horace Mann Educators Corp. 7,520 341,709
Kemper Corp. 12,160 409,670
Kinsale Capital Group, Inc.(a) 800 258,888
Lemonade, Inc.*(a) 2,328 131,858
Lincoln National Corp.(a) 35,520 1,343,011
Loews Corp. 5,600 630,616
Markel Group, Inc.* 330 584,915
Marsh & McLennan Cos., Inc. 13,120 2,200,355
Mercury General Corp.(a) 1,980 192,674
MetLife, Inc. 16,480 1,320,048
Old Republic International Corp.(a) 46,880 1,872,856
Oscar Health, Inc., Class A*(a) 39,680 732,493
Palomar Holdings, Inc.* 960 115,565
Primerica, Inc. 1,344 378,027
Principal Financial Group, Inc.(a) 6,880 694,261
Progressive Corp. (The) 16,800 3,381,504
Prudential Financial, Inc.(a) 10,240 1,004,646
Reinsurance Group of America, Inc. 13,600 2,875,856
RenaissanceRe Holdings Ltd. 8,960 2,750,451
RLI Corp.(a) 4,320 223,647
Root, Inc., Class A*(a) 800 43,584
Ryan Specialty Holdings, Inc., Class
A(a) 5,920 205,838
Safety Insurance Group, Inc.(a) 3,360 252,538
Selective Insurance Group, Inc. 12,800 1,074,560
SiriusPoint Ltd.*(a) 16,800 393,288
Skyward Specialty Insurance Group,
Inc.* 5,920 269,064
Slide Insurance Holdings, Inc.*(a) 7,200 134,280
Stewart Information Services Corp.
(a) 5,920 414,341
Travelers Cos., Inc. (The) 6,080 1,855,251
Trupanion, Inc.*(a) 480 11,515
United Fire Group, Inc.(a) 3,360 135,475
Universal Insurance Holdings, Inc. 4,160 164,861
Unum Group 30,560 2,456,413
W R Berkley Corp.(a) 6,560 438,405
White Mountains Insurance Group
Ltd.(a) 480 1,071,355
Willis Towers Watson plc 2,080 532,896
62,946,117
Interactive Media & Services -
6.0%
Alphabet, Inc., Class A 131,680 50,670,464
Alphabet, Inc., Class C 114,400 43,693,936
Investments Shares Value
Interactive Media & Services
(continued)
Cargurus, Inc., Class A* 3,875 $ 141,283
fuboTV, Inc., Class A*(a) 1,036 12,764
Getty Images Holdings, Inc.*(a) 1,120 863
IAC, Inc.*(a) 5,280 235,277
Match Group, Inc. 9,120 341,270
Meta Platforms, Inc., Class A 49,440 30,252,830
Pinterest, Inc., Class A*(a) 13,600 267,376
QuinStreet, Inc.*(a) 10,240 130,662
Reddit, Inc., Class A* 3,040 447,579
Rumble, Inc.*(a) 480 3,615
Shutterstock, Inc. 4,928 79,686
Snap, Inc., Class A*(a) 37,760 229,203
Taboola.com Ltd.* 31,416 118,124
TripAdvisor, Inc.*(a) 23,200 258,216
Trump Media & Technology Group
Corp.*(a) 5,280 48,312
Webtoon Entertainment, Inc.*(a) 160 1,958
Yelp, Inc., Class A*(a) 3,360 92,736
Ziff Davis, Inc.*(a) 7,520 344,115
ZoomInfo Technologies, Inc., Class
A* 52,480 328,000
127,698,269
IT Services -
1.0%
Accenture plc, Class A 17,440 3,116,702
Akamai Technologies, Inc.*(a) 28,800 2,965,824
Applied Digital Corp.*(a) 9,661 330,889
BigBear.ai Holdings, Inc.*(a) 17,920 71,322
Cloudflare, Inc., Class A* 7,436 1,524,157
Cognizant Technology Solutions
Corp., Class A(a) 14,240 753,296
CoreWeave, Inc., Class A*(a) 5,600 624,960
DigitalOcean Holdings, Inc.*(a) 3,520 339,434
DXC Technology Co.*(a) 27,680 313,338
EPAM Systems, Inc.*(a) 2,400 273,072
Everforth, Inc.*(a) 9,760 205,936
Fastly, Inc., Class A* 29,760 751,589
Gartner, Inc.*(a) 1,280 190,067
GoDaddy, Inc., Class A*(a) 3,520 305,501
Grid Dynamics Holdings, Inc.*(a) 2,720 15,477
International Business Machines
Corp. 26,240 6,060,915
Kyndryl Holdings, Inc.* 45,920 634,614
MongoDB, Inc., Class A* 1,650 413,869
Okta, Inc., Class A* 3,840 282,816
Snowflake, Inc., Class A* 7,520 1,026,254
Twilio, Inc., Class A* 3,960 586,318
VeriSign, Inc. 1,980 531,947
21,318,297
Leisure Products -
0.2%
Acushnet Holdings Corp.(a) 1,014 98,175
Brunswick Corp.(a) 12,800 1,016,960
Callaway Golf Co.*(a) 20,734 317,230
Hasbro, Inc. 6,446 617,785
Mattel, Inc.*(a) 66,400 1,001,312
Peloton Interactive, Inc., Class A* 4,000 21,800

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 86
Investments Shares Value
COMMON STOCKS (continued)
Leisure Products
(continued)
Polaris, Inc. 9,440 $ 625,589
YETI Holdings, Inc.*(a) 2,400 94,704
3,793,555
Life Sciences Tools & Services -
0.7%
10X Genomics, Inc., Class A*(a) 10,400 229,320
Adaptive Biotechnologies Corp.*(a) 9,443 133,146
Agilent Technologies, Inc. 6,240 721,032
Avantor, Inc.* 142,080 1,150,848
Azenta, Inc.*(a) 2,400 58,968
BioLife Solutions, Inc.*(a) 5,555 117,100
Bio-Rad Laboratories, Inc., Class
A*(a) 681 190,762
Bio-Techne Corp.(a) 5,120 283,238
Bruker Corp. 3,520 129,219
Charles River Laboratories
International, Inc.*(a) 1,600 267,152
Danaher Corp. 14,720 2,634,144
Fortrea Holdings, Inc.*(a) 10,629 122,234
Illumina, Inc.* 3,360 425,846
IQVIA Holdings, Inc.* 4,455 705,538
Medpace Holdings, Inc.*(a) 480 200,957
Mettler-Toledo International, Inc.* 507 647,241
Repligen Corp.*(a) 1,920 227,155
Revvity, Inc.(a) 4,480 388,058
Sotera Health Co.*(a) 9,947 154,775
Tempus AI, Inc., Class A*(a) 3,360 186,413
Thermo Fisher Scientific, Inc. 8,480 4,061,581
Waters Corp.* 2,080 643,198
West Pharmaceutical Services, Inc. 1,686 501,737
14,179,662
Machinery -
2.4%
AGCO Corp. 2,805 339,461
Alamo Group, Inc.(a) 338 58,623
Albany International Corp., Class A 2,240 130,010
Allison Transmission Holdings, Inc. 4,160 558,896
Astec Industries, Inc.(a) 168 10,923
Blue Bird Corp.*(a) 5,760 369,274
Caterpillar, Inc. 10,560 9,399,562
Chart Industries, Inc.* 2,201 457,588
CNH Industrial NV 174,400 1,867,824
Crane Co. 1,815 322,580
Cummins, Inc. 3,200 2,147,232
Deere & Co. 6,880 4,058,306
Donaldson Co., Inc. 5,760 507,859
Douglas Dynamics, Inc.(a) 2,720 125,474
Dover Corp. 3,040 688,286
Energy Recovery, Inc.* 21 232
Enerpac Tool Group Corp., Class A 4,125 144,787
Enpro, Inc.(a) 1,183 344,904
Esab Corp.(a) 2,970 291,862
ESCO Technologies, Inc. 660 213,807
Federal Signal Corp.(a) 1,920 236,410
Flowserve Corp.(a) 6,784 499,574
Investments Shares Value
Machinery
(continued)
Fortive Corp.(a) 5,926 $ 354,315
Franklin Electric Co., Inc. 1,176 117,823
Gates Industrial Corp. plc* 48,000 1,229,280
Gorman-Rupp Co. (The)(a) 504 38,173
Graco, Inc. 4,785 384,092
Greenbrier Cos., Inc. (The)(a) 6,247 306,853
Helios Technologies, Inc. 660 45,144
Hillman Solutions Corp.*(a) 18,560 151,450
IDEX Corp. 2,720 592,552
Illinois Tool Works, Inc. 6,560 1,692,546
Ingersoll Rand, Inc.(a) 8,480 677,213
ITT, Inc. 3,805 815,564
JBT Marel Corp.(a) 1,815 214,351
Kadant, Inc.(a) 320 93,802
Kennametal, Inc. 5,675 219,679
Lincoln Electric Holdings, Inc. 2,310 612,150
Lindsay Corp. 338 37,846
Middleby Corp. (The)* 10,240 1,437,286
Mueller Industries, Inc. 5,440 736,739
Mueller Water Products, Inc., Class
A(a) 4,912 136,996
Nordson Corp. 2,145 618,725
Oshkosh Corp.(a) 12,320 1,925,616
Otis Worldwide Corp. 8,320 647,962
PACCAR, Inc. 13,760 1,634,688
Parker-Hannifin Corp. 2,720 2,473,622
Pentair plc(a) 4,320 348,667
Proto Labs, Inc.* 1,008 65,328
RBC Bearings, Inc.* 1,320 790,799
Snap-on, Inc.(a) 1,320 506,088
SPX Technologies, Inc.* 1,815 397,322
Standex International Corp.(a) 169 46,137
Stanley Black & Decker, Inc. 31,200 2,438,592
Symbotic, Inc., Class A*(a) 2,400 141,840
Tennant Co.(a) 1,512 125,556
Terex Corp. 21,120 1,313,664
Timken Co. (The) 12,480 1,383,907
Toro Co. (The) 3,680 350,226
Trinity Industries, Inc. 2,704 88,177
Watts Water Technologies, Inc.,
Class A(a) 990 297,158
Westinghouse Air Brake
Technologies Corp. 4,160 1,122,742
Worthington Enterprises, Inc. 2,856 154,995
Xylem, Inc. 5,920 699,507
50,238,646
Marine Transportation -
0.1%
Genco Shipping & Trading Ltd. 3,203 77,641
Kirby Corp.* 10,880 1,637,875
Matson, Inc.(a) 6,247 1,089,664
2,805,180
Media -
0.4%
Cable One, Inc.*(a) 960 87,830
Charter Communications, Inc., Class
A*(a) 2,560 422,835

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
87 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
DoubleVerify Holdings, Inc.*(a) 5,440 $ 59,949
EchoStar Corp., Class A*(a) 27,360 3,369,110
Fox Corp., Class A(a) 5,387 342,021
Fox Corp., Class B 3,840 218,957
Ibotta, Inc., Class A*(a) 160 5,632
John Wiley & Sons, Inc., Class A 1,600 65,488
Liberty Broadband Corp., Class A* 1,440 55,339
Liberty Broadband Corp., Class C*(a) 3,520 135,485
Magnite, Inc.* 4,160 53,310
MNTN, Inc., Class A* 480 4,527
New York Times Co. (The), Class A 7,040 556,371
News Corp., Class A 8,823 232,221
News Corp., Class B(a) 2,884 87,904
Newsmax, Inc., Class B*(a) 320 2,016
Nexstar Media Group, Inc., Class
A(a) 5,760 1,198,887
Omnicom Group, Inc. 8,641 662,938
Paramount Skydance Corp., Class
B(a) 24,960 255,590
Sirius XM Holdings, Inc.(a) 39,520 1,064,669
Stagwell, Inc., Class A*(a) 34,720 217,694
Trade Desk, Inc. (The), Class A*(a) 9,440 222,690
9,321,463
Metals & Mining -
0.9%
Alcoa Corp.(a) 53,120 3,388,525
Alpha Metallurgical Resources,
Inc.*(a) 912 170,042
Century Aluminum Co.* 4,000 237,760
Cleveland-Cliffs, Inc.*(a) 111,360 1,135,872
Coeur Mining, Inc.* 31,626 568,319
Commercial Metals Co. 21,280 1,467,469
Compass Minerals International,
Inc.*(a) 5,920 158,123
Constellium SE, Class A* 23,804 744,589
Freeport-McMoRan, Inc. 32,000 1,848,960
Hecla Mining Co.(a) 23,520 423,830
Ivanhoe Electric, Inc.*(a) 7,601 97,521
Kaiser Aluminum Corp. 1,440 245,419
Materion Corp. 507 93,192
MP Materials Corp.*(a) 5,120 338,125
Newmont Corp. 30,400 3,377,136
Nucor Corp. 6,720 1,513,949
Reliance, Inc. 1,682 609,725
Royal Gold, Inc. 1,920 448,090
Ryerson Holding Corp.(a) 6,880 190,645
Southern Copper Corp.(a) 2,027 348,016
Steel Dynamics, Inc. 4,000 914,640
USA Rare Earth, Inc.*(a) 3,200 83,104
Worthington Steel, Inc. 4,480 172,166
18,575,217
Mortgage Real Estate Investment Trusts (REITs) -
0.6%
AGNC Investment Corp.(a) 224,640 2,475,533
Annaly Capital Management, Inc.(a) 149,280 3,418,512
Investments Shares Value
Mortgage Real Estate Investment Trusts (REITs)
(continued)
Apollo Commercial Real Estate
Finance, Inc.(a) 20,480 $ 224,051
Arbor Realty Trust, Inc.(a) 40,160 317,264
ARMOUR Residential REIT, Inc.(a) 23,040 404,122
Blackstone Mortgage Trust, Inc.,
Class A(a) 4,160 78,998
Chimera Investment Corp. 15,040 206,800
Dynex Capital, Inc.(a) 39,840 542,621
Ellington Financial, Inc.(a) 25,960 343,970
Franklin BSP Realty Trust, Inc.(a) 18,240 165,984
Ladder Capital Corp., Class A 16,640 171,059
MFA Financial, Inc.(a) 17,120 175,480
Orchid Island Capital, Inc.(a) 30,560 214,837
PennyMac Mortgage Investment
Trust(a) 17,120 208,522
Rithm Capital Corp.(a) 118,080 1,154,822
Starwood Property Trust, Inc.(a) 72,640 1,333,670
Two Harbors Investment Corp. 20,800 240,656
11,676,901
Multi-Utilities -
0.6%
Ameren Corp. 6,720 763,728
Avista Corp. 15,543 638,817
Black Hills Corp.(a) 14,240 1,072,129
CenterPoint Energy, Inc.(a) 17,195 750,562
CMS Energy Corp. 7,360 564,806
Consolidated Edison, Inc. 9,600 1,070,304
Dominion Energy, Inc. 23,040 1,486,080
DTE Energy Co. 6,400 970,816
NiSource, Inc.(a) 12,072 582,836
Northwestern Energy Group, Inc. 10,400 752,336
Public Service Enterprise Group, Inc. 12,000 979,920
Sempra 15,680 1,491,482
Unitil Corp. 1,760 92,330
WEC Energy Group, Inc.(a) 6,240 735,946
11,952,092
Office REITs -
0.1%
BXP, Inc., REIT(a) 6,560 383,498
COPT Defense Properties, REIT(a) 2,856 89,250
Cousins Properties, Inc., REIT(a) 6,560 168,002
Douglas Emmett, Inc., REIT(a) 8,640 93,398
Easterly Government Properties,
Inc., Class A, REIT 1,600 37,456
Empire State Realty Trust, Inc., Class
A, REIT(a) 6,400 35,648
Highwoods Properties, Inc., REIT(a) 640 15,558
JBG SMITH Properties, REIT(a) 8,160 122,400
Kilroy Realty Corp., REIT(a) 4,480 149,005
Piedmont Realty Trust, Inc., Class A,
REIT*(a) 21,440 179,238
SL Green Realty Corp., REIT(a) 12,800 542,848
Vornado Realty Trust, REIT(a) 31,840 951,698
2,767,999
Oil, Gas & Consumable Fuels -
4.1%
Antero Midstream Corp.(a) 16,640 363,750

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 88
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Antero Resources Corp.* 52,800 $ 2,072,928
APA Corp.(a) 72,160 2,939,077
BKV Corp.*(a) 2,688 84,753
California Resources Corp. 12,640 862,807
Calumet, Inc.*(a) 11,520 376,935
Centrus Energy Corp., Class A*(a) 640 135,014
Cheniere Energy, Inc. 4,960 1,363,752
Chevron Corp. 51,840 10,021,190
Chord Energy Corp. 11,840 1,723,904
CNX Resources Corp.*(a) 7,680 298,829
Comstock Resources, Inc.*(a) 4,620 80,480
ConocoPhillips 35,040 4,407,331
Core Natural Resources, Inc. 10,240 918,938
Coterra Energy, Inc. 23,520 844,603
Crescent Energy Co., Class A(a) 55,840 751,048
CVR Energy, Inc.* 3,795 125,766
Delek US Holdings, Inc.(a) 4,320 201,269
Devon Energy Corp.(a) 18,080 928,770
Diamondback Energy, Inc. 5,440 1,118,627
Dorian LPG Ltd. 7,293 281,145
DT Midstream, Inc.(a) 4,800 710,352
EOG Resources, Inc. 14,720 2,069,191
EQT Corp. 16,320 980,506
Expand Energy Corp. 5,621 574,185
Exxon Mobil Corp. 116,800 18,025,744
Granite Ridge Resources, Inc. 800 4,824
Gulfport Energy Corp.* 2,880 554,515
HF Sinclair Corp. 31,680 2,129,213
HighPeak Energy, Inc.(a) 14,080 95,462
International Seaways, Inc.(a) 8,480 703,416
Kinder Morgan, Inc. 45,760 1,504,131
Kosmos Energy Ltd.* 79,360 244,429
Magnolia Oil & Gas Corp., Class A(a) 33,760 1,020,902
Marathon Petroleum Corp. 8,480 2,105,499
Matador Resources Co.(a) 22,080 1,400,755
Murphy Oil Corp.(a) 25,440 1,062,375
NextDecade Corp.*(a) 2,130 16,678
Northern Oil & Gas, Inc.(a) 19,200 521,472
Occidental Petroleum Corp. 16,960 1,027,437
ONEOK, Inc.(a) 16,800 1,553,328
Ovintiv, Inc. 58,880 3,624,064
Par Pacific Holdings, Inc.* 8,960 588,403
PBF Energy, Inc., Class A 18,056 782,908
Peabody Energy Corp.(a) 6,720 179,155
Permian Resources Corp., Class A 133,920 2,895,351
Phillips 66 11,680 2,092,472
Range Resources Corp.(a) 8,426 366,531
SM Energy Co. 42,880 1,330,566
Talos Energy, Inc.*(a) 26,620 423,790
Targa Resources Corp.(a) 4,960 1,289,997
Texas Pacific Land Corp.(a) 1,440 638,885
Uranium Energy Corp.*(a) 17,600 262,064
Valero Energy Corp. 8,640 2,182,291
Venture Global, Inc., Class A(a) 22,720 301,494
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Viper Energy, Inc., Class A 5,600 $ 276,528
Vitesse Energy, Inc.(a) 160 3,002
Williams Cos., Inc. (The) 27,680 2,112,261
World Kinect Corp.(a) 10,955 295,456
85,850,548
Paper & Forest Products -
0.0%(d)
Louisiana-Pacific Corp.(a) 3,040 219,458
Sylvamo Corp.(a) 7,040 300,819
520,277
Passenger Airlines -
0.3%
Alaska Air Group, Inc.*(a) 21,600 844,776
American Airlines Group, Inc.*(a) 137,760 1,613,170
Delta Air Lines, Inc. 18,080 1,229,259
Frontier Group Holdings, Inc.*(a) 26,240 95,251
JetBlue Airways Corp.*(a) 39,840 185,455
Joby Aviation, Inc.*(a) 23,937 219,981
SkyWest, Inc.* 7,680 630,682
Southwest Airlines Co. 10,400 394,368
United Airlines Holdings, Inc.*(a) 8,320 748,800
Wheels Up Experience, Inc., Class
A*(a) 729 3,922
5,965,664
Personal Care Products -
0.1%
BellRing Brands, Inc.* 19,680 350,304
Coty, Inc., Class A*(a) 78,240 192,470
Edgewell Personal Care Co.(a) 9,120 205,656
elf Beauty, Inc.*(a) 1,600 102,352
Estee Lauder Cos., Inc. (The), Class
A 5,280 405,029
Herbalife Ltd.*(a) 27,040 448,864
Interparfums, Inc.(a) 960 87,571
Kenvue, Inc. 45,600 799,368
Olaplex Holdings, Inc.* 2,080 4,223
2,595,837
Pharmaceuticals -
2.8%
Amneal Pharmaceuticals, Inc.* 12,960 166,795
Amphastar Pharmaceuticals, Inc.*(a) 3,680 80,813
ANI Pharmaceuticals, Inc.*(a) 1,177 93,513
Arvinas, Inc.*(a) 17,193 170,211
Axsome Therapeutics, Inc.* 1,858 386,000
Bristol-Myers Squibb Co. 56,000 3,393,040
Collegium Pharmaceutical, Inc.*(a) 7,680 259,046
Corcept Therapeutics, Inc.* 4,125 191,895
CorMedix, Inc.*(a) 13,600 103,224
Crinetics Pharmaceuticals, Inc.*(a) 3,520 136,506
Edgewise Therapeutics, Inc.* 6,116 189,351
Elanco Animal Health, Inc.*(a) 24,033 537,618
Eli Lilly & Co. 18,080 16,897,568
Enliven Therapeutics, Inc.* 160 6,597
Harmony Biosciences Holdings, Inc.* 6,880 215,069
Indivior Pharmaceuticals, Inc.* 3,360 123,581
Innoviva, Inc.*(a) 6,611 151,987
Jazz Pharmaceuticals plc*(a) 2,927 594,240

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
89 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Johnson & Johnson 67,200 $ 15,445,920
LENZ Therapeutics, Inc.*(a) 1,440 12,931
Ligand Pharmaceuticals, Inc.*(a) 336 77,095
Liquidia Corp.*(a) 2,145 84,105
Merck & Co., Inc. 69,280 7,563,990
Nektar Therapeutics* 800 68,032
Nuvation Bio, Inc.*(a) 5,282 23,505
Ocular Therapeutix, Inc.*(a) 3,795 35,559
Organon & Co.(a) 52,800 699,600
Pacira BioSciences, Inc.*(a) 9,980 254,390
Perrigo Co. plc(a) 27,840 329,626
Pfizer, Inc. 157,280 4,199,376
Prestige Consumer Healthcare,
Inc.*(a) 2,970 167,270
Royalty Pharma plc, Class A 8,592 430,373
Supernus Pharmaceuticals, Inc.* 3,840 184,320
Tarsus Pharmaceuticals, Inc.* 660 41,983
Terns Pharmaceuticals, Inc.* 15,040 796,067
Viatris, Inc. 237,316 3,545,501
WaVe Life Sciences Ltd.* 8,261 58,323
Zoetis, Inc., Class A 9,920 1,140,502
58,855,522
Professional Services -
0.7%
Alight, Inc., Class A(a) 103,680 85,785
Amentum Holdings, Inc.*(a) 25,280 663,095
Automatic Data Processing, Inc. 11,520 2,441,549
Barrett Business Services, Inc. 2,640 83,239
Booz Allen Hamilton Holding Corp.,
Class A(a) 4,160 323,523
Broadridge Financial Solutions, Inc. 2,880 443,462
CACI International, Inc., Class A*(a) 960 498,758
CBIZ, Inc.* 2,560 78,080
Clarivate plc*(a) 68,960 197,915
Concentrix Corp.(a) 8,640 205,805
CSG Systems International, Inc.(a) 1,600 128,656
Equifax, Inc. 2,720 473,117
ExlService Holdings, Inc.* 6,720 214,234
Exponent, Inc. 960 64,215
First Advantage Corp.*(a) 14,720 187,827
FTI Consulting, Inc.*(a) 1,011 181,272
Genpact Ltd. 30,880 1,073,080
Huron Consulting Group, Inc.*(a) 507 66,247
ICF International, Inc. 320 22,931
Innodata, Inc.*(a) 1,120 47,298
Insperity, Inc.(a) 800 28,456
Jacobs Solutions, Inc. 3,135 405,700
KBR, Inc.(a) 25,280 947,747
Korn Ferry(a) 9,760 648,455
Legalzoom.com, Inc.* 160 1,032
Leidos Holdings, Inc. 3,040 453,629
ManpowerGroup, Inc.(a) 6,240 188,885
Maximus, Inc.(a) 11,520 755,942
Parsons Corp.*(a) 3,024 152,440
Paychex, Inc. 8,160 755,861
Investments Shares Value
Professional Services
(continued)
Paycom Software, Inc. 1,600 $ 202,816
Paylocity Holding Corp.* 1,280 135,027
Planet Labs PBC*(a) 12,646 467,523
Robert Half, Inc.(a) 6,080 161,789
Science Applications International
Corp.(a) 9,600 928,992
SS&C Technologies Holdings, Inc. 4,320 299,376
TIC Solutions, Inc.*(a) 5,280 48,259
TransUnion 3,520 249,920
TriNet Group, Inc. 800 36,624
UL Solutions, Inc., Class A(a) 2,560 231,654
Upwork, Inc.*(a) 27,814 287,875
Verisk Analytics, Inc., Class A(a) 3,360 619,886
Verra Mobility Corp., Class A* 9,671 143,421
15,631,397
Real Estate Management & Development -
0.2%
CBRE Group, Inc., Class A* 6,240 890,635
Compass, Inc., Class A* 24,960 188,947
CoStar Group, Inc.* 9,120 315,643
Cushman & Wakefield Ltd.* 43,040 604,282
eXp World Holdings, Inc.(a) 8,320 51,750
Forestar Group, Inc.* 6,059 171,227
Howard Hughes Holdings, Inc.* 2,016 125,536
Jones Lang LaSalle, Inc.* 1,980 629,898
Kennedy-Wilson Holdings, Inc. 4,960 54,064
Newmark Group, Inc., Class A 12,671 204,257
Opendoor Technologies, Inc.*(a) 44,652 240,228
St Joe Co. (The) 2,400 154,968
Zillow Group, Inc., Class A* 160 7,138
Zillow Group, Inc., Class C*(a) 4,961 220,268
3,858,841
Residential REITs -
0.2%
American Homes 4 Rent, Class A,
REIT 10,080 320,947
AvalonBay Communities, Inc.,
REIT(a) 3,520 644,160
Camden Property Trust, REIT 4,160 436,883
Centerspace, REIT(a) 320 21,847
Equity LifeStyle Properties, Inc.,
REIT 7,840 496,194
Equity Residential, REIT(a) 8,000 523,040
Essex Property Trust, Inc., REIT 1,600 421,136
Independence Realty Trust, Inc.,
REIT(a) 4,320 70,459
Invitation Homes, Inc., REIT 9,600 276,192
Mid-America Apartment
Communities, Inc., REIT 2,880 372,038
NexPoint Residential Trust, Inc.,
REIT 4,160 120,182
Sun Communities, Inc., REIT 2,880 368,179
UDR, Inc., REIT(a) 10,400 377,936
UMH Properties, Inc., REIT(a) 160 2,488
Veris Residential, Inc., REIT 7,520 142,655
4,594,336

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 90
Investments Shares Value
COMMON STOCKS (continued)
Retail REITs -
0.3%
Acadia Realty Trust, REIT(a) 9,611 $ 207,790
Agree Realty Corp., REIT(a) 5,723 441,300
Alexander's, Inc., REIT(a) 160 40,314
Brixmor Property Group, Inc., REIT 10,240 308,122
Curbline Properties Corp., REIT(a) 3,520 97,152
Federal Realty Investment Trust,
REIT 2,720 301,648
Getty Realty Corp., REIT(a) 5,126 169,773
InvenTrust Properties Corp., REIT 825 26,499
Kimco Realty Corp., REIT 19,008 449,349
Kite Realty Group Trust, REIT(a) 13,120 343,219
Macerich Co. (The), REIT(a) 14,720 319,866
NETSTREIT Corp., REIT(a) 8,591 176,717
NNN REIT, Inc., REIT(a) 6,400 280,256
Phillips Edison & Co., Inc., REIT(a) 3,203 128,648
Realty Income Corp., REIT(a) 19,680 1,264,243
Regency Centers Corp., REIT 6,880 535,608
Saul Centers, Inc., REIT(a) 3,630 124,981
Simon Property Group, Inc., REIT 7,200 1,466,712
Tanger, Inc., REIT(a) 5,920 219,514
Urban Edge Properties, REIT(a) 4,574 100,262
7,001,973
Semiconductors & Semiconductor Equipment -
11.7%
ACM Research, Inc., Class A* 3,680 190,219
Advanced Micro Devices, Inc.* 36,800 13,045,232
Allegro MicroSystems, Inc.*(a) 8,426 408,661
Alpha & Omega Semiconductor
Ltd.*(a) 3,875 168,291
Ambarella, Inc.* 1,440 99,072
Amkor Technology, Inc. 7,040 491,040
Analog Devices, Inc. 10,880 4,376,589
Applied Materials, Inc. 17,760 7,006,142
Astera Labs, Inc.*(a) 2,880 560,851
Axcelis Technologies, Inc.*(a) 1,815 252,485
Broadcom, Inc. 105,120 43,880,242
Cirrus Logic, Inc.* 1,680 273,974
Cohu, Inc.* 946 44,793
Credo Technology Group Holding
Ltd.* 3,500 609,035
Diodes, Inc.* 1,120 120,008
Enphase Energy, Inc.*(a) 5,280 174,029
Entegris, Inc.(a) 3,707 524,096
First Solar, Inc.* 2,655 536,018
FormFactor, Inc.*(a) 4,000 543,720
Ichor Holdings Ltd.*(a) 800 52,776
Impinj, Inc.*(a) 1,352 195,932
Intel Corp.* 96,960 9,160,781
KLA Corp. 2,970 5,198,539
Kulicke & Soffa Industries, Inc. 1,008 86,184
Lam Research Corp. 28,000 7,220,080
Lattice Semiconductor Corp.* 6,910 844,955
MACOM Technology Solutions
Holdings, Inc.*(a) 2,310 650,519
Marvell Technology, Inc. 19,360 3,197,304
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
MaxLinear, Inc., Class A* 105 $ 7,429
Microchip Technology, Inc. 11,680 1,085,189
Micron Technology, Inc. 31,360 16,218,138
MKS, Inc.(a) 2,400 681,000
Monolithic Power Systems, Inc. 1,011 1,632,168
Navitas Semiconductor Corp., Class
A*(a) 6,080 100,320
NVIDIA Corp. 530,880 105,947,722
NXP Semiconductors NV 5,440 1,597,130
ON Semiconductor Corp.*(a) 10,295 1,037,839
Onto Innovation, Inc.* 2,400 708,144
PDF Solutions, Inc.* 92 3,942
Penguin Solutions, Inc.*(a) 8,320 253,011
Photronics, Inc.*(a) 14,594 722,111
Power Integrations, Inc.(a) 1,920 139,603
Qnity Electronics, Inc. 4,480 630,157
Qorvo, Inc.* 4,578 431,339
QUALCOMM, Inc. 29,920 5,373,034
Rambus, Inc.*(a) 4,715 542,744
Rigetti Computing, Inc.*(a) 16,403 286,232
Semtech Corp.* 5,219 548,256
Silicon Laboratories, Inc.*(a) 1,600 348,320
SiTime Corp.*(a) 834 468,833
Skyworks Solutions, Inc.(a) 6,400 449,088
SolarEdge Technologies, Inc.*(a) 4,160 178,298
Synaptics, Inc.*(a) 2,154 201,593
Teradyne, Inc. 3,520 1,209,014
Texas Instruments, Inc. 20,480 5,756,518
Ultra Clean Holdings, Inc.*(a) 3,040 237,576
Universal Display Corp.(a) 1,280 111,475
Veeco Instruments, Inc.*(a) 1,352 67,397
246,885,187
Software -
6.0%
ACI Worldwide, Inc.* 3,840 165,965
Adeia, Inc.(a) 7,840 249,704
Adobe, Inc.* 11,680 2,874,448
Agilysys, Inc.* 960 61,498
Alarm.com Holdings, Inc.* 1,760 78,162
Alkami Technology, Inc.*(a) 5,051 79,705
Amplitude, Inc., Class A* 2,720 19,339
Appfolio, Inc., Class A*(a) 1,344 224,569
Appian Corp., Class A* 960 19,958
AppLovin Corp., Class A* 4,897 2,185,776
Asana, Inc., Class A*(a) 8,592 54,302
Atlassian Corp., Class A* 3,520 241,437
Aurora Innovation, Inc., Class A*(a) 53,623 315,303
Autodesk, Inc.* 4,800 1,137,600
AvePoint, Inc.* 4,000 39,000
Bentley Systems, Inc., Class B(a) 2,880 93,946
BILL Holdings, Inc.*(a) 1,600 60,800
Bit Digital, Inc.*(a) 62,560 94,466
BitMine Immersion Technologies,
Inc.(a) 18,560 397,184
Blackbaud, Inc.* 1,280 47,578
BlackLine, Inc.*(a) 2,080 65,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
91 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Blend Labs, Inc., Class A* 320 $ 467
Box, Inc., Class A* 4,912 118,870
Braze, Inc., Class A*(a) 3,236 71,289
C3.ai, Inc., Class A*(a) 2,080 18,366
Cadence Design Systems, Inc.* 6,080 2,003,907
CCC Intelligent Solutions Holdings,
Inc.*(a) 21,120 110,669
Cipher Digital, Inc.*(a) 10,156 180,168
Circle Internet Group, Inc., Class A* 1,120 101,786
Cleanspark, Inc.*(a) 52,640 659,579
Clear Secure, Inc., Class A 3,150 168,179
Clearwater Analytics Holdings, Inc.,
Class A* 14,560 352,352
Commvault Systems, Inc.* 2,310 228,413
Core Scientific, Inc.* 18,707 374,140
Crowdstrike Holdings, Inc., Class A* 5,440 2,424,880
Datadog, Inc., Class A* 7,200 951,768
Docusign, Inc., Class A*(a) 3,360 154,526
Dolby Laboratories, Inc., Class A(a) 2,880 184,723
Dropbox, Inc., Class A*(a) 33,280 808,371
D-Wave Quantum, Inc.*(a) 14,240 288,787
Dynatrace, Inc.* 6,240 225,950
Elastic NV* 2,400 111,432
Fair Isaac Corp.*(a) 565 579,125
Five9, Inc.* 9,920 170,624
Fortinet, Inc.* 15,200 1,281,512
Freshworks, Inc., Class A* 8,480 69,197
Gen Digital, Inc. 16,640 320,986
Gitlab, Inc., Class A* 5,920 131,069
Guidewire Software, Inc.* 2,185 302,382
HubSpot, Inc.* 1,120 248,371
Hut 8 Corp.*(a) 3,520 266,746
I3 Verticals, Inc., Class A*(a) 1,120 25,256
Intapp, Inc.* 2,080 46,696
InterDigital, Inc.(a) 825 244,662
Intuit, Inc. 6,240 2,424,240
JFrog Ltd.* 5,555 257,974
Klaviyo, Inc., Class A*(a) 5,760 115,718
Life360, Inc.*(a) 2,880 124,099
LiveRamp Holdings, Inc.* 1,176 34,375
Manhattan Associates, Inc.* 2,720 375,061
MARA Holdings, Inc.*(a) 14,880 178,411
Microsoft Corp. 168,320 68,637,530
N-able, Inc.*(a) 2,880 14,918
nCino, Inc.*(a) 4,640 81,107
NCR Voyix Corp.*(a) 26,880 185,203
Nutanix, Inc., Class A* 6,560 268,238
Oracle Corp. 38,560 6,223,198
Pagaya Technologies Ltd., Class
A*(a) 4,125 57,296
PagerDuty, Inc.*(a) 320 2,128
Palantir Technologies, Inc., Class A* 49,760 6,922,114
Palo Alto Networks, Inc.* 17,920 3,213,414
PAR Technology Corp.*(a) 1,760 23,654
Investments Shares Value
Software
(continued)
Pegasystems, Inc.(a) 2,640 $ 96,492
Procore Technologies, Inc.* 3,840 217,267
Progress Software Corp.*(a) 480 13,368
PTC, Inc.* 2,400 327,120
Q2 Holdings, Inc.*(a) 3,707 188,130
Qualys, Inc.*(a) 1,517 131,873
Rapid7, Inc.*(a) 8,640 50,976
RingCentral, Inc., Class A(a) 16,160 649,955
Riot Platforms, Inc.*(a) 12,960 223,430
Roper Technologies, Inc. 2,560 908,314
Rubrik, Inc., Class A*(a) 6,080 323,335
SailPoint, Inc.*(a) 4,800 54,816
Salesforce, Inc. 20,480 3,615,334
Samsara, Inc., Class A*(a) 12,160 349,478
SentinelOne, Inc., Class A* 12,960 183,514
ServiceNow, Inc.* 24,000 2,119,440
ServiceTitan, Inc., Class A*(a) 2,240 133,190
SoundHound AI, Inc., Class A*(a) 10,560 84,058
Sprinklr, Inc., Class A* 7,040 34,637
SPS Commerce, Inc.* 1,760 98,771
Strategy, Inc., Class A*(a) 8,800 1,455,960
Synopsys, Inc.* 4,320 2,084,832
Tenable Holdings, Inc.* 6,080 127,011
Teradata Corp.*(a) 2,441 64,320
Terawulf, Inc.*(a) 11,785 256,088
Trimble, Inc.* 5,387 362,653
Tyler Technologies, Inc.* 960 327,494
UiPath, Inc., Class A*(a) 14,560 149,968
Unity Software, Inc.*(a) 4,640 122,589
Varonis Systems, Inc., Class B* 4,379 115,168
Vertex, Inc., Class A*(a) 1,440 17,813
Via Transportation, Inc., Class A*(a) 1,440 21,902
Workday, Inc., Class A*(a) 4,800 587,520
Workiva, Inc., Class A* 1,760 94,125
Yext, Inc.* 131 506
Zeta Global Holdings Corp., Class
A*(a) 7,200 132,624
Zoom Communications, Inc., Class
A* 6,880 668,392
Zscaler, Inc.* 2,310 301,871
127,564,000
Specialized REITs -
0.6%
American Tower Corp., REIT 10,400 1,900,184
Crown Castle, Inc., REIT(a) 9,760 866,493
CubeSmart, REIT 9,600 388,608
Digital Realty Trust, Inc., REIT 7,040 1,414,617
EPR Properties, REIT(a) 4,913 274,194
Equinix, Inc., REIT 2,240 2,425,539
Extra Space Storage, Inc., REIT 4,800 687,984
Four Corners Property Trust, Inc.,
REIT 2,240 57,277
Gaming and Leisure Properties, Inc.,
REIT 11,040 534,998
Iron Mountain, Inc., REIT 6,240 786,178

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 92
Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs
(continued)
Lamar Advertising Co., Class A,
REIT(a) 4,125 $ 568,590
National Storage Affiliates Trust,
REIT(a) 4,960 211,098
Outfront Media, Inc., REIT 6,941 214,130
Public Storage, REIT(a) 3,520 1,064,624
Rayonier, Inc., REIT 11,955 253,565
Safehold, Inc., REIT(a) 9,280 148,666
SBA Communications Corp., Class
A, REIT 2,560 566,272
VICI Properties, Inc., Class A, REIT 32,160 939,072
Weyerhaeuser Co., REIT(a) 16,640 408,013
13,710,102
Specialty Retail -
2.0%
Abercrombie & Fitch Co., Class A*(a) 9,280 792,048
Academy Sports & Outdoors, Inc.(a) 13,120 719,501
Advance Auto Parts, Inc.(a) 2,240 133,302
American Eagle Outfitters, Inc. 35,840 624,333
Asbury Automotive Group, Inc.*(a) 3,840 782,170
AutoNation, Inc.*(a) 5,760 1,223,309
AutoZone, Inc.* 380 1,407,531
Bath & Body Works, Inc. 42,560 827,366
Best Buy Co., Inc. 6,080 367,779
Boot Barn Holdings, Inc.*(a) 1,344 230,429
Burlington Stores, Inc.* 1,344 430,093
Camping World Holdings, Inc., Class
A(a) 320 2,621
CarMax, Inc.*(a) 27,360 1,075,522
Carvana Co., Class A*(a) 3,040 1,203,232
Chewy, Inc., Class A* 9,760 248,099
Dick's Sporting Goods, Inc.(a) 2,400 544,608
Five Below, Inc.* 2,310 544,375
Floor & Decor Holdings, Inc., Class
A*(a) 4,480 216,832
GameStop Corp., Class A*(a) 16,640 415,168
Gap, Inc. (The)(a) 47,040 1,156,714
Group 1 Automotive, Inc. 2,560 913,587
Home Depot, Inc. (The) 28,000 9,206,400
Lithia Motors, Inc., Class A(a) 4,800 1,392,576
Lowe's Cos., Inc. 15,520 3,706,021
Murphy USA, Inc. 840 493,920
National Vision Holdings, Inc.*(a) 6,446 149,676
O'Reilly Automotive, Inc.* 18,880 1,876,672
Penske Automotive Group, Inc.(a) 4,160 713,523
Petco Health & Wellness Co., Inc.,
Class A*(a) 11,040 31,354
Revolve Group, Inc., Class A* 1,650 41,993
RH*(a) 640 84,454
Ross Stores, Inc. 7,360 1,676,534
Sally Beauty Holdings, Inc.*(a) 16,800 238,224
Signet Jewelers Ltd.(a) 8,000 712,240
Sonic Automotive, Inc., Class A(a) 3,795 298,856
TJX Cos., Inc. (The) 24,640 3,862,320
Tractor Supply Co.(a) 12,160 426,816
Investments Shares Value
Specialty Retail
(continued)
Ulta Beauty, Inc.* 960 $ 515,981
Upbound Group, Inc.(a) 10,115 199,872
Urban Outfitters, Inc.*(a) 11,840 832,826
Valvoline, Inc.*(a) 7,631 253,578
Victoria's Secret & Co.*(a) 4,611 238,988
Warby Parker, Inc., Class A*(a) 7,750 171,430
Wayfair, Inc., Class A* 5,051 322,910
Williams-Sonoma, Inc. 2,880 521,885
41,827,668
Technology Hardware, Storage & Peripherals -
5.0%
Apple, Inc. 332,800 90,305,280
Corsair Gaming, Inc.* 9,600 65,184
Dell Technologies, Inc., Class C 8,320 1,738,464
Diebold Nixdorf, Inc.*(a) 2,720 208,923
Everpure, Inc., Class A* 8,262 590,320
GPGI, Inc., Class A(a) 6,400 98,752
Hewlett Packard Enterprise Co. 38,720 1,113,974
HP, Inc.(a) 26,560 554,042
IonQ, Inc.*(a) 9,920 447,591
NetApp, Inc.(a) 5,126 567,807
Quantum Computing, Inc.*(a) 4,480 40,410
Sandisk Corp.* 3,200 3,508,832
Seagate Technology Holdings plc(a) 4,960 3,341,254
Super Micro Computer, Inc.*(a) 14,560 398,944
Western Digital Corp.(a) 7,681 3,337,548
106,317,325
Textiles, Apparel & Luxury Goods -
0.3%
Capri Holdings Ltd.* 1,120 21,851
Carter's, Inc. 6,080 219,610
Columbia Sportswear Co.(a) 160 9,747
Crocs, Inc.*(a) 11,200 1,142,176
Deckers Outdoor Corp.* 6,400 654,080
Figs, Inc., Class A* 8,800 131,648
G-III Apparel Group Ltd. 10,087 314,614
Kontoor Brands, Inc.(a) 3,545 260,061
Levi Strauss & Co., Class A 2,400 53,472
Lululemon Athletica, Inc.* 2,720 374,544
NIKE, Inc., Class B 26,560 1,178,202
PVH Corp.(a) 10,080 921,715
Ralph Lauren Corp., Class A 1,760 631,207
Steven Madden Ltd.(a) 5,473 205,566
Tapestry, Inc. 5,126 743,475
Under Armour, Inc., Class A*(a) 10,880 68,435
Under Armour, Inc., Class C*(a) 160 971
VF Corp.(a) 12,800 242,304
Wolverine World Wide, Inc. 2,560 43,571
7,217,249
Tobacco -
0.5%
Altria Group, Inc. 46,560 3,382,584
Philip Morris International, Inc. 43,360 7,157,435
Universal Corp.(a) 4,883 261,631
10,801,650

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
93 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors -
0.5%
Applied Industrial Technologies, Inc. 1,980 $ 605,385
Boise Cascade Co. 2,240 177,565
Core & Main, Inc., Class A*(a) 5,951 299,752
Custom Truck One Source, Inc.*(a) 7,601 74,870
DNOW, Inc.* 14,080 189,939
DXP Enterprises, Inc.*(a) 1,120 191,240
Fastenal Co. 24,960 1,121,453
Ferguson Enterprises, Inc. 4,211 1,127,327
GATX Corp.(a) 1,920 376,166
Global Industrial Co. 336 11,125
Herc Holdings, Inc.(a) 6,560 832,595
McGrath RentCorp 1,280 141,504
MSC Industrial Direct Co., Inc., Class
A(a) 2,856 292,083
QXO, Inc.*(a) 26,880 539,481
Rush Enterprises, Inc., Class A(a) 12,000 888,360
Rush Enterprises, Inc., Class B 758 55,228
SiteOne Landscape Supply, Inc.* 1,600 201,680
United Rentals, Inc. 1,280 1,228,595
Watsco, Inc.(a) 640 280,218
WESCO International, Inc.(a) 2,309 806,118
Willis Lease Finance Corp. 320 62,128
WW Grainger, Inc. 1,014 1,177,609
Xometry, Inc., Class A*(a) 1,344 68,907
10,749,328
Water Utilities -
0.1%
American States Water Co.(a) 1,920 144,557
American Water Works Co., Inc.(a) 4,160 534,227
California Water Service Group 1,600 67,584
Essential Utilities, Inc. 12,800 488,960
H2O America(a) 3,040 170,818
Middlesex Water Co.(a) 42 2,137
1,408,283
Wireless Telecommunication Services -
0.2%
Gogo, Inc.*(a) 320 1,337
Telephone and Data Systems, Inc.(a) 20,160 908,410
T-Mobile US, Inc. 13,280 2,596,240
3,505,987
Total Common Stocks
(Cost $1,027,493,411) 2,101,438,731
Number of
Warrants
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring
8/3/2027, price 22.00 (Cost
$21,117)* 4,266 164,454
Investments
Number
of Rights Value
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Akero Therapeutics, Inc., CVR*‡ 2,876 —
Blueprint Medicines Corp., CVR,
expiring 12/31/2028*‡ 2,790 2,405
OmniAb, Inc., expiring 11/1/2027,
price 1.00*‡ 281 —
2,405
Health Care Equipment & Supplies - 0.0%(d)
ABIOMED, Inc., CVR*‡ 1,110 10
Hologic, Inc., CVR*‡ 4,611 —
10
Life Sciences Tools & Services - 0.0%
OmniAb, Inc., expiring 11/1/2027,
price 1.00*‡(a) 281 —
Paper & Forest Products - 0.0%
Resolute Forest Products, Inc.,
CVR*‡ 6,734 —
Total Rights
(Cost $1,132) 2,415
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 11.1%(e)
CERTIFICATES OF DEPOSIT - 1.8%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.94%,
5/29/2026(f) $ 2,000,000 $ 2,000,000
(SOFR + 0.35%), 3.98%,
11/18/2026(f) 1,000,000 1,000,369
(SOFR + 0.42%), 4.05%,
4/16/2027(f) 2,000,000 2,000,762
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.97%,
7/1/2026(f) 4,000,000 3,999,958
(SOFR + 0.30%), 3.93%,
1/21/2027(f) 1,000,000 999,997
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.90%,
6/5/2026(f) 2,000,000 2,000,000
KBC Bank NV, New York
3.99%, 6/22/2026 2,000,000 2,000,000
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(f) 1,000,000 1,000,000
(SOFR + 0.25%), 3.89%,
5/27/2026(f) 1,000,000 1,000,000
(SOFR + 0.35%), 3.99%,
9/24/2026(f) 2,000,000 2,000,728
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.94%,
9/24/2026(f) 2,000,000 2,000,484
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.22%), 3.86%,
8/31/2026(f) 3,000,000 2,999,999

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 94
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Royal Bank of Canada, New York
(SOFR + 0.35%), 3.98%,
11/12/2026(f) $ 2,000,000 $ 2,000,830
(SOFR + 0.30%), 3.93%,
1/22/2027(f) 1,000,000 999,992
Standard Chartered, New York
(SOFR + 0.35%), 3.98%,
9/18/2026(f) 2,000,000 2,000,538
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.21%), 3.84%,
7/23/2026(f) 2,000,000 1,999,948
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 6/24/2026 2,000,000 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.00%,
5/8/2026(f) 3,000,000 3,000,000
(SOFR + 0.31%), 3.95%,
10/9/2026(f) 2,000,000 2,000,584
Total Certificates of Deposit
(Cost $37,000,000) 37,004,189
COMMERCIAL PAPER - 0.2%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.93%,
10/15/2026(f) (Cost $3,000,000) 3,000,000 3,000,405
REPURCHASE AGREEMENTS - 9.1%
BofA Securities, Inc.
4.09%, dated 4/30/2026, due
7/31/2026, repurchase price
$6,062,713, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 3.88%, maturing
4/15/2027 - 11/15/2043; total
market value $6,118,453 6,000,000 6,000,000
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$26,078,043, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $303,134,863 26,075,428 26,075,428
Citigroup Global Markets, Inc.
3.63%, dated 4/30/2026, due
5/1/2026, repurchase price
$20,002,017, collateralized by
various U.S. Treasury Securities,
ranging from 3.13% - 3.75%,
maturing 5/15/2028 - 2/15/2029;
total market value $20,107,919 20,000,000 20,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
MetLife, Inc.
3.64%, dated 4/30/2026, due
5/1/2026, repurchase price
$20,002,022, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.25%,
maturing 11/15/2034 - 8/15/2046;
total market value $20,354,658 $ 20,000,000 $ 20,000,000
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$75,007,875, collateralized by
various Common Stocks; total
market value $85,631,226 75,000,000 75,000,000
TD Securities (USA) LLC
3.94%, dated 4/30/2026, due
6/4/2026, repurchase price
$10,038,306, collateralized by
various Common Stocks; total
market value $11,105,189 10,000,000 10,000,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$36,003,770, collateralized by
various Common Stocks; total
market value $40,527,209 36,000,000 36,000,000
Total Repurchase Agreements
(Cost $193,075,428) 193,075,428
Total Securities Lending Reinvestments
(Cost $233,075,428) 233,080,022
Total Investments - 110.5%
(Cost $1,260,591,088) 2,334,685,622
Liabilities in excess of other assets - (10.5%) (220,950,179)
NET ASSETS - 100.0% $2,113,735,443
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $293,011,674, collateralized in the
form of cash with a value of $233,075,428 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $20,881,306 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity
dates ranging from May 13, 2026 – May 25, 2072 and
$41,410,052 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 12, 2026 –
February 15, 2056; a total value of $295,366,786.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar US Market Factor Tilt Index Fund (cont.)
95 FLEXSHARES SEMIANNUAL REPORT
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $233,080,022.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
Percentages shown are based on Net Assets.
Abbreviations
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,101,288,066
Aggregate gross unrealized depreciation (22,013,313)
Net unrealized appreciation $ 1,079,274,753
Federal income tax cost $ 1,256,106,807
Investment in a company which was affiliated for the period ended April 30, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
April 30, 2026
Value
April 30, 2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Gain
Northern Trust
Corp. $ 714,118 $ 86,017 $ 93,411 5,440 $ 904,890 $ 182,113 $ 8,939 $ 16,053
Futures Contracts
FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
Russell 2000 E-Mini Index 9 06/18/2026 USD $ 1,263,510 $ 67,837
S&P 500 E-Mini Index 19 06/18/2026 USD 6,881,563 461,172
S&P Midcap 400 E-Mini Index 10 06/18/2026 USD 3,651,200 166,929
$ 695,938
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99.4%
Warrants 0.0
†
Rights 0.0
†
Securities Lending Reinvestments 11.1
Others
(1)
(10.5)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 96
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
97 .6%
Aerospace & Defense -
1 .4%
Airbus SE 7,136 $ 1,463,900
Austal Ltd.* 2,573 7,621
Babcock International Group plc 8,092 121,339
BAE Systems plc 35,872 995,610
Bet Shemesh Engines Holdings 1997
Ltd.*(a) 352 85,969
Bombardier, Inc., Class B*(a) 1,184 251,083
CAE, Inc.*(a) 4,476 116,742
Chemring Group plc 6,231 44,198
Cirrus Aircraft Ltd. 3,100 15,085
Dassault Aviation SA 320 111,412
Elbit Systems Ltd. 288 238,388
Exosens SAS 279 21,224
Hensoldt AG 825 74,634
INVISIO AB 32 920
Kongsberg Gruppen ASA 5,558 185,215
Leonardo SpA 4,832 300,527
LISI SA 880 64,208
MDA Space Ltd.*(a) 3,038 92,718
Melrose Industries plc 18,185 118,982
Montana Aerospace AG*(a)(b) 1,326 34,759
MTU Aero Engines AG 672 229,629
QinetiQ Group plc 6,805 41,094
Rheinmetall AG 512 814,296
Rolls-Royce Holdings plc 97,600 1,567,613
Saab AB, Class B 3,776 228,554
Safran SA 4,160 1,332,209
Singapore Technologies Engineering
Ltd. 18,400 154,880
Thales SA 1,184 324,862
TKMS AG & Co. KGaA* 800 81,550
9,119,221
Air Freight & Logistics -
0 .5%
AZ-COM MARUWA Holdings, Inc.(a) 3,100 17,686
Deutsche Post AG 20,416 1,206,550
DSV A/S(a) 2,240 548,035
Freightways Group Ltd. 7,410 55,187
Hamakyorex Co. Ltd. 19,200 210,740
ID Logistics Group SACA* 81 34,301
InPost SA* 3,608 64,417
KLN Logistics Group Ltd. 30,000 25,658
Konoike Transport Co. Ltd.(a) 9,600 173,493
Logista Integral SA 2,344 91,508
Mainfreight Ltd. 1,312 45,574
Nippon Express Holdings, Inc. 4,800 125,617
Oesterreichische Post AG 136 5,113
Sankyu, Inc.(a) 1,333 71,879
SBS Holdings, Inc.(a) 6,400 169,491
Senko Group Holdings Co. Ltd. 3,100 36,508
SG Holdings Co. Ltd.(a) 12,800 119,419
Investments Shares Value
Air Freight & Logistics
(continued)
Yamato Holdings Co. Ltd.(a) 600 $ 6,756
3,007,932
Automobile Components -
1 .7%
Aisan Industry Co. Ltd.(a) 12,800 142,045
Aisin Corp. 12,800 203,266
ARB Corp. Ltd.(a) 4,317 57,729
Brembo NV(a) 55,904 524,626
Bridgestone Corp.(a) 25,600 533,384
CIE Automotive SA(a) 14,912 507,283
Cie Generale des Etablissements
Michelin SCA 12,672 458,433
Continental AG 1,408 106,003
Denso Corp. 35,200 422,858
Dometic Group AB*(c) 111,040 374,458
Eagle Industry Co. Ltd. 1,600 28,722
Exedy Corp. 9,600 374,308
FCC Co. Ltd. 12,800 272,818
Forvia SE* 56,832 664,534
Gestamp Automocion SA(a)(b) 34,176 129,291
GS Yuasa Corp. 3,100 124,965
Hella GmbH & Co. KGaA 328 27,664
Johnson Electric Holdings Ltd. 16,000 42,687
Koito Manufacturing Co. Ltd. 3,100 50,307
KYB Corp. 12,800 366,753
Linamar Corp. 14,688 980,819
Magna International, Inc. 4,384 278,449
Musashi Seimitsu Industry Co. Ltd.(a) 3,200 87,706
NHK Spring Co. Ltd.(a) 6,200 113,472
Nifco, Inc. 2,400 70,665
Nishikawa Rubber Co. Ltd.(a) 3,200 65,142
Niterra Co. Ltd.(a) 3,200 171,757
NOK Corp. 4,100 73,298
Opmobility 18,048 303,595
Pirelli & C SpA(b) 3,854 26,448
Schaeffler AG 9,942 94,233
Seiren Co. Ltd. 19,200 389,011
Stanley Electric Co. Ltd. 3,400 66,240
Sumitomo Electric Industries Ltd. 9,600 624,256
Sumitomo Rubber Industries Ltd.(a) 3,800 48,972
Tokai Rika Co. Ltd. 16,000 295,179
Topre Corp.(a) 16,000 242,902
Toyo Tire Corp. 4,500 109,725
Toyoda Gosei Co. Ltd. 2,000 59,054
Toyota Boshoku Corp.(a) 2,700 38,044
TS Tech Co. Ltd. 6,400 69,981
Valeo SE 75,744 947,601
Yokohama Rubber Co. Ltd. (The) 3,800 152,698
10,721,381
Automobiles -
1 .6%
Bayerische Motoren Werke AG 5,280 482,613
Bayerische Motoren Werke AG
(Preference) 1,760 160,314

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
97 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Automobiles
(continued)
Dr Ing hc F Porsche AG (Preference)
(b) 1,265 $ 61,211
Ferrari NV 1,472 506,536
Honda Motor Co. Ltd.(a) 86,400 698,290
Isuzu Motors Ltd. 12,800 175,290
Mazda Motor Corp. 19,200 123,932
Mercedes-Benz Group AG 13,568 789,192
Nissan Motor Co. Ltd.*(a) 60,800 138,124
Nissan Shatai Co. Ltd.(a) 3,000 17,268
Porsche Automobil Holding SE
(Preference) 4,576 166,297
Renault SA 2,976 103,927
Stellantis NV* 36,416 265,235
Subaru Corp.(a) 9,600 143,934
Suzuki Motor Corp. 38,400 428,464
Toyota Motor Corp. 236,800 4,568,115
Trigano SA 2,784 510,440
Volkswagen AG (Preference) 4,736 479,001
Volvo Car AB, Class B* 26,868 63,279
Yamaha Motor Co. Ltd.(a) 16,000 112,926
9,994,388
Banks -
14 .5%
77 Bank Ltd. (The) 4,500 86,838
ABN AMRO Bank NV, CVA(b) 9,984 346,550
AIB Group plc 46,688 536,611
Aichi Financial Group, Inc.(a) 16,000 151,929
Aktia Bank OYJ(a) 17,728 226,259
AL Sydbank 1,792 152,613
Alandsbanken Abp, Class B(a) 1,331 74,944
Alior Bank SA 2,640 90,015
AMCO - Asset Management Co.
SpA*‡(a) 239 213
ANZ Group Holdings Ltd. 33,632 886,187
Aozora Bank Ltd.(a) 3,100 49,822
Awa Bank Ltd. (The) 12,800 517,865
Banca Monte dei Paschi di Siena
SpA(a) 46,530 494,076
Banco Bilbao Vizcaya Argentaria SA 119,616 2,639,336
Banco BPM SpA 25,143 365,283
Banco Comercial Portugues SA,
Class R 189,546 202,113
Banco de Sabadell SA 98,336 380,434
Banco Santander SA 307,936 3,749,509
Bank Hapoalim BM 26,656 713,409
Bank Leumi Le-Israel BM 32,896 831,050
Bank Millennium SA* 17,360 85,379
Bank of East Asia Ltd. (The) 25,413 44,379
Bank of Ireland Group plc 18,112 355,663
Bank of Montreal 14,848 2,256,381
Bank of Nagoya Ltd. (The) 17,700 655,116
Bank of Nova Scotia (The) 26,496 2,057,231
Bank of Queensland Ltd.(a) 27,264 131,526
Bank Polska Kasa Opieki SA 3,872 241,427
Bankinter SA 12,060 200,392
Investments Shares Value
Banks
(continued)
Banque Cantonale de Geneve 5,440 $ 249,028
Banque Cantonale Vaudoise
(Registered)(a) 410 64,589
Barclays plc 297,408 1,743,631
BAWAG Group AG(b) 1,775 303,371
Bendigo & Adelaide Bank Ltd.(a) 7,372 56,658
BNP Paribas SA 21,504 2,250,851
BNPP Bank Polska SA 496 20,226
BPER Banca SpA(a) 39,729 584,136
CaixaBank SA(a) 70,528 896,824
Canadian Imperial Bank of
Commerce 11,776 1,311,357
Chiba Bank Ltd. (The) 14,200 196,999
Chugin Financial Group, Inc. 2,600 48,564
Commerzbank AG 17,632 728,256
Commonwealth Bank of Australia(a) 20,224 2,525,024
Credit Agricole SA 25,280 492,120
Credito Emiliano SpA 31 548
Dah Sing Banking Group Ltd. 140,800 225,568
Dah Sing Financial Holdings Ltd. 64,000 336,758
Daishi Hokuetsu Financial Group,
Inc. 9,300 116,202
Danske Bank A/S 14,336 736,593
DBS Group Holdings Ltd. 25,661 1,178,728
DNB Bank ASA 15,872 478,757
EQB, Inc.(a) 11,072 1,002,833
Erste Bank Polska SA 864 146,642
Erste Group Bank AG 5,760 636,488
FIBI Holdings Ltd.(a) 533 55,229
FinecoBank Banca Fineco SpA 7,168 177,250
First International Bank of Israel Ltd.
(The) 1,144 95,522
Fukuoka Financial Group, Inc. 2,800 114,480
Graubuendner Kantonalbank 7 21,214
Gunma Bank Ltd. (The) 8,400 115,758
Hachijuni Nagano Bank Ltd. 10,200 138,089
Hirogin Holdings, Inc. 9,200 108,582
Hokuhoku Financial Group, Inc.(a) 3,100 117,725
HSBC Holdings plc 358,272 6,567,443
Hyakugo Bank Ltd. (The) 12,400 140,455
Hyakujushi Bank Ltd. (The)(a) 38,400 582,230
ING Bank Slaski SA 532 57,489
ING Groep NV 62,368 1,811,095
Intesa Sanpaolo SpA 312,416 2,116,420
Israel Discount Bank Ltd., Class A 23,314 259,189
Iyogin Holdings, Inc. 6,200 119,407
Japan Post Bank Co. Ltd. 35,200 604,019
Judo Capital Holdings Ltd.* 32,064 32,850
Juroku Financial Group, Inc.(a) 64,000 840,918
Jyske Bank A/S (Registered) 1,155 160,646
KBC Ancora 803 73,190
KBC Group NV 4,896 650,423
Keiyo Bank Ltd. (The) 44,800 620,662
Kiyo Bank Ltd. (The)(a) 22,400 594,646
Kyoto Financial Group, Inc. 3,100 85,776
Kyushu Financial Group, Inc.(a) 16,000 130,487

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 98
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Liechtensteinische Landesbank AG 192 $ 23,593
Lion Finance Group plc 1,152 172,820
Lloyds Banking Group plc 1,186,240 1,606,925
Luzerner Kantonalbank AG
(Registered) 304 40,038
mBank SA* 93 29,250
Mebuki Financial Group, Inc. 26,410 218,840
Mitsubishi UFJ Financial Group, Inc. 137,600 2,473,560
Mizrahi Tefahot Bank Ltd. 2,545 200,003
Mizuho Financial Group, Inc. 51,200 2,196,269
Musashino Bank Ltd. (The)(a) 38,400 584,681
Nanto Bank Ltd. (The) 55,500 526,649
National Australia Bank Ltd. 35,104 1,006,492
National Bank of Canada 4,495 677,140
NatWest Group plc 151,360 1,203,613
Nishi-Nippon Financial Holdings, Inc. 3,800 95,615
Nordea Bank Abp 63,808 1,186,930
Norion Bank AB* 11,242 63,914
North Pacific Bank Ltd.(a) 118,400 749,515
Oberbank AG 775 74,184
Ogaki Kyoritsu Bank Ltd. (The)(a) 12,800 574,225
Oversea-Chinese Banking Corp. Ltd. 67,200 1,155,573
Permanent TSB Group Holdings plc 21,545 73,546
Powszechna Kasa Oszczednosci
Bank Polski SA 17,056 444,751
Raiffeisen Bank International AG 3,451 187,836
Rakuten Bank Ltd.* 400 16,094
Resona Holdings, Inc. 28,800 356,267
Ringkjoebing Landbobank A/S 492 122,882
Royal Bank of Canada 16,761 3,008,508
San-In Godo Bank Ltd. (The)(a) 57,600 688,458
Senshu Ikeda Holdings, Inc.(a) 83,200 490,583
Seven Bank Ltd.(a) 6,200 10,457
Shizuoka Financial Group, Inc. 11,600 203,641
Skandinaviska Enskilda Banken AB,
Class A 28,032 548,860
Skandinaviska Enskilda Banken AB,
Class C(a) 684 13,736
Societe Generale SA 13,568 1,089,287
SpareBank 1 Nord Norge 36,448 614,898
Sparebank 1 Oestlandet 1,329 29,073
SpareBank 1 SMN 3,103 68,981
SpareBank 1 Sor-Norge ASA 4,950 106,422
Sparebanken Norge 5,952 128,732
St Galler Kantonalbank AG
(Registered) 41 33,710
Standard Chartered plc 39,232 993,066
Sumitomo Mitsui Financial Group,
Inc. 80,000 2,813,950
Sumitomo Mitsui Trust Group, Inc. 16,000 528,688
Suruga Bank Ltd.(a) 6,200 91,553
Svenska Handelsbanken AB, Class A 32,896 464,183
Svenska Handelsbanken AB, Class
B(a) 31 745
Swedbank AB, Class A 18,816 658,323
Investments Shares Value
Banks
(continued)
TBC Bank Group plc 18,432 $ 1,214,747
Tokyo Kiraboshi Financial Group,
Inc.(a) 9,600 714,310
TOMONY Holdings, Inc.(a) 60,800 342,983
Toronto-Dominion Bank (The) 35,360 3,801,505
Unicaja Banco SA(b) 38,528 124,829
UniCredit SpA 31,936 2,458,291
United Overseas Bank Ltd. 28,800 817,494
Valiant Holding AG (Registered) 5,664 1,315,239
Walliser Kantonalbank (Registered) 186 36,627
Westpac Banking Corp.(a) 38,816 1,074,410
Yamaguchi Financial Group, Inc. 4,100 70,302
Yokohama Financial Group, Inc. 19,200 181,947
92,044,238
Beverages -
0 .6%
Anheuser-Busch InBev SA/NV 11,296 853,350
Asahi Group Holdings Ltd. 32,000 316,110
Budweiser Brewing Co. APAC Ltd.
(a)(b) 1,400 1,371
Carlsberg A/S, Class B 1,088 147,262
Coca-Cola Europacific Partners plc 2,539 240,113
Coca-Cola HBC AG 3,127 181,862
Davide Campari-Milano NV(a) 434 3,207
Diageo plc 23,456 468,855
Fevertree Drinks plc 2,201 24,300
Heineken Holding NV 3,360 238,063
Heineken NV(a) 3,584 278,067
Ito En Ltd.(a) 800 14,746
Kirin Holdings Co. Ltd.(a) 22,400 354,429
Pernod Ricard SA(a) 1,600 117,943
Remy Cointreau SA(a) 2,208 103,552
Royal Unibrew A/S 1,952 130,479
Sapporo Holdings Ltd.(a) 4,000 44,925
Suntory Beverage & Food Ltd.(a) 1,800 51,678
Takara Holdings, Inc.(a) 6,400 72,289
Treasury Wine Estates Ltd.(a) 35,584 110,775
3,753,376
Biotechnology -
0 .4%
Abivax SA*(a) 576 65,169
Argenx SE* 736 576,728
Bavarian Nordic A/S* 2,688 78,993
BioArctic AB, Class B*(a)(b) 2,108 73,776
BioGaia AB, Class B 3,846 49,343
BioNTech SE, ADR* 1,024 105,933
BoneSupport Holding AB*(a)(b) 3,520 83,930
CSL Ltd. 5,184 463,532
Galapagos NV*(a) 1,023 28,969
Genmab A/S* 672 178,283
Genus plc 1,891 60,231
GNI Group Ltd.* 3,200 59,628
Grifols SA(a) 5,301 55,716
Grifols SA (Preference), Class B 5,301 43,839
Kuros Biosciences AG (Registered)* 640 16,596
Mesoblast Ltd.*(a) 22,320 34,019
PeptiDream, Inc.*(a) 8,900 65,371

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
99 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Pharma Mar SA 217 $ 24,437
Swedish Orphan Biovitrum AB* 2,455 113,517
Telix Pharmaceuticals Ltd.*(a) 4,018 43,331
Vitrolife AB(a) 880 9,959
Zealand Pharma A/S, Class A*(a) 896 42,113
2,273,413
Broadline Retail -
0 .7%
Aeon Kyushu Co. Ltd.(a) 3,200 57,075
Allegro.eu SA*(b) 3,224 26,423
ASKUL Corp.(a) 3,100 23,185
B&M European Value Retail plc 356,288 810,454
Canadian Tire Corp. Ltd., Class A(a) 800 111,034
Dollarama, Inc. 3,232 412,222
Europris ASA(b) 7,750 78,811
Harvey Norman Holdings Ltd.(a) 5,586 18,072
Isetan Mitsukoshi Holdings Ltd.(a) 5,000 94,732
Izumi Co. Ltd. 48,000 290,686
J Front Retailing Co. Ltd.(a) 4,100 59,797
Next plc 1,600 281,445
Pan Pacific International Holdings
Corp. 32,000 181,620
Prosus NV 13,824 666,001
Puuilo OYJ 2,622 39,985
Rakuten Group, Inc.* 16,000 77,516
Ryohin Keikaku Co. Ltd. 6,400 147,722
Seria Co. Ltd. 1,000 21,601
Takashimaya Co. Ltd.(a) 8,600 102,242
Wesfarmers Ltd. 12,736 667,696
4,168,319
Building Products -
0 .6%
AGC, Inc. 4,100 146,230
Assa Abloy AB, Class B(a) 12,544 476,439
Belimo Holding AG (Registered) 126 114,875
Bunka Shutter Co. Ltd.(a) 16,000 188,890
Carel Industries SpA(b) 961 29,310
Cie de Saint-Gobain SA 9,952 906,384
Daikin Industries Ltd. 3,500 490,587
dormakaba Holding AG 620 41,146
Fletcher Building Ltd.* 651 1,069
Geberit AG (Registered) 384 258,864
Genuit Group plc 10,695 37,320
Inrom Construction Industries Ltd.(a) 5,859 54,776
Inwido AB(a) 19,552 296,495
Kingspan Group plc(a) 1,664 153,521
Lindab International AB(a) 3,472 56,967
Munters Group AB(a)(b) 2,720 58,828
Nibe Industrier AB, Class B(a) 16,399 73,240
Reliance Worldwide Corp. Ltd.(a) 13,860 32,385
ROCKWOOL A/S, Class A 880 26,966
ROCKWOOL A/S, Class B(a) 1,796 52,188
Sanwa Holdings Corp.(a) 3,400 77,436
Systemair AB 4,018 30,835
Takara Standard Co. Ltd. 16,000 302,632
Investments Shares Value
Building Products
(continued)
TOTO Ltd. 3,000 $ 103,858
Volution Group plc 3,838 32,022
4,043,263
Capital Markets -
3 .1%
3i Group plc 20,064 698,503
Aberdeen Group plc 60,704 171,657
AJ Bell plc 2,263 15,990
Allfunds Group plc 31 317
Amundi SA(b) 1,273 122,749
Anima Holding SpA(b) 14,400 112,500
Antin Infrastructure Partners SA 31 385
Ashmore Group plc 31 87
ASX Ltd.(a) 754 32,959
Avanza Bank Holding AB(a) 2,464 88,233
Azimut Holding SpA 2,537 107,435
Banca Generali SpA 1,209 79,066
Brederode SA(a) 285 34,435
Bridgepoint Group plc(b) 18,662 63,448
Brookfield Asset Management Ltd.,
Class A(a) 4,352 208,663
Brookfield Corp., Class A 22,416 1,010,375
Bure Equity AB 968 27,935
Cie Financiere Tradition SA 31 11,654
CVC Capital Partners plc(a)(b) 5,184 78,750
Daiwa Securities Group, Inc. 32,000 299,671
Deutsche Bank AG (Registered) 37,952 1,179,769
Deutsche Boerse AG 2,304 707,028
EFG International AG 1,680 36,090
EQT AB(a) 8,160 261,596
Euronext NV(b) 1,178 197,467
Fairfax India Holdings Corp.*(a)(b) 3,689 64,963
flatexDEGIRO SE 2,128 76,086
Gimv NV(a) 8,352 470,271
GoFintech Quantum Innovation
Ltd.*(a) 192,000 179,408
HMC Capital Ltd.(a) 89,120 159,541
Hong Kong Exchanges & Clearing
Ltd. 14,558 766,391
HUB24 Ltd.(a) 1,023 61,288
ICG plc 4,032 99,442
iFAST Corp. Ltd. 10,000 68,549
IG Group Holdings plc 6,732 137,491
IGM Financial, Inc.(a) 2,200 122,405
IntegraFin Holdings plc(b) 9,734 43,120
Integral Corp.(a) 3,100 72,502
Investec plc 14,014 119,780
JAFCO Group Co. Ltd.(a) 16,000 220,133
Japan Exchange Group, Inc. 12,800 152,215
JTC plc(b) 5,294 94,382
Julius Baer Group Ltd. 3,648 299,005
London Stock Exchange Group plc 5,056 656,118
Macquarie Group Ltd. 3,904 659,818
Magellan Financial Group Ltd.(a) 14,144 103,722
Man Group plc 441,344 1,529,287
Monex Group, Inc.(a) 12,300 52,746

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 100
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Nihon M&A Center Holdings, Inc.(a) 2,900 $ 12,112
Nomura Holdings, Inc. 60,800 487,510
Nordnet AB publ(a) 2,420 79,255
Okasan Securities Group, Inc.(a) 70,400 406,124
Onex Corp.(a) 684 57,515
Partners Group Holding AG(a) 224 242,890
Perpetual Ltd.(a) 43,936 523,410
Pinnacle Investment Management
Group Ltd.(a) 736 7,842
Plus500 Ltd. 2,816 172,117
Quilter plc(b) 52,096 130,892
Rathbones Group plc(a) 23,296 624,252
Ratos AB, Class B 67,744 239,142
SBI Holdings, Inc. 12,800 258,034
Schroders plc 17,024 134,172
Singapore Exchange Ltd. 12,300 209,579
Sprott, Inc. 416 54,223
St James's Place plc 8,800 145,707
Swissquote Group Holding SA
(Registered) 160 80,772
Tamburi Investment Partners SpA(a) 2,546 25,177
Tel Aviv Stock Exchange Ltd. 2,176 109,605
TMX Group Ltd. 3,520 143,272
Tokai Tokyo Financial Holdings, Inc.
(a) 89,600 402,530
TP ICAP Group plc 282,016 1,211,734
UBS Group AG (Registered) 37,280 1,644,601
UOB-Kay Hian Holdings Ltd. 74,867 239,259
Van Lanschot Kempen NV, CVA 832 63,634
Vontobel Holding AG (Registered) 339 28,696
VZ Holding AG 285 55,539
XTB SA(b) 2,360 66,325
Yangzijiang Financial Holding Ltd.* 256,000 52,263
19,663,608
Chemicals -
3 .4%
ADEKA Corp. 2,300 57,652
Aica Kogyo Co. Ltd.(a) 1,500 33,636
Air Liquide SA 6,624 1,422,583
Air Water, Inc.(a) 900 12,741
Akzo Nobel NV(a) 2,368 138,556
Arkema SA 1,101 80,075
Artience Co. Ltd. 12,800 319,377
Asahi Kasei Corp. 22,400 219,419
BASF SE 17,376 1,115,761
Borregaard ASA 1,692 27,719
C Uyemura & Co. Ltd. 600 89,748
Chugoku Marine Paints Ltd. 3,200 64,835
Clariant AG (Registered)(a) 84,384 868,064
Croda International plc 3,328 128,839
Daicel Corp. 8,900 69,971
Denka Co. Ltd. 28,800 753,518
DIC Corp. 2,899 66,303
DSM-Firmenich AG 2,080 155,083
Dyno Nobel Ltd.(a) 14,043 33,015
Investments Shares Value
Chemicals
(continued)
Elkem ASA(b) 25,451 $ 74,143
EMS-Chemie Holding AG
(Registered)(a) 130 110,543
Evonik Industries AG 3,467 71,904
FUCHS SE 711 27,231
FUCHS SE (Preference) 1,182 55,711
Fujimi, Inc. 3,100 63,600
Fuso Chemical Co. Ltd.(a) 3,300 68,651
Givaudan SA (Registered) 96 341,871
Hexpol AB(a) 5,784 46,981
ICL Group Ltd. 3,776 20,260
Israel Corp. Ltd.(a) 104 29,617
Johnson Matthey plc 5,728 161,741
K+S AG (Registered) 5,280 98,852
Kaneka Corp. 19,200 599,996
Kansai Paint Co. Ltd. 3,800 56,804
Kemira OYJ 2,992 61,947
Keppel Infrastructure Trust 153,600 65,128
Kuraray Co. Ltd. 8,000 83,928
LANXESS AG 930 19,811
Lintec Corp. 16,000 513,577
Methanex Corp.(a) 25,888 1,690,490
Mitsubishi Chemical Group Corp. 22,400 130,322
Mitsubishi Gas Chemical Co., Inc.(a) 6,400 179,701
Mitsui Chemicals, Inc. 9,200 111,254
Nihon Parkerizing Co. Ltd.(a) 48,000 442,921
Nippon Kayaku Co. Ltd.(a) 60,800 670,253
Nippon Paint Holdings Co. Ltd.(a) 19,200 121,212
Nippon Sanso Holdings Corp. 2,800 98,989
Nippon Shokubai Co. Ltd.(a) 51,200 704,917
Nippon Soda Co. Ltd. 19,278 447,181
Nissan Chemical Corp.(a) 2,900 125,379
Nitto Denko Corp. 9,000 172,155
NOF Corp. 3,600 73,744
Novonesis Novozymes B, Class B 4,353 267,121
Nutrien Ltd. 9,376 711,242
Orica Ltd. 4,446 67,157
Osaka Soda Co. Ltd.(a) 3,100 37,013
Palram Industries 1990 Ltd.(a) 1,147 19,862
Resonac Holdings Corp.(a) 3,700 335,634
Sakata INX Corp.(a) 12,800 190,646
Shin-Etsu Chemical Co. Ltd. 22,400 1,035,770
Shin-Etsu Polymer Co. Ltd. 800 10,859
Sika AG (Registered) 1,600 293,997
SK Kaken Co. Ltd. 3,200 214,620
SOL SpA 1,085 73,311
Solvay SA(a) 28,992 948,853
Sumitomo Chemical Co. Ltd.(a) 41,600 135,282
Syensqo SA(a) 611 40,388
Symrise AG, Class A 1,280 112,973
T Hasegawa Co. Ltd. 900 16,644
Takasago International Corp.(a) 35,200 263,262
Teijin Ltd. 76,800 771,651
Toagosei Co. Ltd.(a) 35,200 382,426
Tokai Carbon Co. Ltd.(a) 73,600 525,563
Tokuyama Corp.(a) 25,600 653,130

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
101 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Tokyo Ohka Kogyo Co. Ltd. 2,100 $ 121,761
Toray Industries, Inc. 38,400 274,697
Tosoh Corp. 7,000 107,789
UBE Corp.(a) 35,200 531,577
Umicore SA 6,752 136,073
Wacker Chemie AG 896 98,431
Yara International ASA 2,656 153,891
Zeon Corp.(a) 3,600 41,926
21,771,258
Commercial Services & Supplies -
1 .0%
ALSOK Co. Ltd.(a) 6,200 46,983
Befesa SA(a)(b) 14,624 560,958
Bilfinger SE 928 106,791
Boyd Group, Inc. 544 67,110
Brambles Ltd. 18,656 303,530
Bravida Holding AB(b) 60,544 624,293
Cleanaway Waste Management Ltd.
(a) 35,432 56,552
Dai Nippon Printing Co. Ltd. 9,600 181,824
Daiseki Co. Ltd.(a) 1,499 40,320
DO & CO AG 369 74,884
Downer EDI Ltd. 3,616 19,264
Element Fleet Management Corp. 6,016 143,339
Elis SA(a) 4,152 127,899
GFL Environmental, Inc. 2,080 83,286
ISS A/S 2,508 91,972
Loomis AB, Class B 984 45,499
Matsuda Sangyo Co. Ltd.(a) 6,400 271,185
Mitie Group plc 53,600 126,586
Mitsubishi Pencil Co. Ltd. 1,800 26,810
Okamura Corp. 25,600 408,737
Pilot Corp.(a) 16,000 489,072
Prosegur Cia de Seguridad SA 30,620 96,801
RB Global, Inc.(a) 2,208 230,225
Rentokil Initial plc 19,488 130,738
Secom Co. Ltd. 5,400 197,798
Securitas AB, Class B(a) 9,499 158,216
Serco Group plc 44,320 169,471
Societe BIC SA 8,864 608,278
SPIE SA 2,368 136,945
TOPPAN Holdings, Inc. 3,800 112,760
Veridis Environment Ltd.* 31 464
Waste Connections, Inc. 2,688 441,898
6,180,488
Communications Equipment -
0 .2%
Nokia OYJ 53,568 666,396
Telefonaktiebolaget LM Ericsson,
Class A 306 3,592
Telefonaktiebolaget LM Ericsson,
Class B 51,456 602,607
VTech Holdings Ltd.(a) 12,800 98,528
1,371,123
Investments Shares Value
Construction & Engineering -
2 .5%
Ackermans & van Haaren NV 384 $ 126,216
ACS Actividades de Construccion y
Servicios SA 3,106 446,692
AF Gruppen ASA 837 16,034
Ashtrom Group Ltd.(a) 238 5,885
AtkinsRealis Group, Inc.(a) 2,068 142,410
Balfour Beatty plc 12,224 135,542
Bouygues SA 3,488 205,726
Budimex SA 93 16,861
Burkhalter Holding AG 31 7,341
Cadeler A/S* 89,568 616,210
Chiyoda Corp.*(a) 54,400 350,968
Chudenko Corp. 11,100 337,523
COMSYS Holdings Corp. 3,100 111,711
Deme Group NV 272 61,899
Eiffage SA 1,280 205,706
Elco Ltd.(a) 4,032 196,400
Elecnor SA 2,201 97,724
Electra Ltd. 1,520 50,051
EXEO Group, Inc. 3,100 56,855
Ferrovial SE 5,800 397,608
Gold Finance Holdings Ltd.*‡ 89,827 —
Hazama Ando Corp.(a) 54,400 660,972
HOCHTIEF AG 320 171,622
INFRONEER Holdings, Inc.(a) 4,100 55,768
JGC Holdings Corp. 6,800 103,407
Kajima Corp. 6,400 249,825
Keller Group plc 25,120 763,243
Kinden Corp. 2,300 123,025
Koninklijke BAM Groep NV 95,296 1,044,649
Koninklijke Heijmans N.V, CVA 8,416 849,519
Kraftia Corp. 2,000 123,468
Kumagai Gumi Co. Ltd.(a) 9,600 92,076
Kvutzat Acro Ltd.*(a) 2,108 33,711
Maire SpA 1,395 25,692
MIRAIT ONE Corp. 32,000 821,722
Monadelphous Group Ltd. 6,045 121,516
Morgan Sindall Group plc 1,387 88,281
Mota-Engil SGPS SA(a) 26,112 147,762
NCC AB, Class B(a) 4,448 95,769
Nippon Densetsu Kogyo Co. Ltd. 16,000 499,282
Nishimatsu Construction Co. Ltd. 12,800 470,489
NRW Holdings Ltd. 29,472 129,676
Obayashi Corp. 9,900 231,161
Peab AB, Class B 8,060 77,926
Penta-Ocean Construction Co. Ltd. 12,000 134,010
Per Aarsleff Holding A/S 992 115,394
Raito Kogyo Co. Ltd. 3,100 75,964
Sacyr SA 9,265 50,842
Shapir Engineering and Industry Ltd.* 2,525 35,495
Shikun & Binui Ltd.*(a) 7,872 52,531
Shimizu Corp. 7,600 147,339
Shinnihon Corp. 10,800 132,876
SHO-BOND Holdings Co. Ltd. 4,800 40,586
Skanska AB, Class B 5,024 134,398
Stantec, Inc. 1,443 131,525

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 102
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Sweco AB, Class B 3,524 $ 48,069
Taihei Dengyo Kaisha Ltd.(a) 19,200 350,049
Taikisha Ltd. 3,200 71,268
Taisei Corp. 1,600 173,115
Takamatsu Construction Group Co.
Ltd. 6,400 138,247
TOA Corp.(a) 22,400 397,955
Toda Corp. 5,200 47,021
Toenec Corp. 16,500 257,337
Tokyu Construction Co. Ltd. 28,800 270,531
Veidekke ASA 3,088 61,942
Ventia Services Group Pty. Ltd. 2,356 8,977
Vinci SA 10,400 1,567,664
Webuild SpA(a) 18,445 54,612
Worley Ltd. 12,352 104,967
WSP Global, Inc. 1,376 228,474
Yokogawa Bridge Holdings Corp.(a) 12,100 226,240
Yurtec Corp.(a) 9,600 152,603
15,775,954
Construction Materials -
0 .6%
Amrize Ltd.* 6,944 379,676
Breedon Group plc 102,656 427,410
Buzzi SpA(a) 2,310 126,057
Cementir Holding NV(a) 3,596 64,118
Heidelberg Materials AG 1,760 388,861
Holcim AG 5,696 527,902
Imerys SA 10,592 276,331
Inmocemento SA*(a) 15,159 66,328
James Hardie Industries plc,
CHDI*(a) 8,288 173,397
RHI Magnesita NV(a) 4,960 178,270
SigmaRoc plc* 51,739 86,687
Sumitomo Osaka Cement Co. Ltd. 9,600 238,859
Taiheiyo Cement Corp. 3,400 77,414
Titan SA 2,037 110,204
Vicat SACA 6,816 479,731
Wienerberger AG 2,601 75,179
3,676,424
Consumer Finance -
0 .4%
Acom Co. Ltd. 20,500 65,514
AEON Financial Service Co. Ltd. 3,100 30,831
Cembra Money Bank AG 558 68,176
Credit Saison Co. Ltd. 2,100 58,415
goeasy Ltd.(a) 4,896 122,337
Hoist Finance AB(b) 16,864 259,014
Hong Leong Finance Ltd. 54,400 110,633
Isracard Ltd.(a) 64,960 331,165
Jaccs Co. Ltd.(a) 9,600 249,641
KRUK SA 6,080 730,893
Marui Group Co. Ltd.(a) 3,200 61,343
Muninova Holdings, Inc. 105,600 309,984
Orient Corp.(a) 25,200 163,063
Investments Shares Value
Consumer Finance
(continued)
Zip Co. Ltd.*(a) 33,914 $ 59,249
2,620,258
Consumer Staples Distribution & Retail -
1 .2%
Aeon Co. Ltd. 34,018 327,795
Ain Holdings, Inc. 800 28,829
Alimentation Couche-Tard, Inc. 9,088 536,560
Arcs Co. Ltd.(a) 3,200 69,430
Axfood AB 1,496 45,582
Belc Co. Ltd.(a) 4,000 178,169
Carrefour SA 8,576 170,518
Coles Group Ltd. 18,208 289,434
Cosmos Pharmaceutical Corp.(a) 400 15,425
Create SD Holdings Co. Ltd. 500 10,466
Dino Polska SA*(b) 6,480 57,241
Empire Co. Ltd., Class A 2,314 79,054
Endeavour Group Ltd.(a) 55,008 132,486
Fuji Co. Ltd.(a) 6,400 83,234
George Weston Ltd. 2,496 179,769
H2O Retailing Corp. 35,200 519,110
Heiwado Co. Ltd. 12,800 217,520
HelloFresh SE* 11,226 60,866
J Sainsbury plc 24,864 111,090
Jeronimo Martins SGPS SA 4,280 102,723
Kato Sangyo Co. Ltd. 9,600 376,759
Kesko OYJ, Class A 2,248 53,663
Kesko OYJ, Class B 4,573 112,437
Kobe Bussan Co. Ltd.(a) 1,900 32,506
Koninklijke Ahold Delhaize NV 19,040 893,842
Kusuri no Aoki Holdings Co. Ltd.(a) 1,800 43,144
Life Corp. 16,000 263,323
Loblaw Cos. Ltd. 7,680 353,333
Marks & Spencer Group plc 24,160 108,371
MatsukiyoCocokara & Co.(a) 6,600 96,280
Maxvalu Tokai Co. Ltd.(a) 3,200 70,145
Metcash Ltd. 17,504 34,230
Metro, Inc., Class A 2,816 188,395
North West Co., Inc. (The)(a) 2,077 77,641
Ocado Group plc* 22,785 60,994
Olam Group Ltd. 55,800 44,691
Seven & i Holdings Co. Ltd. 25,600 305,655
Sheng Siong Group Ltd. 17,900 42,587
Shufersal Ltd. 4,983 74,285
Sugi Holdings Co. Ltd. 2,400 47,937
Sundrug Co. Ltd. 1,600 38,523
Tesco plc 86,208 564,691
Tsuruha Holdings, Inc. 7,145 93,835
United Super Markets Holdings, Inc. 2,000 10,440
Valor Holdings Co. Ltd. 12,800 301,407
Woolworths Group Ltd. 14,720 363,947
7,868,362
Containers & Packaging -
0 .4%
Billerud Aktiebolag 3,437 23,404
CCL Industries, Inc., Class B 2,156 135,877
FP Corp. 1,200 17,574
Fuji Seal International, Inc.(a) 12,800 202,245

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
103 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Containers & Packaging
(continued)
Huhtamaki OYJ 896 $ 28,652
Mayr Melnhof Karton AG 2,560 240,241
Metsa Board OYJ, Class B* 1,152 3,846
Orora Ltd.(a) 406,848 383,179
Rengo Co. Ltd.(a) 96,000 752,599
SIG Group AG*(a) 5,559 90,061
Toyo Seikan Group Holdings Ltd. 3,100 64,075
Transcontinental, Inc., Class A(a) 25,440 99,248
Verallia SA(a)(b) 27,328 653,324
Vidrala SA 561 50,606
Winpak Ltd.(a) 1,716 50,632
2,795,563
Distributors -
0 .2%
Arata Corp. 9,700 172,267
D'ieteren Group(a) 119 24,512
Inchcape plc 9,622 108,024
Inter Cars SA 3,616 736,272
PALTAC Corp. 9,600 283,335
1,324,410
Diversified Consumer Services -
0 .1%
AcadeMedia AB(a)(b) 21,472 229,761
IDP Education Ltd.(a) 31 73
Pearson plc 10,496 154,249
384,083
Diversified REITs -
0 .4%
Argosy Property Ltd., REIT 4,537 2,885
British Land Co. plc (The), REIT 16,000 84,118
CapitaLand Integrated Commercial
Trust, REIT 42,116 78,045
Centuria Capital Group, REIT(a) 9,083 11,003
Charter Hall Group, REIT(a) 4,836 70,058
Charter Hall Long Wale REIT, REIT 17,531 44,114
Covivio SA, REIT 1,344 88,604
Daiwa House REIT Investment Corp.,
REIT 64 51,296
GPT Group (The), REIT 41,824 142,830
H&R REIT, REIT(a) 56,864 446,607
Heiwa Real Estate REIT, Inc., REIT 31 29,060
ICADE, REIT(a) 8,896 213,509
KDX Realty Investment Corp.,
REIT(a) 68 70,732
Land Securities Group plc, REIT 10,496 84,291
Mapletree Pan Asia Commercial
Trust, REIT 65,100 65,941
Merlin Properties Socimi SA, REIT 4,522 78,772
Mirvac Group, REIT 3,922 4,794
Nomura Real Estate Master Fund,
Inc., REIT 6 6,180
NTT UD REIT Investment Corp.,
REIT 32 28,017
OUE REIT, REIT 151,900 43,535
Reit 1 Ltd., REIT 12,431 108,976
Investments Shares Value
Diversified REITs
(continued)
Sekisui House REIT, Inc., REIT(a) 96 $ 52,072
Sella Capital Real Estate Ltd., REIT 25,248 94,248
Shaftesbury Capital plc, REIT 32,397 58,770
Sirius Real Estate Ltd., REIT(a) 58,680 79,817
Star Asia Investment Corp., REIT 29 10,400
Stockland, REIT 37,104 108,038
Stoneweg Europe Stapled Trust,
REIT 150,400 273,461
2,430,173
Diversified Telecommunication Services -
1 .4%
BCE, Inc.(a) 8,273 196,203
Bezeq The Israeli Telecommunication
Corp. Ltd. 38,130 103,728
BT Group plc 109,344 321,755
Cellnex Telecom SA(b) 6,144 206,271
Chorus Ltd.(a) 31 178
Cogeco Communications, Inc.(a) 4,608 213,083
Cyfrowy Polsat SA* 74,624 308,517
Deutsche Telekom AG (Registered) 68,064 2,201,257
Elisa OYJ 1,054 51,113
Gamma Communications plc 952 11,700
Helios Towers plc* 47,020 127,658
HKT Trust & HKT Ltd. 53,400 86,503
Infrastrutture Wireless Italiane
SpA(a)(b) 5,179 43,894
Koninklijke KPN NV 58,400 312,662
NOS SGPS SA 80,064 527,825
NTT, Inc. 592,000 576,114
Orange Polska SA 26,182 107,306
Orange SA 34,976 729,078
PCCW Ltd. 77,035 59,396
Proximus SADP(a) 40,800 311,571
Quebecor, Inc., Class B 4,019 168,839
RAI Way SpA(b) 8,120 58,294
Singapore Telecommunications Ltd. 105,600 380,593
Spark New Zealand Ltd. 1,486 1,820
Sunrise Communications AG, Class
A*(a) 3,040 181,378
Swisscom AG (Registered) 352 297,741
Telecom Italia SpA*(a) 58,108 45,765
Telecom Italia SpA* 151,280 139,341
Telefonica SA(a) 83,648 378,560
Telekom Austria AG, Class A 4,091 46,454
Telenor ASA 3,980 65,245
Telia Co. AB 23,296 121,517
Telstra Group Ltd. 60,864 232,793
TELUS Corp. 1,140 14,247
United Internet AG (Registered) 1,720 53,911
Zegona Communications plc 1,023 24,494
8,706,804
Electric Utilities -
1 .6%
Acciona SA(a) 544 157,876
BKW AG 384 76,697
Chubu Electric Power Co., Inc. 16,000 274,707

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 104
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Chugoku Electric Power Co., Inc.
(The)(a) 9,600 $ 54,780
CK Infrastructure Holdings Ltd.(a) 11,000 92,255
CLP Holdings Ltd. 37,000 354,709
Contact Energy Ltd. 15,565 87,057
EDP SA 52,576 286,354
Elia Group SA/NV* 465 77,129
Emera, Inc.(a) 3,168 168,676
Endesa SA 5,056 226,503
Enea SA 16,800 101,835
Enel SpA 154,048 1,793,326
EVN AG 1,705 57,901
Fortis, Inc.(a) 5,951 339,632
Fortum OYJ 2,883 72,508
Genesis Energy Ltd. 1,960 2,850
HK Electric Investments & HK
Electric Investments Ltd.(b) 15,500 12,643
Hokkaido Electric Power Co., Inc.(a) 76,800 495,239
Hokuriku Electric Power Co.(a) 64,000 356,461
Hydro One Ltd.(b) 3,616 155,043
Iberdrola SA 73,537 1,720,938
Kansai Electric Power Co., Inc. (The) 22,400 358,146
Kyushu Electric Power Co., Inc. 12,800 137,961
Mercury NZ Ltd. 12,261 48,365
Naturenergie Holding AG 2,592 111,031
Origin Energy Ltd.(a) 25,920 225,486
PGE Polska Grupa Energetyczna
SA* 25,070 73,565
Power Assets Holdings Ltd.(a) 19,500 160,680
Redeia Corp. SA 1,436 25,099
Romande Energie Holding SA
(Registered) 186 12,320
Shikoku Electric Power Co., Inc. 74,800 742,964
SSE plc 22,623 811,877
Tauron Polska Energia SA* 42,112 109,834
Terna - Rete Elettrica Nazionale(a) 16,718 201,013
Tohoku Electric Power Co., Inc.(a) 18,400 127,810
Tokyo Electric Power Co. Holdings,
Inc.*(a) 44,800 169,303
Verbund AG 1,696 127,626
10,408,199
Electrical Equipment -
2 .0%
ABB Ltd. (Registered) 18,208 1,826,271
Accelleron Industries AG 1,294 138,327
Daihen Corp. 1,200 117,775
Fagerhult Group AB 6,336 15,203
Fuji Electric Co. Ltd. 1,500 125,251
Fujikura Ltd. 19,200 731,586
Furukawa Electric Co. Ltd. 1,300 351,495
Hammond Power Solutions, Inc.,
Class A 160 33,993
Huber + Suhner AG (Registered) 713 206,502
Kempower OYJ*(a) 1,457 24,509
Legrand SA 3,328 592,614
Investments Shares Value
Electrical Equipment
(continued)
Mabuchi Motor Co. Ltd.(a) 6,400 $ 60,220
Mitsubishi Electric Corp. 25,600 1,017,923
Nexans SA 737 136,683
Nidec Corp.* 22,432 343,126
Nitto Kogyo Corp.(a) 9,600 277,209
NKT A/S*(a) 448 66,003
Nordex SE* 800 45,533
Prysmian SpA 3,072 461,082
Rosebank Industries plc* 20,512 103,129
Schneider Electric SE 6,496 2,046,768
Siemens Energy AG 9,280 1,965,777
Signify NV(a)(b) 47,360 1,073,335
Time Interconnect Technology Ltd.(a) 30,000 79,119
TKH Group NV, CVA 12,864 656,722
Vestas Wind Systems A/S 12,544 384,289
12,880,444
Electronic Equipment, Instruments & Components -
1 .7%
Ai Holdings Corp. 3,100 53,175
Alps Alpine Co. Ltd. 3,100 46,815
ALSO Holding AG (Registered) 31 6,358
Amano Corp. 800 18,292
Anritsu Corp.(a) 6,400 164,957
Azbil Corp. 8,400 74,724
Canon Marketing Japan, Inc.(a) 3,000 68,441
Celestica, Inc.* 1,216 498,228
Citizen Watch Co. Ltd. 86,400 999,606
Codan Ltd. 4,128 123,699
Comet Holding AG (Registered) 192 75,371
Daiwabo Holdings Co. Ltd.(a) 32,000 654,886
FIH Mobile Ltd.* 96,000 306,612
FIT Hon Teng Ltd.*(a)(b) 96,000 94,238
Halma plc 5,088 304,692
Hamamatsu Photonics KK 5,400 69,712
Hexagon AB, Class B 20,800 223,110
Hirose Electric Co. Ltd. 582 81,058
Horiba Ltd. 800 110,781
Hosiden Corp.(a) 16,000 283,029
Ibiden Co. Ltd.(a) 2,400 206,452
Inficon Holding AG (Registered) 722 133,312
Japan Aviation Electronics Industry
Ltd.(a) 19,200 295,158
Jenoptik AG 21,120 826,983
Jeol Ltd.(a) 3,200 128,180
Kaga Electronics Co. Ltd. 13,000 349,255
Keyence Corp. 2,300 1,046,489
Kitron ASA 9,471 102,217
Kyocera Corp. 12,800 221,399
Lagercrantz Group AB, Class B 2,640 68,826
Landis+Gyr Group AG 1,073 71,895
Macnica Holdings, Inc. 4,800 81,126
Murata Manufacturing Co. Ltd. 19,200 631,730
Mycronic AB 1,848 57,726
NCAB Group AB* 284 2,213
Next Vision Stabilized Systems Ltd. 832 95,230
Nohmi Bosai Ltd. 2,500 65,569

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
105 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Oki Electric Industry Co. Ltd. 28,800 $ 614,760
Omron Corp.(a) 2,800 99,578
Oxford Instruments plc 1,403 55,021
Renishaw plc 1,333 85,749
Rigaku Holdings Corp.(a) 3,100 53,373
Riken Keiki Co. Ltd. 2,400 51,460
Ryoyo Ryosan Holdings, Inc.(a) 12,800 221,359
Shimadzu Corp. 4,100 95,027
Softwareone Holding AG(a) 11,296 99,592
Taiyo Yuden Co. Ltd.(a) 2,500 101,975
TDK Corp. 22,400 413,179
Vaisala OYJ, Class A 31 1,811
Venture Corp. Ltd. 3,100 39,433
VSTECS Holdings Ltd.(a) 192,000 250,975
Vusion(a) 246 34,917
Yokogawa Electric Corp. 3,200 111,557
10,971,310
Energy Equipment & Services -
0 .7%
Aker Solutions ASA 95,776 434,063
CES Energy Solutions Corp.(a) 64,096 910,746
DOF Group ASA 8,672 128,086
Enerflex Ltd. 448 11,997
Lapidoth Capital Ltd.(a) 986 27,221
Odfjell Drilling Ltd. 8,288 88,559
Paratus Energy Services Ltd. 36,064 199,266
Saipem SpA(a) 17,440 94,230
SBM Offshore NV 4,384 187,398
Subsea 7 SA 3,608 129,231
Technip Energies NV 3,656 172,833
Tecnicas Reunidas SA* 3,136 129,710
Tenaris SA(a) 7,648 244,294
TerraVest Industries, Inc.(a) 540 54,972
TGS ASA 73,248 1,185,026
Vallourec SACA(a) 5,275 158,718
4,156,350
Entertainment -
0 .4%
Capcom Co. Ltd. 4,000 84,311
CD Projekt SA 745 56,572
Cover Corp.*(a) 3,100 27,141
CTS Eventim AG & Co. KGaA 502 33,065
Daiichikosho Co. Ltd. 32,000 331,527
DeNA Co. Ltd. 1,100 17,816
Embracer Group AB, Class B* 31 211
EVT Ltd.(a) 6,232 53,632
Koei Tecmo Holdings Co. Ltd. 2,492 24,442
Konami Group Corp. 1,000 120,609
Modern Times Group MTG AB, Class
B* 33,280 452,875
Nexon Co. Ltd. 3,100 52,275
Nintendo Co. Ltd. 14,300 701,472
Paradox Interactive AB 952 13,871
Square Enix Holdings Co. Ltd. 4,500 70,556
Investments Shares Value
Entertainment
(continued)
Toei Animation Co. Ltd. 1,000 $ 16,687
Toho Co. Ltd. 6,000 55,767
Ubisoft Entertainment SA*(a) 31 180
Universal Music Group NV(a) 8,608 179,889
Vivendi SE 6,262 14,581
2,307,479
Financial Services -
1 .4%
Adyen NV*(b) 320 359,798
AMP Ltd.(a) 65,142 68,377
Banca IFIS SpA 9,888 269,100
Banca Mediolanum SpA 4,444 97,119
BFF Bank SpA*(a)(b) 61,216 148,933
Challenger Ltd. 2,852 17,511
Edenred SE 7,360 183,724
EXOR NV 224 17,553
Financial Partners Group Co. Ltd.(a) 25,600 260,566
Fuyo General Lease Co. Ltd. 3,000 82,971
Groupe Bruxelles Lambert NV 510 47,561
HAL Trust 588 117,672
Helia Group Ltd. 93,408 359,955
Industrivarden AB, Class A 2,496 131,330
Industrivarden AB, Class C 872 45,438
Infratil Ltd.(a) 11,706 85,942
Investor AB, Class A 13,536 537,232
Investor AB, Class B(a) 37,696 1,515,679
Japan Investment Adviser Co. Ltd.(a) 9,600 134,285
Japan Securities Finance Co. Ltd.(a) 33,500 459,622
Kinnevik AB, Class B* 31 176
L E Lundbergforetagen AB, Class
B(a) 1,178 67,737
M&G plc 46,144 189,801
Mitsubishi HC Capital, Inc. 13,200 119,908
Nexi SpA(a)(b) 24,800 117,763
ORIX Corp. 23,900 804,521
OSB Group plc 139,328 999,641
Paragon Banking Group plc 68,224 693,906
Peugeot Invest SA 896 67,793
Pluxee NV 22 312
Poste Italiane SpA(a)(b) 8,923 236,452
Ricoh Leasing Co. Ltd.(a) 4,500 175,170
Sofina SA(a) 326 83,366
Sony Financial Group, Inc.(a) 176,000 157,126
Tokyo Century Corp. 2,400 32,943
Washington H Soul Pattinson & Co.
Ltd.(a) 4,031 122,212
Wendel SE 651 64,453
Wise plc, Class A* 8,348 119,279
Zenkoku Hosho Co. Ltd. 1,200 24,152
9,017,079
Food Products -
2 .2%
a2 Milk Co. Ltd. (The) 7,139 36,441
AAK AB(a) 2,771 78,890
Ajinomoto Co., Inc. 12,800 415,762
Ariake Japan Co. Ltd.(a) 800 27,721
Aryzta AG*(a) 1,504 120,005

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 106
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Associated British Foods plc(a) 6,880 $ 170,804
Austevoll Seafood ASA 3,432 34,458
Bakkafrost P/F 820 40,724
Barry Callebaut AG (Registered)(a) 62 92,677
Bell Food Group AG (Registered) 544 129,939
Bumitama Agri Ltd. 58,200 94,597
Calbee, Inc. 600 11,356
Chocoladefabriken Lindt & Spruengli
AG 22 269,356
Chocoladefabriken Lindt & Spruengli
AG (Registered) 2 258,040
Cranswick plc 155 11,352
Danone SA 8,032 628,820
Ebro Foods SA 3,286 70,000
Elders Ltd.(a) 79,584 408,529
Emmi AG (Registered) 41 42,832
First Pacific Co. Ltd. 62,000 43,530
First Resources Ltd. 179,200 491,075
Fraser and Neave Ltd. 24,800 28,236
Fuji Oil Co. Ltd.(a) 20,400 433,633
Glanbia plc 5,084 117,964
Golden Agri-Resources Ltd. 213,400 52,782
GrainCorp Ltd., Class A 3,348 14,876
Greencore Group plc 7,347 25,118
Grieg Seafood ASA 32 125
House Foods Group, Inc. 2,400 46,023
Itoham Yonekyu Holdings, Inc. 1,240 41,306
Kagome Co. Ltd.(a) 900 15,438
Kerry Group plc, Class A 2,496 211,397
Kikkoman Corp.(a) 11,800 107,416
Kotobuki Spirits Co. Ltd. 2,500 32,106
KWS Saat SE & Co. KGaA 186 16,757
Leroy Seafood Group ASA 5,456 26,651
Lotus Bakeries NV(a) 6 72,213
Maple Leaf Foods, Inc. 3,893 82,087
Megmilk Snow Brand Co. Ltd. 16,000 322,644
MEIJI Holdings Co. Ltd. 3,400 80,473
Morinaga & Co. Ltd. 2,200 37,569
Morinaga Milk Industry Co. Ltd. 31,200 944,930
Mowi ASA 6,912 152,616
Nestle SA (Registered) 30,976 3,131,069
Neto Malinda Trading Ltd.(a) 2,720 156,632
Nichirei Corp. 3,200 38,523
Nippn Corp.(a) 28,800 487,397
Nisshin Oillio Group Ltd. (The)(a) 28,800 332,099
Nisshin Seifun Group, Inc. 2,690 34,229
Nissin Foods Holdings Co. Ltd.(a) 4,100 73,350
Nissui Corp. 8,200 64,023
Orkla ASA 8,856 108,717
Premier Foods plc 3,720 9,994
Premium Brands Holdings Corp.,
Class A(a) 1,824 114,243
Prima Meat Packers Ltd. 3,100 49,298
Sakata Seed Corp.(a) 1,400 36,853
Investments Shares Value
Food Products
(continued)
Salmar ASA 1,856 $ 111,528
Saputo, Inc.(a) 1,091 32,968
Schouw & Co. A/S 3,808 392,750
Societe LDC SADIR 2,176 284,865
Strauss Group Ltd. 952 41,277
Suedzucker AG 22,592 328,089
Tate & Lyle plc 149,376 745,138
Toyo Suisan Kaisha Ltd.(a) 1,800 123,940
Umios Corp. 48,000 406,011
Viscofan SA 72 5,068
WH Group Ltd.(b) 144,000 174,997
Wilmar International Ltd. 21,700 61,511
Yakult Honsha Co. Ltd. 100 1,744
Yamazaki Baking Co. Ltd. 2,900 60,719
13,746,300
Gas Utilities -
0 .5%
AltaGas Ltd. 4,736 177,143
APA Group 9,415 69,991
Brookfield Infrastructure Corp., Class
A(a) 1,395 51,502
Enagas SA 3,782 75,642
Hong Kong & China Gas Co. Ltd. 64,000 59,067
Italgas SpA 8,669 104,641
Naturgy Energy Group SA 2,234 70,179
Nippon Gas Co. Ltd. 1,900 32,488
Osaka Gas Co. Ltd. 7,900 286,448
Rubis SCA 29,728 1,224,720
Snam SpA 31,360 247,428
Superior Plus Corp. 92,448 509,412
Tokyo Gas Co. Ltd. 6,400 272,410
3,181,071
Ground Transportation -
1 .0%
Aurizon Holdings Ltd.(a) 15,097 45,261
Ayvens SA(b) 6,498 87,506
Canadian National Railway Co. 5,952 667,178
Canadian Pacific Kansas City Ltd. 10,048 872,141
Central Japan Railway Co. 19,200 458,727
ComfortDelGro Corp. Ltd. 12,400 14,410
East Japan Railway Co. 12,800 276,739
Firstgroup plc 202,688 447,837
Fukuyama Transporting Co. Ltd. 12,800 423,930
Hankyu Hanshin Holdings, Inc. 300 8,649
Jungfraubahn Holding AG
(Registered) 191 66,675
Keikyu Corp. 3,100 30,317
Keio Corp. 15,500 72,928
Keisei Electric Railway Co. Ltd.(a) 8,700 61,736
Kintetsu Group Holdings Co. Ltd.(a) 3,200 68,062
Kyushu Railway Co. 3,200 73,269
Maruzen Showa Unyu Co. Ltd.(a) 6,400 317,335
MTR Corp. Ltd.(a) 32,264 137,396
Nagoya Railroad Co. Ltd.(a) 3,100 35,025
NANKAI Co. Ltd. 3,000 56,925
Nishi-Nippon Railroad Co. Ltd. 25,600 466,487
Odakyu Electric Railway Co. Ltd.(a) 1,400 14,071

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
107 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Ground Transportation
(continued)
Seibu Holdings, Inc. 3,900 $ 91,636
Seino Holdings Co. Ltd.(a) 3,100 47,448
Sixt SE 308 24,550
Sixt SE (Preference) 298 20,415
Sotetsu Holdings, Inc.(a) 38,400 647,290
Stef SA 1,088 148,304
TFI International, Inc. 1,152 164,501
Tobu Railway Co. Ltd. 500 8,912
Tokyo Metro Co. Ltd.(a) 3,100 31,019
Tokyu Corp.(a) 17,100 181,634
West Japan Railway Co. 6,400 115,641
6,183,954
Health Care Equipment & Supplies -
0 .8%
Alcon AG 5,632 419,276
Ambu A/S, Class B(a) 3,468 34,326
Ansell Ltd.(a) 2,720 51,665
Arjo AB, Class B(a) 96,512 252,862
Asahi Intecc Co. Ltd. 3,200 67,347
BioMerieux 800 67,286
Carl Zeiss Meditec AG 715 22,210
Cochlear Ltd. 774 52,308
Coloplast A/S, Class B(a) 928 57,384
Convatec Group plc(b) 26,387 75,584
Demant A/S*(a) 1,879 59,584
DiaSorin SpA(a) 293 19,942
Draegerwerk AG & Co. KGaA
(Preference) 3,616 381,333
Eckert & Ziegler SE 465 8,324
Elekta AB, Class B(a) 15,968 91,905
EssilorLuxottica SA 3,264 693,976
Fisher & Paykel Healthcare Corp.
Ltd. 6,304 135,655
Fukuda Denshi Co. Ltd. 7,400 475,058
Getinge AB, Class B 2,980 59,121
Hoya Corp. 3,800 705,657
Koninklijke Philips NV 9,856 258,864
Medacta Group SA(b) 336 60,837
Nakanishi, Inc. 6,400 113,456
Nanosonics Ltd.*(a) 4,960 12,374
Nihon Kohden Corp. 4,600 42,403
Nipro Corp.(a) 4,100 39,743
Olympus Corp.(a) 16,000 157,902
PHC Holdings Corp.(a) 16,000 101,490
Revenio Group OYJ* 28 457
Siemens Healthineers AG(b) 1,920 78,559
Smith & Nephew plc 10,560 163,153
Sonova Holding AG (Registered) 384 84,062
Straumann Holding AG (Registered)
(a) 1,280 138,303
Sysmex Corp. 3,200 28,139
Terumo Corp. 16,000 203,899
Vimian Group AB*(a) 10,168 33,080
Ypsomed Holding AG (Registered)(a) 59 20,596
5,268,120
Investments Shares Value
Health Care Providers & Services -
0 .4%
Alfresa Holdings Corp. 7,900 $ 119,252
Amplifon SpA(a) 7,104 78,334
As One Corp. 1,600 22,110
Asker Healthcare Group AB*(a) 3,776 30,834
Chartwell Retirement Residences 5,347 84,619
Clariane SE*(a) 57,216 271,019
EBOS Group Ltd.(a) 2,276 28,515
Fagron 3,264 91,892
Fresenius Medical Care AG 4,000 181,166
Fresenius SE & Co. KGaA 4,992 241,555
Galenica AG(b) 817 86,970
Medicover AB, Class B 2,077 46,583
Medipal Holdings Corp.(a) 3,400 60,946
Mediterranean Towers Ltd.(a) 18,624 107,057
Neuca SA 352 68,860
NMC Health plc*‡ 2,074 —
Raffles Medical Group Ltd. 6,200 4,844
Ramsay Health Care Ltd.(a) 4,416 123,757
Ryman Healthcare Ltd.* 66,528 83,037
Ship Healthcare Holdings, Inc. 1,900 28,154
Sigma Healthcare Ltd. 66,944 134,281
Sonic Healthcare Ltd.(a) 4,829 68,638
Spire Healthcare Group plc(b) 25,983 57,550
Summerset Group Holdings Ltd. 2,655 12,755
Suzuken Co. Ltd. 1,880 66,584
Terveystalo OYJ(a)(b) 34,144 312,410
2,411,722
Health Care REITs -
0 .0% (d)
Aedifica SA, REIT 1,376 115,974
Cofinimmo SA, REIT 864 84,983
Parkway Life REIT, REIT 19,000 59,974
Primary Health Properties plc, REIT 44,558 56,552
Vital Healthcare Property Trust,
REIT(a) 17,428 19,547
337,030
Health Care Technology -
0 .0% (d)
M3, Inc.(a) 3,100 29,753
Pro Medicus Ltd.(a) 288 27,828
Sectra AB, Class B 2,624 72,379
129,960
Hotel & Resort REITs -
0 .0% (d)
CapitaLand Ascott Trust, REIT 3,100 2,178
Far East Hospitality Trust, REIT 3,100 1,400
Hoshino Resorts REIT, Inc., REIT(a) 24 38,671
Invincible Investment Corp., REIT 62 24,293
Japan Hotel REIT Investment Corp.,
REIT 31 15,470
82,012
Hotels, Restaurants & Leisure -
1 .2%
Accor SA 2,688 132,843
Amadeus IT Group SA 5,280 303,491
AmRest Holdings SE 3,904 12,026
Aristocrat Leisure Ltd. 8,288 281,725

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 108
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
Basic-Fit NV*(b) 1,209 $ 40,504
Betsson AB, Class B(a) 4,544 46,118
Carnival plc 6,336 169,611
Cirsa Enterprises SA 12,896 194,542
Colowide Co. Ltd.(a) 3,500 41,331
Compass Group plc 18,400 519,800
Create Restaurants Holdings, Inc.(a) 8,800 40,040
Delivery Hero SE, Class A*(b) 2,560 61,532
Domino's Pizza Enterprises Ltd.(a) 699 8,277
Entain plc 7,424 54,839
Evolution AB(a)(b) 4,384 304,400
FDJ UNITED(a) 29 786
Flight Centre Travel Group Ltd.(a) 9,376 68,690
Food & Life Cos. Ltd. 2,200 127,391
Fuji Kyuko Co. Ltd.(a) 1,000 14,422
Galaxy Entertainment Group Ltd. 34,000 143,921
Genda, Inc.*(a) 3,100 10,425
Genting Singapore Ltd. 3,100 1,655
Greggs plc(a) 41,152 848,297
Guzman y Gomez Ltd.(a) 6,307 83,025
HBX Group International plc*(a) 30,144 246,109
Heiwa Corp.(a) 18,450 213,575
Hongkong & Shanghai Hotels Ltd.
(The)* 224,000 168,420
Ichibanya Co. Ltd.(a) 5,000 27,600
InterContinental Hotels Group plc 1,664 238,118
KOMEDA Holdings Co. Ltd. 1,200 23,356
Kyoritsu Maintenance Co. Ltd.(a) 2,200 33,217
Lottery Corp. Ltd. (The)(a) 27,165 107,807
Lottomatica Group Spa 3,584 105,442
McDonald's Holdings Co. Japan Ltd.
(a) 1,100 56,999
Melia Hotels International SA 34,816 453,742
MGM China Holdings Ltd. 37,200 55,465
Mitchells & Butlers plc* 79,360 271,213
Monogatari Corp. (The)(a) 1,500 40,346
MOS Food Services, Inc.(a) 2,100 52,867
Ohsho Food Service Corp. 2,112 39,462
Oriental Land Co. Ltd.(a) 11,200 156,416
Restaurant Brands International, Inc.
(a) 3,776 304,083
Round One Corp. 6,400 34,919
Royal Holdings Co. Ltd.(a) 3,200 27,997
Sands China Ltd. 38,400 79,998
Scandic Hotels Group AB(b) 1,824 17,645
Shangri-La Asia Ltd.(a) 640,000 361,921
SJM Holdings Ltd.*(a) 186,000 48,911
SkiStar AB 2,828 48,723
Skylark Holdings Co. Ltd.(a) 3,700 71,023
Sodexo SA(a) 448 22,766
SSP Group plc 296,928 641,131
Tabcorp Holdings Ltd. 65,100 52,654
Toridoll Holdings Corp.(a) 1,100 28,394
Trainline plc*(b) 1 3
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
TUI AG 3,534 $ 26,333
Whitbread plc 4,032 122,398
Wynn Macau Ltd. 61,200 44,296
Yoshinoya Holdings Co. Ltd.(a) 3,400 68,540
Zensho Holdings Co. Ltd. 1,800 99,049
7,900,629
Household Durables -
1 .2%
Azorim-Investment Development &
Construction Co. Ltd.(a) 5,535 36,954
Barratt Redrow plc 12,320 41,970
Bellway plc 2,272 58,875
Berkeley Group Holdings plc* 1,856 80,856
Breville Group Ltd.(a) 2,420 52,091
Cairn Homes plc 240,064 613,929
De' Longhi SpA 1,012 39,223
Dom Development SA 2,304 164,417
Electrolux AB, Class B*(a) 68,896 378,888
Glenveagh Properties plc*(b) 127,008 314,362
GN Store Nord A/S*(a) 6,336 95,228
Haseko Corp. 3,500 60,506
Iida Group Holdings Co. Ltd. 3,400 47,950
JM AB(a) 3,876 48,304
JVCKenwood Corp.(a) 57,600 434,835
Man Wah Holdings Ltd.(a) 614,400 334,111
Nikon Corp.(a) 3,100 34,164
Open House Group Co. Ltd. 1,800 105,240
Panasonic Holdings Corp. 48,000 981,105
Persimmon plc 2,666 38,292
Rinnai Corp. 1,800 40,915
Sangetsu Corp.(a) 24,656 469,975
SEB SA(a) 9,696 592,580
Sekisui House Ltd. 12,800 278,536
Sharp Corp.*(a) 9,300 33,205
Sony Group Corp. 70,400 1,398,521
Sumitomo Forestry Co. Ltd.(a) 9,600 84,939
Tamron Co. Ltd. 12,800 88,298
Taylor Wimpey plc 122,720 129,771
Token Corp.(a) 2,400 194,046
Vistry Group plc*(a) 115,840 514,413
YIT OYJ*(a) 23,264 68,907
Zojirushi Corp.(a) 3,100 31,058
7,886,464
Household Products -
0 .2%
Earth Corp.(a) 600 17,536
Essity AB, Class A 1,020 26,956
Essity AB, Class B 4,960 131,078
Henkel AG & Co. KGaA 2,848 196,275
Henkel AG & Co. KGaA (Preference) 2,592 188,818
Pigeon Corp. 3,100 33,373
Reckitt Benckiser Group plc 6,912 439,375
Unicharm Corp. 2,900 16,879
1,050,290

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
109 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
-
0 .6%
Boralex, Inc., Class A(a) 1,023 $ 27,629
Brookfield Renewable Corp. 1,209 43,791
Capital Power Corp. 1,280 61,117
Corp. ACCIONA Energias
Renovables SA(a) 1,612 42,282
Drax Group plc 129,632 1,556,465
EDP Renovaveis SA*(a) 62 1,031
Electric Power Development Co. Ltd. 3,100 76,261
Energix-Renewable Energies Ltd.(a) 8,525 63,299
Enlight Renewable Energy Ltd.* 1,428 127,169
ERG SpA(a) 1,209 32,591
Grenergy Renovables SA* 155 21,964
Meridian Energy Ltd. 22,646 75,730
Orsted A/S*(b) 5,440 145,477
OY Nofar Energy Ltd.*(a) 1,496 94,205
RWE AG 14,560 1,058,594
Scatec ASA*(b) 7,254 93,964
Solaria Energia y Medio Ambiente
SA* 31 884
TransAlta Corp. 6,634 82,517
3,604,970
Industrial Conglomerates -
1 .4%
Aker ASA, Class A 264 30,479
Bonheur ASA 5,568 160,110
Brookfield Business Corp., Class A(a) 26,240 892,596
CK Hutchison Holdings Ltd. 48,356 401,539
CTF Services Ltd. 43,636 45,286
Hikari Tsushin, Inc. 100 24,249
Hitachi Ltd. 54,400 1,694,782
Investment AB Latour, Class B(a) 2,024 45,897
Italmobiliare SpA 1,024 34,955
Jardine Matheson Holdings Ltd. 3,200 217,248
Keppel Ltd. 18,500 157,901
Lifco AB, Class B(a) 3,616 112,171
Metlen Energy & Metals plc*(a) 2,944 124,048
Nisshinbo Holdings, Inc.(a) 60,800 800,424
Nolato AB, Class B 11,029 59,127
Sekisui Chemical Co. Ltd. 9,600 145,098
Siemens AG (Registered) 8,576 2,540,673
Smiths Group plc 2,752 95,134
Storskogen Group AB, Class B(a) 569,664 556,371
Swire Pacific Ltd., Class A 10,500 113,662
TOKAI Holdings Corp. 51,200 372,797
8,624,547
Industrial REITs -
0 .2%
ARGAN SA, REIT 31 2,229
CapitaLand Ascendas REIT, REIT 35,054 68,536
Centuria Industrial REIT, REIT(a) 31 67
Dream Industrial REIT, REIT(a) 31 312
Frasers Logistics & Commercial
Trust, REIT(b) 3,100 2,337
GLP J-REIT, REIT 38 32,858
Investments Shares Value
Industrial REITs
(continued)
Goodman Group, REIT(a) 22,208 $ 472,287
Goodman New Zealand Ltd. &
Goodman Property Services NZ
Ltd., REIT 19,085 21,237
Granite REIT, REIT 1,302 87,881
Industrial & Infrastructure Fund
Investment Corp., REIT 68 63,311
Japan Logistics Fund, Inc., REIT 160 97,100
LaSalle Logiport REIT, REIT(a) 96 93,363
LondonMetric Property plc, REIT 4,674 12,029
Mapletree Industrial Trust, REIT 46,589 72,067
Mapletree Logistics Trust, REIT 43,400 41,575
Mitsui Fudosan Logistics Park, Inc.,
REIT 79 56,463
Montea NV, REIT 1,088 89,850
Nippon Prologis REIT, Inc., REIT 21 11,980
Property for Industry Ltd., REIT 26,697 36,465
Segro plc, REIT 16,640 157,148
Tritax Big Box REIT plc, REIT 48,896 100,328
Warehouses De Pauw CVA, REIT 2,883 75,755
1,595,178
Insurance -
4 .8%
Admiral Group plc 3,104 142,480
Aegon Ltd. 28,417 234,142
Ageas SA/NV 2,880 225,338
AIA Group Ltd. 128,000 1,389,679
Allianz SE (Registered) 7,968 3,635,930
Alm Brand A/S 27,040 63,078
ASR Nederland NV 2,636 199,630
AUB Group Ltd.(a) 2,926 54,064
Aviva plc 55,264 468,295
AXA SA 34,624 1,662,806
Beazley plc 12,018 208,379
Brookfield Wealth Solutions Ltd.(a) 14,272 643,294
CBL Corp. Ltd.*‡(e) 102,937 —
Clal Insurance Enterprises Holdings
Ltd. 899 77,684
Coface SA 38,272 707,096
Daiichi Life Group, Inc. 76,800 705,734
Definity Financial Corp. 1,025 52,150
Fairfax Financial Holdings Ltd. 416 718,447
Generali(a) 19,072 852,389
Gjensidige Forsikring ASA 3,232 90,193
Great-West Lifeco, Inc. 6,848 365,166
Hannover Rueck SE 800 241,742
Harel Insurance Investments &
Financial Services Ltd. 3,424 212,249
Helvetia Baloise Holding AG 932 255,032
Hiscox Ltd. 6,752 142,028
iA Financial Corp., Inc. 1,632 209,614
IDI Insurance Co. Ltd.(a) 2,048 157,963
Insurance Australia Group Ltd. 33,056 178,480
Intact Financial Corp. 2,176 418,446
Japan Post Holdings Co. Ltd. 38,400 446,720
Japan Post Insurance Co. Ltd. 13,200 128,500

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 110
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Lancashire Holdings Ltd. 94,752 $ 739,047
Legal & General Group plc 115,168 393,901
Lifenet Insurance Co.* 3,800 46,607
Mandatum OYJ(a) 10,146 81,051
Manulife Financial Corp. 34,880 1,368,702
Mapfre SA 23,163 113,196
Medibank Pvt Ltd. 38,171 128,708
Menora Mivtachim Holdings Ltd.(a) 492 80,179
Migdal Insurance & Financial
Holdings Ltd.* 17,088 108,878
MS&AD Insurance Group Holdings,
Inc. 28,800 741,388
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 2,752 1,648,982
nib holdings Ltd.(a) 6,172 29,508
NN Group NV 5,010 436,660
Phoenix Financial Ltd. 5,085 305,395
Power Corp. of Canada 10,432 580,807
Powszechny Zaklad Ubezpieczen SA 9,712 170,189
Protector Forsikring ASA 1,519 76,190
Prudential plc 29,664 442,592
QBE Insurance Group Ltd. 26,880 431,729
Sampo OYJ, Class A 29,120 302,309
SCOR SE 2,204 82,009
Sompo Holdings, Inc. 19,200 710,267
Standard Life plc 17,984 184,748
Steadfast Group Ltd.(a) 18,258 55,657
Storebrand ASA 10,327 198,378
Sun Life Financial, Inc. 11,168 803,036
Suncorp Group Ltd.(a) 11,104 136,593
Swiss Life Holding AG (Registered)
(a) 320 375,137
Swiss Re AG(a) 6,272 1,010,112
T&D Holdings, Inc. 9,600 232,304
Talanx AG 968 125,928
Tokio Marine Holdings, Inc. 38,400 1,764,824
Trisura Group Ltd.* 874 28,254
Tryg A/S 4,112 98,635
Unipol Assicurazioni SpA 6,080 158,334
Wuestenrot & Wuerttembergische AG 11,136 193,856
Zurich Insurance Group AG 1,664 1,157,066
30,427,904
Interactive Media & Services -
0 .1%
Autotrader Group plc(b) 11,584 78,075
Baltic Classifieds Group plc 5 13
CAR Group Ltd.(a) 5,345 97,492
Hemnet Group AB(a) 925 11,848
Kakaku.com, Inc.(a) 1,600 26,761
LY Corp. 12,800 33,678
MONY Group plc 29 70
REA Group Ltd.(a) 848 103,552
Rightmove plc 12,138 71,484
Scout24 SE(b) 1,160 96,612
Investments Shares Value
Interactive Media & Services
(continued)
SEEK Ltd. 4,807 $ 47,831
Vend Marketplaces ASA, Class B 4,160 113,943
681,359
IT Services -
1 .1%
Addnode Group AB, Class B 5,472 28,301
Alten SA 11,808 782,603
Atea ASA 2,420 40,634
Bechtle AG 1,364 46,465
BIPROGY, Inc. 1,100 31,406
Bouvet ASA 5,054 27,979
Capgemini SE 3,872 467,831
CGI, Inc. 2,528 165,135
Computacenter plc 1,092 55,675
Data#3 Ltd.(a) 8,952 51,681
Digital Garage, Inc.(a) 1,300 20,400
DTS Corp.(a) 8,400 54,676
Formula Systems 1985 Ltd.(a) 155 21,726
Fujitsu Ltd. 22,400 454,561
GMO internet group, Inc. 1,200 23,586
Indra Sistemas SA(a) 1,984 113,597
Kainos Group plc 3,744 42,303
Kontron AG 2,573 64,349
Macquarie Technology Group Ltd.*(a) 372 18,722
Megaport Ltd.*(a) 6,954 45,796
NEC Corp. 16,000 418,723
Netcompany Group A/S*(a)(b) 434 24,609
NEXTDC Ltd.*(a) 11,870 121,523
Nomura Research Institute Ltd. 5,545 146,565
NS Solutions Corp.(a) 1,600 36,808
Obic Co. Ltd. 4,000 106,212
Otsuka Corp.(a) 3,100 57,339
OVH Groupe SA* 6 73
Reply SpA 484 53,539
Sakura Internet, Inc. 3,200 63,916
Shopify, Inc., Class A* 14,240 1,724,995
Simplex Holdings, Inc.(a) 64,000 358,993
Softcat plc 1,338 24,890
Sopra Steria Group(a) 5,504 855,482
Tieto OYJ(a) 3,348 74,620
TIS, Inc.(a) 1,400 30,528
Wavestone(a) 532 28,582
6,684,823
Leisure Products -
0 .2%
Asmodee Group AB, Class B*(a) 961 12,870
Bandai Namco Holdings, Inc. 6,400 147,967
BRP, Inc. 1,178 65,785
Games Workshop Group plc 310 82,100
MIPS AB(a)(b) 12 353
Mizuno Corp.(a) 3,000 63,368
Noritsu Koki Co. Ltd. 19,200 254,726
Sankyo Co. Ltd. 3,300 38,895
Sanlorenzo SpA(a) 31 1,207
Sega Sammy Holdings, Inc.(a) 2,600 37,804
Shimano, Inc.(a) 1,100 115,226
Technogym SpA(b) 4,905 115,306

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
111 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Leisure Products
(continued)
Thule Group AB(b) 2,024 $ 50,054
Tsuburaya Fields Holdings, Inc. 3,100 28,091
Yamaha Corp. 6,200 44,510
Yonex Co. Ltd. 2,400 40,540
1,098,802
Life Sciences Tools & Services -
0 .2%
AddLife AB, Class B(a) 336 5,190
Bachem Holding AG(a) 31 2,806
Eurofins Scientific SE(a) 1,408 97,481
Gerresheimer AG 13,664 393,341
Lonza Group AG (Registered) 832 509,807
Oxford Nanopore Technologies
plc*(a) 15,624 23,863
QIAGEN NV 1,428 48,637
Sartorius AG (Preference) 330 84,079
Sartorius Stedim Biotech 310 56,983
Schott Pharma AG & Co. KGaA 4,338 76,025
Siegfried Holding AG (Registered)(a) 1,120 112,709
SKAN Group AG(a) 3 175
Tecan Group AG (Registered) 224 33,712
Wuxi Biologics Cayman, Inc.*(b) 32,000 134,965
1,579,773
Machinery -
3 .6%
Aalberts NV(a) 3,840 145,406
Alfa Laval AB 3,840 227,447
Alstom SA*(a) 8,896 178,238
Amada Co. Ltd. 7,200 120,793
ANDRITZ AG 1,395 118,312
ARCHION Corp.*(a) 128,000 247,497
Atlas Copco AB, Class A(a) 31,296 589,259
Atlas Copco AB, Class B(a) 17,952 300,464
ATS Corp.*(a) 4,000 129,513
AutoStore Holdings Ltd.*(b) 19,262 24,537
Beijer Alma AB 2,304 72,094
Bodycote plc 12,288 113,710
Bucher Industries AG (Registered)(a) 82 32,452
Burckhardt Compression Holding AG 31 20,692
CKD Corp.(a) 4,100 158,029
Construcciones y Auxiliar de
Ferrocarriles SA 6,592 494,896
Daetwyler Holding AG 465 93,351
Daifuku Co. Ltd. 3,200 138,451
Daimler Truck Holding AG 9,856 496,454
Danieli & C Officine Meccaniche
SpA(a) 3,360 261,712
Danieli & C Officine Meccaniche SpA
(Retirement Savings Plan) 12,640 709,341
DMG Mori Co. Ltd.(a) 2,100 39,305
Duerr AG 15,392 380,973
Ebara Corp.(a) 5,500 186,966
Electrolux Professional AB, Class B 5,882 29,404
Epiroc AB, Class A 7,424 211,520
Epiroc AB, Class B(a) 4,393 108,354
Investments Shares Value
Machinery
(continued)
FANUC Corp. 9,600 $ 421,174
FLSmidth & Co. A/S 1,312 97,214
Fluidra SA(a) 912 21,279
Fuji Corp. 1,000 38,722
GEA Group AG 2,208 151,132
Georg Fischer AG (Registered)(a) 1,280 69,790
Glory Ltd. 19,200 490,705
Harmonic Drive Systems, Inc.(a) 1,500 49,967
Hiab OYJ, Class B 684 40,640
Hitachi Construction Machinery Co.
Ltd. 2,800 97,774
Hoshizaki Corp.(a) 2,400 78,093
IHI Corp. 13,300 242,142
IMI plc 1,824 69,201
Indutrade AB 4,126 87,944
Interpump Group SpA(a) 1,535 64,427
Iveco Group NV(a) 6,144 100,649
Japan Steel Works Ltd. (The)(a) 900 54,498
Jungheinrich AG (Preference) 18,464 555,342
Kanadevia Corp. 54,400 414,496
Kardex Holding AG (Registered) 62 22,119
Kawasaki Heavy Industries Ltd.(a) 10,000 205,290
KION Group AG 1,344 69,842
Kitz Corp. 22,400 299,324
Knorr-Bremse AG 947 110,032
Komatsu Ltd. 19,200 803,385
Kone OYJ, Class B 4,192 266,524
Konecranes OYJ 4,056 132,935
Krones AG 246 35,610
KSB SE & Co. KGaA (Preference) 224 250,413
Kubota Corp. 25,600 417,069
Kurita Water Industries Ltd. 2,500 134,472
Makita Corp. 3,700 138,551
Metso OYJ 9,888 170,275
MINEBEA MITSUMI, Inc. 6,400 127,588
MISUMI Group, Inc. 900 20,613
Mitsubishi Heavy Industries Ltd. 40,300 1,186,845
Mitsuboshi Belting Ltd.(a) 1,300 32,727
Mitsui E&S Co. Ltd. 3,100 111,078
Miura Co. Ltd. 2,100 43,272
Namura Shipbuilding Co. Ltd.(a) 3,200 82,703
NFI Group, Inc.* 4,826 77,154
NGK Corp. 6,200 196,281
Nitta Corp.(a) 6,400 181,947
Nomura Micro Science Co. Ltd. 3,100 72,305
Noritake Co. Ltd.(a) 19,200 422,705
NSK Ltd. 3,100 25,084
NTN Corp.(a) 41,600 101,461
OC Oerlikon Corp. AG Pfaeffikon
(Registered)(a) 76,320 333,269
OKUMA Corp. 1,400 39,980
OSG Corp.(a) 25,600 533,874
Palfinger AG 4,864 199,700
Pfeiffer Vacuum Technology AG 220 43,201
Rational AG 160 117,023
RENK Group AG 8 506

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 112
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Rotork plc 13,640 $ 57,235
Sandvik AB(a) 12,320 510,143
Schindler Holding AG 514 179,691
Schindler Holding AG (Registered) 359 120,271
Seatrium Ltd. 12,400 22,881
SFS Group AG 220 33,476
Shinmaywa Industries Ltd. 16,000 260,668
SKF AB, Class A 1,408 35,003
SKF AB, Class B(a) 5,568 138,178
SMC Corp. 700 339,849
Spirax Group plc 744 72,467
Stadler Rail AG(a) 3,295 95,894
Sulzer AG (Registered) 280 53,132
Sumitomo Heavy Industries Ltd. 3,300 110,958
Tadano Ltd.(a) 38,400 336,694
Takeuchi Manufacturing Co. Ltd. 1,500 67,196
Techtronic Industries Co. Ltd. 16,000 228,550
Tocalo Co. Ltd. 3,800 75,901
TOMRA Systems ASA 3,872 39,021
Trelleborg AB, Class B 1,209 48,977
Tsubakimoto Chain Co. 32,000 479,678
Tsugami Corp. 16,000 478,862
Valmet OYJ(a) 2,784 72,565
VAT Group AG(b) 352 262,408
Vesuvius plc 82,880 496,436
Volvo AB, Class A(a) 4,640 159,884
Volvo AB, Class B(a) 30,112 1,038,569
Wacker Neuson SE 9,344 210,232
Wartsila OYJ Abp 5,384 225,786
Weir Group plc (The) 3,392 122,329
YAMABIKO Corp.(a) 12,800 317,744
Yaskawa Electric Corp. 3,100 109,199
22,579,393
Marine Transportation -
0 .4%
AP Moller - Maersk A/S, Class A 31 72,705
AP Moller - Maersk A/S, Class B(a) 64 151,558
Hoegh Autoliners ASA 1,824 25,980
Iino Kaiun Kaisha Ltd.(a) 35,200 370,183
Kawasaki Kisen Kaisha Ltd.(a) 9,600 156,983
Kuehne + Nagel International AG
(Registered)(a) 576 134,563
Mitsui OSK Lines Ltd.(a) 7,500 284,053
MPC Container Ships ASA 145,376 342,554
Nippon Yusen KK(a) 9,600 347,292
NS United Kaiun Kaisha Ltd. 3,300 160,046
Odfjell SE, Class A 8,672 107,764
Pacific Basin Shipping Ltd. 288,000 112,498
SITC International Holdings Co. Ltd. 24,000 100,121
Stolt-Nielsen Ltd. 2,432 78,953
TS Lines Ltd.(a) 64,000 66,012
Wallenius Wilhelmsen ASA 2,952 37,635
2,548,900
Investments Shares Value
Media -
1 .0%
4imprint Group plc 1,023 $ 50,655
Atresmedia Corp. de Medios de
Comunicacion SA(a) 40,000 243,056
Canal+ SA* 256,800 800,498
CyberAgent, Inc. 6,300 50,193
Dentsu Group, Inc.* 3,200 60,976
Eutelsat Communications SACA*(a) 10,848 34,600
Hakuhodo DY Holdings, Inc. 12,700 85,056
Havas NV* 5,590 106,229
Informa plc 15,360 165,431
IPSOS SA 13,504 570,588
ITV plc 1,263,744 1,373,791
Lagardere SA 4,224 91,865
Metropole Television SA(a) 24,256 369,327
MFE-MediaForEurope NV, Class A(a) 118,880 404,690
MFE-MediaForEurope NV, Class
B(a) 9,383 40,615
ProSiebenSat.1 Media SE 19,232 91,323
Publicis Groupe SA 4,032 375,447
RTL Group SA(a) 434 16,673
Sanoma OYJ 3,895 42,355
SES SA, Class A, ADR(a) 16,160 133,264
SKY Perfect JSAT Corp. 3,100 68,249
Stroeer SE & Co. KGaA 13,216 576,093
Television Francaise 1 SA(a) 25,376 201,227
TX Group AG 205 32,504
WPP plc 19,392 70,409
6,055,114
Metals & Mining -
6 .0%
Acerinox SA(a) 63,200 1,032,725
Agnico Eagle Mines Ltd. 6,304 1,183,036
Aichi Steel Corp. 3,200 58,525
Alamos Gold, Inc., Class A 4,051 161,314
Alkane Resources Ltd.* 358,144 386,231
Alleima AB(a) 9,472 83,900
Allied Gold Corp.* 30,048 901,595
Almonty Industries, Inc.*(a) 4,128 89,256
Anglo American plc 13,386 652,369
Antofagasta plc 4,525 218,252
Aperam SA 16,192 861,949
ArcelorMittal SA 7,776 449,149
ARE Holdings, Inc. 25,600 576,676
Aris Mining Corp.* 71,136 1,268,960
Aurubis AG 738 158,685
AVZ Minerals Ltd.*‡(a) 111,012 3,192
B2Gold Corp. 26,232 118,334
Barrick Mining Corp. 21,632 848,211
Bekaert SA(a) 11,360 559,019
BHP Group Ltd. 56,288 2,173,955
BlueScope Steel Ltd. 7,968 170,655
Boliden AB(a) 5,088 264,027
Capricorn Metals Ltd.(a) 10,385 84,593
Capstone Copper Corp.*(a) 11,016 91,618
Catalyst Metals Ltd.* 71,008 263,935
Centerra Gold, Inc.(a) 75,392 1,309,431

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
113 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Champion Iron Ltd. 27,424 $ 92,076
Daido Steel Co. Ltd.(a) 64,000 744,533
Deterra Royalties Ltd.(a) 26,412 78,234
Discovery Silver Corp.* 8,060 49,624
Dowa Holdings Co. Ltd. 1,100 66,517
DPM Metals, Inc. 4,416 147,979
Eldorado Gold Corp. 2,510 77,397
Emerald Resources NL*(a) 21,402 88,937
Endeavour Mining plc 3,876 232,481
Endeavour Silver Corp.* 6,448 59,406
Equinox Gold Corp. 20,001 278,906
Eramet SA(a) 3,328 228,379
ERO Copper Corp.*(a) 4,268 110,094
Evolution Mining Ltd.(a) 28,481 243,669
Falcon Metals Ltd.* 1 — (f)
First Majestic Silver Corp.(a) 8,096 159,172
First Quantum Minerals Ltd.* 10,144 247,880
Fortescue Ltd.(a) 34,496 487,338
Fortuna Mining Corp.*(a) 108,736 1,046,537
Franco-Nevada Corp. 2,330 536,460
Fresnillo plc 1,023 44,970
G Mining Ventures Corp.* 1,550 53,614
Genesis Minerals Ltd.*(a) 24,769 103,463
Glencore plc 190,272 1,468,053
Granges AB 7,008 131,572
Grupa Kety SA 248 75,642
Hill & Smith plc 3,178 110,984
Hochschild Mining plc 117,568 995,288
Hudbay Minerals, Inc.(a) 6,045 139,544
IAMGOLD Corp.* 14,176 238,089
IGO Ltd.* 10,323 55,143
Iluka Resources Ltd.(a) 25,696 149,271
Ivanhoe Mines Ltd., Class A*(a) 11,392 92,067
Jastrzebska Spolka Weglowa SA* 27,552 214,835
JFE Holdings, Inc. 9,600 105,064
JX Advanced Metals Corp. 6,200 189,515
K92 Mining, Inc.* 5,700 104,527
KGHM Polska Miedz SA* 2,139 178,456
Kinross Gold Corp. 16,384 495,336
Kobe Steel Ltd. 9,700 119,250
Labrador Iron Ore Royalty Corp. 512 10,679
Lundin Gold, Inc. 1,287 86,320
Lundin Mining Corp.(a) 10,880 278,655
Lynas Rare Earths Ltd.* 14,347 196,084
Maruichi Steel Tube Ltd. 6,000 55,595
Mineral Resources Ltd.*(a) 1,267 58,034
Mitsui Kinzoku Co. Ltd. 700 189,177
Montage Gold Corp.* 2,496 24,610
Nanshan Aluminium International
Holdings Ltd. 9,600 47,499
NGEx Minerals Ltd.* 5,511 101,750
Nickel Industries Ltd.* 736,544 548,072
Nippon Light Metal Holdings Co. Ltd. 19,200 349,559
Nippon Steel Corp.(a) 121,675 444,367
Investments Shares Value
Metals & Mining
(continued)
Norsk Hydro ASA 25,216 $ 277,163
Northern Star Resources Ltd. 14,656 221,276
Novagold Resources, Inc.* 7,843 63,385
OceanaGold Corp. 6,752 208,647
OR Royalties, Inc. 651 23,929
Orla Mining Ltd.(a) 8,000 104,621
Outokumpu OYJ(a) 7,392 49,556
Pan African Resources plc(a) 755,520 1,433,187
Pan American Silver Corp. 6,208 324,197
Perenti Ltd. 295,232 392,676
Perpetua Resources Corp.* 1,344 37,058
Perseus Mining Ltd. 32,288 126,049
PLS Group Ltd.*(a) 34,752 150,409
Ramelius Resources Ltd.(a) 44,544 107,604
Regis Resources Ltd. 19,344 96,239
Resolute Mining Ltd.* 778,688 649,412
Rio Tinto Ltd.(a) 7,360 885,792
Rio Tinto plc 22,208 2,217,431
Salzgitter AG 8,544 481,483
Sandfire Resources Ltd.* 10,528 123,452
Seabridge Gold, Inc.*(a) 3,604 100,380
Silvercorp Metals, Inc.(a) 3,104 37,241
Sims Ltd. 3,162 47,012
Skeena Resources Ltd.* 1,023 29,771
South32 Ltd. 96,352 279,167
SSAB AB, Class A 6,150 54,800
SSAB AB, Class B(a) 12,333 110,961
SSR Mining, Inc.*(a) 6,112 175,668
Stanmore Resources Ltd.(a) 24,928 41,758
Sumitomo Metal Mining Co. Ltd. 5,000 300,660
Taseko Mines Ltd.* 2,336 16,716
Teck Resources Ltd., Class B 6,496 378,468
thyssenkrupp AG 14,272 168,841
Tokyo Steel Manufacturing Co. Ltd. 16,000 173,268
Torex Gold Resources, Inc. 3,456 142,039
UACJ Corp. 5,200 91,022
Vault Minerals Ltd. 29,664 95,758
voestalpine AG 1,393 71,735
Vulcan Energy Resources Ltd.*(a) 9,472 26,354
Wesdome Gold Mines Ltd.* 3,534 62,678
Westgold Resources Ltd.(a) 34,496 132,685
Wheaton Precious Metals Corp. 4,992 629,291
Yamato Kogyo Co. Ltd.(a) 1,300 99,177
Yodoko Ltd.(a) 59,400 507,935
Zijin Gold International Co. Ltd.*(a) 6,400 123,200
38,270,446
Multi-Utilities -
0 .8%
A2A SpA 30,429 86,560
ACEA SpA 2,387 62,554
AGL Energy Ltd. 16,800 115,711
Algonquin Power & Utilities Corp.(a) 1,333 8,344
Atco Ltd., Class I 1,953 97,729
Canadian Utilities Ltd., Class A 2,278 81,155
Centrica plc 103,840 303,089
E.ON SE 44,128 977,829

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 114
Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
Engie SA 37,568 $ 1,237,021
Hera SpA 19,893 93,762
Iren SpA 24,118 73,671
National Grid plc 63,232 1,127,479
REN - Redes Energeticas Nacionais
SGPS SA 6,188 27,402
Sembcorp Industries Ltd. 16,800 87,723
Telecom Plus plc 448 7,122
Veolia Environnement SA 13,664 576,066
4,963,217
Office REITs -
0 .1%
Champion REIT, REIT(a) 186,000 55,322
Colonial SFL Socimi SA, REIT(a) 1,488 9,513
Dexus, REIT 15,904 71,235
Gecina SA, REIT 207 17,447
Global One Real Estate Investment
Corp., REIT 48 37,400
Great Portland Estates plc, REIT 7,534 31,655
Ichigo Office REIT Investment Corp.,
REIT 41 23,704
Japan Prime Realty Investment
Corp., REIT 20 12,648
Japan Real Estate Investment Corp.,
REIT 30 22,897
Keppel REIT, REIT 48,555 34,122
Nippon Building Fund, Inc., REIT(a) 30 25,098
NIPPON REIT Investment Corp.,
REIT(a) 31 17,705
Orix JREIT, Inc., REIT 62 39,248
Precinct Properties Group, REIT 31 19
398,013
Oil, Gas & Consumable Fuels -
6 .1%
Advantage Energy Ltd.* 12,256 93,016
Aker BP ASA 4,416 171,179
Ampol Ltd. 2,356 59,573
ARC Resources Ltd. 11,744 278,004
Athabasca Oil Corp.* 24,448 214,825
Baytex Energy Corp. 35,232 178,347
Beach Energy Ltd.(a) 542,656 458,417
Birchcliff Energy Ltd.(a) 92,704 437,945
Bluenord ASA 8,480 536,917
Bollore SE(a) 12,457 78,470
BP plc 309,312 2,453,762
BRIGHTOIL*‡ 50,147 —
BW Energy Ltd.* 16,694 103,546
Cameco Corp. 5,280 647,751
Canadian Natural Resources Ltd. 41,184 1,961,921
Cenovus Energy, Inc. 25,472 743,705
China Aviation Oil Singapore Corp.
Ltd. 76,800 127,844
CMB Tech NV(a) 44,256 603,246
Cosmo Energy Holdings Co. Ltd.(a) 3,200 81,743
DCC plc(a) 1,376 103,586
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Deep Yellow Ltd.*(a) 25,823 $ 33,139
Denison Mines Corp.*(a) 27,187 103,866
DNO ASA 323,616 689,840
Enbridge, Inc. 25,056 1,386,907
ENEOS Holdings, Inc. 57,600 485,376
Energean plc(a) 56,800 689,627
Energy Fuels, Inc.*(a) 2,144 46,248
Eni SpA(a) 39,552 1,113,515
Equinor ASA 14,624 584,482
Equital Ltd.*(a) 1,728 74,279
Freehold Royalties Ltd.(a) 5,060 66,879
Galp Energia SGPS SA 7,616 178,322
Gaztransport Et Technigaz SA 423 102,713
Gibson Energy, Inc. 4,640 101,418
Harbour Energy plc 190,624 758,956
Idemitsu Kosan Co. Ltd. 22,400 192,760
Imperial Oil Ltd.(a) 2,304 308,013
Inpex Corp. 18,000 476,692
International Petroleum Corp.*(a) 4,092 115,385
Ithaca Energy plc 22,784 83,654
Itochu Enex Co. Ltd. 16,100 197,057
Iwatani Corp. 5,588 68,502
Japan Petroleum Exploration Co. Ltd. 6,400 92,913
Keyera Corp.(a) 3,108 119,835
Koninklijke Vopak NV 2,368 118,445
Mitsuuroko Group Holdings Co. Ltd.
(a) 12,800 162,956
Neste OYJ 4,544 156,552
New Hope Corp. Ltd.(a) 10,930 43,063
NexGen Energy Ltd.*(a) 12,320 154,419
North Atlantic Energies(a) 279 20,471
Oil Refineries Ltd. 655,488 334,833
Okeanis Eco Tankers Corp.(b) 7,456 412,771
OMV AG 3,392 239,336
ORLEN SA 12,864 471,120
Paladin Energy Ltd.*(a) 5,712 47,308
Paramount Resources Ltd., Class
A(a) 28,832 651,161
Paz Retail And Energy Ltd. 459 126,642
Pembina Pipeline Corp. 7,616 353,802
Peyto Exploration & Development
Corp.(a) 71,648 1,369,161
PrairieSky Royalty Ltd.(a) 3,853 97,125
Repsol SA 25,408 678,955
San-Ai Obbli Co. Ltd.(a) 6,400 94,139
Santos Ltd. 51,648 297,059
Secure Waste Infrastructure Corp.(a) 5,504 93,614
Shell plc 116,288 5,255,677
South Bow Corp.(a) 1,888 64,501
Strathcona Resources Ltd. 837 26,246
Suncor Energy, Inc. 25,056 1,713,476
Tamar Petroleum Ltd.(a)(b) 5,115 53,330
Tamarack Valley Energy Ltd. 22,848 213,859
TC Energy Corp. 12,256 820,128
Topaz Energy Corp. 3,731 86,456
TORM plc, Class A 20,000 641,120

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
115 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
TotalEnergies SE 41,504 $ 3,860,334
Tourmaline Oil Corp.(a) 6,368 307,850
United Energy Group Ltd.(a) 3,584,000 219,604
Var Energi ASA 1,547 7,804
Viva Energy Group Ltd.(b) 394,752 698,165
Whitecap Resources, Inc.(a) 29,920 352,375
Whitehaven Coal Ltd.(a) 19,584 118,412
Woodside Energy Group Ltd.(a) 20,384 491,678
Yellow Cake plc*(a)(b) 83,360 687,005
38,945,127
Paper & Forest Products -
0 .3%
Daio Paper Corp.(a) 51,200 311,372
Hokuetsu Corp.(a) 41,600 236,000
Holmen AB, Class B(a) 1,116 38,310
Mondi plc(a) 3,200 32,969
Navigator Co. SA (The)(a) 5,269 20,681
Nippon Paper Industries Co. Ltd.(a) 35,200 294,709
Oji Holdings Corp. 11,400 59,835
Semapa-Sociedade de Investimento
e Gestao(a) 5,030 136,890
Stella-Jones, Inc. 1,224 75,593
Stora Enso OYJ, Class R(a) 5,168 57,350
Svenska Cellulosa AB SCA, Class
A(a) 2,068 23,358
Svenska Cellulosa AB SCA, Class
B(a) 2,883 32,719
UPM-Kymmene OYJ(a) 9,248 276,308
West Fraser Timber Co. Ltd.(a) 1,105 69,819
1,665,913
Passenger Airlines -
0 .4%
Air Canada* 5,030 68,922
Air France-KLM*(a) 42,848 455,281
ANA Holdings, Inc. 3,200 53,124
Cathay Pacific Airways Ltd. 38,000 56,172
Deutsche Lufthansa AG (Registered) 14,272 122,717
easyJet plc 6,806 32,517
El Al Israel Airlines(a) 15,717 70,436
Exchange Income Corp. 1,581 116,214
International Consolidated Airlines
Group SA 69,536 351,877
Japan Airlines Co. Ltd. 3,100 48,546
JET2 plc 37,056 554,896
Norwegian Air Shuttle ASA 188,288 293,384
Qantas Airways Ltd. 20,064 121,314
Singapore Airlines Ltd. 32,099 158,535
Virgin Australia Holdings Ltd.*(a) 107,296 167,395
Wizz Air Holdings plc*(a)(b) 3,584 43,466
2,714,796
Personal Care Products -
0 .5%
Beiersdorf AG 1,088 90,080
Intercos SpA 31 441
Interparfums SA 10 277
Investments Shares Value
Personal Care Products
(continued)
Kao Corp.(a) 4,600 $ 171,254
Kobayashi Pharmaceutical Co. Ltd.
(a) 900 33,322
Kose Holdings Corp.(a) 700 24,908
L'Oreal SA 2,848 1,222,917
Noevir Holdings Co. Ltd.(a) 1,000 27,919
Pola Orbis Holdings, Inc.(a) 2,000 16,502
Puig Brands SA, Class B(a) 3,520 72,921
Rohto Pharmaceutical Co. Ltd. 3,900 57,254
Shiseido Co. Ltd.(a) 3,100 62,928
Unilever plc 25,543 1,491,450
3,272,173
Pharmaceuticals -
4 .1%
ALK-Abello A/S, Class B 2,158 80,763
Almirall SA 4,747 70,051
Astellas Pharma, Inc. 19,200 273,472
AstraZeneca plc 18,336 3,475,266
Bausch Health Cos., Inc.*(a) 95,424 546,141
Bayer AG (Registered) 18,208 812,706
Camurus AB* 702 40,290
Chugai Pharmaceutical Co. Ltd. 8,500 440,229
Daiichi Sankyo Co. Ltd. 22,400 370,010
Eisai Co. Ltd. 3,600 107,675
Faes Farma SA 15,680 89,300
Financiere de Tubize SA(a) 403 92,515
Galderma Group AG 1,280 268,095
GSK plc 80,992 2,122,430
H Lundbeck A/S, Class A 5,650 31,398
Haleon plc 94,048 434,510
Haw Par Corp. Ltd. 6,200 83,783
Hikma Pharmaceuticals plc 2,890 54,920
Hutchmed China Ltd.* 230 610
Ipsen SA 732 143,398
Kaken Pharmaceutical Co. Ltd. 1,500 39,054
Kissei Pharmaceutical Co. Ltd. 1,400 39,086
Kyowa Kirin Co. Ltd. 4,300 64,814
Laboratorios Farmaceuticos Rovi SA 424 39,491
Merck KGaA 1,056 136,323
Mochida Pharmaceutical Co. Ltd.(a) 900 19,326
Nippon Shinyaku Co. Ltd. 23,800 727,494
Novartis AG (Registered) 22,528 3,338,655
Novo Nordisk A/S, Class B 37,760 1,613,815
Ono Pharmaceutical Co. Ltd.(a) 9,600 141,269
Orion OYJ, Class A 352 28,119
Orion OYJ, Class B 1,248 100,575
Otsuka Holdings Co. Ltd. 6,500 472,863
Recordati Industria Chimica e
Farmaceutica SpA 1,628 94,799
Roche Holding AG 8,288 3,374,336
Roche Holding AG - BR 448 187,094
Sandoz Group AG 4,320 345,468
Sanofi SA 23,904 2,238,200
Santen Pharmaceutical Co. Ltd. 1,100 11,344
Sawai Group Holdings Co. Ltd.(a) 44,800 601,650
Shionogi & Co. Ltd. 10,500 212,406

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 116
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Sumitomo Pharma Co. Ltd.*(a) 3,200 $ 35,113
Takeda Pharmaceutical Co. Ltd. 19,200 645,697
Teva Pharmaceutical Industries Ltd.* 21,696 762,849
Towa Pharmaceutical Co. Ltd.(a) 9,600 242,596
Tsumura & Co. 29,700 691,967
UCB SA 1,344 364,505
Virbac SACA 132 57,524
26,163,994
Professional Services -
0 .6%
Adecco Group AG (Registered)(a) 933 21,379
AFRY AB 3,300 39,877
ALS Ltd.(a) 8,712 133,287
Arcadis NV(a) 1,152 49,189
BayCurrent, Inc. 1,400 45,206
Benefit Systems SA* 31 34,165
Bureau Veritas SA(a) 3,936 120,322
Computershare Ltd. 6,944 150,670
dip Corp.(a) 1,400 16,269
Experian plc 9,504 347,271
Funai Soken Holdings, Inc. 5,400 38,595
Hays plc 23 11
Hilan Ltd. 646 46,259
Intertek Group plc 2,240 144,186
JAC Recruitment Co. Ltd. 5,200 28,604
MEITEC Group Holdings, Inc. 2,400 48,121
Persol Holdings Co. Ltd.(a) 37,200 55,478
Randstad NV(a) 409 12,062
Recruit Holdings Co. Ltd. 16,600 773,618
RELX plc 20,096 732,386
SGS SA (Registered)(a) 1,943 210,288
SMS Co. Ltd. 2,000 22,705
Teleperformance SE(a) 76 5,130
Thomson Reuters Corp.(a) 1,664 158,857
Timee, Inc.*(a) 3,200 25,791
Transcosmos, Inc. 9,600 235,551
Wolters Kluwer NV 2,368 184,500
3,679,777
Real Estate Management & Development -
1 .8%
AFI Properties Ltd.*(a) 578 44,718
Africa Israel Residences Ltd.(a) 510 40,753
Airport City Ltd.* 1,928 35,854
Allreal Holding AG (Registered) 512 139,776
Altus Group Ltd.(a) 1,160 38,488
Amot Investments Ltd. 5,448 37,278
Aroundtown SA* 12,608 36,353
Atrium Ljungberg AB, Class B 3,960 12,691
Aura Investments Ltd.(a) 6,930 49,390
Azrieli Group Ltd.(a) 532 85,022
Big Shopping Centers Ltd. 287 75,732
Blue Square Real Estate Ltd.(a) 1,504 201,440
CA Immobilien Anlagen AG 586 18,697
Capitaland India Trust 6,200 5,112
CapitaLand Investment Ltd. 15,100 32,961
Investments Shares Value
Real Estate Management & Development
(continued)
Castellum AB(a) 5,643 $ 71,850
Catena AB 924 43,444
Cibus Real Estate AB publ(a) 3,503 55,620
City Developments Ltd. 15,500 99,313
CK Asset Holdings Ltd. 32,000 199,588
Colliers International Group, Inc. 726 75,742
CPI Europe AG* 8,864 162,207
CTP NV(b) 1,543 29,105
Daito Trust Construction Co. Ltd. 5,500 123,474
Daiwa House Industry Co. Ltd. 12,600 384,983
Deutsche EuroShop AG 4,448 102,998
Develia SA 155,424 449,648
Dios Fastigheter AB 7,480 51,379
Electra Real Estate Ltd.*(a) 1,476 27,819
Fabege AB(a) 5,412 45,188
Fastighets AB Balder, Class B*(a) 6,944 41,235
FastPartner AB, Class A 31 133
FirstService Corp. 590 78,896
G City Ltd. 31 109
Grand City Properties SA* 25,056 281,281
Great Eagle Holdings Ltd. 64,000 145,095
Hang Lung Group Ltd. 32,000 66,053
Hang Lung Properties Ltd. 73,983 86,886
Heiwa Real Estate Co. Ltd. 2,600 40,334
Henderson Land Development Co.
Ltd.(a) 32,239 126,672
Ho Bee Land Ltd. 36,600 61,501
Hufvudstaden AB, Class A 304 4,032
Hulic Co. Ltd.(a) 9,600 108,188
Hysan Development Co. Ltd. 192,000 480,383
Ichigo, Inc.(a) 97,800 312,051
International Workplace Group plc 29,497 74,072
Intershop Holding AG 350 75,903
Israel Canada T.R Ltd.(a) 12,240 85,203
Isras Holdings Ltd.(a) 1,188 136,420
Isras Investment Co. Ltd.(a) 477 137,890
LEG Immobilien SE 2,464 172,412
Lendlease Corp. Ltd.(a) 7 17
Leopalace21 Corp. 57,600 239,655
Lumo Kodit OYJ(a) 1,085 10,328
Mainstreet Equity Corp. 266 35,488
Mega Or Holdings Ltd., REIT(a) 864 176,947
Melisron Ltd. 460 68,139
Mitsubishi Estate Co. Ltd. 12,800 362,179
Mitsui Fudosan Co. Ltd. 32,000 348,068
Mivne Real Estate KD Ltd. 14,248 68,968
Mobimo Holding AG (Registered) 228 108,745
New World Development Co. Ltd.* 512,000 556,852
Nomura Real Estate Holdings, Inc. 7,000 45,429
NP3 Fastigheter AB(a) 1,462 41,165
Nyfosa AB(a) 1,798 13,021
Pandox AB, Class B 620 11,352
PEXA Group Ltd.*(a) 32 289
Prashkovsky Investments and
Construction Ltd.*(a) 1,312 70,219
Property & Building Corp. Ltd. 608 73,257

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
117 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
PSP Swiss Property AG (Registered) 696 $ 138,924
Relo Group, Inc.(a) 2,270 28,356
Sagax AB, Class B(a) 2,914 57,764
Savills plc 53,728 603,779
Sino Land Co. Ltd. 10,757 17,151
Starts Corp., Inc.(a) 12,800 392,483
StorageVault Canada, Inc. 31 100
Sumitomo Realty & Development
Co. Ltd. 12,800 395,587
Sun Frontier Fudousan Co. Ltd. 9,600 164,487
Sun Hung Kai Properties Ltd. 37,000 641,404
Swire Properties Ltd. 13,600 43,402
Swiss Prime Site AG (Registered) 987 170,758
TAG Immobilien AG 2,432 42,308
Tokyo Tatemono Co. Ltd.(a) 5,200 119,427
Tokyu Fudosan Holdings Corp. 11,200 95,594
Tosei Corp.(a) 25,600 266,610
UOL Group Ltd. 3,100 25,875
VGP NV(a) 465 47,619
Villar International Ltd. 640 40,128
Vonovia SE 9,568 257,136
Wallenstam AB, Class B(a) 4,248 17,980
Wharf Holdings Ltd. (The)(a) 17,000 56,119
Wharf Real Estate Investment Co.
Ltd.(a) 25,000 77,677
Wihlborgs Fastigheter AB 6,293 55,435
Yanlord Land Group Ltd.* 233,600 127,480
YH Dimri Construction &
Development Ltd.(a) 452 61,688
11,466,761
Residential REITs -
0 .1%
Advance Residence Investment
Corp., REIT(a) 64 65,917
Altarea SCA, REIT(a) 2,464 323,146
Boardwalk REIT, REIT(a) 552 27,529
Comforia Residential REIT, Inc.,
REIT 57 39,830
Daiwa Securities Living Investments
Corp., REIT 26 17,803
Grainger plc, REIT 47,392 103,231
Ingenia Communities Group, REIT 8,284 23,644
InterRent REIT, REIT 13 126
Killam Apartment REIT, REIT(a) 1,488 18,618
Mitsui Fudosan Accommodations
Fund, Inc., REIT(a) 40 33,362
UNITE Group plc (The), REIT(a) 17,248 108,703
Xior Student Housing NV, REIT(b) 651 21,077
782,986
Retail REITs -
0 .5%
AEON REIT Investment Corp., REIT 127 101,710
BWP Property Group Ltd., REIT(a) 14,098 39,631
CapitaLand China Trust, REIT 102,300 53,417
Carmila SA, REIT 23,616 470,393
Investments Shares Value
Retail REITs
(continued)
Choice Properties REIT, REIT(a) 3,957 $ 43,812
Eurocommercial Properties NV, REIT 15,245 498,940
First Capital REIT, REIT 2,774 47,670
Fortune REIT, REIT 62,000 38,464
Frasers Centrepoint Trust, REIT 12,749 23,425
Frontier Real Estate Investment
Corp., REIT(a) 31 16,934
Hammerson plc, REIT 20,709 92,638
HomeCo Daily Needs REIT, REIT(a)
(b) 94,816 86,573
Japan Metropolitan Fund Invest,
REIT 31 22,908
Kiwi Property Group Ltd., REIT 120,079 64,687
Klepierre SA, REIT 3,168 128,061
Lendlease Global Commercial REIT,
REIT 3,194 1,429
Link REIT, REIT 16,000 80,064
Primaris REIT, REIT(a) 21,440 297,240
Region Group, REIT 76,160 126,485
RioCan REIT, REIT 3,472 54,232
Scentre Group, REIT 65,280 174,122
Unibail-Rodamco-Westfield, REIT 2,528 305,740
Vicinity Ltd., REIT(a) 65,213 117,681
Waypoint REIT Ltd., REIT 33,326 59,180
2,945,436
Semiconductors & Semiconductor Equipment -
2 .6%
Advantest Corp. 8,200 1,478,779
AIXTRON SE 3,627 199,884
ASM International NV 480 467,681
ASML Holding NV 4,672 6,699,351
ASMPT Ltd. 3,100 64,543
BE Semiconductor Industries NV(a) 960 278,379
Camtek Ltd.*(a) 510 95,206
Disco Corp. 1,200 566,746
Elmos Semiconductor SE 410 88,303
Ferrotec Corp.(a) 16,000 768,833
Infineon Technologies AG 14,112 945,735
Japan Material Co. Ltd. 2,500 28,365
Kioxia Holdings Corp.* 1,200 287,623
Kokusai Electric Corp.(a) 3,100 126,172
Lasertec Corp. 1,100 299,665
Melexis NV(a) 495 41,430
Mitsui High-Tec, Inc. 9,300 38,220
Nordic Semiconductor ASA* 2,324 47,216
Nova Ltd.* 352 173,428
Renesas Electronics Corp. 18,400 377,147
Rohm Co. Ltd.(a) 6,200 134,441
Rorze Corp. 3,100 72,601
SCREEN Holdings Co. Ltd.(a) 2,600 169,733
Siltronic AG 4,000 373,968
Socionext, Inc.(a) 3,000 35,589
SOITEC*(a) 31 4,616
STMicroelectronics NV(a) 7,584 409,368
SUMCO Corp.(a) 3,100 48,981
Tokyo Electron Ltd. 5,400 1,529,664

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 118
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Tower Semiconductor Ltd.*(a) 1,608 $ 330,190
Ulvac, Inc. 1,000 62,295
16,244,152
Software -
0 .7%
Asseco Poland SA 1,271 63,753
Atoss Software SE 352 32,703
BlackBerry Ltd.*(a) 13,206 71,313
Bytes Technology Group plc(a) 10,594 43,360
Constellation Software, Inc. 256 465,297
Dassault Systemes SE 5,440 121,853
Descartes Systems Group, Inc.
(The)* 1,159 83,457
Freee KK*(a) 3,200 46,273
IRESS Ltd.(a) 2,263 10,917
Keel Infrastructure Corp.*(a) 9,856 29,761
Kinaxis, Inc.*(a) 520 53,616
Lightspeed Commerce, Inc.* 3,419 31,625
Nemetschek SE 884 64,085
Nice Ltd.* 288 29,033
Open Text Corp.(a) 3,936 89,038
Oracle Corp. Japan 800 44,129
QT Group OYJ* 217 4,890
Sage Group plc (The) 13,728 163,561
Sansan, Inc.* 3,400 27,229
SAP SE 12,480 2,130,071
Sinch AB*(b) 31 96
SiteMinder Ltd.*(a) 17,179 37,547
Systena Corp. 11,400 30,991
TeamViewer SE*(b) 58,464 325,486
Technology One Ltd.(a) 4,736 95,304
Temenos AG (Registered)(a) 779 73,612
Trend Micro, Inc. 1,200 41,934
Truecaller AB, Class B 32 42
Vitec Software Group AB, Class B 1 27
Vobile Group Ltd.*(a)(b) 31,000 12,386
WiseTech Global Ltd.(a) 2,528 77,644
4,301,033
Specialized REITs -
0 .0% (d)
Abacus Storage King, REIT(a) 51,832 52,916
Arena REIT, REIT(a) 576 1,371
Big Yellow Group plc, REIT 1,952 23,925
Keppel DC REIT, REIT 24,747 45,664
National Storage REIT, REIT 10,247 20,628
Safestore Holdings plc, REIT(a) 10,560 95,926
240,430
Specialty Retail -
1 .3%
ABC-Mart, Inc. 2,100 35,754
and ST HD Co. Ltd.(a) 9,600 183,662
AOKI Holdings, Inc.(a) 9,600 95,139
Aoyama Trading Co. Ltd.(a) 57,600 290,012
ARCLANDS Corp.(a) 19,218 218,051
Aritzia, Inc.* 1,728 182,017
Investments Shares Value
Specialty Retail
(continued)
Autobacs Seven Co. Ltd.(a) 2,100 $ 20,437
Avolta AG 1,920 105,569
Bic Camera, Inc.(a) 4,200 43,433
Bilia AB, Class A(a) 19,296 261,955
Carasso Motors Ltd.*(a) 7,744 83,627
CECONOMY AG* 43,776 224,919
Currys plc 354,112 600,038
DCM Holdings Co. Ltd. 35,200 328,178
Delek Automotive Systems Ltd. 31 236
Douglas AG* 8,160 97,444
Dunelm Group plc 5,632 57,551
Eagers Automotive Ltd.(a) 5,709 98,508
Fast Retailing Co. Ltd. 2,300 1,080,100
Fielmann Group AG 152 7,578
Fox Wizel Ltd.(a) 864 93,039
H & M Hennes & Mauritz AB, Class
B(a) 2,821 50,188
Hornbach Holding AG & Co. KGaA 3,072 291,532
Hour Glass Ltd. (The) 19,200 35,429
IDOM, Inc.(a) 19,200 161,486
Industria de Diseno Textil SA(a) 13,440 797,434
JB Hi-Fi Ltd.(a) 1,722 95,304
JD Sports Fashion plc 40,083 36,656
Joyful Honda Co. Ltd. 2,000 26,215
Kingfisher plc 23,840 92,779
Kohnan Shoji Co. Ltd.(a) 7,900 204,173
Komeri Co. Ltd. 9,600 204,307
K's Holdings Corp. 9,600 110,822
Leon's Furniture Ltd. 6,784 130,835
Lovisa Holdings Ltd.(a) 1,530 26,015
Luk Fook Holdings International Ltd. 128,672 366,614
Modivo SA* 952 20,837
Nextage Co. Ltd.(a) 3,100 67,458
Nitori Holdings Co. Ltd.(a) 5,500 77,794
Nojima Corp. 9,300 72,344
Pets at Home Group plc 174,976 427,979
Premier Investments Ltd.(a) 491 4,338
Sanrio Co. Ltd.(a) 13,000 75,907
Shimamura Co. Ltd. 3,000 62,678
Super Retail Group Ltd.(a) 5,324 45,282
Temple & Webster Group Ltd.*(a) 1,302 5,279
USS Co. Ltd. 3,600 38,939
Watches of Switzerland Group plc*(c) 73,280 509,832
Yamada Holdings Co. Ltd. 21,700 72,326
Yellow Hat Ltd. 3,100 30,010
Zalando SE*(b) 3,089 76,203
ZOZO, Inc. 8,400 56,499
8,380,741
Technology Hardware, Storage & Peripherals -
0 .3%
Brother Industries Ltd. 4,000 76,169
Canon, Inc.(a) 19,200 490,950
Elecom Co. Ltd.(a) 1,600 16,551
FUJIFILM Holdings Corp. 12,800 236,061
Konica Minolta, Inc. 195,200 621,581

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
119 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Logitech International SA
(Registered) 2,048 $ 200,963
Ricoh Co. Ltd. 9,600 80,651
Seiko Epson Corp. 3,100 41,474
Sun Corp.*(a) 3,200 177,046
Toshiba TEC Corp. 1,100 18,918
1,960,364
Textiles, Apparel & Luxury Goods -
1 .3%
adidas AG 1,792 309,850
Asics Corp. 9,400 265,855
Brunello Cucinelli SpA(a) 660 64,074
Burberry Group plc* 4,681 73,645
Cie Financiere Richemont SA
(Registered) 6,240 1,184,886
Coats Group plc 42,191 47,642
Crystal International Group Ltd.(b) 75,500 63,417
Delta Galil Ltd.(a) 272 15,755
Gildan Activewear, Inc.(a) 2,545 157,625
Goldwin, Inc. 3,000 42,002
Gunze Ltd. 3,200 73,718
Hermes International SCA 384 731,308
HUGO BOSS AG 15,424 652,619
Japan Wool Textile Co. Ltd. (The) 25,600 291,605
Kering SA 832 227,061
Kurabo Industries Ltd.(a) 6,400 387,173
LPP SA 19 114,542
LVMH Moet Hennessy Louis Vuitton
SE 3,104 1,643,614
Moncler SpA 1,856 111,559
New Wave Group AB, Class B 3,468 36,116
Pandora A/S 960 72,911
Puma SE 39,168 1,193,678
Salvatore Ferragamo SpA*(a) 8,153 70,773
Samsonite Group SA(b) 48,000 87,437
Stella International Holdings Ltd.(a) 208,000 394,559
Swatch Group AG (The)(a) 93 21,494
Swatch Group AG (The) (Registered)
(a) 1,767 81,792
Wacoal Holdings Corp. 700 20,638
Yue Yuen Industrial Holdings Ltd.(a) 16,000 29,718
8,467,066
Tobacco -
0 .6%
British American Tobacco plc 44,448 2,611,013
Imperial Brands plc 15,776 600,456
Japan Tobacco, Inc. 12,800 479,066
3,690,535
Trading Companies & Distributors -
2 .7%
AddTech AB, Class B 2,432 87,639
Azelis Group NV(a) 88,160 1,166,534
Beijer Ref AB, Class B(a) 3,876 54,127
Bossard Holding AG (Registered),
Class A(a) 38 7,750
Investments Shares Value
Trading Companies & Distributors
(continued)
Brenntag SE 1,792 $ 130,499
Bufab AB 4,840 62,044
Bunzl plc 3,488 114,795
Diploma plc 1,863 175,689
DKSH Holding AG 660 50,299
Finning International, Inc.(a) 2,560 187,105
Grafton Group plc 3,744 44,547
Hanwa Co. Ltd. 78,000 802,872
Howden Joinery Group plc 9,212 97,263
IMCD NV(a) 768 90,225
Inaba Denki Sangyo Co. Ltd. 43,400 730,880
Inabata & Co. Ltd.(a) 16,000 394,627
ITOCHU Corp. 144,000 1,780,875
Kanamoto Co. Ltd.(a) 12,800 379,005
Kanematsu Corp. 67,200 922,845
Marubeni Corp. 35,200 1,363,928
Mitani Corp. 12,800 211,393
Mitsubishi Corp.(a) 44,400 1,413,841
Mitsui & Co. Ltd. 54,400 2,046,791
MonotaRO Co. Ltd.(a) 2,400 28,456
Nagase & Co. Ltd. 8,800 66,124
Nishio Holdings Co. Ltd. 6,700 184,276
Redox Ltd.(a) 10,323 24,269
Reece Ltd.(a) 3,087 30,428
Rexel SA 4,864 204,036
Richelieu Hardware Ltd.(a) 899 26,235
RS GROUP plc 16,480 134,811
Russel Metals, Inc.(a) 19,712 765,685
SGH Ltd. 3,320 92,469
Sojitz Corp. 3,899 145,804
Sumitomo Corp. 25,600 954,047
Toromont Industries Ltd.(a) 1,038 161,080
Toyota Tsusho Corp. 16,000 622,928
Travis Perkins plc(a) 86,048 610,355
Trusco Nakayama Corp.(a) 12,800 176,679
Yamazen Corp.(a) 3,200 31,468
Yuasa Co. Ltd. 6,400 243,821
16,818,544
Transportation Infrastructure -
0 .3%
Aena SME SA(a)(b) 8,000 218,093
Aeroports de Paris SA(a) 704 85,060
Atlas Arteria Ltd.(a) 19 66
Auckland International Airport Ltd.(a) 18,188 88,343
Dalrymple Bay Infrastructure Ltd.(a) 15,200 59,230
Enav SpA(b) 12,657 73,940
Flughafen Zurich AG (Registered) 320 90,675
Fraport AG Frankfurt Airport Services
Worldwide* 890 72,820
Getlink SE(a) 5,376 120,261
Hutchison Port Holdings Trust, Class
U 268,800 56,448
Japan Airport Terminal Co. Ltd.(a) 3,200 103,062
Mitsubishi Logistics Corp. 8,500 75,803
Port of Tauranga Ltd. 5,225 25,533
Qube Holdings Ltd. 31,840 115,372

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 120
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
SATS Ltd. 8,200 $ 21,248
Transurban Group 43,392 436,753
1,642,707
Water Utilities -
0 .1%
Pennon Group plc 15,488 115,647
Severn Trent plc 3,008 133,618
United Utilities Group plc 8,160 161,555
410,820
Wireless Telecommunication Services -
0 .6%
1&1 AG 2,635 69,702
Airtel Africa plc(b) 17,896 86,232
Cellcom Israel Ltd. 4,930 60,570
Freenet AG 2,356 75,007
KDDI Corp. 35,200 580,096
Partner Communications Co. Ltd. 775 10,304
Rogers Communications, Inc., Class
B 6,304 229,030
SoftBank Corp. 384,000 543,758
SoftBank Group Corp. 44,000 1,465,403
StarHub Ltd. 49,600 41,283
Tele2 AB, Class B 8,052 164,880
Vodafone Group plc 358,400 571,021
3,897,286
Total Common Stocks
(Cost $386,558,586) 618,415,532
CLOSED END FUNDS -
0 .1%
Independent Power and Renewable Electricity Producers
-
0 .1%
Renewables Infrastructure Group
Ltd. (The)
(Cost $1,013,624) 885,856 832,390
Number
of Rights
RIGHTS - 0 .0% (d)
IT Services - 0.0%(d)
NEXTDC Ltd., expiring 5/11/2026,
price 12.70 AUD*
(Cost $–) 1,854 2,053
Number of
Warrants
WARRANTS - 0 .0%
Construction & Engineering - 0.0%
Webuild SpA, expiring 8/31/2030*‡(a) 10,785 —
Investments
Number of
Warrants Value
Software - 0.0%
Constellation Software, Inc., expiring
3/31/2040*‡ 280 —
Total Warrants
(Cost $–) —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .9% (g)
REPURCHASE AGREEMENTS - 1 .9%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$3,934,120, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $45,730,761 $ 3,933,725 $ 3,933,725
MetLife, Inc.
3.64%, dated 4/30/2026, due
5/1/2026, repurchase price
$6,000,607, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.25%,
maturing 11/15/2034 - 8/15/2046;
total market value $6,106,398 6,000,000 6,000,000
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$50,005, collateralized by various
Common Stocks; total market
value $57,087 50,000 50,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$2,000,209, collateralized by
various Common Stocks; total
market value $2,251,512 2,000,000 2,000,000
11,983,725
Total Securities Lending Reinvestments
(Cost $11,983,725) 11,983,725
Total Investments - 99.6%
(Cost $399,555,935) 631,233,700
Other assets less liabilities - 0.4% 2,370,341
NET ASSETS - 100.0% $633,604,041
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
121 FLEXSHARES SEMIANNUAL REPORT
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $97,038,148, collateralized in
the form of cash with a value of $11,983,725 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $38,866,368 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – June 30, 2120 and
$51,687,516 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
February 15, 2056; a total value of $102,537,609.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $884,290 or 0.14% of net assets.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of April 30, 2026 in accordance
with procedures approved by the Board of Trustees.
Total value of all such securities at April 30, 2026
amounted to $0, which represents approximately 0.00%
of net assets of the Fund.
(f) Amount less than one dollar.
(g) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $11,983,725.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
CHDI — Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA — Dutch Certification
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 122
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 235,127,909
Aggregate gross unrealized depreciation (12,474,807)
Net unrealized appreciation $ 222,653,102
Federal income tax cost $ 409,088,337
Futures Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE Index 81 06/19/2026 USD $ 12,336,705 $ 501,352
S&P/TSX 60 Index 6 06/18/2026 CAD 1,749,350 72,722
$ 574,074
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
GBP 203,203 Toronto-Dominion Bank (The) USD 272,019 06/17/2026 $ 4,081
JPY 30,000,000 JPMorgan Chase Bank NA USD 190,325 06/17/2026 1,852
USD 191,903 Bank of Montreal CAD 260,000 06/17/2026 517
USD 645,147 UBS AG CHF 500,000 06/17/2026 2,660
Total unrealized appreciation $ 9,110
USD 155,183 Bank of Montreal DKK 1,000,000 06/17/2026 $ (2,207)
USD 2,319,939 Toronto-Dominion Bank (The) EUR 2,000,000 06/17/2026 (31,068)
USD 533,901 Bank of Montreal GBP 400,000 06/17/2026 (9,595)
USD 661,397 Toronto-Dominion Bank (The) GBP 500,000 06/17/2026 (17,973)
USD 946,284 Citibank NA JPY 150,000,000 06/17/2026 (14,602)
Total unrealized depreciation $ (75,445)
Net unrealized depreciation $ (66,335)
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
123 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 5 .1%
Austria 0 .4
Belgium 1 .2
Brazil 0 .1
Burkina Faso 0 .0
†
Canada 10 .2
Chile 0 .1
Colombia 0 .2
Democratic Republic of the Congo 0 .0
†
Denmark 1 .1
Faroe Islands 0 .0
†
Finland 0 .8
France 6 .9
Gabon 0 .0
†
Georgia 0 .2
Germany 6 .5
Greece 0 .1
Guernsey 0 .1
Hong Kong 1 .9
India 0 .0
†
Indonesia 0 .2
Ireland 0 .4
Israel 1 .6
Italy 2 .7
Ivory Coast 0 .0
†
Japan 26 .5
Jersey 0 .1
Liechtenstein 0 .0
†
Luxembourg 0 .3
Macao 0 .1
Mexico 0 .0
†
Netherlands 2 .9
New Zealand 0 .2
Nigeria 0 .0
†
Norway 1 .3
Peru 0 .2
Poland 0 .9
Portugal 0 .3
Singapore 1 .1
South Africa 0 .3
South Korea 0 .0
†
Spain 2 .8
Sweden 2 .9
Switzerland 2 .9
Taiwan 0 .0
†
Tanzania 0 .0
†
Turkey 0 .0
†
United Kingdom 9 .9
United States 5 .2
Zambia 0 .0
†
Other
1
2 .3
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 124
Security Type % of Net Assets
Common Stocks 97 .6%
Closed End Funds 0 .1
Rights 0 .0
†
Warrants –
Securities Lending Reinvestments 1 .9
Others
(1)
0 .4
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

125 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .6%
Aerospace & Defense -
0 .5%
AECC Aero-Engine Control Co. Ltd.,
Class A 4,600 $ 13,954
AECC Aviation Power Co. Ltd., Class
A 4,700 31,809
Aselsan Elektronik Sanayi ve Ticaret
A/S 17,202 159,991
AviChina Industry & Technology Co.
Ltd., Class H(a) 52,000 22,835
Baimtec Material Co. Ltd., Class A 1,935 16,262
Bharat Dynamics Ltd.(b) 1,410 20,265
Bharat Electronics Ltd. 49,068 222,971
Colt CZ Group SE 460 23,560
Data Patterns India Ltd. 920 39,564
Embraer SA 9,400 145,347
Garden Reach Shipbuilders &
Engineers Ltd. 276 8,522
Hanwha Aerospace Co. Ltd. 491 469,085
Hanwha Systems Co. Ltd. 945 74,736
Hindustan Aeronautics Ltd.(b) 2,773 126,762
Korea Aerospace Industries Ltd. 987 112,462
Kuang-Chi Technologies Co. Ltd.,
Class A* 3,200 18,347
LIG Defense & Aerospace Co. Ltd. 153 97,069
Mazagon Dock Shipbuilders Ltd. 1,034 29,776
SNT Dynamics Co. Ltd. 2,162 87,168
United Aircraft Corp. PAO*‡ 25,155,036 —
Zen Technologies Ltd. 1,440 25,353
1,745,838
Air Freight & Logistics -
0 .3%
Abu Dhabi Aviation Co. 99,123 143,035
Agility Global plc 168,495 68,813
Agility Public Warehousing Co.
KSCC 14,265 6,680
Blue Dart Express Ltd. 360 20,731
CJ Logistics Corp. 3,357 228,825
Delhivery Ltd.* 7,452 36,670
Hyundai Glovis Co. Ltd. 799 122,285
J&T Global Express Ltd.* 84,600 105,834
JD Logistics, Inc.*(b) 53,100 102,353
Kerry TJ Logistics Co. Ltd. 4,000 3,819
SAL Saudi Logistics Services 314 13,764
SF Holding Co. Ltd., Class A 9,400 51,033
Sinotrans Ltd., Class A 4,700 4,127
Sinotrans Ltd., Class H 47,000 30,598
Xiamen Xiangyu Co. Ltd., Class A 13,800 14,600
YTO Express Group Co. Ltd., Class A 4,700 14,787
YUNDA Holding Group Co. Ltd.,
Class A 13,800 15,873
ZTO Express Cayman, Inc. 9,400 234,587
1,218,414
Investments Shares Value
Automobile Components -
1 .3%
Apollo Tyres Ltd. 4,921 $ 21,174
Asahi India Glass Ltd. 2,401 21,154
Autel Intelligent Technology Corp.
Ltd., Class A 3,060 15,166
Balkrishna Industries Ltd. 585 13,318
Banco Products India Ltd. 1,935 12,610
Belrise Industries Ltd. 8,460 18,961
Bharat Forge Ltd. 4,042 80,130
Bosch Ltd. 147 55,748
CALB Group Co. Ltd., Class H*(b) 4,500 20,335
Ceat Ltd. 799 29,002
Cheng Shin Rubber Industry Co. Ltd. 35,000 34,465
CIE Automotive India Ltd. 1,715 8,560
Depo Auto Parts Ind Co. Ltd. 51,200 201,184
DN Automotive Corp. 7,661 248,187
Endurance Technologies Ltd.(b) 350 8,594
Exide Industries Ltd. 8,016 30,451
Fras-Le SA 4,700 20,395
Fuyao Glass Industry Group Co. Ltd.,
Class A 600 5,169
Fuyao Glass Industry Group Co. Ltd.,
Class H(b) 9,200 69,877
Gabriel India Ltd. 1,485 16,046
Hankook & Co. Co Ltd. 8,648 145,474
Hankook Tire & Technology Co. Ltd. 1,410 56,278
Hanon Systems* 6,289 17,936
Hesai Group, ADR*(a) 1,104 25,039
HL Mando Co. Ltd. 11,092 427,018
Hota Industrial Manufacturing Co.
Ltd.* 5,517 8,967
Hu Lane Associate, Inc. 23,751 80,583
Huayu Automotive Systems Co. Ltd.,
Class A 4,700 12,834
Hyundai Mobis Co. Ltd. 1,457 417,493
Hyundai Wia Corp. 5,640 314,474
JBM Auto Ltd. 2,385 15,835
JK Tyre & Industries Ltd. 49,444 211,552
Kenda Rubber Industrial Co. Ltd. 14,500 7,894
Kumho Tire Co., Inc.* 49,914 195,860
Minda Corp. Ltd. 3,724 20,406
Minieye Technology Co. Ltd., Class
H*(a) 3,800 4,565
Minth Group Ltd. 16,000 69,607
Motherson Sumi Wiring India Ltd. 45,189 19,301
MRF Ltd. 49 66,964
Nan Kang Rubber Tire Co. Ltd. 153,321 161,864
Nexteer Automotive Group Ltd. 17,000 10,438
Ningbo Tuopu Group Co. Ltd., Class
A 2,465 21,693
Samhyun Co. Ltd. 450 16,232
Samvardhana Motherson
International Ltd. 59,713 76,257
Schaeffler India Ltd. 574 24,945
Sebang Global Battery Co. Ltd. 1,739 77,383

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 126
Investments Shares Value
COMMON STOCKS (continued)
Automobile Components
(continued)
Sensteed Hi-tech Group, Class A* 13,300 $ 7,474
Shandong Linglong Tyre Co. Ltd.,
Class A 9,000 17,411
Shanghai Daimay Automotive Interior
Co. Ltd., Class A 13,800 22,092
Shenzhen VMAX New Energy Group
Co. Ltd., Class A 3,420 16,425
Shriram Pistons & Rings Ltd. 368 13,536
SKF India Ltd. 385 6,957
SL Corp. 5,405 229,217
SNT Holdings Co. Ltd. 1,504 62,971
SNT Motiv Co. Ltd. 4,418 104,254
Sona Blw Precision Forgings Ltd.(b) 6,030 38,579
Sundram Fasteners Ltd. 322 2,871
Tianneng Power International Ltd. 250,000 183,182
Tong Yang Industry Co. Ltd. 9,072 21,417
Tube Investments of India Ltd. 1,645 51,092
TVS Holdings Ltd. 150 22,533
TYC Brother Industrial Co. Ltd. 62,795 61,339
UNO Minda Ltd. 4,214 49,393
WeRide, Inc., ADR*(a) 3,510 27,097
ZF Commercial Vehicle Control
Systems India Ltd. 92 14,248
4,389,506
Automobiles -
1 .7%
BAIC BluePark New Energy
Technology Co. Ltd., Class A* 5,000 5,202
BAIC Foton Motor Co. Ltd., Class A* 40,500 20,921
Bajaj Auto Ltd. 893 94,029
Brilliance China Automotive Holdings
Ltd. 94,000 32,518
BYD Co. Ltd., Class A 7,000 105,487
BYD Co. Ltd., Class H(a) 48,300 631,977
China Automotive Engineering
Research Institute Co. Ltd., Class
A 4,700 11,073
China Motor Corp. 94,000 160,501
Chongqing Changan Automobile Co.
Ltd., Class A 7,908 11,028
Chongqing Changan Automobile Co.
Ltd., Class B 18,990 9,284
DongFeng Automobile Co. Ltd.,
Class A 13,800 13,550
DRB-Hicom Bhd. 263,200 78,201
Eicher Motors Ltd. 2,162 161,933
Ford Otomotiv Sanayi A/S 12,282 26,638
Geely Automobile Holdings Ltd. 141,000 412,178
Great Wall Motor Co. Ltd., Class A 4,700 13,680
Great Wall Motor Co. Ltd., Class H 41,000 60,712
Guangzhou Automobile Group Co.
Ltd., Class A 4,100 4,218
Guangzhou Automobile Group Co.
Ltd., Class H(a) 14,000 5,040
Hero MotoCorp Ltd. 1,833 98,473
Investments Shares Value
Automobiles
(continued)
Hyundai Motor Co. 3,431 $ 1,228,331
Hyundai Motor Co. (2nd Preference) 893 149,315
Hyundai Motor Co. (3rd Preference) 104 16,934
Hyundai Motor Co. (Preference) 470 78,904
Hyundai Motor India Ltd. 1,426 27,308
Kia Corp. 5,875 601,284
Li Auto, Inc., Class A*(a) 14,100 121,584
Mahindra & Mahindra Ltd. 13,536 441,746
Maruti Suzuki India Ltd. 1,786 250,531
NIO, Inc., Class A* 22,560 141,688
Ola Electric Mobility Ltd.* 18,584 7,158
SAIC Motor Corp. Ltd., Class A 11,800 23,795
Sanyang Motor Co. Ltd. 21,700 38,011
Seres Group Co. Ltd., Class A 2,200 28,572
Tata Motors Passenger Vehicles Ltd. 45,684 164,395
Tofas Turk Otomobil Fabrikasi A/S 2,655 17,304
TVS Motor Co. Ltd. 3,478 127,993
XPeng, Inc., Class A*(a) 18,800 146,392
Yadea Group Holdings Ltd.(b) 12,000 18,428
Yulon Motor Co. Ltd. 235,000 200,256
Zhejiang Leapmotor Technology Co.
Ltd., Class H*(b) 9,600 58,112
5,844,684
Banks -
11 .8%
Absa Group Ltd.(a) 19,505 272,159
Abu Dhabi Commercial Bank PJSC 74,918 281,486
Abu Dhabi Islamic Bank* 197,259 164,812
Abu Dhabi Islamic Bank PJSC 20,445 122,016
AFFIN Bank Bhd.* 7,554 4,793
Agricultural Bank of China Ltd., Class
A 282,000 285,563
Agricultural Bank of China Ltd., Class
H 658,000 510,693
Ahli Bank QSC 29,516 30,408
Ajman Bank PJSC 340,609 133,539
Akbank TAS 69,842 113,145
Al Ahli Bank of Kuwait KSCP 14,692 13,330
Al Rajhi Bank 39,550 722,878
Al Rayan Bank 84,788 50,416
Alinma Bank 36,772 238,447
Alliance Bank Malaysia Bhd. 30,847 36,195
Alpha Bank SA 50,290 200,575
AMMB Holdings Bhd. 61,100 94,615
Arab National Bank 21,761 125,095
AU Small Finance Bank Ltd.(b) 7,044 75,398
Axis Bank Ltd. 31,725 423,930
Banco BBVA Peru SA 128,588 66,632
Banco Bradesco SA 34,400 115,440
Banco Bradesco SA (Preference) 126,900 492,074
Banco de Bogota SA 2,792 29,197
Banco de Chile 1,085,841 202,829
Banco de Credito e Inversiones SA 2,162 145,566
Banco del Bajio SA(b) 13,800 43,090
Banco do Brasil SA 42,300 188,560

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
127 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Banco do Estado do Rio Grande do
Sul SA (Preference), Class B 70,500 $ 221,020
Banco Itau Chile SA 1,943 39,590
Banco Santander Brasil SA 9,400 54,788
Banco Santander Chile 1,543,010 122,942
Bandhan Bank Ltd.(b) 11,877 24,992
Bangkok Bank PCL, NVDR 14,100 70,289
Bank AlBilad 12,126 81,023
Bank Al-Jazira 8,970 28,126
Bank Central Asia Tbk. PT 719,100 243,023
Bank Islam Malaysia Bhd. 44,100 25,984
Bank Jago Tbk. PT* 133,400 10,057
Bank Mandiri Persero Tbk. PT 817,880 207,423
Bank Negara Indonesia Persero Tbk.
PT 329,000 70,704
Bank OCBC Nisp Tbk. PT 1,311,300 100,374
Bank of Baroda 28,761 79,834
Bank of Beijing Co. Ltd., Class A 50,900 39,477
Bank of Changsha Co. Ltd., Class A 9,400 13,714
Bank of Chengdu Co. Ltd., Class A 10,600 29,704
Bank of China Ltd., Class H 1,880,000 1,214,335
Bank of Chongqing Co. Ltd., Class A 10,000 15,365
Bank of Communications Co. Ltd.,
Class A 46,400 46,171
Bank of Communications Co. Ltd.,
Class H 194,000 177,067
Bank of Hangzhou Co. Ltd., Class A 14,100 35,902
Bank of India 21,338 31,445
Bank of Jiangsu Co. Ltd., Class A 41,780 69,087
Bank of Lanzhou Co. Ltd., Class A 32,200 10,508
Bank of Maharashtra 28,294 23,362
Bank of Nanjing Co. Ltd., Class A 26,000 44,705
Bank of Ningbo Co. Ltd., Class A 11,950 58,057
Bank of Shanghai Co. Ltd., Class A 16,800 23,060
Bank of the Philippine Islands 55,930 81,427
Bank of Xi'an Co. Ltd., Class A 4,900 2,646
Bank Pan Indonesia Tbk. PT 1,283,100 75,607
Bank Rakyat Indonesia Persero Tbk.
PT 1,457,000 251,671
Banque Saudi Fransi 26,837 138,174
BDO Unibank, Inc. 55,834 103,721
BNK Financial Group, Inc. 8,037 101,492
BOC Hong Kong Holdings Ltd. 87,000 496,651
Boubyan Bank KSCP 18,396 40,621
Burgan Bank SAK 36,468 23,838
Canara Bank 46,706 66,260
Capitec Bank Holdings Ltd. 1,316 340,834
Central Bank of India Ltd. 22,724 8,720
Chang Hwa Commercial Bank Ltd. 172,705 115,284
China Banking Corp. 27,990 27,364
China CITIC Bank Corp. Ltd., Class A 23,700 29,167
China CITIC Bank Corp. Ltd., Class
H 188,000 196,789
China Construction Bank Corp.,
Class A 38,600 56,203
Investments Shares Value
Banks
(continued)
China Construction Bank Corp.,
Class H 2,303,000 $ 2,581,183
China Everbright Bank Co. Ltd.,
Class A 64,400 29,403
China Everbright Bank Co. Ltd.,
Class H 53,000 20,906
China Merchants Bank Co. Ltd.,
Class A 37,600 210,569
China Merchants Bank Co. Ltd.,
Class H 90,500 544,126
China Minsheng Banking Corp. Ltd.,
Class A 47,400 25,664
China Minsheng Banking Corp. Ltd.,
Class H 164,500 74,756
China Zheshang Bank Co. Ltd.,
Class A 14,100 6,128
China Zheshang Bank Co. Ltd.,
Class H 60,900 18,969
Chongqing Rural Commercial Bank
Co. Ltd., Class A 18,800 20,028
Chongqing Rural Commercial Bank
Co. Ltd., Class H 46,000 40,811
CIMB Group Holdings Bhd. 202,140 389,876
City Union Bank Ltd. 15,566 44,295
CNPC Capital Co. Ltd., Class A 14,700 20,307
Commercial Bank PSQC (The) 73,414 86,802
Commercial International Bank -
Egypt (CIB) 62,657 157,753
Commercial International Bank -
Egypt (CIB) (Registered), GDR(b) 440 1,094
Credicorp Ltd. 1,504 487,552
Credit Bank of Moscow PJSC*‡ 229,590 —
CTBC Financial Holding Co. Ltd. 455,271 751,493
Doha Bank QPSC 832,746 617,527
Dubai Islamic Bank PJSC 70,876 137,781
Dukhan Bank 60,113 57,240
E.Sun Financial Holding Co. Ltd. 221,092 222,247
Emirates NBD Bank PJSC 59,502 469,808
Eurobank SA 60,395 260,715
Far Eastern International Bank 121,884 47,123
Federal Bank Ltd. 25,897 78,294
First Abu Dhabi Bank PJSC 106,733 510,287
First Financial Holding Co. Ltd. 141,000 128,386
Grupo Aval Acciones y Valores SA
(Preference) 106,455 23,608
Grupo Bolivar SA 2,033 43,113
Grupo Cibest SA 6,439 133,817
Grupo Cibest SA (Preference) 10,011 172,255
Grupo Financiero Banorte SAB de
CV, Class O 65,800 712,708
Grupo Financiero Inbursa SAB de
CV, Class O 51,700 126,947
Gulf Bank KSCP 40,318 44,448
Haci Omer Sabanci Holding A/S 29,281 61,984
Hana Financial Group, Inc. 6,768 583,621
HDFC Bank Ltd. 153,690 1,249,583
Hong Leong Bank Bhd. 18,800 105,373

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 128
Investments Shares Value
COMMON STOCKS (continued)
Banks
(continued)
Hong Leong Financial Group Bhd. 4,900 $ 23,220
Housing & Development Bank 48,128 133,425
Hua Nan Financial Holdings Co. Ltd. 147,918 149,624
Huaxia Bank Co. Ltd., Class A 36,000 36,297
Huishang Bank Corp. Ltd., Class H 329,000 215,868
ICICI Bank Ltd. 69,560 925,915
IDFC First Bank Ltd. 82,109 60,245
iM Financial Group Co. Ltd. 54,755 705,111
Indian Bank 7,271 65,257
IndusInd Bank Ltd.* 6,157 59,424
Industrial & Commercial Bank of
China Ltd., Class A 202,100 220,328
Industrial & Commercial Bank of
China Ltd., Class H 1,786,000 1,602,755
Industrial Bank Co. Ltd., Class A 37,600 98,654
Industrial Bank of Korea 5,922 90,235
Intercorp Financial Services, Inc.(b) 1,062 47,949
Itau Unibanco Holding SA
(Preference) 125,865 1,091,062
Itausa SA 22,326 61,972
Itausa SA (Preference) 148,726 415,516
Jammu & Kashmir Bank Ltd. (The) 168,307 228,786
JB Financial Group Co. Ltd. 3,370 62,029
Jiangsu Changshu Rural Commercial
Bank Co. Ltd., Class A 8,107 8,684
KakaoBank Corp. 5,593 91,821
Karur Vysya Bank Ltd. (The) 15,734 48,654
Kasikornbank PCL, NVDR 28,200 167,829
KB Financial Group, Inc. 8,413 910,387
Kiatnakin Phatra Bank PCL, NVDR 5,100 12,360
Komercni Banka A/S 1,739 92,583
Kotak Mahindra Bank Ltd. 70,500 284,707
Krung Thai Bank PCL, NVDR 79,900 80,887
Kuwait Finance House KSCP 191,806 492,770
Kuwait International Bank KSCP 13,655 12,079
Malayan Banking Bhd. 183,300 511,385
Mashreqbank PSC 552 34,146
MBSB Bhd. 119,900 20,680
Mega Financial Holding Co. Ltd. 174,964 215,913
Metropolitan Bank & Trust Co. 35,250 38,418
Moneta Money Bank A/S(b) 9,400 82,760
National Bank of Greece SA 19,411 305,688
National Bank of Kuwait SAKP 127,471 356,504
National Bank of Ras Al-Khaimah
PSC (The) 12,282 27,588
Nedbank Group Ltd. 10,434 166,906
O-Bank Co. Ltd. 611,000 194,767
Optima bank SA(a) 4,512 46,894
OTP Bank Nyrt. 4,841 648,019
Philippine National Bank 226,070 211,452
Ping An Bank Co. Ltd., Class A 31,200 52,459
Piraeus Bank SA* 16,967 158,230
Postal Savings Bank of China Co.
Ltd., Class H(a)(b) 188,000 120,474
Investments Shares Value
Banks
(continued)
Public Bank Bhd. 361,900 $ 426,462
Punjab National Bank 47,376 54,587
Qatar International Islamic Bank QSC 15,745 48,908
Qatar Islamic Bank QPSC 43,804 267,323
Qatar National Bank QPSC 101,473 483,537
RBL Bank Ltd.(b) 21,150 74,995
Regional SAB de CV 1,197 10,062
RHB Bank Bhd. 89,351 183,134
Riyad Bank 43,114 238,532
Saudi Awwal Bank 22,936 208,170
Saudi Investment Bank (The) 12,408 43,836
Saudi National Bank (The) 67,915 711,292
Sberbank of Russia PJSC*‡ 369,050 —
Sberbank of Russia PJSC
(Preference)*‡ 39,708 —
SCB X PCL, NVDR 18,800 75,552
Shanghai Commercial & Savings
Bank Ltd. (The) 94,000 115,852
Shanghai Pudong Development
Bank Co. Ltd., Class A 65,800 89,259
Shanghai Rural Commercial Bank
Co. Ltd., Class A 20,000 26,282
Sharjah Islamic Bank 430,144 346,654
Shinhan Financial Group Co. Ltd. 10,716 721,769
SinoPac Financial Holdings Co. Ltd. 323,323 315,828
South Indian Bank Ltd. (The) 416,044 172,969
Standard Bank Group Ltd. 31,678 607,933
State Bank of India 44,462 500,511
Taichung Commercial Bank Co. Ltd. 62,132 38,925
Taiwan Business Bank 188,000 97,013
Taiwan Cooperative Financial
Holding Co. Ltd. 157,738 114,254
Thanachart Capital PCL, NVDR 19,300 33,156
Tisco Financial Group PCL, NVDR 9,400 31,576
TMBThanachart Bank PCL, NVDR 1,142,200 79,189
TS Financial Holding Co. Ltd. 564,000 423,652
Turkiye Garanti Bankasi A/S 13,019 38,552
Turkiye Is Bankasi A/S, Class B 1 8,989
Turkiye Is Bankasi A/S, Class C 179,023 56,815
Turkiye Vakiflar Bankasi TAO, Class
D* 26,299 18,427
Ujjivan Small Finance Bank Ltd.*(b) 175,686 105,285
Union Bank of India Ltd. 42,770 74,776
Union Bank of Taiwan 60,107 37,941
VTB Bank PJSC*‡ 27,302 —
Warba Bank KSCP 41,674 39,438
Woori Financial Group, Inc. 15,416 346,631
Yapi ve Kredi Bankasi A/S* 76,200 62,465
Yes Bank Ltd.* 248,395 52,158
40,921,463
Beverages -
0 .7%
Allied Blenders & Distillers Ltd. 2,024 11,340
Ambev SA 103,400 301,127
Anadolu Efes Biracilik ve Malt
Sanayii A/S, Class B 53,500 22,473

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
129 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Beverages
(continued)
Anhui Gujing Distillery Co. Ltd., Class
A 600 $ 9,415
Anhui Gujing Distillery Co. Ltd., Class
B 1,100 9,277
Arca Continental SAB de CV 10,282 123,223
Becle SAB de CV(a) 9,200 7,392
Carabao Group PCL, NVDR 18,100 20,128
China Foods Ltd. 282,000 133,193
China Resources Beer Holdings Co.
Ltd. 31,607 108,292
Chongqing Brewery Co. Ltd., Class A 1,800 14,490
Cia Cervecerias Unidas SA 2,295 12,961
Coca-Cola Femsa SAB de CV 13,100 132,376
Coca-Cola Icecek A/S 11,914 19,776
Eastroc Beverage Group Co. Ltd.,
Class A 780 23,267
Embotelladora Andina SA
(Preference), Class B 5,400 25,082
Emperador, Inc. 26,200 6,487
Fomento Economico Mexicano SAB
de CV 27,916 329,103
Ginebra San Miguel, Inc. 21,620 97,277
Guangzhou Zhujiang Brewery Co.
Ltd., Class A 1,700 2,582
Hebei Hengshui Laobaigan Liquor
Co. Ltd., Class A 2,300 4,567
Heineken Malaysia Bhd. 500 2,878
Hey Song Corp. 15,000 16,688
Hite Jinro Co. Ltd. 9,964 114,943
Jiangsu Yanghe Distillery Co. Ltd.,
Class A 600 4,322
JiuGui Liquor Co. Ltd., Class A 500 3,124
Kweichow Moutai Co. Ltd., Class A 1,200 243,171
Lotte Chilsung Beverage Co. Ltd. 1,363 112,481
Luzhou Laojiao Co. Ltd., Class A 1,000 14,648
Nongfu Spring Co. Ltd., Class H(b) 26,400 157,718
Osotspa PCL, NVDR 31,100 14,216
Radico Khaitan Ltd. 1,373 49,518
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A 960 20,138
Tilaknagar Industries Ltd. 3,060 14,963
Tsingtao Brewery Co. Ltd., Class H 10,000 68,869
United Breweries Ltd. 1,379 21,192
United Spirits Ltd. 5,076 70,893
Varun Beverages Ltd. 19,013 102,904
Wuliangye Yibin Co. Ltd., Class A 3,600 51,142
ZJLD Group, Inc.(a)(b) 7,000 7,300
2,504,936
Biotechnology -
0 .6%
3SBio, Inc.(a)(b) 23,500 69,416
Abbisko Cayman Ltd.* 7,000 11,545
ABLBio, Inc.* 470 42,716
Akeso, Inc.*(a)(b) 7,000 121,347
Alphamab Oncology*(b) 25,000 32,871
Investments Shares Value
Biotechnology
(continued)
Alteogen, Inc. 517 $ 128,448
Ascentage Pharma Group
International*(b) 4,500 25,654
BeOne Medicines Ltd., Class A* 405 13,916
BeOne Medicines Ltd., Class H* 11,100 245,982
Biocon Ltd. 7,785 29,499
CanSino Biologics, Inc., Class H*(b) 800 3,000
CARsgen Therapeutics Holdings
Ltd.*(b) 9,000 24,816
Celltrion, Inc. 2,021 273,200
CStone Pharmaceuticals*(b) 22,500 26,711
D&D PharmaTech, Inc.* 585 29,266
Dizal Jiangsu Pharmaceutical Co.
Ltd., Class A* 1,201 9,965
Duality Biotherapeutics, Inc.* 400 14,093
Everest Medicines Ltd.*(a)(b) 5,500 24,250
GC Biopharma Corp. 138 12,756
GI Innovation, Inc.* 2,119 23,216
Guangzhou Innogen Pharmaceutical
Group Co. Ltd., Class H* 9,000 16,084
Hugel, Inc.* 102 17,364
InnoCare Pharma Ltd., Class H*(b) 20,000 35,309
Innovent Biologics, Inc.*(b) 19,500 224,031
Intocell Co. Ltd.* 360 9,017
Keymed Biosciences, Inc.*(b) 4,000 38,577
L&C Bio Co. Ltd. 822 35,026
Lepu Biopharma Co. Ltd., Class
H*(a)(b) 45,000 29,756
Mabwell Shanghai Bioscience Co.
Ltd., Class A* 2,790 14,588
Medytox, Inc. 184 13,088
Naturecell Co. Ltd.* 1,980 25,564
OliX Pharmaceuticals, Inc.* 611 71,061
Orum Therapeutics, Inc.* 315 18,732
Pacific Shuanglin Bio-pharmacy Co.
Ltd., Class A 1,510 2,640
PegBio Co. Ltd., Class H* 3,500 11,009
Pell Bio-Med Technology Co. Ltd.* 2,000 48,667
PharmaEssentia Corp. 5,326 111,111
PharmaResearch Co. Ltd. 96 20,291
Pharmicell Co. Ltd. 1,395 17,033
Remegen Co. Ltd., Class A* 450 8,515
Remegen Co. Ltd., Class H*(b) 3,000 38,526
Seegene, Inc. 1,624 26,880
Shanghai Junshi Biosciences Co.
Ltd., Class A* 1,629 9,626
Shanghai RAAS Blood Products Co.
Ltd., Class A 13,800 11,228
Sichuan Kelun-Biotech
Biopharmaceutical Co. Ltd., Class
H* 300 17,976
SK Bioscience Co. Ltd.* 368 10,681
SunMax Biotechnology Co. Ltd. 1,000 12,246
TaiMed Biologics, Inc.* 5,600 8,740
Voronoi, Inc.* 135 25,849

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 130
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Zai Lab Ltd.*(a) 4,900 $ 10,302
2,102,184
Broadline Retail -
2 .7%
Alibaba Group Holding Ltd. 244,400 3,930,991
Bukalapak.com Tbk. PT* 1,530,000 13,170
CCOOP Group Co. Ltd., Class A* 45,000 11,524
Central Retail Corp. PCL, NVDR 60,275 33,838
Daya Intiguna Yasa Tbk. PT* 105,800 5,318
Easyhome New Retail Group Co.
Ltd., Class A* 14,400 5,437
El Puerto de Liverpool SAB de CV,
Class C1 5,200 30,715
Falabella SA 17,061 102,968
Far Eastern Department Stores Ltd. 376,000 263,447
GoTo Gojek Tokopedia Tbk. PT,
Class A* 12,906,200 40,262
Hyundai Department Store Co. Ltd. 4,606 338,183
JD.com, Inc., Class A 59,700 886,307
Lotte Shopping Co. Ltd. 3,807 347,281
Magazine Luiza SA 133,190 220,005
MINISO Group Holding Ltd. 7,968 28,805
Mitra Adiperkasa Tbk. PT 2,623,888 184,172
momo.com, Inc. 1,891 10,176
Naspers Ltd., Class N 10,481 563,438
PDD Holdings, Inc., ADR* 17,719 1,769,774
Poya International Co. Ltd. 1,028 18,656
Shinsegae, Inc. 2,068 567,473
Vipshop Holdings Ltd., ADR 7,661 110,242
Vishal Mega Mart Ltd.* 7,958 10,253
Woolworths Holdings Ltd. 7,110 22,216
9,514,651
Building Products -
0 .2%
Astral Ltd. 1,227 19,775
Beijing New Building Materials plc,
Class A 4,500 17,082
Blue Star Ltd. 2,439 45,766
China Lesso Group Holdings Ltd. 329,000 194,450
Kajaria Ceramics Ltd. 2,760 34,536
Kyung Dong Navien Co. Ltd. 1,833 96,025
Sung Kwang Bend Co. Ltd. 414 12,952
Supreme Industries Ltd. 1,018 38,854
Taiwan Glass Industry Corp.* 38,314 81,019
Xinyi Glass Holdings Ltd.(a) 51,642 63,615
Zhuzhou Kibing Group Co. Ltd.,
Class A 18,000 16,673
620,747
Capital Markets -
1 .7%
360 ONE WAM Ltd. 4,608 50,232
Administradora de Fondos de
Pensiones Habitat SA 66,505 105,345
Anand Rathi Wealth Ltd. 945 35,859
Angel One Ltd. 5,520 17,954
Investments Shares Value
Capital Markets
(continued)
Authum Investment & Infrastucture
Ltd. 2,530 $ 12,576
B3 SA - Brasil Bolsa Balcao 70,500 255,121
Banco BTG Pactual SA 18,800 223,907
Beltone Holding* 1,429,975 81,073
Bolsa Mexicana de Valores SAB de
CV 13,500 30,335
Boursa Kuwait Securities Co. KPSC 1,296 11,885
Bursa Malaysia Bhd. 4,900 10,549
Caitong Securities Co. Ltd., Class A 2,820 3,413
Capital Securities Co. Ltd., Class A 9,000 21,889
Capital Securities Corp. 48,000 42,494
China Bills Finance Corp. 21,312 11,300
China Cinda Asset Management Co.
Ltd., Class H(a) 282,000 39,598
China CITIC Financial Asset
Management Co. Ltd., Class H*(a)
(b) 423,000 39,958
China Everbright Ltd.(a) 28,000 22,375
China Galaxy Securities Co. Ltd.,
Class A 5,200 9,725
China Galaxy Securities Co. Ltd.,
Class H 42,000 44,339
China International Capital Corp.
Ltd., Class H(b) 19,600 50,590
China Merchants Securities Co. Ltd.,
Class A 11,820 27,190
China Merchants Securities Co. Ltd.,
Class H(b) 7,200 12,628
Choice International Ltd.* 799 5,585
CITIC Securities Co. Ltd., Class A 14,100 56,164
CITIC Securities Co. Ltd., Class H 23,500 82,976
Coronation Fund Managers Ltd. 115,056 306,586
CRISIL Ltd. 384 17,351
CSC Financial Co. Ltd., Class A 4,900 16,492
CSC Financial Co. Ltd., Class H(b) 22,500 33,375
Daishin Securities Co. Ltd. 10,246 262,160
Daishin Securities Co. Ltd.
(Preference) 7,003 111,901
Daou Technology, Inc. 8,084 252,897
Derayah Financial Co.(b) 3,910 23,217
Dubai Financial Market PJSC 26,726 10,405
EFG Holding S.A.E.* 420,321 218,783
Everbright Securities Co. Ltd., Class
A 4,700 10,447
Founder Securities Co. Ltd., Class A 3,000 3,152
GF Securities Co. Ltd., Class A 14,700 45,668
GF Securities Co. Ltd., Class H 18,800 42,334
Guangzhou Yuexiu Capital Holdings
Group Co. Ltd., Class A 13,800 18,175
Guolian Minsheng Securities Co.
Ltd., Class A 9,200 12,965
Guosen Securities Co. Ltd., Class A 14,600 22,903
Guotai Haitong Securities Co. Ltd.,
Class A 23,514 55,468
Guotai Haitong Securities Co. Ltd.,
Class H(b) 56,551 96,805

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
131 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Capital Markets
(continued)
Hanwha Investment & Securities Co.
Ltd.* 3,285 $ 16,633
HDFC Asset Management Co. Ltd.(b) 3,008 85,968
Huatai Securities Co. Ltd., Class A 9,500 26,622
Huatai Securities Co. Ltd., Class
H(a)(b) 28,200 58,173
IBF Financial Holdings Co. Ltd. 59,424 27,195
Indian Energy Exchange Ltd.(b) 15,730 20,748
Industrial Securities Co. Ltd., Class A 12,250 10,881
International Financial Advisors KSC* 12,645 16,901
Investec Ltd. 4,653 38,617
Is Yatirim Menkul Degerler A/S 14,639 13,698
JM Financial Ltd. 12,972 19,007
JSE Ltd. 28,811 271,807
J-Yuan Trust Co. Ltd., Class A* 40,500 17,424
Kfin Technologies Ltd. 3,015 28,452
KIWOOM Securities Co. Ltd. 304 81,575
Korea Investment Holdings Co. Ltd. 1,034 167,314
Maharashtra Scooters Ltd. 92 11,868
Mirae Asset Securities Co. Ltd. 2,999 131,024
Mirae Asset Securities Co. Ltd.
(Preference) 1,702 22,388
Moscow Exchange MICEX-RTS
PJSC*‡ 29,911 —
Motilal Oswal Financial Services Ltd. 2,350 19,814
Multi Commodity Exchange of India
Ltd. 1,575 49,309
NH Investment & Securities Co. Ltd. 3,337 75,708
Nippon Life India Asset Management
Ltd.(b) 2,736 29,113
Noor Financial Investment Co. KSC 77,268 105,537
Norte Grande SA 13,936,117 244,608
Nuvama Wealth Management Ltd. 690 9,643
Orient Securities Co. Ltd., Class A 12,032 16,445
Orient Securities Co. Ltd., Class H(b) 20,400 16,093
Pihsiang Machinery Manufacturing
Co. Ltd.*‡ 5,000 —
Polaris Bay Group Co. Ltd., Class A* 13,800 12,662
President Securities Corp. 376,000 422,465
Prudent Corporate Advisory Services
Ltd. 322 9,588
PSG Financial Services Ltd. 15,750 26,643
Reinet Investments SCA 3,478 119,749
Samsung Securities Co. Ltd. 1,692 122,633
Saudi Tadawul Group Holding Co. 368 12,991
Shenwan Hongyuan Group Co. Ltd.,
Class A 19,700 13,664
Shenwan Hongyuan Group Co. Ltd.,
Class H(b) 40,800 14,531
Shinyoung Securities Co. Ltd.* 1,739 231,093
Sociedad de Inversiones Oro Blanco
SA 16,304,488 219,193
SPIC Industry-Finance Holdings Co.
Ltd., Class A 10,000 8,663
Tata Investment Corp. Ltd. 2,400 18,193
Investments Shares Value
Capital Markets
(continued)
Tera Yatirim Menkul Degerler A/S* 4,140 $ 22,081
Tianfeng Securities Co. Ltd., Class A* 27,000 14,145
UTI Asset Management Co. Ltd. 1,840 18,417
Valmore Holding 170,685 117,773
Xiangcai Co. Ltd., Class A* 4,900 6,367
Yuanta Futures Co. Ltd. 30,100 94,524
Zhejiang Orient Holdings Group Co.
Ltd., Class A 13,800 11,289
6,015,373
Chemicals -
3 .0%
Aarti Industries Ltd. 10,810 57,801
Abou Kir Fertilizers & Chemical
Industries 7,584 12,836
ADAMA Ltd., Class A* 14,100 14,072
Alkyl Amines Chemicals 1,080 17,251
Allied Supreme Corp. 3,217 22,489
Asian Paints Ltd. 9,447 243,307
Atul Ltd. 495 35,555
Avia Avian Tbk. PT 579,600 12,925
Barito Pacific Tbk. PT* 431,799 45,774
BASF India Ltd. 540 20,720
Bayer CropScience Ltd. 47 2,359
Berger Paints India Ltd. 4,632 23,088
Boubyan Petrochemicals Co. KSCP 139,731 279,008
Braskem SA (Preference), Class A* 61,100 112,208
Carborundum Universal Ltd. 4,653 46,658
Castrol India Ltd. 9,900 19,278
Cathay Biotech, Inc., Class A 1,518 10,687
Chambal Fertilisers and Chemicals
Ltd. 4,968 22,929
Chandra Asri Pacific Tbk. PT 144,600 44,274
China Hainan Rubber Industry Group
Co. Ltd., Class A 9,600 10,101
China Lumena New Materials
Corp.*‡ 22,200 —
China Petrochemical Development
Corp.* 92,000 21,545
China Risun Group Ltd.(a)(b) 329,000 128,093
China Steel Chemical Corp. 9,434 23,314
China XLX Fertiliser Ltd. 192,000 270,338
Clean Science & Technology Ltd. 2,205 19,028
Coromandel International Ltd. 1,898 39,628
Daxin Materials Corp. 1,221 17,129
DCM Shriram Ltd. 1,125 14,549
Deepak Fertilisers & Petrochemicals
Corp. Ltd. 2,295 30,594
Deepak Nitrite Ltd. 1,440 26,352
DL Holdings Co. Ltd.* 3,290 158,600
Dongjin Semichem Co. Ltd. 10,716 408,930
Dongsung Finetec Co. Ltd. 506 9,893
Dongyue Group Ltd. 33,000 54,005
EID Parry India Ltd.* 5,358 47,645
Enchem Co. Ltd.* 720 21,505
Eternal Materials Co. Ltd. 24,850 61,881
Fine Organic Industries Ltd. 343 16,725
Finolex Industries Ltd. 16,245 29,582

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 132
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
Formosa Chemicals & Fibre Corp. 52,209 $ 86,179
Formosa Plastics Corp. 57,985 94,249
Fufeng Group Ltd.(a) 47,000 39,058
Ganfeng Lithium Group Co. Ltd.,
Class H(b) 6,200 65,928
Grandit Co. Ltd., Class A 11,745 21,123
Guangxi Huaxi Nonferrous Metal Co.
Ltd., Class A* 4,700 34,753
Guangzhou Guanggang Gases &
Energy Co. Ltd., Class A 8,010 35,235
Gubre Fabrikalari TAS* 1,794 21,063
Gujarat Fluorochemicals Ltd. 135 5,123
Han Kuk Carbon Co. Ltd. 1,284 42,895
Hangjin Technology Co. Ltd., Class
A* 4,700 10,537
Hansol Chemical Co. Ltd. 180 34,587
Hanwha Solutions Corp.* 2,358 80,603
Hektas Ticaret TAS* 494,929 37,570
Hengli Petrochemical Co. Ltd., Class
A 14,100 45,579
Hengyi Petrochemical Co. Ltd., Class
A 13,800 35,643
Hextar Global Bhd. 69,000 13,117
Himadri Speciality Chemical Ltd. 5,505 35,250
HS Hyosung Advanced Materials
Corp. 893 162,260
Huabao International Holdings Ltd.(a) 17,000 9,700
Hyosung TNC Corp. 705 246,218
Indorama Ventures PCL, NVDR 47,500 37,522
Inner Mongolia Berun Chemical Co.
Ltd., Class A 18,400 24,125
ISU Specialty Chemical* 799 65,452
Jiangsu Eastern Shenghong Co. Ltd.,
Class A* 6,300 12,234
Jinan Acetate Chemical Co. Ltd. 16,090 21,481
JSW Dulux Ltd. 398 12,373
Jubilant Ingrevia Ltd. 2,701 20,311
KCC Corp. 106 39,664
Kolon Industries, Inc. 6,486 411,497
KuibyshevAzot PJSC*‡ 9,900 —
Kumho Petrochemical Co. Ltd. 423 41,809
Lake Materials Co. Ltd. 1,440 22,330
LB Group Co. Ltd., Class A 4,600 11,383
LG Chem Ltd. 658 176,123
LG Chem Ltd. (Preference) 90 11,329
Linde India Ltd. 282 21,749
Lotte Chemical Corp. 517 39,702
LOTTE Fine Chemical Co. Ltd. 4,559 213,319
Luxi Chemical Group Co. Ltd., Class
A 1,800 4,494
Meihua Holdings Group Co. Ltd.,
Class A 10,900 15,823
Mesaieed Petrochemical Holding Co. 22,050 7,182
Misr Fertilizers Production Co. SAE 19,988 18,821
Nan Pao Resins Chemical Co. Ltd. 2,000 22,629
Investments Shares Value
Chemicals
(continued)
Nan Ya Plastics Corp. 67,056 $ 189,626
National Industrialization Co.* 12,834 35,794
Navin Fluorine International Ltd. 450 32,339
Ningbo Shanshan Co. Ltd., Class A* 4,500 10,964
Ningxia Baofeng Energy Group Co.
Ltd., Class A 13,500 60,648
Nizhnekamskneftekhim PJSC*‡ 28,600 —
Nizhnekamskneftekhim PJSC
(Preference)*‡ 26,400 —
OCI Holdings Co. Ltd. 5,123 1,271,079
Omnia Holdings Ltd. 55,507 320,678
Orbia Advance Corp. SAB de CV* 300,800 359,167
Organichesky Sintez PJSC*‡ 11,550 —
Paradeep Phosphates Ltd.(b) 9,108 12,375
PCBL Chemical Ltd. 6,996 21,418
Peric Special Gases Co. Ltd., Class A 2,655 31,217
Petkim Petrokimya Holding A/S* 401,004 212,107
Petronas Chemicals Group Bhd. 50,700 75,574
PhosAgro PJSC*‡ 1,540 —
PI Industries Ltd. 1,189 38,268
Pidilite Industries Ltd. 6,157 89,241
Privi Speciality Chemicals Ltd. 450 15,931
PTT Global Chemical PCL, NVDR 21,700 26,295
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 6,500 37,372
Rongsheng Petrochemical Co. Ltd.,
Class A 14,600 29,804
SABIC Agri-Nutrients Co. 3,243 125,985
Sahara International Petrochemical
Co. 8,010 34,278
Sasa Polyester Sanayi A/S* 73,575 5,113
Sasol Ltd.* 12,643 174,125
Satellite Chemical Co. Ltd., Class A 4,662 20,193
Saudi Aramco Base Oil Co. 1,305 43,877
Saudi Basic Industries Corp. 11,092 181,145
Saudi Industrial Investment Group 4,363 16,228
Saudi Kayan Petrochemical Co.* 7,875 12,577
Scientex Bhd. 24,900 23,699
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A 6,110 34,423
Shanghai Chlor-Alkali Chemical Co.
Ltd., Class B 10,000 6,850
Shanghai Pret Composites Co. Ltd.,
Class A 9,000 19,268
Shanghai Putailai New Energy
Technology Group Co. Ltd., Class
A 4,060 21,549
Shinkong Synthetic Fibers Corp. 558,300 296,026
Shiny Chemical Industrial Co. Ltd. 2,322 12,239
Sichuan Hebang Biotechnology Co.
Ltd., Class A* 41,400 17,932
Sichuan Yahua Industrial Group Co.
Ltd., Class A 3,600 16,157
Sinofert Holdings Ltd. 1,128,000 224,628
Sinon Corp. 20,590 27,423
SK Chemicals Co. Ltd. 3,290 131,760

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
133 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Chemicals
(continued)
SKC Co. Ltd.* 200 $ 15,912
Sociedad Quimica y Minera de Chile
SA (Preference), Class B* 2,068 189,516
Solar Applied Materials Technology
Corp. 12,078 63,088
Solar Industries India Ltd. 381 61,975
Soulbrain Co. Ltd. 1,551 478,936
SRF Ltd. 1,504 39,910
Sudarshan Chemical Industries Ltd. 2,160 20,808
Sumitomo Chemical India Ltd. 2,585 11,416
Supreme Petrochem Ltd. 2,115 16,875
Taiwan Fertilizer Co. Ltd. 16,360 26,178
Taiwan Speciality Chemicals Corp. 2,000 19,442
Tata Chemicals Ltd. 2,679 22,835
Tianqi Lithium Corp., Class A* 800 9,369
Tinergy Chemical Co. Ltd., Class A* 7,975 5,345
TOA Paint Thailand PCL, NVDR 194,100 77,408
Tongkun Group Co. Ltd., Class A 9,200 32,593
Transfar Zhilian Co. Ltd., Class A 18,800 16,039
Unipar Carbocloro SA (Preference),
Class B 3,300 41,488
UPL Ltd. 7,238 48,947
Vinati Organics Ltd. 855 11,911
Wanhua Chemical Group Co. Ltd.,
Class A 5,100 66,824
Yanbu National Petrochemical Co. 4,275 41,878
Yunnan Yuntianhua Co. Ltd., Class A 4,700 24,884
Zhejiang Longsheng Group Co. Ltd.,
Class A 9,600 18,431
Zhejiang NHU Co. Ltd., Class A 4,800 24,444
Zibo Qixiang Tengda Chemical Co.
Ltd., Class A 22,500 21,665
10,584,167
Commercial Services & Supplies -
0 .3%
Catrion Catering Holding Co. 624 11,713
China Everbright Environment Group
Ltd. 98,000 70,056
China Southern Power Grid Energy
Efficiency & Clean Energy Co.
Ltd., Class A 9,400 10,179
Cleanaway Co. Ltd. 339,000 296,904
Doms Industries Ltd. 368 8,884
Dynagreen Environmental Protection
Group Co. Ltd., Class H(b) 18,000 14,591
Frontken Corp. Bhd. 28,200 29,965
GPS Participacoes e
Empreendimentos SA(c) 4,530 13,711
Indian Railway Catering & Tourism
Corp. Ltd. 4,635 26,348
KEPCO Plant Service & Engineering
Co. Ltd. 7,332 307,477
L&K Engineering Co. Ltd. 3,508 74,180
Parkin Co. PJSC 14,922 21,126
S-1 Corp. 347 20,143
Investments Shares Value
Commercial Services & Supplies
(continued)
Taiwan Secom Co. Ltd. 3,165 $ 11,288
Taiwan Shin Kong Security Co. Ltd. 5,520 7,021
Tuhu Car, Inc., Class A*(a)(b) 14,500 24,673
948,259
Communications Equipment -
0 .5%
Accton Technology Corp. 6,934 498,967
Arcadyan Technology Corp. 2,832 14,212
Astra Microwave Products Ltd. 966 11,452
Browave Corp. 3,000 108,413
BYD Electronic International Co. Ltd.
(a) 21,500 72,620
Comba Telecom Systems Holdings
Ltd. 90,000 17,463
EZconn Corp. 1,000 66,594
Fiberhome Telecommunication
Technologies Co. Ltd., Class A 4,600 31,422
FOCI Fiber Optic Communications,
Inc.* 2,144 52,036
Glarun Technology Co. Ltd., Class A 1,800 7,233
Hengtong Optic-electric Co. Ltd.,
Class A 4,700 45,187
LuxNet Corp. 3,840 73,808
Seojin System Co. Ltd.* 1,373 55,079
Sercomm Corp. 94,000 226,956
Tejas Networks Ltd.(b) 29,375 128,485
WNC Corp. 9,572 65,254
Yangtze Optical Fibre & Cable Joint
Stock Ltd. Co., Class H(b) 3,000 76,209
ZTE Corp., Class A* 3,100 16,649
ZTE Corp., Class H*(a) 10,400 33,110
1,601,149
Construction & Engineering -
2 .0%
Acter Group Corp. Ltd. 1,810 47,129
Afcons Infrastructure Ltd. 1,978 7,079
Aktor Holding Co. Technical and
Energy Projects SA*(a) 1,395 17,771
ALEC Holdings PJSC 328,530 122,542
BES Engineering Corp.* 53,035 21,844
CCCC Design & Consulting Group
Co. Ltd., Class A 9,400 9,161
Cemindia Projects Ltd. 2,070 17,780
Central New Energy Holding Group
Ltd.* 15,000 16,046
CH Karnchang PCL, NVDR 149,100 77,757
China Communications Services
Corp. Ltd., Class H 846,000 464,375
China Conch Venture Holdings Ltd. 47,000 72,776
China Energy Engineering Corp. Ltd.,
Class A 84,700 35,077
China Energy Engineering Corp. Ltd.,
Class H(a) 104,000 17,126
China Railway Group Ltd., Class A 44,300 32,932
China Railway Group Ltd., Class H 74,000 35,801
China Southern Power Grid
Technology Co. Ltd., Class A 926 7,441

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 134
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
Continental Holdings Corp. 143,137 $ 93,740
CTCI Corp. 235,000 272,570
DA CIN Construction Co. Ltd. 78,597 178,852
Daewoo Engineering & Construction
Co. Ltd.* 63,309 1,493,942
DL E&C Co. Ltd. 9,751 650,856
Engineers India Ltd. 9,696 25,737
Enka Insaat ve Sanayi A/S 17,350 40,164
Estithmar Holding QPSC* 34,911 37,826
Gamuda Bhd. 81,900 91,149
GEK Terna SA 1,534 73,526
GS Engineering & Construction Corp. 23,312 598,046
Guangdong Construction
Engineering Group Co. Ltd., Class
A 27,900 15,351
HDC Holdings Co. Ltd. 9,259 175,417
Hwang Chang General Contractor
Co. Ltd. 15,578 22,960
Hyundai Engineering & Construction
Co. Ltd. 1,812 197,668
Hyundai Movex Co. Ltd. 799 16,888
IJM Corp. Bhd. 67,500 40,961
Inox Green Energy Services Ltd.* 6,795 12,939
IPARK Hyundai Development Co.,
Class E 13,066 202,174
IRB Infrastructure Developers Ltd. 78,878 17,901
IRCON International Ltd.(b) 7,912 12,687
Kalpataru Projects International Ltd. 2,050 27,005
KEC International Ltd. 2,064 12,193
Kelington Group Bhd. 13,800 20,744
KEPCO Engineering & Construction
Co., Inc. 235 29,882
Kerjaya Prospek Group Bhd. 136,300 76,533
Kontrolmatik Enerji ve Muhendislik
A/S 48,735 11,228
Kuo Toong International Co. Ltd. 12,255 19,378
Larsen & Toubro Ltd. 9,118 385,610
Metallurgical Corp. of China Ltd.,
Class A 42,300 18,137
Metallurgical Corp. of China Ltd.,
Class H(a) 106,000 21,379
NBCC India Ltd. 21,225 20,495
NCC Ltd. 14,850 25,634
NMDC Group PJSC 3,404 17,757
Power Construction Corp. of China
Ltd., Class A 35,600 29,121
Rail Vikas Nigam Ltd.(b) 8,864 27,798
Ral Yatirim Holding A/S* 3,588 26,721
Ruentex Engineering & Construction
Co. 3,108 15,400
Run Long Construction Co. Ltd. 235,000 212,864
Samsung E&A Co. Ltd. 4,418 158,169
Shaanxi Construction Engineering
Group Corp. Ltd., Class A 4,900 2,495
Investments Shares Value
Construction & Engineering
(continued)
Shanghai Tunnel Engineering Co.
Ltd., Class A 14,100 $ 12,256
Sichuan Road and Bridge Group Co.
Ltd., Class A 9,200 11,026
Sinoma International Engineering
Co., Class A 9,200 12,561
Sinopec Engineering Group Co. Ltd.,
Class H 517,000 415,118
Sunway Construction Group Bhd. 9,200 15,868
Techno Electric & Engineering Co.
Ltd. 1,479 19,996
Tekfen Holding A/S 6,026 19,018
United Integrated Services Co. Ltd. 2,550 76,457
Voltas Ltd. 2,914 43,915
Waaree Renewable Technologies
Ltd.* 1,242 13,316
Waskita Karya Persero Tbk. PT*‡ 173,900 —
Yankey Engineering Co. Ltd. 2,277 45,347
7,117,412
Construction Materials -
0 .9%
ACC Ltd. 1,141 17,096
Ambuja Cements Ltd. 11,609 54,331
Anhui Conch Cement Co. Ltd., Class
A 5,100 15,769
Anhui Conch Cement Co. Ltd., Class
H(a) 28,500 71,161
Apex Investment Co. PSC* 10,350 9,074
Asia Cement Corp. 47,000 51,992
Baticim Bati Anadolu Cimento
Sanayii A/S* 161,092 22,175
BatiSoke Soke Cimento Sanayii TAS* 19,876 16,865
BBMG Corp., Class A 50,600 12,292
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., Class A 9,200 20,140
Berkah Beton Sadaya Tbk. PT*‡ 425,000 46
Birla Corp. Ltd. 327 3,133
Cementos Argos SA 16,843 55,215
Cemex SAB de CV 341,088 417,790
China National Building Material Co.
Ltd., Class H 96,462 62,430
China Resources Building Materials
Technology Holdings Ltd.(a) 752,000 129,593
Cimsa Cimento Sanayi ve Ticaret A/S 19,504 24,863
CSG Holding Co. Ltd., Class B 103,500 19,290
Dalmia Bharat Ltd. 1,564 31,412
EMSTEEL Building Materials PJSC* 28,060 8,404
GCC SAB de CV 2,953 34,805
Goldsun Building Materials Co. Ltd. 349,000 388,273
Grasim Industries Ltd. 5,593 164,672
Grupo Argos SA 4,950 21,545
Grupo Argos SA (Preference) 4,140 13,891
Hanil Cement Co. Ltd. 8,413 98,980
Huaxin Building Materials Group Co.
Ltd., Class A 3,700 11,646
India Cements Ltd. (The)* 2,773 11,567

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
135 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Construction Materials
(continued)
Indocement Tunggal Prakarsa Tbk.
PT 399,500 $ 120,012
JK Cement Ltd. 530 29,523
JK Lakshmi Cement Ltd. 720 4,894
Kuwait Cement Co. KSC 10,845 15,483
Malayan Cement Bhd. 9,200 16,100
Nuh Cimento Sanayi A/S 2,068 11,332
Nuvoco Vistas Corp. Ltd.* 830 2,595
Oyak Cimento Fabrikalari A/S 17,222 9,033
Qassim Cement Co. (The) 19,834 230,361
Ramco Cements Ltd. (The) 2,289 22,551
Rhi Magnesita India Ltd. 393 1,672
Saudi Cement Co. 1,150 10,444
Semen Indonesia Persero Tbk. PT 1,066,900 123,270
Shree Cement Ltd. 235 59,905
Siam Cement PCL (The), NVDR 9,400 69,208
Star Cement Ltd. 7,008 17,004
TCC Group Holdings Co. Ltd. 143,530 110,984
TianShan Material Co. Ltd., Class A* 18,400 12,493
UltraTech Cement Ltd. 1,692 206,540
Universal Cement Corp. 177,776 159,067
West China Cement Ltd.(a) 80,000 25,837
Yamama Cement Co. 36,190 256,480
3,303,238
Consumer Finance -
0 .7%
AEON Credit Service M Bhd. 70,500 104,911
Arzan Financial Group for Financing
& Investment KPSC 17,235 20,346
Bajaj Finance Ltd. 38,070 375,832
Bangkok Commercial Asset
Management PCL, NVDR 568,700 129,101
Capri Global Capital Ltd. 7,470 14,653
Cholamandalam Financial Holdings
Ltd. 1,738 28,494
Cholamandalam Investment and
Finance Co. Ltd. 6,157 101,384
CreditAccess Grameen Ltd.* 855 11,712
Five-Star Business Finance Ltd. 1,974 9,974
Gentera SAB de CV 41,188 107,627
HDB Financial Services Ltd. 1,845 12,763
Hotai Finance Co. Ltd. 60,846 117,527
Katilimevim Tasarruf Finansman A/S 277,723 706,835
Krungthai Card PCL, NVDR 18,900 16,959
L&T Finance Ltd. 11,562 34,076
Lufax Holding Ltd.*‡ 18,800 14,286
Mahindra & Mahindra Financial
Services Ltd. 9,024 29,540
Manappuram Finance Ltd. 12,784 39,646
Muangthai Capital PCL, NVDR 200 181
Muthoot Finance Ltd. 1,466 52,889
Poonawalla Fincorp Ltd.* 5,720 25,143
Qfin Holdings, Inc., Class A 4,700 29,998
Samsung Card Co. Ltd. 539 19,369
SBFC Finance Ltd.* 8,004 7,784
Investments Shares Value
Consumer Finance
(continued)
SBI Cards & Payment Services Ltd. 2,990 $ 20,284
Shriram Finance Ltd. 17,625 174,061
Srisawad Corp. PCL, NVDR 4,280 3,059
Sundaram Finance Ltd. 1,551 74,104
Taiwan Acceptance Corp. 4,905 11,936
United International Holding Co.* 368 12,756
Yixin Group Ltd.(a)(b) 46,000 11,098
2,318,328
Consumer Staples Distribution & Retail -
0 .9%
99 Speed Mart Retail Holdings Bhd. 18,000 15,636
Abdullah Al Othaim Markets Co. 25,474 41,704
Al-Dawaa Medical Services Co. 1,935 24,146
Alibaba Health Information
Technology Ltd.*(a) 52,000 29,008
Avenue Supermarts Ltd.*(b) 2,068 99,918
Berli Jucker PCL 500 216
Berli Jucker PCL, NVDR 600 259
BGF retail Co. Ltd. 3,102 276,068
Bid Corp. Ltd. 4,653 113,569
BIM Birlesik Magazalar A/S 10,528 172,769
Boxer Retail Ltd.(a) 4,094 19,524
Cencosud SA 33,276 83,833
Clicks Group Ltd. 3,760 59,158
Corporativo Fragua SAB de CV 2,400 67,428
CP ALL PCL, NVDR 106,900 142,654
CP Axtra PCL, NVDR 792 357
DaShenLin Pharmaceutical Group
Co. Ltd., Class A 4,320 11,834
Dis-Chem Pharmacies Ltd.(b) 11,250 24,588
Dongsuh Cos., Inc. 859 15,463
East Buy Holding Ltd.*(b) 8,500 28,016
E-MART, Inc. 6,392 459,834
Ghitha Holding PJSC* 10,716 31,802
Grainturk Tarim A/S* 1,058 6,041
Great Tree Pharmacy Co. Ltd. 2,039 4,962
Grupo Comercial Chedraui SA de
CV(a) 4,623 27,004
GS Retail Co. Ltd. 12,079 191,381
Guoquan Food Shanghai Co. Ltd.,
Class H 36,000 15,992
InRetail Peru Corp.(b) 368 10,672
JD Health International, Inc.*(b) 11,750 68,036
Lulu Retail Holdings plc 25,154 7,122
Magnit PJSC*‡ 2,296 —
Medplus Health Services Ltd.* 1,880 17,275
Migros Ticaret A/S 1,380 19,592
Nahdi Medical Co. 628 17,582
Philippine Seven Corp. 202,100 111,611
Pick n Pay Stores Ltd.* 7,176 8,465
Ping An Healthcare and Technology
Co. Ltd.*(a)(b) 13,500 18,526
President Chain Store Corp. 8,000 56,558
Puregold Price Club, Inc. 40,500 28,263
Raia Drogasil SA 19,225 84,657
Sendas Distribuidora SA 22,500 39,966

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 136
Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Shanghai Bailian Group Co. Ltd.,
Class A 9,200 $ 11,134
Shoprite Holdings Ltd. 5,969 100,351
Sok Marketler Ticaret A/S* 106,596 120,079
SPAR Group Ltd. (The)*(a) 64,907 251,116
Spinneys 1961 Holding plc 38,655 12,419
Sumber Alfaria Trijaya Tbk. PT 289,600 22,084
Wal-Mart de Mexico SAB de CV(a) 70,000 220,129
Yonghui Superstores Co. Ltd., Class
A* 14,100 7,923
3,196,724
Containers & Packaging -
0 .2%
Cheng Loong Corp. 26,600 14,776
Klabin SA 18,825 66,045
SCG Packaging PCL, NVDR 36,800 28,223
Taiwan Hon Chuan Enterprise Co.
Ltd. 94,000 330,792
Time Technoplast Ltd. 8,372 17,025
Ton Yi Industrial Corp. 261,100 144,623
601,484
Distributors -
0 .0% (d)
China Tobacco International HK Co.
Ltd.(b) 6,000 22,901
Silicon2 Co. Ltd. 276 8,188
Wuchan Zhongda Group Co. Ltd.,
Class A 13,800 10,339
Zhejiang China Commodities City
Group Co. Ltd., Class A 7,800 15,124
56,552
Diversified Consumer Services -
0 .3%
Advtech Ltd. 17,112 43,702
China East Education Holdings
Ltd.*(b) 23,000 15,531
Cogna Educacao SA 682,400 380,755
Humansoft Holding Co. KSC 34,921 272,668
Lung Yen Life Service Corp.* 8,448 11,745
National Co. for Learning &
Education 736 23,137
New Oriental Education &
Technology Group, Inc. 18,800 100,843
Offcn Education Technology Co. Ltd.,
Class A* 4,700 1,823
Taaleem Holdings PJSC 20,565 18,309
TAL Education Group, ADR* 7,003 77,873
946,386
Diversified REITs -
0 .1%
Axis REIT, REIT 69,644 35,247
Concentradora Fibra Danhos SA de
CV, REIT(a) 28,200 44,606
Fibra Uno Administracion SA de CV,
REIT 61,100 104,636
Investments Shares Value
Diversified REITs
(continued)
Growthpoint Properties Ltd., REIT(a) 65,706 $ 64,329
KLCCP Stapled Group, REIT 9,600 21,900
Peker Gayrimenkul Yatirim Ortakligi
A/S, REIT* 56,494 20,492
Redefine Properties Ltd., REIT 165,205 62,620
SK REITs Co. Ltd., REIT 4,738 21,594
Ziraat Gayrimenkul Yatirim Ortakligi
A/S, REIT 16,698 8,086
383,510
Diversified Telecommunication Services -
1 .0%
Chief Telecom, Inc. 1,104 11,864
China Tower Corp. Ltd., Class H(b) 103,400 146,248
Chunghwa Telecom Co. Ltd. 51,609 221,522
CITIC Telecom International Holdings
Ltd. 517,000 183,470
Converge Information and
Communications Technology
Solutions, Inc. 47,000 9,710
Dayamitra Telekomunikasi PT 414,000 12,317
Emirates Integrated
Telecommunications Co. PJSC 13,771 40,418
Emirates Telecommunications Group
Co. PJSC 78,725 398,673
Etihad GO Telecom Co. 900 23,133
Grupo Televisa SAB 766,100 435,722
Hellenic Telecommunications
Organization SA(a) 4,794 102,181
HFCL Ltd. 41,400 50,611
Indus Towers Ltd.* 16,074 69,427
LG Uplus Corp. 3,683 39,333
Magyar Telekom Telecommunications
plc 7,159 56,577
Ooredoo QPSC 30,644 115,304
Operadora De Sites Mexicanos SAB
de CV, Class 1, Series A1(a) 13,800 13,066
PT Tower Bersama Infrastructure
Tbk. 120,520 12,149
Railtel Corp. of India Ltd. 3,796 12,940
Rostelecom PJSC*‡ 33,770 —
Rostelecom PJSC (Preference)*‡ 15,392 —
Sarana Menara Nusantara Tbk. PT 7,473,084 205,499
Saudi Telecom Co. 25,709 298,459
Space42 plc* 44,482 18,166
Tata Communications Ltd. 1,610 26,810
Tata Teleservices Maharashtra Ltd.* 36,900 16,690
Telecom Egypt Co. 14,030 24,465
Telefonica Brasil SA 17,860 140,696
Telekom Malaysia Bhd. 28,200 53,112
Telkom Indonesia Persero Tbk. PT 1,043,400 169,379
Telkom SA SOC Ltd. 98,512 354,525
TIME dotCom Bhd. 15,400 23,421
Turk Telekomunikasyon A/S* 19,746 27,160
3,313,047
Electric Utilities -
1 .0%
Adani Energy Solutions Ltd.* 4,700 66,466

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
137 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities
(continued)
Axia Energia SA 23,500 $ 292,665
Axia Energia SA (Preference), Class
B 4,700 64,759
Celsia SA 176,250 242,282
CESC Ltd. 10,345 20,440
CEZ A/S(a) 2,256 129,991
Chongqing Three Gorges Water
Conservancy & Electric Power Co.
Ltd., Class A 9,400 9,051
Cia Energetica de Minas Gerais 6,110 20,614
Cia Energetica de Minas Gerais
(Preference) 44,312 111,527
Cia Paranaense de Energia - Copel 32,700 104,353
CPFL Energia SA 4,900 48,121
Enel Americas SA 316,204 29,414
Enel Chile SA 617,128 55,219
Energisa SA 5,280 55,975
Enerjisa Enerji A/S(b) 7,676 20,861
Engie Energia Chile SA 157,920 300,879
Equatorial SA 30,613 260,024
Federal Grid Co. - Rosseti PJSC
(Registered), Class D*‡ 22,532,366 —
Inter RAO UES PJSC*‡ 1,596,292 —
Interconexion Electrica SA ESP 10,951 84,893
Isa Energia Brasil SA (Preference) 9,500 56,267
Korea Electric Power Corp. 6,110 179,403
Malco Energy Ltd.*‡ 39,104 26,664
Manila Electric Co. 6,580 69,787
Mosenergo PJSC*‡ 4,455,000 —
Power Grid Corp. of India Ltd. 63,121 211,714
Public Power Corp. SA 4,606 97,309
Reliance Infrastructure Ltd.* 77,738 64,426
RusHydro PJSC*‡ 2,361,000 —
Saudi Energy Co. 16,779 79,365
SJVN Ltd. 13,152 10,944
Synergy Grid & Development Phils,
Inc. 413,600 153,397
Tata Power Co. Ltd. (The) 26,649 124,817
Tenaga Nasional Bhd. 108,100 395,763
Torrent Power Ltd. 1,932 35,337
Transmissora Alianca de Energia
Eletrica SA 5,000 42,670
3,465,397
Electrical Equipment -
1 .8%
ABB India Ltd. 861 65,586
AcBel Polytech, Inc. 35,683 53,325
Allis Electric Co. Ltd. 6,606 22,934
Amara Raja Energy & Mobility Ltd. 3,735 34,415
Astor Transformator Enerji Turizm
Insaat ve Petrol Sanayi Ticaret
A/S, Class B 5,760 36,203
Bharat Heavy Electricals Ltd. 17,766 65,964
Bizlink Holding, Inc. 2,893 252,919
Cenergy Holdings SA(a) 966 27,015
Investments Shares Value
Electrical Equipment
(continued)
CG Power & Industrial Solutions Ltd. 10,622 $ 91,024
Chicony Power Technology Co. Ltd. 47,000 120,153
China XD Electric Co. Ltd., Class A 5,000 12,380
Chung-Hsin Electric & Machinery
Manufacturing Corp. 7,728 36,220
Contemporary Amperex Technology
Co. Ltd., Class H(a) 1,900 147,464
CS Wind Corp. 8,131 392,516
CyberPower Systems, Inc. 27,552 162,175
Dongfang Electric Corp. Ltd., Class A 5,000 28,543
Dongfang Electric Corp. Ltd., Class
H(a) 9,200 45,896
Doosan Enerbility Co. Ltd.* 6,204 531,640
Doosan Fuel Cell Co. Ltd.* 690 28,285
Ecopro BM Co. Ltd. 705 97,917
Ecopro Co. Ltd. 1,317 135,767
Ecopro Materials Co. Ltd.* 506 27,395
Elecon Engineering Co. Ltd. 3,552 18,961
Electrical Industries Co. 7,222 34,969
Fangda Carbon New Material Co.
Ltd., Class A 5,300 4,390
Farasis Energy Gan Zhou Co. Ltd.,
Class A* 784 1,597
Finolex Cables Ltd. 2,760 28,804
Fortune Electric Co. Ltd. 3,543 99,297
GE Vernova T&D India Ltd. 1,410 66,348
GEM Co. Ltd., Class A 7,300 9,764
Goldwind Science & Technology Co.
Ltd., Class A 9,000 36,284
Goldwind Science & Technology Co.
Ltd., Class H(a) 18,000 39,705
Graphite India Ltd. 2,629 19,586
Gulf Cables & Electrical Industries
Group Co. KSCP 3,008 18,899
Harbin Electric Co. Ltd., Class H 228,000 675,814
Havells India Ltd. 3,478 45,460
HBL Engineering Ltd. 2,565 21,579
HD Hyundai Electric Co. Ltd. 282 238,042
HEG Ltd. 2,565 16,108
Hitachi Energy India Ltd. 199 70,342
Hyosung Heavy Industries Corp. 48 126,602
Iljin Electric Co. Ltd. 611 50,463
Inox Wind Ltd.* 4,500 4,786
Jiangsu Zhongtian Technology Co.
Ltd., Class A 4,500 21,810
KEI Industries Ltd. 989 50,615
L&F Co. Ltd.* 270 35,516
LG Energy Solution Ltd.* 611 189,702
LS Corp. 658 200,967
LS Eco Energy Ltd. 585 34,354
LS Electric Co. Ltd. 940 176,187
LS Materials Ltd. 2,438 49,394
Ming Yang Smart Energy Group Ltd.,
Class A 4,500 10,431
Minmetals New Energy Materials
Hunan Co. Ltd., Class A* 7,067 11,169

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 138
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment
(continued)
NARI Technology Co. Ltd., Class A 9,700 $ 36,863
Ningbo Deye Technology Co. Ltd.,
Class A 1,764 38,883
Ningbo Ronbay New Energy
Technology Co. Ltd., Class A 3,496 17,819
Ningbo Sanxing Medical Electric Co.
Ltd., Class A 4,500 13,210
Polycab India Ltd. 987 84,340
POSCO Future M Co. Ltd. 525 89,199
REPT BATTERO Energy Co. Ltd.,
Class H*(a) 23,800 53,714
Riyadh Cables Group Co. 720 25,417
RR Kabel Ltd. 1,380 22,842
Sanil Electric Co. Ltd. 276 49,498
Schneider Electric Infrastructure Ltd.* 1,400 18,345
Shanghai Electric Group Co. Ltd.,
Class A* 24,000 28,377
Shanghai Electric Group Co. Ltd.,
Class H* 52,000 25,822
Shihlin Electric & Engineering Corp. 5,136 30,718
Shinsung Delta Tech Co. Ltd. 368 14,390
Sichuan Huafeng Technology Co.
Ltd., Class A* 1,755 34,979
Siemens Energy India Ltd. 720 24,872
Sieyuan Electric Co. Ltd., Class A 900 25,682
SK IE Technology Co. Ltd.*(b) 644 11,463
State Grid Yingda Co. Ltd., Class A 18,400 15,940
Suzhou Veichi Electric Co. Ltd.,
Class A 1,305 13,032
Suzlon Energy Ltd.* 178,976 104,806
Ta Ya Electric Wire & Cable 16,625 16,895
Taihan Cable & Solution Co. Ltd.* 1,021 38,756
Tatung Co. Ltd. 29,275 27,903
TBEA Co. Ltd., Class A 4,550 17,857
TD Power Systems Ltd. 4,942 60,019
Teco Electric and Machinery Co. Ltd. 22,000 43,327
Transformers & Rectifiers India Ltd. 7,065 24,876
Triveni Turbine Ltd. 2,700 16,307
V-Guard Industries Ltd. 4,754 16,539
Voltronic Power Technology Corp. 1,000 24,365
Walsin Lihwa Corp. 60,163 57,249
WEG SA 23,100 207,985
Xi'An Shaangu Power Co. Ltd., Class
A 9,200 12,359
XTC New Energy Materials Xiamen
Co. Ltd., Class A 1,021 12,334
Zhejiang Chint Electrics Co. Ltd.,
Class A 4,500 21,553
Zhejiang Huayou Cobalt Co. Ltd.,
Class A 5,040 49,112
Zhejiang Rongtai Electric Material
Co. Ltd., Class A 2,100 25,356
Zhuhai CosMX Battery Co. Ltd.,
Class A 5,106 12,403
6,289,087
Investments Shares Value
Electronic Equipment, Instruments & Components -
4 .6%
AAC Technologies Holdings, Inc. 13,000 $ 59,742
All Ring Tech Co. Ltd. 2,000 76,378
Anhui XDLK Microsystem Corp. Ltd.,
Class A 1,665 12,365
Asia Optical Co., Inc. 7,296 31,892
AUO Corp. 141,000 76,542
Avary Holding Shenzhen Co. Ltd.,
Class A 4,100 43,228
BOE Technology Group Co. Ltd.,
Class A 56,400 33,673
Cal-Comp Electronics Thailand PCL,
NVDR 131,600 24,626
Chang Wah Electromaterials, Inc. 10,200 15,436
Channel Well Technology Co. Ltd. 76,289 133,631
Cheng Uei Precision Industry Co.
Ltd. 119,290 139,303
China Railway Signal &
Communication Corp. Ltd., Class
A 21,630 16,238
China Railway Signal &
Communication Corp. Ltd., Class
H(a)(b) 52,000 24,029
Chroma ATE, Inc. 5,583 373,557
Chunghwa Precision Test Tech Co.
Ltd. 720 78,171
Compeq Manufacturing Co. Ltd. 33,000 254,651
Coretronic Corp. 9,168 19,126
Daeduck Electronics Co. Ltd. 1,366 103,887
Daejoo Electronic Materials Co. Ltd. 460 49,157
DataTec Ltd. 72,178 309,328
Delta Electronics Thailand PCL,
NVDR 61,200 593,273
Delta Electronics, Inc. 26,287 1,796,189
Delton Technology Guangzhou, Inc.,
Class A 1,200 28,667
Dynapack International Technology
Corp. 6,399 72,807
E Ink Holdings, Inc. 14,429 62,617
Elite Material Co. Ltd. 4,163 597,164
Everdisplay Optronics Shanghai Co.
Ltd., Class A* 47,586 15,737
First Hi-Tec Enterprise Co. Ltd. 2,000 24,144
FLEXium Interconnect, Inc.* 8,432 17,511
Fositek Corp. 1,000 65,332
Foxconn Industrial Internet Co. Ltd.,
Class A 9,400 86,494
Foxconn Technology Co. Ltd. 22,261 36,394
Fulltech Fiber Glass Corp.* 20,959 71,772
General Interface Solution GIS
Holding Ltd.* 11,191 26,914
Genius Electronic Optical Co. Ltd. 2,150 34,539
Genus Power Infrastructures Ltd. 5,088 16,728
Global Brands Manufacture Ltd. 10,211 31,711
GoerTek, Inc., Class A 3,800 13,624
Gold Circuit Electronics Ltd. 5,240 229,879
Hannstar Board Corp. 94,000 244,164
HannStar Display Corp.* 117,288 30,132

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
139 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Hanwha Vision Co. Ltd.* 460 $ 26,734
Holy Stone Enterprise Co. Ltd. 3,250 21,797
Hon Hai Precision Industry Co. Ltd. 282,000 1,953,605
I-Chiun Precision Industry Co. Ltd. 9,286 79,277
Innolux Corp. 94,000 71,054
IRICO Display Devices Co. Ltd.,
Class A* 13,800 16,337
IsuPetasys Co. Ltd. 846 85,729
ITEQ Corp. 6,096 51,947
ITMAX SYSTEM Bhd. 13,800 16,853
JNTC Co. Ltd.* 799 10,418
Kaynes Technology India Ltd.* 535 22,797
KCE Electronics PCL, NVDR 40,100 38,442
Kingboard Holdings Ltd. 18,000 101,377
Kingboard Laminates Holdings Ltd. 20,500 90,806
Largan Precision Co. Ltd. 2,400 190,503
Lelon Electronics Corp. 44,941 250,346
LG Display Co. Ltd.* 5,876 48,571
LG Innotek Co. Ltd. 336 129,806
Lingyi iTech Guangdong Co., Class A 6,500 13,374
Lotes Co. Ltd. 1,500 123,799
Lotte Energy Materials Corp.* 675 30,355
Luxshare Precision Industry Co. Ltd.,
Class A 8,300 81,377
MH Development Ltd.*‡ 22,000 —
Mloptic Corp., Class A 315 21,872
Nan Ya Printed Circuit Board Corp. 1,664 52,780
Nationgate Holdings Bhd. 287,900 53,644
Nichidenbo Corp. 10,677 32,451
Pan-International Industrial Corp. 20,845 32,599
Park Systems Corp. 138 26,889
PG Electroplast Ltd. 4,320 24,305
Primax Electronics Ltd. 155,600 359,970
Quest Holdings SA(a) 8,601 70,626
Raytron Technology Co. Ltd., Class A 343 7,329
Redington Ltd. 203,604 463,073
RoboSense Technology Co. Ltd.* 4,900 20,829
Robostar Co. Ltd.* 270 13,271
Robotis Co. Ltd.* 90 19,205
Samsung Electro-Mechanics Co. Ltd. 705 395,469
Samsung SDI Co. Ltd.* 799 374,397
Scientech Corp. 1,000 24,996
Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A 736 15,270
Shengyi Technology Co. Ltd., Class A 4,100 45,904
Shennan Circuits Co. Ltd., Class A 900 41,157
Shenzhen SEICHI Technologies Co.
Ltd., Class A 540 23,155
Simplo Technology Co. Ltd. 4,656 52,534
Sinbon Electronics Co. Ltd. 4,561 40,810
Solomon Technology Corp. 3,078 11,560
SOLUM Co. Ltd. 2,867 37,500
Investments Shares Value
Electronic Equipment, Instruments & Components
(continued)
Sunny Optical Technology Group Co.
Ltd.(a) 10,800 $ 87,820
SUPCON Technology Co. Ltd., Class
A 1,702 19,748
Supreme Electronics Co. Ltd. 181,442 467,857
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class A 1,000 27,325
Synnex Technology International
Corp. 36,401 94,781
Syrma SGS Technology Ltd. 1,656 16,731
Taiwan Surface Mounting Technology
Corp. 94,000 498,414
Taiwan Union Technology Corp. 4,128 131,587
TCL Technology Group Corp., Class
A 36,260 22,657
Test Research, Inc. 4,350 47,022
Thinking Electronic Industrial Co. Ltd. 2,688 14,762
Tong Hsing Electronic Industries Ltd. 2,783 15,195
Topoint Technology Co. Ltd. 6,000 76,220
TPK Holding Co. Ltd. 9,050 17,252
Tripod Technology Corp. 7,930 112,251
TXC Corp. 4,608 22,251
Unimicron Technology Corp. 19,902 554,639
Unisplendour Corp. Ltd., Class A 4,600 21,534
Unitech Printed Circuit Board Corp. 244,446 445,156
Universal Microwave Technology, Inc. 2,384 116,625
Wah Lee Industrial Corp. 70,810 296,117
Walsin Technology Corp. 5,952 24,703
Wasion Holdings Ltd. 164,000 567,759
Wintek Corp.*‡ 64,000 —
WPG Holdings Ltd. 32,200 102,643
WT Microelectronics Co. Ltd. 19,672 126,658
Wuhan Guide Infrared Co. Ltd., Class
A* 4,500 9,766
Yageo Corp. 26,597 266,100
Zero One Technology Co. Ltd. 2,000 6,438
Zhejiang Dahua Technology Co. Ltd.,
Class A 5,200 14,070
Zhen Ding Technology Holding Ltd. 17,150 227,876
16,139,608
Energy Equipment & Services -
0 .2%
Ades Holding Co. 3,195 16,697
ADNOC Drilling Co. PJSC 33,358 51,405
Arabian Drilling Co.* 598 14,494
China Oilfield Services Ltd., Class A 5,000 11,048
China Oilfield Services Ltd., Class H 46,000 55,373
China Petroleum Engineering Corp.,
Class A 27,800 16,557
COFCO Capital Holdings Co. Ltd.,
Class A 4,900 7,343
Dialog Group Bhd. 79,100 45,211
Gulf International Services QSC 496,555 283,395
NMDC Energy PJSC 40,365 30,992
Offshore Oil Engineering Co. Ltd.,
Class A 23,500 23,281

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 140
Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services
(continued)
Yantai Jereh Oilfield Services Group
Co. Ltd., Class A 2,200 $ 44,105
Yinson Holdings Bhd. 39,688 21,386
621,287
Entertainment -
0 .4%
China Ruyi Holdings Ltd.*(a) 132,000 24,601
CJ CGV Co. Ltd.* 24,957 83,039
CJ ENM Co. Ltd.* 506 18,457
Damai Entertainment Holdings Ltd.* 130,000 9,625
HYBE Co. Ltd. 282 50,004
International Games System Co. Ltd. 3,640 85,932
iQIYI, Inc., ADR*(a) 9,405 11,098
JYP Entertainment Corp. 480 20,356
Kakao Games Corp.* 828 6,710
Kingsoft Corp. Ltd.(a) 16,400 47,732
Krafton, Inc. 470 83,974
MD Entertainment Tbk. PT* 35,755 4,916
MNC Digital Entertainment Tbk. PT* 598,500 27,660
Nazara Technologies Ltd.* 4,784 13,284
NC Corp. 92 16,779
NetEase Cloud Music, Inc.*(a)(b) 950 13,946
NetEase, Inc. 23,500 536,972
Netmarble Corp.(b) 276 9,239
NHN Corp. 5,358 148,111
Pearl Abyss Corp.* 990 39,314
Perfect World Co. Ltd., Class A 4,100 9,126
Prime Focus Ltd.* 6,435 21,014
PVR Inox Ltd.* 2,385 26,859
Saregama India Ltd. 5,535 20,052
SHIFT UP Corp.* 900 19,751
SM Entertainment Co. Ltd. 144 9,379
SMI Holdings Group Ltd.*‡ 72,000 —
Studio Dragon Corp.* 460 10,808
Tencent Music Entertainment Group,
Class A 14,854 66,517
Wemade Co. Ltd. 1,305 21,952
XD, Inc.(a)(b) 6,000 47,793
XPEC Entertainment, Inc.*‡ 14,800 —
YG Entertainment, Inc. 423 15,401
1,520,401
Financial Services -
1 .2%
Aavas Financiers Ltd.* 1,853 26,955
Aditya Birla Capital Ltd.* 14,253 51,883
Aptus Value Housing Finance India
Ltd. 6,532 17,903
Bajaj Finserv Ltd. 5,640 103,823
Bajaj Holdings & Investment Ltd. 458 49,543
Bajaj Housing Finance Ltd.* 21,375 19,633
Borusan Yatirim ve Pazarlama A/S 230 10,710
Can Fin Homes Ltd. 2,250 20,511
Chailease Holding Co. Ltd. 38,828 141,540
Corp. Financiera Colombiana SA* 36,472 155,734
Investments Shares Value
Financial Services
(continued)
CSSC Hong Kong Shipping Co. Ltd.
(a)(b) 564,000 $ 177,831
Destek Finans Faktoring A/S* 1,288 77,819
E-Finance for Digital & Financial
Investments 67,298 25,855
Far East Horizon Ltd. 52,000 49,652
Fawry for Banking & Payment
Technology Services SAE* 44,933 15,980
FirstRand Ltd. 128,827 680,623
Global Yatirim Holding A/S 488,706 165,481
Grupo de Inversiones Suramericana
SA 3,769 53,223
Grupo de Inversiones Suramericana
SA (Preference) 3,854 42,978
Home First Finance Co. India Ltd.(b) 1,932 23,647
Housing & Urban Development Corp.
Ltd. 7,450 17,337
IIFL Finance Ltd. 5,760 27,852
India Shelter Finance Corp. Ltd. 1,012 8,632
Indian Railway Finance Corp. Ltd.(b) 25,619 28,128
Indian Renewable Energy
Development Agency Ltd. 12,600 17,935
Inversiones la Construccion SA 11,844 275,172
Jio Financial Services Ltd. 43,052 111,751
JSW Holdings Ltd.* 94 12,274
Kakaopay Corp.* 495 18,589
LIC Housing Finance Ltd. 8,977 52,464
Meritz Financial Group, Inc.* 1,880 141,583
National Investments Co. KSCP 149,836 127,178
One 97 Communications Ltd.* 3,901 45,038
PNB Housing Finance Ltd.(b) 1,056 11,634
Power Finance Corp. Ltd. 34,263 161,868
REC Ltd. 30,691 114,565
Remgro Ltd. 11,515 134,229
Sammaan Capital Ltd.* 263,670 401,726
SY Holdings Group Ltd.(b) 12,000 13,618
Turkiye Sinai Kalkinma Bankasi A/S 468,449 120,262
Yuanta Financial Holding Co. Ltd. 181,630 299,234
4,052,393
Food Products -
2 .0%
Alicorp SAA 29,516 96,378
Almarai Co. JSC 5,969 65,857
Anjoy Foods Group Co. Ltd., Class A 500 8,004
Avanti Feeds Ltd. 2,632 38,287
AVI Ltd. 5,424 32,382
AWL Agri Business Ltd.* 3,312 6,852
Balrampur Chini Mills Ltd. 3,850 21,135
Beijing Dabeinong Technology Group
Co. Ltd., Class A 27,000 15,370
Betagro PCL 233,200 160,964
Bikaji Foods International Ltd. 1,845 13,153
Bombay Burmah Trading Co. 6,674 105,552
Britannia Industries Ltd. 1,880 113,418
CCL Products India Ltd. 2,597 31,058
Century Pacific Food, Inc. 17,700 8,206
Charoen Pokphand Enterprise 4,272 18,674

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
141 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Food Products
(continued)
Charoen Pokphand Foods PCL,
NVDR 80,800 $ 47,839
Charoen Pokphand Indonesia Tbk.
PT 133,980 31,038
Cherkizovo Group PJSC*‡ 2,594 —
China Feihe Ltd.(a)(b) 94,000 41,758
China Huiyuan Juice Group Ltd.*‡ 24,000 —
China Mengniu Dairy Co. Ltd. 80,000 177,182
China Modern Dairy Holdings Ltd.(a) 90,000 15,050
China Youran Dairy Group Ltd.*(a)(b) 423,000 208,429
Chongqing Fuling Zhacai Group Co.
Ltd., Class A 3,120 5,744
Cisarua Mountain Dairy PT Tbk. 36,800 9,014
CJ CheilJedang Corp. 141 23,433
Dekon Food and Agriculture Group,
Class H*(a)(b) 28,200 240,647
Dharma Satya Nusantara Tbk. PT 1,259,600 127,706
Dongwon Industries Co. Ltd. 3,102 80,624
Farm Fresh Bhd. 23,000 14,710
Foshan Haitian Flavouring & Food
Co. Ltd., Class A 5,280 29,855
Genting Plantations Bhd. 13,800 18,034
Godrej Agrovet Ltd.(b) 414 2,601
Great Wall Enterprise Co. Ltd. 259,650 437,605
Gruma SAB de CV, Class B 3,760 65,092
Grupo Bimbo SAB de CV, Class A,
Series A(a) 21,468 72,917
Grupo Herdez SAB de CV 32,900 125,010
Guan Chong Bhd. 272,633 56,634
Guangdong Haid Group Co. Ltd.,
Class A 1,900 13,896
Heilongjiang Agriculture Co. Ltd.,
Class A 5,500 13,481
Henan Shuanghui Investment &
Development Co. Ltd., Class A 2,700 10,956
Huishan Dairy*‡ 158,000 —
Indofood CBP Sukses Makmur Tbk.
PT 42,400 16,595
Indofood Sukses Makmur Tbk. PT 81,000 31,586
Inner Mongolia Yili Industrial Group
Co. Ltd., Class A 5,700 22,905
IOI Corp. Bhd. 32,900 35,787
Japfa Comfeed Indonesia Tbk. PT 1,894,100 271,367
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 31,500 15,995
Johor Plantations Group Bhd. 343,100 162,414
Jonjee Hi-Tech Industrial and
Commercial Holding Co. Ltd.,
Class A 4,600 13,988
Juhayna Food Industries 149,460 79,413
Kim Loong Resources Bhd. 23,000 14,826
Kuala Lumpur Kepong Bhd. 4,692 25,070
Leong Hup International Bhd.(b) 625,100 116,473
Lian HWA Food Corp. 2,214 6,065
Lien Hwa Industrial Holdings Corp. 19,619 25,573
Investments Shares Value
Food Products
(continued)
Lotte Wellfood Co. Ltd. 893 $ 72,912
LT Foods Ltd. 3,911 17,745
M Dias Branco SA 37,600 177,193
Marico Ltd. 9,635 78,673
Mayora Indah Tbk. PT 121,500 11,968
MBRF Global Foods Co. SA 14,100 49,326
Mezzan Holding Co. KSCC 3,330 13,840
Minerva SA 145,700 111,123
Monde Nissin Corp.(b) 270,000 29,866
Muyuan Foods Co. Ltd., Class A 9,520 62,272
National Agriculture Development
Co. (The)* 5,393 23,050
Nestle India Ltd. 10,716 164,680
Nestle Malaysia Bhd. 700 19,106
New Hope Liuhe Co. Ltd., Class A 4,300 5,493
NongShim Co. Ltd. 53 13,489
Orion Corp. 640 61,963
Orion Holdings Corp. 8,037 140,073
Otoki Corp. 517 127,403
Patanjali Foods Ltd. 3,036 14,696
PPB Group Bhd. 19,080 55,345
Premier Group Ltd. 3,243 35,368
QL Resources Bhd. 33,392 31,950
Samyang Foods Co. Ltd. 52 47,015
Sarawak Oil Palms Bhd. 79,900 91,539
Saudia Dairy & Foodstuff Co. 294 16,148
Savola Group (The)* 4,680 33,741
SD Guthrie Bhd. 28,203 44,028
Shiyue Daotian Group Co. Ltd.,
Class H 112,800 91,291
Sigma Foods SAB de CV, Class A(a) 89,300 84,394
SLC Agricola SA 73,875 252,062
Standard Foods Corp. 141,000 128,831
Tata Consumer Products Ltd. 9,574 115,456
Thai Union Group PCL, NVDR 45,000 15,876
Thai Vegetable Oil PCL, NVDR 173,600 131,541
Thaifoods Group PCL, NVDR 1,015,200 311,435
Tiger Brands Ltd. 3,901 67,742
Tingyi Cayman Islands Holding Corp.
(a) 36,000 55,376
Tres Tentos Agroindustrial SA 47,000 158,478
Triputra Agro Persada PT 234,000 28,388
Ulker Biskuvi Sanayi A/S 61,852 169,603
Uni-President China Holdings Ltd.(a) 28,000 25,771
Uni-President Enterprises Corp. 71,053 155,406
United Plantations Bhd. 3,200 25,574
Universal Robina Corp. 13,770 13,664
Want Want China Holdings Ltd. 47,000 26,519
Yihai International Holding Ltd. 15,000 31,479
Zad Holding Co. 4,815 19,347
Zydus Wellness Ltd. 4,410 23,629
6,924,469
Gas Utilities -
0 .4%
Adani Total Gas Ltd. 2,567 17,166
Aygaz A/S 20,351 129,490

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 142
Investments Shares Value
COMMON STOCKS (continued)
Gas Utilities
(continued)
Beijing Enterprises Holdings Ltd. 8,500 $ 33,636
China Gas Holdings Ltd. 56,400 52,269
China Resources Gas Group Ltd.(a) 18,800 45,094
ENN Energy Holdings Ltd. 15,700 122,453
ENN Natural Gas Co. Ltd., Class A 9,000 26,683
GAIL India Ltd. 65,988 113,484
Great Taipei Gas Co. Ltd. 25,547 23,866
Grupo Energia Bogota SA ESP 66,364 55,669
Gujarat Gas Ltd. 2,679 10,727
Gujarat State Petronet Ltd. 14,417 43,319
Indraprastha Gas Ltd. 4,710 8,239
Korea Gas Corp. 999 26,336
Kunlun Energy Co. Ltd. 94,000 90,475
Mahanagar Gas Ltd.(b) 18,753 224,381
National Gas & Industrialization Co. 1,155 25,237
Perusahaan Gas Negara Persero
Tbk. PT 154,790 17,348
Petronas Gas Bhd. 14,100 63,266
Promigas SA ESP 130,519 227,239
Towngas Smart Energy Co. Ltd.(a) 329,290 148,383
1,504,760
Ground Transportation -
0 .2%
BTS Group Holdings PCL, NVDR* 275,448 17,576
China Railway Special Cargo
Logistics Co. Ltd., Class A 18,400 10,716
Container Corp. of India Ltd. 1,854 9,940
Daqin Railway Co. Ltd., Class A 37,400 28,842
Dubai Taxi Co. PJSC 21,690 11,988
Full Truck Alliance Co. Ltd., ADR 10,058 87,002
GMexico Transportes SAB de CV‡(a)
(b) 9,000 14,935
Guangshen Railway Co. Ltd., Class A 27,600 13,005
GUR-Sel Turizm Tasimacilik ve
Servis Ticaret A/S 8,460 55,982
LDR Turizm A/S 8,510 22,412
Localiza Rent a Car SA 24,106 222,123
Lotte Rental Co. Ltd. 3,760 85,305
Rumo SA 18,800 59,354
United International Transportation
Co. 1,349 14,934
654,114
Health Care Equipment & Supplies -
0 .1%
Angelalign Technology, Inc.(b) 2,000 22,850
Classys, Inc. 144 5,398
Hartalega Holdings Bhd.* 85,500 24,112
HLB, Inc.* 1,927 78,992
Kossan Rubber Industries Bhd. 35,000 9,694
Microport Scientific Corp.*(a) 13,598 15,119
Seers Co. Ltd.* 675 21,685
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H 54,000 23,713
Shanghai Conant Optical Co. Ltd.,
Class H(a) 3,500 21,061
Investments Shares Value
Health Care Equipment & Supplies
(continued)
Shanghai MicroPort MedBot Group
Co. Ltd., Class H* 8,500 $ 33,658
Shanghai United Imaging Healthcare
Co. Ltd., Class A 890 14,320
Top Glove Corp. Bhd. 41,400 7,558
278,160
Health Care Providers & Services -
0 .9%
160 Health International Ltd.*(a) 2,500 5,949
Al Hammadi Holding 1,840 12,922
Almoosa Health Co. 460 16,447
Apollo Hospitals Enterprise Ltd. 1,457 117,226
Aster DM Healthcare Ltd.(b) 1,518 11,212
Bangkok Chain Hospital PCL, NVDR 20,800 5,934
Bangkok Dusit Medical Services
PCL, NVDR 39,400 22,119
Bumrungrad Hospital PCL, NVDR 4,900 27,132
Burjeel Holdings plc 55,935 15,991
Chabiotech Co. Ltd.* 2,025 23,333
Dallah Healthcare Co. 585 19,388
Dr Lal PathLabs Ltd.(b) 1,644 23,681
Dr Soliman Abdel Kader Fakeeh
Hospital Co. 2,205 21,365
Dr Sulaiman Al Habib Medical
Services Group Co. 1,457 94,168
Fleury SA 75,200 242,697
Fortis Healthcare Ltd. 7,446 72,406
Genertec Universal Medical Group
Co. Ltd.(b) 282,000 208,789
Global Health Ltd. 1,978 23,283
Guangzhou Baiyunshan
Pharmaceutical Holdings Co. Ltd.,
Class A 4,600 15,247
Hanmi Science Co. Ltd. 552 14,031
Hapvida Participacoes e
Investimentos SA*(b) 7,633 18,981
HealthCare Global Enterprises Ltd.* 1,890 11,401
Hygeia Healthcare Holdings Co.
Ltd.*(a)(b) 10,200 14,987
IHH Healthcare Bhd. 28,200 62,627
Jointown Pharmaceutical Group Co.
Ltd., Class A 18,400 13,921
KPJ Healthcare Bhd. 30,224 25,342
Krishna Institute of Medical Sciences
Ltd.*(b) 4,320 30,345
Life Healthcare Group Holdings Ltd. 459,378 340,545
Max Healthcare Institute Ltd. 9,776 102,283
Medikaloka Hermina Tbk. PT(b) 360,094 23,923
Metropolis Healthcare Ltd.(b) 4,416 22,170
Middle East Healthcare Co. 2,700 26,579
Mitra Keluarga Karyasehat Tbk.
PT(b) 100,200 11,143
MLP Saglik Hizmetleri A/S, Class
B*(b) 20,069 197,538
Mouwasat Medical Services Co. 1,080 19,581
Narayana Hrudayalaya Ltd.(b) 1,200 22,335
National Medical Care Co. 782 24,770

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
143 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Netcare Ltd. 422,906 $ 437,847
New Horizon Health Ltd., Class D*‡ 4,000 327
Odontoprev SA 84,690 259,217
Pure Health Holding PJSC 74,871 43,419
Rainbow Children's Medicare Ltd. 1,794 23,670
Ramkhamhaeng Hospital PCL,
NVDR 600 337
Ramkhamhaeng Hospital PCL, Class
F 27,000 15,158
Rede D'Or Sao Luiz SA(b) 18,800 144,781
Saudi Chemical Co. Holding 13,754 30,732
Sejahteraraya Anugrahjaya Tbk. PT* 48,000 41,733
Selcuk Ecza Deposu Ticaret ve
Sanayi A/S 7,003 16,119
Shanghai Pharmaceuticals Holding
Co. Ltd., Class H 14,600 21,917
Sinopharm Group Co. Ltd., Class H 25,600 60,358
Specialized Medical Co.(b) 3,240 15,809
Topchoice Medical Corp., Class A 700 4,321
Vijaya Diagnostic Centre Ltd. 1,564 18,614
3,096,150
Health Care Technology -
0 .0% (d)
Inventurus Knowledge Solutions Ltd.* 506 8,821
Lunit, Inc.* 1,200 33,536
42,357
Hotels, Restaurants & Leisure -
1 .3%
Abu Dhabi National Hotels 2,829,118 284,999
Allwyn AG(a) 2,578 36,592
Alsea SAB de CV(a) 173,900 510,618
Ambassador Hotel (The) 73,288 96,454
Americana Restaurants International
plc 72,615 39,343
Asset World Corp. PCL, NVDR 126,000 8,117
Atour Lifestyle Holdings Ltd., ADR 942 36,022
Ballys Intralot SA* 7,896 10,318
Central Plaza Hotel PCL 16,700 15,882
Chagee Holdings Ltd., ADR(a) 368 4,085
Chalet Hotels Ltd. 2,045 16,325
Devyani International Ltd.* 5,106 6,710
DigiPlus Interactive Corp. 45,920 10,144
DoubleUGames Co. Ltd. 3,384 139,403
DPC Dash Ltd.*(a) 2,200 14,154
EIH Ltd. 4,500 15,122
Eternal Ltd.* 63,920 166,363
Genting Bhd. 31,500 20,384
Genting Malaysia Bhd. 36,000 17,948
Grand Korea Leisure Co. Ltd. 2,116 17,205
Guming Holdings Ltd.(a) 6,800 22,118
H World Group Ltd. 23,500 119,994
Haichang Ocean Park Holdings
Ltd.*(a)(b) 270,000 14,993
Haidilao International Holding Ltd.
(a)(b) 12,164 22,298
Investments Shares Value
Hotels, Restaurants & Leisure
(continued)
Hanjin Kal Corp. 450 $ 34,193
Indian Hotels Co. Ltd. (The), Class A 12,455 83,439
ITC Hotels Ltd.* 10,350 17,510
Jabal Omar Development Co.* 7,578 31,965
Jahez International Co.* 6,930 25,111
Jollibee Foods Corp. 8,100 20,950
Jubilant Foodworks Ltd. 6,968 35,136
Kangwon Land, Inc. 1,822 21,129
Le Travenues Technology Ltd.*(b) 5,445 9,642
Leejam Sports Co. JSC 1,410 29,963
Lemon Tree Hotels Ltd.*(b) 19,505 24,165
Lion Travel Service Co. Ltd. 26,608 133,525
Lotte Tour Development Co. Ltd.* 966 13,482
Meituan, Class B*(b) 72,300 768,339
Minor International PCL, NVDR 44,400 28,195
Mixue Group, Class H*(a) 400 14,695
Paradise Co. Ltd. 2,835 30,296
Petrokent Turizm A/S* 2,070 7,101
Sapphire Foods India Ltd.* 9,855 21,349
Seera Group Holding* 6,298 35,919
Shanghai Jinjiang International
Hotels Co. Ltd., Class A 4,600 17,205
Smartfit Escola de Ginastica e Danca
SA 5,049 17,501
Southern Sun Ltd. 279,133 168,148
Swiggy Ltd.* 10,591 30,162
TAB Gida Sanayi ve Ticaret A/S 2,346 13,966
Tbo Tek Ltd.* 828 10,952
Tongcheng Travel Holdings Ltd.(a)(b) 19,200 43,504
Travellers International Hotel Group,
Inc.*‡ 209,900 —
TravelSky Technology Ltd., Class H 329,000 406,118
Trip.com Group Ltd.* 7,950 424,000
Wowprime Corp. 27,482 196,458
Yum China Holdings, Inc. 4,982 241,378
4,601,087
Household Durables -
0 .8%
Ability Enterprise Co. Ltd. 6,904 17,083
Amber Enterprises India Ltd.* 239 20,205
Arcelik A/S* 2,915 7,219
Beijing Roborock Technology Co.
Ltd., Class A 515 8,727
Coway Co. Ltd. 1,269 73,666
Crompton Greaves Consumer
Electricals Ltd. 18,048 51,790
Cuckoo Holdings Co. Ltd. 3,149 62,526
Cury Construtora e Incorporadora SA 56,400 340,275
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 89,300 421,013
Direcional Engenharia SA 131,600 339,407
Dixon Technologies India Ltd.(b) 509 59,883
Eureka Forbes Ltd.* 1,960 10,297
Gree Electric Appliances, Inc. of
Zhuhai, Class A 9,400 55,091
Haier Smart Home Co. Ltd., Class A 9,000 28,355
Haier Smart Home Co. Ltd., Class H 56,400 157,816

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 144
Investments Shares Value
COMMON STOCKS (continued)
Household Durables
(continued)
Hisense Home Appliances Group Co.
Ltd., Class H(a) 10,000 $ 29,411
Hisense Visual Technology Co. Ltd.,
Class A 4,700 17,607
Jason Furniture Hangzhou Co. Ltd.,
Class A 4,600 19,548
LG Electronics India Ltd.* 900 15,105
LG Electronics, Inc. 2,632 250,033
LG Electronics, Inc. (Preference) 584 23,743
Merry Electronics Co. Ltd. 75,281 204,332
Midea Group Co. Ltd., Class A 14,100 167,335
Midea Group Co. Ltd., Class H 9,400 107,634
Nien Made Enterprise Co. Ltd. 3,000 33,234
PIK-Spetsializirovannyy
Zastroyshchik PAO*‡ 4,646 —
Shenzhen MTC Co. Ltd., Class A 9,600 15,523
Sichuan Changhong Electric Co.
Ltd., Class A 9,200 11,767
Taiwan Sakura Corp. 5,000 13,129
TCL Electronics Holdings Ltd. 30,000 57,520
Whirlpool of India Ltd. 3,465 35,981
2,655,255
Household Products -
0 .0% (d)
Blue Moon Group Holdings Ltd.(a)(b) 25,000 10,116
Jyothy Labs Ltd. 5,039 14,103
Kimberly-Clark de Mexico SAB de
CV, Class A 25,018 56,431
Unilever Indonesia Tbk. PT 115,000 10,198
90,848
Independent Power and Renewable Electricity Producers
-
1 .2%
Aboitiz Power Corp. 29,900 22,130
ACEN Corp. 368,000 17,001
ACWA Power Co.* 2,115 94,852
Adani Green Energy Ltd.* 4,136 53,475
Adani Power Ltd.* 76,845 179,616
Aksa Enerji Uretim A/S, Class B* 3,760 6,840
Auren Energia SA* 122,200 340,671
B Grimm Power PCL, NVDR 33,700 13,336
Barito Renewables Energy Tbk. PT* 192,700 49,650
BCPG PCL, NVDR 360,500 77,967
CECEP Solar Energy Co. Ltd., Class
A 23,000 16,795
CGN New Energy Holdings Co. Ltd. 376,000 126,233
CGN Power Co. Ltd., Class A 34,600 23,189
CGN Power Co. Ltd., Class H(b) 235,000 104,394
China Longyuan Power Group Corp.
Ltd., Class H(a) 60,000 51,010
China National Nuclear Power Co.
Ltd., Class A 29,900 39,335
China Power International
Development Ltd.(a) 94,000 39,118
Investments Shares Value
Independent Power and Renewable Electricity Producers
(continued)
China Resources Power Holdings
Co. Ltd.(a) 50,000 $ 122,993
China Three Gorges Renewables
Group Co. Ltd., Class A 40,500 24,240
China Yangtze Power Co. Ltd., Class
A 28,200 112,740
Colbun SA 169,138 25,098
Datang International Power
Generation Co. Ltd., Class A 18,000 10,958
Datang International Power
Generation Co. Ltd., Class H(a) 36,000 12,408
Electricity Generating PCL, NVDR 4,900 16,911
Eneva SA* 18,800 102,181
Engie Brasil Energia SA 7,840 55,562
Fujian Funeng Co. Ltd., Class A 3,340 4,893
GD Power Development Co. Ltd.,
Class A 42,500 29,479
Global Power Synergy PCL, NVDR 4,600 4,904
Guangdong Electric Power
Development Co. Ltd., Class A 4,900 4,682
Guangdong Electric Power
Development Co. Ltd., Class B 14,400 3,860
Gulf Development PCL, NVDR 95,071 167,699
HD Renewable Energy Co. Ltd.* 36,161 101,803
Huadian Power International Corp.
Ltd., Class A 26,500 19,351
Huadian Power International Corp.
Ltd., Class H(a) 38,000 20,616
Huaneng Power International, Inc.,
Class A 23,700 24,242
Huaneng Power International, Inc.,
Class H(a) 96,000 76,592
Hubei Energy Group Co. Ltd., Class
A 8,700 6,187
Inner Mongolia MengDian HuaNeng
Thermal Power Corp. Ltd., Class
A 9,800 6,654
J&V Energy Technology Co. Ltd. 1,892 5,016
Jaiprakash Power Ventures Ltd.* 1,633,908 339,473
JSW Energy Ltd. 8,695 51,407
KPI Green Energy Ltd.(b) 2,714 12,809
Lydia Yesil Enerji Kaynaklari
Anonimsirketi* 46 16,291
Malakoff Corp. Bhd. 126,000 27,126
Margun Enerji Uretim Sanayi ve
Ticaret A/S* 11,070 15,692
Mega First Corp. Bhd. 192,700 150,414
NHPC Ltd. 54,473 47,750
NLC India Ltd. 8,784 29,300
NTPC Green Energy Ltd.* 8,050 9,317
NTPC Ltd. 107,160 450,650
OGK-2 PJSC*‡ 11,431,280 —
Pertamina Geothermal Energy PT(c) 166,704 9,438
Ratch Group PCL, NVDR 24,000 21,351
Reliance Power Ltd.* 994,943 299,907

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
145 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Independent Power and Renewable Electricity Producers
(continued)
SDIC Power Holdings Co. Ltd., Class
A 8,600 $ 17,153
Shaanxi Energy Investment Co. Ltd.,
Class A 13,500 23,311
Shandong Hi-Speed Holdings Group
Ltd.* 19,500 3,261
Shenergy Co. Ltd., Class A 4,900 6,496
Shenzhen Energy Group Co. Ltd.,
Class A 10,600 10,610
Sichuan Chuantou Energy Co. Ltd.,
Class A 9,400 21,060
Sichuan New Energy Power Co. Ltd.,
Class A 9,200 23,452
SP New Energy Corp.* 3,807,000 99,084
SPIC Green Energy Co. Ltd., Class A 19,400 18,538
Taiwan Cogeneration Corp. 7,729 10,831
Talwandi Sabo Power Ltd.*‡ 39,104 10,667
Unipro PAO*‡ 5,337,000 —
Xinyi Energy Holdings Ltd.(a) 846,031 128,518
Zhejiang Provincial New Energy
Investment Group Co. Ltd., Class
A 13,800 19,932
Zhejiang Zheneng Electric Power Co.
Ltd., Class A 28,800 24,022
4,112,541
Industrial Conglomerates -
1 .9%
3M India Ltd. 53 18,595
Aamal Co. 65,745 14,012
Aboitiz Equity Ventures, Inc. 82,990 39,284
AG Anadolu Grubu Holding A/S 34,780 24,154
Alarko Holding A/S 5,336 11,296
Alliance Global Group, Inc. 1,226,700 170,810
Alpha Dhabi Holding PJSC 31,913 65,426
AntarChile SA 920 8,317
Apar Industries Ltd. 240 31,180
Astra Industrial Group Co. 693 26,053
Astra International Tbk. PT 394,800 136,276
Ayala Corp. 4,050 30,806
Bidvest Group Ltd. 6,486 90,614
China Baoan Group Co. Ltd., Class A 9,200 11,645
CITIC Ltd. 123,000 202,547
CJ Corp. 322 48,738
DMCI Holdings, Inc. 121,000 18,876
Doosan Co. Ltd. 94 101,149
Doosan Co. Ltd. (Preference) 46 20,004
Dubai Investments PJSC 33,435 36,959
Far Eastern New Century Corp. 94,000 76,394
Fosun International Ltd. 70,500 36,988
Godrej Industries Ltd.* 1,296 13,095
Grupo Carso SAB de CV, Series
A1(a) 9,400 71,289
GS Holdings Corp. 1,457 80,453
GT Capital Holdings, Inc. 2,700 20,774
Investments Shares Value
Industrial Conglomerates
(continued)
Hanwha Corp. 799 $ 71,863
HAP Seng Consolidated Bhd. 9,000 6,572
Hong Leong Industries Bhd. 28,200 122,982
Hyosung Corp. 2,531 389,070
Industries Qatar QSC 38,305 125,719
International Holding Co. PJSC* 9,776 1,040,708
JG Summit Holdings, Inc. 54,011 23,810
Kiler Holding A/S* 2,790 6,317
KOC Holding A/S 14,523 64,990
LG Corp. 2,629 175,657
Lotte Corp. 9,834 202,554
LT Group, Inc. 98,000 23,912
LX Holdings Corp. 16,544 101,504
Modon Holding PSC* 84,506 67,413
National Industries Group Holding
SAK 39,530 33,295
Nava Ltd. 7,473 52,110
Quinenco SA 4,414 21,507
Samsung C&T Corp. 1,927 387,817
San Miguel Corp. 4,500 5,267
Shanghai Industrial Holdings Ltd.(a) 151,000 296,073
Siemens Ltd.* 1,410 56,573
Sigdo Koppers SA 112,189 211,203
Sime Darby Bhd. 93,000 50,580
SK Square Co. Ltd.* 1,974 1,119,292
SK, Inc. 799 228,948
SM Investments Corp. 10,340 101,928
Sunway Bhd. 32,900 44,568
Tanco Holdings Bhd.* 33,840 13,292
Turkiye Sise ve Cam Fabrikalari A/S 14,214 15,056
Two Point Zero Group PJSC* 54,626 30,340
6,496,654
Industrial REITs -
0 .5%
Equites Property Fund Ltd., REIT 302,633 306,257
ESR Kendall Square REIT Co. Ltd.,
REIT 3,919 11,956
FIBRA Macquarie Mexico, REIT(a)(b) 272,600 673,872
Frasers Property Thailand Industrial
Freehold & Leasehold REIT, REIT 643,600 236,926
Prologis Property Mexico SA de CV,
REIT 15,867 72,422
Reysas Gayrimenkul Yatirim Ortakligi
A/S, REIT* 279,932 187,717
WHA Premium Growth Freehold
& Leasehold Real Estate
InvestmentTrust, Class F, REIT 648,800 216,947
1,706,097
Insurance -
3 .1%
Abu Dhabi National Insurance Co.
PSC 98,747 207,554
Agesa Hayat ve Emeklilik A/S 9,588 51,118
Al Rajhi Co. for Co-operative
Insurance* 322 9,547
Allianz Malaysia Bhd. 23,500 122,367
Anadolu Anonim Turk Sigorta Sirketi 26,496 16,935

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 146
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Anadolu Hayat Emeklilik A/S 16,873 $ 41,413
BB Seguridade Participacoes SA 14,400 97,919
BKI Holdings PCL, NVDR 18,800 187,438
Bupa Arabia for Cooperative
Insurance Co. 782 38,052
Caixa Seguridade Participacoes SA 10,300 37,397
Capital Financial Indonesia Tbk. PT* 252,022 19,655
Cathay Financial Holding Co. Ltd. 224,942 548,076
Central Reinsurance Co. Ltd. 164,794 156,813
China Life Insurance Co. Ltd., Class
H 169,000 617,428
China Pacific Insurance Group Co.
Ltd., Class A 14,100 76,817
China Pacific Insurance Group Co.
Ltd., Class H 63,200 274,462
China Reinsurance Group Corp.,
Class H 2,303,000 361,601
China Taiping Insurance Holdings
Co. Ltd. 31,800 90,443
Co. for Cooperative Insurance (The) 990 34,368
DB Insurance Co. Ltd. 1,128 127,463
Discovery Ltd. 11,139 172,368
Fubon Financial Holding Co. Ltd. 218,448 620,503
Hanwha Life Insurance Co. Ltd.* 96,397 317,489
HDFC Life Insurance Co. Ltd.(b) 11,797 72,947
Hyundai Marine & Fire Insurance Co.
Ltd.* 19,928 408,449
ICICI Lombard General Insurance
Co. Ltd.(b) 3,807 70,722
ICICI Prudential Life Insurance Co.
Ltd.(b) 5,220 28,260
KGI Financial Holding Co. Ltd. 394,584 267,751
Korean Reinsurance Co. 50,196 417,962
LPI Capital Bhd. 4,900 18,309
Max Financial Services Ltd.* 4,371 73,025
Mercuries & Associates Holding Ltd. 205,550 88,877
Mercuries Life Insurance Co. Ltd.* 104,278 25,375
Momentum Group Ltd. 30,409 68,921
New China Life Insurance Co. Ltd.,
Class A 4,900 46,177
New China Life Insurance Co. Ltd.,
Class H 23,500 153,592
Old Mutual Ltd. 91,227 74,238
OUTsurance Group Ltd. 10,487 44,441
PB Fintech Ltd.* 4,841 84,983
People's Insurance Co. Group of
China Ltd. (The), Class H 217,000 147,367
PICC Property & Casualty Co. Ltd.,
Class H 160,000 286,147
Ping An Insurance Group Co. of
China Ltd., Class A 18,900 164,201
Ping An Insurance Group Co. of
China Ltd., Class H(a) 147,500 1,186,214
Porto Seguro SA 4,900 48,967
Qatar Insurance Co. SAQ 1,058,158 666,398
Investments Shares Value
Insurance
(continued)
Qualitas Controladora SAB de CV(a) 5,000 $ 49,740
Rasan Information Technology Co.* 1,012 38,154
Samsung Fire & Marine Insurance
Co. Ltd. 658 204,516
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 47 11,804
Samsung Life Insurance Co. Ltd. 2,303 387,405
Sanlam Ltd.(a) 41,548 212,890
Santam Ltd. 723 17,270
Saudi Reinsurance Co.* 2,126 15,044
SBI Life Insurance Co. Ltd.(b) 6,063 116,196
Shinkong Insurance Co. Ltd. 71,026 298,141
Star Health & Allied Insurance Co.
Ltd.* 1,187 6,574
Sunshine Insurance Group Co. Ltd.,
Class H 681,500 313,183
Syarikat Takaful Malaysia Keluarga
Bhd. 192,700 161,089
Thai Life Insurance PCL, NVDR 30,700 9,889
Tongyang Life Insurance Co. Ltd.* 14,715 82,444
Turkiye Sigorta A/S 49,680 15,459
ZhongAn Online P&C Insurance Co.
Ltd., Class H*(b) 5,900 8,834
10,619,181
Interactive Media & Services -
1 .9%
Baidu, Inc., Class A* 29,550 447,753
Bilibili, Inc., Class Z*(a) 2,820 60,549
Dear U Co. Ltd. 423 9,197
Info Edge India Ltd. 6,345 65,035
JOYY, Inc., ADR 846 49,906
Kakao Corp. 4,436 141,466
Kuaishou Technology(b) 65,800 360,341
Meitu, Inc.(b) 48,000 25,490
NAVER Corp. 1,927 274,135
Newborn Town, Inc.*(a) 20,000 23,565
Tencent Holdings Ltd. 82,400 4,920,596
Weibo Corp., Class A 33,840 274,521
6,652,554
IT Services -
0 .7%
Al Moammar Information Systems
Co. 505 24,102
Arabian Internet & Communications
Services Co. 180 10,655
Cafe24 Corp.* 1,035 17,515
Chinasoft International Ltd.(a) 98,000 43,034
Clobot Co. Ltd.* 405 13,639
Coforge Ltd. 5,170 65,141
Cyient Ltd. 2,475 22,732
Elm Co. 376 58,748
GDS Holdings Ltd., Class A* 13,800 71,627
HCL Technologies Ltd. 14,570 184,071
Hexaware Technologies Ltd. 1,150 5,424
Hyundai Autoever Corp. 94 28,551
Infosys Ltd. 54,285 675,919
Kingsoft Cloud Holdings Ltd.*(a) 26,000 25,324

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
147 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
IT Services
(continued)
LG CNS Co. Ltd. 765 $ 33,526
LTM Ltd.(b) 1,457 65,542
Mphasis Ltd. 1,170 28,065
Persistent Systems Ltd. 1,622 82,028
Posco DX Co. Ltd. 769 18,095
Presight AI Holding plc* 17,894 15,200
Samsung SDS Co. Ltd. 893 100,065
Sonata Software Ltd. 6,164 16,563
Systex Corp. 70,432 266,750
Tata Consultancy Services Ltd. 13,066 340,562
Tata Technologies Ltd. 1,472 9,016
Tech Mahindra Ltd. 8,789 136,446
Vnet Group, Inc., ADR* 2,520 20,941
WellCell Holdings Co. Ltd.*(a) 22,400 8,950
Wipro Ltd. 44,650 94,391
Zensar Technologies Ltd. 2,950 15,971
2,498,593
Leisure Products -
0 .3%
Alexander Marine Co. Ltd. 18,589 98,858
Bloks Group Ltd.* 900 7,186
Fusheng Precision Co. Ltd. 43,077 341,250
Giant Manufacturing Co. Ltd. 119,596 254,407
Johnson Health Tech Co. Ltd. 2,000 7,701
Merida Industry Co. Ltd. 78,233 142,962
Thunder Tiger Corp.* 7,000 31,814
Topkey Corp. 20,940 98,803
982,981
Life Sciences Tools & Services -
0 .2%
Curiox Biosystems Co. Ltd.* 270 18,586
Divi's Laboratories Ltd. 1,974 135,238
EirGenix, Inc.* 6,144 8,755
Genscript Biotech Corp.*(a) 14,000 24,519
Indegene Ltd. 1,564 8,235
LigaChem Biosciences, Inc.* 376 46,493
MGI Tech Co. Ltd., Class A* 1,665 12,426
Onesource Specialty Pharma Ltd.* 552 10,108
Peptron, Inc.* 282 49,529
SAI Life Sciences Ltd.*(b) 6,559 73,904
Samsung Biologics Co. Ltd.*(b) 171 169,478
Syngene International Ltd.(b) 1,426 7,026
WuXi AppTec Co. Ltd., Class A 2,860 45,849
WuXi AppTec Co. Ltd., Class H(b) 5,518 95,797
XtalPi Holdings Ltd.*(a) 41,000 49,878
755,821
Machinery -
1 .9%
Action Construction Equipment Ltd. 1,488 13,916
AIA Engineering Ltd. 600 24,968
Airtac International Group 1,913 87,848
Anhui Heli Co. Ltd., Class A 4,600 12,137
Ashok Leyland Ltd. 46,154 78,820
Azad Engineering Ltd.* 828 18,886
BEML Ltd. 1,380 26,260
Investments Shares Value
Machinery
(continued)
BHI Co. Ltd.* 695 $ 45,687
C Sun Manufacturing Ltd. 2,828 54,356
China CSSC Holdings Ltd., Class A 5,000 30,555
China International Marine
Containers Group Co. Ltd., Class
A 9,600 17,406
China International Marine
Containers Group Co. Ltd., Class
H 9,400 12,911
China Railway Construction Heavy
Industry Corp. Ltd., Class A 21,060 14,577
China Yuchai International Ltd. 450 18,545
Cochin Shipyard Ltd.(b) 1,450 26,481
Craftsman Automation Ltd. 343 27,783
CSBC Corp. Taiwan* 29,992 18,742
Cummins India Ltd. 1,833 101,706
Doosan Bobcat, Inc. 950 46,116
Doosan Robotics, Inc.* 322 23,924
Elgi Equipments Ltd. 8,460 49,335
Escorts Kubota Ltd. 564 19,262
Farsoon Technologies Co. Ltd., Class
A 2,070 24,024
Force Motors Ltd. 135 28,310
G Shank Enterprise Co. Ltd. 4,472 16,514
Grindwell Norton Ltd. 1,755 29,139
Haitian International Holdings Ltd. 22,000 59,313
Hangcha Group Co. Ltd., Class A 4,600 18,289
Hanwha Engine* 966 57,314
Hanwha Ocean Co. Ltd.* 1,645 146,178
HD Construction Equipment Co. Ltd. 10,575 1,311,180
HD Hyundai Heavy Industries Co.
Ltd. 423 195,358
HD Hyundai Marine Solution Co. Ltd. 138 24,703
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. 1,128 350,979
HD-Hyundai Marine Engine* 360 25,680
Hefei Meiya Optoelectronic
Technology, Inc., Class A 4,600 11,793
Hiwin Technologies Corp. 5,535 54,591
HJ Shipbuilding & Construction Co.
Ltd.* 1,840 35,976
Hyundai Elevator Co. Ltd. 662 44,053
Hyundai Rotem Co. Ltd. 987 178,674
Impro Precision Industries Ltd.(b) 188,000 248,867
Ingersoll Rand India Ltd. 141 6,563
INOX India Ltd. 736 11,298
Jiangsu Hengli Hydraulic Co. Ltd.,
Class A 2,000 30,724
Jyoti CNC Automation Ltd.*(b) 1,440 11,378
Kaori Heat Treatment Co. Ltd. 2,214 87,346
Keda Industrial Group Co. Ltd., Class
A 4,900 13,803
Kenmec Mechanical Engineering
Co. Ltd. 8,075 14,221
Kinik Co. 2,800 47,720
Kirloskar Brothers Ltd. 700 12,758

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 148
Investments Shares Value
COMMON STOCKS (continued)
Machinery
(continued)
Kirloskar Oil Engines Ltd. 3,158 $ 56,503
KSB Ltd. 564 5,815
LMW Ltd. 180 27,616
Lonking Holdings Ltd. 658,000 278,865
Marcopolo SA 87,750 113,421
Marcopolo SA (Preference) 258,500 336,199
Morimatsu International Holdings Co.
Ltd.(b) 143,000 128,146
Ningbo PIA Automation Holding
Corp., Class A* 9,945 13,505
North Industries Group Red Arrow
Co. Ltd., Class A* 4,600 11,942
Olectra Greentech Ltd. 1,485 19,488
Otokar Otomotiv ve Savunma Sanayi
A/S* 1,440 12,198
People & Technology, Inc. 6,298 237,789
Precision Tsugami China Corp. Ltd.
(a)(b) 9,000 54,801
Rainbow Robotics* 94 42,082
Sam Engineering & Equipment M
Bhd. 5,100 5,008
Samsung Heavy Industries Co. Ltd.* 9,024 196,822
San Shing Fastech Corp. 5,000 9,121
Sany Heavy Equipment International
Holdings Co. Ltd. 28,000 38,566
Sany Heavy Industry Co. Ltd., Class
A 4,700 13,996
Shaily Engineering Plastics Ltd. 585 15,610
Shakti Pumps India Ltd. 1,058 6,290
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class A 18,400 14,594
Shanghai Zhenhua Heavy Industries
Co. Ltd., Class B 4,800 1,301
Shin Zu Shing Co. Ltd. 8,278 53,298
Sinotruk Hong Kong Ltd. 18,500 90,826
SK oceanplant Co. Ltd.* 828 13,705
SNT Energy Co. Ltd. 322 12,201
STX Engine Co. Ltd.* 552 22,926
Sunonwealth Electric Machine
Industry Co. Ltd. 5,208 23,834
Tega Industries Ltd. 598 10,480
Thermax Ltd. 576 24,746
Tian Di Science & Technology Co.
Ltd., Class A 18,700 15,570
Timken India Ltd. 329 11,885
Titagarh Rail System Ltd. 3,150 25,502
Turk Traktor ve Ziraat Makineleri A/S* 788 7,743
UBTech Robotics Corp. Ltd., Class
H*(a) 2,350 31,798
UWC Bhd.* 27,600 33,844
Weichai Power Co. Ltd., Class A 14,100 64,376
Weichai Power Co. Ltd., Class H 47,000 231,828
XCMG Construction Machinery Co.
Ltd., Class A 30,000 43,681
Investments Shares Value
Machinery
(continued)
Yangzijiang Shipbuilding Holdings
Ltd. 61,100 $ 206,777
Yantai Eddie Precision Machinery
Co. Ltd., Class A 4,700 15,984
Yuil Robotics Co. Ltd.* 225 15,944
Yutong Bus Co. Ltd., Class A 4,500 23,318
ZCZL Industrial Technology Group
Co. Ltd., Class A 4,600 12,568
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class A 4,500 30,897
Zhejiang Sanhua Intelligent Controls
Co. Ltd., Class H(a) 4,500 19,071
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 4,500 20,588
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class A 17,400 20,242
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H(a) 29,200 29,335
6,619,612
Marine Transportation -
0 .4%
Cia Sud Americana de Vapores SA 402,367 22,724
COSCO SHIPPING Holdings Co.
Ltd., Class A 18,300 37,812
COSCO SHIPPING Holdings Co.
Ltd., Class H(a) 70,500 129,593
COSCO SHIPPING Specialized
Carriers Co. Ltd., Class A 13,800 17,286
Evergreen Marine Corp. Taiwan Ltd. 26,814 170,949
Far-Eastern Shipping Co. plc*‡ 302,500 —
Gulf Navigation Holding PJSC* 75,371 55,612
Hainan Strait Shipping Co. Ltd.,
Class A 4,500 5,597
HMM Co. Ltd. 6,511 89,992
MISC Bhd. 51,700 108,959
Ningbo Ocean Shipping Co. Ltd.,
Class A 13,500 17,108
Orient Overseas International Ltd. 3,500 60,986
Pan Ocean Co. Ltd. 89,347 333,726
Qatar Navigation QSC 27,730 78,521
Shanghai Zhonggu Logistics Co.
Ltd., Class A 2,552 4,052
Shipping Corp. of India Ltd. 9,617 30,851
U-Ming Marine Transport Corp. 14,000 26,777
Wan Hai Lines Ltd. 34,121 80,337
Wisdom Marine Lines Co. Ltd. 11,898 26,924
Yang Ming Marine Transport Corp. 38,380 59,536
1,357,342
Media -
0 .3%
Affle 3i Ltd.* 1,168 17,495
Arabian Contracting Services Co.* 828 23,998
Cheil Worldwide, Inc. 23,218 313,863
China Literature Ltd.*(a)(b) 4,200 13,168
China South Publishing & Media
Group Co. Ltd., Class A 4,900 8,153

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
149 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Media
(continued)
Chinese Universe Publishing and
Media Group Co. Ltd., Class A 9,200 $ 11,174
Elang Mahkota Teknologi Tbk. PT 211,506 10,080
Focus Media Information Technology
Co. Ltd., Class A 14,900 13,715
Jiangsu Broadcasting Cable
Information Network Corp. Ltd.,
Class A 23,000 13,059
Leo Group Co. Ltd., Class A 8,400 7,928
Megacable Holdings SAB de CV(a) 23,500 82,059
Mobvista, Inc.*(b) 19,000 39,534
Saudi Research & Media Group* 605 12,421
Shandong Publishing & Media Co.
Ltd., Class A 13,500 14,737
Sun TV Network Ltd. 1,380 8,805
Wasu Media Holding Co. Ltd., Class
A 9,200 9,976
Zee Entertainment Enterprises Ltd. 310,388 293,469
893,634
Metals & Mining -
4 .2%
African Rainbow Minerals Ltd. 2,990 39,917
Al Masane Al Kobra Mining Co. 1,403 30,450
Alamtri Minerals Indonesia Tbk. PT 193,200 20,648
Alrosa PJSC*‡ 85,800 —
Aluminum Corp. of China Ltd., Class
A 19,600 33,414
Aluminum Corp. of China Ltd., Class
H 94,000 136,313
Amman Mineral Internasional PT* 123,400 36,357
Aneka Tambang Tbk. 197,100 42,585
Angang Steel Co. Ltd., Class H*(a) 38,000 7,082
APL Apollo Tubes Ltd. 2,520 50,579
Baoshan Iron & Steel Co. Ltd., Class
A 47,000 43,399
Beijing Shougang Co. Ltd., Class A 10,600 7,073
Borusan Birlesik Boru Fabrikalari
Sanayi ve Ticaret A/S* 720 8,716
Bradespar SA (Preference) 89,300 411,156
Bumi Resources Minerals Tbk. PT* 1,289,800 59,982
Century Iron & Steel Industrial Co.
Ltd. 2,544 8,109
Chifeng Jilong Gold Mining Co. Ltd.,
Class A 4,600 25,579
China Gold International Resources
Corp. Ltd. 3,800 80,329
China Hongqiao Group Ltd.(a) 91,500 381,710
China Metal Recycling Holdings
Ltd.*‡ 51,000 —
China Nonferrous Mining Corp. Ltd. 37,000 63,290
China Northern Rare Earth Group
High-Tech Co. Ltd., Class A 4,600 35,703
China Steel Corp. 175,050 103,590
China Zhongwang Holdings Ltd.*‡ 699,600 —
Chung Hung Steel Corp.* 23,000 12,776
Investments Shares Value
Metals & Mining
(continued)
Cia Siderurgica Nacional SA* 15,300 $ 19,131
CMOC Group Ltd., Class A 35,600 97,001
CMOC Group Ltd., Class H 78,000 175,242
CSN Mineracao SA 9,600 8,998
Dazhong Mining Co. Ltd., Class A 4,700 35,977
DRDGOLD Ltd. 10,054 27,357
East Pipes Integrated Co. for Industry 5,405 285,346
ElvalHalcor SA 16,262 75,923
Eregli Demir ve Celik Fabrikalari TAS 69,561 54,067
EVERGREEN Steel Corp. 6,672 20,531
Feng Hsin Steel Co. Ltd. 164,825 316,806
Gerdau SA (Preference) 26,264 119,185
Gloria Material Technology Corp. 188,000 191,059
GMK Norilskiy Nickel PAO*‡ 209,000 —
Godawari Power and Ispat Ltd. 16,345 51,026
Gold Fields Ltd. 20,962 893,709
Gravita India Ltd. 552 9,480
Grupo Mexico SAB de CV, Series B 42,300 461,841
Guangdong HEC Technology Holding
Co. Ltd., Class A* 4,700 24,347
Hangzhou Iron & Steel Co., Class A* 9,400 12,022
Harmony Gold Mining Co. Ltd. 13,348 210,547
Henan Shenhuo Coal Industry &
Electricity Power Co. Ltd., Class A 4,700 22,098
Hindalco Industries Ltd. 34,028 372,139
Hindustan Copper Ltd. 6,750 38,037
Hindustan Zinc Ltd. 7,328 46,011
Hunan Valin Steel Co. Ltd., Class A 23,500 15,956
Hyundai Steel Co. 1,426 40,909
Impala Platinum Holdings Ltd. 10,857 150,997
Industrias Penoles SAB de CV* 2,585 130,003
Inner Mongolia BaoTou Steel Union
Co. Ltd., Class A 70,500 27,855
Inner Mongolia ERDOS Resources
Co. Ltd., Class B 10,388 13,681
Jai Balaji Industries Ltd.* 28,125 23,199
Jiangxi Copper Co. Ltd., Class A 4,700 31,266
Jiangxi Copper Co. Ltd., Class H 27,000 126,215
Jinchuan Group International
Resources Co. Ltd.*‡(a) 235,000 3,939
Jindal Saw Ltd. 113,646 266,712
Jindal Stainless Ltd. 5,734 46,361
Jindal Steel Ltd. 5,264 67,834
Jinduicheng Molybdenum Co. Ltd.,
Class A 9,400 26,933
JSW Steel Ltd. 17,390 231,680
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class A* 8,280 6,487
Kardemir Karabuk Demir Celik
Sanayi ve Ticaret A/S, Class D* 34,110 29,079
Kocaer Celik Sanayi ve Ticaret A/S 203,792 52,905
Korea Zinc Co. Ltd. 141 150,107
Kumba Iron Ore Ltd. 1,215 22,734
Lingbao Gold Group Co. Ltd., Class
H(a) 9,300 24,598
Lloyds Metals & Energy Ltd. 2,064 38,369

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 150
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Lygend Resources & Technology Co.
Ltd., Class H(b) 75,200 $ 114,906
Maanshan Iron & Steel Co. Ltd.,
Class H* 22,000 7,133
Magnitogorsk Iron & Steel Works
PJSC*‡ 45,174 —
Merdeka Battery Materials Tbk. PT* 391,000 15,247
Merdeka Copper Gold Tbk. PT* 183,462 34,234
Merdeka Gold Resources Tbk. PT* 56,100 28,925
Metalurgica Gerdau SA 46,798 89,136
Metalurgica Gerdau SA (Preference) 292,892 583,738
Minsur SA 313,584 534,230
MMG Ltd.*(a) 92,000 97,593
Nanjing Iron & Steel Co. Ltd., Class A 18,400 14,513
National Aluminium Co. Ltd. 17,561 73,879
NMDC Ltd. 72,192 68,736
NMDC Steel Ltd.* 38,640 17,392
Northam Platinum Holdings Ltd. 4,888 93,662
Novolipetsk Steel PJSC*‡ 51,150 —
OceanaGold Philippines, Inc. 173,900 94,765
Pangang Group Vanadium Titanium
& Resources Co. Ltd., Class A* 36,800 19,602
Petrosea Tbk. PT 54,012 15,757
PMB Technology Bhd.* 41,500 19,854
Polyus PJSC*‡ 11,550 —
Poongsan Corp. 500 33,441
POSCO Holdings, Inc. 1,645 512,399
Press Metal Aluminium Holdings Bhd. 61,100 132,769
PTC Industries Ltd.* 100 16,929
Qatar Aluminum Manufacturing Co. 996,306 442,468
Ramkrishna Forgings Ltd. 1,656 10,439
Raspadskaya PAO*‡ 4,240 —
Sarda Energy & Minerals Ltd. 3,700 23,060
Saudi Arabian Mining Co.* 17,343 303,346
SeAH Besteel Holdings Corp. 4,888 248,816
Severstal PAO*‡ 5,995 —
Shandong Gold Mining Co. Ltd.,
Class A 5,200 26,161
Shandong Gold Mining Co. Ltd.,
Class H(b) 12,500 45,253
Shandong Nanshan Aluminum Co.
Ltd., Class A 18,800 14,773
Shanxi Meijin Energy Co. Ltd., Class
A* 23,000 15,011
Shanxi Taigang Stainless Steel Co.
Ltd., Class A* 15,900 9,889
Shougang Fushan Resources Group
Ltd. 90,000 31,939
Shyam Metalics & Energy Ltd. 1,950 17,951
Sibanye Stillwater Ltd.(a) 67,868 201,857
Steel Authority of India Ltd. 26,906 52,336
TA Chen Stainless Pipe 49,920 59,398
Tata Steel Ltd. 116,560 259,563
Tianshan Aluminum Group Co. Ltd.,
Class A 6,100 14,854
Investments Shares Value
Metals & Mining
(continued)
Timah Tbk. PT 846,000 $ 174,967
Tongguan Gold Group Ltd.(a) 90,000 32,743
Tongling Nonferrous Metals Group
Co. Ltd., Class A 22,500 20,249
TR Anadolu Metal Madencilik
Isletmeleri A/S* 7,083 18,623
Trimegah Bangun Persada Tbk. PT 230,000 13,885
Tung Ho Steel Enterprise Corp. 17,050 35,085
Turk Altin Isletmeleri A/S* 14,797 13,551
United Co. RUSAL International
PJSC*‡ 75,100 —
Usha Martin Ltd. 6,762 32,188
Usinas Siderurgicas de Minas Gerais
SA Usiminas (Preference), Class
A* 155,100 258,064
Vale Indonesia Tbk. PT 64,400 25,485
Vale SA 84,600 1,378,418
Valterra Platinum Ltd. 2,585 206,645
Vedanta Aluminium Metal Ltd.*‡ 39,104 154,651
Vedanta Iron and Steel Ltd.*‡ 39,104 7,465
Vedanta Ltd. 39,104 111,877
VSMPO-AVISMA Corp. PJSC*‡ 53 —
Wanguo Gold Group Ltd. 15,500 21,982
Welspun Corp. Ltd. 3,165 42,241
Western Mining Co. Ltd., Class A 4,800 20,784
Xiamen Tungsten Co. Ltd., Class A 3,900 32,975
Yieh Phui Enterprise Co. Ltd.* 470,000 207,673
Yunnan Aluminium Co. Ltd., Class A 6,300 29,317
Yunnan Copper Co. Ltd., Class A 4,800 13,416
Yunnan Tin Co. Ltd., Class A 4,900 25,276
Zhaojin Mining Industry Co. Ltd.,
Class H 24,500 88,508
Zhejiang JIULI Hi-tech Metals Co.
Ltd., Class A* 4,700 20,716
Zhongjin Gold Corp. Ltd., Class A 1,900 7,218
Zijin Mining Group Co. Ltd., Class A 23,500 114,514
Zijin Mining Group Co. Ltd., Class
H(a) 76,000 346,154
14,585,080
Multi-Utilities -
0 .1%
Dubai Electricity & Water Authority
PJSC 133,668 96,442
Nebras Energy 10,246 41,226
YTL Corp. Bhd. 123,120 63,242
YTL Power International Bhd. 80,937 77,849
278,759
Office REITs -
0 .0% (d)
AREIT, Inc., REIT 18,400 11,823
Brookfield India Real Estate Trust,
REIT(b) 9,879 33,923
Embassy Office Parks REIT, REIT 5,719 25,594
RL Commercial REIT, Inc., REIT 189,000 21,244
92,584

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
151 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
4 .1%
Adaro Andalan Indonesia PT 86,100 $ 57,698
ADNOC Logistics & Services 35,720 57,087
Aegis Logistics Ltd. 2,650 19,571
AKR Corporindo Tbk. PT 2,555,780 233,283
Alamtri Resources Indonesia Tbk. PT 342,092 49,802
Bangchak Corp. PCL, NVDR 119,000 130,508
Banpu PCL, NVDR 110,300 19,964
Bashneft PJSC*‡ 1,305 —
Bashneft PJSC (Preference)*‡ 1,163 —
Bharat Petroleum Corp. Ltd. 45,571 144,255
Brava Energia 159,850 613,746
Bukit Asam Persero Tbk. PT 1,339,582 222,103
Bumi Resources Tbk. PT* 2,320,998 32,180
CGN Mining Co. Ltd.(a) 75,000 37,243
Chennai Petroleum Corp. Ltd. 18,001 213,999
China Coal Energy Co. Ltd., Class A 11,400 31,229
China Coal Energy Co. Ltd., Class H 48,000 89,582
China Coal Xinji Energy Co. Ltd.,
Class A 13,800 18,074
China Merchants Energy Shipping
Co. Ltd., Class A 14,100 36,314
China Petroleum & Chemical Corp.,
Class A 65,800 51,899
China Petroleum & Chemical Corp.,
Class H(a) 564,000 331,902
China Shenhua Energy Co. Ltd.,
Class A 9,400 66,026
China Shenhua Energy Co. Ltd.,
Class H(a) 82,000 505,791
China Suntien Green Energy Corp.
Ltd., Class H(a) 50,000 24,509
Coal India Ltd. 53,909 273,453
COSCO SHIPPING Energy
Transportation Co. Ltd., Class A 8,600 27,171
COSCO SHIPPING Energy
Transportation Co. Ltd., Class H 32,000 74,508
Dana Gas PJSC 1,900,868 465,785
Dian Swastatika Sentosa Tbk. PT* 587,500 54,813
Ecopetrol SA 118,957 85,203
Energi Mega Persada Tbk. PT* 8,643,300 848,851
Exxaro Resources Ltd. 6,956 91,598
Formosa Petrochemical Corp. 20,736 36,911
Gansu Energy Chemical Co. Ltd.,
Class A 28,200 11,885
Gazprom PJSC*‡ 412,500 —
Golden Energy Mines Tbk. PT 18,400 8,424
Great Eastern Shipping Co. Ltd.
(The) 36,331 603,566
Guanghui Energy Co. Ltd., Class A 13,800 13,631
Guangzhou Development Group,
Inc., Class A 16,600 17,271
Gujarat Mineral Development Corp.
Ltd. 2,208 17,125
HD Hyundai Co. Ltd. 987 206,623
HELLENiQ ENERGY Holdings SA(a) 1,316 15,183
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Hindustan Petroleum Corp. Ltd. 23,171 $ 91,438
Indian Oil Corp. Ltd. 91,932 137,781
Indo Tambangraya Megah Tbk. PT 145,700 224,316
Inner Mongolia Dian Tou Energy
Corp. Ltd., Class A 5,500 26,045
Inner Mongolia Yitai Coal Co. Ltd.,
Class B 20,116 53,509
Jiangsu Xukuang Energy Co. Ltd.,
Class A 36,000 24,707
Jinneng Holding Shanxi Coal Industry
Co. Ltd., Class A 4,900 13,860
Jizhong Energy Resources Co. Ltd.,
Class A 4,800 3,948
Kinetic Development Group Ltd.(a) 846,000 251,627
LUKOIL PJSC*‡ 12,265 —
Mangalore Refinery &
Petrochemicals Ltd. 5,520 9,744
Medco Energi Internasional Tbk. PT 2,237,218 226,177
MOL Hungarian Oil & Gas plc 7,802 103,836
Motor Oil Hellas Corinth Refineries
SA 1,474 65,705
Novatek PJSC*‡ 20,020 —
Oil & Natural Gas Corp. Ltd. 98,747 311,648
Oil India Ltd. 17,237 89,133
Oriental Energy Co. Ltd., Class A* 13,500 15,903
Petrindo Jaya Kreasi Tbk. PT 189,980 13,170
PetroChina Co. Ltd., Class H 510,000 783,188
Petroleo Brasileiro SA - Petrobras 89,300 980,931
Petroleo Brasileiro SA - Petrobras
(Preference) 108,100 1,064,858
Petronet LNG Ltd. 20,583 60,018
Pingdingshan Tianan Coal Mining
Co. Ltd., Class A 13,500 17,029
PRIO SA* 19,000 253,249
PTT Exploration & Production PCL 469 2,216
PTT Exploration & Production PCL,
NVDR 32,431 153,213
PTT PCL, NVDR 202,100 218,545
Qatar Fuel QSC 18,753 73,807
Qatar Gas Transport Co. Ltd. 55,319 65,028
Rabigh Refining & Petrochemical
Co.* 8,460 33,452
Raharja Energi Cepu PT 27,000 9,632
Reliance Industries Ltd. 96,397 1,453,160
Rosneft Oil Co. PJSC*‡ 72,122 —
Rosneft Oil Co. PJSC, GDR*‡(b) 1,920 —
Rukun Raharja Tbk. PT 45,000 10,763
Saudi Arabian Oil Co.(b) 75,764 560,781
Semirara Mining & Power Corp.,
Class A 9,400 3,976
Shaanxi Coal Industry Co. Ltd., Class
A 18,800 71,886
Shan Xi Hua Yang Group New
Energy Co. Ltd., Class A 7,050 10,781
Shanxi Coking Coal Energy Group
Co. Ltd., Class A 13,800 14,176

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 152
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 4,500 $ 10,641
Sinopec Kantons Holdings Ltd.(a) 300,000 155,481
SK Discovery Co. Ltd. 598 22,538
SK Gas Ltd. 48 9,353
SK Innovation Co. Ltd.* 1,363 134,352
S-Oil Corp. 776 70,369
Surgutneftegas PAO*‡ 319,000 —
Surgutneftegas PAO (Preference)*‡ 225,500 —
Tatneft PJSC*‡ 22,094 —
Tatneft PJSC, ADR*‡ 4,806 —
Tatneft PJSC (Preference)*‡ 3,870 —
Thai Oil PCL, NVDR 14,402 21,207
Transneft PJSC (Preference)*‡ 5,500 —
Turkiye Petrol Rafinerileri A/S 19,176 115,009
United Tractors Tbk. PT 28,200 47,326
Vista Energy SAB de CV, ADR* 2,068 153,694
Yancoal Australia Ltd.(a)(b) 4,800 25,355
Yankuang Energy Group Co. Ltd.,
Class A 10,335 34,558
Yankuang Energy Group Co. Ltd.,
Class H(a) 83,699 175,011
14,316,896
Paper & Forest Products -
0 .3%
Empresas CMPC SA 19,872 24,561
Indah Kiat Pulp & Paper Tbk. PT 56,420 31,779
Lee & Man Paper Manufacturing Ltd. 893,000 384,159
Nine Dragons Paper Holdings Ltd.* 41,000 33,077
Pabrik Kertas Tjiwi Kimia Tbk. PT 465,300 232,516
Sappi Ltd.*(a) 199,703 192,528
Shandong Sun Paper Industry JSC
Ltd., Class A 9,200 19,804
Suzano SA 15,600 137,264
YFY, Inc. 22,472 16,738
1,072,426
Passenger Airlines -
0 .3%
Aegean Airlines SA(a) 13,771 180,118
Aeroflot PJSC*‡ 74,029 —
Air Arabia PJSC 62,322 83,992
Asiana Airlines, Inc.* 2,576 12,227
Bangkok Airways PCL, NVDR 250,300 103,660
China Airlines Ltd. 61,000 34,462
China Eastern Airlines Corp. Ltd.,
Class A* 14,300 9,040
China Eastern Airlines Corp. Ltd.,
Class H* 46,000 22,607
China Southern Airlines Co. Ltd.,
Class A* 14,100 11,162
China Southern Airlines Co. Ltd.,
Class H* 24,000 12,132
Eva Airways Corp. 79,300 83,844
flynas Co. SJSC* 2,303 31,255
InterGlobe Aviation Ltd.(b) 2,585 116,984
Investments Shares Value
Passenger Airlines
(continued)
Korean Air Lines Co. Ltd. 3,854 $ 63,792
Latam Airlines Group SA 8,239,053 195,250
Pegasus Hava Tasimaciligi A/S* 5,171 20,668
Turk Hava Yollari AO 15,980 109,015
1,090,208
Personal Care Products -
0 .3%
Amorepacific Corp. 225 20,525
Amorepacific Holdings Corp. 10,528 197,684
APR Corp. 384 109,903
Bloomage Biotechnology Corp. Ltd.,
Class A 2,475 14,976
Colgate-Palmolive India Ltd. 1,927 42,559
Cosmax, Inc. 144 20,437
Dabur India Ltd. 8,037 37,385
D'Alba Global Co. Ltd. 180 27,427
Emami Ltd. 2,162 10,125
Giant Biogene Holding Co. Ltd.(a)(b) 7,800 30,070
Gillette India Ltd. 192 16,089
Godrej Consumer Products Ltd. 5,828 65,523
Grape King Bio Ltd. 2,637 9,363
Hengan International Group Co. Ltd. 12,000 40,869
Hindustan Unilever Ltd. 11,468 271,966
Industri Jamu Dan Farmasi Sido
Muncul Tbk. PT 454,500 13,128
Kolmar Korea Co. Ltd. 240 14,353
LG H&H Co. Ltd. 97 16,611
LG H&H Co. Ltd. (Preference) 43 3,311
Mao Geping Cosmetics Co. Ltd.,
Class H(a) 4,700 43,228
Natura Cosmeticos SA* 23,558 48,181
Procter & Gamble Hygiene & Health
Care Ltd. 92 9,835
Sarantis SA(a) 1,316 22,076
Shanghai Chicmax Cosmetic Co.
Ltd., Class H(a) 1,900 11,399
VT Co. Ltd.* 7,520 85,989
1,183,012
Pharmaceuticals -
1 .2%
Acutaas Chemicals Ltd. 1,440 39,357
Ajanta Pharma Ltd. 576 17,130
Alembic Pharmaceuticals Ltd. 2,000 15,909
Alivus Life Sciences Ltd. 874 9,560
Alkem Laboratories Ltd. 799 45,458
Aspen Pharmacare Holdings Ltd. 6,705 55,808
Asymchem Laboratories Tianjin Co.
Ltd., Class A 700 12,862
Aurobindo Pharma Ltd. 4,183 61,237
Blue Jet Healthcare Ltd. 966 4,524
Bora Pharmaceuticals Co. Ltd. 1,209 15,568
BrightGene Bio-Medical Technology
Co. Ltd., Class A 1,334 12,318
Caliway Biopharmaceuticals Co. Ltd.* 18,802 61,715
Caplin Point Laboratories Ltd. 912 16,421
Caregen Co. Ltd. 225 16,004
Celltrion Pharm, Inc. 328 12,406

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
153 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Pharmaceuticals
(continued)
Center Laboratories, Inc. 12,026 $ 14,803
Changchun High-Tech Industry
Group Co. Ltd., Class A 600 7,457
China Medical System Holdings Ltd.
(a) 21,000 34,286
China Resources Jiangzhong
Pharmaceutical Co. Ltd., Class A 4,700 16,452
China Resources Pharmaceutical
Group Ltd.(b) 28,000 18,765
China Traditional Chinese Medicine
Holdings Co. Ltd.(a) 940,000 202,789
Chong Kun Dang Pharmaceutical
Corp. 564 32,588
Cipla Ltd. 8,460 116,729
Cohance Lifesciences Ltd.* 2,303 11,726
Concord Biotech Ltd. 1,288 15,497
Consun Pharmaceutical Group Ltd. 171,000 354,060
CSPC Pharmaceutical Group Ltd. 126,080 135,354
Daewoong Co. Ltd. 7,802 118,619
Daewoong Pharmaceutical Co. Ltd. 49 4,899
Dr Reddy's Laboratories Ltd. 8,084 112,674
Emcure Pharmaceuticals Ltd. 690 12,214
Eris Lifesciences Ltd.*(b) 1,069 14,900
Gland Pharma Ltd.(b) 920 16,970
GlaxoSmithKline Pharmaceuticals
Ltd. 376 9,256
Glenmark Pharmaceuticals Ltd. 2,256 57,195
Grand Pharmaceutical Group Ltd.(a) 28,500 22,629
Granules India Ltd. 5,580 41,135
Hanall Biopharma Co. Ltd.* 1,150 36,752
Hanmi Pharm Co. Ltd. 103 31,944
Hansoh Pharmaceutical Group Co.
Ltd.(b) 14,000 66,303
HK inno N Corp. 192 6,783
Hua Han Health Industry Holdings
Ltd.*‡ 3,780,000 —
Hypera SA 10,296 46,558
Ipca Laboratories Ltd. 2,726 43,969
Jamjoom Pharmaceuticals Factory
Co. 480 19,889
JB Chemicals & Pharmaceuticals Ltd. 1,152 24,801
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class A 5,000 39,423
Jiangsu Hengrui Pharmaceuticals
Co. Ltd., Class H(a) 1,400 11,616
Jilin Aodong Pharmaceutical Group
Co. Ltd., Class A 4,600 12,702
Jubilant Pharmova Ltd., Class A 1,518 14,820
Kalbe Farma Tbk. PT 252,494 12,617
Kangmei Pharmaceutical Co. Ltd.,
Class A* 58,500 14,639
Laurus Labs Ltd.(b) 4,318 50,087
Livzon Pharmaceutical Group, Inc.,
Class H(a) 3,930 14,127
Lotus Pharmaceutical Co. Ltd. 2,000 13,950
Investments Shares Value
Pharmaceuticals
(continued)
Lumosa Therapeutics Co. Ltd.* 2,188 $ 10,496
Lupin Ltd. 3,290 79,905
Luye Pharma Group Ltd.*(a)(b) 90,000 29,526
Mankind Pharma Ltd. 1,125 26,630
Mega Lifesciences PCL, NVDR 135,600 148,714
Mezzion Pharma Co. Ltd.* 893 52,802
Nanjing King-Friend Biochemical
Pharmaceutical Co. Ltd., Class A 9,200 12,359
Natco Pharma Ltd. 5,258 60,702
Neuland Laboratories Ltd. 240 37,937
Oneness Biotech Co. Ltd.* 4,406 7,398
Oscotec, Inc.* 855 29,976
Pfizer Ltd. 341 16,924
Pharmally International Holding Co.
Ltd.*‡ 2,564 —
Piramal Pharma Ltd. 13,309 22,698
Richter Gedeon Nyrt. 3,188 134,077
Sam Chun Dang Pharm Co. Ltd. 240 67,233
Sanofi India Ltd. 144 5,169
Shandong Buchang Pharmaceuticals
Co. Ltd., Class A 4,600 10,959
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A 2,200 8,013
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H 11,500 28,054
Shanghai Shyndec Pharmaceutical
Co. Ltd., Class A 1,900 2,666
Sichuan Biokin Pharmaceutical Co.
Ltd., Class A* 851 33,965
Sihuan Pharmaceutical Holdings
Group Ltd. 135,000 21,886
Sino Biopharmaceutical Ltd. 122,999 85,100
SK Biopharmaceuticals Co. Ltd.* 480 32,330
SSY Group Ltd.(a) 376,000 110,394
ST Pharm Co. Ltd. 315 32,388
Sun Pharmaceutical Industries Ltd. 15,745 299,974
Synmosa Biopharma Corp. 9,514 9,248
Tianjin Pharmaceutical Da Re Tang
Group Corp. Ltd., Class S 4,900 16,807
Tonghua Dongbao Pharmaceutical
Co. Ltd., Class A 9,200 12,426
Torrent Pharmaceuticals Ltd. 1,692 74,607
TTY Biopharm Co. Ltd. 2,575 6,030
United Laboratories International
Holdings Ltd. (The)(a) 24,000 28,737
Wockhardt Ltd.* 1,879 27,629
Yuhan Corp. 846 52,248
YungShin Global Holding Corp. 72,351 126,962
Yunnan Baiyao Group Co. Ltd., Class
A 2,600 20,184
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class A 600 12,604
Zhejiang Jiuzhou Pharmaceutical Co.
Ltd., Class A 4,700 9,484
Zydus Lifesciences Ltd. 4,379 41,149
4,074,644

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 154
Investments Shares Value
COMMON STOCKS (continued)
Professional Services -
0 .1%
BLS International Services Ltd. 7,965 $ 23,355
Computer Age Management Services
Ltd. 3,560 27,703
eClerx Services Ltd. 720 10,840
Firstsource Solutions Ltd. 6,900 15,553
International Gemmological Institute
India Ltd. 2,346 8,551
Kanzhun Ltd.(a) 9,400 62,697
L&T Technology Services Ltd.(b) 138 5,272
NICE Information Service Co. Ltd. 12,455 128,480
RITES Ltd. 4,200 9,687
Sagility Ltd.(b) 21,022 9,245
Sporton International, Inc. 1,595 11,125
Zetrix Ai Bhd. 93,407 19,286
331,794
Real Estate Management & Development -
2 .7%
Aditya Birla Real Estate Ltd. 1,050 16,441
Aldar Properties PJSC 90,757 190,513
Allos SA 150,400 925,209
Anant Raj Ltd. 3,135 16,082
AP Thailand PCL, NVDR 305,500 80,598
Arabian Centres Co.(b) 2,475 11,581
Arriyadh Development Co. 3,496 16,844
Ayala Land, Inc. 136,300 33,479
Barwa Real Estate Co. 27,900 18,046
Brigade Enterprises Ltd. 1,551 12,910
Bumi Serpong Damai Tbk. PT* 1,889,400 84,046
C&D International Investment Group
Ltd.(a) 14,196 26,874
Cathay Real Estate Development
Co. Ltd. 329,000 240,381
Cencosud Shopping SA 6,030 18,216
Central Pattana PCL, NVDR 34,400 65,428
China Dili Group, Class D*‡ 50,001 —
China Enterprise Co. Ltd., Class A* 28,200 10,647
China Jinmao Holdings Group Ltd.(a) 188,000 39,838
China Merchants Shekou Industrial
Zone Holdings Co. Ltd., Class A 4,500 5,729
China Overseas Land & Investment
Ltd. 94,000 159,352
China Overseas Property Holdings
Ltd. 15,000 7,602
China Resources Land Ltd. 70,500 292,484
China Resources Mixc Lifestyle
Services Ltd.(b) 9,800 58,597
China Vanke Co. Ltd., Class H* 18,000 6,870
Chong Hong Development Co. Ltd. 74,774 183,605
Ciputra Development Tbk. PT 2,749,546 109,601
Commercial Real Estate Co. KSC 26,280 16,409
Corp. Inmobiliaria Vesta SAB de
CV(a) 10,300 36,572
Country Garden Holdings Co. Ltd.*(a) 270,000 9,995
Country Garden Services Holdings
Co. Ltd. 50,000 39,700
Investments Shares Value
Real Estate Management & Development
(continued)
Da-Li Development Co. Ltd. 156,077 $ 224,132
DAP Gayrimenkul Gelistirme A/S,
Class C* 43,562 10,161
Dar Al Arkan Real Estate
Development Co.* 7,331 34,598
Delpha Construction Co. Ltd. 188,000 123,714
Deyaar Development PJSC 386,246 86,232
DLF Ltd. 11,045 68,309
Eco World Development Group Bhd. 42,300 21,941
Emaar Development PJSC 23,303 92,504
Emaar Economic City* 14,711 43,421
Emaar Properties PJSC 149,836 481,381
Embassy Developments Ltd.* 39,105 19,068
Evergrande Property Services Group
Ltd.*(b) 282,000 54,717
Farglory Land Development Co. Ltd. 94,000 204,112
Fortress Real Estate Investments
Ltd., Class B 40,530 58,975
Gemdale Corp., Class A* 23,000 9,761
Genus Prime Infra Ltd.* 848 241
Godrej Properties Ltd.* 1,974 38,168
Greenland Holdings Corp. Ltd., Class
A* 46,000 10,568
Greentown China Holdings Ltd.(a) 24,500 30,118
Greentown Service Group Co. Ltd.(b) 470,000 273,585
Hainan Airport Infrastructure Co. Ltd.,
Class A 23,000 12,150
Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A 4,300 6,009
Hanson International Tbk. PT*‡ 2,409,275 —
Highwealth Construction Corp. 32,559 41,258
Hopson Development Holdings
Ltd.*‡(a) 32,200 11,060
Huaku Development Co. Ltd. 94,000 373,811
Huang Hsiang Construction Corp. 52,690 62,361
Iguatemi SA 79,900 441,002
IOI Properties Group Bhd. 38,700 40,439
Jaya Sukses Makmur Sentosa Tbk.
PT* 39,960 3,797
KE Holdings, Inc., Class A 28,211 152,403
Kindom Development Co. Ltd. 152,831 142,053
KSL Holdings Bhd. 122,200 94,154
Kuwait Real Estate Co. KSC* 13,349 15,107
LAMDA Development SA*(a) 25,897 183,790
Land & Houses PCL, NVDR 81,000 8,945
Lodha Developers Ltd.(b) 4,230 40,017
Longfor Group Holdings Ltd.(a)(b) 49,995 51,184
LSR Group PJSC, Class A*‡ 21,295 —
Lydia Holding A/S* 3,780 16,422
Mabanee Co. KPSC 10,930 35,722
Mah Sing Group Bhd. 540,500 149,704
Makkah Construction & Development
Co. 675 14,443
Matrix Concepts Holdings Bhd. 437,150 148,597
MBK PCL, NVDR 195,144 101,770
Megaworld Corp. 2,961,000 100,185

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
155 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
Multiplan Empreendimentos
Imobiliarios SA 5,000 $ 31,832
Nanjing Gaoke Co. Ltd., Class A 14,100 16,568
Oberoi Realty Ltd. 1,935 34,038
Onewo, Inc., Class H(a) 5,000 10,774
OSK Holdings Bhd. 526,400 238,580
Pakuwon Jati Tbk. PT 4,582,500 83,655
Pantai Indah Kapuk Dua Tbk. PT 25,721 12,556
Parque Arauco SA 10,845 48,279
Phoenix Mills Ltd. (The) 3,134 58,279
Plaza SA 10,212 50,549
PNB Holdings Corp.*‡ 46,815 45,367
Poly Developments and Holdings
Group Co. Ltd., Class A 17,100 15,364
Poly Property Services Co. Ltd.,
Class H(b) 57,800 230,647
Prestige Estates Projects Ltd. 2,031 30,266
Radiance Holdings Group Co.
Ltd.*(a)(b) 235,000 31,498
RAK Properties PJSC* 58,880 17,153
Retal Urban Development Co., Class
A 7,936 31,338
Robinsons Land Corp. 606,300 171,017
Ruentex Development Co. Ltd. 39,428 29,368
Salhia Real Estate Co. KSCP 15,840 20,347
Sansiri PCL, NVDR 2,345,300 100,726
Saudi Real Estate Co.* 8,775 32,288
Seazen Group Ltd.*(a) 94,000 26,639
Shanghai Jinqiao Export Processing
Zone Development Co. Ltd., Class
B 94,092 72,921
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
A 9,200 11,080
Shanghai Lujiazui Finance & Trade
Zone Development Co. Ltd., Class
B 4,900 1,906
Shenzhen Overseas Chinese Town
Co. Ltd., Class A* 32,200 10,649
Sichuan Languang Justbon Services
Group Co. Ltd., Class H*‡ 26,500 —
SignatureGlobal India Ltd.* 1,472 13,481
Sime Darby Property Bhd. 67,600 24,170
Sinic Holdings Group Co. Ltd.*‡ 318,000 —
Sinyi Realty, Inc. 94,000 59,335
SM Prime Holdings, Inc. 117,500 36,316
Sobha Ltd. 1,104 16,673
SP Setia Bhd. Group 968,200 253,538
Sunac China Holdings Ltd.*(a) 184,000 27,011
Supalai PCL, NVDR 259,300 128,865
Talaat Moustafa Group 19,728 34,625
TECOM Group PJSC 14,398 13,211
Tera Yatirim Teknoloji Holding A/S,
REIT* 19,170 11,116
Tropicana Corp. Bhd.* 50,600 15,416
Investments Shares Value
Real Estate Management & Development
(continued)
UEM Sunrise Bhd. 64,400 $ 10,459
Umm Al Qura for Development &
Construction Co.* 6,615 28,573
UOA Development Bhd. 9,700 4,396
WHA Corp. PCL, NVDR 227,890 31,320
Yea Shin International Development
Co. Ltd. 160,494 131,193
Youngor Fashion Co. Ltd., Class A 14,400 16,205
Yuexiu Property Co. Ltd.(a) 19,079 9,425
Yungshin Construction &
Development Co. Ltd. 36,129 54,790
Zhuhai Huafa Properties Co. Ltd.,
Class A 4,900 2,481
9,252,021
Residential REITs -
0 .0% (d)
Dubai Residential REIT, REIT(b) 260,380 82,944
Emlak Konut Gayrimenkul Yatirim
Ortakligi A/S, REIT 51,117 23,282
106,226
Retail REITs -
0 .7%
Axtra Future City Freehold and
Leasehold REIT, REIT 455,600 180,297
CPN Retail Growth Leasehold REIT,
REIT 849,000 317,748
Fairvest Ltd., Class B, REIT 625,946 251,878
Hyprop Investments Ltd., REIT(a) 131,788 440,109
IGB REIT, REIT 39,800 29,162
LOTTE REIT Co. Ltd., REIT 2,174 6,508
Pavilion REIT, REIT 15,000 6,761
Resilient REIT Ltd., REIT(a) 101,003 498,483
Sunway REIT, REIT 30,900 19,140
Vukile Property Fund Ltd., REIT 472,209 674,665
Yeni Gimat Gayrimenkul Ortakligi
A/S, REIT 5,040 26,770
2,451,521
Semiconductors & Semiconductor Equipment -
13 .5%
3peak, Inc., Class A* 552 21,656
AblePrint Technology Co. Ltd. 1,000 107,466
ACM Research Shanghai, Inc., Class
A 1,081 24,378
ADATA Technology Co. Ltd. 6,526 89,802
Advanced Echem Materials Co. Ltd. 1,000 31,719
Advanced Wireless Semiconductor
Co. 5,104 23,197
Airoha Technology Corp. 1,250 21,738
Alchip Technologies Ltd. 1,100 143,556
Amlogic Shanghai Co. Ltd., Class A* 1,104 17,092
Anji Microelectronics Technology
Shanghai Co. Ltd., Class A 214 7,835
AP Memory Technology Corp. 2,224 58,961
Ardentec Corp. 10,486 64,535
ASE Technology Holding Co. Ltd. 47,105 710,637
ASMedia Technology, Inc. 464 19,990
ASPEED Technology, Inc. 400 207,988

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 156
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
ASR Microelectronics Co. Ltd., Class
A* 987 $ 14,654
Beijing Jingyi Automation Equipment
Co. Ltd., Class A 1,080 19,091
Biwin Storage Technology Co. Ltd.,
Class A* 1,710 66,332
Brite Semiconductor Shanghai Co.
Ltd., Class A 990 17,790
Cambricon Technologies Corp. Ltd.,
Class A* 490 121,894
Chang Wah Technology Co. Ltd. 20,844 33,946
Chengdu Sino Microelectronics
Technology Co. Ltd., Class A 2,700 14,884
China Micro Semicon Shenzhen Ltd.,
Class A 3,375 23,652
China Resources Microelectronics
Ltd., Class A 1,610 13,347
Chipbond Technology Corp. 17,001 87,461
ChipMOS Technologies, Inc. 31,412 69,200
CSI Solar Co. Ltd., Class A 18,800 39,698
DB HiTek Co. Ltd. 11,327 1,210,443
Doosan Tesna, Inc. 540 47,585
Dosilicon Co. Ltd., Class A* 553 11,634
Duk San Neolux Co. Ltd.* 506 17,228
Elan Microelectronics Corp. 6,036 26,004
Elite Advanced Laser Corp. 3,511 33,465
Elite Semiconductor Microelectronics
Technology, Inc. 7,036 37,640
eMemory Technology, Inc. 900 110,638
Ennostar, Inc. 235,000 549,590
Eo Technics Co. Ltd. 86 27,136
Episil Technologies, Inc.* 6,292 13,146
Eugene Technology Co. Ltd. 503 44,087
Everlight Electronics Co. Ltd. 141,000 316,404
Faraday Technology Corp. 4,154 22,026
Fitipower Integrated Technology, Inc. 40,738 196,075
Flat Glass Group Co. Ltd., Class H* 1,000 1,145
Formosa Sumco Technology Corp. 1,000 5,965
Foxsemicon Integrated Technology,
Inc. 2,650 25,886
GalaxyCore, Inc., Class A 5,014 10,118
GCL System Integration Technology
Co. Ltd., Class A* 9,800 6,066
GCL Technology Holdings Ltd.*(a) 329,000 37,798
GCS Holdings, Inc.* 4,000 85,341
GemVax & Kael Co. Ltd.* 900 14,442
GigaDevice Semiconductor, Inc.,
Class A 800 36,641
Global Mixed Mode Technology, Inc. 2,448 19,431
Global Unichip Corp. 1,432 192,533
Globalwafers Co. Ltd. 4,187 76,645
Grand Process Technology Corp. 500 46,553
Greatech Technology Bhd.* 40,500 24,270
Greatek Electronics, Inc. 107,849 285,923
Gudeng Precision Industrial Co. Ltd. 1,812 30,710
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Guobo Electronics Co. Ltd., Class A 1,395 $ 25,009
Hana Micron, Inc. 1,974 52,837
Hangzhou First Applied Material Co.
Ltd., Class A 9,200 25,229
Hanmi Semiconductor Co. Ltd. 564 139,935
HPSP Co. Ltd. 765 27,130
Hua Hong Semiconductor Ltd., Class
H*(a)(b) 9,000 131,087
Hwatsing Technology Co. Ltd., Class
A 1,164 33,629
Hygon Information Technology Co.
Ltd., Class A 2,235 96,891
Inari Amertron Bhd. 16,200 8,036
InnoScience Suzhou Technology
Holding Co. Ltd., Class H* 4,800 39,307
ISC Co. Ltd. 225 36,787
ITE Technology, Inc. 4,100 16,046
ITH Corp. 94,000 100,870
JA Solar Technology Co. Ltd., Class
A* 9,200 14,634
Jentech Precision Industrial Co. Ltd. 1,287 218,531
Jusung Engineering Co. Ltd. 1,152 97,864
King Yuan Electronics Co. Ltd. 16,835 160,728
Kinsus Interconnect Technology
Corp. 4,459 74,306
Koh Young Technology, Inc. 1,932 52,429
KoMiCo Ltd. 235 22,435
LandMark Optoelectronics Corp. 3,048 253,964
LEENO Industrial, Inc. 530 42,630
LONGi Green Energy Technology
Co. Ltd., Class A* 5,848 14,086
LX Semicon Co. Ltd. 3,431 144,809
M31 Technology Corp. 460 7,956
Machvision, Inc. 1,235 34,028
Macronix International Co. Ltd.* 31,104 151,179
Marketech International Corp. 2,489 29,694
MediaTek, Inc. 21,290 1,753,757
Montage Technology Co. Ltd., Class
A 1,608 40,779
MPI Corp. 1,428 221,967
Myson Century, Inc. 11,000 24,858
Nanya Technology Corp.* 16,681 113,455
NAURA Technology Group Co. Ltd.,
Class A 980 77,009
Nexchip Semiconductor Corp., Class
A 9,400 46,493
Novatek Microelectronics Corp. 9,312 120,204
Nuvoton Technology Corp. 4,000 18,621
OmniVision Integrated Circuits
Group, Inc., Class A 900 12,946
Orient Semiconductor Electronics
Ltd. 14,256 24,701
Pan Jit International, Inc. 8,000 25,501
Parade Technologies Ltd. 1,400 25,407
Philoptics Co. Ltd.* 495 15,953
Phison Electronics Corp. 2,776 166,466

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
157 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
Phoenix Silicon International Corp. 4,061 $ 31,402
Pixart Imaging, Inc. 3,200 20,957
Powerchip Semiconductor
Manufacturing Corp.* 54,000 88,453
Powertech Technology, Inc. 14,550 93,221
Premier Energies Ltd.(b) 1,980 21,240
Primarius Technologies Co. Ltd.,
Class A 3,150 15,677
PSK Holdings, Inc. 3,337 279,658
PSK, Inc. 976 58,368
Radiant Opto-Electronics Corp. 8,350 26,275
Raydium Semiconductor Corp. 22,302 165,411
Realtek Semiconductor Corp. 6,724 113,961
S&S Tech Corp. 495 33,607
Sanan Optoelectronics Co. Ltd.,
Class A 9,200 18,404
SDI Corp. 1,781 8,656
Shanghai Awinic Technology Co.
Ltd., Class A 1,104 10,923
Shanghai Fudan Microelectronics
Group Co. Ltd., Class A 1,564 15,579
Shanghai Fudan Microelectronics
Group Co. Ltd., Class H 4,000 19,842
Shenyang Fortune Precision
Equipment Co. Ltd., Class A 1,485 27,937
Sigurd Microelectronics Corp. 16,300 92,600
Silergy Corp. 4,000 53,906
Silicon Integrated Systems Corp. 5,959 9,780
SIMMTECH Co. Ltd. 450 26,396
Sino-American Silicon Products, Inc. 16,352 69,156
Sitronix Technology Corp. 5,674 41,188
SK hynix, Inc. 12,737 11,043,542
Skytech, Inc. 1,000 10,447
Skyverse Technology Co. Ltd., Class
A* 1,440 41,428
Smartsens Technology Shanghai Co.
Ltd., Class A 1,170 15,051
Southchip Semiconductor
Technology Shanghai Co. Ltd.,
Class A 2,745 15,429
Suzhou Centec Communications Co.
Ltd., Class A* 1,170 55,158
Suzhou Novosense Microelectronics
Co. Ltd., Class A* 720 20,861
Taiwan Semiconductor Manufacturing
Co. Ltd. 324,989 21,898,768
TCL Zhonghuan Renewable Energy
Technology Co. Ltd., Class A* 13,500 17,108
TechWing, Inc. 1,150 44,428
Tokai Carbon Korea Co. Ltd. 276 54,709
Tongwei Co. Ltd., Class A* 4,600 11,692
Topco Scientific Co. Ltd. 2,704 34,649
Trina Solar Co. Ltd., Class A* 4,502 11,437
Unisem M Bhd. 18,000 15,183
United Microelectronics Corp. 290,332 708,317
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
United Nova Technology Co. Ltd.,
Class A* 29,385 $ 29,627
UPI Semiconductor Corp. 1,358 7,286
Vanguard International
Semiconductor Corp. 15,078 69,240
Verisilicon Microelectronics Shanghai
Co. Ltd., Class A* 1,233 50,679
Via Technologies, Inc. 15,876 39,384
VisEra Technologies Co. Ltd. 1,392 25,305
Visual Photonics Epitaxy Co. Ltd. 4,000 43,870
ViTrox Corp. Bhd. 9,400 12,899
WAAREE Energies Ltd. 322 10,581
Wafer Works Shanghai Co. Ltd.,
Class A 4,860 14,729
Win Semiconductors Corp. 6,961 117,758
Winbond Electronics Corp. 47,000 133,207
WinWay Technology Co. Ltd. 650 213,046
Wonik Holdings Co. Ltd.* 855 18,908
WONIK IPS Co. Ltd. 487 38,449
Xinjiang Daqo New Energy Co. Ltd.,
Class A* 4,462 14,528
XinTec, Inc. 3,000 18,984
Xinyi Solar Holdings Ltd. 123,637 45,138
YC Corp.* 1,575 23,202
Yuanjie Semiconductor Technology
Co. Ltd., Class A 329 75,634
46,718,508
Software -
0 .2%
360 Security Technology, Inc., Class
A 9,200 15,038
Beijing Kingsoft Office Software, Inc.,
Class A 151 5,567
Beijing Shiji Information Technology
Co. Ltd., Class A 9,200 13,571
Birlasoft Ltd. 6,026 23,456
BlackBuck Ltd.* 2,475 14,291
CE Info Systems Ltd. 506 4,903
CETC Cyberspace Security
Technology Co. Ltd., Class A 4,600 10,555
Dmall, Inc.* 9,200 8,526
Horizon Robotics*(a) 112,800 104,394
Inspur Digital Enterprise Technology
Ltd. 12,000 3,477
Intellect Design Arena Ltd. 2,484 19,507
Intelligo Technology, Inc.* 1,000 13,445
Intsig Information Co. Ltd., Class A 1,071 21,487
Kingdee International Software
Group Co. Ltd.* 40,000 43,657
KPIT Technologies Ltd. 2,330 18,634
Marketingforce Management Ltd.*(a) 4,500 21,427
NavInfo Co. Ltd., Class A* 13,500 17,839
Newgen Software Technologies Ltd. 1,920 10,231
Oracle Financial Services Software
Ltd. 322 32,998
Phancy Group Co. Ltd., Class H*(a) 4,500 21,484
Phoenix Group plc* 16,033 3,300

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 158
Investments Shares Value
COMMON STOCKS (continued)
Software
(continued)
Pony AI, Inc., ADR*(a) 2,208 $ 21,793
Qi An Xin Technology Group, Inc.,
Class A* 2,254 9,931
Shanghai Baosight Software Co.
Ltd., Class A 3,200 10,620
Shanghai Stonehill Technology Co.
Ltd., Class A* 13,800 17,387
Shenzhen Intellifusion Technologies
Co. Ltd., Class A* 2,151 27,699
Tata Elxsi Ltd. 506 22,017
TOTVS SA 8,200 52,435
Tuya, Inc., Class A 9,200 20,552
Venustech Group, Inc., Class A* 4,700 10,743
Weimob, Inc.*(a)(b) 90,000 16,774
Wuhan Dameng Database Co. Ltd.,
Class A 585 22,577
660,315
Specialty Retail -
1 .2%
Abu Dhabi National Oil Co. for
Distribution PJSC 28,106 28,084
Aditya Birla Fashion and Retail Ltd.* 210,748 142,551
Aditya Birla Lifestyle Brands Ltd.* 10,575 11,451
Aldrees Petroleum and Transport
Services Co. 768 24,573
Ali Alghanim Sons Automotive Co.
KSCC 3,762 12,344
Bluestone Jewellery and Lifestyle
Ltd.* 2,700 14,344
BrainBees Solutions Ltd.* 13,213 33,301
Cartrade Tech Ltd.* 1,058 18,096
China Tourism Group Duty Free
Corp. Ltd., Class A 900 8,642
China Tourism Group Duty Free
Corp. Ltd., Class H(b) 2,100 17,009
Chow Tai Fook Jewellery Group Ltd.
(a) 18,000 24,425
Com7 PCL, NVDR 400 280
Cosan SA* 507,600 513,468
Dogan Sirketler Grubu Holding A/S 359,315 180,831
Dogus Otomotiv Servis ve Ticaret A/S 28,764 114,904
Empresas Copec SA 8,601 60,034
Foschini Group Ltd.(a) 109,698 459,418
FSN E-Commerce Ventures Ltd.* 18,636 51,985
HLA Group Corp. Ltd., Class A 5,200 5,030
Home Product Center PCL, NVDR 800 148
Hotai Motor Co. Ltd. 6,120 92,038
Hotel Shilla Co. Ltd.* 900 39,745
Italtile Ltd.(a) 144,901 78,004
Jarir Marketing Co. 4,888 19,615
JUMBO SA 2,632 71,753
Lojas Renner SA 21,620 59,014
M.Video PJSC*‡ 31,680 —
Map Aktif Adiperkasa PT 3,304,182 116,439
Metro Brands Ltd. 1,409 15,184
Investments Shares Value
Specialty Retail
(continued)
Motus Holdings Ltd. 52,734 $ 351,865
MR DIY Group M Bhd.(b) 57,600 24,221
Mr Price Group Ltd. 4,324 40,392
National Petroleum Co. Ltd. 2,000 3,560
Oriental Holdings Bhd. 79,900 145,254
Pan German Universal Motors Ltd. 8,370 56,135
Pepkor Holdings Ltd.(b) 28,294 37,223
Petronas Dagangan Bhd. 4,900 24,898
Pop Mart International Group Ltd.
(a)(b) 9,400 188,630
PTT Oil & Retail Business PCL,
NVDR 13,500 5,094
Saudi Automotive Services Co.* 450 6,113
Shanghai Yuyuan Tourist Mart Group
Co. Ltd., Class A 13,800 9,956
Siam Global House PCL, NVDR 37,343 7,618
Topsports International Holdings Ltd.
(b) 52,000 19,914
Trent Ltd. 2,397 104,670
Truworths International Ltd.(a) 130,378 404,172
Ultrapar Participacoes SA 18,800 112,972
United Electronics Co. 874 18,759
Vibra Energia SA 25,099 167,750
We Buy Cars Holdings Ltd.(a) 129,720 295,171
XXF Group Holdings Ltd.*(a) 40,000 4,493
Zhongsheng Group Holdings Ltd.(a) 12,000 10,876
Zhou Liu Fu Jewellery Co. Ltd., Class
H 4,500 9,777
4,262,223
Technology Hardware, Storage & Peripherals -
7 .3%
Acer, Inc. 59,750 52,048
Advantech Co. Ltd. 8,552 97,033
AIC, Inc. 11,836 249,537
Asia Vital Components Co. Ltd. 5,136 459,548
ASROCK, Inc. 1,086 8,072
Asustek Computer, Inc. 16,728 306,742
AURAS Technology Co. Ltd. 1,550 55,769
Catcher Technology Co. Ltd. 7,418 48,931
Chenbro Micom Co. Ltd. 1,000 35,664
Chenming Electronic Technology
Corp. 3,654 12,051
Chicony Electronics Co. Ltd. 13,050 50,866
China Greatwall Technology Group
Co. Ltd., Class A* 5,500 15,952
Clevo Co. 141,000 171,330
Compal Electronics, Inc. 96,000 87,866
CosmoAM&T Co. Ltd.* 874 34,708
Ennoconn Corp. 36,156 367,442
Getac Holdings Corp. 9,843 30,320
Gigabyte Technology Co. Ltd. 11,029 95,028
HTC Corp.* 23,276 29,495
Huaqin Co. Ltd., Class A 2,100 31,840
Innodisk Corp. 2,347 92,222
Inventec Corp. 62,230 90,150
JPC connectivity, Inc. 1,842 12,092
King Slide Works Co. Ltd. 1,104 136,238

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
159 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals
(continued)
Kinpo Electronics 445,751 $ 388,992
Legend Holdings Corp., Class H*(b) 192,700 234,426
Lenovo Group Ltd.(a) 154,000 229,612
Lite-On Technology Corp. 31,212 163,525
Micro-Star International Co. Ltd. 16,000 49,336
Mitac Holdings Corp. 15,734 40,422
Netweb Technologies India Ltd. 225 9,636
Pegatron Corp. 55,304 143,651
Qisda Corp. 423,000 319,074
Quanta Computer, Inc. 64,733 638,453
Quanta Storage, Inc. 5,200 13,687
Samsung Electronics Co. Ltd. 115,056 17,104,806
Samsung Electronics Co. Ltd.
(Preference) 18,800 2,006,499
Shanghai Longcheer Technology Co.
Ltd. 4,500 24,240
Shenzhen Transsion Holdings Co.
Ltd., Class A 1,303 11,011
Wistron Corp. 44,429 192,106
Wiwynn Corp. 1,650 243,455
Xiaomi Corp., Class B*(a)(b) 225,600 835,732
25,219,607
Textiles, Apparel & Luxury Goods -
1 .1%
361 Degrees International Ltd.(a) 235,000 162,591
Aksa Akrilik Kimya Sanayii A/S 38,400 9,000
Alpargatas SA (Preference) 4,500 10,856
ANTA Sports Products Ltd. 18,800 194,750
Azzas 2154 SA 47,042 204,128
Bata India Ltd. 2,610 19,756
Bosideng International Holdings Ltd.
(a) 94,000 51,117
China National Gold Group Gold
Jewellery Co. Ltd., Class A 9,200 12,036
Eclat Textile Co. Ltd. 3,546 37,436
F&F Co. Ltd. 460 20,748
Feng TAY Enterprise Co. Ltd. 11,872 26,266
FF Group*‡ 3,536 —
Formosa Taffeta Co. Ltd. 329,000 165,100
Fuguiniao Group Ltd.*‡ 334,800 —
Fulgent Sun International Holding
Co. Ltd. 47,000 114,962
JNBY Design Ltd.(b) 66,500 181,832
Kalyan Jewellers India Ltd. 5,934 25,805
KPR Mill Ltd. 1,754 17,308
Lao Feng Xiang Co. Ltd., Class B 7,400 23,858
Laopu Gold Co. Ltd., Class H(a) 700 49,325
Li Ning Co. Ltd. 49,500 127,766
Makalot Industrial Co. Ltd. 4,420 29,504
Mavi Giyim Sanayi ve Ticaret A/S,
Class B(b) 213,615 204,799
Misto Holdings Corp. 11,515 315,203
Page Industries Ltd. 94 36,431
Pou Chen Corp. 76,600 62,253
Relaxo Footwears Ltd. 2,116 6,646
Investments Shares Value
Textiles, Apparel & Luxury Goods
(continued)
Ruentex Industries Ltd. 16,940 $ 23,872
Safari Industries India Ltd. 990 14,733
Shenzhou International Group
Holdings Ltd. 9,900 59,144
Shinkong Textile Co. Ltd. 7,600 15,447
Sports Gear Co. Ltd. 31,269 77,076
Swan Corp. Ltd. 9,024 31,798
Tainan Spinning Co. Ltd. 376,000 150,118
Taiwan Paiho Ltd. 101,000 140,736
Titan Co. Ltd. 5,452 251,893
Trident Ltd. 71,865 19,664
Vardhman Textiles Ltd. 45,780 295,188
Vedant Fashions Ltd. 4,320 19,433
Vivara Participacoes SA 5,300 27,455
Vulcabras SA 47,000 148,856
Welspun Living Ltd. 7,370 10,014
Wiselink Co. Ltd. 6,504 18,372
Xtep International Holdings Ltd. 6,449 3,523
Youngone Corp. 480 26,829
Youngone Holdings Co. Ltd. 1,598 224,099
3,667,726
Tobacco -
0 .2%
Eastern Co. SAE 16,785 12,465
Godfrey Phillips India Ltd. 414 9,818
Gudang Garam Tbk. PT 31,582 29,192
ITC Ltd. 41,877 138,937
KT&G Corp. 2,585 310,751
RLX Technology, Inc., ADR 9,614 21,247
Smoore International Holdings Ltd.
(a)(b) 31,000 36,961
559,371
Trading Companies & Distributors -
0 .4%
Adani Enterprises Ltd. 5,499 139,535
BOC Aviation Ltd.(b) 5,100 51,952
Bohai Leasing Co. Ltd., Class A* 18,800 12,875
Brighton-Best International Taiwan,
Inc. 157,624 167,651
Chin Hin Group Bhd.* 18,800 9,893
CITIC Metal Co. Ltd., Class A 9,000 18,254
COSCO SHIPPING Development
Co. Ltd., Class A 37,600 14,636
Ferreycorp SAA 283,692 305,288
HextarTechnologies Solutions Bhd.* 41,400 12,301
Hyundai GF Holdings 12,831 124,140
IndiaMart InterMesh Ltd.(b) 715 15,847
LX International Corp. 9,588 345,199
Posco International Corp. 1,035 60,919
Realord Group Holdings Ltd.*(a) 14,000 20,016
Shanxi Coal International Energy
Group Co. Ltd., Class A 11,400 23,455
Sinochem International Corp., Class
A* 18,800 12,655
SK Networks Co. Ltd. 36,801 145,646
Xiamen C & D, Inc., Class A 9,400 13,081

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 160
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Xiamen ITG Group Corp. Ltd., Class
A 13,800 $ 12,500
1,505,843
Transportation Infrastructure -
0 .6%
Abu Dhabi Ports Co. PJSC* 22,050 26,055
Adani Ports & Special Economic
Zone Ltd. 11,280 196,961
Airports of Thailand PCL 54,000 84,899
Airports of Thailand PCL, NVDR 7,100 11,163
Bangkok Expressway & Metro PCL,
NVDR 18,200 2,959
Beibuwan Port Co. Ltd., Class A 4,900 8,289
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A 64,500 46,249
China Merchants Expressway
Network & Technology Holdings
Co. Ltd., Class A 9,600 13,205
China Merchants Port Holdings Co.
Ltd. 34,521 68,304
COSCO SHIPPING International
Hong Kong Co. Ltd. 124,000 100,989
COSCO SHIPPING Ports Ltd.(a) 12,544 8,711
Evergreen International Storage &
Transport Corp. 94,000 140,772
GMR Airports Ltd.* 47,410 48,167
Grindrod Ltd.(a) 192,042 258,164
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B 3,760 49,776
Grupo Aeroportuario del Pacifico
SAB de CV, Class B(a) 5,640 141,132
Grupo Aeroportuario del Sureste
SAB de CV, Class B 2,450 74,477
Guangdong Provincial Expressway
Development Co. Ltd., Class B 9,800 11,309
Huaihe Energy Group Co. Ltd., Class
A* 23,000 12,150
International Container Terminal
Services, Inc. 11,280 130,277
Jasa Marga Persero Tbk. PT 808,423 138,240
Jiangsu Expressway Co. Ltd., Class
H 32,000 43,422
JSW Infrastructure Ltd. 1,564 4,482
Motiva Infraestrutura de Mobilidade
SA 24,282 77,977
Ningbo Zhoushan Port Co. Ltd.,
Class A 23,500 12,724
Novorossiysk Commercial Sea Port
PJSC*‡ 189,696 —
Piraeus Port Authority SA 1,974 87,414
Promotora y Operadora de
Infraestructura SAB de CV 2,025 31,985
Qingdao Port International Co. Ltd.,
Class A 5,200 6,734
Investments Shares Value
Transportation Infrastructure
(continued)
Qingdao Port International Co. Ltd.,
Class H(b) 23,000 $ 22,461
Salik Co. PJSC 26,389 40,235
Saudi Ground Services Co. 1,815 15,321
Shanghai International Port Group
Co. Ltd., Class A 19,300 14,121
Shenzhen Expressway Corp. Ltd.,
Class H 18,000 16,957
Shenzhen International Holdings Ltd.
(a) 26,562 25,193
Shenzhen Yan Tian Port Holding Co.
Ltd., Class A 27,000 17,898
Sociedad Matriz SAAM SA 217,948 35,479
Taiwan High Speed Rail Corp. 48,000 40,146
TangShan Port Group Co. Ltd., Class
A 23,300 15,855
TAV Havalimanlari Holding A/S* 4,067 25,067
WCE Holdings Bhd.* 64,400 11,027
Westports Holdings Bhd. 17,648 25,329
Zhejiang Expressway Co. Ltd., Class
H 52,000 51,511
2,193,586
Water Utilities -
0 .5%
Aguas Andinas SA, Class A 69,842 26,334
AlKhorayef Water & Power
Technologies Co. 225 7,559
Beijing Capital Eco-Environment
Protection Group Co. Ltd., Class A 24,000 10,747
Beijing Enterprises Water Group Ltd. 132,000 46,506
China Water Affairs Group Ltd.(a) 214,000 134,130
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 30,385 202,164
Cia de Saneamento de Minas Gerais
Copasa MG 4,500 48,808
Cia De Sanena Do Parana 84,600 688,360
Guangdong Investment Ltd. 56,000 58,475
Inversiones Aguas Metropolitanas SA 132,305 143,583
Luenmei Quantum Co. Ltd., Class A 13,800 13,470
Manila Water Co., Inc. 371,300 265,754
Miahona 4,500 19,329
National Central Cooling Co. PJSC 25,990 19,176
VA Tech Wabag Ltd. 987 15,698
1,700,093
Wireless Telecommunication Services -
0 .9%
Advanced Info Service PCL, NVDR 14,100 147,067
America Movil SAB de CV, Series B 404,200 535,717
Axiata Group Bhd. 18,004 10,653
Bharti Airtel Ltd. 43,522 865,178
Bharti Hexacom Ltd. 874 13,973
Celcomdigi Bhd. 36,000 27,194
Etihad Etisalat Co. 5,358 92,860
Far EasTone Telecommunications
Co. Ltd. 27,936 83,320
Globe Telecom, Inc. 675 18,084
Indosat Tbk. PT 127,200 14,660

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
161 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Wireless Telecommunication Services
(continued)
Kuwait Telecommunications Co. 5,658 $ 11,923
Maxis Bhd. 43,800 38,490
Mobile Telecommunications Co.
KSCP 52,593 97,490
Mobile Telecommunications Co.
Saudi Arabia* 6,750 21,111
Mobile TeleSystems PJSC*‡ 31,356 —
MTN Group Ltd. 39,527 494,679
PLDT, Inc. 1,350 27,450
Sistema AFK PAO*‡ 122,643 —
SK Telecom Co. Ltd. 2,303 147,664
Taiwan Mobile Co. Ltd. 20,000 70,381
TIM SA 18,800 97,162
Turkcell Iletisim Hizmetleri A/S 23,077 57,252
Vodacom Group Ltd. 11,797 99,822
Vodafone Idea Ltd.* 329,094 35,436
Vodafone Qatar PQSC 44,198 32,350
XLSMART Telecom Sejahtera Tbk.
PT 127,502 21,656
3,061,572
Total Common Stocks
(Cost $205,010,590) 342,262,450
Number
of Rights
RIGHTS - 0 .0% (d)
Banks - 0.0%(d)
Sharjah Islamic Bank, expiring
5/8/2026, price 2.40 AED* 15,654
Chemicals - 0.0%(d)
SKC Co. Ltd., expiring 5/15/2026,
price 70,600.00 KRW* 68 2,164
Independent Power and Renewable Electricity Producers - 0.0%(d)
Taiwan Cogeneration Corp., expiring
5/11/2026, price 32.73 TWD* 846 312
Total Rights
(Cost $–) 18,130
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .7% (e)
REPURCHASE AGREEMENTS - 0 .7%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$2,154,185, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $25,040,548 $ 2,153,969 2,153,969
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$10,001, collateralized by various
Common Stocks; total market
value $11,417 $ 10,000 $ 10,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$200,021, collateralized by
various Common Stocks; total
market value $225,151 200,000 200,000
2,363,969
Total Securities Lending Reinvestments
(Cost $2,363,969) 2,363,969
Total Investments - 99.3%
(Cost $207,374,559) 344,644,549
Other assets less liabilities - 0.7% 2,392,517
NET ASSETS - 100.0% $347,037,066
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $12,949,397, collateralized in
the form of cash with a value of $2,363,969 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $4,989,951 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – June 30, 2120 and
$6,637,673 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
February 15, 2056; a total value of $13,991,593.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $23,149 or 0.01% of net assets.
(d) Represents less than 0.05% of net assets.
(e) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $2,363,969.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 162
Abbreviations
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 148,436,639
Aggregate gross unrealized depreciation (19,357,668)
Net unrealized appreciation $ 129,078,971
Federal income tax cost $ 216,085,875
Futures Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI Emerging Markets Index 74 06/19/2026 USD $ 6,046,540 $ 534,508
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 735,440 Bank of Montreal HKD 5,731,137 06/17/2026 $ 2,604
USD 179,330 JPMorgan Chase Bank NA INR
*
16,675,500 06/17/2026 4,334
USD 206,218 Citibank NA KRW
*
303,655,590 06/17/2026 1,227
USD 259,134 JPMorgan Chase Bank NA KRW
*
381,891,000 06/17/2026 1,329
USD 57,531 Morgan Stanley ZAR 950,000 06/17/2026 839
Total unrealized appreciation $ 10,333
KRW
*
440,753,000 JPMorgan Chase Bank NA USD 303,371 06/17/2026 $ (5,830)
TWD
*
10,290,000 Citibank NA USD 327,947 06/17/2026 (2,263)
USD 252,510 Citibank NA BRL
*
1,332,000 06/17/2026 (11,835)
USD 22,724 UBS AG MXN 404,000 06/17/2026 (258)
USD 291,318 Citibank NA TWD
*
9,227,000 06/17/2026 (722)
USD 376,586 Morgan Stanley TWD
*
12,013,120 06/17/2026 (3,636)
Total unrealized depreciation $ (24,544)
Net unrealized depreciation $ (14,211)
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
BRL — Brazilian Real
HKD — Hong Kong Dollar
INR — Indian Rupee
KRW — Korean Won
MXN — Mexican Peso
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund (cont.)
163 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar Emerging Markets Factor Tilt Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 0 .0
†
Belgium 0 .0
†
Brazil 5 .7%
Chile 0 .9
China 18 .9
Colombia 0 .4
Czech Republic 0 .1
Egypt 0 .3
Germany 0 .0
†
Greece 0 .6
Hungary 0 .3
India 10 .0
Indonesia 1 .8
Kuwait 0 .6
Luxembourg 0 .0
†
Malaysia 1 .9
Mexico 1 .9
North Korea 0 .0
†
Peru 0 .4
Philippines 0 .7
Qatar 1 .1
Saudi Arabia 2 .0
Singapore 0 .0
†
South Africa 4 .0
South Korea 21 .7
Taiwan 20 .1
Thailand 1 .7
Turkey 1 .4
United Arab Emirates 1 .9
United States 0 .2
Other
1
1 .4
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .6%
Rights 0 .0
†
Securities Lending Reinvestments 0 .7
Others
(1)
0 .7
100 .0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 164
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
US Quality Large Cap Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .5%
Aerospace & Defense -
1 .5%
GE Aerospace 31,996 $ 9,276,600
General Dynamics Corp. 2,105 724,751
Lockheed Martin Corp. 7,578 3,925,177
13,926,528
Air Freight & Logistics -
1 .2%
CH Robinson Worldwide, Inc. 24,839 4,515,978
Expeditors International of
Washington, Inc. 31,575 4,669,627
United Parcel Service, Inc., Class B 18,945 2,061,216
11,246,821
Automobile Components -
0 .4%
Aptiv plc* 52,204 3,145,813
Automobiles -
1 .1%
Ford Motor Co. 95,988 1,159,535
Tesla, Inc.* 23,155 8,836,643
9,996,178
Banks -
5 .6%
Bank of America Corp. 223,551 11,951,037
Citigroup, Inc. 121,248 15,517,319
East West Bancorp, Inc. 2,526 319,463
JPMorgan Chase & Co. 53,467 16,747,468
US Bancorp 45,468 2,576,217
Wells Fargo & Co. 41,679 3,427,264
50,538,768
Biotechnology -
1 .4%
AbbVie, Inc. 7,999 1,690,349
Amgen, Inc. 13,472 4,664,680
Gilead Sciences, Inc. 33,680 4,406,691
Incyte Corp.* 3,789 360,978
United Therapeutics Corp.* 2,947 1,683,768
12,806,466
Broadline Retail -
3 .1%
Amazon.com, Inc.* 87,989 23,322,364
eBay, Inc. 44,626 4,617,899
27,940,263
Building Products -
0 .4%
Carlisle Cos., Inc. 5,473 1,944,338
Masco Corp. 21,892 1,572,283
3,516,621
Capital Markets -
3 .9%
Bank of New York Mellon Corp. (The) 48,836 6,562,093
Franklin Resources, Inc.(a) 163,348 4,895,540
Goldman Sachs Group, Inc. (The) 11,367 10,500,494
Morgan Stanley 36,206 6,900,501
Robinhood Markets, Inc., Class A* 3,789 276,180
Investments Shares Value
Capital Markets
(continued)
State Street Corp. 37,469 $ 5,726,762
34,861,570
Chemicals -
0 .9%
CF Industries Holdings, Inc.(a) 48,836 6,065,431
DuPont de Nemours, Inc. 49,257 2,249,075
8,314,506
Communications Equipment -
2 .1%
Arista Networks, Inc.* 20,629 3,562,835
Cisco Systems, Inc. 153,244 14,021,826
F5, Inc.* 2,947 954,533
18,539,194
Construction & Engineering -
0 .2%
EMCOR Group, Inc. 1,684 1,501,572
Consumer Finance -
0 .8%
Capital One Financial Corp. 13,051 2,496,656
Synchrony Financial(a) 60,624 4,619,549
7,116,205
Consumer Staples Distribution & Retail -
0 .5%
Kroger Co. (The) 55,572 3,782,786
Target Corp. 3,789 491,623
4,274,409
Diversified REITs -
0 .0% (b)
WP Carey, Inc., REIT 2,526 184,221
Diversified Telecommunication Services -
0 .8%
AT&T, Inc. 239,128 6,248,415
Comcast Corp., Class A 38,732 1,047,313
7,295,728
Electric Utilities -
2 .5%
Edison International 65,255 4,534,570
Evergy, Inc. 54,730 4,533,833
Exelon Corp.(a) 101,882 4,685,553
NRG Energy, Inc. 24,839 3,864,452
PPL Corp. 55,993 2,096,378
Southern Co. (The) 28,207 2,727,617
22,442,403
Electrical Equipment -
0 .5%
Emerson Electric Co. 10,104 1,419,006
GE Vernova, Inc. 2,526 2,736,820
4,155,826
Electronic Equipment, Instruments & Components -
1 .1%
Amphenol Corp., Class A 21,892 3,224,035
Flex Ltd.* 13,472 1,233,362
Jabil, Inc. 14,735 4,972,915
Zebra Technologies Corp., Class A* 2,947 666,788
10,097,100

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
165 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
0 .1%
Halliburton Co. 15,156 $ 641,099
Entertainment -
1 .3%
Electronic Arts, Inc. 8,841 1,789,153
Netflix, Inc.* 54,730 5,123,275
Spotify Technology SA* 7,999 3,571,954
Warner Bros Discovery, Inc.* 45,468 1,229,909
11,714,291
Financial Services -
2 .7%
Berkshire Hathaway, Inc., Class B* 35,364 16,748,391
Fidelity National Information
Services, Inc. 28,207 1,312,472
Fiserv, Inc.* 18,103 1,134,153
Global Payments, Inc. 53,046 3,817,190
PayPal Holdings, Inc. 32,838 1,646,497
24,658,703
Food Products -
0 .5%
Archer-Daniels-Midland Co.(a) 26,102 1,945,643
Tyson Foods, Inc., Class A 45,468 2,913,135
4,858,778
Ground Transportation -
0 .0% (b)
Uber Technologies, Inc.* 2,105 157,054
Health Care Equipment & Supplies -
0 .7%
Abbott Laboratories 7,157 649,784
IDEXX Laboratories, Inc.* 2,105 1,180,484
Medtronic plc 6,315 511,326
ResMed, Inc.(a) 18,524 3,960,616
6,302,210
Health Care Providers & Services -
2 .8%
Cardinal Health, Inc. 12,209 2,354,872
Cencora, Inc. 10,104 3,112,133
Centene Corp.* 37,469 2,011,711
Cigna Group (The) 16,419 4,771,033
CVS Health Corp. 7,578 631,172
HCA Healthcare, Inc. 8,841 3,840,972
McKesson Corp. 8,420 6,863,984
Tenet Healthcare Corp.* 8,420 1,491,350
25,077,227
Health Care Technology -
0 .0% (b)
Veeva Systems, Inc., Class A* 2,526 393,980
Hotels, Restaurants & Leisure -
1 .5%
Booking Holdings, Inc. 30,733 5,174,208
Expedia Group, Inc. 13,893 3,450,604
Las Vegas Sands Corp. 63,150 3,448,621
Royal Caribbean Cruises Ltd.(a) 4,631 1,221,473
13,294,906
Household Durables -
0 .3%
NVR, Inc.* 421 2,658,981
Investments Shares Value
Household Products -
0 .8%
Colgate-Palmolive Co. 24,839 $ 2,120,257
Kimberly-Clark Corp.(a) 23,576 2,320,585
Procter & Gamble Co. (The) 20,208 2,972,395
7,413,237
Industrial Conglomerates -
0 .3%
3M Co.(a) 20,629 3,022,561
Insurance -
1 .5%
Aflac, Inc. 36,627 4,163,391
American International Group, Inc. 60,203 4,503,184
MetLife, Inc. 44,626 3,574,543
Prudential Financial, Inc. 10,104 991,304
13,232,422
Interactive Media & Services -
10 .9%
Alphabet, Inc., Class A 114,933 44,226,219
Alphabet, Inc., Class C 103,566 39,555,998
Meta Platforms, Inc., Class A 23,997 14,684,004
98,466,221
IT Services -
0 .6%
Accenture plc, Class A 13,051 2,332,344
Cognizant Technology Solutions
Corp., Class A 29,891 1,581,234
Gartner, Inc.*(a) 1,684 250,057
Twilio, Inc., Class A* 8,841 1,308,999
5,472,634
Life Sciences Tools & Services -
0 .3%
ICON plc* 4,210 498,169
Medpace Holdings, Inc.* 5,052 2,115,070
Waters Corp.* 842 260,372
2,873,611
Machinery -
2 .1%
Caterpillar, Inc. 7,999 7,119,990
Cummins, Inc. 5,894 3,954,933
Fortive Corp.(a) 37,048 2,215,100
Illinois Tool Works, Inc. 18,945 4,887,999
Snap-on, Inc. 842 322,823
18,500,845
Media -
0 .5%
Omnicom Group, Inc.(a) 55,572 4,263,484
Metals & Mining -
1 .2%
Agnico Eagle Mines Ltd. 15,577 2,931,747
Newmont Corp. 74,096 8,231,325
11,163,072
Multi-Utilities -
0 .9%
Consolidated Edison, Inc. 41,679 4,646,792
Public Service Enterprise Group, Inc. 45,047 3,678,538
8,325,330
Oil, Gas & Consumable Fuels -
2 .0%
Devon Energy Corp. 34,943 1,795,022

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 166
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
EOG Resources, Inc. 42,942 $ 6,036,357
Marathon Petroleum Corp. 13,051 3,240,433
Valero Energy Corp. 26,102 6,592,843
17,664,655
Pharmaceuticals -
4 .8%
Bristol-Myers Squibb Co. 135,983 8,239,210
Eli Lilly & Co. 6,736 6,295,466
Johnson & Johnson 67,360 15,482,696
Merck & Co., Inc. 63,992 6,986,646
Pfizer, Inc. 33,680 899,256
Royalty Pharma plc, Class A 101,040 5,061,094
42,964,368
Professional Services -
0 .7%
Automatic Data Processing, Inc. 7,999 1,695,308
Broadridge Financial Solutions, Inc. 26,523 4,084,012
Leidos Holdings, Inc. 2,105 314,108
Paychex, Inc. 6,315 584,958
6,678,386
Real Estate Management & Development -
1 .0%
CBRE Group, Inc., Class A* 31,575 4,506,700
Jones Lang LaSalle, Inc.* 15,577 4,955,511
9,462,211
Residential REITs -
0 .1%
AvalonBay Communities, Inc.,
REIT(a) 1,684 308,172
Equity Residential, REIT 6,315 412,875
Essex Property Trust, Inc., REIT 1,263 332,434
1,053,481
Retail REITs -
0 .6%
Kimco Realty Corp., REIT 7,578 179,144
Regency Centers Corp., REIT 2,947 229,424
Simon Property Group, Inc., REIT(a) 23,997 4,888,429
5,296,997
Semiconductors & Semiconductor Equipment -
15 .2%
Advanced Micro Devices, Inc.* 5,894 2,089,364
Analog Devices, Inc. 5,052 2,032,217
Applied Materials, Inc. 21,892 8,636,175
Broadcom, Inc. 71,991 30,051,203
KLA Corp. 5,894 10,316,563
Lam Research Corp. 26,102 6,730,662
Micron Technology, Inc. 8,841 4,572,212
NVIDIA Corp. 338,484 67,551,252
QUALCOMM, Inc. 29,049 5,216,619
137,196,267
Software -
6 .3%
Adobe, Inc.* 11,788 2,901,027
AppLovin Corp., Class A* 4,631 2,067,047
Check Point Software Technologies
Ltd.* 16,419 1,846,645
Investments Shares Value
Software
(continued)
Fair Isaac Corp.* 842 $ 863,050
Fortinet, Inc.* 19,366 1,632,748
Intuit, Inc. 10,946 4,252,521
Microsoft Corp. 87,147 35,536,804
Oracle Corp. 842 135,890
Palantir Technologies, Inc., Class A* 22,313 3,103,961
PTC, Inc.*(a) 13,051 1,778,851
Roper Technologies, Inc. 2,526 896,250
Salesforce, Inc. 5,473 966,149
Zoom Communications, Inc., Class
A* 5,894 572,602
56,553,545
Specialized REITs -
0 .5%
Gaming and Leisure Properties, Inc.,
REIT(a) 4,631 224,418
VICI Properties, Inc., Class A, REIT 161,664 4,720,589
4,945,007
Specialty Retail -
0 .5%
Best Buy Co., Inc. 15,577 942,253
Home Depot, Inc. (The) 3,789 1,245,823
Lowe's Cos., Inc. 1,263 301,592
Williams-Sonoma, Inc. 13,051 2,364,971
4,854,639
Technology Hardware, Storage & Peripherals -
8 .3%
Apple, Inc. 226,919 61,574,470
Dell Technologies, Inc., Class C 18,103 3,782,622
NetApp, Inc. 31,575 3,497,563
Western Digital Corp.(a) 14,735 6,402,652
75,257,307
Textiles, Apparel & Luxury Goods -
1 .0%
Deckers Outdoor Corp.* 22,734 2,323,415
Ralph Lauren Corp., Class A 5,894 2,113,824
Tapestry, Inc. 31,154 4,518,576
8,955,815
Tobacco -
1 .3%
Altria Group, Inc. 99,777 7,248,799
Philip Morris International, Inc.(a) 29,470 4,864,613
12,113,412
Trading Companies & Distributors -
0 .2%
WW Grainger, Inc.(a) 1,263 1,466,785
Total Common Stocks
(Cost $711,056,664) 898,853,713
Number
of Rights
RIGHTS - 0 .0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR*‡
(Cost $–) 5,768 —

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
US Quality Large Cap Index Fund (cont.)
167 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 3 .5% (c)
REPURCHASE AGREEMENTS - 3 .5%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$25,635,400, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $297,989,511 $ 25,632,829 $ 25,632,829
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$5,675,594, collateralized by
various Common Stocks; total
market value $6,388,664 5,675,000 5,675,000
31,307,829
Total Securities Lending Reinvestments
(Cost $31,307,829) 31,307,829
Total Investments - 103.0%
(Cost $742,364,493) 930,161,542
Liabilities in excess of other assets - (3.0%) (27,436,327)
NET ASSETS - 100.0% $902,725,215
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $36,657,785, collateralized in
the form of cash with a value of $31,307,829 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $5,940,232 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from May 31, 2026 – February 15, 2056; a total value of
$37,248,061.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $31,307,829.
Percentages shown are based on Net Assets.
Abbreviations
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 208,296,058
Aggregate gross unrealized depreciation (21,331,136)
Net unrealized appreciation $ 186,964,922
Federal income tax cost $ 743,461,512
Futures Contracts
FlexShares
®
US Quality Large Cap Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 10 06/18/2026 USD $ 3,621,875 $ 264,892
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .5%
Rights –
Securities Lending Reinvestments 3 .5
Others
(1)
( 3 .0 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 168
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
US ESG Select Index Fund
April 30, 2026 (Unaudited)
h
Investments Shares Value
COMMON STOCKS -
99 .5%
Aerospace & Defense -
0 .0% (a)
Carpenter Technology Corp. 124 $ 53,097
Air Freight & Logistics -
0 .5%
CH Robinson Worldwide, Inc. 217 39,453
FedEx Corp. 403 162,534
United Parcel Service, Inc., Class B 3,658 397,990
599,977
Automobiles -
2 .2%
General Motors Co. 4,309 331,319
Tesla, Inc.* 6,417 2,448,920
2,780,239
Banks -
7 .8%
Bank of America Corp. 25,854 1,382,155
Citigroup, Inc. 10,230 1,309,235
Citizens Financial Group, Inc. 1,643 106,877
Fifth Third Bancorp(b) 1,984 100,708
Huntington Bancshares, Inc. 4,650 77,934
JPMorgan Chase & Co. 15,469 4,845,355
KeyCorp 3,782 83,620
Regions Financial Corp. 2,883 82,310
Truist Financial Corp. 3,875 199,562
US Bancorp 6,169 349,536
Wells Fargo & Co. 17,608 1,447,906
9,985,198
Beverages -
2 .5%
Coca-Cola Co. (The) 22,289 1,755,482
Coca-Cola Europacific Partners plc 1,178 111,404
Keurig Dr Pepper, Inc.(b) 6,913 203,242
Monster Beverage Corp.* 1,891 145,739
PepsiCo, Inc. 6,572 1,041,596
3,257,463
Biotechnology -
1 .0%
Gilead Sciences, Inc. 5,952 778,760
Vertex Pharmaceuticals, Inc.* 1,240 529,951
1,308,711
Broadline Retail -
4 .1%
Amazon.com, Inc.* 18,817 4,987,634
eBay, Inc. 2,046 211,720
5,199,354
Building Products -
0 .6%
Allegion plc 434 59,666
Masco Corp. 1,364 97,963
Trane Technologies plc 1,271 626,018
783,647
Capital Markets -
3 .3%
Bank of New York Mellon Corp. (The) 3,224 433,209
Investments Shares Value
Capital Markets
(continued)
BlackRock, Inc. 837 $ 891,907
Goldman Sachs Group, Inc. (The) 868 801,832
Intercontinental Exchange, Inc. 3,317 524,385
Moody's Corp. 279 128,856
Morgan Stanley 2,263 431,305
MSCI, Inc., Class A 279 165,004
Nasdaq, Inc.(b) 2,201 202,294
Northern Trust Corp.(c) 465 77,348
S&P Global, Inc. 1,147 494,621
State Street Corp. 868 132,665
4,283,426
Chemicals -
1 .6%
Air Products and Chemicals, Inc.(b) 868 260,443
Albemarle Corp. 310 60,977
CF Industries Holdings, Inc. 434 53,903
Corteva, Inc. 2,449 198,393
Dow, Inc. 1,085 43,932
DuPont de Nemours, Inc. 1,581 72,188
Ecolab, Inc. 1,085 282,751
International Flavors & Fragrances,
Inc. 1,333 93,577
Linde plc 1,333 668,020
LyondellBasell Industries NV, Class A 496 37,002
RPM International, Inc. 341 34,744
Sherwin-Williams Co. (The) 682 219,338
2,025,268
Commercial Services & Supplies -
0 .3%
Cintas Corp. 1,984 346,625
Communications Equipment -
1 .5%
Arista Networks, Inc.* 1,984 342,657
Cisco Systems, Inc. 11,470 1,049,505
F5, Inc.* 93 30,123
Lumentum Holdings, Inc.*(b) 279 251,747
Motorola Solutions, Inc. 651 285,808
1,959,840
Construction & Engineering -
0 .0% (a)
AECOM 248 20,857
Construction Materials -
0 .3%
CRH plc 2,015 238,616
Vulcan Materials Co. 248 74,832
313,448
Consumer Finance -
0 .2%
Capital One Financial Corp. 1,240 237,212
Consumer Staples Distribution & Retail -
4 .6%
Costco Wholesale Corp. 1,705 1,729,774
Dollar General Corp. 341 39,515
Dollar Tree, Inc.*(b) 868 84,291
Kroger Co. (The)(b) 3,441 234,229

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
169 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Consumer Staples Distribution & Retail
(continued)
Sysco Corp. 2,852 $ 213,073
Target Corp. 930 120,668
US Foods Holding Corp.*(b) 1,054 98,538
Walmart, Inc. 25,451 3,357,750
5,877,838
Containers & Packaging -
0 .2%
Avery Dennison Corp. 248 40,655
Ball Corp. 713 43,550
International Paper Co. 1,519 46,208
Smurfit Westrock plc 2,542 97,587
228,000
Diversified REITs -
0 .1%
WP Carey, Inc., REIT(b) 1,426 103,998
Diversified Telecommunication Services -
0 .5%
Verizon Communications, Inc. 11,997 576,216
Electric Utilities -
0 .0% (a)
Edison International 589 40,930
Electrical Equipment -
0 .9%
GE Vernova, Inc. 775 839,682
nVent Electric plc 930 132,897
Rockwell Automation, Inc. 310 126,762
1,099,341
Electronic Equipment, Instruments & Components -
0 .5%
CDW Corp. 527 72,152
Corning, Inc. 2,201 361,492
Flex Ltd.* 682 62,437
TE Connectivity plc 806 170,598
666,679
Energy Equipment & Services -
0 .4%
SLB Ltd. 7,347 417,897
TechnipFMC plc 1,798 135,875
553,772
Entertainment -
0 .5%
Electronic Arts, Inc. 620 125,470
Walt Disney Co. (The)(b) 4,991 517,816
643,286
Financial Services -
5 .2%
Apollo Global Management, Inc.(b) 2,635 339,177
Berkshire Hathaway, Inc., Class B* 7,905 3,743,808
Block, Inc., Class A* 868 61,203
Fidelity National Information
Services, Inc. 1,767 82,218
Mastercard, Inc., Class A 1,581 795,117
Visa, Inc., Class A 4,836 1,595,106
6,616,629
Investments Shares Value
Food Products -
0 .8%
Archer-Daniels-Midland Co. 2,294 $ 170,995
Bunge Global SA 837 106,358
General Mills, Inc. 2,759 97,420
Hershey Co. (The) 806 149,706
Kraft Heinz Co. (The) 4,619 104,667
McCormick & Co., Inc. (Non-Voting) 1,023 52,009
Mondelez International, Inc., Class A 5,084 312,361
Tyson Foods, Inc., Class A 992 63,557
1,057,073
Ground Transportation -
0 .8%
CSX Corp. 3,596 163,366
JB Hunt Transport Services, Inc. 124 31,190
Uber Technologies, Inc.* 5,766 430,201
Union Pacific Corp. 1,178 317,448
XPO, Inc.* 341 75,064
1,017,269
Health Care Equipment & Supplies -
1 .8%
Abbott Laboratories 6,696 607,930
Becton Dickinson & Co. 620 92,405
Boston Scientific Corp.* 2,697 155,374
GE HealthCare Technologies, Inc. 1,147 69,783
IDEXX Laboratories, Inc.* 217 121,694
Intuitive Surgical, Inc.* 1,364 624,180
Stryker Corp. 2,108 664,294
2,335,660
Health Care Providers & Services -
1 .4%
Cardinal Health, Inc. 1,364 263,088
Cencora, Inc. 899 276,901
CVS Health Corp. 4,712 392,462
Elevance Health, Inc. 1,054 396,747
McKesson Corp. 589 480,153
1,809,351
Health Care REITs -
0 .6%
Ventas, Inc., REIT 2,294 201,551
Welltower, Inc., REIT 2,697 586,166
787,717
Hotels, Restaurants & Leisure -
1 .7%
Booking Holdings, Inc. 3,100 521,916
Carnival Corp. 3,906 103,548
Chipotle Mexican Grill, Inc., Class A* 4,650 158,054
Expedia Group, Inc. 465 115,492
Flutter Entertainment plc*(b) 589 63,571
Hilton Worldwide Holdings, Inc. 899 291,339
Marriott International, Inc., Class A 1,147 414,858
McDonald's Corp. 1,395 409,558
Yum! Brands, Inc. 837 133,627
2,211,963
Household Durables -
0 .0% (a)
Somnigroup International, Inc. 744 56,440

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 170
Investments Shares Value
COMMON STOCKS (continued)
Household Products -
2 .1%
Church & Dwight Co., Inc. 558 $ 54,160
Clorox Co. (The) 589 56,803
Colgate-Palmolive Co. 4,712 402,216
Kimberly-Clark Corp.(b) 2,015 198,336
Procter & Gamble Co. (The) 13,423 1,974,389
2,685,904
Industrial REITs -
0 .2%
Prologis, Inc., REIT 1,829 259,755
Insurance -
2 .0%
Aflac, Inc. 2,325 264,283
Allstate Corp. (The) 1,023 222,257
American International Group, Inc. 2,945 220,286
Aon plc, Class A 434 135,256
Everest Group Ltd. 62 22,119
Hartford Insurance Group, Inc. (The) 1,271 173,886
Marsh & McLennan Cos., Inc. 1,333 223,557
MetLife, Inc. 2,480 198,648
Principal Financial Group, Inc. 1,023 103,231
Progressive Corp. (The) 3,410 686,365
Prudential Financial, Inc. 1,767 173,360
Willis Towers Watson plc 434 111,191
2,534,439
IT Services -
1 .5%
Accenture plc, Class A 3,565 637,101
Cognizant Technology Solutions
Corp., Class A 744 39,358
International Business Machines
Corp. 5,394 1,245,906
Twilio, Inc., Class A* 372 55,078
1,977,443
Life Sciences Tools & Services -
0 .2%
Illumina, Inc.* 372 47,147
IQVIA Holdings, Inc.* 434 68,732
Mettler-Toledo International, Inc.* 124 158,300
274,179
Machinery -
2 .2%
Caterpillar, Inc. 1,767 1,572,824
Cummins, Inc. 403 270,417
Deere & Co. 775 457,149
Fortive Corp.(b) 806 48,191
Ingersoll Rand, Inc. 1,643 131,210
Nordson Corp. 93 26,826
Otis Worldwide Corp. 1,736 135,200
Pentair plc 589 47,538
Westinghouse Air Brake
Technologies Corp. 310 83,666
Xylem, Inc. 837 98,900
2,871,921
Investments Shares Value
Media -
0 .1%
Omnicom Group, Inc. 1,767 $ 135,564
Metals & Mining -
1 .2%
Alcoa Corp. 527 33,618
Coeur Mining, Inc.*(b) 4,929 88,574
Freeport-McMoRan, Inc. 6,944 401,224
Hecla Mining Co. 3,162 56,979
Newmont Corp. 5,332 592,332
Nucor Corp. 1,147 258,408
Royal Gold, Inc. 124 28,939
Southern Copper Corp. 341 58,546
Steel Dynamics, Inc. 279 63,796
1,582,416
Oil, Gas & Consumable Fuels -
3 .1%
Exxon Mobil Corp. 24,025 3,707,778
Targa Resources Corp. 620 161,249
Valero Energy Corp. 558 140,940
4,009,967
Passenger Airlines -
0 .1%
United Airlines Holdings, Inc.* 930 83,700
Personal Care Products -
0 .2%
Estee Lauder Cos., Inc. (The), Class
A 961 73,718
Kenvue, Inc. 10,354 181,506
255,224
Pharmaceuticals -
7 .0%
Bristol-Myers Squibb Co. 4,061 246,056
Eli Lilly & Co. 4,061 3,795,411
Johnson & Johnson 13,857 3,185,031
Merck & Co., Inc. 14,353 1,567,061
Zoetis, Inc., Class A 1,519 174,639
8,968,198
Professional Services -
0 .4%
Automatic Data Processing, Inc. 1,488 315,367
Broadridge Financial Solutions, Inc. 620 95,468
Verisk Analytics, Inc., Class A 372 68,630
479,465
Real Estate Management & Development -
0 .3%
CBRE Group, Inc., Class A* 1,612 230,081
CoStar Group, Inc.* 1,767 61,156
Jones Lang LaSalle, Inc.* 155 49,310
340,547
Residential REITs -
0 .2%
Equity Residential, REIT 806 52,696
Essex Property Trust, Inc., REIT 279 73,435
Mid-America Apartment
Communities, Inc., REIT 248 32,037
Sun Communities, Inc., REIT 558 71,335
229,503

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
171 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment -
16 .6%
Advanced Micro Devices, Inc.* 3,162 $ 1,120,897
Broadcom, Inc. 17,763 7,414,809
Entegris, Inc. 558 78,890
Intel Corp.* 14,105 1,332,640
Marvell Technology, Inc. 2,480 409,572
Micron Technology, Inc. 6,479 3,350,680
NVIDIA Corp. 32,612 6,508,377
NXP Semiconductors NV 930 273,039
ON Semiconductor Corp.* 589 59,377
QUALCOMM, Inc. 2,976 534,430
Teradyne, Inc. 589 202,304
21,285,015
Software -
6 .4%
Adobe, Inc.* 1,147 282,277
Atlassian Corp., Class A*(b) 558 38,273
Autodesk, Inc.* 1,023 242,451
Cadence Design Systems, Inc.* 496 163,477
Crowdstrike Holdings, Inc., Class A* 496 221,092
Fortinet, Inc.* 2,294 193,407
Gen Digital, Inc. 1,581 30,498
HubSpot, Inc.* 186 41,247
Microsoft Corp. 14,818 6,042,484
Palo Alto Networks, Inc.* 3,100 555,892
ServiceNow, Inc.* 3,069 271,023
Synopsys, Inc.* 372 179,527
8,261,648
Specialized REITs -
1 .7%
American Tower Corp., REIT 2,635 481,441
Crown Castle, Inc., REIT 1,116 99,078
Digital Realty Trust, Inc., REIT 1,271 255,395
Equinix, Inc., REIT 558 604,219
Extra Space Storage, Inc., REIT 682 97,751
Iron Mountain, Inc., REIT 1,178 148,416
Public Storage, REIT 620 187,519
VICI Properties, Inc., Class A, REIT 5,735 167,462
Weyerhaeuser Co., REIT 4,557 111,738
2,153,019
Specialty Retail -
1 .8%
Home Depot, Inc. (The) 1,922 631,954
Lowe's Cos., Inc. 1,116 266,490
Ross Stores, Inc. 1,209 275,398
TJX Cos., Inc. (The) 5,239 821,213
Tractor Supply Co. 2,294 80,519
Ulta Beauty, Inc.* 248 133,295
Williams-Sonoma, Inc. 589 106,733
2,315,602
Technology Hardware, Storage & Peripherals -
5 .5%
Apple, Inc. 23,281 6,317,299
Hewlett Packard Enterprise Co. 7,440 214,049
HP, Inc.(b) 3,751 78,246
NetApp, Inc. 496 54,942
Investments Shares Value
Technology Hardware, Storage & Peripherals
(continued)
Super Micro Computer, Inc.* 2,697 $ 73,898
Western Digital Corp. 682 296,342
7,034,776
Textiles, Apparel & Luxury Goods -
0 .3%
Deckers Outdoor Corp.* 403 41,186
Lululemon Athletica, Inc.* 527 72,568
NIKE, Inc., Class B 3,627 160,894
Tapestry, Inc. 992 143,880
418,528
Trading Companies & Distributors -
0 .4%
Fastenal Co. 4,371 196,389
Ferguson Enterprises, Inc. 1,085 290,465
486,854
Water Utilities -
0 .1%
American Water Works Co., Inc. 868 111,468
Total Common Stocks
(Cost $94,641,996) 127,591,659
Number
of Rights
RIGHTS - 0 .0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR*‡
(Cost $–) 1,333 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .5% (d)
REPURCHASE AGREEMENTS - 0 .5%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$612,961, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $7,125,143 $ 612,899 612,899
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$20,002, collateralized by various
Common Stocks; total market
value $22,515 20,000 20,000
632,899
Total Securities Lending Reinvestments
(Cost $632,899) 632,899
Total Investments - 100.0%
(Cost $95,274,895) 128,224,558
Other assets less liabilities - 0.0% 26,607
NET ASSETS - 100.0% $128,251,165

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
US ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 172
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $1,847,469, collateralized in
the form of cash with a value of $632,899 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $1,224,115 of collateral in the form
of U.S. Government Treasury Securities, interest rates
ranging from 0.00% – 6.13%, and maturity dates ranging
from May 31, 2026 – February 15, 2056; a total value of
$1,857,014.
(c) Investment in affiliated company. Northern Trust
Investments, Inc., the Investment Adviser of the Fund, is
a subsidiary of Northern Trust Corporation.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $632,899.
Percentages shown are based on Net Assets.
Abbreviations
CVR — Contingent Value Rights
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 35,672,740
Aggregate gross unrealized depreciation (2,732,439)
Net unrealized appreciation $ 32,940,301
Federal income tax cost $ 95,331,723
Investment in a company which was affiliated for the period ended April 30, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
April 30, 2026
Value
April 30, 2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
Northern Trust
Corp. $ 42,461 $ 53,187 $ 33,632 465 $ 77,348 $ 16,127 $ 777 $ (795)
Futures Contracts
FlexShares
®
STOXX
®
US ESG Select Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 18 06/18/2026 USD $ 651,938 $ 47,466
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .5%
Rights –
Securities Lending Reinvestments 0 .5
Others
(1)
0 .0
†
100 .0%
(1)
Includes any other net assets/(liabilities).
†
Amount represents less than 0.05%.

173 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
STOXX
®
Global ESG Select Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .0%
Air Freight & Logistics -
0 .3%
Deutsche Post AG 340 $ 20,093
DSV A/S 340 83,184
Nippon Express Holdings, Inc. 200 5,234
United Parcel Service, Inc., Class B 1,680 182,784
291,295
Automobile Components -
0 .2%
Bridgestone Corp.(a) 4,000 83,341
Cie Generale des Etablissements
Michelin SCA 1,520 54,989
Minth Group Ltd. 2,000 8,701
Niterra Co. Ltd. 700 37,572
184,603
Automobiles -
0 .5%
Bayerische Motoren Werke AG 520 47,530
Dr Ing hc F Porsche AG (Preference)
(b) 280 13,549
General Motors Co. 2,840 218,368
Honda Motor Co. Ltd.(a) 10,000 80,821
Mercedes-Benz Group AG 920 53,512
Nissan Motor Co. Ltd.*(a) 8,000 18,174
Renault SA 540 18,858
Stellantis NV* 1,120 8,157
Suzuki Motor Corp. 4,000 44,632
Volkswagen AG (Preference) 300 30,342
533,943
Banks -
13 .1%
ABN AMRO Bank NV, CVA(b) 1,449 50,296
AIB Group plc 4,720 54,249
AL Sydbank 228 19,417
ANZ Group Holdings Ltd. 5,800 152,827
Banca Monte dei Paschi di Siena
SpA 2,740 29,095
Banco Bilbao Vizcaya Argentaria SA 18,460 407,321
Banco BPM SpA 2,920 42,422
Banco Comercial Portugues SA,
Class R 9,140 9,746
Banco Santander SA 39,740 483,884
Bank of Ireland Group plc 1,900 37,310
Bank of Montreal 1,140 173,240
Bank Polska Kasa Opieki SA 340 21,200
Bankinter SA 2,500 41,541
Banque Cantonale Vaudoise
(Registered)(a) 87 13,705
Barclays plc 25,220 147,859
BAWAG Group AG(b) 161 27,517
BNP Paribas SA 2,860 299,360
BPER Banca SpA(a) 3,340 49,108
CaixaBank SA 8,680 110,374
Canadian Imperial Bank of
Commerce(a) 2,100 233,853
Investments Shares Value
Banks
(continued)
Citigroup, Inc. 7,420 $ 949,612
Commonwealth Bank of Australia(a) 3,500 436,985
Danske Bank A/S 1,100 56,519
DBS Group Holdings Ltd. 1,580 72,577
DNB Bank ASA 980 29,560
Erste Bank Polska SA 46 7,807
Erste Group Bank AG 420 46,411
FinecoBank Banca Fineco SpA 1,740 43,027
HSBC Holdings plc 36,020 660,278
Intesa Sanpaolo SpA 11,980 81,157
Japan Post Bank Co. Ltd. 4,000 68,638
JPMorgan Chase & Co. 16,860 5,281,058
KBC Group NV 320 42,511
Lloyds Banking Group plc 126,156 170,896
Mitsubishi UFJ Financial Group, Inc. 26,500 476,376
National Australia Bank Ltd. 6,060 173,751
National Bank of Canada 500 75,321
NatWest Group plc 18,220 144,885
Nordea Bank Abp 5,660 106,165
Oversea-Chinese Banking Corp. Ltd. 6,000 103,176
Resona Holdings, Inc. 6,300 77,933
Ringkjoebing Landbobank A/S 80 19,981
Skandinaviska Enskilda Banken AB,
Class A 3,620 70,879
Societe Generale SA 1,960 157,356
SpareBank 1 Sor-Norge ASA 126 2,709
Standard Chartered plc 3,540 89,607
Sumitomo Mitsui Financial Group,
Inc. 6,000 211,046
Svenska Handelsbanken AB, Class A 3,860 54,467
Swedbank AB, Class A 1,820 63,677
Toronto-Dominion Bank (The) 3,580 384,881
UniCredit SpA 1,720 132,398
Wells Fargo & Co. 16,120 1,325,548
Westpac Banking Corp.(a) 7,420 205,382
14,226,898
Beverages -
1 .3%
Anheuser-Busch InBev SA/NV 1,180 89,142
Asahi Group Holdings Ltd. 6,000 59,271
Carlsberg A/S, Class B 174 23,551
Coca-Cola Co. (The) 12,100 952,996
Coca-Cola Europacific Partners plc 700 66,199
Coca-Cola HBC AG 391 22,740
Diageo plc 3,080 61,565
Heineken Holding NV 149 10,557
Heineken NV 260 20,172
Kirin Holdings Co. Ltd.(a) 1,700 26,899
Pernod Ricard SA 380 28,012
Treasury Wine Estates Ltd.(a) 6,680 20,795
1,381,899
Biotechnology -
0 .9%
CSL Ltd. 1,240 110,876

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 174
Investments Shares Value
COMMON STOCKS (continued)
Biotechnology
(continued)
Genmab A/S* 65 $ 17,245
Gilead Sciences, Inc. 3,880 507,659
Vertex Pharmaceuticals, Inc.* 820 350,451
986,231
Broadline Retail -
0 .5%
Allegro.eu SA*(b) 20 164
Dollarama, Inc. 441 56,247
eBay, Inc. 1,420 146,942
Isetan Mitsukoshi Holdings Ltd. 1,500 28,420
J Front Retailing Co. Ltd.(a) 1,300 18,960
Next plc 210 36,940
Prosus NV 1,420 68,412
Rakuten Group, Inc.* 2,000 9,689
Ryohin Keikaku Co. Ltd. 2,000 46,163
Wesfarmers Ltd. 2,840 148,889
560,826
Building Products -
0 .7%
Allegion plc 220 30,246
Assa Abloy AB, Class B(a) 1,920 72,924
Belimo Holding AG (Registered) 21 19,146
Cie de Saint-Gobain SA 1,220 111,112
Geberit AG (Registered) 80 53,930
Lixil Corp.(a) 1,300 13,431
Masco Corp. 1,060 76,129
ROCKWOOL A/S, Class B(a) 200 5,812
Trane Technologies plc 700 344,778
727,508
Capital Markets -
2 .2%
3i Group plc 1,320 45,954
Aberdeen Group plc 3,700 10,463
Allfunds Group plc 824 8,429
Amundi SA(b) 40 3,857
Bank of New York Mellon Corp. (The) 2,080 279,490
BlackRock, Inc. 620 660,672
Daiwa Securities Group, Inc.(a) 4,000 37,459
EQT AB 1,320 42,317
Euronext NV(b) 120 20,115
Hong Kong Exchanges & Clearing
Ltd. 1,600 84,230
ICG plc 20 493
IG Group Holdings plc 853 17,421
Intercontinental Exchange, Inc. 3,020 477,432
Julius Baer Group Ltd. 363 29,753
London Stock Exchange Group plc 800 103,816
Macquarie Group Ltd. 900 152,110
Man Group plc 2,576 8,926
Nasdaq, Inc. 960 88,234
Netwealth Group Ltd.(a) 140 2,371
Nomura Holdings, Inc. 6,000 48,109
Partners Group Holding AG(a) 60 65,060
Schroders plc 680 5,359
Investments Shares Value
Capital Markets
(continued)
Swissquote Group Holding SA
(Registered) 20 $ 10,097
UBS Group AG (Registered) 3,280 144,697
2,346,864
Chemicals -
0 .3%
Air Liquide SA 480 103,086
Akzo Nobel NV(a) 40 2,340
Arkema SA 120 8,727
Asahi Kasei Corp. 2,000 19,591
BASF SE 1,180 75,771
Croda International plc 200 7,743
Daicel Corp. 2,000 15,724
Dyno Nobel Ltd.(a) 3,726 8,760
FUCHS SE (Preference) 20 943
Nippon Sanso Holdings Corp. 500 17,676
Nitto Denko Corp. 1,400 26,780
Novonesis Novozymes B, Class B 400 24,546
Orica Ltd. 1,198 18,096
Syensqo SA 55 3,635
Yara International ASA 492 28,507
361,925
Commercial Services & Supplies -
0 .4%
Brambles Ltd. 3,960 64,429
Cintas Corp. 1,380 241,100
Downer EDI Ltd. 2,477 13,196
ISS A/S 598 21,929
Kokuyo Co. Ltd. 2,000 9,995
Rentokil Initial plc 5,225 35,053
Securitas AB, Class B(a) 1,131 18,838
SPIE SA 466 26,949
TOPPAN Holdings, Inc. 600 17,804
449,293
Communications Equipment -
1 .1%
Cisco Systems, Inc. 8,160 746,640
Lumentum Holdings, Inc.*(a) 220 198,510
Motorola Solutions, Inc.(a) 500 219,515
Nokia OYJ 5,040 62,699
1,227,364
Construction & Engineering -
0 .5%
Ackermans & van Haaren NV 53 17,420
ACS Actividades de Construccion y
Servicios SA 480 69,032
Balfour Beatty plc 1,015 11,254
Bouygues SA 480 28,311
Eiffage SA 222 35,677
Ferrovial SE 980 67,182
HOCHTIEF AG 46 24,671
Obayashi Corp. 1,900 44,364
Skanska AB, Class B 616 16,479
Sweco AB, Class B 632 8,621
Vinci SA 1,560 235,150
Worley Ltd. 80 680

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
175 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering
(continued)
WSP Global, Inc. 100 $ 16,604
575,445
Construction Materials -
0 .2%
Buzzi SpA 244 13,315
Holcim AG 1,780 164,969
Wienerberger AG 285 8,238
186,522
Consumer Finance -
0 .0% (c)
Cembra Money Bank AG 80 9,774
Marui Group Co. Ltd. 900 17,253
27,027
Consumer Staples Distribution & Retail -
3 .9%
Aeon Co. Ltd. 6,300 60,706
Axfood AB 221 6,734
Carrefour SA 1,120 22,269
Costco Wholesale Corp. 1,400 1,420,342
Dollar Tree, Inc.*(a) 620 60,208
J Sainsbury plc 3,108 13,886
Jeronimo Martins SGPS SA 703 16,873
Kesko OYJ, Class B 472 11,605
Koninklijke Ahold Delhaize NV 1,860 87,319
Marks & Spencer Group plc 3,280 14,713
Walmart, Inc. 18,480 2,438,066
Woolworths Group Ltd. 3,360 83,075
4,235,796
Containers & Packaging -
0 .1%
Huhtamaki OYJ 20 639
Smurfit Westrock plc 1,840 70,638
71,277
Distributors -
0 .0% (c)
D'ieteren Group 55 11,330
Inchcape plc 1,147 12,877
24,207
Diversified Consumer Services -
0 .0% (c)
Pearson plc 1,344 19,751
Diversified REITs -
0 .1%
British Land Co. plc (The), REIT 2,348 12,345
CapitaLand Integrated Commercial
Trust, REIT 16,600 30,761
Covivio SA, REIT 49 3,230
KDX Realty Investment Corp.,
REIT(a) 19 19,763
Land Securities Group plc, REIT 900 7,228
Mirvac Group, REIT 1,260 1,540
Stockland, REIT 4,556 13,266
WP Carey, Inc., REIT 600 43,758
131,891
Investments Shares Value
Diversified Telecommunication Services -
0 .8%
BCE, Inc.(a) 1,220 $ 28,934
BT Group plc 10,000 29,426
Cellnex Telecom SA(b) 1,160 38,944
Deutsche Telekom AG (Registered) 6,700 216,685
Elisa OYJ 20 970
Koninklijke KPN NV 6,540 35,014
NTT, Inc. 192,000 186,848
Orange SA 1,180 24,597
Singapore Telecommunications Ltd. 18,000 64,874
Spark New Zealand Ltd. 860 1,053
Swisscom AG (Registered) 80 67,668
Telenor ASA 1,605 26,311
Telia Co. AB 4,722 24,631
Telstra Group Ltd. 29,760 113,826
859,781
Electric Utilities -
0 .9%
Acciona SA(a) 95 27,570
BKW AG 42 8,389
Edison International 980 68,100
EDP SA 5,740 31,263
Elia Group SA/NV* 171 28,364
Emera, Inc.(a) 700 37,271
Endesa SA 782 35,033
Fortis, Inc. 1,740 99,304
Fortum OYJ 460 11,569
Iberdrola SA 17,920 419,370
Kansai Electric Power Co., Inc. (The) 2,000 31,977
Origin Energy Ltd.(a) 5,180 45,062
Redeia Corp. SA 580 10,137
SSE plc 2,371 85,089
Verbund AG 80 6,020
944,518
Electrical Equipment -
2 .2%
ABB Ltd. (Registered) 3,340 335,004
Accelleron Industries AG 105 11,224
GE Vernova, Inc. 840 910,106
Legrand SA 680 121,087
Mitsubishi Electric Corp. 4,600 182,908
Nexans SA 103 19,102
Nidec Corp.* 4,000 61,185
nVent Electric plc 560 80,024
Prysmian SpA 580 87,053
Schneider Electric SE 560 176,446
Siemens Energy AG 1,540 326,217
Vestas Wind Systems A/S 1,635 50,089
2,360,445
Electronic Equipment, Instruments & Components -
0 .8%
CDW Corp. 440 60,240
Celestica, Inc.* 240 98,335
Corning, Inc. 1,600 262,784
Flex Ltd.* 640 58,592
Halma plc 280 16,768
Hexagon AB, Class B 4,080 43,764
Ibiden Co. Ltd. 600 51,613

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 176
Investments Shares Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components
(continued)
Kyocera Corp. 2,000 $ 34,594
Lagercrantz Group AB, Class B 218 5,683
Murata Manufacturing Co. Ltd. 4,000 131,610
TE Connectivity plc 620 131,229
Yokogawa Electric Corp. 700 24,403
919,615
Energy Equipment & Services -
0 .3%
SLB Ltd. 4,800 273,024
Technip Energies NV 138 6,524
TechnipFMC plc 1,120 84,639
Vallourec SACA 420 12,637
376,824
Financial Services -
3 .0%
Adyen NV*(b) 60 67,462
AMP Ltd. 4,000 4,199
Apollo Global Management, Inc.(a) 2,020 260,015
Banca Mediolanum SpA(a) 1,020 22,291
Berkshire Hathaway, Inc., Class B* 5,740 2,718,464
EXOR NV 200 15,672
Fidelity National Information
Services, Inc. 1,360 63,281
Industrivarden AB, Class C 480 25,012
Infratil Ltd.(a) 2,503 18,376
Investor AB, Class B 780 31,362
M&G plc 4,540 18,674
Mitsubishi HC Capital, Inc. 2,000 18,168
Nexi SpA(b) 3,140 14,910
Poste Italiane SpA(a)(b) 952 25,227
Wendel SE 43 4,257
3,307,370
Food Products -
0 .2%
a2 Milk Co. Ltd. (The) 2,945 15,033
AAK AB(a) 553 15,744
Ajinomoto Co., Inc. 3,000 97,444
Associated British Foods plc(a) 603 14,970
Kerry Group plc, Class A 80 6,776
Mowi ASA 1,158 25,568
Orkla ASA 1,914 23,497
Salmar ASA 147 8,833
207,865
Gas Utilities -
0 .1%
APA Group 1,656 12,311
Italgas SpA 1,900 22,934
Naturgy Energy Group SA 596 18,723
Rubis SCA 276 11,371
Snam SpA 5,740 45,288
Tokyo Gas Co. Ltd. 500 21,282
131,909
Investments Shares Value
Ground Transportation -
0 .2%
Ayvens SA(b) 756 $ 10,181
Canadian National Railway Co. 1,640 183,833
ComfortDelGro Corp. Ltd. 4,500 5,230
Hankyu Hanshin Holdings, Inc. 300 8,649
Odakyu Electric Railway Co. Ltd. 2,000 20,101
227,994
Health Care Equipment & Supplies -
2 .0%
Abbott Laboratories 5,540 502,977
Alcon AG 1,400 104,224
Ansell Ltd.(a) 322 6,116
BioMerieux 60 5,047
Cochlear Ltd. 60 4,055
Convatec Group plc(b) 2,022 5,792
Demant A/S*(a) 20 634
EssilorLuxottica SA 260 55,280
GE HealthCare Technologies, Inc. 760 46,238
Getinge AB, Class B 358 7,102
Hoya Corp. 1,000 185,699
IDEXX Laboratories, Inc.* 180 100,944
Intuitive Surgical, Inc.* 1,140 521,675
Koninklijke Philips NV 1,480 38,872
Olympus Corp.(a) 4,000 39,475
Sonova Holding AG (Registered) 160 35,026
Straumann Holding AG (Registered)
(a) 280 30,254
Stryker Corp. 1,540 485,300
2,174,710
Health Care Providers & Services -
0 .5%
Cardinal Health, Inc. 960 185,165
EBOS Group Ltd. 19 238
Elevance Health, Inc. 720 271,022
Fresenius Medical Care AG 476 21,559
Fresenius SE & Co. KGaA 740 35,807
Galenica AG(b) 152 16,181
Ramsay Health Care Ltd.(a) 260 7,286
Sigma Healthcare Ltd.(a) 8,280 16,609
553,867
Health Care REITs -
0 .0% (c)
Aedifica SA, REIT 40 3,371
Hotel & Resort REITs -
0 .0% (c)
Invincible Investment Corp., REIT 20 7,836
Hotels, Restaurants & Leisure -
1 .4%
Accor SA 580 28,664
Amadeus IT Group SA 1,280 73,574
Aristocrat Leisure Ltd. 1,580 53,707
Booking Holdings, Inc. 1,675 282,003
Carnival Corp. 1,840 48,778
Carnival plc 500 13,385
Chipotle Mexican Grill, Inc., Class A* 3,060 104,009
Compass Group plc 3,200 90,400
Delivery Hero SE, Class A*(b) 200 4,807
Expedia Group, Inc. 260 64,576

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
177 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure
(continued)
FDJ UNITED 280 $ 7,587
Food & Life Cos. Ltd. 400 23,162
Genting Singapore Ltd. 12,000 6,407
Hilton Worldwide Holdings, Inc. 760 246,293
InterContinental Hotels Group plc 260 37,206
Lottery Corp. Ltd. (The)(a) 8,160 32,384
Lottomatica Group Spa 140 4,119
Marriott International, Inc., Class A 740 267,651
Oriental Land Co. Ltd.(a) 2,000 27,932
Sodexo SA(a) 300 15,245
TUI AG 714 5,320
Whitbread plc 300 9,107
Yum! Brands, Inc. 640 102,176
1,548,492
Household Durables -
0 .5%
Berkeley Group Holdings plc* 120 5,228
Panasonic Holdings Corp. 4,200 85,847
Sekisui House Ltd. 2,100 45,697
Somnigroup International, Inc. 500 37,930
Sony Group Corp. 18,000 357,576
Taylor Wimpey plc 9,948 10,520
542,798
Household Products -
0 .2%
Essity AB, Class B 660 17,442
Henkel AG & Co. KGaA (Preference) 420 30,595
Kimberly-Clark Corp.(a) 1,160 114,179
Reckitt Benckiser Group plc 1,180 75,009
237,225
Independent Power and Renewable Electricity Producers
-
0 .1%
Drax Group plc 897 10,770
EDP Renovaveis SA*(a) 1,360 22,622
Meridian Energy Ltd. 2,732 9,136
Orsted A/S*(b) 880 23,533
66,061
Industrial Conglomerates -
0 .3%
CK Hutchison Holdings Ltd. 3,500 29,063
Hitachi Ltd. 6,700 208,732
Investment AB Latour, Class B 322 7,302
Keppel Ltd. 2,000 17,070
Lifco AB, Class B(a) 323 10,020
Sekisui Chemical Co. Ltd. 2,000 30,229
302,416
Industrial REITs -
0 .1%
CapitaLand Ascendas REIT, REIT 7,093 13,868
Goodman Group, REIT 3,400 72,306
Mapletree Logistics Trust, REIT 12,000 11,495
Mitsui Fudosan Logistics Park, Inc.,
REIT 19 13,580
Segro plc, REIT 3,040 28,710
Investments Shares Value
Industrial REITs
(continued)
Tritax Big Box REIT plc, REIT 5,198 $ 10,666
150,625
Insurance -
2 .6%
Aegon Ltd. 1,341 11,049
Aflac, Inc. 1,100 125,037
Ageas SA/NV 399 31,219
Allianz SE (Registered) 380 173,400
American International Group, Inc. 2,220 166,056
ASR Nederland NV 240 18,176
Aviva plc 6,580 55,757
AXA SA 4,740 227,637
Beazley plc 972 16,853
Generali(a) 2,400 107,264
Gjensidige Forsikring ASA 294 8,204
Hannover Rueck SE 132 39,887
Hartford Insurance Group, Inc. (The) 780 106,712
Hiscox Ltd. 768 16,155
Insurance Australia Group Ltd. 2,960 15,982
Japan Post Holdings Co. Ltd. 4,000 46,533
Legal & General Group plc 5,631 19,259
Manulife Financial Corp. 3,340 131,063
Mapfre SA 3,971 19,406
Medibank Pvt Ltd. 3,009 10,146
MS&AD Insurance Group Holdings,
Inc. 3,300 84,951
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 220 131,823
nib holdings Ltd. 1 5
NN Group NV 251 21,877
Power Corp. of Canada 1,701 94,704
Principal Financial Group, Inc. 320 32,291
Progressive Corp. (The) 1,820 366,330
Prudential Financial, Inc. 1,160 113,808
Prudential plc 2,280 34,018
QBE Insurance Group Ltd. 1,440 23,128
Standard Life plc 1,239 12,728
Sun Life Financial, Inc. 1,400 100,667
Suncorp Group Ltd.(a) 600 7,381
Swiss Life Holding AG (Registered)
(a) 80 93,784
Swiss Re AG(a) 920 148,167
Tryg A/S 742 17,798
Unipol Assicurazioni SpA 640 16,667
Willis Towers Watson plc 200 51,240
Zurich Insurance Group AG 160 111,256
2,808,418
Interactive Media & Services -
0 .1%
CAR Group Ltd.(a) 720 13,133
REA Group Ltd.(a) 200 24,423
Rightmove plc 2,580 15,194
SEEK Ltd. 20 199
Vend Marketplaces ASA, Class B 120 3,287
56,236

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 178
Investments Shares Value
COMMON STOCKS (continued)
IT Services -
1 .9%
Accenture plc, Class A 3,920 $ 700,543
Capgemini SE 360 43,497
CGI, Inc. 660 43,113
Cognizant Technology Solutions
Corp., Class A 780 41,262
Fujitsu Ltd. 5,200 105,523
International Business Machines
Corp. 3,940 910,061
NEC Corp. 4,000 104,681
Nomura Research Institute Ltd.(a) 600 15,859
Obic Co. Ltd. 400 10,621
Reply SpA 100 11,062
Sopra Steria Group 80 12,434
Twilio, Inc., Class A*(a) 320 47,379
2,046,035
Leisure Products -
0 .0% (c)
Games Workshop Group plc 76 20,128
Thule Group AB(b) 324 8,012
28,140
Life Sciences Tools & Services -
0 .3%
Eurofins Scientific SE(a) 405 28,039
IQVIA Holdings, Inc.* 280 44,344
Lonza Group AG (Registered) 80 49,020
Mettler-Toledo International, Inc.* 100 127,661
QIAGEN NV 20 681
Sartorius AG (Preference) 20 5,096
Sartorius Stedim Biotech 20 3,676
Siegfried Holding AG (Registered)(a) 180 18,114
276,631
Machinery -
1 .0%
Aalberts NV(a) 100 3,787
Alfa Laval AB 439 26,002
Alstom SA*(a) 1,159 23,221
Atlas Copco AB, Class A(a) 4,740 89,247
Bucher Industries AG (Registered) 20 7,915
Daimler Truck Holding AG 80 4,030
Ebara Corp.(a) 1,500 50,991
Epiroc AB, Class A(a) 1,219 34,731
FANUC Corp. 2,000 87,744
Georg Fischer AG (Registered)(a) 440 23,990
IMI plc 120 4,553
Indutrade AB 145 3,091
KION Group AG 108 5,612
Knorr-Bremse AG 92 10,690
Komatsu Ltd. 1,400 58,580
Kone OYJ, Class B(a) 700 44,506
Konecranes OYJ(a) 648 21,238
Kurita Water Industries Ltd.(a) 400 21,516
Metso OYJ 1,078 18,564
MINEBEA MITSUMI, Inc. 1,500 29,903
NGK Corp. 800 25,327
Otis Worldwide Corp. 1,380 107,474
Investments Shares Value
Machinery
(continued)
Rotork plc 2,384 $ 10,004
Sandvik AB(a) 1,720 71,221
Schindler Holding AG 60 20,976
SKF AB, Class B(a) 516 12,805
Spirax Group plc 194 18,896
Techtronic Industries Co. Ltd. 1,500 21,427
Trelleborg AB, Class B 426 17,257
Valmet OYJ(a) 225 5,865
VAT Group AG(b) 40 29,819
Volvo AB, Class B(a) 2,400 82,776
Weir Group plc (The) 860 31,015
Xylem, Inc. 600 70,896
1,095,669
Marine Transportation -
0 .1%
Kuehne + Nagel International AG
(Registered)(a) 100 23,362
Mitsui OSK Lines Ltd.(a) 500 18,937
Nippon Yusen KK(a) 1,000 36,176
78,475
Media -
0 .2%
Dentsu Group, Inc.* 400 7,622
Informa plc 2,050 22,079
ITV plc 10,219 11,109
Omnicom Group, Inc.(a) 1,480 113,545
Publicis Groupe SA 520 48,421
202,776
Metals & Mining -
1 .5%
Alamos Gold, Inc., Class A 1,300 51,767
Anglo American plc 1,700 82,850
Antofagasta plc 724 34,920
ArcelorMittal SA 660 38,122
Aurubis AG 60 12,901
BHP Group Ltd.(a) 12,120 468,099
BlueScope Steel Ltd. 613 13,129
Boliden AB(a) 380 19,719
Fortescue Ltd.(a) 3,700 52,271
Freeport-McMoRan, Inc. 3,100 179,118
IGO Ltd.* 1,622 8,664
Lynas Rare Earths Ltd.* 2,508 34,277
Norsk Hydro ASA 3,364 36,976
Northern Star Resources Ltd. 3,129 47,242
Pan American Silver Corp. 800 41,832
PLS Group Ltd.* 7,760 33,586
Rio Tinto Ltd. 900 108,317
Rio Tinto plc 2,060 205,687
South32 Ltd. 11,137 32,268
SSAB AB, Class B(a) 1,242 11,174
Teck Resources Ltd., Class B 1,380 80,401
voestalpine AG 283 14,574
Wheaton Precious Metals Corp. 580 73,115
1,681,009
Multi-Utilities -
0 .4%
A2A SpA 3,990 11,350

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
179 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Multi-Utilities
(continued)
Engie SA 4,700 $ 154,759
Hera SpA 2,055 9,686
National Grid plc 7,860 140,151
Public Service Enterprise Group, Inc.
(a) 880 71,861
Veolia Environnement SA 980 41,316
429,123
Office REITs -
0 .0% (c)
Keppel REIT, REIT 222 156
Oil, Gas & Consumable Fuels -
4 .0%
Bollore SE 4,320 27,213
BP plc 26,720 211,969
Enbridge, Inc. 6,500 359,790
Eni SpA 4,180 117,680
Equinor ASA 1,620 64,747
Exxon Mobil Corp. 17,380 2,682,255
Galp Energia SGPS SA 440 10,302
Imperial Oil Ltd.(a) 320 42,780
Pembina Pipeline Corp. 1,160 53,888
Santos Ltd. 6,480 37,270
Shell plc 11,320 511,372
TotalEnergies SE 1,920 178,581
4,297,847
Paper & Forest Products -
0 .0% (c)
Mondi plc 1,200 12,363
Passenger Airlines -
0 .1%
ANA Holdings, Inc. 700 11,621
easyJet plc 720 3,440
International Consolidated Airlines
Group SA 6,441 32,594
Qantas Airways Ltd. 3,839 23,212
Ryanair Holdings plc 1,560 41,027
Singapore Airlines Ltd. 1,900 9,384
121,278
Personal Care Products -
0 .5%
Estee Lauder Cos., Inc. (The), Class
A 540 41,424
L'Oreal SA 540 231,873
Shiseido Co. Ltd.(a) 1,200 24,359
Unilever plc 3,700 216,042
513,698
Pharmaceuticals -
9 .7%
ALK-Abello A/S, Class B 105 3,930
Astellas Pharma, Inc. 6,300 89,733
AstraZeneca plc 3,240 614,085
Bayer AG (Registered) 1,080 48,205
Chugai Pharmaceutical Co. Ltd. 1,000 51,792
Eli Lilly & Co. 2,660 2,486,036
Galderma Group AG 400 83,780
Investments Shares Value
Pharmaceuticals
(continued)
GSK plc 8,020 $ 210,167
Haleon plc 16,260 75,123
Hikma Pharmaceuticals plc 20 380
Ipsen SA 76 14,888
Johnson & Johnson 15,060 3,461,541
Merck & Co., Inc. 10,360 1,131,105
Merck KGaA 240 30,983
Novartis AG (Registered) 5,200 770,641
Novo Nordisk A/S, Class B 3,680 157,279
Orion OYJ, Class B 282 22,726
Roche Holding AG 1,560 635,131
Sandoz Group AG 640 51,180
Sanofi SA 3,000 280,899
Santen Pharmaceutical Co. Ltd. 1,700 17,531
Shionogi & Co. Ltd. 4,000 80,916
UCB SA 120 32,545
Zoetis, Inc., Class A 1,420 163,257
10,513,853
Professional Services -
0 .7%
Adecco Group AG (Registered) 700 16,040
ALS Ltd. 1,192 18,237
Automatic Data Processing, Inc. 900 190,746
Broadridge Financial Solutions, Inc. 300 46,194
Bureau Veritas SA 751 22,958
Computershare Ltd. 1,140 24,735
Experian plc 580 21,193
Intertek Group plc 300 19,310
Randstad NV(a) 340 10,027
Recruit Holdings Co. Ltd. 3,200 149,131
RELX plc 3,360 122,453
SGS SA (Registered)(a) 394 42,642
Teleperformance SE 300 20,249
Wolters Kluwer NV 120 9,350
713,265
Real Estate Management & Development -
0 .4%
Castellum AB(a) 809 10,301
CBRE Group, Inc., Class A* 1,320 188,404
CK Asset Holdings Ltd. 3,000 18,711
CoStar Group, Inc.* 580 20,074
Daiwa House Industry Co. Ltd. 1,000 30,554
Mitsubishi Estate Co. Ltd. 2,100 59,420
Mitsui Fudosan Co. Ltd. 4,000 43,509
PSP Swiss Property AG (Registered) 60 11,976
Swiss Prime Site AG (Registered) 200 34,601
Tokyu Fudosan Holdings Corp. 1,600 13,656
Vonovia SE 1,840 49,449
Wihlborgs Fastigheter AB 546 4,810
485,465
Residential REITs -
0 .0% (c)
Essex Property Trust, Inc., REIT 100 26,321
Retail REITs -
0 .1%
Klepierre SA, REIT 651 26,316
Link REIT, REIT(a) 5,300 26,521

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 180
Investments Shares Value
COMMON STOCKS (continued)
Retail REITs
(continued)
Unibail-Rodamco-Westfield, REIT 380 $ 45,958
98,795
Semiconductors & Semiconductor Equipment -
18 .5%
Advanced Micro Devices, Inc.* 3,400 1,205,266
Advantest Corp. 2,100 378,711
ASM International NV 80 77,947
ASML Holding NV 480 688,289
ASMPT Ltd. 500 10,410
BE Semiconductor Industries NV(a) 120 34,797
Broadcom, Inc. 14,840 6,194,661
Entegris, Inc.(a) 540 76,345
Infineon Technologies AG 1,540 103,205
Intel Corp.* 10,420 984,481
Marvell Technology, Inc. 1,840 303,876
Micron Technology, Inc. 5,860 3,030,558
NVIDIA Corp. 27,261 5,440,478
NXP Semiconductors NV 720 211,385
ON Semiconductor Corp.* 980 98,794
QUALCOMM, Inc. 2,260 405,851
Renesas Electronics Corp. 8,000 163,977
Rohm Co. Ltd.(a) 900 19,516
STMicroelectronics NV 700 37,768
Teradyne, Inc. 480 164,866
Tokyo Electron Ltd. 1,700 481,561
20,112,742
Software -
6 .7%
Adobe, Inc.* 900 221,490
Atlassian Corp., Class A*(a) 680 46,641
Autodesk, Inc.* 940 222,780
Cadence Design Systems, Inc.* 580 191,162
Crowdstrike Holdings, Inc., Class A* 540 240,705
Dassault Systemes SE 1,020 22,847
Fortinet, Inc.* 2,040 171,993
Gen Digital, Inc. 1,080 20,833
HubSpot, Inc.* 120 26,611
Microsoft Corp. 12,460 5,080,939
Palo Alto Networks, Inc.* 2,620 469,818
Sage Group plc (The) 1,272 15,155
ServiceNow, Inc.* 3,380 298,488
Synopsys, Inc.* 400 193,040
Technology One Ltd.(a) 420 8,452
Temenos AG (Registered)(a) 80 7,560
Xero Ltd.* 100 5,755
7,244,269
Specialized REITs -
0 .6%
American Tower Corp., REIT 1,040 190,018
Equinix, Inc., REIT 300 324,849
Keppel DC REIT, REIT 2,696 4,975
VICI Properties, Inc., Class A, REIT 1,760 51,392
Weyerhaeuser Co., REIT 3,940 96,609
667,843
Investments Shares Value
Specialty Retail -
1 .2%
Auto1 Group SE*(b) 240 $ 5,104
H & M Hennes & Mauritz AB, Class B 1,680 29,889
Industria de Diseno Textil SA(a) 1,640 97,306
JB Hi-Fi Ltd.(a) 181 10,018
Kingfisher plc 3,203 12,465
Nitori Holdings Co. Ltd.(a) 700 9,901
Ross Stores, Inc. 660 150,341
TJX Cos., Inc. (The) 4,580 717,915
Tractor Supply Co. 1,380 48,438
Ulta Beauty, Inc.* 220 118,246
USS Co. Ltd. 2,200 23,796
Williams-Sonoma, Inc. 460 83,357
Zalando SE*(b) 414 10,213
ZOZO, Inc. 1,200 8,071
1,325,060
Technology Hardware, Storage & Peripherals -
5 .6%
Apple, Inc. 19,560 5,307,606
FUJIFILM Holdings Corp. 4,000 73,769
Hewlett Packard Enterprise Co. 7,060 203,116
HP, Inc. 3,100 64,666
Logitech International SA
(Registered) 280 27,476
Ricoh Co. Ltd. 1,700 14,282
Seiko Epson Corp. 1,100 14,717
Super Micro Computer, Inc.*(a) 2,280 62,472
Western Digital Corp. 672 291,997
6,060,101
Textiles, Apparel & Luxury Goods -
0 .8%
Asics Corp. 2,600 73,534
Brunello Cucinelli SpA(a) 20 1,942
Burberry Group plc* 1,216 19,131
Christian Dior SE 40 19,951
Hermes International SCA 48 91,413
Kering SA 160 43,666
LPP SA 1 6,028
Lululemon Athletica, Inc.* 340 46,818
LVMH Moet Hennessy Louis Vuitton
SE 680 360,070
Moncler SpA 329 19,775
Pandora A/S 180 13,671
PRADA SpA 2,000 8,859
Puma SE 608 18,529
Samsonite Group SA(b) 6,000 10,930
Swatch Group AG (The)(a) 80 18,490
Tapestry, Inc. 840 121,834
874,641
Trading Companies & Distributors -
0 .5%
AddTech AB, Class B 398 14,342
Bunzl plc 20 658
Diploma plc 229 21,596
DKSH Holding AG 40 3,048
Ferguson Enterprises, Inc. 980 262,356
IMCD NV(a) 140 16,447
Marubeni Corp. 2,600 100,745

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
181 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Trading Companies & Distributors
(continued)
Rexel SA 677 $ 28,399
Sojitz Corp. 399 14,921
Sunbelt Rentals Holdings, Inc. 960 72,060
Toyota Tsusho Corp.(a) 1,600 62,293
596,865
Transportation Infrastructure -
0 .2%
Aena SME SA(a)(b) 1,320 35,985
Aeroports de Paris SA 40 4,833
Auckland International Airport Ltd.(a) 4,143 20,123
Flughafen Zurich AG (Registered) 46 13,035
Getlink SE(a) 1,080 24,160
SATS Ltd. 2,300 5,960
Transurban Group 7,000 70,457
174,553
Water Utilities -
0 .2%
American Water Works Co., Inc. 720 92,463
Pennon Group plc 2,375 17,734
Severn Trent plc 820 36,425
United Utilities Group plc 1,512 29,935
176,557
Wireless Telecommunication Services -
0 .2%
Freenet AG 475 15,122
KDDI Corp. 6,000 98,880
Tele2 AB, Class B 1,093 22,381
Vodafone Group plc 42,260 67,331
203,714
Total Common Stocks
(Cost $74,776,206) 106,396,185
Number
of Rights
RIGHTS - 0 .0%
Health Care Equipment & Supplies - 0.0%
Hologic, Inc., CVR*‡
(Cost $–) 1,260 —
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 1 .6% (d)
REPURCHASE AGREEMENTS - 1 .6%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$1,492,919, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $17,353,904 $ 1,492,770 1,492,770
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$200,021, collateralized by
various Common Stocks; total
market value $225,151 $ 200,000 $ 200,000
1,692,770
Total Securities Lending Reinvestments
(Cost $1,692,770) 1,692,770
Total Investments - 99.6%
(Cost $76,468,976) 108,088,955
Other assets less liabilities - 0.4% 389,370
NET ASSETS - 100.0% $108,478,325
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $4,234,676, collateralized in
the form of cash with a value of $1,692,770 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,034,612 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – November 2, 2086 and
$1,687,517 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
February 15, 2056; a total value of $4,414,899.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $1,692,770.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
CVR — Contingent Value Rights
OYJ — Public Limited Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 182
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 33,463,706
Aggregate gross unrealized depreciation (1,958,213)
Net unrealized appreciation $ 31,505,493
Federal income tax cost $ 76,700,552
Futures Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
EURO STOXX 50 Index 6 06/19/2026 EUR $ 411,037 $ 8,655
MSCI EAFE Index 2 06/19/2026 USD 304,610 15,506
S&P 500 E-Mini Index 3 06/18/2026 USD 1,086,563 78,085
S&P 500 Micro E-Mini Index 6 06/18/2026 USD 217,312 16,300
$ 118,546
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
STOXX
®
Global ESG Select Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
AUD 15,000 Morgan Stanley USD 10,656 06/17/2026 $ 119
CHF 86,000 Citibank NA USD 110,024 06/17/2026 484
JPY 16,647,000 Citibank NA USD 105,289 06/17/2026 1,350
USD 22,143 Bank of Montreal CAD 30,000 06/17/2026 60
USD 149,674 UBS AG CHF 116,000 06/17/2026 617
Total unrealized appreciation $ 2,630
USD 109,249 Bank of Montreal DKK 704,000 06/17/2026 $ (1,554)
USD 165,876 Toronto-Dominion Bank (The) EUR 143,000 06/17/2026 (2,221)
USD 129,268 Morgan Stanley SEK 1,196,000 06/17/2026 (311)
Total unrealized depreciation $ (4,086)
Net unrealized depreciation $ (1,456)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
JPY — Japanese Yen
SEK — Swedish Krona
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global ESG Select Index Fund (cont.)
183 FLEXSHARES SEMIANNUAL REPORT
FlexShares® STOXX® Global ESG Select Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 2 .9%
Austria 0 .1
Belgium 0 .2
Brazil 0 .1
Canada 2 .2
Chile 0 .0
†
China 0 .1
Denmark 0 .5
Finland 0 .3
France 2 .9
Germany 1 .4
Hong Kong 0 .2
Ireland 0 .1
Italy 0 .9
Japan 5 .9
Luxembourg 0 .1
Netherlands 1 .3
New Zealand 0 .1
Norway 0 .2
Poland 0 .0
†
Portugal 0 .1
Singapore 0 .3
South Africa 0 .1
South Korea 0 .0
†
Spain 1 .8
Sweden 0 .9
Switzerland 1 .5
United Kingdom 3 .6
United States 70 .2
Other
1
2 .0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .0%
Rights –
Securities Lending Reinvestments 1 .6
Others
(1)
0 .4
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 184
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
ESG & Climate US Large Cap Core Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .0%
Aerospace & Defense -
0 .8%
Axon Enterprise, Inc.* 627 $ 251,904
Carpenter Technology Corp. 399 170,852
FTAI Aviation Ltd. 684 170,774
Rocket Lab Corp.* 3,477 286,887
880,417
Automobiles -
2 .4%
Rivian Automotive, Inc., Class A* 1,596 26,175
Tesla, Inc.* 6,783 2,588,596
2,614,771
Banks -
3 .4%
Bank of America Corp. 9,633 514,980
Citigroup, Inc. 7,068 904,563
Fifth Third Bancorp 627 31,826
JPMorgan Chase & Co. 7,239 2,267,472
3,718,841
Beverages -
0 .6%
Keurig Dr Pepper, Inc. 10,944 321,754
PepsiCo, Inc. 2,166 343,289
665,043
Biotechnology -
1 .1%
AbbVie, Inc. 57 12,045
Amgen, Inc. 3,021 1,046,021
Gilead Sciences, Inc. 969 126,784
1,184,850
Broadline Retail -
5 .1%
Amazon.com, Inc.* 19,608 5,197,297
eBay, Inc. 3,876 401,088
5,598,385
Building Products -
1 .2%
Johnson Controls International plc 4,788 699,192
Trane Technologies plc 1,311 645,720
1,344,912
Capital Markets -
3 .8%
Bank of New York Mellon Corp. (The) 5,985 804,204
BlackRock, Inc. 419 446,486
Goldman Sachs Group, Inc. (The) 1,254 1,158,408
Moody's Corp. 855 394,882
Morgan Stanley 2,850 543,182
MSCI, Inc., Class A 513 303,393
S&P Global, Inc. 513 221,221
State Street Corp. 2,394 365,899
4,237,675
Chemicals -
1 .2%
Ecolab, Inc. 2,166 564,460
Investments Shares Value
Chemicals
(continued)
International Flavors & Fragrances,
Inc. 2,166 $ 152,053
Sherwin-Williams Co. (The) 1,995 641,612
1,358,125
Commercial Services & Supplies -
1 .1%
Cintas Corp. 3,078 537,757
Republic Services, Inc., Class A 741 155,032
Waste Management, Inc. 2,280 530,214
1,223,003
Communications Equipment -
1 .4%
Cisco Systems, Inc. 17,043 1,559,434
Construction & Engineering -
0 .6%
AECOM 1,140 95,874
Quanta Services, Inc. 855 622,243
718,117
Consumer Finance -
0 .0% (a)
American Express Co. 171 55,242
Consumer Staples Distribution & Retail -
2 .6%
Kroger Co. (The)(b) 5,415 368,599
Sysco Corp. 4,161 310,868
Target Corp. 3,876 502,911
Walmart, Inc. 13,224 1,744,643
2,927,021
Containers & Packaging -
0 .1%
Avery Dennison Corp. 684 112,128
Diversified Telecommunication Services -
1 .2%
AST SpaceMobile, Inc., Class A*(b) 513 37,911
Comcast Corp., Class A 30,381 821,502
Verizon Communications, Inc. 9,348 448,984
1,308,397
Electric Utilities -
1 .3%
Edison International 3,306 229,734
Eversource Energy 3,135 221,645
NextEra Energy, Inc. 6,384 624,866
PG&E Corp. 18,810 312,622
1,388,867
Electrical Equipment -
1 .3%
Emerson Electric Co. 4,788 672,427
GE Vernova, Inc. 285 308,786
Hubbell, Inc., Class B 456 231,726
nVent Electric plc 1,368 195,487
1,408,426
Electronic Equipment, Instruments & Components -
0 .3%
Jabil, Inc. 912 307,791

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
185 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Energy Equipment & Services -
1 .1%
Baker Hughes Co., Class A 7,239 $ 504,341
Halliburton Co. 6,042 255,577
SLB Ltd. 7,125 405,270
1,165,188
Entertainment -
0 .6%
Electronic Arts, Inc. 1,311 265,307
Netflix, Inc.* 1,083 101,380
TKO Group Holdings, Inc., Class A 399 74,250
Walt Disney Co. (The) 798 82,792
Warner Bros Discovery, Inc.* 6,384 172,687
696,416
Financial Services -
4 .0%
Berkshire Hathaway, Inc., Class B* 1,083 512,909
Fiserv, Inc.* 4,218 264,258
Global Payments, Inc. 2,109 151,764
Mastercard, Inc., Class A 2,793 1,404,655
PayPal Holdings, Inc. 7,638 382,969
Visa, Inc., Class A 5,244 1,729,681
4,446,236
Food Products -
0 .4%
Mondelez International, Inc., Class A 7,296 448,266
Ground Transportation -
1 .5%
CSX Corp. 14,136 642,199
Norfolk Southern Corp. 1,881 594,076
Union Pacific Corp. 1,596 430,090
1,666,365
Health Care Equipment & Supplies -
1 .6%
Abbott Laboratories 8,721 791,780
Becton Dickinson & Co. 1,140 169,906
Medtronic plc 9,861 798,445
Stryker Corp. 171 53,887
1,814,018
Health Care Providers & Services -
2 .0%
Cigna Group (The) 2,280 662,523
CVS Health Corp. 10,773 897,283
Elevance Health, Inc. 1,881 708,046
2,267,852
Health Care REITs -
0 .2%
Ventas, Inc., REIT 3,135 275,441
Hotels, Restaurants & Leisure -
1 .7%
Airbnb, Inc., Class A* 3,648 512,033
Booking Holdings, Inc. 5,041 848,703
Expedia Group, Inc. 1,026 254,828
Las Vegas Sands Corp. 2,850 155,638
Restaurant Brands International, Inc. 1,653 133,364
1,904,566
Investments Shares Value
Household Durables -
0 .1%
PulteGroup, Inc. 1,140 $ 139,490
Household Products -
0 .8%
Church & Dwight Co., Inc. 2,052 199,167
Clorox Co. (The) 1,083 104,444
Colgate-Palmolive Co. 6,555 559,535
863,146
Industrial REITs -
0 .9%
Prologis, Inc., REIT 6,840 971,417
Insurance -
0 .9%
Arch Capital Group Ltd.* 3,192 301,516
Hartford Insurance Group, Inc. (The) 2,394 327,523
MetLife, Inc. 4,845 388,085
Travelers Cos., Inc. (The) 57 17,393
1,034,517
Interactive Media & Services -
9 .2%
Alphabet, Inc., Class A 11,115 4,277,052
Alphabet, Inc., Class C 9,519 3,635,687
Meta Platforms, Inc., Class A 3,705 2,267,126
10,179,865
IT Services -
1 .1%
Cognizant Technology Solutions
Corp., Class A 4,104 217,101
GoDaddy, Inc., Class A* 1,254 108,835
International Business Machines
Corp. 3,819 882,113
1,208,049
Life Sciences Tools & Services -
0 .1%
Illumina, Inc.* 1,311 166,156
Machinery -
1 .6%
Caterpillar, Inc. 1,197 1,065,462
CNH Industrial NV 6,726 72,035
Cummins, Inc. 285 191,238
Ingersoll Rand, Inc. 3,420 273,121
Xylem, Inc. 1,197 141,438
1,743,294
Metals & Mining -
0 .4%
Agnico Eagle Mines Ltd. 627 118,008
Anglogold Ashanti plc 1,539 144,250
Newmont Corp. 1,425 158,303
420,561
Multi-Utilities -
0 .4%
Consolidated Edison, Inc. 3,021 336,811
Public Service Enterprise Group, Inc. 1,254 102,402
Sempra 228 21,687
460,900
Oil, Gas & Consumable Fuels -
2 .6%
ConocoPhillips 7,353 924,860
Devon Energy Corp. 5,130 263,528

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 186
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
Exxon Mobil Corp. 741 $ 114,358
Occidental Petroleum Corp. 6,270 379,837
ONEOK, Inc. 5,358 495,401
Phillips 66 171 30,635
Valero Energy Corp. 2,622 662,265
2,870,884
Personal Care Products -
0 .1%
Estee Lauder Cos., Inc. (The), Class
A 1,995 153,036
Pharmaceuticals -
3 .6%
Bristol-Myers Squibb Co. 3,705 224,486
Eli Lilly & Co. 399 372,905
Johnson & Johnson 7,239 1,663,884
Merck & Co., Inc. 9,177 1,001,945
Pfizer, Inc. 27,930 745,731
4,008,951
Professional Services -
1 .1%
Automatic Data Processing, Inc. 3,477 736,915
Broadridge Financial Solutions, Inc. 1,026 157,984
Paychex, Inc. 399 36,959
Paycom Software, Inc. 228 28,901
Verisk Analytics, Inc., Class A 1,197 220,835
1,181,594
Real Estate Management & Development -
0 .1%
Zillow Group, Inc., Class C* 1,368 60,739
Residential REITs -
0 .2%
AvalonBay Communities, Inc., REIT 1,197 219,051
Semiconductors & Semiconductor Equipment -
15 .4%
Advanced Micro Devices, Inc.* 1,824 646,590
Applied Materials, Inc. 969 382,261
Broadcom, Inc. 6,384 2,664,873
First Solar, Inc.* 855 172,616
Intel Corp.* 24,111 2,278,007
KLA Corp. 57 99,770
Lam Research Corp. 1,710 440,941
Micron Technology, Inc. 2,109 1,090,690
NVIDIA Corp. 45,657 9,111,768
NXP Semiconductors NV 399 117,142
17,004,658
Software -
7 .9%
Adobe, Inc.* 2,451 603,191
Autodesk, Inc.* 1,824 432,288
Cadence Design Systems, Inc.* 2,280 751,465
Fortinet, Inc.* 5,301 446,928
Microsoft Corp. 13,680 5,578,431
Oracle Corp. 798 128,789
Salesforce, Inc. 2,508 442,737
Investments Shares Value
Software
(continued)
ServiceNow, Inc.* 3,762 $ 332,222
8,716,051
Specialized REITs -
0 .8%
Equinix, Inc., REIT 832 900,915
Specialty Retail -
0 .9%
Best Buy Co., Inc. 1,710 103,438
Home Depot, Inc. (The) 684 224,899
Lowe's Cos., Inc. 342 81,666
Tractor Supply Co. 4,503 158,055
Ulta Beauty, Inc.* 399 214,455
Williams-Sonoma, Inc. 1,026 185,922
968,435
Technology Hardware, Storage & Peripherals -
7 .7%
Apple, Inc. 27,588 7,486,004
Dell Technologies, Inc., Class C 2,565 535,957
Hewlett Packard Enterprise Co. 10,944 314,859
HP, Inc.(b) 8,265 172,408
NetApp, Inc. 171 18,941
8,528,169
Textiles, Apparel & Luxury Goods -
0 .3%
Amer Sports, Inc.* 1,368 47,976
Lululemon Athletica, Inc.* 912 125,582
Ralph Lauren Corp., Class A 342 122,655
296,213
Trading Companies & Distributors -
0 .0% (a)
QXO, Inc.*(b) 1,083 21,736
Water Utilities -
0 .2%
American Water Works Co., Inc. 1,653 212,278
Total Common Stocks
(Cost $95,039,326) 109,625,898
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .2% (c)
REPURCHASE AGREEMENTS - 0 .2%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$162,868, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $1,893,195 $ 162,851 162,851

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
187 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$10,001, collateralized by various
Common Stocks; total market
value $11,417 $ 10,000 $ 10,000
172,851
Total Securities Lending Reinvestments
(Cost $172,851) 172,851
SHORT-TERM INVESTMENTS - 0 .1% (d) (e)
U.S. TREASURY OBLIGATIONS - 0 .1%
U.S. Treasury Bills
3.65%, 10/15/2026
(Cost $80,636) 82,000 80,633
Total Investments - 99.3%
(Cost $95,292,813) 109,879,382
Other assets less liabilities - 0.7% 788,548
NET ASSETS - 100.0% $110,667,930
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $540,904, collateralized in the form of
cash with a value of $172,851 that was reinvested in the
securities shown in the Securities Lending Reinvestment
section of the Schedule of Investments and $368,589
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.13%,
and maturity dates ranging from May 28, 2026 –
February 15, 2056; a total value of $541,440.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $172,851.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of April 30,
2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate US Large Cap Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 188
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,561,999
Aggregate gross unrealized depreciation (3,898,411)
Net unrealized appreciation $ 14,663,588
Federal income tax cost $ 95,292,633
Futures Contracts
FlexShares
®
ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 Micro E-Mini Index 28 06/18/2026 USD $ 1,014,125 $ 76,839
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .0%
Securities Lending Reinvestments 0 .2
Short-Term Investments 0 .1
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

189 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .7%
Air Freight & Logistics -
0 .7%
Deutsche Post AG 9,486 $ 560,606
Automobile Components -
0 .5%
Bridgestone Corp.(a) 19,300 402,122
Automobiles -
1 .0%
Dr Ing hc F Porsche AG (Preference)
(b) 1,020 49,356
Honda Motor Co. Ltd. 10,200 82,437
Mercedes-Benz Group AG 5,100 296,645
Nissan Motor Co. Ltd.* 35,700 81,103
Renault SA 918 32,058
Toyota Motor Corp. 11,100 214,130
755,729
Banks -
16 .1%
ABN AMRO Bank NV, CVA(b) 7,497 260,225
Banco Bilbao Vizcaya Argentaria SA 38,148 841,738
Banco Santander SA 59,772 727,799
Bank of Montreal 969 147,254
Barclays plc 58,395 342,356
BNP Paribas SA 2,193 229,544
Canadian Imperial Bank of
Commerce 9,384 1,044,988
Commonwealth Bank of Australia 10,200 1,273,499
Danske Bank A/S 8,109 416,646
DBS Group Holdings Ltd. 1,100 50,528
HSBC Holdings plc 38,862 712,375
ING Groep NV 30,447 884,146
Intesa Sanpaolo SpA 132,090 894,826
KBC Group NV 3,825 508,143
Mediobanca Banca di Credito
Finanziario SpA 1,887 43,928
Mitsubishi UFJ Financial Group, Inc. 48,200 866,465
Mizuho Financial Group, Inc. 4,200 180,163
National Australia Bank Ltd. 3,009 86,273
National Bank of Canada 1,938 291,946
NatWest Group plc 16,983 135,049
Royal Bank of Canada 8,007 1,437,213
Standard Chartered plc 18,717 473,777
Svenska Handelsbanken AB, Class A 24,582 346,867
UniCredit SpA 714 54,960
Westpac Banking Corp.(a) 13,923 385,383
12,636,091
Beverages -
1 .1%
Asahi Group Holdings Ltd. 25,500 251,900
Diageo plc 23,664 473,012
Heineken NV(a) 1,377 106,836
831,748
Biotechnology -
0 .5%
CSL Ltd. 2,805 250,812
Investments Shares Value
Biotechnology
(continued)
Swedish Orphan Biovitrum AB* 3,162 $ 146,208
397,020
Broadline Retail -
1 .0%
Dollarama, Inc. 2,754 351,256
Next plc 1,938 340,900
Rakuten Group, Inc.* 25,500 123,542
815,698
Building Products -
1 .1%
Cie de Saint-Gobain SA 7,089 645,635
Kingspan Group plc 2,601 239,969
885,604
Capital Markets -
4 .0%
3i Group plc 13,668 475,834
Brookfield Asset Management Ltd.,
Class A(a) 3,213 154,052
Daiwa Securities Group, Inc.(a) 22,000 206,024
Deutsche Boerse AG 510 156,504
EQT AB 8,262 264,865
Hong Kong Exchanges & Clearing
Ltd. 13,600 715,959
IGM Financial, Inc.(a) 1,428 79,452
London Stock Exchange Group plc 153 19,855
Macquarie Group Ltd. 2,703 456,836
Nomura Holdings, Inc. 51,000 408,931
SBI Holdings, Inc. 5,100 102,810
Schroders plc 11,934 94,056
3,135,178
Chemicals -
2 .7%
Akzo Nobel NV(a) 2,856 167,110
Asahi Kasei Corp. 10,200 99,914
Givaudan SA (Registered) 153 544,856
Nippon Paint Holdings Co. Ltd.(a) 10,200 64,394
Nitto Denko Corp. 11,200 214,237
Novonesis Novozymes B, Class B 5,151 316,090
Shin-Etsu Chemical Co. Ltd. 300 13,872
Sika AG (Registered) 2,550 468,557
Symrise AG, Class A 2,193 193,555
Toray Industries, Inc. 5,100 36,483
2,119,068
Commercial Services & Supplies -
1 .2%
Brambles Ltd. 18,258 297,055
Dai Nippon Printing Co. Ltd. 5,100 96,594
Rentokil Initial plc 42,126 282,608
Secom Co. Ltd. 6,500 238,091
TOPPAN Holdings, Inc. 600 17,804
932,152
Communications Equipment -
0 .8%
Nokia OYJ 49,776 619,223

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 190
Investments Shares Value
COMMON STOCKS (continued)
Construction & Engineering -
0 .2%
WSP Global, Inc. 1,020 $ 169,363
Consumer Staples Distribution & Retail -
2 .1%
Carrefour SA 9,741 193,682
Jeronimo Martins SGPS SA 4,590 110,163
Loblaw Cos. Ltd. 2,958 136,088
Tesco plc 107,508 704,214
Woolworths Group Ltd. 20,298 501,862
1,646,009
Diversified REITs -
0 .2%
CapitaLand Integrated Commercial
Trust, REIT 86,700 160,663
Diversified Telecommunication Services -
1 .5%
Deutsche Telekom AG (Registered) 17,136 554,195
Singapore Telecommunications Ltd. 20,400 73,524
Swisscom AG (Registered)(a) 438 370,484
Telefonica SA 21,267 96,247
TELUS Corp. 8,823 110,263
1,204,713
Electric Utilities -
2 .2%
EDP SA 52,173 284,159
Enel SpA 40,749 474,373
Iberdrola SA 29,274 685,080
Terna - Rete Elettrica Nazionale 23,613 283,917
1,727,529
Electrical Equipment -
4 .2%
Legrand SA 2,193 390,505
Mitsubishi Electric Corp. 4,200 167,003
Schneider Electric SE 3,723 1,173,047
Siemens Energy AG 5,049 1,069,527
Vestas Wind Systems A/S 16,779 514,030
3,314,112
Electronic Equipment, Instruments & Components -
1 .9%
Celestica, Inc.*(a) 1,938 794,052
Murata Manufacturing Co. Ltd. 8,400 276,381
TDK Corp. 22,400 413,179
1,483,612
Energy Equipment & Services -
0 .3%
Tenaris SA 6,426 205,260
Entertainment -
0 .0% (c)
Toho Co. Ltd. 2,000 18,589
Financial Services -
0 .2%
Mitsubishi HC Capital, Inc. 15,300 138,984
Food Products -
1 .2%
Nestle SA (Registered) 9,027 912,454
Investments Shares Value
Gas Utilities -
0 .0% (c)
Hong Kong & China Gas Co. Ltd. 20,000 $ 18,459
Ground Transportation -
1 .6%
Canadian National Railway Co. 7,344 823,212
Central Japan Railway Co. 8,500 203,082
East Japan Railway Co. 5,100 110,263
MTR Corp. Ltd. 25,500 108,592
1,245,149
Health Care Equipment & Supplies -
1 .1%
Alcon AG 204 15,187
Koninklijke Philips NV 13,005 341,571
Olympus Corp. 6,900 68,095
Siemens Healthineers AG(b) 5,610 229,539
Sonova Holding AG (Registered) 867 189,796
844,188
Hotels, Restaurants & Leisure -
1 .0%
Amadeus IT Group SA 7,497 430,924
Galaxy Entertainment Group Ltd. 17,000 71,960
Oriental Land Co. Ltd.(a) 15,300 213,676
Sands China Ltd. 40,800 84,998
801,558
Household Durables -
1 .0%
Panasonic Holdings Corp. 6,400 130,814
Sekisui House Ltd.(a) 6,500 141,444
Sony Group Corp. 26,700 530,405
802,663
Household Products -
0 .7%
Henkel AG & Co. KGaA (Preference) 2,703 196,904
Reckitt Benckiser Group plc 5,630 357,882
554,786
Independent Power and Renewable Electricity Producers
-
0 .4%
EDP Renovaveis SA*(a) 5,151 85,681
Orsted A/S*(b) 8,721 233,218
318,899
Industrial Conglomerates -
2 .8%
Hitachi Ltd. 31,600 984,469
Siemens AG (Registered) 4,131 1,223,824
2,208,293
Industrial REITs -
0 .3%
Segro plc, REIT 21,879 206,625
Insurance -
6 .9%
Aegon Ltd. 8,262 68,075
AIA Group Ltd. 32,800 356,105
Allianz SE (Registered) 1,785 814,525
ASR Nederland NV 1,581 119,732
Aviva plc 50,796 430,435
AXA SA 8,364 401,678
Japan Post Holdings Co. Ltd. 15,300 177,990
Manulife Financial Corp. 22,440 880,553

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
191 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Insurance
(continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 408 $ 244,471
QBE Insurance Group Ltd. 19,227 308,811
Sompo Holdings, Inc. 13,000 480,910
Swiss Re AG 1,326 213,554
Tokio Marine Holdings, Inc. 700 32,171
Zurich Insurance Group AG 1,326 922,037
5,451,047
Interactive Media & Services -
0 .1%
LY Corp. 45,900 120,766
IT Services -
1 .6%
Capgemini SE 2,550 308,102
CGI, Inc. 3,213 209,880
Fujitsu Ltd. 29,000 588,494
Nomura Research Institute Ltd. 6,200 163,877
Shopify, Inc., Class A* 255 30,890
1,301,243
Leisure Products -
0 .1%
Shimano, Inc.(a) 1,100 115,226
Machinery -
1 .9%
Atlas Copco AB, Class A(a) 12,750 240,064
Daifuku Co. Ltd. 1,800 77,879
Daimler Truck Holding AG 867 43,672
Epiroc AB, Class A 6,732 191,804
GEA Group AG 2,448 167,559
Komatsu Ltd. 3,500 146,450
Kone OYJ, Class B 2,703 171,855
Kubota Corp. 15,300 249,264
SKF AB, Class B(a) 5,661 140,486
Volvo AB, Class B(a) 1,428 49,252
Weir Group plc (The) 1,479 53,339
1,531,624
Media -
0 .3%
Publicis Groupe SA 2,856 265,941
Metals & Mining -
3 .2%
Anglo American plc 10,200 497,098
Antofagasta plc 765 36,898
BHP Group Ltd. 2,805 108,335
Evolution Mining Ltd.(a) 11,832 101,229
Fortescue Ltd.(a) 6,987 98,708
Fresnillo plc 2,040 89,676
Kinross Gold Corp. 17,289 522,696
Northern Star Resources Ltd. 22,950 346,498
Rio Tinto Ltd.(a) 459 55,242
Wheaton Precious Metals Corp. 5,559 700,766
2,557,146
Multi-Utilities -
0 .4%
National Grid plc 18,309 326,465
Investments Shares Value
Oil, Gas & Consumable Fuels -
5 .4%
Enbridge, Inc. 18,870 $ 1,044,498
ENEOS Holdings, Inc. 35,700 300,832
Imperial Oil Ltd.(a) 816 109,088
Pembina Pipeline Corp. 6,324 293,782
Repsol SA 17,544 468,812
Shell plc 28,458 1,286,169
TC Energy Corp. 1,071 71,667
TotalEnergies SE 6,936 645,125
4,219,973
Passenger Airlines -
0 .1%
International Consolidated Airlines
Group SA 14,484 73,294
Personal Care Products -
1 .3%
Kao Corp.(a) 7,500 279,219
L'Oreal SA 1,683 722,672
1,001,891
Pharmaceuticals -
8 .2%
Astellas Pharma, Inc. 25,500 363,205
AstraZeneca plc 6,426 1,217,935
Daiichi Sankyo Co. Ltd. 10,200 168,487
GSK plc 13,362 350,157
Novartis AG (Registered) 8,007 1,186,639
Novo Nordisk A/S, Class B 13,107 560,177
Roche Holding AG 663 269,931
Sanofi SA 8,007 749,718
Takeda Pharmaceutical Co. Ltd. 16,500 554,896
Teva Pharmaceutical Industries
Ltd.*(a) 13,974 491,337
UCB SA 1,989 539,435
6,451,917
Professional Services -
2 .3%
Computershare Ltd. 816 17,705
Recruit Holdings Co. Ltd. 14,000 652,449
RELX plc 25,143 916,320
Wolters Kluwer NV 2,958 230,470
1,816,944
Real Estate Management & Development -
0 .7%
CK Asset Holdings Ltd. 9,000 56,134
Mitsubishi Estate Co. Ltd. 17,200 486,678
542,812
Retail REITs -
0 .6%
Scentre Group, REIT 77,418 206,497
Unibail-Rodamco-Westfield, REIT 2,040 246,721
453,218
Semiconductors & Semiconductor Equipment -
3 .6%
Advantest Corp. 3,900 703,322
ASML Holding NV 1,428 2,047,661
Tokyo Electron Ltd. 300 84,981
2,835,964

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 192
Investments Shares Value
COMMON STOCKS (continued)
Software -
1 .3%
SAP SE 5,304 $ 905,280
Xero Ltd.* 2,091 120,326
1,025,606
Specialty Retail -
1 .1%
Fast Retailing Co. Ltd. 600 281,765
Industria de Diseno Textil SA(a) 10,251 608,221
889,986
Technology Hardware, Storage & Peripherals -
0 .1%
Canon, Inc.(a) 2,300 58,812
Textiles, Apparel & Luxury Goods -
1 .4%
Asics Corp. 5,100 144,241
Cie Financiere Richemont SA
(Registered) 1,071 203,367
Hermes International SCA 69 131,407
Kering SA 1,020 278,368
LVMH Moet Hennessy Louis Vuitton
SE 663 351,068
1,108,451
Trading Companies & Distributors -
1 .3%
Bunzl plc 5,304 174,562
Ferguson Enterprises, Inc. 255 68,266
ITOCHU Corp. 61,200 756,872
999,700
Transportation Infrastructure -
1 .0%
Aena SME SA(a)(b) 6,630 180,745
Getlink SE(a) 4,896 109,524
Transurban Group 46,002 463,024
753,293
Water Utilities -
0 .4%
Severn Trent plc 4,539 201,626
United Utilities Group plc 5,559 110,060
311,686
Wireless Telecommunication Services -
1 .8%
SoftBank Corp. 479,400 678,848
SoftBank Group Corp. 7,400 246,454
Vodafone Group plc 295,341 470,553
1,395,855
Total Common Stocks
(Cost $61,169,269) 77,681,007
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .0% (d)
REPURCHASE AGREEMENTS - 1 .0%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$768,943, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $8,938,300 $ 768,866 $ 768,866
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$10,001, collateralized by various
Common Stocks; total market
value $11,417 10,000 10,000
778,866
Total Securities Lending Reinvestments
(Cost $778,866) 778,866
Total Investments - 99.7%
(Cost $61,948,135) 78,459,873
Other assets less liabilities - 0.3% 219,092
NET ASSETS - 100.0% $78,678,965
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $4,609,959, collateralized in
the form of cash with a value of $778,866 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $1,078,660 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – November 2, 2086 and
$2,929,799 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
November 15, 2055; a total value of $4,787,325.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $778,866.
Percentages shown are based on Net Assets.
Abbreviations
CVA — Dutch Certification
OYJ — Public Limited Company

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
193 FLEXSHARES SEMIANNUAL REPORT
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 19,906,546
Aggregate gross unrealized depreciation (3,698,247)
Net unrealized appreciation $ 16,208,299
Federal income tax cost $ 62,282,065
Futures Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE Index 5 06/19/2026 USD $ 761,525 $ 34,177
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 84,975 UBS AG CHF 65,857 06/17/2026 $ 350
USD 21,312 BNP Paribas SA NZD 36,099 06/17/2026 26
USD 18,994 BNP Paribas SA SGD 24,000 06/17/2026 88
Total unrealized appreciation $ 464
CAD 36,291 Bank of Montreal USD 26,786 06/17/2026 $ (72)
HKD 68,972 Bank of Montreal USD 8,851 06/17/2026 (32)
USD 14,258 Morgan Stanley AUD 20,070 06/17/2026 (159)
USD 18,102 Toronto-Dominion Bank (The) EUR 15,606 06/17/2026 (242)
USD 8,047 Toronto-Dominion Bank (The) GBP 6,011 06/17/2026 (121)
USD 92,212 Citigroup Global Markets, Inc. JPY 14,617,000 06/17/2026 (1,423)
USD 102,269 JPMorgan Chase Bank NA JPY 16,120,090 06/17/2026 (995)
USD 26,597 Morgan Stanley NOK 257,473 06/17/2026 (1,067)
USD 16,450 Morgan Stanley SEK 152,201 06/17/2026 (39)
Total unrealized depreciation $ (4,150)
Net unrealized depreciation $ (3,686)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Developed Markets ex-US Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 194
Abbreviations: (continued)
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
FlexShares® ESG & Climate Developed Markets ex-US Core Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 6 .3%
Belgium 1 .3
Canada 11 .9
Denmark 2 .6
Finland 1 .0
France 8 .7
Germany 8 .5
Hong Kong 1 .8
Ireland 0 .3
Israel 0 .6
Italy 2 .5
Japan 19 .1
Netherlands 5 .4
New Zealand 0 .2
Portugal 0 .6
Singapore 0 .4
Spain 5 .1
Sweden 1 .8
Switzerland 6 .7
United Kingdom 13 .9
Other
1
1 .3
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .7%
Securities Lending Reinvestments 1 .0
Others
(1)
0 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

195 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.2%
Building Products -
0.6%
Simpson Manufacturing Co., Inc.(a) 131,088 $ 25,002,414
UFP Industries, Inc. 199,363 17,840,995
42,843,409
Chemicals -
17.0%
Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A* 638,500 5,050,145
CF Industries Holdings, Inc. 996,815 123,804,423
Corteva, Inc. 4,626,314 374,777,697
ICL Group Ltd.(a) 6,570,786 35,256,085
K+S AG (Registered) 1,679,565 31,444,611
Mosaic Co. (The) 2,250,344 52,365,505
Nutrien Ltd. 4,773,788 362,128,875
PhosAgro PJSC*‡ 308,581 —
PI Industries Ltd. 1,070,552 34,455,727
Qinghai Salt Lake Industry Co. Ltd.,
Class A* 4,096,500 23,552,784
SABIC Agri-Nutrients Co. 2,192,993 85,193,729
UPL Ltd. 6,458,815 43,677,448
Yara International ASA 1,641,331 95,100,016
Yunnan Yuntianhua Co. Ltd., Class A 1,540,500 8,156,006
1,274,963,051
Containers & Packaging -
0.2%
Klabin SA 4,096,500 14,371,953
Food Products -
11.5%
Archer-Daniels-Midland Co. 3,271,738 243,875,351
Bakkafrost P/F 546,200 27,126,223
Bunge Global SA 972,236 123,542,028
Cal-Maine Foods, Inc.(a) 300,410 23,209,677
Charoen Pokphand Foods PCL,
NVDR 37,141,600 21,990,425
Charoen Pokphand Indonesia Tbk.
PT 92,854,000 21,510,372
Golden Agri-Resources Ltd. 64,178,500 15,873,917
Jiangxi Zhengbang Technology Co.
Ltd., Class A* 6,827,500 3,466,877
Mowi ASA 4,839,332 106,851,718
Muyuan Foods Co. Ltd., Class A 4,096,500 26,795,863
New Hope Liuhe Co. Ltd., Class A 3,550,300 4,535,515
PPB Group Bhd. 7,373,700 21,388,650
QL Resources Bhd. 26,217,600 25,085,454
Salmar ASA 781,066 46,934,824
Tyson Foods, Inc., Class A 2,045,519 131,056,402
United Plantations Bhd. 2,731,000 21,825,995
865,069,291
Industrial Conglomerates -
1.5%
Industries Qatar QSC 33,146,147 108,787,821
Investments Shares Value
Metals & Mining -
27.3%
Agnico Eagle Mines Ltd. 796,478 $ 149,470,557
Alamos Gold, Inc., Class A 631,596 25,150,616
Anglo American plc 1,796,998 87,576,976
Antofagasta plc 573,510 27,661,753
Barrick Mining Corp. 2,621,760 102,801,654
BHP Group Ltd.(a) 8,072,836 311,789,023
Boliden AB(a) 475,194 24,658,788
Evolution Mining Ltd.(a) 3,402,826 29,112,895
First Quantum Minerals Ltd.* 1,201,640 29,363,417
Fortescue Ltd.(a) 2,526,175 35,688,203
Franco-Nevada Corp. 276,416 63,642,088
Freeport-McMoRan, Inc. 1,846,156 106,670,894
Glencore plc 14,375,984 110,918,628
GMK Norilskiy Nickel PAO*‡ 4,615,800 —
GMK Norilskiy Nickel PAO, ADR*‡ 1,231,473 —
Gold Fields Ltd. 1,447,430 61,710,788
Grupo Mexico SAB de CV, Series B 5,188,900 56,653,591
Hindalco Industries Ltd. 2,053,712 22,459,897
Kinross Gold Corp. 1,922,624 58,126,499
Lundin Mining Corp.(a) 1,196,178 30,636,077
Newmont Corp.(a) 1,381,886 153,513,716
Northern Star Resources Ltd. 2,452,438 37,026,786
Pan American Silver Corp. 674,557 35,227,031
Rio Tinto plc 1,679,565 167,701,707
Royal Gold, Inc.(a) 98,316 22,944,988
Saudi Arabian Mining Co.* 1,846,156 32,291,117
Teck Resources Ltd., Class B 740,101 43,119,542
Vale SA 5,766,900 93,962,135
Valterra Platinum Ltd. 314,065 25,106,394
Wheaton Precious Metals Corp.(a) 707,329 89,165,755
Zijin Mining Group Co. Ltd., Class A 2,457,900 11,977,211
2,046,128,726
Oil, Gas & Consumable Fuels -
32.2%
BP plc 17,087,867 135,557,473
Cameco Corp.(a) 600,820 73,708,709
Canadian Natural Resources Ltd. 2,291,309 109,153,241
Cenovus Energy, Inc.(a) 1,570,325 45,848,737
Chevron Corp. 1,463,816 282,970,271
China Petroleum & Chemical Corp.,
Class H(a) 30,082,000 17,702,635
ConocoPhillips 961,312 120,913,823
Coterra Energy, Inc. 600,820 21,575,446
Devon Energy Corp.(a) 461,539 23,709,258
Diamondback Energy, Inc.(a) 142,012 29,201,928
Eni SpA(a) 2,242,151 63,123,726
EOG Resources, Inc. 412,381 57,968,397
EQT Corp. 491,580 29,534,126
Equinor ASA 811,107 32,417,774
Expand Energy Corp. 182,977 18,691,101
Exxon Mobil Corp. 2,408,742 371,741,153
Gazprom PJSC*‡ 15,937,700 —
Imperial Oil Ltd.(a) 169,322 22,635,979
Inpex Corp.(a) 983,600 26,048,563

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 196
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels
(continued)
LUKOIL PJSC*‡ 214,305 $ —
LUKOIL PJSC, ADR*‡ 269,035 —
Novatek PJSC*‡ 1,237,715 —
Occidental Petroleum Corp.(a) 507,966 30,772,580
ORLEN SA 682,750 25,004,444
PetroChina Co. Ltd., Class H 22,520,000 34,583,131
Petroleo Brasileiro SA - Petrobras
(Preference) 5,047,700 49,723,249
Repsol SA 1,212,564 32,402,231
Rosneft Oil Co. PJSC*‡ 2,926,433 —
Santos Ltd.(a) 3,285,393 18,896,266
Saudi Arabian Oil Co.(b) 6,322,265 46,795,381
Shell plc 6,445,160 291,291,268
Suncor Energy, Inc. 1,398,272 95,622,039
Tatneft PJSC*‡ 2,021,036 —
Texas Pacific Land Corp.(a) 43,696 19,386,604
TotalEnergies SE 2,310,426 214,895,344
Tourmaline Oil Corp.(a) 434,229 20,992,042
Woodside Energy Group Ltd.(a) 2,048,250 49,405,372
2,412,272,291
Paper & Forest Products -
2.9%
Holmen AB, Class B(a) 335,913 11,531,250
Mondi plc(a) 1,892,583 19,498,905
Oji Holdings Corp. 3,823,400 20,067,940
Stella-Jones, Inc.(a) 182,977 11,300,453
Stora Enso OYJ, Class R(a) 2,632,684 29,215,034
Suzano SA 2,842,900 25,014,599
Svenska Cellulosa AB SCA, Class
B(a) 2,091,946 23,741,537
UPM-Kymmene OYJ(a) 2,206,648 65,929,310
West Fraser Timber Co. Ltd.(a) 210,287 13,286,814
Zhongfu Straits Pingtan Development
Co. Ltd., Class A* 546,200 860,025
220,445,867
Specialized REITs -
0.9%
Rayonier, Inc., REIT(a) 827,493 17,551,126
Weyerhaeuser Co., REIT(a) 2,061,905 50,557,911
68,109,037
Water Utilities -
5.1%
Aguas Andinas SA, Class A 13,523,912 5,099,257
American Water Works Co., Inc.(a) 647,247 83,119,460
Beijing Enterprises Water Group Ltd. 18,924,000 6,667,336
Chengdu Xingrong Environment Co.
Ltd., Class A 1,092,400 1,103,006
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 11,375,145 75,683,618
Cia de Saneamento de Minas Gerais
Copasa MG 889,900 9,652,014
Cia De Sanena Do Parana 1,215,800 9,892,528
Essential Utilities, Inc. 822,031 31,401,584
Grandblue Environment Co. Ltd.,
Class A 273,100 1,279,248
Investments Shares Value
Water Utilities
(continued)
Guangdong Investment Ltd. 12,614,000 $ 13,171,536
Manila Water Co., Inc. 5,188,900 3,713,893
Pennon Group plc 2,395,087 17,883,829
Severn Trent plc 1,272,646 56,531,962
United Utilities Group plc 3,271,738 64,775,323
Zhongshan Public Utilities Group Co.
Ltd., Class A 546,200 937,556
380,912,150
Total Common Stocks
(Cost $5,373,616,619) 7,433,903,596
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 2.3%(c)
CERTIFICATES OF DEPOSIT - 0.5%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.94%,
5/29/2026(d) $ 2,000,000 2,000,000
(SOFR + 0.35%), 3.98%,
11/18/2026(d) 2,000,000 2,000,738
(SOFR + 0.42%), 4.05%,
4/16/2027(d) 2,000,000 2,000,762
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.97%,
7/1/2026(d) 3,000,000 2,999,968
(SOFR + 0.30%), 3.93%,
1/21/2027(d) 1,000,000 999,997
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.90%,
6/5/2026(d) 3,000,000 3,000,000
KBC Bank NV, New York
3.99%, 6/22/2026 2,000,000 2,000,000
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(d) 4,000,000 4,000,000
(SOFR + 0.25%), 3.89%,
5/27/2026(d) 2,000,000 2,000,000
(SOFR + 0.35%), 3.99%,
9/24/2026(d) 2,000,000 2,000,728
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.94%,
9/24/2026(d) 2,000,000 2,000,484
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.22%), 3.86%,
8/31/2026(d) 1,000,000 1,000,000
Royal Bank of Canada, New York
(SOFR + 0.35%), 3.98%,
11/12/2026(d) 3,000,000 3,001,245
(SOFR + 0.30%), 3.93%,
1/22/2027(d) 1,000,000 999,992
Standard Chartered, New York
(SOFR + 0.35%), 3.98%,
9/18/2026(d) 2,000,000 2,000,538

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
197 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 6/24/2026 $ 2,000,000 $ 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.00%,
5/8/2026(d) 3,000,000 3,000,000
(SOFR + 0.31%), 3.95%,
10/9/2026(d) 2,000,000 2,000,584
Total Certificates of Deposit
(Cost $39,000,000) 39,005,036
COMMERCIAL PAPER - 0.0%(e)
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.93%,
10/15/2026(d) (Cost $2,000,000) 2,000,000 2,000,270
REPURCHASE AGREEMENTS - 1.8%
BofA Securities, Inc.
4.09%, dated 4/30/2026, due
7/31/2026, repurchase price
$8,083,618, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 3.88%, maturing
4/15/2027 - 11/15/2043; total
market value $8,157,938 8,000,000 8,000,000
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$14,726,157, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $171,178,929 14,724,680 14,724,680
MetLife, Inc.
3.64%, dated 4/30/2026, due
5/1/2026, repurchase price
$20,002,022, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.25%,
maturing 11/15/2034 - 8/15/2046;
total market value $20,354,658 20,000,000 20,000,000
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$35,003,675, collateralized by
various Common Stocks; total
market value $39,961,239 35,000,000 35,000,000
TD Securities (USA) LLC
3.94%, dated 4/30/2026, due
6/4/2026, repurchase price
$5,019,153, collateralized by
various Common Stocks; total
market value $5,552,594 5,000,000 5,000,000
Investments
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$50,005,236, collateralized by
various Common Stocks; total
market value $56,287,791 $ 50,000,000 $ 50,000,000
Total Repurchase Agreements
(Cost $132,724,680) 132,724,680
Total Securities Lending Reinvestments
(Cost $173,724,680) 173,729,986
Total Investments - 101.5%
(Cost $5,547,341,299) 7,607,633,582
Liabilities in excess of other assets - (1.5%) (113,962,936)
NET ASSETS - 100.0% $7,493,670,646
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $423,961,208, collateralized in the
form of cash with a value of $173,724,680 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $115,375,345 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity
dates ranging from May 13, 2026 – June 30, 2120
and $157,345,764 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
May 14, 2026 – February 15, 2056; a total value of
$446,445,789.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $173,729,986.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
(e) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 198
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,351,479,420
Aggregate gross unrealized depreciation (319,518,422)
Net unrealized appreciation $ 2,031,960,998
Federal income tax cost $ 5,577,462,447
Futures Contracts
FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 79 06/19/2026 GBP $ 11,141,231 $ 89,696
FTSE/JSE Top 40 Index 105 06/18/2026 ZAR 6,799,222 26,178
Hang Seng Index 37 05/28/2026 HKD 6,051,304 (758)
MSCI Emerging Markets Index 2 06/19/2026 USD 163,420 15,510
S&P Midcap 400 E-Mini Index 27 06/18/2026 USD 9,858,240 714,164
S&P/TSX 60 Index 85 06/18/2026 CAD 24,782,455 895,569
SPI 200 Index 12 06/18/2026 AUD 1,869,558 2,687
$ 1,743,046
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
BRL
*
19,000,000 Morgan Stanley USD 3,523,543 06/17/2026 $ 247,155
GBP 669,000 Toronto-Dominion Bank (The) USD 895,560 06/17/2026 13,437
Total unrealized appreciation $ 260,592
CAD 5,908,000 Bank of Montreal USD 4,360,635 06/17/2026 $ (11,737)
INR
*
53,715,711 JPMorgan Chase Bank NA USD 577,665 06/17/2026 (13,961)
USD 3,601,874 Citibank NA BRL
*
19,000,000 06/17/2026 (168,824)
USD 889,744 Citibank NA GBP 669,000 06/17/2026 (19,253)
Total unrealized depreciation $ (213,775)
Net unrealized appreciation $ 46,817
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Morningstar Global Upstream Natural Resources Index Fund (cont.)
199 FLEXSHARES SEMIANNUAL REPORT
FlexShares® Morningstar Global Upstream Natural Resources Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 10.1%
Austria 0.3
Brazil 6.2
Canada 16.4
Chile 0.8
China 2.1
Faroe Islands 0.4
Finland 1.3
France 2.9
Germany 0.4
India 1.3
Indonesia 0.5
Israel 0.5
Italy 0.8
Japan 0.6
Malaysia 0.9
Mexico 0.8
Norway 2.5
Philippines 0.1
Poland 0.3
Qatar 1.5
Saudi Arabia 2.2
South Africa 2.3
Spain 0.4
Sweden 0.8
Thailand 0.3
United Kingdom 1.9
United States 40.2
Zambia 0.4
Other
1
0.8
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.2%
Securities Lending Reinvestments 2.3
Others
(1)
(1.5)
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 200
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99.0%
Air Freight & Logistics -
2.7%
CTT-Correios de Portugal SA(a) 97,440 $ 732,676
Deutsche Post AG 1,357,664 80,235,579
Oesterreichische Post AG 48,256 1,814,245
PostNL NV(a) 606,912 674,561
Singapore Post Ltd. 1,856,000 502,784
Viettel Post Joint Stock Corp. 92,800 239,438
84,199,283
Chemicals -
0.0%(b)
PureCycle Technologies, Inc.*(a) 47,328 354,013
Commercial Services & Supplies -
5.1%
Befesa SA(a)(c) 48,256 1,851,039
Casella Waste Systems, Inc., Class
A*(a) 23,200 1,838,600
Clean Harbors, Inc.* 20,416 6,383,675
Cleanaway Co. Ltd. 1,494,000 1,308,479
Cleanaway Waste Management Ltd.
(a) 3,093,952 4,938,161
CoreCivic, Inc.*(a) 42,688 873,397
Daiei Kankyo Co. Ltd.(a) 61,700 1,482,406
Daiseki Co. Ltd.(a) 65,660 1,766,101
GEO Group, Inc. (The)*(a) 45,472 841,687
GFL Environmental, Inc. 496,480 19,913,813
Republic Services, Inc., Class A 80,736 16,891,586
Sunny Friend Environmental
Technology Co. Ltd. 149,000 351,285
TRE Holdings Corp.(a) 47,200 481,623
Veridis Environment Ltd.* 104,864 1,571,104
Waste Connections, Inc. 365,632 60,108,601
Waste Management, Inc. 151,264 35,176,443
155,778,000
Communications Equipment -
0.1%
Viasat, Inc.*(a) 51,968 3,425,211
Construction & Engineering -
0.0%(b)
Envision Greenwise Holdings Ltd.*(a)
(c) 1,856,000 729,725
Diversified Telecommunication Services -
15.4%
AST SpaceMobile, Inc., Class A*(a) 99,296 7,337,974
AT&T, Inc. 2,819,264 73,667,368
BCE, Inc.(a) 800,864 18,993,380
BT Group plc 5,516,960 16,234,150
Cellnex Telecom SA(c) 422,240 14,175,733
China Tower Corp. Ltd., Class H(c) 3,712,000 5,250,226
Comcast Corp., Class A 1,442,112 38,994,709
Deutsche Telekom AG (Registered) 3,054,048 98,770,931
Helios Towers plc* 940,992 2,554,777
HKT Trust & HKT Ltd. 3,275,000 5,305,218
Indus Towers Ltd.* 1,112,672 4,805,836
Investments Shares Value
Diversified Telecommunication Services
(continued)
Infrastrutture Wireless Italiane
SpA(a)(c) 232,000 $ 1,966,266
Koninklijke KPN NV 3,353,792 17,955,532
Lumen Technologies, Inc.*(a) 387,904 3,429,071
NTT, Inc. 45,100,800 43,890,572
Quebecor, Inc., Class B(a) 135,488 5,691,870
Swisscom AG (Registered)(a) 22,272 18,838,857
Telecom Italia SpA*(a) 9,801,536 7,719,550
Telecom Italia SpA* 4,977,792 4,584,939
Verizon Communications, Inc. 1,702,880 81,789,326
471,956,285
Electric Utilities -
14.1%
American Electric Power Co., Inc. 218,080 29,900,949
Constellation Energy Corp. 137,344 42,988,672
Duke Energy Corp. 313,664 40,635,171
Enel SpA 3,672,096 42,748,148
Entergy Corp. 182,816 21,555,835
Exelon Corp. 412,960 18,992,030
Iberdrola SA 2,926,912 68,496,612
NextEra Energy, Inc. 841,696 82,385,205
Southern Co. (The) 444,512 42,984,310
SSE plc 567,936 20,381,649
Xcel Energy, Inc. 239,424 19,860,221
430,928,802
Gas Utilities -
0.7%
AltaGas Ltd. 152,192 5,692,524
APA Group 588,352 4,373,775
Enagas SA 99,296 1,985,970
Petronas Gas Bhd. 278,400 1,249,172
Snam SpA 995,744 7,856,355
21,157,796
Ground Transportation -
14.8%
Aurizon Holdings Ltd.(a) 2,386,816 7,155,726
Canadian National Railway Co. 803,648 90,083,444
Canadian Pacific Kansas City Ltd.(a) 1,286,208 111,639,566
Central Japan Railway Co. 1,392,000 33,257,701
CSX Corp. 753,536 34,233,140
East Japan Railway Co. 1,629,300 35,225,860
Keisei Electric Railway Co. Ltd.(a) 709,400 5,033,999
Kyushu Railway Co. 224,200 5,133,401
MTR Corp. Ltd.(a) 2,320,000 9,879,713
Norfolk Southern Corp. 90,944 28,722,843
Odakyu Electric Railway Co. Ltd.(a) 464,000 4,663,540
Rumo SA 2,041,600 6,445,562
Tobu Railway Co. Ltd. 278,400 4,962,006
Union Pacific Corp. 240,352 64,770,057
West Japan Railway Co.(a) 649,600 11,737,611
452,944,169
Health Care Providers & Services -
4.4%
Acadia Healthcare Co., Inc.*(a) 37,120 961,222
Apollo Hospitals Enterprise Ltd. 167,968 13,514,245

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
201 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Health Care Providers & Services
(continued)
Bangkok Dusit Medical Services
PCL, NVDR 19,580,800 $ 10,992,519
Bumrungrad Hospital PCL, NVDR 1,113,600 6,166,264
Encompass Health Corp. 38,976 3,897,600
Fresenius SE & Co. KGaA 591,136 28,604,073
HCA Healthcare, Inc. 62,176 27,012,363
IHH Healthcare Bhd. 2,876,800 6,388,865
Max Healthcare Institute Ltd. 993,888 10,398,709
Ramsay Health Care Ltd.(a) 274,688 7,698,041
Rede D'Or Sao Luiz SA(c) 1,113,600 8,575,954
Select Medical Holdings Corp. 51,040 837,566
Tenet Healthcare Corp.* 35,264 6,245,960
Universal Health Services, Inc.,
Class B 19,488 3,279,246
134,572,627
Independent Power and Renewable Electricity Producers
-
1.4%
RWE AG 315,520 22,940,083
Vistra Corp. 128,064 20,213,622
43,153,705
IT Services -
0.8%
CoreWeave, Inc., Class A*(a) 146,624 16,363,238
Fastly, Inc., Class A*(a) 63,104 1,593,692
NEXTDC Ltd.*(a) 634,614 6,497,082
24,454,012
Media -
0.5%
Charter Communications, Inc., Class
A*(a) 34,336 5,671,277
EchoStar Corp., Class A*(a) 59,392 7,313,531
Liberty Broadband Corp., Class C*(a) 49,184 1,893,092
Sirius XM Holdings, Inc.(a) 67,744 1,825,023
16,702,923
Multi-Utilities -
6.6%
Dominion Energy, Inc. 348,000 22,446,000
E.ON SE 1,064,416 23,586,303
Engie SA 880,672 28,998,339
National Grid plc 2,456,416 43,799,936
Public Service Enterprise Group, Inc. 203,232 16,595,925
Sempra 264,480 25,157,338
Veolia Environnement SA 956,768 40,336,781
200,920,622
Oil, Gas & Consumable Fuels -
8.9%
Antero Midstream Corp. 128,064 2,799,479
Cheniere Energy, Inc. 86,304 23,729,285
DT Midstream, Inc.(a) 41,760 6,180,062
Enbridge, Inc.(a) 1,029,152 56,965,919
Hess Midstream LP, Class A(a) 50,112 1,959,379
Keyera Corp.(a) 112,288 4,329,494
Kinder Morgan, Inc. 787,872 25,897,353
Kinetik Holdings, Inc., Class A(a) 14,848 750,418
Investments Shares Value
Oil, Gas & Consumable Fuels
(continued)
Koninklijke Vopak NV 28,768 $ 1,438,942
ONEOK, Inc.(a) 253,344 23,424,186
Pembina Pipeline Corp. 277,472 12,889,982
Santos Ltd. 1,564,608 8,998,999
Secure Waste Infrastructure Corp.(a) 309,952 5,271,757
South Bow Corp.(a) 103,936 3,550,822
Targa Resources Corp.(a) 86,304 22,445,944
TC Energy Corp. 492,768 32,974,293
Transneft PJSC (Preference)*‡ 147,300 —
Williams Cos., Inc. (The) 493,696 37,673,942
271,280,256
Software -
0.4%
Nebius Group NV, Class A*(a) 88,160 12,186,357
Specialized REITs -
4.3%
American Tower Corp., REIT 189,312 34,589,196
Crown Castle, Inc., REIT(a) 173,536 15,406,526
Digital Realty Trust, Inc., REIT 130,848 26,292,597
Equinix, Inc., REIT 39,904 43,209,248
Fermi, Inc., REIT*(a) 125,280 642,686
Keppel DC REIT, REIT 1,763,200 3,253,520
SBA Communications Corp., Class
A, REIT 43,616 9,647,859
133,041,632
Transportation Infrastructure -
7.7%
Adani Ports & Special Economic
Zone Ltd. 1,278,784 22,328,996
Aena SME SA(a)(c) 1,052,352 28,688,886
Airports of Thailand PCL, NVDR 6,217,600 9,775,351
Atlas Arteria Ltd.(a) 1,395,712 4,816,546
Auckland International Airport Ltd.(a) 2,458,859 11,943,139
Bangkok Expressway & Metro PCL,
NVDR 9,465,600 1,539,004
China Merchants Port Holdings Co.
Ltd. 1,856,000 3,672,315
Dalrymple Bay Infrastructure Ltd.(a) 716,416 2,791,665
Flughafen Zurich AG (Registered) 26,912 7,625,726
Gemadept Corp. 649,600 1,856,000
Getlink SE(a) 441,728 9,881,483
GMR Airports Ltd.* 5,270,112 5,354,302
Grupo Aeroportuario del Centro Norte
SAB de CV, Class B(a) 389,760 5,159,780
Grupo Aeroportuario del Pacifico
SAB de CV, Class B(a) 584,640 14,629,688
Grupo Aeroportuario del Sureste
SAB de CV, Class B 241,280 7,334,570
International Container Terminal
Services, Inc. 2,152,960 24,865,418
Jiangsu Expressway Co. Ltd., Class
H(a) 1,856,000 2,518,498
Kamigumi Co. Ltd. 133,200 4,415,775
Motiva Infraestrutura de Mobilidade
SA 1,670,400 5,364,162
Promotora y Operadora de
Infraestructura SAB de CV 259,840 4,104,143

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 202
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure
(continued)
Qube Holdings Ltd.(a) 2,564,064 $ 9,290,906
Shenzhen International Holdings Ltd.
(a) 1,856,000 1,760,342
Transurban Group 4,469,248 44,984,322
Westports Holdings Bhd. 1,678,102 2,408,456
237,109,473
Water Utilities -
3.1%
Aguas Andinas SA, Class A 3,815,008 1,438,467
American States Water Co.(a) 12,992 978,168
American Water Works Co., Inc.(a) 79,808 10,248,943
Beijing Enterprises Water Group Ltd. 6,194,000 2,182,281
California Water Service Group 19,488 823,173
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 3,353,240 22,310,514
Cia de Saneamento de Minas Gerais
Copasa MG 278,400 3,019,576
Cia De Sanena Do Parana
(Preference) 1,392,000 2,201,541
Essential Utilities, Inc. 100,224 3,828,557
Guangdong Investment Ltd. 3,712,000 3,876,070
H2O America(a) 14,848 834,309
Maynilad Water Services, Inc. 3,619,200 1,309,918
Middlesex Water Co.(a) 3,712 188,867
Pennon Group plc 675,584 5,044,505
Severn Trent plc 380,480 16,901,228
United Utilities Group plc 966,976 19,144,621
94,330,738
Wireless Telecommunication Services -
8.0%
Bharti Airtel Ltd. 2,468,480 49,071,163
KDDI Corp. 2,505,600 41,292,313
SoftBank Group Corp. 3,462,400 115,313,906
T-Mobile US, Inc. 209,728 41,001,824
246,679,206
Total Common Stocks
(Cost $2,380,210,628) 3,035,904,835
Number
of Rights
RIGHTS - 0.0%(b)
Air Freight & Logistics - 0.0%(b)
Viettel Post Joint Stock Corp.,
expiring 5/8/2026, price 10,000.00
VND* 93,200 86,145
IT Services - 0.0%(b)
NEXTDC Ltd., expiring 5/11/2026,
price 12.70 AUD* 99,158 109,786
Total Rights
(Cost $134,800) 195,931
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 4.1%(d)
CERTIFICATES OF DEPOSIT - 0.3%
Bank of Montreal, Chicago
(SOFR + 0.35%), 3.98%,
11/18/2026(e) $ 1,000,000 $ 1,000,369
(SOFR + 0.42%), 4.05%,
4/16/2027(e) 2,000,000 2,000,762
KBC Bank NV, New York
3.99%, 6/22/2026 2,000,000 2,000,000
Mizuho Bank Ltd., New York
(SOFR + 0.25%), 3.89%,
5/27/2026(e) 1,000,000 1,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.94%,
9/24/2026(e) 2,000,000 2,000,484
Standard Chartered, New York
(SOFR + 0.35%), 3.98%,
9/18/2026(e) 2,000,000 2,000,538
Total Certificates of Deposit
(Cost $10,000,000) 10,002,153
COMMERCIAL PAPER - 0.1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.93%,
10/15/2026(e) (Cost $2,000,000) 2,000,000 2,000,270
REPURCHASE AGREEMENTS - 3.7%
BofA Securities, Inc.
4.09%, dated 4/30/2026, due
7/31/2026, repurchase price
$2,020,904, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 3.88%, maturing
4/15/2027 - 11/15/2043; total
market value $2,039,484 2,000,000 2,000,000
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$39,033,214, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $453,727,604 39,029,301 39,029,301
MetLife, Inc.
3.64%, dated 4/30/2026, due
5/1/2026, repurchase price
$27,002,730, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.25%,
maturing 11/15/2034 - 8/15/2046;
total market value $27,478,789 27,000,000 27,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
203 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$19,982,098, collateralized by
various Common Stocks; total
market value $22,812,159 $ 19,980,000 $ 19,980,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$25,002,618, collateralized by
various Common Stocks; total
market value $28,143,895 25,000,000 25,000,000
Total Repurchase Agreements
(Cost $113,009,301) 113,009,301
Total Securities Lending Reinvestments
(Cost $125,009,301) 125,011,724
Total Investments - 103.1%
(Cost $2,505,354,729) 3,161,112,490
Liabilities in excess of other assets - (3.1%) (95,635,710)
NET ASSETS - 100.0% $3,065,476,780
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $281,365,377, collateralized in the
form of cash with a value of $125,009,301 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $52,256,735 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity
dates ranging from May 13, 2026 – June 30, 2120
and $113,567,154 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging
from 0.00% – 6.25%, and maturity dates ranging from
May 21, 2026 – February 15, 2056; a total value of
$290,833,190.
(b) Represents less than 0.05% of net assets.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $125,011,724.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
Percentages shown are based on Net Assets.
Abbreviations
NVDR — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 656,497,850
Aggregate gross unrealized depreciation (124,112,411)
Net unrealized appreciation $ 532,385,439
Federal income tax cost $ 2,629,516,791

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 204
Futures Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
FTSE 100 Index 82 06/19/2026 GBP $ 11,564,316 $ 58,626
S&P 500 E-Mini Index 21 06/18/2026 USD 7,605,937 582,732
S&P/TSX 60 Index 19 06/18/2026 CAD 5,539,608 185,045
SPI 200 Index 33 06/18/2026 AUD 5,141,283 (33,307)
TOPIX Index 2 06/11/2026 JPY 477,841 15,529
$ 808,625
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
JPY 198,000,000 Toronto-Dominion Bank (The) USD 1,255,912 06/17/2026 $ 12,458
Total unrealized appreciation $ 12,458
USD 803,175 Toronto-Dominion Bank (The) GBP 600,000 06/17/2026 $ (12,069)
USD 1,249,095 Citibank NA JPY 198,000,000 06/17/2026 (19,274)
Total unrealized depreciation $ (31,343)
Net unrealized depreciation $ (18,885)
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund (cont.)
205 FLEXSHARES SEMIANNUAL REPORT
FlexShares® STOXX® Global Broad Infrastructure Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 3.3%
Austria 0.1
Brazil 1.6
Canada 11.4
Chile 0.0
†
China 0.6
France 2.6
Germany 8.3
Hong Kong 0.5
India 3.4
Israel 0.0
†
Italy 2.1
Japan 10.1
Malaysia 0.3
Mexico 1.0
Netherlands 1.0
New Zealand 0.4
Philippines 0.8
Portugal 0.0
†
Singapore 0.1
Spain 3.8
Switzerland 0.9
Taiwan 0.1
Tanzania 0.1
Thailand 0.9
United Kingdom 4.0
United States 41.5
Vietnam 0.1
Other
1
1.0
100.0%
†
Amount represents less than 0.05%.
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 99.0%
Rights 0.0
†
Securities Lending Reinvestments 4.1
Others
(1)
(3.1)
100.0%
†
Amount represents less than 0.05%.
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 206
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Global Quality Real Estate Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
97 .5%
Diversified REITs -
5 .8%
American Assets Trust, Inc., REIT(a) 49,320 $ 1,022,897
Broadstone Net Lease, Inc., REIT(a) 89,760 1,777,248
Charter Hall Group, REIT(a) 213,480 3,092,651
Covivio SA, REIT 23,280 1,534,744
Daiwa House REIT Investment Corp.,
REIT 2,040 1,635,072
H&R REIT, REIT(a) 116,400 914,199
Mapletree Pan Asia Commercial
Trust, REIT 1,133,700 1,148,344
Mori Trust REIT, Inc., REIT(a) 1,800 869,532
Shaftesbury Capital plc, REIT 693,960 1,258,888
Sirius Real Estate Ltd., REIT(a) 771,120 1,048,884
Stockland, REIT 135,120 393,435
WP Carey, Inc., REIT(a) 103,320 7,535,128
22,231,022
Health Care REITs -
8 .5%
CareTrust REIT, Inc., REIT 105,600 4,165,920
LTC Properties, Inc., REIT 26,880 1,027,354
Medical Properties Trust, Inc.,
REIT(a) 239,880 1,185,007
National Health Investors, Inc., REIT 21,960 1,688,943
Omega Healthcare Investors, Inc.,
REIT 139,800 6,566,406
Sabra Health Care REIT, Inc.,
REIT(a) 117,960 2,437,054
Welltower, Inc., REIT 72,720 15,804,965
32,875,649
Hotel & Resort REITs -
3 .7%
Apple Hospitality REIT, Inc., REIT(a) 105,120 1,415,966
CapitaLand Ascott Trust, REIT 1,380,000 969,809
Hoshino Resorts REIT, Inc., REIT(a) 480 773,428
Host Hotels & Resorts, Inc., REIT 325,440 6,876,547
Park Hotels & Resorts, Inc., REIT(a) 96,840 1,110,755
RLJ Lodging Trust, REIT(a) 115,080 948,259
Sunstone Hotel Investors, Inc., REIT 110,955 1,089,578
Xenia Hotels & Resorts, Inc., REIT(a) 63,600 1,034,772
14,219,114
Industrial REITs -
11 .6%
ARGAN SA, REIT 1,080 77,660
Centuria Industrial REIT, REIT(a) 393,240 848,160
Dream Industrial REIT, REIT(a) 101,880 1,023,965
EastGroup Properties, Inc., REIT(a) 25,200 5,070,240
First Industrial Realty Trust, Inc.,
REIT 62,760 3,891,748
GLP J-REIT, REIT 2,160 1,867,713
Granite REIT, REIT 16,560 1,117,748
Innovative Industrial Properties, Inc.,
REIT 21,120 1,145,760
LXP Industrial Trust, REIT 28,080 1,429,834
Investments Shares Value
Industrial REITs
(continued)
Mitsui Fudosan Logistics Park, Inc.,
REIT 1,560 $ 1,114,961
Montea NV, REIT 11,760 971,173
Prologis, Inc., REIT 122,520 17,400,290
STAG Industrial, Inc., REIT 88,440 3,412,015
Terreno Realty Corp., REIT(a) 48,960 3,192,192
Tritax Big Box REIT plc, REIT 1,150,440 2,360,546
44,924,005
Office REITs -
4 .1%
Allied Properties REIT, REIT(a) 80,520 582,115
Colonial SFL Socimi SA, REIT(a) 146,400 935,953
COPT Defense Properties, REIT 54,000 1,687,500
Cousins Properties, Inc., REIT 78,480 2,009,873
Great Portland Estates plc, REIT 218,640 918,630
Highwoods Properties, Inc., REIT(a) 51,360 1,248,562
Japan Excellent, Inc., REIT(a) 960 876,653
JBG SMITH Properties, REIT(a) 57,600 864,000
Kilroy Realty Corp., REIT(a) 52,680 1,752,137
NIPPON REIT Investment Corp.,
REIT(a) 1,460 833,860
Piedmont Realty Trust, Inc., Class A,
REIT*(a) 111,213 929,741
Tokyu REIT, Inc., REIT(a) 600 737,436
Vornado Realty Trust, REIT(a) 76,800 2,295,552
15,672,012
Real Estate Management & Development -
18 .6%
Allreal Holding AG (Registered) 7,080 1,932,843
Amot Investments Ltd. 128,880 881,858
Aroundtown SA* 362,040 1,043,890
Big Shopping Centers Ltd.(a) 7,560 1,994,899
Capitaland India Trust 912,000 751,914
City Developments Ltd. 240,000 1,537,749
CK Asset Holdings Ltd. 906,000 5,650,826
CTP NV(b) 60,960 1,149,867
Daito Trust Construction Co. Ltd. 137,500 3,086,851
Grand City Properties SA* 68,040 763,823
Hang Lung Group Ltd.(a) 480,000 990,790
Hongkong Land Holdings Ltd. 511,464 4,035,451
Howard Hughes Holdings, Inc.* 15,480 963,940
Ichigo, Inc.(a) 300,600 959,127
International Workplace Group plc 357,840 898,592
Intershop Holding AG 1,007 218,384
Investis Holding SA(b) 387 78,682
Isras Investment Co. Ltd.(a) 2,640 763,164
Katitas Co. Ltd.(a) 44,500 884,576
Mega Or Holdings Ltd., REIT(a) 11,400 2,334,719
Melisron Ltd. 11,280 1,670,899
Mobimo Holding AG (Registered) 3,360 1,602,557
Nomura Real Estate Holdings, Inc. 258,100 1,675,044
PSP Swiss Property AG (Registered) 21,600 4,311,438
Singapore Land Group Ltd. 24,000 70,480
Sino Land Co. Ltd.(a) 1,730,633 2,759,292

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
207 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Real Estate Management & Development
(continued)
St Joe Co. (The) 17,760 $ 1,146,763
Sumitomo Realty & Development
Co. Ltd. 288,200 8,906,880
Sun Hung Kai Properties Ltd. 674,500 11,692,625
Tokyo Tatemono Co. Ltd. 88,900 2,041,741
Tokyu Fudosan Holdings Corp. 271,300 2,315,585
UOL Group Ltd. 220,400 1,839,623
VGP NV(a) 8,040 823,354
Zug Estates Holding AG, Class B 40 121,731
71,899,957
Residential REITs -
11 .9%
American Homes 4 Rent, Class A,
REIT 157,200 5,005,248
AvalonBay Communities, Inc.,
REIT(a) 66,960 12,253,680
Boardwalk REIT, REIT 18,840 939,578
Camden Property Trust, REIT 50,160 5,267,803
Centerspace, REIT(a) 14,880 1,015,858
Equity Residential, REIT 170,760 11,164,289
Independence Realty Trust, Inc.,
REIT(a) 112,200 1,829,982
InterRent REIT, REIT(a) 23,820 231,007
Mid-America Apartment
Communities, Inc., REIT 55,080 7,115,234
UNITE Group plc (The), REIT(a) 175,920 1,108,709
45,931,388
Retail REITs -
14 .9%
BWP Property Group Ltd., REIT(a) 376,680 1,058,883
Carmila SA, REIT 45,360 903,498
Choice Properties REIT, REIT(a) 91,440 1,012,417
CT REIT, REIT(a) 71,040 914,423
Eurocommercial Properties NV,
REIT(a) 30,960 1,013,262
First Capital REIT, REIT(a) 66,840 1,148,621
Frontier Real Estate Investment
Corp., REIT(a) 1,683 919,338
Fukuoka REIT Corp., REIT(a) 704 810,450
Getty Realty Corp., REIT(a) 31,680 1,049,242
HomeCo Daily Needs REIT, REIT(a)
(b) 1,103,280 1,007,368
InvenTrust Properties Corp., REIT 37,200 1,194,864
Japan Metropolitan Fund Invest,
REIT 3,409 2,519,142
Klepierre SA, REIT 101,520 4,103,774
NNN REIT, Inc., REIT(a) 88,200 3,862,278
Primaris REIT, REIT(a) 56,040 776,926
Realty Income Corp., REIT(a) 30,120 1,934,909
Regency Centers Corp., REIT 82,320 6,408,612
Retail Estates NV, REIT 2,030 161,690
RioCan REIT, REIT(a) 75,720 1,182,725
Simon Property Group, Inc., REIT 65,880 13,420,415
SmartCentres REIT, REIT(a) 48,000 994,842
Starhill Global REIT, REIT 245,700 106,109
Investments Shares Value
Retail REITs
(continued)
Unibail-Rodamco-Westfield, REIT 57,360 $ 6,937,202
Vicinity Ltd., REIT(a) 1,823,520 3,290,659
Waypoint REIT Ltd., REIT 502,440 892,236
57,623,885
Specialized REITs -
18 .4%
American Tower Corp., REIT 130,680 23,876,543
Big Yellow Group plc, REIT 87,360 1,070,756
Digital Realty Trust, Inc., REIT 11,640 2,338,942
EPR Properties, REIT(a) 36,000 2,009,160
Equinix, Inc., REIT 7,440 8,056,255
Millrose Properties, Inc., REIT 57,840 1,773,953
Outfront Media, Inc., REIT 71,160 2,195,286
Public Storage, REIT 38,880 11,759,256
Rayonier, Inc., REIT(a) 71,880 1,524,575
Safestore Holdings plc, REIT(a) 104,280 947,270
Shurgard Self Storage Ltd., REIT 24,600 756,054
VICI Properties, Inc., Class A, REIT 505,080 14,748,336
71,056,386
Total Common Stocks
(Cost $336,191,874) 376,433,418
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 6 .4% (c)
REPURCHASE AGREEMENTS - 6 .4%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$4,820,630, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $56,035,682 $ 4,820,146 4,820,146
Citigroup Global Markets, Inc.
3.63%, dated 4/30/2026, due
5/1/2026, repurchase price
$5,000,504, collateralized by
various U.S. Treasury Securities,
ranging from 3.13% - 3.75%,
maturing 5/15/2028 - 2/15/2029;
total market value $5,026,980 5,000,000 5,000,000
MetLife, Inc.
3.64%, dated 4/30/2026, due
5/1/2026, repurchase price
$5,000,506, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.25%,
maturing 11/15/2034 - 8/15/2046;
total market value $5,088,665 5,000,000 5,000,000
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$3,000,315, collateralized by
various Common Stocks; total
market value $3,425,249 3,000,000 3,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 208
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$7,000,733, collateralized by
various Common Stocks; total
market value $7,880,291 $ 7,000,000 $ 7,000,000
24,820,146
Total Securities Lending Reinvestments
(Cost $24,820,146) 24,820,146
Total Investments - 103.9%
(Cost $361,012,020) 401,253,564
Liabilities in excess of other assets - (3.9%) (15,044,797)
NET ASSETS - 100.0% $386,208,767
* Non-income producing security.
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $53,210,632, collateralized in
the form of cash with a value of $24,820,146 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $12,617,489 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – June 30, 2120 and
$17,805,710 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 21, 2026 –
February 15, 2056; a total value of $55,243,345.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $24,820,146.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 53,350,590
Aggregate gross unrealized depreciation (17,018,009)
Net unrealized appreciation $ 36,332,581
Federal income tax cost $ 365,388,644
Futures Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
EURO STOXX 50 Index 6 06/19/2026 EUR $ 411,037 $ 13,852
S&P Midcap 400 E-Mini Index 13 06/18/2026 USD 4,746,560 357,112
SPI 200 Index 13 06/18/2026 AUD 2,025,354 4,502
TOPIX Index 10 06/11/2026 JPY 2,389,203 77,492
TOPIX Mini Index 7 06/11/2026 JPY 167,244 5,850
$ 458,808
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
209 FLEXSHARES SEMIANNUAL REPORT
Forward Foreign Currency Contracts
FlexShares
®
Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
AUD 75,641 Morgan Stanley USD 53,737 06/17/2026 $ 599
EUR 135,645 Toronto-Dominion Bank (The) USD 157,344 06/17/2026 2,107
GBP 20,000 Toronto-Dominion Bank (The) USD 26,773 06/17/2026 402
HKD 2,060,000 Goldman Sachs & Co. USD 263,331 06/17/2026 80
ILS 108,154 Morgan Stanley USD 34,897 06/17/2026 1,747
JPY 66,213,000 JPMorgan Chase Bank NA USD 420,067 06/17/2026 4,087
USD 51,612 UBS AG CHF 40,000 06/17/2026 213
USD 89,344 BNP Paribas SA SGD 112,894 06/17/2026 414
Total unrealized appreciation $ 9,649
CAD 169,730 Bank of Montreal USD 125,276 06/17/2026 $ (337)
HKD 1,010,000 Bank of Montreal USD 129,607 06/17/2026 (459)
Total unrealized depreciation $ (796)
Net unrealized appreciation $ 8,853
Abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
SGD — Singapore Dollar
USD — US Dollar
FlexShares® Global Quality Real Estate Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 2 .7%
Belgium 0 .7
Canada 2 .8
France 3 .5
Germany 0 .5
Hong Kong 5 .5
Israel 2 .0
Japan 8 .5
Netherlands 0 .6
Singapore 2 .7
Spain 0 .2
Switzerland 2 .1
United Kingdom 2 .5
United States 63 .2
Other
1
2 .5
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Global Quality Real Estate Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 210
Security Type % of Net Assets
Common Stocks 97 .5%
Securities Lending Reinvestments 6 .4
Others
(1)
( 3 .9 )
100 .0%
(1)
Includes any other net assets/(liabilities).

211 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Quality Dividend Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98.9%
Aerospace & Defense -
2.1%
GE Aerospace 155,430 $ 45,063,820
Banks -
4.3%
Bank of America Corp. 30,690 1,640,687
Cullen/Frost Bankers, Inc. 73,260 10,617,572
East West Bancorp, Inc. 88,110 11,143,272
JPMorgan Chase & Co. 101,970 31,940,063
Prosperity Bancshares, Inc.(a) 144,540 10,067,211
Truist Financial Corp. 237,600 12,236,400
US Bancorp 246,510 13,967,257
91,612,462
Beverages -
0.0%(b)
Coca-Cola Co. (The) 3,960 311,890
Biotechnology -
3.8%
AbbVie, Inc. 264,330 55,858,216
Gilead Sciences, Inc. 192,060 25,129,130
80,987,346
Broadline Retail -
1.1%
Dillard's, Inc., Class A(a) 15,751 8,965,784
eBay, Inc. 139,590 14,444,773
23,410,557
Building Products -
1.2%
A O Smith Corp.(a) 129,690 8,020,030
Trane Technologies plc 34,560 17,022,182
25,042,212
Capital Markets -
1.7%
Ameriprise Financial, Inc. 24,750 11,751,052
Franklin Resources, Inc.(a) 380,160 11,393,395
Invesco Ltd. 400,950 10,508,900
T. Rowe Price Group, Inc.(a) 14,850 1,527,768
35,181,115
Chemicals -
0.4%
Scotts Miracle-Gro Co. (The)(a) 144,540 9,062,658
Commercial Services & Supplies -
0.3%
Cintas Corp. 31,680 5,534,813
Communications Equipment -
2.6%
Cisco Systems, Inc. 609,840 55,800,360
Consumer Finance -
1.1%
Ally Financial, Inc. 163,350 7,251,107
OneMain Holdings, Inc. 67,320 3,956,396
Synchrony Financial 150,480 11,466,576
22,674,079
Consumer Staples Distribution & Retail -
0.2%
Costco Wholesale Corp. 3,960 4,017,539
Investments Shares Value
Diversified Consumer Services -
0.5%
H&R Block, Inc.(a) 341,550 $ 10,837,381
Diversified Telecommunication Services -
0.1%
Comcast Corp., Class A 53,460 1,445,558
Electric Utilities -
0.8%
Edison International 69,300 4,815,657
Evergy, Inc.(a) 133,650 11,071,566
NRG Energy, Inc. 4,950 770,121
16,657,344
Electrical Equipment -
3.1%
GE Vernova, Inc. 32,927 35,675,087
Rockwell Automation, Inc. 29,700 12,144,627
Vertiv Holdings Co., Class A(a) 57,420 18,861,896
66,681,610
Energy Equipment & Services -
0.7%
SLB Ltd. 253,440 14,415,667
Weatherford International plc 12,870 1,420,205
15,835,872
Entertainment -
0.6%
Electronic Arts, Inc. 58,410 11,820,432
Financial Services -
2.6%
Corebridge Financial, Inc.(a) 330,660 9,106,376
Fidelity National Information
Services, Inc. 232,650 10,825,204
Jackson Financial, Inc., Class A 91,080 10,544,332
Mastercard, Inc., Class A 5,940 2,987,345
PayPal Holdings, Inc. 278,190 13,948,447
Visa, Inc., Class A(a) 21,780 7,183,915
54,595,619
Food Products -
0.4%
Cal-Maine Foods, Inc.(a) 108,900 8,413,614
Gas Utilities -
0.5%
UGI Corp. 269,280 9,718,315
Ground Transportation -
1.1%
Union Pacific Corp. 91,080 24,544,238
Health Care Equipment & Supplies -
0.4%
ResMed, Inc.(a) 37,551 8,028,779
Hotel & Resort REITs -
0.5%
Host Hotels & Resorts, Inc., REIT 536,580 11,337,935
Hotels, Restaurants & Leisure -
1.4%
Booking Holdings, Inc. 74,725 12,580,701
Domino's Pizza, Inc.(a) 6,930 2,352,181
Expedia Group, Inc. 45,540 11,310,770
Vail Resorts, Inc.(a) 20,790 2,644,072
28,887,724

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 212
Investments Shares Value
COMMON STOCKS (continued)
Household Durables -
0.4%
Installed Building Products, Inc.(a) 30,690 $ 8,855,599
Household Products -
2.6%
Clorox Co. (The) 77,220 7,447,097
Colgate-Palmolive Co. 27,720 2,366,179
Procter & Gamble Co. (The) 312,840 46,015,636
55,828,912
Independent Power and Renewable Electricity Producers
-
0.6%
AES Corp. (The) 388,080 5,607,756
Vistra Corp. 40,590 6,406,726
12,014,482
Insurance -
3.2%
Aflac, Inc. 96,030 10,915,730
Kemper Corp. 313,830 10,572,933
MetLife, Inc. 146,520 11,736,252
Old Republic International Corp.(a) 242,550 9,689,872
Principal Financial Group, Inc.(a) 81,180 8,191,874
Prudential Financial, Inc. 100,980 9,907,148
Willis Towers Watson plc 30,690 7,862,778
68,876,587
Interactive Media & Services -
5.4%
Alphabet, Inc., Class A 149,025 57,344,820
Alphabet, Inc., Class C 119,790 45,752,592
Match Group, Inc.(a) 338,580 12,669,664
115,767,076
IT Services -
1.1%
Accenture plc, Class A(a) 97,020 17,338,444
Amdocs Ltd.(a) 94,050 6,082,214
23,420,658
Leisure Products -
0.4%
Hasbro, Inc. 88,110 8,444,462
Machinery -
1.1%
Caterpillar, Inc. 1,706 1,518,528
Illinois Tool Works, Inc. 43,526 11,230,143
Snap-on, Inc.(a) 25,740 9,868,716
22,617,387
Media -
1.5%
New York Times Co. (The), Class
A(a) 143,550 11,344,757
Nexstar Media Group, Inc., Class
A(a) 44,550 9,272,637
Omnicom Group, Inc.(a) 157,410 12,076,495
32,693,889
Mortgage Real Estate Investment Trusts (REITs) -
0.5%
Starwood Property Trust, Inc.(a) 563,310 10,342,372
Investments Shares Value
Oil, Gas & Consumable Fuels -
3.0%
APA Corp.(a) 388,080 $ 15,806,499
California Resources Corp.(a) 183,150 12,501,819
EOG Resources, Inc. 96,030 13,498,937
Exxon Mobil Corp. 65,340 10,083,922
Magnolia Oil & Gas Corp., Class A(a) 400,950 12,124,728
64,015,905
Pharmaceuticals -
5.7%
Bristol-Myers Squibb Co. 314,820 19,074,944
Eli Lilly & Co. 15,650 14,626,490
Johnson & Johnson 247,500 56,887,875
Pfizer, Inc.(a) 879,120 23,472,504
Zoetis, Inc., Class A 70,290 8,081,241
122,143,054
Professional Services -
0.9%
Automatic Data Processing, Inc. 64,350 13,638,339
Booz Allen Hamilton Holding Corp.,
Class A 16,830 1,308,869
Broadridge Financial Solutions, Inc. 23,760 3,658,565
18,605,773
Residential REITs -
1.3%
AvalonBay Communities, Inc.,
REIT(a) 44,550 8,152,650
Camden Property Trust, REIT(a) 29,700 3,119,094
Equity Residential, REIT(a) 168,300 11,003,454
Essex Property Trust, Inc., REIT 16,830 4,429,824
26,705,022
Retail REITs -
1.4%
Brixmor Property Group, Inc., REIT 245,520 7,387,697
Federal Realty Investment Trust,
REIT 97,020 10,759,518
Regency Centers Corp., REIT 137,610 10,712,938
28,860,153
Semiconductors & Semiconductor Equipment -
16.7%
Broadcom, Inc. 232,650 97,115,089
KLA Corp. 20,434 35,766,652
Lam Research Corp. 197,010 50,800,999
NVIDIA Corp. 710,820 141,858,347
QUALCOMM, Inc. 168,300 30,223,314
355,764,401
Software -
5.4%
Clear Secure, Inc., Class A 271,260 14,482,571
Intuit, Inc. 42,570 16,538,445
Microsoft Corp. 196,020 79,933,036
Pegasystems, Inc.(a) 104,940 3,835,557
114,789,609
Specialized REITs -
1.9%
EPR Properties, REIT(a) 178,200 9,945,342
Public Storage, REIT(a) 38,610 11,677,594
Rayonier, Inc., REIT(a) 445,500 9,449,055

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
213 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Specialized REITs
(continued)
VICI Properties, Inc., Class A, REIT 320,760 $ 9,366,192
40,438,183
Specialty Retail -
2.1%
Bath & Body Works, Inc. 410,850 7,986,924
Best Buy Co., Inc. 157,410 9,521,731
Home Depot, Inc. (The) 55,440 18,228,672
TJX Cos., Inc. (The) 1,980 310,365
Williams-Sonoma, Inc.(a) 52,470 9,508,089
45,555,781
Technology Hardware, Storage & Peripherals -
8.6%
Apple, Inc. 632,774 171,703,225
NetApp, Inc.(a) 107,910 11,953,191
183,656,416
Textiles, Apparel & Luxury Goods -
0.5%
Tapestry, Inc. 73,260 10,625,630
Tobacco -
2.6%
Altria Group, Inc. 263,340 19,131,651
Philip Morris International, Inc. 223,740 36,932,762
56,064,413
Trading Companies & Distributors -
0.5%
Fastenal Co. 228,690 10,275,042
Total Common Stocks
(Cost $1,451,597,915) 2,103,864,078
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 8.7%(c)
CERTIFICATES OF DEPOSIT - 0.8%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.94%,
5/29/2026(d) $ 1,000,000 1,000,000
(SOFR + 0.35%), 3.98%,
11/18/2026(d) 1,000,000 1,000,369
(SOFR + 0.42%), 4.05%,
4/16/2027(d) 2,000,000 2,000,762
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.97%,
7/1/2026(d) 1,000,000 999,989
KBC Bank NV, New York
3.99%, 6/22/2026 2,000,000 2,000,000
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(d) 1,000,000 1,000,000
(SOFR + 0.25%), 3.89%,
5/27/2026(d) 1,000,000 1,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.94%,
9/24/2026(d) 2,000,000 2,000,484
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.21%), 3.84%,
7/23/2026(d) $ 1,000,000 $ 999,974
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 6/24/2026 1,000,000 1,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.00%,
5/8/2026(d) 2,000,000 2,000,000
(SOFR + 0.31%), 3.95%,
10/9/2026(d) 2,000,000 2,000,584
Total Certificates of Deposit
(Cost $17,000,000) 17,002,162
COMMERCIAL PAPER - 0.1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.93%,
10/15/2026(d) (Cost $2,000,000) 2,000,000 2,000,270
REPURCHASE AGREEMENTS - 7.8%
BofA Securities, Inc.
4.09%, dated 4/30/2026, due
7/31/2026, repurchase price
$8,083,618, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 3.88%, maturing
4/15/2027 - 11/15/2043; total
market value $8,157,938 8,000,000 8,000,000
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$22,955,277, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $266,835,391 22,952,976 22,952,976
Citigroup Global Markets, Inc.
3.63%, dated 4/30/2026, due
5/1/2026, repurchase price
$5,000,504, collateralized by
various U.S. Treasury Securities,
ranging from 3.13% - 3.75%,
maturing 5/15/2028 - 2/15/2029;
total market value $5,026,980 5,000,000 5,000,000
MetLife, Inc.
3.64%, dated 4/30/2026, due
5/1/2026, repurchase price
$37,003,741, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 4.25%,
maturing 11/15/2034 - 8/15/2046;
total market value $37,656,118 37,000,000 37,000,000

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 214
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS (continued)
REPURCHASE AGREEMENTS (continued)
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$49,920,241, collateralized by
various Common Stocks; total
market value $56,990,435 $ 49,915,000 $ 49,915,000
TD Securities (USA) LLC
3.94%, dated 4/30/2026, due
6/4/2026, repurchase price
$2,007,661, collateralized by
various Common Stocks; total
market value $2,221,038 2,000,000 2,000,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$40,004,189, collateralized by
various Common Stocks; total
market value $45,030,233 40,000,000 40,000,000
Total Repurchase Agreements
(Cost $164,867,976) 164,867,976
Total Securities Lending Reinvestments
(Cost $183,867,976) 183,870,408
Total Investments - 107.6%
(Cost $1,635,465,891) 2,287,734,486
Liabilities in excess of other assets - (7.6%) (161,065,095)
NET ASSETS - 100.0% $2,126,669,391
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $211,062,790, collateralized in the
form of cash with a value of $183,867,976 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $5,062,636 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity
dates ranging from May 13, 2026 – April 20, 2071 and
$24,410,620 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.13%, and maturity dates ranging from May 12, 2026 –
February 15, 2056; a total value of $213,341,232.
(b) Represents less than 0.05% of net assets.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $183,870,408.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 710,675,105
Aggregate gross unrealized depreciation (57,006,358)
Net unrealized appreciation $ 653,668,747
Federal income tax cost $ 1,635,695,867

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Index Fund (cont.)
215 FLEXSHARES SEMIANNUAL REPORT
Futures Contracts
FlexShares® Quality Dividend Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 48 06/18/2026 USD $ 17,385,000 $ 1,240,091
S&P Midcap 400 E-Mini Index 15 06/18/2026 USD 5,476,800 390,037
$ 1,630,128
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 98.9%
Securities Lending Reinvestments 8.7
Others
(1)
(7.6)
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 216
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Quality Dividend Defensive Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
99 .2%
Aerospace & Defense -
0 .8%
GE Aerospace 498 $ 144,385
Lockheed Martin Corp. 8,217 4,256,160
4,400,545
Air Freight & Logistics -
1 .0%
CH Robinson Worldwide, Inc. 15,438 2,806,783
Expeditors International of
Washington, Inc. 15,687 2,319,950
5,126,733
Banks -
5 .8%
Bank of America Corp. 8,034 429,498
Commerce Bancshares, Inc.(a) 49,053 2,552,227
Cullen/Frost Bankers, Inc. 18,426 2,670,480
East West Bancorp, Inc. 22,659 2,865,684
JPMorgan Chase & Co. 33,117 10,373,238
Popular, Inc. 18,177 2,732,548
Prosperity Bancshares, Inc.(a) 35,856 2,497,370
Truist Financial Corp. 59,262 3,051,993
US Bancorp 62,001 3,512,977
30,686,015
Beverages -
0 .0% (b)
Coca-Cola Co. (The) 1,245 98,056
Biotechnology -
4 .5%
AbbVie, Inc. 66,732 14,101,806
Amgen, Inc. 10,209 3,534,866
Gilead Sciences, Inc. 45,567 5,961,987
23,598,659
Broadline Retail -
1 .0%
Dillard's, Inc., Class A(a) 3,984 2,267,773
eBay, Inc. 27,888 2,885,850
5,153,623
Building Products -
1 .4%
Carlisle Cos., Inc.(a) 5,439 1,932,259
Masco Corp. 13,219 949,389
Trane Technologies plc 8,715 4,292,486
7,174,134
Capital Markets -
0 .5%
Franklin Resources, Inc.(a) 95,118 2,850,686
Chemicals -
1 .0%
CF Industries Holdings, Inc. 26,643 3,309,061
NewMarket Corp.(a) 3,237 2,186,982
5,496,043
Commercial Services & Supplies -
0 .1%
Rollins, Inc. 10,458 582,824
Investments Shares Value
Communications Equipment -
1 .9%
Cisco Systems, Inc. 108,315 $ 9,910,822
Consumer Finance -
0 .4%
OneMain Holdings, Inc. 39,840 2,341,397
Consumer Staples Distribution & Retail -
0 .3%
Costco Wholesale Corp. 1,400 1,420,342
Containers & Packaging -
0 .4%
Avery Dennison Corp. 11,703 1,918,473
Diversified Consumer Services -
0 .5%
H&R Block, Inc. 84,660 2,686,262
Diversified Telecommunication Services -
0 .2%
Comcast Corp., Class A 39,093 1,057,075
Electric Utilities -
1 .8%
Duke Energy Corp. 31,100 4,029,005
Edison International 39,093 2,716,573
Evergy, Inc. 33,366 2,764,039
9,509,617
Electrical Equipment -
0 .9%
GE Vernova, Inc. 4,233 4,586,286
Entertainment -
0 .6%
Electronic Arts, Inc. 14,773 2,989,612
Financial Services -
1 .4%
Fidelity National Information
Services, Inc. 58,017 2,699,531
Mastercard, Inc., Class A 1,494 751,362
MGIC Investment Corp.(a) 84,162 2,228,610
Visa, Inc., Class A 5,478 1,806,864
7,486,367
Food Products -
0 .8%
Cal-Maine Foods, Inc.(a) 27,639 2,135,389
Hershey Co. (The)(a) 12,699 2,358,712
4,494,101
Ground Transportation -
0 .4%
Landstar System, Inc. 12,201 2,245,838
Health Care Equipment & Supplies -
0 .4%
ResMed, Inc.(a) 9,462 2,023,070
Health Care Providers & Services -
0 .8%
Cencora, Inc. 2,988 920,334
Chemed Corp. 1,494 634,920
McKesson Corp. 3,237 2,638,802
4,194,056
Hotel & Resort REITs -
0 .2%
Host Hotels & Resorts, Inc., REIT 44,820 947,047

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
217 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure -
1 .7%
Domino's Pizza, Inc. 4,921 $ 1,670,286
Las Vegas Sands Corp. 47,061 2,570,001
Vail Resorts, Inc.(a) 14,691 1,868,401
Yum! Brands, Inc. 18,177 2,901,958
9,010,646
Household Products -
3 .4%
Clorox Co. (The) 7,221 696,393
Colgate-Palmolive Co. 16,327 1,393,673
Kimberly-Clark Corp.(a) 26,145 2,573,452
Procter & Gamble Co. (The) 89,889 13,221,773
17,885,291
Independent Power and Renewable Electricity Producers
-
0 .5%
AES Corp. (The) 163,095 2,356,723
Vistra Corp. 3,377 533,025
2,889,748
Insurance -
3 .7%
Aflac, Inc. 24,900 2,830,383
American Financial Group, Inc. 17,928 2,389,265
American International Group, Inc. 36,105 2,700,654
Globe Life, Inc. 17,928 2,766,290
MetLife, Inc. 35,856 2,872,066
Prudential Financial, Inc. 14,193 1,392,475
Unum Group 33,117 2,661,944
Willis Towers Watson plc 7,968 2,041,402
19,654,479
Interactive Media & Services -
5 .5%
Alphabet, Inc., Class A 37,839 14,560,447
Alphabet, Inc., Class C 30,323 11,581,567
Match Group, Inc. 86,652 3,242,518
29,384,532
IT Services -
0 .8%
Accenture plc, Class A 10,956 1,957,947
Amdocs Ltd. 38,097 2,463,733
4,421,680
Leisure Products -
0 .5%
Hasbro, Inc. 26,145 2,505,737
Machinery -
1 .2%
Allison Transmission Holdings, Inc. 7,221 970,141
Caterpillar, Inc. 249 221,636
Illinois Tool Works, Inc. 10,956 2,826,758
Toro Co. (The) 22,410 2,132,760
6,151,295
Media -
1 .0%
New York Times Co. (The), Class A 36,105 2,853,378
Nexstar Media Group, Inc., Class A 11,205 2,332,209
Omnicom Group, Inc.(a) 4,662 357,668
5,543,255
Investments Shares Value
Metals & Mining -
1 .9%
Agnico Eagle Mines Ltd. 19,422 $ 3,655,415
Newmont Corp. 42,579 4,730,101
Southern Copper Corp.(a) 11,202 1,923,271
10,308,787
Mortgage Real Estate Investment Trusts (REITs) -
0 .4%
Starwood Property Trust, Inc.(a) 122,757 2,253,819
Multi-Utilities -
0 .5%
Consolidated Edison, Inc. 25,398 2,831,623
Oil, Gas & Consumable Fuels -
3 .9%
APA Corp. 64,740 2,636,860
Cheniere Energy, Inc. 11,205 3,080,815
ConocoPhillips 50,049 6,295,163
EOG Resources, Inc.(a) 23,655 3,325,183
Exxon Mobil Corp. 16,683 2,574,688
Range Resources Corp.(a) 66,234 2,881,179
20,793,888
Pharmaceuticals -
5 .7%
Bristol-Myers Squibb Co. 78,933 4,782,551
Eli Lilly & Co. 3,885 3,630,921
Johnson & Johnson 59,511 13,678,603
Merck & Co., Inc. 63,495 6,932,384
Pfizer, Inc. 41,729 1,114,164
Zoetis, Inc., Class A 1,120 128,767
30,267,390
Professional Services -
1 .8%
Automatic Data Processing, Inc. 16,327 3,460,344
Booz Allen Hamilton Holding Corp.,
Class A(a) 30,627 2,381,862
Leidos Holdings, Inc. 13,695 2,043,568
Verisk Analytics, Inc., Class A(a) 8,217 1,515,954
9,401,728
Residential REITs -
2 .2%
American Homes 4 Rent, Class A,
REIT 14,514 462,126
AvalonBay Communities, Inc.,
REIT(a) 15,550 2,845,650
Camden Property Trust, REIT(a) 24,402 2,562,698
Equity Residential, REIT 42,828 2,800,095
Essex Property Trust, Inc., REIT 10,458 2,752,650
11,423,219
Retail REITs -
1 .1%
Brixmor Property Group, Inc., REIT 17,181 516,976
Federal Realty Investment Trust,
REIT 24,900 2,761,410
Regency Centers Corp., REIT 34,611 2,694,467
5,972,853
Semiconductors & Semiconductor Equipment -
15 .5%
Broadcom, Inc. 70,716 29,518,980
KLA Corp. 5,229 9,152,580
NVIDIA Corp. 179,529 35,828,602

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 218
Investments Shares Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment
(continued)
QUALCOMM, Inc. 41,832 $ 7,512,191
82,012,353
Software -
5 .2%
Bentley Systems, Inc., Class B(a) 45,816 1,494,518
Clear Secure, Inc., Class A 13,544 723,114
Gen Digital, Inc. 79,929 1,541,830
Intuit, Inc. 8,217 3,192,305
Microsoft Corp. 49,551 20,205,907
Pegasystems, Inc.(a) 12,189 445,508
27,603,182
Specialized REITs -
1 .5%
Public Storage, REIT 9,711 2,937,092
Rayonier, Inc., REIT(a) 110,058 2,334,330
VICI Properties, Inc., Class A, REIT 82,668 2,413,906
7,685,328
Specialty Retail -
2 .4%
Bath & Body Works, Inc. 26,394 513,099
Best Buy Co., Inc. 40,338 2,440,046
Home Depot, Inc. (The) 9,711 3,192,977
TJX Cos., Inc. (The) 43,326 6,791,350
12,937,472
Technology Hardware, Storage & Peripherals -
7 .6%
Apple, Inc. 149,151 40,472,124
Textiles, Apparel & Luxury Goods -
0 .5%
Tapestry, Inc. 18,426 2,672,507
Tobacco -
2 .8%
Altria Group, Inc. 66,483 4,829,990
Philip Morris International, Inc. 61,752 10,193,403
15,023,393
Trading Companies & Distributors -
0 .5%
Fastenal Co. 57,768 2,595,516
Wireless Telecommunication Services -
0 .3%
T-Mobile US, Inc. 7,470 1,460,385
Total Common Stocks
(Cost $387,410,312) 526,139,913
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 4 .5% (c)
REPURCHASE AGREEMENTS - 4 .5%
BofA Securities, Inc.
4.09%, dated 4/30/2026, due
7/31/2026, repurchase price
$1,010,452, collateralized by
various Common Stocks, U.S.
Treasury Securities, ranging
from 0.00% - 3.88%, maturing
4/15/2027 - 11/15/2043; total
market value $1,019,742 $ 1,000,000 $ 1,000,000
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$11,773,429, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $136,856,007 11,772,249 11,772,249
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$5,000,525, collateralized by
various Common Stocks; total
market value $5,708,748 5,000,000 5,000,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$6,000,628, collateralized by
various Common Stocks; total
market value $6,754,535 6,000,000 6,000,000
23,772,249
Total Securities Lending Reinvestments
(Cost $23,772,249) 23,772,249
Total Investments - 103.7%
(Cost $411,182,561) 549,912,162
Liabilities in excess of other assets - (3.7%) (19,615,080)
NET ASSETS - 100.0% $530,297,082
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $30,932,847, collateralized in
the form of cash with a value of $23,772,249 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $2,349,828 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity
dates ranging from May 13, 2026 – April 20, 2071 and
$5,486,613 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
5.00%, and maturity dates ranging from May 12, 2026 –
February 15, 2056; a total value of $31,608,690.
(b) Represents less than 0.05% of net assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Quality Dividend Defensive Index Fund (cont.)
219 FLEXSHARES SEMIANNUAL REPORT
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $23,772,249.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 151,411,127
Aggregate gross unrealized depreciation (12,385,515)
Net unrealized appreciation $ 139,025,612
Federal income tax cost $ 411,182,897
Futures Contracts
FlexShares
®
Quality Dividend Defensive Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
S&P 500 E-Mini Index 11 06/18/2026 USD $ 3,984,063 $ 272,723
S&P 500 Micro E-Mini Index 8 06/18/2026 USD 289,750 23,624
$ 296,347
* This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar
Security Type % of Net Assets
Common Stocks 99 .2%
Securities Lending Reinvestments 4 .5
Others
(1)
( 3 .7 )
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 220
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
98 .5%
Air Freight & Logistics -
0 .9%
Deutsche Post AG 168,119 $ 9,935,540
Automobile Components -
0 .2%
Continental AG 28,952 2,179,690
Automobiles -
1 .5%
Dr Ing hc F Porsche AG (Preference)
(a) 19,740 955,185
Hero MotoCorp Ltd. 117,782 6,327,538
Kia Corp. 23,688 2,424,379
Mercedes-Benz Group AG 57,575 3,348,889
Renault SA 49,350 1,723,386
Subaru Corp.(b) 98,700 1,479,823
16,259,200
Banks -
16 .3%
Banca Monte dei Paschi di Siena
SpA 279,321 2,965,956
Bank Hapoalim BM 347,753 9,307,103
Bank Leumi Le-Israel BM 91,462 2,310,599
Bank Negara Indonesia Persero Tbk.
PT 8,817,200 1,894,858
Bank Polska Kasa Opieki SA 136,535 8,513,217
Bank Rakyat Indonesia Persero Tbk.
PT 12,008,500 2,074,259
BNP Paribas SA 8,883 929,795
CaixaBank SA 781,375 9,935,857
Canara Bank 336,238 477,006
Commonwealth Bank of Australia(b) 8,883 1,109,068
CTBC Financial Holding Co. Ltd. 4,153,000 6,855,147
Danske Bank A/S 63,168 3,245,614
DBS Group Holdings Ltd. 60,200 2,765,263
DNB Bank ASA 98,700 2,977,148
Erste Bank Polska SA 50,008 8,487,609
FinecoBank Banca Fineco SpA 305,641 7,557,858
Grupo Cibest SA (Preference) 15,792 271,726
Grupo Financiero Banorte SAB de
CV, Class O 789,600 8,552,497
HSBC Holdings plc 227,997 4,179,387
ING Bank Slaski SA 3,290 355,524
Intesa Sanpaolo SpA 710,640 4,814,134
Japan Post Bank Co. Ltd. 20,700 355,204
KBC Group NV 63,826 8,479,151
Mitsubishi UFJ Financial Group, Inc. 361,900 6,505,678
NatWest Group plc 1,254,477 9,975,589
Nordea Bank Abp 508,963 9,546,654
Powszechna Kasa Oszczednosci
Bank Polski SA 170,093 4,435,334
Royal Bank of Canada 65,471 11,751,686
Sberbank of Russia PJSC*‡ 1,227,390 —
Skandinaviska Enskilda Banken AB,
Class A 415,527 8,135,920
Swedbank AB, Class A 239,512 8,379,904
Investments Shares Value
Banks
(continued)
Toronto-Dominion Bank (The) 100,016 $ 10,752,583
UniCredit SpA 141,470 10,889,730
178,787,058
Beverages -
0 .7%
Ambev SA 2,730,700 7,952,484
Broadline Retail -
0 .5%
Alibaba Group Holding Ltd., ADR(b) 39,809 5,250,011
Capital Markets -
3 .8%
Brookfield Asset Management Ltd.,
Class A(b) 170,093 8,155,366
Daiwa Securities Group, Inc. 263,200 2,464,797
IGM Financial, Inc.(b) 170,422 9,482,079
Japan Exchange Group, Inc. 394,800 4,694,871
Julius Baer Group Ltd. 30,597 2,507,855
Korea Investment Holdings Co. Ltd. 22,372 3,620,065
Moscow Exchange MICEX-RTS
PJSC*‡ 775,590 —
Nomura Holdings, Inc. 329,000 2,638,005
Partners Group Holding AG(b) 4,935 5,351,167
Schroders plc 308,273 2,429,601
41,343,806
Chemicals -
0 .7%
Mitsubishi Chemical Group Corp. 1,019,900 5,933,715
Nitto Denko Corp. 114,300 2,186,365
8,120,080
Construction & Engineering -
0 .5%
Bouygues SA 44,086 2,600,234
HOCHTIEF AG 5,264 2,823,181
5,423,415
Construction Materials -
0 .9%
Holcim AG 104,951 9,726,806
Consumer Staples Distribution & Retail -
0 .2%
Carrefour SA 138,838 2,760,543
Diversified Telecommunication Services -
2 .9%
BCE, Inc. 96,726 2,300,144
Deutsche Telekom AG (Registered) 89,488 2,894,130
Emirates Integrated
Telecommunications Co. PJSC 2,500,729 7,339,666
Koninklijke KPN NV 927,780 4,967,149
Telefonica SA(b) 611,940 2,769,412
Telenor ASA 135,877 2,227,468
Telkom Indonesia Persero Tbk. PT 28,425,600 4,614,439
Telstra Group Ltd. 681,359 2,606,072
TELUS Corp. 177,002 2,212,037
31,930,517

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
221 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electric Utilities -
2 .4%
Enel SpA 1,283,100 $ 14,937,014
Fortum OYJ 338,212 8,506,097
Malco Energy Ltd.*‡ 722,155 492,425
Origin Energy Ltd.(b) 296,429 2,578,723
26,514,259
Electrical Equipment -
0 .7%
Fujikura Ltd. 197,400 7,521,620
Financial Services -
1 .8%
Banca Mediolanum SpA 395,787 8,649,498
Chailease Holding Co. Ltd. 647,515 2,360,397
ORIX Corp. 246,100 8,284,212
19,294,107
Food Products -
2 .3%
China Feihe Ltd.(a)(b) 11,844,000 5,261,480
Nestle SA (Registered) 117,453 11,872,207
WH Group Ltd.(a) 6,643,000 8,072,936
25,206,623
Gas Utilities -
1 .0%
China Gas Holdings Ltd. 8,027,600 7,439,652
Grupo Energia Bogota SA ESP 2,300,039 1,929,366
Hong Kong & China Gas Co. Ltd.(b) 2,165,000 1,998,143
11,367,161
Health Care Equipment & Supplies -
0 .6%
Coloplast A/S, Class B(b) 37,835 2,339,556
Siemens Healthineers AG(a) 107,912 4,415,326
6,754,882
Hotels, Restaurants & Leisure -
3 .0%
Allwyn AG(b) 441,518 6,266,865
Evolution AB(a)(b) 143,115 9,937,102
Haidilao International Holding Ltd.
(a)(b) 3,825,000 7,011,584
Talabat Holding plc 38,655,855 9,366,907
32,582,458
Household Durables -
0 .1%
Sony Group Corp. 32,900 653,570
Household Products -
0 .5%
Unilever Indonesia Tbk. PT 59,088,400 5,239,786
Independent Power and Renewable Electricity Producers
-
0 .0% (c)
Talwandi Sabo Power Ltd.*‡ 722,155 196,985
Unipro PAO*‡ 125,500,000 —
196,985
Industrial Conglomerates -
1 .1%
Astra International Tbk. PT 17,700,200 6,109,688
Hitachi Ltd. 197,400 6,149,815
12,259,503
Investments Shares Value
Industrial REITs -
0 .7%
CapitaLand Ascendas REIT, REIT 4,058,544 $ 7,935,122
Insurance -
3 .6%
Admiral Group plc 44,744 2,053,837
Aviva plc 162,855 1,379,999
BB Seguridade Participacoes SA 1,283,100 8,724,997
Caixa Seguridade Participacoes SA 2,401,700 8,720,045
Legal & General Group plc(b) 773,808 2,646,598
MS&AD Insurance Group Holdings,
Inc. 329,000 8,469,328
Powszechny Zaklad Ubezpieczen SA 398,090 6,975,953
Tokio Marine Holdings, Inc. 18,400 845,645
39,816,402
Interactive Media & Services -
0 .6%
Tencent Holdings Ltd. 119,600 7,142,030
IT Services -
0 .7%
HCL Technologies Ltd. 352,359 4,451,554
Infosys Ltd. 77,644 966,769
Nomura Research Institute Ltd.(b) 81,800 2,162,124
7,580,447
Machinery -
1 .6%
FANUC Corp. 26,200 1,149,453
GEA Group AG 8,225 562,980
Komatsu Ltd. 197,400 8,259,799
Kone OYJ, Class B 112,518 7,153,817
17,126,049
Marine Transportation -
3 .2%
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 4,606,000 8,466,750
Evergreen Marine Corp. Taiwan Ltd. 1,391,341 8,870,296
Nippon Yusen KK(b) 65,800 2,380,397
Orient Overseas International Ltd.(b) 461,000 8,032,743
Yang Ming Marine Transport Corp. 4,865,231 7,547,100
35,297,286
Metals & Mining -
5 .9%
Barrick Mining Corp. 110,873 4,347,434
BHP Group Ltd.(b) 393,155 15,184,430
China Hongqiao Group Ltd.(b) 1,748,500 7,294,205
Fortescue Ltd.(b) 628,719 8,882,144
GMK Norilskiy Nickel PAO*‡ 1,631,500 —
Kumba Iron Ore Ltd.(b) 357,294 6,685,463
Lundin Gold, Inc. 68,103 4,567,719
Rio Tinto Ltd.(b) 30,926 3,722,013
Rio Tinto plc 86,856 8,672,424
Severstal PAO*‡ 58,985 —
Vedanta Aluminium Metal Ltd.*‡ 722,155 2,856,017
Vedanta Iron and Steel Ltd.*‡ 722,155 137,867
Vedanta Ltd. 722,155 2,066,099
64,415,815
Multi-Utilities -
0 .4%
Engie SA 140,812 4,636,589

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 222
Investments Shares Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels -
7 .8%
BP plc 1,213,023 $ 9,622,870
Canadian Natural Resources Ltd. 162,526 7,742,404
Ecopetrol SA 3,771,327 2,701,218
Equinor ASA 326,368 13,044,055
PetroChina Co. Ltd., Class H 2,746,000 4,216,931
PTT Exploration & Production PCL,
NVDR 1,941,100 9,170,317
Shell plc 74,025 3,345,586
Suncor Energy, Inc. 33,229 2,272,394
TotalEnergies SE 128,639 11,964,859
Turkiye Petrol Rafinerileri A/S 443,821 2,661,860
United Tractors Tbk. PT 4,737,600 7,950,738
Var Energi ASA 665,567 3,357,670
Woodside Energy Group Ltd.(b) 178,647 4,309,104
Yankuang Energy Group Co. Ltd.,
Class H(b) 1,316,000 2,751,694
85,111,700
Paper & Forest Products -
0 .2%
UPM-Kymmene OYJ 81,592 2,437,772
Passenger Airlines -
0 .8%
Eva Airways Corp. 6,023,322 6,368,454
Singapore Airlines Ltd. 460,600 2,274,881
8,643,335
Pharmaceuticals -
5 .3%
Astellas Pharma, Inc. 197,400 2,811,632
AstraZeneca plc 22,701 4,302,575
Chugai Pharmaceutical Co. Ltd. 32,900 1,703,943
Novartis AG (Registered) 97,384 14,432,332
Novo Nordisk A/S, Class B 351,372 15,017,194
Roche Holding AG 47,705 19,422,380
Roche Holding AG - BR 658 274,794
Sanofi SA 2,632 246,442
58,211,292
Professional Services -
3 .0%
Bureau Veritas SA(b) 174,041 5,320,378
Intertek Group plc 139,825 9,000,357
RELX plc 131,271 4,784,087
SGS SA (Registered)(b) 42,741 4,625,789
Wolters Kluwer NV 118,440 9,228,132
32,958,743
Real Estate Management & Development -
0 .8%
China Resources Land Ltd. 535,500 2,221,637
CK Asset Holdings Ltd. 987,000 6,156,033
8,377,670
Retail REITs -
0 .8%
Klepierre SA, REIT 206,941 8,365,239
Semiconductors & Semiconductor Equipment -
13 .0%
Advantest Corp. 118,500 21,370,154
ASML Holding NV 8,377 12,012,084
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Lasertec Corp. 2,900 $ 790,026
MediaTek, Inc. 234,296 19,300,054
Novatek Microelectronics Corp. 708,945 9,151,431
Realtek Semiconductor Corp. 454,500 7,703,025
SK hynix, Inc. 8,225 7,131,439
Taiwan Semiconductor Manufacturing
Co. Ltd. 682,943 46,018,820
Tokyo Electron Ltd. 69,400 19,659,015
143,136,048
Software -
0 .1%
SAP SE 6,251 1,066,913
Specialty Retail -
1 .0%
Chow Tai Fook Jewellery Group Ltd.
(b) 3,816,400 5,178,660
H & M Hennes & Mauritz AB, Class
B(b) 131,600 2,341,288
Industria de Diseno Textil SA(b) 53,956 3,201,364
10,721,312
Technology Hardware, Storage & Peripherals -
1 .4%
Samsung Electronics Co. Ltd. 105,280 15,651,456
Textiles, Apparel & Luxury Goods -
0 .6%
Bosideng International Holdings Ltd.
(b) 10,852,000 5,901,327
LVMH Moet Hennessy Louis Vuitton
SE 1,974 1,045,262
6,946,589
Tobacco -
1 .9%
British American Tobacco plc 152,656 8,967,484
Imperial Brands plc 209,902 7,989,162
Japan Tobacco, Inc.(b) 98,700 3,694,046
20,650,692
Trading Companies & Distributors -
0 .5%
Mitsubishi Corp.(b) 175,900 5,601,232
Transportation Infrastructure -
0 .7%
Aena SME SA(a)(b) 32,242 878,971
Grupo Aeroportuario del Sureste
SAB de CV, Class B 223,720 6,800,771
7,679,742
Wireless Telecommunication Services -
1 .3%
Mobile Telecommunications Co.
KSCP 1,254,806 2,325,982
Tele2 AB, Class B 408,618 8,367,219
Vodafone Group plc 2,034,536 3,241,528
13,934,729
Total Common Stocks
(Cost $866,877,983) 1,080,704,308

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
223 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
SECURITIES LENDING REINVESTMENTS - 1 .4% (d)
REPURCHASE AGREEMENTS - 1 .4%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$463,167, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $5,383,918 $ 463,121 $ 463,121
Citigroup Global Markets, Inc.
3.63%, dated 4/30/2026, due
5/1/2026, repurchase price
$7,000,706, collateralized by
various U.S. Treasury Securities,
ranging from 3.13% - 3.75%,
maturing 5/15/2028 - 2/15/2029;
total market value $7,037,772 7,000,000 7,000,000
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$4,000,420, collateralized by
various Common Stocks; total
market value $4,566,999 4,000,000 4,000,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$4,000,419, collateralized by
various Common Stocks; total
market value $4,503,023 4,000,000 4,000,000
15,463,121
Total Securities Lending Reinvestments
(Cost $15,463,121) 15,463,121
Total Investments - 99.9%
(Cost $882,341,104) 1,096,167,429
Other assets less liabilities - 0.1% 1,098,125
NET ASSETS - 100.0% $1,097,265,554
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $123,787,496, collateralized in
the form of cash with a value of $15,463,121 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $41,512,482 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – June 30, 2120 and
$75,561,126 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
February 15, 2056; a total value of $132,536,729.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $15,463,121.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 258,876,903
Aggregate gross unrealized depreciation (49,838,261)
Net unrealized appreciation $ 209,038,642
Federal income tax cost $ 887,911,187

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 224
Futures Contracts
FlexShares
®
International Quality Dividend Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE Index 79 06/19/2026 USD $ 12,032,095 $ 441,625
MSCI Emerging Markets Index 57 06/19/2026 USD 4,657,470 396,357
$ 837,982
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
USD 1,654,911 UBS AG CHF 1,282,364 06/17/2026 $ 7,104
USD 1,299,179 Morgan Stanley EUR 1,098,000 06/17/2026 8,477
USD 444,554 JPMorgan Chase Bank NA INR
*
41,338,000 06/17/2026 10,744
USD 378,492 Citibank NA KRW
*
557,330,039 06/17/2026 2,253
USD 163,028 BNP Paribas SA SGD 206,000 06/17/2026 755
Total unrealized appreciation $ 29,333
CAD 621,313 Bank of Montreal USD 458,585 06/17/2026 $ (1,234)
HKD 2,926,000 Bank of Montreal USD 375,475 06/17/2026 (1,329)
HKD 2,107,000 UBS AG USD 269,717 06/17/2026 (297)
USD 424,119 Morgan Stanley AUD 597,000 06/17/2026 (4,733)
USD 36,617 Citibank NA BRL
*
193,155 06/17/2026 (1,716)
USD 403,286 Bank of Montreal DKK 2,598,779 06/17/2026 (5,735)
USD 1,100,593 Toronto-Dominion Bank (The) EUR 948,812 06/17/2026 (14,739)
USD 892,404 Citibank NA GBP 671,000 06/17/2026 (19,311)
USD 364,054 Toronto-Dominion Bank (The) GBP 271,955 06/17/2026 (5,462)
USD 1,364,593 Citibank NA JPY 216,308,000 06/17/2026 (21,056)
USD 956,187 JPMorgan Chase Bank NA JPY 150,718,715 06/17/2026 (9,303)
Total unrealized depreciation $ (84,915)
Net unrealized depreciation $ (55,582)
* Non-deliverable forward. See Note 2 in the Notes to Financial Statements.
Abbreviations:
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Index Fund (cont.)
225 FLEXSHARES SEMIANNUAL REPORT
FlexShares® International Quality Dividend Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 3 .5%
Belgium 0 .8
Brazil 2 .3
Canada 5 .8
China 6 .9
Colombia 0 .5
Denmark 1 .9
Finland 1 .7
France 3 .6
Germany 2 .6
Greece 0 .6
Hong Kong 1 .5
India 1 .6
Indonesia 2 .5
Israel 1 .1
Italy 4 .5
Japan 11 .7
Kuwait 0 .2
Mexico 1 .4
Netherlands 2 .4
Norway 2 .0
Poland 2 .6
Singapore 1 .2
South Africa 0 .6
South Korea 2 .6
Spain 1 .5
Sweden 4 .3
Switzerland 6 .2
Taiwan 10 .4
Thailand 0 .8
Turkey 0 .2
United Arab Emirates 1 .5
United Kingdom 7 .5
Other
1
1 .5
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 98 .5%
Securities Lending Reinvestments 1 .4
Others
(1)
0 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 226
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
International Quality Dividend Dynamic Index Fund
April 30, 2026 (Unaudited)
Investments Shares Value
COMMON STOCKS -
97 .9%
Air Freight & Logistics -
0 .9%
Deutsche Post AG 15,225 $ 899,771
Automobile Components -
0 .8%
Continental AG 2,500 188,216
Magna International, Inc. 3,925 249,295
Sumitomo Electric Industries Ltd. 5,700 370,652
808,163
Automobiles -
1 .1%
Dr Ing hc F Porsche AG (Preference)
(a) 4,350 210,489
Isuzu Motors Ltd. 11,100 152,009
Kia Corp. 2,850 291,687
Mercedes-Benz Group AG 4,925 286,466
Renault SA 5,700 199,054
1,139,705
Banks -
17 .9%
Banca Monte dei Paschi di Siena
SpA 25,400 269,709
Bank Negara Indonesia Persero Tbk.
PT 777,500 167,088
Bank Polska Kasa Opieki SA 12,475 777,840
Bank Rakyat Indonesia Persero Tbk.
PT 1,072,500 185,256
Barclays plc 98,100 575,137
BNP Paribas SA 10,500 1,099,048
CaixaBank SA 38,075 484,156
Chongqing Rural Commercial Bank
Co. Ltd., Class H 175,000 155,258
Danske Bank A/S 5,850 300,577
DBS Group Holdings Ltd. 12,500 574,182
DNB Bank ASA 2,475 74,655
Erste Bank Polska SA 4,575 776,492
FinecoBank Banca Fineco SpA 16,900 417,901
Grupo Cibest SA (Preference) 10,200 175,507
Grupo Financiero Banorte SAB de
CV, Class O 70,000 758,200
HSBC Holdings plc 107,000 1,961,405
ING Bank Slaski SA 1,925 208,019
Intesa Sanpaolo SpA 196,025 1,327,945
KBC Group NV 5,775 767,197
Komercni Banka A/S 3,375 179,683
Mitsubishi UFJ Financial Group, Inc. 92,500 1,662,822
NatWest Group plc 113,100 899,370
Nedbank Group Ltd. 13,275 212,352
Nordea Bank Abp 45,750 858,136
Powszechna Kasa Oszczednosci
Bank Polski SA 24,075 627,778
Royal Bank of Canada 5,300 951,321
Sberbank of Russia PJSC
(Preference)*‡ 31,920 —
Investments Shares Value
Banks
(continued)
Skandinaviska Enskilda Banken AB,
Class A 36,950 $ 723,472
Swedbank AB, Class A 21,900 766,224
Woori Financial Group, Inc. 8,625 193,935
18,130,665
Beverages -
0 .7%
Ambev SA 245,000 713,501
Broadline Retail -
1 .2%
Alibaba Group Holding Ltd., ADR(b) 2,125 280,245
JD.com, Inc., ADR(b) 30,675 930,066
1,210,311
Building Products -
0 .1%
Cie de Saint-Gobain SA 1,000 91,076
Capital Markets -
3 .3%
Brookfield Asset Management Ltd.,
Class A 15,225 729,986
Daiwa Securities Group, Inc. 10,000 93,647
EQT AB(b) 5,575 178,725
Hong Kong Exchanges & Clearing
Ltd. 8,100 426,416
Julius Baer Group Ltd. 8,950 733,578
Korea Investment Holdings Co. Ltd. 1,250 202,265
Nomura Holdings, Inc. 30,000 240,548
Partners Group Holding AG(b) 675 731,923
3,337,088
Chemicals -
0 .6%
Shin-Etsu Chemical Co. Ltd. 12,500 577,997
Construction & Engineering -
0 .2%
Bouygues SA 4,100 241,822
Construction Materials -
0 .9%
Holcim AG 9,500 880,455
Consumer Staples Distribution & Retail -
0 .1%
Carrefour SA 2,875 57,164
Diversified Telecommunication Services -
1 .1%
BCE, Inc.(b) 6,500 154,570
Telefonica SA(b) 55,100 249,362
Telkom Indonesia Persero Tbk. PT 3,060,000 496,742
TELUS Corp. 14,825 185,271
1,085,945
Electric Utilities -
2 .3%
Enel SpA 112,250 1,306,741
Fortum OYJ 31,350 788,459
Malco Energy Ltd.*‡ 48,450 33,037
Origin Energy Ltd.(b) 26,800 233,141
2,361,378

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
227 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Electrical Equipment -
1 .6%
Fujikura Ltd. 36,000 $ 1,371,724
Siemens Energy AG 1,100 233,012
1,604,736
Electronic Equipment, Instruments & Components -
0 .3%
TDK Corp. 15,900 293,283
Energy Equipment & Services -
0 .8%
Tenaris SA 24,825 792,964
Financial Services -
1 .0%
Banca Mediolanum SpA 35,800 782,371
Chailease Holding Co. Ltd. 61,000 222,364
1,004,735
Food Products -
1 .0%
Charoen Pokphand Foods PCL,
NVDR 277,500 164,300
China Feihe Ltd.(a)(b) 200,000 88,846
Nestle SA (Registered) 325 32,851
WH Group Ltd.(a) 612,500 744,343
1,030,340
Gas Utilities -
1 .0%
China Gas Holdings Ltd. 570,000 528,253
ENN Energy Holdings Ltd. 12,500 97,495
Grupo Energia Bogota SA ESP 226,400 189,913
Hong Kong & China Gas Co. Ltd. 225,000 207,659
1,023,320
Health Care Equipment & Supplies -
1 .3%
Siemens Healthineers AG(a) 16,425 672,045
Sonova Holding AG (Registered) 1,550 339,313
Straumann Holding AG (Registered)
(b) 3,175 343,057
1,354,415
Hotels, Restaurants & Leisure -
2 .9%
Allwyn AG 39,450 559,950
Evolution AB(a)(b) 13,100 909,590
Haidilao International Holding Ltd.
(a)(b) 350,000 641,583
Talabat Holding plc 3,498,475 847,734
2,958,857
Household Products -
0 .2%
Unilever Indonesia Tbk. PT 2,310,000 204,844
Independent Power and Renewable Electricity Producers
-
0 .0% (c)
Talwandi Sabo Power Ltd.*‡ 48,450 13,216
Industrial Conglomerates -
2 .0%
Astra International Tbk. PT 525,000 181,217
Hitachi Ltd. 61,000 1,900,399
2,081,616
Investments Shares Value
Insurance -
3 .7%
Ageas SA/NV 1,025 $ 80,198
BB Seguridade Participacoes SA 115,000 781,993
Caixa Seguridade Participacoes SA 177,500 644,464
Daiichi Life Group, Inc. 30,000 275,677
Legal & General Group plc(b) 69,525 237,791
Manulife Financial Corp. 12,225 479,713
Ping An Insurance Group Co. of
China Ltd., Class H(b) 46,500 373,959
Powszechny Zaklad Ubezpieczen SA 35,550 622,962
Tokio Marine Holdings, Inc. 5,000 229,795
3,726,552
Interactive Media & Services -
0 .4%
Tencent Holdings Ltd. 7,500 447,870
IT Services -
0 .8%
HCL Technologies Ltd. 38,225 482,919
Infosys Ltd. 12,850 159,999
Tech Mahindra Ltd. 14,275 221,614
864,532
Machinery -
3 .2%
FANUC Corp. 5,400 236,910
Komatsu Ltd. 17,500 732,252
Kone OYJ, Class B 7,250 460,950
Metso OYJ 11,750 202,340
Techtronic Industries Co. Ltd. 50,000 714,217
VAT Group AG(a) 1,175 875,935
3,222,604
Marine Transportation -
3 .1%
AP Moller - Maersk A/S, Class A 8 18,763
AP Moller - Maersk A/S, Class B(b) 75 177,607
COSCO SHIPPING Holdings Co.
Ltd., Class H(b) 412,500 758,257
Evergreen Marine Corp. Taiwan Ltd. 125,000 796,920
Orient Overseas International Ltd.(b) 41,000 714,409
Yang Ming Marine Transport Corp. 437,000 677,888
3,143,844
Media -
0 .9%
Publicis Groupe SA 9,550 889,265
Metals & Mining -
5 .7%
Antofagasta plc 1,400 67,525
Barrick Mining Corp. 22,750 892,049
BHP Group Ltd.(b) 35,900 1,386,530
China Hongqiao Group Ltd.(b) 162,500 677,900
Fortescue Ltd.(b) 56,775 802,081
GMK Norilskiy Nickel PAO*‡ 212,800 —
Kumba Iron Ore Ltd.(b) 32,000 598,764
NMDC Ltd. 213,275 203,065
Rio Tinto plc 7,900 788,801
Severstal PAO*‡ 7,952 —
Vedanta Aluminium Metal Ltd.*‡ 48,450 191,613
Vedanta Iron and Steel Ltd.*‡ 48,450 9,250

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 228
Investments Shares Value
COMMON STOCKS (continued)
Metals & Mining
(continued)
Vedanta Ltd. 48,450 $ 138,616
5,756,194
Oil, Gas & Consumable Fuels -
7 .2%
Aker BP ASA 7,875 305,261
BP plc 87,025 690,366
Canadian Natural Resources Ltd. 15,050 716,951
Cenovus Energy, Inc. 13,975 408,028
Ecopetrol SA 320,875 229,827
Equinor ASA 11,900 475,611
Ovintiv, Inc. 13,250 815,538
PTT Exploration & Production PCL,
NVDR 177,500 838,561
TC Energy Corp. 3,475 232,535
TotalEnergies SE 10,175 946,388
Turkiye Petrol Rafinerileri A/S 20,900 125,350
United Tractors Tbk. PT 312,500 524,444
Var Energi ASA 59,575 300,546
Woodside Energy Group Ltd.(b) 15,825 381,711
Yankuang Energy Group Co. Ltd.,
Class H(b) 132,000 276,006
7,267,123
Paper & Forest Products -
0 .2%
UPM-Kymmene OYJ 7,700 230,057
Passenger Airlines -
0 .8%
Eva Airways Corp. 600,000 634,380
Singapore Airlines Ltd. 42,500 209,905
844,285
Pharmaceuticals -
3 .9%
AstraZeneca plc 850 161,103
Novartis AG (Registered) 4,325 640,966
Novo Nordisk A/S, Class B 45,925 1,962,776
Roche Holding AG 475 193,389
Sanofi SA 10,700 1,001,872
3,960,106
Professional Services -
1 .0%
Bureau Veritas SA(b) 17,325 529,620
Intertek Group plc 8,375 539,088
1,068,708
Real Estate Management & Development -
1 .0%
CK Asset Holdings Ltd. 125,000 779,640
Henderson Land Development Co.
Ltd.(b) 39,000 153,237
Sun Hung Kai Properties Ltd. 5,000 86,676
1,019,553
Semiconductors & Semiconductor Equipment -
12 .9%
Advantest Corp. 5,300 955,796
ASML Holding NV 575 824,513
BE Semiconductor Industries NV(b) 1,400 405,969
Disco Corp. 700 330,602
Investments Shares Value
Semiconductors & Semiconductor Equipment
(continued)
Lasertec Corp. 3,800 $ 1,035,206
MediaTek, Inc. 21,650 1,783,412
Novatek Microelectronics Corp. 64,000 826,145
Realtek Semiconductor Corp. 13,000 220,329
SK hynix, Inc. 825 715,312
Taiwan Semiconductor Manufacturing
Co. Ltd. 58,000 3,908,220
Tokyo Electron Ltd. 6,400 1,812,935
United Microelectronics Corp. 125,000 304,960
13,123,399
Software -
0 .0% (c)
SAP SE 225 38,402
Specialty Retail -
1 .5%
Chow Tai Fook Jewellery Group Ltd.
(b) 330,000 447,793
H & M Hennes & Mauritz AB, Class
B(b) 12,450 221,497
Industria de Diseno Textil SA(b) 14,800 878,127
1,547,417
Technology Hardware, Storage & Peripherals -
3 .4%
Asustek Computer, Inc. 14,000 256,719
Lenovo Group Ltd.(b) 200,000 298,197
Lite-On Technology Corp. 39,800 208,518
Logitech International SA
(Registered) 3,800 372,881
Pegatron Corp. 336,000 872,755
Quanta Computer, Inc. 30,000 295,886
Samsung Electronics Co. Ltd. 7,575 1,126,138
3,431,094
Textiles, Apparel & Luxury Goods -
1 .0%
Bosideng International Holdings Ltd.
(b) 1,000,000 543,801
Cie Financiere Richemont SA
(Registered) 1,450 275,334
LVMH Moet Hennessy Louis Vuitton
SE 200 105,903
Shenzhou International Group
Holdings Ltd. 20,000 119,483
1,044,521
Tobacco -
1 .5%
British American Tobacco plc 13,525 794,500
Imperial Brands plc 10,100 384,420
Japan Tobacco, Inc.(b) 8,100 303,159
1,482,079
Trading Companies & Distributors -
0 .8%
Marubeni Corp. 10,000 387,480
Mitsui & Co. Ltd. 5,000 188,124
Rexel SA 5,525 231,764
807,368

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
229 FLEXSHARES SEMIANNUAL REPORT
Investments Shares Value
COMMON STOCKS (continued)
Transportation Infrastructure -
0 .6%
Grupo Aeroportuario del Sureste
SAB de CV, Class B 20,500 $ 623,171
Wireless Telecommunication Services -
1 .0%
Mobile Telecommunications Co.
KSCP 120,250 222,902
SoftBank Group Corp. 2,500 83,262
Tele2 AB, Class B 19,850 406,466
Vodafone Group plc 188,625 300,527
1,013,157
Total Common Stocks
(Cost $76,386,035) 99,448,668
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .6% (d)
REPURCHASE AGREEMENTS - 0 .6%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$559,060, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $6,498,598 $ 559,004 559,004
National Bank of Canada Financial Inc.
3.78%, dated 4/30/2026, due
5/1/2026, repurchase price
$25,003, collateralized by various
Common Stocks; total market
value $28,544 25,000 25,000
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$25,003, collateralized by various
Common Stocks; total market
value $28,144 25,000 25,000
609,004
Total Securities Lending Reinvestments
(Cost $609,004) 609,004
Total Investments - 98.5%
(Cost $76,995,039) 100,057,672
Other assets less liabilities - 1.5% 1,488,343
NET ASSETS - 100.0% $101,546,015
* Non-income producing security.
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies
to securities offerings that are made outside of the
United States and do not involve direct selling efforts in
the United States and as such may have restrictions on
resale.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $12,849,909, collateralized in
the form of cash with a value of $609,004 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $3,608,949 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.25%, and maturity dates
ranging from May 13, 2026 – June 30, 2120 and
$9,513,354 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 14, 2026 –
February 15, 2056; a total value of $13,731,307.
(c) Represents less than 0.05% of net assets.
(d) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $609,004.
Percentages shown are based on Net Assets.
Abbreviations
ADR — American Depositary Receipt
NVDR — Non-Voting Depositary Receipt
OYJ — Public Limited Company
PJSC — Public Joint Stock Company
Preference — A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 26,402,537
Aggregate gross unrealized depreciation (3,547,823)
Net unrealized appreciation $ 22,854,714
Federal income tax cost $ 77,305,705

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 230
Futures Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation *
Long Contracts
MSCI EAFE Index 9 06/19/2026 USD $ 1,370,745 $ 53,118
MSCI Emerging Markets Index 8 06/19/2026 USD 653,680 59,206
$ 112,324
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Forward Foreign Currency Contracts
FlexShares
®
International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2026:
Contracts to Receive Counterparty In Exchange For Maturity Date
Unrealized
Appreciation/
(Depreciation)
CHF 40,000 Citibank NA USD 51,386 06/17/2026 $ 13
USD 70,966 UBS AG CHF 55,000 06/17/2026 292
Total unrealized appreciation $ 305
CAD 45,542 Bank of Montreal USD 33,614 06/17/2026 $ (90)
GBP 30,000 Citibank NA USD 40,764 06/17/2026 (1)
USD 33,283 Citibank NA CAD 45,542 06/17/2026 (240)
USD 127,935 Citibank NA CHF 100,000 06/17/2026 (563)
USD 57,418 Bank of Montreal DKK 370,000 06/17/2026 (817)
USD 34,521 Citibank NA EUR 30,000 06/17/2026 (744)
USD 115,997 Toronto-Dominion Bank (The) EUR 100,000 06/17/2026 (1,554)
USD 146,296 Citibank NA GBP 110,000 06/17/2026 (3,166)
USD 40,160 Toronto-Dominion Bank (The) GBP 30,000 06/17/2026 (602)
USD 139,140 Citibank NA JPY 22,030,000 06/17/2026 (1,982)
USD 12,688 JPMorgan Chase Bank NA JPY 2,000,000 06/17/2026 (123)
Total unrealized depreciation $ (9,882)
Net unrealized depreciation $ (9,577)
Abbreviations:
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
International Quality Dividend Dynamic Index Fund (cont.)
231 FLEXSHARES SEMIANNUAL REPORT
FlexShares® International Quality Dividend Dynamic Index invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 2 .8%
Belgium 0 .8
Brazil 2 .1
Canada 5 .7
China 7 .3
Colombia 0 .6
Czech Republic 0 .2
Denmark 2 .4
Finland 1 .7
France 5 .3
Germany 2 .5
Greece 0 .6
Hong Kong 3 .1
India 1 .4
Indonesia 1 .7
Italy 4 .8
Japan 13 .0
Kuwait 0 .2
Mexico 1 .4
Netherlands 1 .2
Norway 1 .1
Poland 3 .0
Singapore 0 .8
South Africa 0 .8
South Korea 2 .5
Spain 1 .6
Sweden 4 .0
Switzerland 5 .3
Taiwan 10 .8
Thailand 1 .0
Turkey 0 .1
United Arab Emirates 0 .8
United Kingdom 7 .3
Other
1
2 .1
100.0%
1
Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).
Security Type % of Net Assets
Common Stocks 97 .9%
Securities Lending Reinvestments 0 .6
Others
(1)
1 .5
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 232
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
iBoxx
®
3-Year Target Duration TIPS Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .8%
U.S. Treasury Inflation Linked Bonds
1.75%, 1/15/2028
$ 42,816,597
$ 43,481,526
3.63%, 4/15/2028
60,540,165
63,696,632
2.50%, 1/15/2029
155,212,069
161,418,984
3.88%, 4/15/2029
277,372,452
299,835,099
3.38%, 4/15/2032
16,501,242
18,291,964
U.S. Treasury Inflation Linked Notes
0.38%, 7/15/2027
86,886,936
86,979,497
1.63%, 10/15/2027
79,092,546
80,395,010
0.50%, 1/15/2028
90,791,879
90,294,158
1.25%, 4/15/2028
77,538,669
78,030,505
0.75%, 7/15/2028
84,029,210
84,018,530
2.38%, 10/15/2028
80,301,295
83,319,966
0.88%, 1/15/2029
338,347,857
337,144,624
2.13%, 4/15/2029
328,738,427
338,598,870
0.25%, 7/15/2029
116,546,507
113,893,803
1.63%, 10/15/2029
86,310,775
88,068,960
0.13%, 1/15/2030
92,343,532
88,883,382
1.63%, 4/15/2030
95,392,061
96,842,364
0.13%, 7/15/2030
95,913,189
91,926,490
1.13%, 10/15/2030
97,369,869
97,095,656
0.13%, 1/15/2031
95,575,311
90,493,983
1.25%, 4/15/2031
52,506,461
52,230,902
0.13%, 7/15/2031
101,014,863
95,091,624
Total U.S. Treasury Obligations
(Cost $2,554,076,372) 2,580,032,529
Total Investments - 99.8%
(Cost $2,554,076,372) 2,580,032,529
Other assets less liabilities - 0.2% 4,468,818
NET ASSETS - 100.0% $2,584,501,347
Percentages shown are based on Net Assets.
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 24,882,489
Aggregate gross unrealized depreciation (62,825)
Net unrealized appreciation $ 24,819,664
Federal income tax cost $ 2,555,212,865
Security Type % of Net Assets
U.S. Treasury Obligations 99 .8%
Others
(1)
0 .2
100 .0%

233 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
iBoxx
®
5-Year Target Duration TIPS Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .9%
U.S. Treasury Inflation Linked Bonds
3.38%, 4/15/2032
$ 24,299,887
$ 26,936,923
U.S. Treasury Inflation Linked Notes
0.25%, 7/15/2029
44,289,410
43,281,343
1.63%, 10/15/2029
42,327,144
43,189,365
0.13%, 1/15/2030(a)
45,413,498
43,711,836
1.63%, 4/15/2030
46,912,765
47,626,008
0.13%, 7/15/2030
49,668,329
47,603,830
1.13%, 10/15/2030
144,126,722
143,720,833
0.13%, 1/15/2031
142,246,341
134,683,715
1.25%, 4/15/2031
77,333,621
76,927,767
0.13%, 7/15/2031
148,736,308
140,014,812
0.13%, 1/15/2032
51,655,726
47,940,238
0.63%, 7/15/2032
46,766,982
44,466,987
1.13%, 1/15/2033
47,308,087
45,917,523
1.38%, 7/15/2033
43,848,337
43,185,275
1.75%, 1/15/2034
47,185,250
47,289,576
1.88%, 7/15/2034
49,373,629
49,937,046
Total U.S. Treasury Obligations
(Cost $1,018,382,874) 1,026,433,077
Total Investments - 99.9%
(Cost $1,018,382,874) 1,026,433,077
Other assets less liabilities - 0.1% 1,519,154
NET ASSETS - 100.0% $1,027,952,231
(a)
The security or a portion of this security is on loan at April
30, 2026. The total value of securities on loan at April
30, 2026 was $40,824,470, collateralized in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 6.50%, and maturity dates
ranging from December 1, 2026 – June 30, 2120; a total
value of $42,758,521.
Percentages shown are based on Net Assets.
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,791,769
Aggregate gross unrealized depreciation (1,465,322)
Net unrealized appreciation $ 326,447
Federal income tax cost $ 1,026,106,630
Security Type % of Net Assets
U.S. Treasury Obligations 99 .9%
Others
(1)
0 .1
100 .0%

FLEXSHARES SEMIANNUAL REPORT 234
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Disciplined Duration MBS Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 99 .3%
FHLMC
2.50%, 4/1/2028 $ 361,134 $ 357,212
2.50%, 5/1/2028 149,910 147,770
2.50%, 6/1/2028 172,013 169,457
3.00%, 6/1/2029 250,729 246,997
3.00%, 8/1/2029 184,494 183,503
2.50%, 12/1/2030 470,581 455,039
3.00%, 1/1/2032 605,136 588,387
2.50%, 2/1/2032 751,225 722,382
3.00%, 9/1/2032 399,874 388,406
5.00%, 5/1/2034 24,516 24,495
5.00%, 7/1/2035 6,880 6,949
5.00%, 10/1/2035 11,419 11,572
5.00%, 12/1/2035 50,457 51,133
6.00%, 1/1/2037 37,355 39,203
6.00%, 4/1/2037 21,199 22,246
6.00%, 5/1/2037 32,602 34,209
5.00%, 2/1/2038 26,699 27,000
5.00%, 7/1/2038 31,106 31,523
5.00%, 10/1/2038 27,668 28,039
5.00%, 2/1/2039 63,766 64,620
5.00%, 5/1/2039 34,161 34,620
5.00%, 6/1/2039 11,621 11,777
5.00%, 7/1/2039 33,455 33,905
5.00%, 9/1/2039 3,167 3,209
6.00%, 11/1/2039 20,939 21,972
5.00%, 1/1/2040 9,485 9,612
6.00%, 4/1/2040 24,171 25,272
6.00%, 5/1/2040 59,197 62,070
6.00%, 7/1/2040 86,841 91,123
4.00%, 1/1/2041 8,828 8,518
5.00%, 5/1/2041 79,639 80,710
3.50%, 11/1/2041 44,632 42,142
3.00%, 3/1/2042 7,352 6,733
3.00%, 4/1/2042 55,613 50,934
3.00%, 6/1/2042 47,803 43,781
3.50%, 7/1/2042 444,096 417,893
3.00%, 8/1/2042 26,062 23,869
3.00%, 12/1/2042 55,389 50,724
3.00%, 1/1/2043 29,693 27,178
3.00%, 2/1/2043 14,177 13,015
3.00%, 4/1/2043 19,307 17,658
3.00%, 6/1/2043 10,720 9,818
3.50%, 8/1/2043 496,819 466,321
3.00%, 10/1/2043 38,501 35,233
4.00%, 8/1/2044 8,447 8,092
5.00%, 8/1/2044 21,390 21,677
4.00%, 1/1/2045 25,820 24,750
4.00%, 2/1/2045 54,513 52,494
4.00%, 8/1/2045 61,734 59,141
4.00%, 9/1/2045 10,367 9,930
4.00%, 10/1/2045 107,235 102,661
4.00%, 11/1/2045 21,883 20,946
4.00%, 12/1/2045 8,937 8,555
Investments
Principal
Amount Value
4.00%, 1/1/2046 $ 28,344 $ 27,154
2.50%, 9/1/2046 17,659 15,251
3.00%, 11/1/2046 17,025 15,444
FHLMC UMBS
3.00%, 8/1/2026 2,138 2,130
3.00%, 1/1/2027 7,133 7,096
3.00%, 2/1/2027 4,526 4,500
3.00%, 4/1/2027 29,629 29,429
2.50%, 6/1/2027 4,504 4,461
2.50%, 3/1/2028 205,583 202,681
2.50%, 7/1/2028 688,030 676,691
2.50%, 8/1/2030 429,215 415,703
2.50%, 11/1/2030 11,048 10,830
3.00%, 5/1/2031 11,991 11,792
2.00%, 8/1/2031 15,332 14,622
2.00%, 11/1/2031 24,405 23,231
2.00%, 1/1/2032 49,683 47,262
2.00%, 2/1/2032 53,940 51,102
2.00%, 12/1/2032 216,886 206,020
3.00%, 4/1/2033 479,725 473,182
2.50%, 8/1/2034 912,200 863,900
2.00%, 10/1/2035 734,890 675,935
1.50%, 11/1/2035 444,128 401,269
1.50%, 2/1/2036 493,176 444,049
2.00%, 3/1/2036 272,589 251,743
1.50%, 4/1/2036 217,317 195,599
2.50%, 4/1/2037 555,637 523,063
4.50%, 9/1/2037 622,200 619,157
5.00%, 3/1/2038 33,351 33,758
5.00%, 7/1/2039 52,572 53,214
3.00%, 9/1/2039 76,711 71,482
3.00%, 10/1/2039 21,405 20,065
4.00%, 10/1/2039 777,348 757,933
5.00%, 10/1/2039 15,673 15,865
3.00%, 11/1/2039 84,356 78,552
5.00%, 1/1/2040 14,218 14,442
5.00%, 3/1/2040 25,832 26,148
5.00%, 5/1/2040 35,234 35,665
6.00%, 5/1/2040 583,812 616,401
2.00%, 7/1/2040 83,460 73,508
1.50%, 10/1/2040 434,685 368,769
3.50%, 12/1/2040 32,219 30,394
2.00%, 1/1/2041 132,141 116,137
2.00%, 2/1/2041 412,738 361,663
1.50%, 3/1/2041 568,469 481,900
2.00%, 3/1/2041 479,077 421,357
4.50%, 3/1/2041 54,347 53,888
4.50%, 4/1/2041 10,726 10,635
1.50%, 5/1/2041 468,181 395,776
2.00%, 6/1/2041 644,417 561,291
2.50%, 6/1/2041 366,328 329,627
2.00%, 10/1/2041 406,042 352,164
4.00%, 1/1/2042 39,056 37,596
5.00%, 2/1/2042 31,084 31,464
3.50%, 11/1/2042 59,939 56,240

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
235 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
3.50%, 1/1/2043 $ 25,927 $ 24,415
3.50%, 2/1/2043 18,777 17,630
2.50%, 6/1/2043 294,835 260,217
4.00%, 12/1/2043 8,605 8,289
4.50%, 3/1/2044 39,563 39,098
4.00%, 6/1/2044 2,997 2,866
4.50%, 7/1/2044 14,016 13,749
4.00%, 8/1/2044 9,128 8,734
4.50%, 12/1/2044 9,703 9,543
4.00%, 2/1/2045 10,903 10,486
4.50%, 9/1/2045 7,998 7,861
4.00%, 10/1/2045 29,156 27,879
4.00%, 12/1/2045 14,224 13,635
4.50%, 12/1/2045 382,646 376,339
3.00%, 1/1/2046 30,355 27,531
4.00%, 1/1/2046 24,549 23,505
4.00%, 2/1/2046 179,906 173,180
4.50%, 4/1/2046 22,921 22,628
4.00%, 11/1/2046 127,819 121,814
4.50%, 3/1/2047 317,874 312,241
2.00%, 6/1/2051 717,729 577,602
2.00%, 5/1/2052 1,203,983 967,212
6.50%, 2/1/2053 61,969 64,631
6.00%, 10/1/2053 270,111 276,093
7.00%, 12/1/2053 220,459 232,718
6.50%, 4/1/2054 130,842 135,677
6.50%, 8/1/2054 280,312 290,671
6.50%, 6/1/2055 1,320,034 1,391,689
FNMA UMBS
3.00%, 11/1/2026 53,616 53,348
3.00%, 12/1/2026 17,178 17,089
3.00%, 1/1/2027 6,070 6,035
3.00%, 2/1/2027 8,863 8,813
3.00%, 4/1/2027 280,188 278,408
3.00%, 6/1/2027 43,310 43,012
3.00%, 8/1/2027 48,126 47,736
3.00%, 10/1/2027 18,159 18,006
3.00%, 11/1/2027 16,283 16,150
2.50%, 12/1/2027 43,608 43,072
2.50%, 1/1/2028 235,006 231,599
2.50%, 4/1/2028 14,378 14,177
2.00%, 5/1/2028 65,902 64,593
2.50%, 9/1/2028 10,811 10,681
3.00%, 2/1/2029 34,998 34,532
2.50%, 3/1/2029 59,061 58,236
2.50%, 6/1/2029 18,635 18,409
3.00%, 8/1/2029 790,359 777,404
2.50%, 7/1/2030 54,543 53,751
3.00%, 7/1/2030 200,009 197,431
2.50%, 8/1/2030 242,569 235,018
3.00%, 9/1/2030 323,472 319,580
3.00%, 12/1/2030 717,608 701,547
2.50%, 2/1/2031 236,398 230,248
2.50%, 3/1/2031 121,962 119,545
2.00%, 9/1/2031 12,654 12,061
2.00%, 11/1/2031 30,252 28,793
Investments
Principal
Amount Value
3.50%, 12/1/2031 $ 277,946 $ 272,308
2.00%, 2/1/2032 351,715 342,765
3.50%, 2/1/2032 821,509 804,640
3.00%, 12/1/2032 862,590 840,408
6.00%, 12/1/2032 5,193 5,333
6.00%, 4/1/2033 4,179 4,297
6.00%, 8/1/2034 20,404 20,872
6.50%, 9/1/2034 51,777 53,825
6.00%, 12/1/2034 85,145 87,829
3.50%, 1/1/2035 95,458 92,418
3.00%, 2/1/2035 297,433 291,493
3.00%, 7/1/2035 480,148 467,503
5.00%, 8/1/2035 12,841 12,997
1.50%, 10/1/2035 110,265 99,625
6.00%, 11/1/2035 17,827 18,359
5.00%, 12/1/2035 28,625 28,974
1.50%, 1/1/2036 681,518 614,265
6.00%, 6/1/2036 26,807 27,688
2.00%, 7/1/2036 641,769 589,244
5.00%, 7/1/2036 12,611 12,765
6.50%, 8/1/2036 8,268 8,605
2.00%, 9/1/2036 1,329,949 1,220,667
2.50%, 11/1/2036 239,299 222,688
6.00%, 11/1/2036 26,776 28,065
2.50%, 4/1/2037 572,267 532,721
1.50%, 8/1/2037 222,964 200,050
6.00%, 8/1/2037 84,150 86,824
6.00%, 9/1/2037 12,014 12,562
6.50%, 10/1/2037 23,038 24,283
5.00%, 3/1/2038 33,613 34,023
5.00%, 5/1/2038 24,535 24,834
6.00%, 5/1/2038 9,547 10,008
4.50%, 7/1/2038 589,970 587,089
6.00%, 9/1/2038 17,485 18,329
5.50%, 11/1/2038 612,060 631,229
5.50%, 2/1/2039 728,250 744,523
5.00%, 6/1/2039 28,184 28,528
6.00%, 9/1/2039 1,140,871 1,177,994
5.00%, 10/1/2039 28,672 29,022
3.00%, 1/1/2040 26,731 24,873
5.00%, 2/1/2040 25,394 25,937
3.00%, 6/1/2040 316,023 293,681
5.00%, 6/1/2040 8,924 9,033
6.00%, 6/1/2040 754,189 779,436
4.00%, 8/1/2040 1,296,394 1,262,735
3.00%, 9/1/2040 277,741 258,113
3.50%, 1/1/2041 23,984 22,644
1.50%, 2/1/2041 625,614 530,919
3.50%, 2/1/2041 16,345 15,428
1.50%, 4/1/2041 340,765 288,684
4.50%, 5/1/2041 28,343 28,104
5.00%, 5/1/2041 23,331 23,616
6.00%, 5/1/2041 15,838 16,603
4.50%, 6/1/2041 8,686 8,613
2.50%, 7/1/2041 446,201 401,443
5.00%, 7/1/2041 297,070 300,704
6.00%, 7/1/2041 17,533 18,363

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 236
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
4.50%, 8/1/2041 $ 80,316 $ 79,645
5.00%, 8/1/2041 43,350 43,880
4.00%, 9/1/2041 119,406 114,944
4.50%, 9/1/2041 51,179 50,746
3.50%, 10/1/2041 93,340 87,996
4.00%, 10/1/2041 37,808 36,350
5.00%, 10/1/2041 44,468 45,012
4.00%, 11/1/2041 51,831 49,900
4.00%, 12/1/2041 12,921 12,438
4.00%, 1/1/2042 108,360 103,380
4.50%, 1/1/2042 13,017 12,907
6.00%, 1/1/2042 42,774 44,841
3.00%, 3/1/2042 18,605 17,019
4.00%, 3/1/2042 57,128 55,280
3.00%, 4/1/2042 34,923 31,946
4.50%, 4/1/2042 48,955 48,542
3.50%, 5/1/2042 17,149 16,023
4.50%, 5/1/2042 45,439 44,858
3.50%, 6/1/2042 30,103 28,308
3.50%, 7/1/2042 86,801 81,661
4.00%, 7/1/2042 74,561 71,779
3.50%, 8/1/2042 29,596 27,816
3.00%, 9/1/2042 50,460 46,159
3.50%, 9/1/2042 9,810 9,232
4.00%, 9/1/2042 46,724 44,978
3.00%, 10/1/2042 94,425 86,377
3.50%, 10/1/2042 18,208 17,107
2.50%, 12/1/2042 177,629 157,047
3.00%, 12/1/2042 96,551 88,320
2.50%, 1/1/2043 6,242 5,519
3.00%, 1/1/2043 100,357 91,723
3.50%, 1/1/2043 28,775 27,005
4.00%, 1/1/2043 49,285 47,443
4.50%, 1/1/2043 128,017 126,936
2.50%, 2/1/2043 233,285 205,343
3.00%, 2/1/2043 131,538 120,278
3.50%, 2/1/2043 50,299 47,293
3.50%, 3/1/2043 59,321 55,881
2.50%, 5/1/2043 9,339 8,228
2.50%, 6/1/2043 4,974 4,430
4.00%, 8/1/2043 28,259 27,203
4.00%, 9/1/2043 67,951 65,404
4.50%, 9/1/2043 21,062 20,733
4.00%, 10/1/2043 80,280 77,321
4.00%, 11/1/2043 181,260 174,577
4.50%, 11/1/2043 60,906 59,903
4.50%, 12/1/2043 48,375 47,691
4.00%, 1/1/2044 65,156 62,716
4.50%, 2/1/2044 12,551 12,345
4.50%, 3/1/2044 80,054 80,030
5.00%, 3/1/2044 11,920 11,988
4.00%, 4/1/2044 632,267 605,669
4.50%, 4/1/2044 139,543 137,257
5.00%, 6/1/2044 21,967 22,185
4.00%, 10/1/2044 25,324 24,385
4.50%, 10/1/2044 5,815 5,719
Investments
Principal
Amount Value
4.50%, 12/1/2044 $ 23,165 $ 22,783
4.00%, 2/1/2045 19,858 19,013
4.50%, 2/1/2045 80,787 79,456
4.00%, 4/1/2045 17,110 16,391
4.00%, 8/1/2045 8,729 8,355
5.00%, 9/1/2045 434,383 434,611
4.00%, 11/1/2045 51,058 48,781
4.50%, 11/1/2045 54,430 53,534
4.00%, 12/1/2045 104,276 100,378
4.00%, 2/1/2046 5,587 5,335
4.50%, 3/1/2046 84,409 83,018
4.00%, 4/1/2046 7,922 7,590
2.50%, 6/1/2046 56,434 49,769
4.50%, 6/1/2046 63,313 62,269
4.50%, 7/1/2046 12,614 12,398
4.50%, 8/1/2046 9,522 9,365
2.50%, 10/1/2046 46,935 40,484
4.50%, 10/1/2046 21,566 21,175
2.50%, 12/1/2046 15,547 13,384
4.50%, 1/1/2047 20,018 19,672
4.00%, 2/1/2047 21,856 20,909
4.50%, 2/1/2047 24,363 24,018
4.50%, 5/1/2047 364,954 355,803
4.50%, 7/1/2047 49,322 48,509
5.00%, 7/1/2047 19,566 19,805
5.00%, 8/1/2048 901,636 905,639
5.50%, 2/1/2049 1,110,808 1,148,020
6.00%, 2/1/2049 52,509 55,108
4.50%, 7/1/2049 339,075 330,619
4.50%, 11/1/2049 348,925 341,896
4.00%, 1/1/2050 462,967 440,045
3.50%, 7/1/2050 810,922 756,281
4.00%, 7/1/2050 573,030 543,410
4.50%, 9/1/2050 829,112 821,943
4.50%, 10/1/2050 931,429 912,332
1.50%, 2/1/2051 609,295 467,013
1.50%, 10/1/2051 1,172,447 899,087
2.50%, 2/1/2052 999,193 844,292
6.50%, 11/1/2052 60,682 64,037
6.50%, 1/1/2053 147,789 153,252
6.50%, 2/1/2053 737,759 766,722
6.50%, 11/1/2053 439,179 455,620
7.00%, 12/1/2053 300,207 316,737
7.00%, 3/1/2054 340,604 359,350
6.50%, 8/1/2054 205,146 212,728
7.00%, 11/1/2054 733,050 773,581
7.00%, 3/1/2055 661,700 698,121
6.50%, 5/1/2055 439,127 455,357
5.50%, 6/1/2055 848,636 853,394
FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 2.50%, 5/25/2041 1,000,000 940,902
TBA 3.50%, 5/25/2041 1,000,000 960,276
TBA 4.50%, 5/25/2041 100,000 99,215
TBA 6.00%, 5/25/2041 300,000 309,614
FNMA/FHLMC UMBS, 30 Year, Single Family
TBA 3.00%, 5/25/2056 600,000 525,176
TBA 3.50%, 5/25/2056 700,000 637,095

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Disciplined Duration MBS Index Fund (cont.)
237 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
MORTGAGE-BACKED SECURITIES (continued)
TBA 4.00%, 5/25/2056 $ 2,150,000 $ 2,016,045
TBA 4.50%, 5/25/2056 600,000 577,083
TBA 5.00%, 5/25/2056 1,300,000 1,280,617
TBA 6.50%, 5/25/2056 1,500,000 1,556,204
TBA 7.00%, 5/25/2056 2,750,000 2,904,412
TBA 6.50%, 6/25/2056 1,800,000 1,866,390
GNMA
5.50%, 8/20/2033 15,486 15,784
5.50%, 11/20/2033 14,757 15,046
5.50%, 3/20/2034 18,003 18,533
5.50%, 7/20/2034 11,654 11,932
5.50%, 9/20/2034 5,344 5,525
5.50%, 3/20/2036 40,017 41,277
5.50%, 9/20/2038 26,615 27,454
5.50%, 2/20/2039 43,983 45,371
4.50%, 5/15/2039 1,425,495 1,413,940
5.00%, 8/15/2039 728,490 738,287
4.00%, 6/15/2040 210,965 202,379
4.00%, 8/15/2040 217,953 209,059
4.00%, 11/15/2040 164,622 157,684
5.50%, 12/20/2040 12,431 12,762
5.50%, 1/20/2041 12,349 12,739
4.00%, 9/15/2041 663,871 631,794
5.50%, 12/20/2041 32,270 32,715
5.50%, 2/20/2042 9,027 9,312
3.00%, 4/15/2042 749,799 690,640
3.50%, 6/15/2042 344,921 322,166
2.50%, 3/20/2043 29,514 26,157
2.50%, 5/20/2043 42,504 37,618
5.50%, 3/20/2044 34,293 35,373
4.50%, 10/20/2044 87,952 86,728
2.50%, 11/20/2044 29,105 25,844
5.00%, 6/20/2045 102,950 104,544
4.00%, 8/15/2045 662,076 631,954
4.50%, 12/20/2045 184,237 181,673
4.50%, 4/20/2046 213,427 210,459
5.00%, 5/20/2046 257,310 261,293
3.50%, 6/15/2046 1,328,166 1,231,760
3.50%, 10/20/2047 296,503 272,482
4.00%, 2/20/2048 689,739 656,581
5.00%, 5/20/2048 93,152 94,136
5.50%, 1/20/2049 216,320 221,505
5.50%, 7/20/2049 5,482 5,637
3.00%, 11/20/2049 1,230,256 1,099,325
2.50%, 10/20/2050 954,035 818,705
2.00%, 12/20/2051 1,058,229 871,040
4.00%, 12/20/2051 305,445 288,261
2.00%, 2/20/2052 1,090,149 897,313
2.50%, 3/20/2052 952,217 816,423
3.00%, 3/20/2052 1,246,266 1,110,856
5.50%, 12/20/2052 426,774 433,517
6.00%, 12/20/2052 272,201 279,769
6.50%, 12/20/2052 736,284 773,139
7.50%, 2/20/2053 101,974 105,659
7.50%, 3/20/2053 142,736 147,860
6.50%, 6/20/2053 378,787 397,383
Investments
Principal
Amount Value
7.00%, 8/20/2053 $ 321,528 $ 334,226
6.50%, 10/20/2053 528,239 553,833
7.00%, 10/20/2053 90,084 93,641
7.50%, 2/20/2054 187,006 193,383
6.50%, 7/20/2054 251,540 263,111
7.00%, 7/20/2054 524,469 544,617
6.50%, 8/20/2054 212,956 222,753
7.50%, 8/20/2054 127,916 131,911
7.00%, 9/20/2054 515,717 535,344
7.00%, 5/20/2055 413,993 428,429
Total Mortgage-Backed Securities
(Cost $95,720,816) 93,404,248
Total Investments - 99.3%
(Cost $95,720,816) 93,404,248
Other assets less liabilities - 0.7% 621,511
NET ASSETS - 100.0% $94,025,759
Percentages shown are based on Net Assets.
Abbreviations
FHLMC — Federal Home Loan Mortgage Corp.
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
TBA — To Be Announced; Security is subject to delayed
delivery.
UMBS — Uniform Mortgage-Backed Securities
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 555,841
Aggregate gross unrealized depreciation (2,999,931)
Net unrealized depreciation $ (2,444,090)
Federal income tax cost $ 95,848,338
Security Type % of Net Assets
Mortgage-Backed Securities 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 238
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Credit-Scored US Corporate Bond Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.
2.63%, 11/15/2027 $ 25,000 $ 24,456
3.63%, 4/1/2030 145,000 141,028
4.95%, 8/15/2035 1,370,000 1,377,746
HEICO Corp.
5.25%, 8/1/2028 400,000 407,040
5.35%, 8/1/2033 400,000 407,198
Hexcel Corp.
5.88%, 2/26/2035 200,000 205,753
Howmet Aerospace, Inc.
6.75%, 1/15/2028 110,000 114,331
3.00%, 1/15/2029(a) 1,200,000 1,157,244
4.85%, 10/15/2031(a) 400,000 403,413
4.55%, 11/15/2032 225,000 221,266
L3Harris Technologies, Inc.
5.05%, 6/1/2029(a) 70,000 71,199
5.40%, 7/31/2033 1,050,000 1,077,484
Leidos, Inc.
4.38%, 5/15/2030 552,000 543,477
2.30%, 2/15/2031 300,000 267,035
5.40%, 3/15/2032 300,000 305,857
5.75%, 3/15/2033 630,000 654,395
5.50%, 3/15/2035 350,000 356,035
5.00%, 3/15/2036 210,000 205,088
RTX Corp.
3.13%, 5/4/2027 320,000 316,721
6.10%, 3/15/2034 350,000 376,768
Textron, Inc.
3.90%, 9/17/2029 200,000 195,616
3.00%, 6/1/2030(a) 150,000 141,186
6.10%, 11/15/2033 150,000 159,373
5.50%, 5/15/2035(a) 250,000 255,117
9,384,826
Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028(a) 500,000 496,562
Automobile Components - 0.1%
BorgWarner, Inc.
2.65%, 7/1/2027(a) 480,000 470,480
Lear Corp.
3.80%, 9/15/2027 100,000 99,124
4.25%, 5/15/2029 280,000 275,970
845,574
Banks - 23.5%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 9/14/2028(b) 250,000 255,442
7.88%, 11/15/2034(c) 500,000 568,202
6.03%, 3/13/2035(c) 700,000 729,292
Banco Santander SA
4.38%, 4/12/2028 400,000 398,909
6.92%, 8/8/2033 200,000 216,769
6.94%, 11/7/2033(a) 200,000 224,312
6.35%, 3/14/2034 550,000 581,508
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
Bank of America Corp.
3.59%, 7/21/2028(c) $ 1,030,000 $ 1,019,509
4.95%, 7/22/2028(b) 585,000 588,472
6.20%, 11/10/2028(c) 749,000 768,534
3.97%, 3/5/2029(c) 90,000 89,199
5.20%, 4/25/2029(c) 390,000 395,218
4.27%, 7/23/2029(b) 215,000 213,982
5.82%, 9/15/2029(c) 280,000 288,107
3.97%, 2/7/2030(b) 20,000 19,706
2.59%, 4/29/2031(b) 475,000 439,348
1.90%, 7/23/2031(b) 990,000 883,151
1.92%, 10/24/2031(c) 440,000 390,104
Series N, 2.65%, 3/11/2032(b) 90,000 81,796
2.69%, 4/22/2032(b) 200,000 181,480
2.30%, 7/21/2032(b) 480,000 424,528
2.57%, 10/20/2032(b) 440,000 391,990
5.02%, 7/22/2033(c) 100,000 100,643
5.29%, 4/25/2034(c) 341,000 346,277
5.87%, 9/15/2034(c) 70,000 73,416
5.47%, 1/23/2035(c) 430,000 439,316
5.43%, 8/15/2035(a)(c) 885,000 888,007
5.52%, 10/25/2035(a)(c) 1,150,000 1,158,539
5.74%, 2/12/2036(a)(c) 60,000 61,159
2.48%, 9/21/2036(c) 755,000 656,270
3.85%, 3/8/2037(a)(b) 1,575,000 1,463,030
Bank of Montreal
5.72%, 9/25/2028(a) 100,000 102,885
Series J, 4.44%, 1/14/2032(c) 550,000 542,472
3.80%, 12/15/2032(b) 1,595,000 1,568,440
7.70%, 5/26/2084(a)(c) 700,000 735,399
7.30%, 11/26/2084(c) 490,000 516,223
Bank of Nova Scotia (The)
4.40%, 9/8/2028(a)(c) 100,000 99,937
4.93%, 2/14/2029(c) 40,000 40,340
5.13%, 2/14/2031(a)(c) 260,000 264,537
2.15%, 8/1/2031 100,000 88,568
2.45%, 2/2/2032 30,000 26,639
8.63%, 10/27/2082(b) 3,380,000 3,548,526
8.00%, 1/27/2084(c) 870,000 922,642
7.35%, 4/27/2085(a)(c) 480,000 496,869
Barclays plc
7.44%, 11/2/2033(c) 190,000 212,632
7.12%, 6/27/2034(a)(c) 270,000 294,402
6.69%, 9/13/2034(c) 250,000 270,690
5.34%, 9/10/2035(c) 400,000 396,780
3.56%, 9/23/2035(a)(c) 300,000 280,619
5.21%, 2/24/2037(c) 10,000 9,718
Canadian Imperial Bank of Commerce
5.24%, 6/28/2027 50,000 50,585
5.99%, 10/3/2028 50,000 51,757
4.86%, 3/30/2029(a)(c) 1,460,000 1,470,535
5.26%, 4/8/2029(a) 120,000 122,739
4.63%, 9/11/2030(a)(c) 750,000 750,885

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
239 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
Canadian Imperial Bank of Commerce
(continued)
5.25%, 1/13/2031(a)(c) $ 400,000 $ 408,038
4.58%, 9/8/2031(c) 810,000 804,160
6.09%, 10/3/2033 400,000 427,481
6.95%, 1/28/2085(a)(c) 400,000 407,812
7.00%, 10/28/2085(a)(c) 600,000 615,682
Capital One NA
4.65%, 9/13/2028 427,000 428,298
Citigroup, Inc.
4.45%, 9/29/2027(a) 2,540,000 2,540,936
3.07%, 2/24/2028(c) 10,000 9,887
4.64%, 5/7/2028(c) 10,000 10,017
4.66%, 5/24/2028(c) 350,000 350,871
3.67%, 7/24/2028(b) 30,000 29,722
3.52%, 10/27/2028(c) 886,000 873,853
4.08%, 4/23/2029(c) 10,000 9,925
5.17%, 2/13/2030(a)(c) 713,000 723,867
4.54%, 9/19/2030(a)(c) 520,000 518,054
2.98%, 11/5/2030(b) 600,000 567,721
2.67%, 1/29/2031(b) 976,000 907,684
4.95%, 5/7/2031(a)(c) 350,000 352,424
2.57%, 6/3/2031(b) 875,000 804,670
2.56%, 5/1/2032(a)(b) 500,000 449,279
3.06%, 1/25/2033(b) 291,000 263,726
3.79%, 3/17/2033(c) 580,000 545,853
4.91%, 5/24/2033(a)(c) 450,000 448,875
6.27%, 11/17/2033(c) 133,000 142,173
6.17%, 5/25/2034(c) 2,220,000 2,312,767
5.59%, 11/19/2034(a)(c) 900,000 914,636
5.83%, 2/13/2035(c) 1,750,000 1,782,604
5.45%, 6/11/2035(a)(c) 475,000 483,239
6.02%, 1/24/2036(c) 860,000 882,887
5.17%, 9/11/2036(c) 300,000 297,201
5.41%, 9/19/2039(c) 600,000 589,713
Citizens Bank NA
4.58%, 8/9/2028(a)(b) 170,000 170,254
Citizens Financial Group, Inc.
5.84%, 1/23/2030(c) 1,290,000 1,327,506
5.25%, 3/5/2031(a)(c) 100,000 101,258
5.72%, 7/23/2032(c) 850,000 875,779
6.65%, 4/25/2035(c) 300,000 322,637
5.64%, 5/21/2037(c) 50,000 49,923
Cooperatieve Rabobank UA
4.80%, 1/9/2029 250,000 253,325
4.49%, 10/17/2029(a) 250,000 251,533
Fifth Third Bancorp
4.06%, 4/25/2028(b) 250,000 248,790
6.36%, 10/27/2028(a)(b) 955,000 980,074
6.34%, 7/27/2029(c) 525,000 543,649
4.77%, 7/28/2030(b) 776,000 775,909
4.90%, 9/6/2030(a)(c) 400,000 401,488
5.63%, 1/29/2032(c) 600,000 619,437
4.57%, 4/29/2032(a)(c) 250,000 246,233
4.34%, 4/25/2033(c) 150,000 144,813
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
Fifth Third Bancorp (continued)
5.14%, 1/29/2037(c) $ 580,000 $ 566,393
Fifth Third Bank NA
5.33%, 8/25/2033(c) 250,000 251,054
Fifth Third Financial Corp.
4.00%, 2/1/2029 583,000 574,820
5.98%, 1/30/2030(c) 520,000 536,248
First Citizens BancShares, Inc.
5.23%, 3/12/2031(a)(c) 350,000 348,247
6.25%, 3/12/2040(a)(c) 450,000 441,758
First Horizon Corp.
5.51%, 3/7/2031(a)(c) 350,000 355,273
FNB Corp.
5.72%, 12/11/2030(c) 350,000 353,834
HSBC Holdings plc
4.04%, 3/13/2028(a)(b) 2,344,000 2,334,446
4.76%, 6/9/2028(c) 2,155,000 2,159,946
5.21%, 8/11/2028(c) 1,000,000 1,008,088
2.01%, 9/22/2028(c) 2,750,000 2,656,685
7.39%, 11/3/2028(a)(b) 883,000 918,784
5.13%, 11/19/2028(c) 200,000 201,687
4.90%, 3/3/2029(c) 250,000 251,297
6.16%, 3/9/2029(a)(c) 300,000 308,399
4.58%, 6/19/2029(b) 1,120,000 1,119,753
2.21%, 8/17/2029(c) 1,500,000 1,422,616
5.55%, 3/4/2030(c) 400,000 409,456
3.97%, 5/22/2030(b) 1,603,000 1,569,878
5.29%, 11/19/2030(c) 400,000 407,310
5.13%, 3/3/2031(c) 200,000 202,513
5.24%, 5/13/2031(c) 250,000 253,760
2.85%, 6/4/2031(c) 550,000 509,424
2.36%, 8/18/2031(a)(b) 200,000 180,942
4.62%, 11/6/2031(a)(c) 240,000 237,758
5.73%, 5/17/2032(c) 450,000 466,185
2.80%, 5/24/2032(b) 210,000 190,098
2.87%, 11/22/2032(a)(c) 360,000 323,563
4.76%, 3/29/2033(a)(b) 602,000 588,694
5.40%, 8/11/2033(b) 450,000 457,521
6.25%, 3/9/2034(c) 550,000 583,419
6.55%, 6/20/2034(c) 400,000 424,559
5.87%, 11/18/2035(c) 350,000 355,901
5.45%, 3/3/2036(a)(c) 300,000 302,459
5.79%, 5/13/2036(c) 500,000 515,882
5.74%, 9/10/2036(c) 570,000 572,410
5.13%, 11/6/2036(c) 50,000 49,037
5.28%, 3/10/2037(a)(c) 60,000 59,176
Huntington Bancshares, Inc.
4.44%, 8/4/2028(c) 401,000 400,525
6.21%, 8/21/2029(c) 855,000 884,766
5.27%, 1/15/2031(c) 110,000 111,806
5.02%, 5/17/2033(c) 300,000 298,768
5.71%, 2/2/2035(c) 875,000 895,349
6.14%, 11/18/2039(c) 200,000 203,781
Huntington National Bank (The)
5.65%, 1/10/2030 344,000 355,682

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 240
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
ING Groep NV
4.02%, 3/28/2028(b) $ 500,000 $ 497,948
4.55%, 10/2/2028(a) 100,000 100,219
4.86%, 3/25/2029(a)(c) 200,000 201,432
5.34%, 3/19/2030(c) 50,000 51,015
2.73%, 4/1/2032(a)(c) 50,000 45,386
6.11%, 9/11/2034(c) 200,000 211,915
5.55%, 3/19/2035(c) 705,000 717,838
5.42%, 3/23/2037(c) 290,000 289,693
JPMorgan Chase & Co.
2.95%, 2/24/2028(c) 680,000 672,005
5.57%, 4/22/2028(a)(c) 50,000 50,559
4.32%, 4/26/2028(c) 1,552,000 1,551,246
3.54%, 5/1/2028(c) 400,000 396,659
2.18%, 6/1/2028(c) 995,000 971,735
4.85%, 7/25/2028(b) 1,318,000 1,325,189
4.51%, 10/22/2028(c) 350,000 350,403
3.51%, 1/23/2029(a)(b) 700,000 689,671
4.01%, 4/23/2029(a)(b) 350,000 347,187
2.07%, 6/1/2029(c) 500,000 476,375
4.20%, 7/23/2029(b) 1,650,000 1,639,727
5.30%, 7/24/2029(c) 1,250,000 1,270,829
6.09%, 10/23/2029(a)(c) 1,500,000 1,555,211
4.45%, 12/5/2029(b) 2,510,000 2,504,986
5.01%, 1/23/2030(c) 100,000 101,188
1.95%, 2/4/2032(b) 300,000 264,707
2.58%, 4/22/2032(b) 500,000 452,402
2.55%, 11/8/2032(c) 200,000 177,979
5.72%, 9/14/2033(a)(c) 825,000 856,058
5.35%, 6/1/2034(c) 1,720,000 1,755,624
6.25%, 10/23/2034(a)(c) 750,000 804,400
5.34%, 1/23/2035(c) 450,000 456,122
5.77%, 4/22/2035(c) 495,000 516,005
5.29%, 7/22/2035(c) 600,000 606,639
5.50%, 1/24/2036(c) 200,000 204,808
4.81%, 10/22/2036(c) 80,000 77,713
5.19%, 2/5/2037(c) 250,000 245,940
KeyBank NA
5.85%, 11/15/2027 550,000 560,520
4.90%, 8/8/2032(a) 200,000 196,497
5.00%, 1/26/2033(a) 300,000 297,075
KeyCorp
4.10%, 4/30/2028 100,000 99,357
5.12%, 4/4/2031(a)(c) 600,000 606,142
4.79%, 6/1/2033(c) 600,000 588,420
6.40%, 3/6/2035(c) 750,000 797,360
5.31%, 1/28/2037(c) 320,000 314,302
Lloyds Banking Group plc
3.75%, 3/18/2028(c) 300,000 298,246
4.55%, 8/16/2028 200,000 200,454
3.57%, 11/7/2028(c) 350,000 345,616
M&T Bank Corp.
4.55%, 8/16/2028(b) 471,000 471,000
4.83%, 1/16/2029(a)(c) 250,000 250,990
7.41%, 10/30/2029(a)(c) 1,100,000 1,172,370
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
M&T Bank Corp. (continued)
5.18%, 7/8/2031(c) $ 280,000 $ 283,378
6.08%, 3/13/2032(c) 245,000 256,762
5.05%, 1/27/2034(a)(c) 800,000 793,462
5.39%, 1/16/2036(a)(c) 700,000 697,489
Manufacturers & Traders Trust Co.
4.70%, 1/27/2028 402,000 404,353
4.76%, 7/6/2028(c) 400,000 401,021
Mitsubishi UFJ Financial Group, Inc.
3.74%, 3/7/2029(a) 100,000 98,354
3.20%, 7/18/2029(a) 100,000 95,983
5.26%, 4/17/2030(a)(c) 175,000 178,053
2.31%, 7/20/2032(b) 200,000 176,714
2.49%, 10/13/2032(c) 200,000 177,416
5.62%, 4/24/2036(a)(c) 300,000 307,370
Mizuho Financial Group, Inc.
5.67%, 5/27/2029(a)(c) 375,000 384,018
5.78%, 7/6/2029(c) 300,000 308,063
4.25%, 9/11/2029(b) 50,000 49,697
2.17%, 5/22/2032(c) 50,000 43,958
National Australia Bank Ltd.
5.09%, 6/11/2027 20,000 20,218
National Bank of Canada
5.60%, 12/18/2028 90,000 92,583
4.50%, 10/10/2029 150,000 149,916
NatWest Group plc
4.89%, 5/18/2029(c) 340,000 342,208
5.81%, 9/13/2029(c) 20,000 20,554
5.08%, 1/27/2030(a)(b) 443,000 448,053
4.45%, 5/8/2030(b) 375,000 372,936
3.03%, 11/28/2035(a)(c) 400,000 365,719
Pinnacle Bank
5.63%, 2/15/2028 350,000 352,608
Pinnacle Financial Partners, Inc.
6.17%, 11/1/2030(a)(c) 250,000 256,519
PNC Bank NA
4.05%, 7/26/2028 250,000 248,050
PNC Financial Services Group, Inc. (The)
3.45%, 4/23/2029(a) 250,000 244,193
5.49%, 5/14/2030(a)(c) 150,000 154,182
4.81%, 10/21/2032(a)(c) 400,000 399,430
4.63%, 6/6/2033(b) 70,000 68,107
6.04%, 10/28/2033(c) 1,890,000 1,994,915
6.88%, 10/20/2034(a)(c) 920,000 1,017,516
5.68%, 1/22/2035(c) 460,000 474,146
5.40%, 7/23/2035(c) 50,000 50,737
5.58%, 1/29/2036(c) 605,000 618,873
5.37%, 7/21/2036(a)(c) 535,000 537,606
Regions Financial Corp.
5.72%, 6/6/2030(a)(c) 500,000 513,769
5.50%, 9/6/2035(c) 700,000 703,157
Royal Bank of Canada
4.52%, 10/18/2028(a)(c) 105,000 105,209
4.97%, 1/24/2029(a)(c) 830,000 837,157
4.50%, 8/6/2029(a)(c) 550,000 550,456

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
241 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
Royal Bank of Canada (continued)
4.97%, 8/2/2030(a)(c) $ 1,227,000 $ 1,242,115
4.65%, 10/18/2030(c) 850,000 852,415
5.15%, 2/4/2031(a)(c) 500,000 508,173
4.70%, 8/6/2031(a)(c) 1,000,000 998,646
2.30%, 11/3/2031 80,000 71,464
3.88%, 5/4/2032(a) 55,000 52,842
5.15%, 2/1/2034(a) 50,000 51,206
7.50%, 5/2/2084(c) 900,000 935,106
6.35%, 11/24/2084(c) 750,000 725,400
6.75%, 8/24/2085(c) 750,000 763,267
Santander Holdings USA, Inc.
2.49%, 1/6/2028(c) 1,000,000 985,712
6.50%, 3/9/2029(c) 645,000 665,091
6.57%, 6/12/2029(a)(c) 300,000 310,315
6.17%, 1/9/2030(c) 450,000 464,426
5.35%, 9/6/2030(c) 1,200,000 1,212,668
5.74%, 3/20/2031(c) 200,000 205,548
7.66%, 11/9/2031(c) 350,000 386,637
6.34%, 5/31/2035(a)(c) 500,000 526,828
Santander UK Group Holdings plc
2.47%, 1/11/2028(c) 25,000 24,642
3.82%, 11/3/2028(b) 300,000 296,586
6.53%, 1/10/2029(b) 320,000 330,052
4.32%, 9/22/2029(c) 600,000 595,351
5.69%, 4/15/2031(c) 200,000 205,795
Sumitomo Mitsui Financial Group, Inc.
5.71%, 1/13/2030 200,000 206,704
2.14%, 9/23/2030 50,000 44,784
5.42%, 7/9/2031(a) 400,000 410,777
5.81%, 9/14/2033 20,000 20,963
Toronto-Dominion Bank (The)
5.16%, 1/10/2028 50,000 50,619
4.86%, 1/31/2028 350,000 352,721
5.52%, 7/17/2028 1,400,000 1,433,627
2.00%, 9/10/2031(a) 175,000 154,670
4.93%, 10/15/2035(a) 420,000 411,294
8.13%, 10/31/2082(b) 2,255,000 2,345,538
7.25%, 7/31/2084(a)(c) 740,000 768,732
6.35%, 10/31/2085(a)(c) 200,000 201,345
Truist Bank
4.14%, 10/23/2029(c) 720,000 713,752
Truist Financial Corp.
4.12%, 6/6/2028(c) 350,000 348,725
4.87%, 1/26/2029(a)(c) 1,405,000 1,415,057
1.89%, 6/7/2029(b) 250,000 236,948
7.16%, 10/30/2029(a)(c) 1,045,000 1,108,656
5.44%, 1/24/2030(a)(c) 1,090,000 1,115,344
5.07%, 5/20/2031(a)(c) 100,000 101,237
4.92%, 7/28/2033(c) 50,000 49,038
5.12%, 1/26/2034(c) 850,000 849,556
5.87%, 6/8/2034(c) 1,644,000 1,711,104
5.71%, 1/24/2035(c) 1,600,000 1,646,555
4.96%, 10/23/2036(a)(c) 685,000 661,873
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 23.5% (continued)
US Bancorp
4.55%, 7/22/2028(a)(b) $ 120,000 $ 120,189
4.65%, 2/1/2029(c) 100,000 100,390
5.38%, 1/23/2030(a)(c) 300,000 306,783
1.38%, 7/22/2030(a) 55,000 48,489
4.97%, 7/22/2033(a)(b) 251,000 249,700
5.84%, 6/12/2034(a)(c) 445,000 464,768
5.68%, 1/23/2035(a)(c) 250,000 258,357
Webster Financial Corp.
4.10%, 3/25/2029 215,000 210,003
Wells Fargo & Co.
4.30%, 7/22/2027 200,000 199,750
3.53%, 3/24/2028(b) 305,000 302,682
3.58%, 5/22/2028(b) 1,670,000 1,655,764
4.15%, 1/24/2029 150,000 149,279
4.97%, 4/23/2029(c) 500,000 504,540
5.57%, 7/25/2029(c) 50,000 51,102
6.30%, 10/23/2029(c) 1,150,000 1,197,065
5.20%, 1/23/2030(c) 500,000 508,444
2.88%, 10/30/2030(b) 50,000 47,200
2.57%, 2/11/2031(a)(b) 730,000 677,225
4.90%, 7/25/2033(c) 300,000 299,392
6.49%, 10/23/2034(c) 100,000 108,366
5.50%, 1/23/2035(c) 50,000 50,985
Western Alliance Bank
6.54%, 11/15/2035(a)(c) 150,000 148,278
Westpac Banking Corp.
3.40%, 1/25/2028 75,000 74,173
5.54%, 11/17/2028 50,000 51,651
5.05%, 4/16/2029 25,000 25,595
6.82%, 11/17/2033 400,000 437,393
3.02%, 11/18/2036(c) 550,000 492,352
Zions Bancorp NA
3.25%, 10/29/2029 252,000 234,699
6.82%, 11/19/2035(c) 250,000 261,017
164,273,252
Beverages - 0.4%
Coca-Cola Co. (The)
3.45%, 3/25/2030(a) 368,000 358,423
1.65%, 6/1/2030(a) 750,000 678,303
5.00%, 5/13/2034 200,000 205,920
Coca-Cola Consolidated, Inc.
5.25%, 6/1/2029(a) 405,000 414,039
Keurig Dr Pepper, Inc.
3.43%, 6/15/2027 50,000 49,441
3.95%, 4/15/2029(a) 470,000 461,599
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 2/16/2034(a) 150,000 149,538
PepsiCo, Inc.
2.75%, 3/19/2030(a) 255,000 241,224
1.63%, 5/1/2030(a) 300,000 270,713
5.00%, 7/23/2035 150,000 151,332
2,980,532

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 242
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 0.3%
AbbVie, Inc.
3.20%, 11/21/2029 $ 260,000 $ 250,194
5.05%, 3/15/2034 450,000 456,227
5.20%, 3/15/2035 100,000 101,763
4.50%, 5/14/2035 200,000 193,269
Gilead Sciences, Inc.
4.80%, 11/15/2029(a) 230,000 233,848
5.10%, 6/15/2035(a) 90,000 90,773
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 815,000 724,433
2,050,507
Broadline Retail - 0.8%
Amazon.com, Inc.
4.10%, 11/20/2030(a) 200,000 197,246
2.10%, 5/12/2031(a) 2,090,000 1,871,167
4.65%, 11/20/2035 480,000 467,329
4.88%, 3/13/2036(a) 380,000 374,427
eBay, Inc.
3.60%, 6/5/2027 350,000 347,329
5.95%, 11/22/2027 300,000 306,592
4.25%, 3/6/2029(a) 130,000 129,455
2.70%, 3/11/2030(a) 950,000 886,617
2.60%, 5/10/2031 450,000 407,939
6.30%, 11/22/2032(a) 300,000 323,854
MercadoLibre, Inc.
3.13%, 1/14/2031 400,000 369,427
5,681,382
Building Products - 0.8%
Allegion plc
3.50%, 10/1/2029 352,000 339,139
Carlisle Cos., Inc.
3.75%, 12/1/2027 350,000 346,300
2.75%, 3/1/2030(a) 525,000 491,153
2.20%, 3/1/2032 350,000 302,886
Johnson Controls International plc
5.50%, 4/19/2029 420,000 433,466
4.90%, 12/1/2032 400,000 401,640
Lennox International, Inc.
5.50%, 9/15/2028 400,000 408,022
Masco Corp.
3.50%, 11/15/2027 150,000 148,005
1.50%, 2/15/2028 351,000 332,923
2.00%, 10/1/2030 300,000 266,899
2.00%, 2/15/2031 450,000 397,688
Trane Technologies Financing Ltd.
3.80%, 3/21/2029 712,000 702,832
5.10%, 6/13/2034 340,000 344,612
Trane Technologies Holdco, Inc.
3.75%, 8/21/2028(a) 350,000 347,097
5,262,662
Capital Markets - 5.4%
Ameriprise Financial, Inc.
5.70%, 12/15/2028 300,000 310,046
5.15%, 5/15/2033(a) 275,000 280,788
5.20%, 4/15/2035 450,000 451,733
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 5.4% (continued)
Apollo Debt Solutions BDC
5.20%, 12/8/2028(d) $ 280,000 $ 277,020
6.90%, 4/13/2029 475,000 490,316
5.88%, 8/30/2030 100,000 99,077
5.70%, 1/23/2031(a)(d) 160,000 157,273
6.70%, 7/29/2031(a) 800,000 817,173
6.55%, 3/15/2032 400,000 404,643
Ares Capital Corp.
5.80%, 3/8/2032(a) 200,000 198,670
Bank of New York Mellon Corp. (The)
Series J, 4.97%, 4/26/2034(a)
(c) 100,000 100,264
BlackRock, Inc.
1.90%, 1/28/2031 50,000 44,601
Blackstone Private Credit Fund
4.95%, 9/26/2027 150,000 148,874
7.30%, 11/27/2028 350,000 361,587
4.00%, 1/15/2029 625,000 594,933
5.95%, 7/16/2029 630,000 630,388
5.60%, 11/22/2029 200,000 197,530
5.25%, 4/1/2030(a) 250,000 241,923
5.05%, 9/10/2030(a) 250,000 239,562
6.25%, 1/25/2031 365,000 364,623
5.35%, 3/12/2031 120,000 115,414
6.00%, 1/29/2032(a) 900,000 883,967
6.00%, 11/22/2034 550,000 522,193
Blackstone Reg Finance Co. LLC
5.00%, 12/6/2034(a) 650,000 642,758
Blackstone Secured Lending Fund
5.35%, 4/13/2028(a) 550,000 548,657
Brookfield Asset Management Ltd.
5.80%, 4/24/2035 250,000 254,959
Brookfield Finance I UK plc
2.34%, 1/30/2032(a) 25,000 21,613
Brookfield Finance, Inc.
6.35%, 1/5/2034 570,000 606,487
Carlyle Secured Lending, Inc.
6.75%, 2/18/2030 75,000 75,544
Cboe Global Markets, Inc.
1.63%, 12/15/2030 351,000 309,014
3.00%, 3/16/2032 200,000 183,979
Charles Schwab Corp. (The)
2.00%, 3/20/2028 1,100,000 1,055,710
5.64%, 5/19/2029(c) 500,000 512,979
6.20%, 11/17/2029(c) 150,000 156,421
5.85%, 5/19/2034(c) 870,000 913,104
6.14%, 8/24/2034(c) 995,000 1,062,063
4.91%, 11/14/2036(a)(c) 250,000 243,963
CME Group, Inc.
3.75%, 6/15/2028 100,000 99,208
4.40%, 3/15/2030(a) 250,000 250,747
2.65%, 3/15/2032(a) 250,000 227,103
Deutsche Bank AG
5.00%, 9/11/2030(a)(c) 150,000 150,661
5.88%, 7/8/2031(c) 200,000 203,708

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
243 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 5.4% (continued)
Deutsche Bank AG (continued)
3.55%, 9/18/2031(b) $ 550,000 $ 518,844
3.73%, 1/14/2032(c) 650,000 604,023
4.88%, 12/1/2032(b) 243,000 242,059
3.74%, 1/7/2033(b) 650,000 593,276
7.08%, 2/10/2034(c) 10,000 10,750
FactSet Research Systems, Inc.
3.45%, 3/1/2032(a) 480,000 435,108
Franklin Resources, Inc.
1.60%, 10/30/2030(a) 50,000 44,135
Goldman Sachs Group, Inc. (The)
3.81%, 4/23/2029(c) 740,000 729,427
4.22%, 5/1/2029(c) 560,000 556,397
4.15%, 10/21/2029(c) 130,000 128,641
5.73%, 4/25/2030(c) 100,000 102,989
5.05%, 7/23/2030(c) 40,000 40,460
4.37%, 10/21/2031(c) 50,000 49,050
2.38%, 7/21/2032(b) 53,000 46,930
5.33%, 7/23/2035(c) 350,000 351,311
5.02%, 10/23/2035(a)(c) 460,000 452,583
4.94%, 10/21/2036(c) 720,000 698,421
Golub Capital BDC, Inc.
7.05%, 12/5/2028 175,000 180,007
6.00%, 7/15/2029(a) 150,000 150,412
HPS Corporate Lending Fund
5.45%, 1/14/2028 1,060,000 1,056,959
4.90%, 9/11/2028 600,000 587,285
5.85%, 6/5/2030 370,000 364,818
5.65%, 4/2/2031(a)(d) 80,000 77,985
5.95%, 4/14/2032 530,000 521,824
Janus Henderson US Holdings, Inc.
5.45%, 9/10/2034 250,000 251,237
Jefferies Financial Group, Inc.
6.20%, 4/14/2034 250,000 255,865
5.50%, 2/15/2036(a) 100,000 96,300
LPL Holdings, Inc.
5.70%, 5/20/2027 40,000 40,425
5.20%, 3/15/2030(a) 150,000 151,376
6.00%, 5/20/2034(a) 210,000 214,715
Main Street Capital Corp.
5.40%, 8/15/2028(a) 170,000 169,318
6.95%, 3/1/2029(a) 300,000 309,212
Moody's Corp.
3.25%, 1/15/2028(a) 290,000 285,070
4.25%, 2/1/2029 302,000 301,666
2.00%, 8/19/2031(a) 353,000 311,512
4.25%, 8/8/2032(a) 325,000 317,428
5.00%, 8/5/2034 350,000 350,396
Morgan Stanley
7.25%, 4/1/2032(a) 910,000 1,032,087
Series I, 4.89%, 10/22/2036(c) 100,000 97,028
Morgan Stanley Direct Lending Fund
6.00%, 5/19/2030 250,000 249,819
MSCI, Inc.
5.25%, 9/1/2035(a) 610,000 600,358
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 5.4% (continued)
MSCI, Inc. (continued)
5.15%, 3/15/2036(a) $ 90,000 $ 87,187
Nasdaq, Inc.
5.35%, 6/28/2028 278,000 283,195
5.55%, 2/15/2034(a) 917,000 947,318
Nomura Holdings, Inc.
5.61%, 7/6/2029 740,000 759,748
2.68%, 7/16/2030 250,000 229,188
5.78%, 7/3/2034(a) 175,000 180,479
Raymond James Financial, Inc.
4.65%, 4/1/2030 40,000 40,273
4.90%, 9/11/2035 290,000 282,906
S&P Global, Inc.
4.75%, 8/1/2028 100,000 100,943
2.95%, 3/1/2029(a)(e) 1,262,000 1,217,338
4.25%, 5/1/2029(a) 1,200,000 1,193,784
2.50%, 12/1/2029 250,000 234,378
1.25%, 8/15/2030(a) 200,000 174,545
4.25%, 1/15/2031(d) 150,000 147,950
2.90%, 3/1/2032(a) 1,125,000 1,027,288
5.25%, 9/15/2033(a) 500,000 514,904
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 50,000 50,739
5.63%, 8/15/2030 160,000 158,867
State Street Corp.
4.54%, 4/24/2028(a)(c) 60,000 60,153
5.82%, 11/4/2028(a)(c) 50,000 51,091
2.40%, 1/24/2030 25,000 23,455
2.20%, 3/3/2031 50,000 44,813
4.42%, 5/13/2033(a)(c) 150,000 147,119
5.16%, 5/18/2034(c) 300,000 304,563
6.12%, 11/21/2034(c) 10,000 10,566
Stifel Financial Corp.
4.00%, 5/15/2030 246,000 239,325
UBS AG
5.00%, 7/9/2027 20,000 20,165
37,561,062
Chemicals - 0.9%
Cabot Corp.
5.00%, 6/30/2032(a) 200,000 200,369
CF Industries, Inc.
5.15%, 3/15/2034 667,000 666,049
5.30%, 11/26/2035 600,000 601,002
Ecolab, Inc.
3.25%, 12/1/2027 370,000 365,356
4.30%, 6/15/2028 1,010,000 1,011,793
4.80%, 3/24/2030 150,000 152,227
1.30%, 1/30/2031(a) 150,000 129,871
EIDP, Inc.
5.13%, 5/15/2032 250,000 254,251
4.80%, 5/15/2033 315,000 311,901
Lubrizol Corp. (The)
6.50%, 10/1/2034 250,000 278,192
NewMarket Corp.
2.70%, 3/18/2031 400,000 362,203

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 244
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 0.9% (continued)
RPM International, Inc.
4.55%, 3/1/2029(a) $ 150,000 $ 150,368
2.95%, 1/15/2032(a) 150,000 135,330
Sherwin-Williams Co. (The)
3.45%, 6/1/2027 565,000 559,962
2.95%, 8/15/2029 701,000 668,930
2.30%, 5/15/2030(a) 400,000 366,930
4.80%, 9/1/2031 5,000 5,035
2.20%, 3/15/2032(a) 250,000 218,138
6,437,907
Commercial Services & Supplies - 0.7%
Cintas Corp. No. 2
4.20%, 5/1/2028 150,000 149,928
4.00%, 5/1/2032(a) 515,000 501,371
RELX Capital, Inc.
4.00%, 3/18/2029(a) 1,052,000 1,038,829
4.75%, 3/27/2030 50,000 50,361
3.00%, 5/22/2030(a) 552,000 520,553
4.75%, 5/20/2032(a) 500,000 500,460
5.25%, 3/27/2035 500,000 504,663
Republic Services, Inc.
4.88%, 4/1/2029 345,000 350,067
2.30%, 3/1/2030(a) 250,000 231,040
5.00%, 4/1/2034 20,000 20,185
Rollins, Inc.
5.25%, 2/24/2035 325,000 324,588
Veralto Corp.
5.35%, 9/18/2028 485,000 494,457
5.45%, 9/18/2033 300,000 307,190
Waste Management, Inc.
4.95%, 3/15/2035(a) 50,000 50,074
5,043,766
Communications Equipment - 1.4%
Cisco Systems, Inc.
4.85%, 2/26/2029(a) 200,000 203,301
4.75%, 2/24/2030(a) 650,000 660,303
4.95%, 2/26/2031(a) 1,080,000 1,105,391
4.95%, 2/24/2032(a) 552,000 563,328
5.05%, 2/26/2034 1,423,000 1,442,056
5.10%, 2/24/2035(a) 470,000 475,683
Motorola Solutions, Inc.
4.60%, 2/23/2028 551,000 552,436
5.00%, 4/15/2029 300,000 303,886
4.60%, 5/23/2029 428,000 428,672
4.85%, 8/15/2030 100,000 100,817
2.30%, 11/15/2030 552,000 498,613
2.75%, 5/24/2031(a) 650,000 592,698
5.60%, 6/1/2032(a) 1,330,000 1,377,406
5.40%, 4/15/2034 600,000 608,011
5.55%, 8/15/2035 550,000 562,459
Nokia OYJ
4.38%, 6/12/2027 325,000 324,393
9,799,453
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Construction & Engineering - 0.2%
MasTec, Inc.
5.90%, 6/15/2029 $ 200,000 $ 206,210
Quanta Services, Inc.
4.75%, 8/9/2027(a) 150,000 150,615
2.90%, 10/1/2030(a) 50,000 46,567
4.50%, 1/15/2031(a) 500,000 496,501
5.25%, 8/9/2034 150,000 152,112
5.10%, 8/9/2035(a) 500,000 497,876
1,549,881
Construction Materials - 0.4%
Martin Marietta Materials, Inc.
3.45%, 6/1/2027 1,000,000 990,290
Series CB, 2.50%,
3/15/2030(a) 220,000 203,873
2.40%, 7/15/2031(a) 203,000 181,078
5.15%, 12/1/2034(a) 50,000 50,329
Vulcan Materials Co.
4.95%, 12/1/2029(a) 420,000 426,848
3.50%, 6/1/2030(a) 175,000 168,049
5.35%, 12/1/2034(a) 440,000 448,162
2,468,629
Consumer Finance - 1.1%
AerCap Ireland Capital DAC
6.15%, 9/30/2030(a) 230,000 241,467
4.95%, 9/10/2034 150,000 146,135
6.95%, 3/10/2055(a)(c) 550,000 569,536
American Express Co.
4.73%, 4/25/2029(c) 350,000 351,825
5.28%, 7/27/2029(a)(c) 200,000 203,684
5.09%, 1/30/2031(a)(c) 250,000 254,425
5.02%, 4/25/2031(a)(c) 150,000 152,172
6.49%, 10/30/2031(c) 1,040,000 1,117,182
4.92%, 7/20/2033(c) 100,000 100,237
5.92%, 4/25/2035(c) 230,000 239,111
5.28%, 7/26/2035(a)(c) 250,000 253,189
Capital One Financial Corp.
7.62%, 10/30/2031(c) 100,000 110,402
5.27%, 5/10/2033(a)(b) 600,000 601,557
6.05%, 2/1/2035(c) 40,000 41,475
5.88%, 7/26/2035(c) 100,000 102,665
5.40%, 1/30/2037(c) 180,000 176,811
Ford Motor Credit Co. LLC
7.35%, 11/4/2027 200,000 206,114
7.20%, 6/10/2030(a) 100,000 105,792
Synchrony Financial
3.95%, 12/1/2027 705,000 697,194
5.15%, 3/19/2029 662,000 663,629
5.94%, 8/2/2030(a)(c) 340,000 346,807
5.45%, 3/6/2031(c) 500,000 501,359
2.88%, 10/28/2031 475,000 417,394
6.00%, 7/29/2036(c) 215,000 213,909
7,814,071
Consumer Staples Distribution & Retail - 0.9%
Ahold Finance USA LLC
6.88%, 5/1/2029(a) 580,000 617,803

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
245 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 0.9% (continued)
Costco Wholesale Corp.
1.38%, 6/20/2027 $ 365,000 $ 354,771
1.60%, 4/20/2030(a) 1,540,000 1,395,022
1.75%, 4/20/2032(a) 570,000 494,701
Dollar Tree, Inc.
4.20%, 5/15/2028(a) 900,000 894,892
Kroger Co. (The)
Series B, 7.70%, 6/1/2029 100,000 108,876
8.00%, 9/15/2029 50,000 55,098
7.50%, 4/1/2031(a) 50,000 56,135
5.00%, 9/15/2034 150,000 148,175
Sysco Corp.
3.25%, 7/15/2027 30,000 29,561
2.40%, 2/15/2030 70,000 64,479
5.95%, 4/1/2030 45,000 46,829
2.45%, 12/14/2031(a) 100,000 88,232
6.00%, 1/17/2034(a) 375,000 395,059
5.40%, 3/23/2035(a) 350,000 351,177
5.38%, 9/21/2035 1,100,000 1,097,318
4.95%, 3/25/2036 40,000 38,382
6,236,510
Containers & Packaging - 0.3%
AptarGroup, Inc.
3.60%, 3/15/2032 310,000 287,501
Avery Dennison Corp.
4.88%, 12/6/2028 436,000 440,586
2.65%, 4/30/2030(a) 250,000 231,681
2.25%, 2/15/2032 100,000 87,040
5.75%, 3/15/2033 300,000 312,061
Packaging Corp. of America
3.00%, 12/15/2029 198,000 188,351
5.70%, 12/1/2033 350,000 364,037
1,911,257
Distributors - 0.3%
Genuine Parts Co.
6.50%, 11/1/2028 360,000 372,730
4.95%, 8/15/2029 720,000 719,025
2.75%, 2/1/2032 185,000 161,091
6.88%, 11/1/2033 250,000 270,755
LKQ Corp.
5.75%, 6/15/2028 550,000 558,684
6.25%, 6/15/2033 50,000 51,886
2,134,171
Diversified REITs - 1.4%
American Assets Trust LP
REIT, 6.15%, 10/1/2034 250,000 250,559
Broadstone Net Lease LLC
REIT, 2.60%, 9/15/2031 250,000 220,402
GLP Capital LP
REIT, 5.75%, 6/1/2028 400,000 405,230
REIT, 5.30%, 1/15/2029 500,000 503,990
REIT, 4.00%, 1/15/2030 415,000 398,837
REIT, 4.00%, 1/15/2031 700,000 663,485
REIT, 3.25%, 1/15/2032 655,000 586,994
REIT, 6.75%, 12/1/2033 250,000 265,372
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 1.4% (continued)
GLP Capital LP (continued)
REIT, 5.63%, 9/15/2034 $ 450,000 $ 447,812
Rayonier LP
REIT, 2.75%, 5/17/2031(a) 300,000 270,281
Simon Property Group LP
REIT, 6.25%, 1/15/2034 40,000 43,105
REIT, 4.75%, 9/26/2034 100,000 97,824
VICI Properties LP
REIT, 4.75%, 2/15/2028(a) 955,000 956,323
REIT, 4.75%, 4/1/2028(a) 350,000 350,515
REIT, 4.95%, 2/15/2030 703,000 703,133
REIT, 5.13%, 11/15/2031(a) 500,000 498,562
REIT, 5.13%, 5/15/2032 1,040,000 1,031,057
REIT, 5.75%, 4/1/2034(a) 300,000 304,572
REIT, 5.63%, 4/1/2035 635,000 637,005
WP Carey, Inc.
REIT, 2.40%, 2/1/2031(a) 100,000 89,598
REIT, 2.25%, 4/1/2033(a) 640,000 534,176
REIT, 5.38%, 6/30/2034 250,000 251,927
9,510,759
Diversified Telecommunication Services - 0.4%
AT&T, Inc.
1.65%, 2/1/2028(a) 220,000 210,034
4.10%, 2/15/2028 150,000 149,434
2.25%, 2/1/2032 180,000 157,058
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(e) 400,000 458,428
Koninklijke KPN NV
8.38%, 10/1/2030(a) 326,000 374,520
Sprint Capital Corp.
6.88%, 11/15/2028 690,000 728,539
8.75%, 3/15/2032 400,000 475,972
2,553,985
Electric Utilities - 2.5%
AEP Texas, Inc.
5.45%, 5/15/2029(a) 890,000 912,127
Series E, 6.65%, 2/15/2033 50,000 53,957
5.70%, 5/15/2034(a) 300,000 309,766
American Electric Power Co., Inc.
5.63%, 3/1/2033 50,000 51,714
6.95%, 12/15/2054(c) 300,000 319,581
7.05%, 12/15/2054(c) 700,000 732,505
3.88%, 2/15/2062(b) 91,000 89,396
Appalachian Power Co.
5.65%, 4/1/2034(a) 200,000 205,827
Arizona Public Service Co.
6.35%, 12/15/2032 235,000 250,865
Duke Energy Carolinas LLC
6.45%, 10/15/2032 50,000 54,257
Duke Energy Corp.
4.95%, 9/15/2035(a) 110,000 107,622
6.45%, 9/1/2054(c) 492,000 514,018
Edison International
5.75%, 6/15/2027 130,000 130,914

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 246
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.5% (continued)
Emera US Finance LP
2.64%, 6/15/2031 $ 150,000 $ 133,593
Evergy Kansas Central, Inc.
4.70%, 3/13/2028 150,000 150,569
5.25%, 3/15/2035 300,000 302,389
Evergy, Inc.
2.90%, 9/15/2029(a) 660,000 626,418
6.65%, 6/1/2055(c) 100,000 101,417
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027(e) 450,000 446,881
Interstate Power and Light Co.
5.70%, 10/15/2033 200,000 208,281
4.95%, 9/30/2034 250,000 246,135
5.60%, 6/29/2035 195,000 200,220
MidAmerican Energy Co.
3.10%, 5/1/2027(a) 225,000 222,821
3.65%, 4/15/2029(a) 503,000 494,035
6.75%, 12/30/2031 150,000 166,797
5.35%, 1/15/2034 200,000 205,464
Nevada Power Co.
Series CC, 3.70%,
5/1/2029(a) 702,000 688,072
Series DD, 2.40%, 5/1/2030 445,000 411,170
6.25%, 5/15/2055(a)(c) 50,000 50,204
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027 200,000 198,600
3.80%, 3/15/2082(b) 110,000 107,287
OGE Energy Corp.
5.45%, 5/15/2029 150,000 153,494
Ohio Power Co.
Series Q, 1.63%, 1/15/2031(a) 150,000 131,051
Series G, 6.60%, 2/15/2033(a) 50,000 54,049
Series D, 6.60%, 3/1/2033 200,000 216,240
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033 250,000 257,885
PacifiCorp
5.10%, 2/15/2029(a) 400,000 404,828
3.50%, 6/15/2029 200,000 193,242
2.70%, 9/15/2030 250,000 229,795
5.30%, 2/15/2031(a) 550,000 560,022
7.70%, 11/15/2031 450,000 507,923
5.45%, 2/15/2034 1,240,000 1,254,959
5.25%, 6/15/2035 200,000 195,443
Pinnacle West Capital Corp.
4.90%, 5/15/2028 350,000 353,032
Progress Energy, Inc.
7.75%, 3/1/2031 740,000 832,446
Public Service Co. of Oklahoma
5.25%, 1/15/2033 250,000 253,776
5.20%, 1/15/2035 1,400,000 1,390,333
Southern California Edison Co.
6.65%, 4/1/2029 150,000 156,689
Southern Co. (The)
5.11%, 8/1/2027(e) 25,000 25,208
5.50%, 3/15/2029 20,000 20,564
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 2.5% (continued)
Southern Co. (The) (continued)
5.20%, 6/15/2033(a) $ 377,000 $ 381,524
5.70%, 3/15/2034 230,000 238,239
4.85%, 3/15/2035 163,000 158,607
Series 2025, 6.38%,
3/15/2055(a)(c) 350,000 360,516
Southwestern Electric Power Co.
5.30%, 4/1/2033 150,000 152,122
Tucson Electric Power Co.
3.25%, 5/15/2032(a) 400,000 366,639
5.20%, 9/15/2034 100,000 100,831
17,642,359
Electrical Equipment - 0.4%
Acuity Brands Lighting, Inc.
2.15%, 12/15/2030(a) 350,000 313,202
Eaton Corp.
4.20%, 3/6/2031 930,000 917,072
GE Vernova, Inc.
4.88%, 2/4/2036 450,000 445,127
Hubbell, Inc.
3.15%, 8/15/2027 150,000 147,655
3.50%, 2/15/2028 405,000 398,732
Rockwell Automation, Inc.
6.70%, 1/15/2028 400,000 415,462
2,637,250
Electronic Equipment, Instruments & Components - 2.1%
Allegion US Holding Co., Inc.
3.55%, 10/1/2027(a) 250,000 246,613
5.41%, 7/1/2032 250,000 255,214
5.60%, 5/29/2034 350,000 358,460
Amphenol Corp.
4.38%, 6/12/2028 150,000 150,351
3.90%, 11/15/2028 70,000 69,438
5.05%, 4/5/2029(a) 300,000 306,312
2.80%, 2/15/2030 270,000 254,682
2.20%, 9/15/2031 350,000 310,195
4.40%, 2/15/2033 820,000 801,540
5.25%, 4/5/2034 300,000 307,122
5.00%, 1/15/2035(a) 100,000 100,139
Arrow Electronics, Inc.
3.88%, 1/12/2028(a) 165,000 163,043
5.15%, 8/21/2029(a) 550,000 555,727
Avnet, Inc.
6.25%, 3/15/2028 250,000 256,693
3.00%, 5/15/2031 150,000 135,356
CDW LLC
4.25%, 4/1/2028 392,000 387,727
3.28%, 12/1/2028(a) 357,000 343,248
3.25%, 2/15/2029 450,000 429,876
5.10%, 3/1/2030(a) 450,000 451,316
3.57%, 12/1/2031(a) 800,000 736,416
5.55%, 8/22/2034(a) 400,000 396,247
Flex Ltd.
6.00%, 1/15/2028 230,000 235,077
4.88%, 6/15/2029(a) 200,000 200,694

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
247 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electronic Equipment, Instruments & Components - 2.1%
(continued)
Flex Ltd. (continued)
4.88%, 5/12/2030 $ 262,000 $ 262,147
Jabil, Inc.
4.25%, 5/15/2027 400,000 400,010
3.95%, 1/12/2028 280,000 277,344
3.60%, 1/15/2030 450,000 431,715
3.00%, 1/15/2031(a) 250,000 230,676
Keysight Technologies, Inc.
3.00%, 10/30/2029(a) 350,000 333,341
5.35%, 7/30/2030(a) 350,000 359,379
4.95%, 10/15/2034(a) 500,000 497,033
TD SYNNEX Corp.
2.38%, 8/9/2028 52,000 49,446
4.30%, 1/17/2029 330,000 326,433
2.65%, 8/9/2031(a) 370,000 329,679
6.10%, 4/12/2034 400,000 416,737
Teledyne Technologies, Inc.
2.25%, 4/1/2028(a) 357,000 342,938
2.75%, 4/1/2031(a) 700,000 640,879
Tyco Electronics Group SA
3.13%, 8/15/2027 20,000 19,706
4.63%, 2/1/2030 200,000 201,936
4.50%, 2/9/2031 240,000 238,974
2.50%, 2/4/2032 725,000 645,904
Vontier Corp.
2.40%, 4/1/2028 402,000 385,537
2.95%, 4/1/2031(a) 475,000 433,833
14,275,133
Energy Equipment & Services - 0.1%
Baker Hughes Holdings LLC
3.34%, 12/15/2027 370,000 364,608
Entertainment - 0.8%
Netflix, Inc.
4.88%, 4/15/2028(a) 1,065,000 1,078,524
5.88%, 11/15/2028(a) 1,435,000 1,489,780
6.38%, 5/15/2029(a) 650,000 687,254
4.90%, 8/15/2034 600,000 602,958
Take-Two Interactive Software, Inc.
4.95%, 3/28/2028 300,000 302,258
4.00%, 4/14/2032(a) 411,000 391,987
5.60%, 6/12/2034 100,000 102,211
Tencent Music Entertainment Group
2.00%, 9/3/2030 600,000 543,351
5,198,323
Financial Services - 2.2%
Apollo Global Management, Inc.
6.38%, 11/15/2033(a) 655,000 701,121
5.15%, 8/12/2035(a) 300,000 292,022
6.00%, 12/15/2054(c) 300,000 293,449
Block Financial LLC
2.50%, 7/15/2028 350,000 331,538
3.88%, 8/15/2030(a) 485,000 456,256
Corebridge Financial, Inc.
6.88%, 12/15/2052(c) 365,000 370,477
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 2.2% (continued)
Enact Holdings, Inc.
6.25%, 5/28/2029 $ 200,000 $ 206,633
Equitable Holdings, Inc.
4.35%, 4/20/2028 150,000 149,392
6.70%, 3/28/2055(c) 90,000 92,304
Essent Group Ltd.
6.25%, 7/1/2029 300,000 310,359
Fiserv, Inc.
5.45%, 3/2/2028 300,000 303,751
5.60%, 3/2/2033 50,000 50,701
5.63%, 8/21/2033(a) 350,000 354,476
5.45%, 3/15/2034 50,000 49,670
5.25%, 8/11/2035 110,000 107,315
Global Payments, Inc.
3.20%, 8/15/2029 50,000 47,217
5.30%, 8/15/2029(a) 100,000 100,619
2.90%, 5/15/2030 200,000 183,264
5.40%, 8/15/2032(a) 265,000 263,628
5.55%, 11/15/2035 100,000 96,446
Mastercard, Inc.
4.55%, 3/15/2028 200,000 201,629
2.95%, 6/1/2029(a) 801,000 772,829
3.35%, 3/26/2030 1,053,000 1,018,308
2.00%, 11/18/2031(a) 275,000 244,353
4.35%, 1/15/2032(a) 1,400,000 1,390,049
4.85%, 3/9/2033 500,000 506,750
4.88%, 5/9/2034 800,000 805,741
4.55%, 1/15/2035(a) 500,000 490,386
MGIC Investment Corp.
5.25%, 8/15/2028(a) 720,000 719,443
National Rural Utilities Cooperative Finance
Corp.
Series D, 4.15%, 8/25/2028 80,000 79,626
Series C, 8.00%, 3/1/2032 400,000 463,758
NMI Holdings, Inc.
6.00%, 8/15/2029 150,000 153,168
ORIX Corp.
5.00%, 9/13/2027 50,000 50,365
Radian Group, Inc.
6.20%, 5/15/2029(a) 400,000 413,719
Synchrony Bank
5.63%, 8/23/2027 404,000 407,516
Visa, Inc.
2.75%, 9/15/2027 410,000 403,073
2.05%, 4/15/2030 325,000 299,282
1.10%, 2/15/2031 50,000 43,298
4.70%, 2/12/2036(a) 500,000 495,296
Woodside Finance Ltd.
4.90%, 5/19/2028 250,000 251,960
5.70%, 5/19/2032 250,000 259,753
5.10%, 9/12/2034 450,000 443,557
6.00%, 5/19/2035 550,000 572,026
15,246,523

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 248
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 1.0%
Flowers Foods, Inc.
2.40%, 3/15/2031(a) $ 250,000 $ 214,358
General Mills, Inc.
4.95%, 3/29/2033(a) 285,000 282,605
Hormel Foods Corp.
1.80%, 6/11/2030 440,000 396,218
Ingredion, Inc.
2.90%, 6/1/2030 400,000 375,241
McCormick & Co., Inc.
3.40%, 8/15/2027 290,000 286,346
1.85%, 2/15/2031 150,000 131,477
4.70%, 10/15/2034(a) 250,000 240,488
Mondelez International, Inc.
4.25%, 5/6/2028(a) 260,000 259,659
4.75%, 2/20/2029(a) 50,000 50,549
2.75%, 4/13/2030(a) 623,000 582,567
1.50%, 2/4/2031 250,000 217,866
6.50%, 11/1/2031 150,000 162,422
3.00%, 3/17/2032(a) 550,000 499,031
4.75%, 8/28/2034(a) 150,000 147,047
5.13%, 5/6/2035(a) 250,000 250,033
Tyson Foods, Inc.
4.35%, 3/1/2029(a) 690,000 687,893
5.70%, 3/15/2034(a) 350,000 362,981
Unilever Capital Corp.
3.50%, 3/22/2028 502,000 496,439
2.13%, 9/6/2029(a) 175,000 163,996
5.00%, 12/8/2033(a) 190,000 194,291
4.63%, 8/12/2034 600,000 593,926
6,595,433
Gas Utilities - 0.3%
Atmos Energy Corp.
3.00%, 6/15/2027 200,000 197,405
2.63%, 9/15/2029 250,000 236,704
1.50%, 1/15/2031(a) 500,000 437,036
5.45%, 10/15/2032 150,000 155,551
5.90%, 11/15/2033 450,000 480,091
National Fuel Gas Co.
3.95%, 9/15/2027 150,000 148,735
2.95%, 3/1/2031 250,000 227,906
5.95%, 3/15/2035 450,000 467,497
2,350,925
Ground Transportation - 0.7%
Burlington Northern Santa Fe LLC
7.95%, 8/15/2030 330,000 373,650
Canadian Pacific Railway Co.
7.13%, 10/15/2031 60,000 67,034
Fedex Freight Holding Co., Inc.
4.65%, 3/15/2031(d) 480,000 473,263
5.25%, 3/15/2036(d) 320,000 311,483
Uber Technologies, Inc.
4.30%, 1/15/2030(a) 2,130,000 2,113,115
4.80%, 9/15/2034 1,645,000 1,612,114
4.80%, 9/15/2035 100,000 97,395
5,048,054
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories
3.70%, 3/9/2029 $ 2,990,000 $ 2,949,085
4.65%, 3/15/2036 1,150,000 1,116,765
Boston Scientific Corp.
4.00%, 3/1/2029 160,000 158,603
2.65%, 6/1/2030(a) 815,000 759,589
DH Europe Finance II Sarl
2.60%, 11/15/2029 152,000 143,051
Edwards Lifesciences Corp.
4.30%, 6/15/2028 650,000 648,651
Medtronic Global Holdings SCA
4.25%, 3/30/2028 740,000 739,998
4.50%, 3/30/2033(a) 150,000 148,359
Medtronic, Inc.
4.38%, 3/15/2035 1,430,000 1,380,664
Smith & Nephew plc
2.03%, 10/14/2030(a) 400,000 357,277
STERIS Irish FinCo. UnLtd Co.
2.70%, 3/15/2031 400,000 364,141
Stryker Corp.
4.70%, 2/10/2028 720,000 724,480
3.65%, 3/7/2028 400,000 395,240
4.85%, 12/8/2028 600,000 607,970
4.25%, 9/11/2029(a) 150,000 149,364
4.85%, 2/10/2030 50,000 50,642
1.95%, 6/15/2030(a) 1,374,000 1,242,872
4.63%, 9/11/2034(a) 775,000 758,066
5.20%, 2/10/2035 680,000 688,845
13,383,662
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.
3.41%, 6/15/2027 804,000 795,744
5.13%, 2/15/2029 700,000 711,255
5.00%, 11/15/2029(a) 450,000 456,636
5.45%, 2/15/2034 475,000 485,248
5.35%, 11/15/2034 400,000 405,058
5.15%, 9/15/2035 85,000 84,549
Cencora, Inc.
3.45%, 12/15/2027 861,000 847,597
4.63%, 12/15/2027(a) 400,000 401,520
4.85%, 12/15/2029(a) 280,000 283,395
2.80%, 5/15/2030(a) 270,000 252,320
2.70%, 3/15/2031 880,000 803,634
5.13%, 2/15/2034(a) 500,000 501,952
5.15%, 2/15/2035 100,000 100,382
4.90%, 2/13/2036(a) 280,000 273,185
Centene Corp.
4.63%, 12/15/2029 77,000 75,067
3.38%, 2/15/2030 390,000 362,403
3.00%, 10/15/2030 125,000 112,384
2.50%, 3/1/2031 160,000 139,446
CommonSpirit Health
6.07%, 11/1/2027 830,000 848,429
Elevance Health, Inc.
4.75%, 2/15/2033 200,000 197,722

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
249 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 2.5% (continued)
HCA, Inc.
5.20%, 6/1/2028(a) $ 500,000 $ 506,778
5.63%, 9/1/2028 200,000 203,818
3.50%, 9/1/2030 200,000 190,162
5.45%, 4/1/2031 200,000 205,337
5.50%, 6/1/2033(a) 150,000 153,443
7.50%, 11/6/2033(a) 50,000 56,492
5.60%, 4/1/2034 125,000 128,129
5.45%, 9/15/2034 280,000 283,431
Laboratory Corp. of America Holdings
4.80%, 10/1/2034(a) 650,000 634,767
McKesson Corp.
4.90%, 7/15/2028(a) 200,000 202,920
4.25%, 9/15/2029(a) 530,000 528,545
4.65%, 5/30/2030(a) 450,000 452,975
4.95%, 5/30/2032(a) 500,000 507,515
5.10%, 7/15/2033 450,000 458,853
5.25%, 5/30/2035(a) 960,000 977,830
OhioHealth Corp.
2.30%, 11/15/2031(a) 200,000 178,227
Quest Diagnostics, Inc.
4.60%, 12/15/2027 250,000 250,852
6.40%, 11/30/2033 470,000 511,180
UnitedHealth Group, Inc.
4.80%, 1/15/2030 30,000 30,373
4.65%, 1/15/2031 160,000 160,995
2.30%, 5/15/2031(a) 150,000 134,842
4.95%, 1/15/2032(a) 230,000 233,037
5.35%, 2/15/2033(a) 500,000 514,566
4.50%, 4/15/2033(a) 240,000 235,330
5.15%, 7/15/2034 50,000 50,597
5.30%, 6/15/2035 200,000 204,002
Universal Health Services, Inc.
4.63%, 10/15/2029(a) 400,000 397,166
2.65%, 10/15/2030(a) 450,000 406,614
2.65%, 1/15/2032 350,000 306,360
17,243,062
Health Care REITs - 0.8%
Alexandria Real Estate Equities, Inc.
REIT, 1.88%, 2/1/2033 550,000 443,099
REIT, 2.95%, 3/15/2034 153,000 128,817
Healthcare Realty Holdings LP
REIT, 3.10%, 2/15/2030(a) 50,000 47,078
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 200,000 193,186
REIT, 3.00%, 1/15/2030 50,000 47,105
National Health Investors, Inc.
REIT, 3.00%, 2/1/2031 300,000 271,313
Omega Healthcare Investors, Inc.
REIT, 4.75%, 1/15/2028(a) 761,000 761,525
REIT, 3.63%, 10/1/2029 251,000 241,854
REIT, 5.20%, 7/1/2030(a) 410,000 413,122
REIT, 3.38%, 2/1/2031(a) 545,000 505,922
REIT, 3.25%, 4/15/2033(a) 475,000 420,407
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care REITs - 0.8% (continued)
Sabra Health Care LP
REIT, 3.90%, 10/15/2029 $ 151,000 $ 146,745
REIT, 3.20%, 12/1/2031(a) 600,000 542,433
Welltower OP LLC
REIT, 3.10%, 1/15/2030(a) 245,000 233,414
REIT, 4.50%, 7/1/2030 510,000 510,009
REIT, 2.75%, 1/15/2031 100,000 92,142
REIT, 2.80%, 6/1/2031 443,000 406,934
5,405,105
Hotel & Resort REITs - 0.4%
Host Hotels & Resorts LP
Series H, REIT, 3.38%,
12/15/2029 53,000 50,475
Series I, REIT, 3.50%,
9/15/2030(a) 650,000 613,818
Series J, REIT, 2.90%,
12/15/2031(a) 200,000 178,954
REIT, 5.70%, 6/15/2032 670,000 690,175
REIT, 5.70%, 7/1/2034 570,000 581,774
REIT, 5.50%, 4/15/2035 600,000 601,764
2,716,960
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc.
5.25%, 3/16/2036 400,000 398,919
Booking Holdings, Inc.
3.55%, 3/15/2028(a) 425,000 419,142
Choice Hotels International, Inc.
3.70%, 12/1/2029(a) 288,000 275,658
3.70%, 1/15/2031 425,000 398,445
5.85%, 8/1/2034(a) 415,000 419,553
Darden Restaurants, Inc.
3.85%, 5/1/2027 20,000 19,890
Marriott International, Inc.
5.00%, 10/15/2027(a) 188,000 189,633
Series X, 4.00%, 4/15/2028 102,000 101,309
5.55%, 10/15/2028(a) 600,000 615,444
Series AA, 4.65%, 12/1/2028 100,000 100,338
4.90%, 4/15/2029(a) 500,000 505,948
4.88%, 5/15/2029 200,000 202,235
4.80%, 3/15/2030 150,000 151,055
Series FF, 4.63%,
6/15/2030(a) 327,000 326,494
Series HH, 2.85%,
4/15/2031(a) 450,000 412,505
Series GG, 3.50%,
10/15/2032 475,000 437,818
Series II, 2.75%, 10/15/2033 100,000 86,755
5.30%, 5/15/2034 50,000 50,498
5.35%, 3/15/2035 620,000 625,419
McDonald's Corp.
3.50%, 7/1/2027(a) 359,000 356,051
4.80%, 8/14/2028(a) 390,000 393,925
2.63%, 9/1/2029(a) 1,145,000 1,085,971
2.13%, 3/1/2030(a) 551,000 507,481
3.60%, 7/1/2030(a) 395,000 383,795

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 250
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 1.4% (continued)
McDonald’s Corp. (continued)
4.60%, 9/9/2032(a) $ 530,000 $ 532,405
4.95%, 8/14/2033(a) 450,000 457,578
5.20%, 5/17/2034 70,000 71,650
4.95%, 3/3/2035(a) 550,000 547,550
10,073,464
Household Durables - 0.7%
DR Horton, Inc.
1.40%, 10/15/2027(a) 1,330,000 1,275,453
5.00%, 10/15/2034 700,000 693,072
5.50%, 10/15/2035 10,000 10,208
Lennar Corp.
5.00%, 6/15/2027(a) 200,000 200,707
4.75%, 11/29/2027 450,000 451,468
5.20%, 7/30/2030(a) 500,000 506,720
NVR, Inc.
3.00%, 5/15/2030 627,000 590,388
PulteGroup, Inc.
7.88%, 6/15/2032 200,000 229,744
6.38%, 5/15/2033(a) 490,000 527,865
Sekisui House US, Inc.
3.85%, 1/15/2030 150,000 143,012
Toll Brothers Finance Corp.
4.35%, 2/15/2028 100,000 99,620
3.80%, 11/1/2029(a) 250,000 243,599
4,971,856
Household Products - 0.8%
Church & Dwight Co., Inc.
3.15%, 8/1/2027(a) 605,000 597,505
2.30%, 12/15/2031 250,000 221,705
5.60%, 11/15/2032(a) 400,000 420,199
Clorox Co. (The)
4.40%, 5/1/2029 440,000 438,722
1.80%, 5/15/2030(a) 350,000 313,461
4.60%, 5/1/2032 350,000 345,859
Colgate-Palmolive Co.
4.60%, 3/1/2028(a) 200,000 202,424
4.20%, 5/1/2030 200,000 200,290
3.25%, 8/15/2032(a) 200,000 188,272
4.60%, 3/1/2033 200,000 202,554
Kimberly-Clark Corp.
1.05%, 9/15/2027 150,000 143,975
3.10%, 3/26/2030 62,000 59,119
Procter & Gamble Co. (The)
2.85%, 8/11/2027(a) 50,000 49,328
3.00%, 3/25/2030(a) 1,444,000 1,383,066
4.55%, 1/29/2034(a) 375,000 377,160
5.50%, 2/1/2034 220,000 231,673
4.35%, 11/3/2035 50,000 48,603
5,423,915
Independent Power and Renewable Electricity Producers - 0.0%(f)
Southern Power Co.
Series B, 4.90%, 10/1/2035 125,000 121,048
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Industrial Conglomerates - 0.1%
3M Co.
4.80%, 3/15/2030 $ 270,000 $ 272,787
Pentair Finance Sarl
4.50%, 7/1/2029 200,000 199,481
5.90%, 7/15/2032 450,000 469,919
942,187
Industrial REITs - 0.0%(f)
LXP Industrial Trust
REIT, 2.38%, 10/1/2031 200,000 174,146
Insurance - 5.2%
ACE Capital Trust II
9.70%, 4/1/2030 170,000 198,923
Alleghany Corp.
3.63%, 5/15/2030 375,000 363,660
Allstate Corp. (The)
5.05%, 6/24/2029 150,000 152,820
5.25%, 3/30/2033 50,000 50,965
5.35%, 6/1/2033(a) 195,000 200,332
5.95%, 4/1/2036 1,690,000 1,779,189
American Financial Group, Inc.
5.25%, 4/2/2030 125,000 127,271
American National Group, Inc.
5.75%, 10/1/2029 250,000 253,336
Aon Corp.
2.85%, 5/28/2027 263,000 259,200
4.50%, 12/15/2028 360,000 361,161
3.75%, 5/2/2029 475,000 464,942
2.80%, 5/15/2030 487,000 453,935
2.05%, 8/23/2031 200,000 174,713
2.60%, 12/2/2031(a) 315,000 281,146
5.00%, 9/12/2032 275,000 276,902
5.35%, 2/28/2033(a) 574,000 587,352
Aon North America, Inc.
5.15%, 3/1/2029(a) 500,000 508,897
5.30%, 3/1/2031 650,000 665,047
5.45%, 3/1/2034 1,825,000 1,865,040
Arch Capital Group Ltd.
7.35%, 5/1/2034 200,000 226,397
Arthur J Gallagher & Co.
2.40%, 11/9/2031 70,000 61,553
6.50%, 2/15/2034 300,000 323,531
5.45%, 7/15/2034 80,000 81,125
Assurant, Inc.
4.90%, 3/27/2028 250,000 251,090
3.70%, 2/22/2030 51,000 48,968
2.65%, 1/15/2032 125,000 109,565
Assured Guaranty US Holdings, Inc.
6.13%, 9/15/2028 170,000 175,927
Athene Holding Ltd.
4.13%, 1/12/2028 650,000 643,183
6.15%, 4/3/2030 475,000 490,796
3.50%, 1/15/2031(a) 750,000 697,858
6.65%, 2/1/2033 450,000 472,591
5.88%, 1/15/2034(a) 500,000 503,029
6.63%, 10/15/2054(c) 300,000 291,343

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
251 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.2% (continued)
Athene Holding Ltd. (continued)
6.88%, 6/28/2055(c) $ 320,000 $ 310,532
AXIS Specialty Finance LLC
3.90%, 7/15/2029 200,000 195,956
4.90%, 1/15/2040(b) 352,000 343,846
AXIS Specialty Finance plc
4.00%, 12/6/2027 110,000 109,158
Berkshire Hathaway Finance Corp.
1.45%, 10/15/2030 15,000 13,356
Brighthouse Financial, Inc.
3.70%, 6/22/2027(a) 170,000 166,953
Brown & Brown, Inc.
4.50%, 3/15/2029 420,000 418,309
2.38%, 3/15/2031 402,000 355,398
4.20%, 3/17/2032 200,000 189,769
5.25%, 6/23/2032(a) 500,000 498,964
5.55%, 6/23/2035 500,000 498,372
Chubb INA Holdings LLC
5.00%, 3/15/2034(a) 350,000 352,321
4.90%, 8/15/2035 460,000 454,122
Cincinnati Financial Corp.
6.92%, 5/15/2028(a) 200,000 209,799
CNA Financial Corp.
3.45%, 8/15/2027 760,000 750,511
2.05%, 8/15/2030(a) 565,000 505,649
5.50%, 6/15/2033 450,000 459,346
F&G Annuities & Life, Inc.
7.40%, 1/13/2028(a) 595,000 606,816
6.50%, 6/4/2029(a) 545,000 551,260
6.25%, 10/4/2034 70,000 68,351
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028(a) 940,000 945,282
3.38%, 3/3/2031 400,000 374,357
5.63%, 8/16/2032(a) 630,000 649,155
6.00%, 12/7/2033(a) 250,000 262,462
Fidelity National Financial, Inc.
4.50%, 8/15/2028 10,000 9,966
Globe Life, Inc.
2.15%, 8/15/2030(a) 250,000 224,164
4.80%, 6/15/2032 150,000 148,570
5.85%, 9/15/2034 1,060,000 1,096,495
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030 250,000 226,978
Hartford Insurance Group, Inc. (The)
2.80%, 8/19/2029(a) 302,000 286,125
Horace Mann Educators Corp.
7.25%, 9/15/2028 200,000 210,481
Loews Corp.
3.20%, 5/15/2030(a) 150,000 142,741
Manulife Financial Corp.
2.48%, 5/19/2027 450,000 442,409
4.06%, 2/24/2032(b) 701,000 696,254
4.99%, 12/11/2035 300,000 295,164
Markel Group, Inc.
3.50%, 11/1/2027 250,000 246,245
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 5.2% (continued)
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029 $ 1,080,000 $ 1,080,609
4.65%, 3/15/2030(a) 500,000 502,520
2.25%, 11/15/2030 150,000 135,924
4.85%, 11/15/2031 600,000 605,168
2.38%, 12/15/2031 250,000 222,629
5.88%, 8/1/2033 10,000 10,636
5.40%, 9/15/2033(a) 260,000 268,622
5.15%, 3/15/2034 945,000 955,491
5.00%, 3/15/2035 1,510,000 1,500,693
Old Republic International Corp.
5.75%, 3/28/2034 150,000 153,803
Primerica, Inc.
2.80%, 11/19/2031(a) 400,000 359,961
Progressive Corp. (The)
3.20%, 3/26/2030(a) 51,000 48,820
6.25%, 12/1/2032(a) 100,000 108,806
Prudential Financial, Inc.
6.00%, 9/1/2052(a)(b) 20,000 20,266
6.50%, 3/15/2054(a)(c) 380,000 391,288
RenaissanceRe Holdings Ltd.
3.60%, 4/15/2029(a) 500,000 485,542
5.75%, 6/5/2033(a) 350,000 360,385
5.80%, 4/1/2035 200,000 204,860
Unum Group
4.00%, 6/15/2029(a) 100,000 98,100
Willis North America, Inc.
4.65%, 6/15/2027(a) 100,000 100,236
4.50%, 9/15/2028 240,000 239,680
2.95%, 9/15/2029(a) 354,000 335,651
4.55%, 3/15/2031(a) 1,170,000 1,155,486
5.35%, 5/15/2033(a) 505,000 512,100
36,574,699
Interactive Media & Services - 2.5%
Alphabet, Inc.
1.10%, 8/15/2030(a) 1,440,000 1,266,031
4.10%, 2/15/2031(a) 500,000 494,133
4.38%, 11/15/2032 306,000 302,912
4.50%, 5/15/2035(a) 650,000 635,952
4.70%, 11/15/2035 1,990,000 1,953,543
4.80%, 2/15/2036(a) 2,265,000 2,241,983
Meta Platforms, Inc.
4.80%, 5/15/2030 260,000 263,787
4.20%, 11/15/2030(a) 800,000 790,649
4.55%, 8/15/2031 365,000 365,445
3.85%, 8/15/2032(a) 1,750,000 1,665,921
4.60%, 11/15/2032(a) 1,240,000 1,225,090
4.95%, 5/15/2033(a) 1,554,000 1,559,853
4.75%, 8/15/2034(a) 2,330,000 2,292,587
4.88%, 11/15/2035(a) 2,520,000 2,456,003
17,513,889
IT Services - 0.9%
Accenture Capital, Inc.
3.90%, 10/4/2027(a) 180,000 179,510
4.05%, 10/4/2029(a) 550,000 545,679

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 252
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
IT Services - 0.9% (continued)
Accenture Capital, Inc. (continued)
4.25%, 10/4/2031(a) $ 450,000 $ 443,608
4.50%, 10/4/2034(a) 1,037,000 999,077
Amdocs Ltd.
2.54%, 6/15/2030(a) 450,000 408,143
Booz Allen Hamilton, Inc.
5.95%, 8/4/2033(a) 500,000 510,506
5.95%, 4/15/2035(a) 400,000 403,081
CGI, Inc.
2.30%, 9/14/2031(a) 445,000 388,595
Gartner, Inc.
5.60%, 11/20/2035(a) 260,000 244,951
Genpact Luxembourg Sarl
6.00%, 6/4/2029 5,000 5,138
Genpact UK Finco plc
4.95%, 11/18/2030(a) 680,000 667,291
IBM International Capital Pte. Ltd.
4.90%, 2/5/2034(a) 355,000 350,187
International Business Machines Corp.
6.50%, 1/15/2028 70,000 72,506
5.00%, 2/10/2032(a) 100,000 100,837
VeriSign, Inc.
2.70%, 6/15/2031(a) 790,000 711,925
5.25%, 6/1/2032(a) 150,000 152,084
6,183,118
Leisure Products - 0.0%(f)
Hasbro, Inc.
6.05%, 5/14/2034 100,000 104,630
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 200,000 199,594
2.75%, 9/15/2029 332,000 314,545
2.10%, 6/4/2030 450,000 408,036
2.30%, 3/12/2031 751,000 675,362
4.75%, 9/9/2034(a) 250,000 245,924
1,843,461
Machinery - 1.2%
Cummins, Inc.
7.13%, 3/1/2028 100,000 104,992
Dover Corp.
2.95%, 11/4/2029(a) 450,000 428,261
Flowserve Corp.
3.50%, 10/1/2030(a) 300,000 283,436
2.80%, 1/15/2032 125,000 110,541
IDEX Corp.
4.95%, 9/1/2029(a) 505,000 509,954
3.00%, 5/1/2030(a) 350,000 329,540
2.63%, 6/15/2031(a) 300,000 271,961
Ingersoll Rand, Inc.
5.20%, 6/15/2027 200,000 201,619
5.18%, 6/15/2029(a) 300,000 306,747
5.70%, 8/14/2033 75,000 78,104
Nordson Corp.
5.60%, 9/15/2028 250,000 255,600
4.50%, 12/15/2029 350,000 349,674
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 1.2% (continued)
Nordson Corp. (continued)
5.80%, 9/15/2033 $ 100,000 $ 103,741
nVent Finance Sarl
4.55%, 4/15/2028(a) 170,000 169,055
5.65%, 5/15/2033(a) 250,000 256,358
Oshkosh Corp.
4.60%, 5/15/2028 25,000 24,993
Otis Worldwide Corp.
5.25%, 8/16/2028(a) 770,000 784,984
2.57%, 2/15/2030(a) 798,000 742,193
Parker-Hannifin Corp.
4.25%, 9/15/2027 650,000 650,093
3.25%, 6/14/2029 835,000 807,487
Westinghouse Air Brake Technologies Corp.
4.70%, 9/15/2028(e) 664,000 666,077
4.90%, 5/29/2030 120,000 121,429
5.61%, 3/11/2034 300,000 309,374
5.50%, 5/29/2035(a) 250,000 255,667
Xylem, Inc.
1.95%, 1/30/2028(a) 350,000 336,526
2.25%, 1/30/2031 250,000 226,021
8,684,427
Marine Transportation - 0.0%(f)
Kirby Corp.
4.20%, 3/1/2028 250,000 248,554
Media - 0.3%
Fox Corp.
4.71%, 1/25/2029(a) 1,475,000 1,478,475
3.50%, 4/8/2030(a) 350,000 336,519
1,814,994
Metals & Mining - 1.5%
AngloGold Ashanti Holdings plc
3.75%, 10/1/2030 500,000 481,810
BHP Billiton Finance USA Ltd.
5.25%, 9/8/2030 220,000 226,721
5.13%, 2/21/2032(a) 300,000 307,253
4.90%, 2/28/2033(a) 250,000 251,294
5.25%, 9/8/2033 1,650,000 1,688,417
5.30%, 2/21/2035(a) 475,000 485,089
Kinross Gold Corp.
6.25%, 7/15/2033 175,000 186,952
Newmont Corp.
3.25%, 5/13/2030(a) 350,000 337,105
Reliance, Inc.
2.15%, 8/15/2030 350,000 315,409
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033 550,000 590,364
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028 342,000 362,405
Rio Tinto Finance USA plc
4.50%, 3/14/2028(a) 40,000 40,205
4.88%, 3/14/2030 225,000 228,346
5.00%, 3/9/2033 150,000 152,210
5.25%, 3/14/2035 1,400,000 1,424,883

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
253 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 1.5% (continued)
Southern Copper Corp.
7.50%, 7/27/2035(a) $ 850,000 $ 992,187
Steel Dynamics, Inc.
3.45%, 4/15/2030(a) 430,000 412,023
3.25%, 1/15/2031(a) 150,000 141,073
5.38%, 8/15/2034(a) 350,000 356,579
5.25%, 5/15/2035(a) 150,000 151,172
Vale Canada Ltd.
7.20%, 9/15/2032 150,000 164,850
Vale Overseas Ltd.
3.75%, 7/8/2030(a) 545,000 522,159
6.13%, 6/12/2033 525,000 553,691
Yamana Gold, Inc.
2.63%, 8/15/2031(a) 185,000 164,413
10,536,610
Multi-Utilities - 1.3%
Ameren Corp.
5.00%, 1/15/2029(a) 320,000 324,637
5.38%, 3/15/2035(a) 420,000 425,610
Berkshire Hathaway Energy Co.
8.48%, 9/15/2028 175,000 190,796
3.70%, 7/15/2030(a) 1,183,000 1,148,714
1.65%, 5/15/2031 700,000 607,510
Black Hills Corp.
6.00%, 1/15/2035 360,000 373,188
CenterPoint Energy, Inc.
Series A, 7.00%, 2/15/2055(c) 200,000 206,326
6.70%, 5/15/2055(a)(c) 150,000 153,015
CMS Energy Corp.
3.45%, 8/15/2027 50,000 49,379
4.75%, 6/1/2050(b) 135,000 132,023
3.75%, 12/1/2050(c) 150,000 138,271
6.50%, 6/1/2055(a)(c) 250,000 256,144
Dominion Energy, Inc.
6.63%, 5/15/2055(c) 95,000 97,161
DTE Energy Co.
4.95%, 7/1/2027 1,060,000 1,066,541
5.20%, 4/1/2030 250,000 254,771
National Grid plc
5.60%, 6/12/2028 75,000 76,640
5.81%, 6/12/2033 130,000 135,656
5.42%, 1/11/2034 200,000 203,948
NiSource, Inc.
5.25%, 3/30/2028 450,000 456,759
5.40%, 6/30/2033 200,000 204,970
5.35%, 7/15/2035 200,000 201,831
6.95%, 11/30/2054(c) 100,000 103,436
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027(a) 650,000 663,454
6.13%, 10/15/2033 100,000 106,143
5.45%, 4/1/2034 260,000 265,693
5.40%, 3/15/2035 150,000 151,516
Sempra
4.13%, 4/1/2052(b) 200,000 197,103
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 1.3% (continued)
Southern Co. Gas Capital Corp.
5.15%, 9/15/2032 $ 50,000 $ 50,733
WEC Energy Group, Inc.
5.15%, 10/1/2027(a) 700,000 707,023
8,948,991
Office REITs - 0.3%
Boston Properties LP
REIT, 3.40%, 6/21/2029 200,000 192,241
COPT Defense Properties LP
REIT, 2.00%, 1/15/2029(a) 375,000 350,664
REIT, 4.50%, 10/15/2030 230,000 227,375
REIT, 2.75%, 4/15/2031(a) 50,000 45,385
REIT, 2.90%, 12/1/2033 300,000 254,876
Kilroy Realty LP
REIT, 4.75%, 12/15/2028(a) 60,000 59,488
REIT, 2.65%, 11/15/2033 910,000 730,238
1,860,267
Oil, Gas & Consumable Fuels - 5.3%
Boardwalk Pipelines LP
4.45%, 7/15/2027 400,000 399,522
4.80%, 5/3/2029 400,000 401,410
3.40%, 2/15/2031 250,000 233,584
3.60%, 9/1/2032 270,000 249,532
Burlington Resources LLC
7.20%, 8/15/2031 150,000 167,793
Canadian Natural Resources Ltd.
3.85%, 6/1/2027 625,000 621,696
5.00%, 12/15/2029(a) 220,000 223,155
2.95%, 7/15/2030(a) 300,000 281,982
7.20%, 1/15/2032 225,000 250,768
6.45%, 6/30/2033 200,000 216,411
5.40%, 12/15/2034(a) 900,000 913,934
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 715,000 694,645
Cheniere Energy Partners LP
4.50%, 10/1/2029 350,000 348,206
3.25%, 1/31/2032 700,000 640,674
5.95%, 6/30/2033 80,000 83,960
5.75%, 8/15/2034(a) 350,000 362,920
5.55%, 10/30/2035 100,000 102,064
Cheniere Energy, Inc.
5.65%, 4/15/2034 660,000 679,916
Chevron Corp.
2.24%, 5/11/2030 755,000 697,814
Chevron USA, Inc.
4.48%, 2/26/2028 130,000 130,794
4.69%, 4/15/2030 750,000 759,474
4.82%, 4/15/2032 250,000 254,509
ConocoPhillips Co.
5.00%, 1/15/2035(a) 200,000 200,897
Continental Resources, Inc.
4.38%, 1/15/2028 300,000 298,527
Coterra Energy, Inc.
3.90%, 5/15/2027(a) 302,000 300,564
4.38%, 3/15/2029 400,000 398,279

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 254
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.3% (continued)
Coterra Energy, Inc. (continued)
5.60%, 3/15/2034 $ 350,000 $ 359,638
5.40%, 2/15/2035 200,000 201,765
DCP Midstream Operating LP
5.63%, 7/15/2027 100,000 100,987
3.25%, 2/15/2032(a) 100,000 91,443
Diamondback Energy, Inc.
6.25%, 3/15/2033(a) 205,000 219,797
5.40%, 4/18/2034 100,000 102,032
Eastern Energy Gas Holdings LLC
5.80%, 1/15/2035 300,000 311,695
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029(a) 252,000 238,663
El Paso Natural Gas Co. LLC
8.38%, 6/15/2032(e) 100,000 118,064
Enbridge, Inc.
5.70%, 3/8/2033 5,000 5,178
7.38%, 3/15/2055(c) 25,000 26,434
Series 20-A, 5.75%,
7/15/2080(b) 35,000 35,204
7.63%, 1/15/2083(b) 60,000 65,012
8.50%, 1/15/2084(c) 240,000 273,387
Enterprise Products Operating LLC
4.60%, 1/15/2031(a) 150,000 150,248
5.35%, 1/31/2033(a) 92,000 95,012
Series D, 6.88%, 3/1/2033(a) 200,000 223,885
4.85%, 1/31/2034 25,000 24,978
4.95%, 2/15/2035 500,000 499,786
Series J, 5.75%, 3/1/2035 100,000 102,879
Series E, 5.25%, 8/16/2077(b) 702,000 700,252
5.38%, 2/15/2078(b) 150,000 149,578
EOG Resources, Inc.
4.40%, 7/15/2028 500,000 501,453
4.38%, 4/15/2030 802,000 799,889
5.00%, 7/15/2032(a) 350,000 354,685
3.90%, 4/1/2035(a) 100,000 92,285
5.35%, 1/15/2036 730,000 740,712
EQT Corp.
7.00%, 2/1/2030(e) 1,000,000 1,068,730
4.75%, 1/15/2031 50,000 49,763
5.75%, 2/1/2034(a) 200,000 207,052
Expand Energy Corp.
5.38%, 3/15/2030 240,000 242,480
4.75%, 2/1/2032 600,000 588,280
Exxon Mobil Corp.
3.48%, 3/19/2030 530,000 515,653
2.61%, 10/15/2030(a) 1,360,000 1,270,833
Hess Corp.
7.88%, 10/1/2029 250,000 277,423
7.30%, 8/15/2031 325,000 366,264
7.13%, 3/15/2033 350,000 397,913
HF Sinclair Corp.
5.00%, 2/1/2028(a) 430,000 429,024
Kinder Morgan, Inc.
5.40%, 2/1/2034 255,000 261,009
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.3% (continued)
MPLX LP
4.80%, 2/15/2029(a) $ 140,000 $ 141,029
2.65%, 8/15/2030(a) 20,000 18,468
4.80%, 2/15/2031 90,000 90,101
5.00%, 3/1/2033 40,000 39,800
5.50%, 6/1/2034(a) 505,000 511,174
5.40%, 9/15/2035(a) 340,000 339,509
Occidental Petroleum Corp.
3.50%, 8/15/2029 100,000 96,242
6.13%, 1/1/2031 100,000 104,365
7.50%, 5/1/2031 85,000 94,657
7.88%, 9/15/2031 50,000 56,877
5.55%, 10/1/2034 250,000 254,370
ONEOK, Inc.
6.35%, 1/15/2031(a) 10,000 10,616
Pioneer Natural Resources Co.
1.90%, 8/15/2030 550,000 496,834
2.15%, 1/15/2031 875,000 790,139
Plains All American Pipeline LP
3.55%, 12/15/2029(a) 180,000 174,277
3.80%, 9/15/2030(a) 365,000 351,643
5.70%, 9/15/2034 550,000 563,048
5.95%, 6/15/2035 50,000 51,561
5.60%, 1/15/2036 340,000 340,578
Sabine Pass Liquefaction LLC
4.20%, 3/15/2028 190,000 189,163
4.50%, 5/15/2030 490,000 489,448
South Bow USA Infrastructure Holdings LLC
5.03%, 10/1/2029(a) 400,000 402,556
5.58%, 10/1/2034(a) 142,375 141,873
Suncor Energy, Inc.
7.15%, 2/1/2032 450,000 498,764
5.95%, 12/1/2034 350,000 367,484
Targa Resources Corp.
5.20%, 7/1/2027 655,000 659,819
4.35%, 1/15/2029 10,000 9,952
6.15%, 3/1/2029 15,000 15,623
4.35%, 4/15/2031 150,000 147,031
6.13%, 3/15/2033 645,000 682,285
6.50%, 3/30/2034 285,000 309,018
5.55%, 8/15/2035(a) 165,000 167,130
5.65%, 2/15/2036(a) 200,000 203,177
Targa Resources Partners LP
4.00%, 1/15/2032(a) 600,000 571,242
TC PipeLines LP
3.90%, 5/25/2027 250,000 248,314
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028 310,000 328,071
Texas Eastern Transmission LP
7.00%, 7/15/2032(a) 25,000 27,804
TotalEnergies Capital SA
5.15%, 4/5/2034 140,000 143,025
Transcanada Trust
5.30%, 3/15/2077(a)(b) 540,000 538,043
5.50%, 9/15/2079(a)(b) 310,000 308,458

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
255 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.3% (continued)
Valero Energy Corp.
2.15%, 9/15/2027 $ 170,000 $ 164,964
7.50%, 4/15/2032 300,000 340,475
Viper Energy Partners LLC
4.90%, 8/1/2030(a) 300,000 299,831
Western Midstream Operating LP
4.50%, 3/1/2028(a) 200,000 199,794
4.75%, 8/15/2028(a) 100,000 100,361
6.35%, 1/15/2029 100,000 104,091
4.05%, 2/1/2030(e) 375,000 365,169
4.80%, 3/1/2031(a) 73,000 72,515
6.15%, 4/1/2033(a) 890,000 933,561
5.45%, 11/15/2034(a) 540,000 537,412
Williams Cos., Inc. (The)
3.50%, 11/15/2030 50,000 47,582
Series A, 7.50%, 1/15/2031(a) 100,000 111,699
2.60%, 3/15/2031(a) 150,000 136,180
7.75%, 6/15/2031 100,000 113,197
8.75%, 3/15/2032(e) 200,000 238,263
5.65%, 3/15/2033 227,000 235,073
5.30%, 9/30/2035 150,000 150,168
37,296,298
Paper & Forest Products - 0.0%(f)
Suzano Austria GmbH
6.00%, 1/15/2029 100,000 102,101
5.00%, 1/15/2030(a) 150,000 148,987
3.75%, 1/15/2031(a) 50,000 47,033
298,121
Personal Care Products - 0.1%
Conopco, Inc.
6.63%, 4/15/2028 190,000 197,999
Haleon US Capital LLC
3.63%, 3/24/2032 750,000 706,282
904,281
Pharmaceuticals - 1.6%
AstraZeneca Finance LLC
5.00%, 2/26/2034 350,000 354,936
Eli Lilly & Co.
4.90%, 2/12/2032(a) 250,000 255,268
4.70%, 2/27/2033(a) 270,000 271,855
4.70%, 2/9/2034 370,000 369,516
5.10%, 2/12/2035(a) 600,000 610,669
Johnson & Johnson
4.85%, 3/1/2032 40,000 41,153
5.00%, 3/1/2035(a) 300,000 308,012
Merck & Co., Inc.
1.45%, 6/24/2030 450,000 400,950
4.95%, 9/15/2035 100,000 99,812
4.75%, 12/4/2035(a) 450,000 440,473
Novartis Capital Corp.
4.10%, 3/16/2029 460,000 458,602
2.20%, 8/14/2030 252,000 230,733
4.10%, 11/5/2030 100,000 98,691
4.30%, 11/5/2032(a) 330,000 325,461
4.20%, 9/18/2034(a) 590,000 569,582
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 1.6% (continued)
Novartis Capital Corp. (continued)
4.60%, 11/5/2035(a) $ 145,000 $ 141,808
4.90%, 3/18/2036 2,750,000 2,730,790
Royalty Pharma plc
2.20%, 9/2/2030 150,000 135,475
Zoetis, Inc.
3.00%, 9/12/2027 1,346,000 1,322,812
4.15%, 8/17/2028 195,000 194,109
3.90%, 8/20/2028(a) 102,000 100,898
2.00%, 5/15/2030(a) 600,000 545,270
5.60%, 11/16/2032 575,000 601,340
5.00%, 8/17/2035(a) 200,000 199,154
10,807,369
Professional Services - 1.1%
Automatic Data Processing, Inc.
4.45%, 9/9/2034(a) 680,000 665,876
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029(a) 452,000 424,120
2.60%, 5/1/2031(a) 750,000 670,201
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028(a) 400,000 414,230
5.90%, 3/1/2033(a) 300,000 309,914
Jacobs Solutions, Inc.
5.38%, 3/3/2036(a) 90,000 87,395
Paychex, Inc.
5.10%, 4/15/2030(a) 1,024,000 1,034,912
5.35%, 4/15/2032 1,112,000 1,121,944
5.60%, 4/15/2035(a) 650,000 651,035
Verisk Analytics, Inc.
4.13%, 3/15/2029(a) 252,000 249,772
5.75%, 4/1/2033(a) 525,000 545,226
5.25%, 6/5/2034 500,000 499,713
5.25%, 3/15/2035 650,000 644,380
7,318,718
Real Estate Management & Development - 0.4%
CBRE Services, Inc.
5.50%, 4/1/2029(a) 220,000 225,340
2.50%, 4/1/2031(a) 200,000 179,558
4.90%, 1/15/2033 1,410,000 1,393,766
5.95%, 8/15/2034 950,000 991,413
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028(a) 250,000 263,398
3,053,475
Residential REITs - 1.3%
American Homes 4 Rent LP
REIT, 4.25%, 2/15/2028 250,000 248,474
REIT, 4.90%, 2/15/2029 162,000 162,981
REIT, 2.38%, 7/15/2031 10,000 8,827
REIT, 3.63%, 4/15/2032(a) 250,000 232,910
REIT, 5.50%, 2/1/2034 90,000 91,261
REIT, 5.50%, 7/15/2034 910,000 914,344
AvalonBay Communities, Inc.
REIT, 3.20%, 1/15/2028 50,000 49,137
REIT, 1.90%, 12/1/2028 500,000 470,486
REIT, 5.00%, 2/15/2033 5,000 5,055

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 256
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 1.3% (continued)
AvalonBay Communities, Inc. (continued)
REIT, 5.35%, 6/1/2034 $ 320,000 $ 327,711
Essential Properties LP
REIT, 2.95%, 7/15/2031 250,000 226,614
REIT, 5.40%, 12/1/2035 230,000 227,405
Essex Portfolio LP
REIT, 3.63%, 5/1/2027 150,000 148,898
REIT, 1.70%, 3/1/2028(a) 250,000 237,668
REIT, 4.00%, 3/1/2029(a) 251,000 247,737
REIT, 3.00%, 1/15/2030 202,000 190,868
REIT, 1.65%, 1/15/2031(a) 200,000 174,005
REIT, 2.65%, 3/15/2032 400,000 353,556
REIT, 5.50%, 4/1/2034(a) 580,000 591,703
Invitation Homes Operating Partnership LP
REIT, 2.30%, 11/15/2028 435,000 411,274
REIT, 5.45%, 8/15/2030(a) 335,000 341,229
REIT, 2.00%, 8/15/2031(a) 400,000 343,774
REIT, 4.15%, 4/15/2032(a) 400,000 380,275
REIT, 4.95%, 1/15/2033(a) 300,000 295,505
REIT, 5.50%, 8/15/2033 150,000 151,944
REIT, 4.88%, 2/1/2035 600,000 579,007
Mid-America Apartments LP
REIT, 3.95%, 3/15/2029(a) 200,000 197,541
REIT, 5.30%, 2/15/2032 25,000 25,761
REIT, 4.65%, 1/15/2033 170,000 167,286
REIT, 4.95%, 3/1/2035(a) 50,000 49,387
Sun Communities Operating LP
REIT, 2.70%, 7/15/2031 510,000 459,337
REIT, 4.20%, 4/15/2032(a) 350,000 336,250
Tanger Properties LP
REIT, 3.88%, 7/15/2027 150,000 148,840
REIT, 2.75%, 9/1/2031 250,000 223,690
9,020,740
Retail REITs - 0.4%
Agree LP
REIT, 2.00%, 6/15/2028 52,000 49,402
REIT, 2.90%, 10/1/2030 150,000 139,272
REIT, 4.80%, 10/1/2032 250,000 246,771
REIT, 2.60%, 6/15/2033 250,000 212,741
REIT, 5.63%, 6/15/2034(a) 300,000 307,364
REIT, 5.60%, 6/15/2035(a) 250,000 256,824
Brixmor Operating Partnership LP
REIT, 5.20%, 4/1/2032 60,000 60,577
Federal Realty OP LP
REIT, 5.38%, 5/1/2028 400,000 405,953
NNN REIT, Inc.
REIT, 3.50%, 10/15/2027 86,000 84,996
REIT, 4.30%, 10/15/2028 50,000 49,798
REIT, 2.50%, 4/15/2030(a) 100,000 92,407
REIT, 4.60%, 2/15/2031 500,000 496,405
REIT, 5.60%, 10/15/2033 275,000 282,024
REIT, 5.50%, 6/15/2034 350,000 355,784
Regency Centers LP
REIT, 5.10%, 1/15/2035 50,000 49,724
3,090,042
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.
3.45%, 6/15/2027(a) $ 240,000 $ 238,169
4.25%, 6/15/2028 210,000 209,959
1.70%, 10/1/2028(a) 50,000 47,163
4.50%, 6/15/2030 150,000 150,414
5.05%, 4/1/2034(a) 260,000 265,053
Applied Materials, Inc.
4.80%, 6/15/2029(a) 150,000 152,528
Broadcom Corp.
3.50%, 1/15/2028(a) 320,000 316,353
Broadcom, Inc.
5.05%, 7/12/2027 587,000 593,399
4.80%, 4/15/2028(a) 180,000 182,026
4.00%, 4/15/2029(d) 1,310,000 1,297,136
4.75%, 4/15/2029 550,000 556,017
5.05%, 7/12/2029 1,770,000 1,804,323
4.35%, 2/15/2030(a) 2,190,000 2,181,805
4.60%, 7/15/2030 3,000,000 3,013,317
4.20%, 10/15/2030 250,000 246,900
4.15%, 11/15/2030(a) 126,000 124,086
2.45%, 2/15/2031(a) 355,000 323,371
5.15%, 11/15/2031 470,000 481,127
4.15%, 4/15/2032(a)(d) 1,300,000 1,261,044
4.90%, 7/15/2032(a) 570,000 575,449
4.30%, 11/15/2032 1,050,000 1,025,218
2.60%, 2/15/2033 240,000 209,920
3.42%, 4/15/2033 1,210,000 1,108,612
3.47%, 4/15/2034(a) 240,000 216,597
4.80%, 10/15/2034(a) 2,350,000 2,318,805
5.20%, 7/15/2035(a) 1,120,000 1,129,662
3.14%, 11/15/2035(d) 660,000 562,536
4.95%, 1/15/2036 1,130,000 1,118,859
4.80%, 2/15/2036 450,000 439,154
KLA Corp.
4.65%, 7/15/2032(a) 670,000 673,401
4.70%, 2/1/2034 164,000 162,452
5.65%, 11/1/2034 150,000 156,198
Lam Research Corp.
4.00%, 3/15/2029 350,000 347,582
1.90%, 6/15/2030(a) 500,000 453,432
NVIDIA Corp.
2.85%, 4/1/2030(a) 621,000 588,895
NXP BV
5.00%, 1/15/2033 645,000 645,845
Qorvo, Inc.
4.38%, 10/15/2029(a) 250,000 245,198
QUALCOMM, Inc.
1.65%, 5/20/2032(a) 50,000 42,448
Skyworks Solutions, Inc.
3.00%, 6/1/2031(a) 375,000 337,897
TSMC Arizona Corp.
4.13%, 4/22/2029 40,000 39,922
2.50%, 10/25/2031(a) 750,000 681,510
26,523,782

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
257 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 4.1%
Adobe, Inc.
4.80%, 4/4/2029(a) $ 503,000 $ 509,964
2.30%, 2/1/2030(a) 973,000 897,644
4.95%, 4/4/2034(a) 705,000 701,591
AppLovin Corp.
5.13%, 12/1/2029(a) 650,000 655,189
5.38%, 12/1/2031 700,000 706,939
5.50%, 12/1/2034(a) 720,000 719,724
Autodesk, Inc.
3.50%, 6/15/2027(a) 510,000 504,595
2.85%, 1/15/2030 330,000 309,486
2.40%, 12/15/2031(a) 811,000 714,544
Cadence Design Systems, Inc.
4.20%, 9/10/2027(a) 300,000 299,582
4.30%, 9/10/2029(a) 700,000 698,010
4.70%, 9/10/2034(a) 800,000 787,123
Fortinet, Inc.
2.20%, 3/15/2031(a) 250,000 222,607
Intuit, Inc.
1.35%, 7/15/2027(a) 200,000 193,458
5.13%, 9/15/2028(a) 500,000 508,983
1.65%, 7/15/2030 350,000 312,217
5.20%, 9/15/2033(a) 1,100,000 1,114,475
Oracle Corp.
2.30%, 3/25/2028(a) 200,000 190,917
6.15%, 11/9/2029(a) 100,000 103,042
2.95%, 4/1/2030 700,000 641,411
4.45%, 9/26/2030(a) 250,000 241,128
5.25%, 2/3/2032(a) 400,000 394,267
4.30%, 7/8/2034 80,000 71,159
4.70%, 9/27/2034 100,000 91,324
3.90%, 5/15/2035 240,000 203,157
5.50%, 8/3/2035 300,000 285,817
5.20%, 9/26/2035(a) 500,000 465,888
5.70%, 2/4/2036 400,000 384,139
Roper Technologies, Inc.
1.40%, 9/15/2027(a) 200,000 191,800
4.20%, 9/15/2028(a) 376,000 373,078
2.95%, 9/15/2029(a) 800,000 756,949
2.00%, 6/30/2030 377,000 337,650
1.75%, 2/15/2031(a) 639,000 554,021
4.75%, 2/15/2032(a) 350,000 346,917
4.90%, 10/15/2034 1,125,000 1,090,110
5.10%, 9/15/2035(a) 405,000 393,142
Salesforce, Inc.
1.95%, 7/15/2031(a) 585,000 510,027
4.90%, 9/15/2031 5,000,000 4,985,313
ServiceNow, Inc.
1.40%, 9/1/2030(a) 1,010,000 880,106
Trimble, Inc.
4.90%, 6/15/2028(a) 400,000 400,951
6.10%, 3/15/2033(a) 900,000 945,006
VMware LLC
1.80%, 8/15/2028(a) 555,000 523,976
4.70%, 5/15/2030 903,000 908,129
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 4.1% (continued)
VMware LLC (continued)
2.20%, 8/15/2031(a) $ 934,000 $ 826,692
Workday, Inc.
3.70%, 4/1/2029(a) 400,000 389,943
3.80%, 4/1/2032(a) 1,000,000 931,165
28,273,355
Specialized REITs - 1.0%
American Tower Corp.
REIT, 1.50%, 1/31/2028(a) 200,000 190,197
REIT, 5.25%, 7/15/2028 700,000 711,009
REIT, 5.80%, 11/15/2028(a) 10,000 10,302
REIT, 4.90%, 3/15/2030(a) 680,000 686,738
REIT, 1.88%, 10/15/2030(a) 50,000 44,413
REIT, 5.65%, 3/15/2033 600,000 622,335
Crown Castle, Inc.
REIT, 2.50%, 7/15/2031(a) 50,000 44,299
REIT, 5.80%, 3/1/2034 100,000 102,839
CubeSmart LP
REIT, 2.25%, 12/15/2028(a) 300,000 283,629
REIT, 4.38%, 2/15/2029 350,000 347,849
REIT, 3.00%, 2/15/2030 250,000 235,587
REIT, 2.00%, 2/15/2031 200,000 175,814
REIT, 2.50%, 2/15/2032 250,000 219,647
REIT, 5.13%, 11/1/2035(a) 295,000 291,719
EPR Properties
REIT, 4.50%, 6/1/2027 303,000 302,030
REIT, 4.95%, 4/15/2028 153,000 153,029
REIT, 3.75%, 8/15/2029(a) 250,000 240,609
REIT, 4.75%, 11/15/2030 190,000 186,719
REIT, 3.60%, 11/15/2031 400,000 367,172
Public Storage Operating Co.
REIT, 3.09%, 9/15/2027(a) 300,000 295,579
REIT, 4.38%, 7/1/2030 1,010,000 1,010,078
REIT, 2.25%, 11/9/2031(a) 50,000 44,442
REIT, 5.00%, 7/1/2035(a) 100,000 99,724
Weyerhaeuser Co.
REIT, 6.95%, 10/1/2027 150,000 154,814
REIT, 7.38%, 3/15/2032 180,000 201,227
REIT, 6.88%, 12/15/2033 185,000 202,863
7,224,663
Specialty Retail - 2.0%
AutoNation, Inc.
3.80%, 11/15/2027 540,000 534,043
2.40%, 8/1/2031(a) 50,000 44,025
AutoZone, Inc.
6.25%, 11/1/2028(a) 316,000 329,597
3.75%, 4/18/2029 150,000 147,247
5.10%, 7/15/2029(a) 400,000 407,723
4.00%, 4/15/2030(a) 275,000 269,077
1.65%, 1/15/2031(a) 350,000 305,367
4.75%, 8/1/2032(a) 395,000 392,436
4.75%, 2/1/2033(a) 250,000 247,152
5.20%, 8/1/2033(a) 100,000 101,176
6.55%, 11/1/2033 220,000 240,016
5.40%, 7/15/2034(a) 250,000 254,741

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 258
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.0% (continued)
Best Buy Co., Inc.
1.95%, 10/1/2030 $ 290,000 $ 259,389
Home Depot, Inc. (The)
3.90%, 12/6/2028(a) 5,000 4,974
4.90%, 4/15/2029 99,000 100,860
2.95%, 6/15/2029 36,000 34,647
4.75%, 6/25/2029 310,000 314,800
2.70%, 4/15/2030(a) 750,000 705,668
1.38%, 3/15/2031(a) 625,000 541,460
4.85%, 6/25/2031 100,000 102,131
1.88%, 9/15/2031(a) 450,000 394,904
3.25%, 4/15/2032(a) 768,000 717,610
4.65%, 9/15/2035(a) 475,000 462,766
Lowe's Cos., Inc.
1.70%, 9/15/2028(a) 180,000 169,383
1.70%, 10/15/2030 370,000 327,520
2.63%, 4/1/2031(a) 600,000 548,275
3.75%, 4/1/2032(a) 505,000 479,630
5.00%, 4/15/2033(a) 365,000 367,310
O'Reilly Automotive, Inc.
3.60%, 9/1/2027 501,000 495,904
4.35%, 6/1/2028 400,000 400,008
3.90%, 6/1/2029(a) 700,000 690,341
4.20%, 4/1/2030 50,000 49,302
1.75%, 3/15/2031 250,000 218,677
4.70%, 6/15/2032(a) 875,000 871,981
5.00%, 8/19/2034 350,000 346,926
5.10%, 3/12/2036 200,000 197,903
Ross Stores, Inc.
1.88%, 4/15/2031 350,000 308,107
TJX Cos., Inc. (The)
1.15%, 5/15/2028(a) 350,000 329,830
3.88%, 4/15/2030 281,000 277,129
1.60%, 5/15/2031 250,000 219,228
Tractor Supply Co.
1.75%, 11/1/2030(a) 600,000 529,992
5.25%, 5/15/2033(a) 400,000 403,638
14,142,893
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.
2.20%, 9/11/2029(a) 382,000 360,703
1.25%, 8/20/2030(a) 175,000 154,823
1.65%, 2/8/2031(a) 150,000 133,981
1.70%, 8/5/2031 200,000 176,537
NetApp, Inc.
2.38%, 6/22/2027(a) 250,000 244,250
2.70%, 6/22/2030(a) 450,000 414,027
5.50%, 3/17/2032 650,000 665,228
5.70%, 3/17/2035 350,000 357,662
Teledyne FLIR LLC
2.50%, 8/1/2030 200,000 183,799
2,691,010
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.
2.85%, 3/27/2030(a) 100,000 94,438
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods - 0.2% (continued)
Ralph Lauren Corp.
5.00%, 6/15/2032(a) $ 500,000 $ 508,124
Tapestry, Inc.
4.13%, 7/15/2027 8,000 7,957
5.10%, 3/11/2030(a) 200,000 202,442
3.05%, 3/15/2032 590,000 532,126
5.50%, 3/11/2035 150,000 150,695
1,495,782
Tobacco - 3.1%
Altria Group, Inc.
6.20%, 11/1/2028 400,000 416,449
4.80%, 2/14/2029(a) 1,789,000 1,802,287
3.40%, 5/6/2030 723,000 691,615
4.50%, 8/6/2030(a) 292,000 290,728
2.45%, 2/4/2032 1,450,000 1,276,322
6.88%, 11/1/2033 300,000 333,007
5.63%, 2/6/2035(a) 250,000 256,484
5.25%, 8/6/2035(a) 150,000 149,831
BAT Capital Corp.
3.56%, 8/15/2027 3,130,000 3,097,067
2.26%, 3/25/2028(a) 650,000 624,767
5.83%, 2/20/2031(a) 350,000 366,167
7.75%, 10/19/2032 550,000 631,062
6.00%, 2/20/2034 300,000 317,406
5.63%, 8/15/2035(a) 100,000 103,126
BAT International Finance plc
5.93%, 2/2/2029 300,000 310,980
Philip Morris International, Inc.
4.38%, 11/1/2027 5,000 5,011
5.13%, 11/17/2027 3,000 3,035
3.13%, 3/2/2028 190,000 186,246
5.25%, 9/7/2028 930,000 949,376
3.38%, 8/15/2029(a) 272,000 263,669
4.63%, 11/1/2029 230,000 231,825
5.63%, 11/17/2029 1,045,000 1,083,702
5.13%, 2/15/2030(a) 1,347,000 1,375,684
4.38%, 4/30/2030(a) 160,000 159,245
2.10%, 5/1/2030 520,000 474,699
5.50%, 9/7/2030 245,000 254,449
1.75%, 11/1/2030 200,000 177,672
5.13%, 2/13/2031 775,000 792,610
5.75%, 11/17/2032 640,000 673,603
5.38%, 2/15/2033(a) 1,535,000 1,578,743
5.63%, 9/7/2033(a) 630,000 657,995
5.25%, 2/13/2034(a) 1,560,000 1,589,553
4.90%, 11/1/2034 350,000 347,743
4.88%, 4/30/2035 20,000 19,756
Reynolds American, Inc.
5.70%, 8/15/2035 20,000 20,586
21,512,500
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.
4.35%, 3/15/2031 180,000 177,289
5.00%, 10/3/2034 450,000 447,350

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
259 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.3% (continued)
GATX Corp.
4.00%, 6/30/2030(a) $ 100,000 $ 97,702
Sumisho Air Lease Corp.
3.63%, 12/1/2027 440,000 434,884
5.85%, 12/15/2027 5,000 5,095
4.63%, 10/1/2028 140,000 139,626
5.10%, 3/1/2029(a) 250,000 252,365
3.13%, 12/1/2030 50,000 46,203
2.88%, 1/15/2032(a) 35,000 31,157
WW Grainger, Inc.
4.45%, 9/15/2034(a) 300,000 293,984
1,925,655
Total Corporate Bonds
(Cost $683,306,358) 683,703,085
SECURITIES LENDING REINVESTMENTS - 15.8%(g)
CERTIFICATES OF DEPOSIT - 2.9%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.94%,
5/29/2026(h) $ 2,000,000 2,000,000
(SOFR + 0.35%), 3.98%,
11/18/2026(h) 1,000,000 1,000,369
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.97%,
7/1/2026(h) 1,000,000 999,989
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.90%,
6/5/2026(h) 2,000,000 2,000,000
KBC Bank NV, New York
3.99%, 6/22/2026 2,000,000 2,000,000
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
5/11/2026(h) 1,000,000 1,000,000
(SOFR + 0.25%), 3.89%,
5/27/2026(h) 1,000,000 1,000,000
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.94%,
9/24/2026(h) 2,000,000 2,000,484
Royal Bank of Canada, New York
(SOFR + 0.35%), 3.98%,
11/12/2026(h) 2,000,000 2,000,830
Standard Chartered, New York
(SOFR + 0.35%), 3.98%,
9/18/2026(h) 2,000,000 2,000,538
Sumitomo Mitsui Banking Corp., New
York
(SOFR + 0.21%), 3.84%,
7/23/2026(h) 2,000,000 1,999,948
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Toronto-Dominion Bank, New York
(SOFR + 0.31%), 3.95%,
10/9/2026(h) $ 2,000,000 $ 2,000,584
Total Certificates of Deposit
(Cost $20,000,000) 20,002,742
COMMERCIAL PAPER - 0.1%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.93%,
10/15/2026(h) (Cost $1,000,000) 1,000,000 1,000,135
REPURCHASE AGREEMENTS - 12.8%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$85,333,615, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $991,930,013 85,325,059 85,325,059
TD Securities (USA) LLC
3.94%, dated 4/30/2026, due
6/4/2026, repurchase price
$4,015,322, collateralized by
various Common Stocks; total
market value $4,442,076 4,000,000 4,000,000
Total Repurchase Agreements
(Cost $89,325,059) 89,325,059
Total Securities Lending Reinvestments
(Cost $110,325,059) 110,327,936
SHORT-TERM INVESTMENTS - 0.5%(i)
U.S. GOVERNMENT AGENCY SECURITIES - 0.5%
FNMA
3.52%, 5/1/2026
(Cost $3,500,000) 3,500,000 3,499,651
Total Investments - 114.3%
(Cost $797,131,417) 797,530,672
Liabilities in excess of other assets - (14.3%) (99,613,323)
NET ASSETS - 100.0% $697,917,349
(a) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $124,326,654, collateralized in the
form of cash with a value of $110,325,059 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $969 of collateral in the form of Foreign
Government Fixed Income Securities, interest rates
ranging from 0.00% – 5.75%, and maturity dates ranging
from May 13, 2026 – April 20, 2071 and $20,994,108
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 6.25%,
and maturity dates ranging from May 15, 2026 –
February 15, 2056; a total value of $131,320,136.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 260
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of April 30, 2026.
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $4,565,690 or 0.65% of net assets.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2026.
(f) Represents less than 0.05% of net assets.
(g) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $110,327,936.
Percentages shown are based on Net Assets.
(h) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
(i) The rate shown was the current yield as of April 30,
2026.
Abbreviations
FNMA — Federal National Mortgage Association
OYJ — Public Limited Company
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,723,601
Aggregate gross unrealized depreciation (3,615,014)
Net unrealized appreciation $ 108,587
Federal income tax cost $ 797,422,085
Security Type % of Net Assets
Corporate Bonds 98.0%
Securities Lending Reinvestments 15.8
Short-Term Investments 0.5
Others
(1)
(14.3)
100.0%
(1)
Includes any other net assets/(liabilities).

261 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 98 .2%
Aerospace & Defense - 0 .9%
Boeing Co. (The)
5.93%, 5/1/2060 $ 20,000 $ 19,364
General Dynamics Corp.
4.25%, 4/1/2040 20,000 17,952
General Electric Co.
4.50%, 3/11/2044 5,000 4,432
Honeywell Aerospace, Inc.
5.62%, 3/16/2046(a) 30,000 29,506
5.73%, 3/16/2056(a) 30,000 29,506
Howmet Aerospace, Inc.
5.95%, 2/1/2037 80,000 84,989
Lockheed Martin Corp.
5.90%, 11/15/2063 15,000 15,200
5.20%, 2/15/2064 20,000 18,097
Precision Castparts Corp.
3.90%, 1/15/2043 5,000 4,097
4.38%, 6/15/2045 60,000 50,937
RTX Corp.
4.50%, 6/1/2042 40,000 35,452
6.40%, 3/15/2054 10,000 10,775
320,307
Air Freight & Logistics - 0 .1%
FedEx Corp.
5.25%, 5/15/2050 20,000 18,263
Automobile Components - 0 .1%
Lear Corp.
5.25%, 5/15/2049 35,000 31,206
3.55%, 1/15/2052 20,000 13,152
44,358
Banks - 6 .8%
Bank of America Corp.
7.75%, 5/14/2038 125,000 149,466
2.68%, 6/19/2041(b) 85,000 61,074
4.08%, 3/20/2051(b) 30,000 23,394
Barclays plc
5.86%, 8/11/2046(c) 80,000 79,249
Citigroup, Inc.
6.13%, 8/25/2036 105,000 109,006
5.32%, 3/26/2041(c) 75,000 73,001
5.88%, 1/30/2042 60,000 61,386
2.90%, 11/3/2042(b) 85,000 61,303
6.68%, 9/13/2043 70,000 75,197
5.30%, 5/6/2044 60,000 55,708
4.75%, 5/18/2046 115,000 97,293
4.65%, 7/23/2048 100,000 86,608
5.61%, 3/4/2056(c) 25,000 24,152
6.88%, 2/15/2098 20,000 22,515
Cooperatieve Rabobank UA
5.25%, 5/24/2041 95,000 93,294
5.75%, 12/1/2043 50,000 48,681
Fifth Third Bancorp
8.25%, 3/1/2038 45,000 54,296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 6.8% (continued)
HSBC Holdings plc
6.50%, 5/2/2036 $ 40,000 $ 42,467
6.50%, 9/15/2037 5,000 5,303
6.80%, 6/1/2038 65,000 70,568
6.33%, 3/9/2044(c) 30,000 31,766
5.25%, 3/14/2044 225,000 211,832
HSBC USA, Inc.
7.20%, 7/15/2097 5,000 5,752
JPMorgan Chase & Co.
6.40%, 5/15/2038 15,000 16,555
3.11%, 4/22/2041(c) 65,000 49,715
5.40%, 1/6/2042 70,000 68,972
3.96%, 11/15/2048(c) 115,000 89,834
3.33%, 4/22/2052(b) 5,000 3,405
Lloyds Banking Group plc
3.37%, 12/14/2046(c) 55,000 39,932
Mitsubishi UFJ Financial Group, Inc.
3.75%, 7/18/2039 40,000 33,771
Sumitomo Mitsui Financial Group, Inc.
2.30%, 1/12/2041 20,000 13,646
5.80%, 7/8/2046(c) 55,000 53,655
5.57%, 1/15/2047(c) 40,000 38,767
Wells Fargo & Co.
5.61%, 1/15/2044 80,000 76,616
4.65%, 11/4/2044 30,000 25,236
4.90%, 11/17/2045 20,000 17,333
4.40%, 6/14/2046 40,000 32,109
4.75%, 12/7/2046 65,000 54,846
5.43%, 1/23/2047(c) 30,000 28,523
5.01%, 4/4/2051(b) 180,000 159,391
4.61%, 4/25/2053(c) 10,000 8,286
Wells Fargo Bank NA
5.95%, 8/26/2036 20,000 20,801
Westpac Banking Corp.
3.13%, 11/18/2041 55,000 40,528
2,415,232
Beverages - 1 .5%
Coca-Cola Co. (The)
4.20%, 3/25/2050 155,000 126,316
2.60%, 6/1/2050 5,000 3,041
3.00%, 3/5/2051 30,000 19,662
2.50%, 3/15/2051 40,000 23,492
5.30%, 5/13/2054 20,000 19,102
5.20%, 1/14/2055 30,000 28,322
2.75%, 6/1/2060 130,000 74,168
5.40%, 5/13/2064 140,000 133,268
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045 20,000 16,315
5.09%, 5/25/2048 35,000 30,249
Maple Parent Holdings Corp.
6.63%, 3/26/2056(a) 30,000 30,373
PepsiCo, Inc.
1.63%, 5/1/2030 10,000 9,024

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 262
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Beverages - 1.5% (continued)
PepsiCo, Inc. (continued)
3.60%, 8/13/2042 $ 15,000 $ 12,006
525,338
Biotechnology - 2 .7%
AbbVie, Inc.
4.05%, 11/21/2039 35,000 30,655
4.40%, 11/6/2042 35,000 30,647
4.25%, 11/21/2049 75,000 60,529
5.50%, 3/15/2064 115,000 109,047
Amgen, Inc.
5.65%, 3/2/2053 145,000 139,435
4.40%, 2/22/2062 20,000 15,429
5.75%, 3/2/2063 105,000 100,355
Biogen, Inc.
5.20%, 9/15/2045 60,000 54,599
6.45%, 5/15/2055 5,000 5,207
Gilead Sciences, Inc.
5.10%, 6/15/2035 50,000 50,430
4.50%, 2/1/2045 160,000 137,792
4.15%, 3/1/2047 20,000 16,140
2.80%, 10/1/2050 100,000 61,895
5.55%, 10/15/2053 15,000 14,495
5.60%, 11/15/2064 100,000 96,234
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050 75,000 45,144
968,033
Broadline Retail - 2 .1%
Amazon.com, Inc.
3.88%, 8/22/2037 120,000 107,962
2.50%, 6/3/2050 10,000 5,801
5.45%, 11/20/2055 5,000 4,722
5.80%, 3/13/2056 20,000 19,685
4.25%, 8/22/2057 220,000 171,504
2.70%, 6/3/2060 95,000 51,609
3.25%, 5/12/2061 10,000 6,155
5.55%, 11/20/2065 135,000 125,958
5.95%, 3/13/2066 180,000 177,540
6.05%, 3/13/2076 20,000 19,700
eBay, Inc.
4.00%, 7/15/2042 10,000 8,042
3.65%, 5/10/2051 75,000 53,035
751,713
Building Products - 0 .5%
Johnson Controls International plc
4.95%, 7/2/2064(d) 35,000 29,443
Masco Corp.
4.50%, 5/15/2047 35,000 28,658
Trane Technologies Financing Ltd.
4.50%, 3/21/2049 80,000 67,409
Trane Technologies Holdco, Inc.
5.75%, 6/15/2043 35,000 35,809
4.30%, 2/21/2048 20,000 16,393
177,712
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 2 .4%
BlackRock Funding, Inc.
5.25%, 3/14/2054 $ 25,000 $ 23,397
Brookfield Finance, Inc.
5.97%, 3/4/2054 20,000 19,572
5.81%, 3/3/2055 30,000 28,694
Goldman Sachs Group, Inc. (The)
4.02%, 10/31/2038(b) 20,000 17,497
3.21%, 4/22/2042(c) 5,000 3,740
2.91%, 7/21/2042(b) 30,000 21,417
4.75%, 10/21/2045 45,000 39,207
5.56%, 11/19/2045(c) 95,000 91,431
Moody's Corp.
2.75%, 8/19/2041 5,000 3,552
5.25%, 7/15/2044 20,000 18,866
4.88%, 12/17/2048 25,000 21,935
3.25%, 5/20/2050 30,000 19,937
3.75%, 2/25/2052 55,000 40,088
3.10%, 11/29/2061 140,000 82,582
Morgan Stanley
4.30%, 1/27/2045 20,000 16,723
4.38%, 1/22/2047 30,000 24,873
5.60%, 3/24/2051(b) 50,000 48,405
5.52%, 11/19/2055(c) 5,000 4,758
Nasdaq, Inc.
5.95%, 8/15/2053 15,000 15,080
6.10%, 6/28/2063 105,000 106,367
Raymond James Financial, Inc.
3.75%, 4/1/2051 95,000 68,436
5.65%, 9/11/2055 20,000 19,100
S&P Global, Inc.
4.50%, 5/15/2048 15,000 12,262
3.90%, 3/1/2062 125,000 89,314
UBS AG
4.50%, 6/26/2048 20,000 16,969
854,202
Chemicals - 1 .1%
CF Industries, Inc.
4.95%, 6/1/2043 30,000 26,987
5.38%, 3/15/2044 55,000 51,646
Dow Chemical Co. (The)
9.40%, 5/15/2039 5,000 6,430
Ecolab, Inc.
5.50%, 12/8/2041 10,000 10,066
2.70%, 12/15/2051 5,000 3,019
2.75%, 8/18/2055 37,000 21,804
Linde, Inc.
3.55%, 11/7/2042 35,000 27,559
LYB International Finance BV
5.25%, 7/15/2043 45,000 39,192
LYB International Finance III LLC
3.80%, 10/1/2060 20,000 12,504
RPM International, Inc.
5.25%, 6/1/2045 20,000 18,567
Sherwin-Williams Co. (The)
4.00%, 12/15/2042 20,000 15,990

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
263 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 1.1% (continued)
Sherwin-Williams Co. (The) (continued)
4.50%, 6/1/2047 $ 115,000 $ 95,619
3.80%, 8/15/2049 50,000 36,710
2.90%, 3/15/2052 40,000 24,216
390,309
Commercial Services & Supplies - 0 .1%
Republic Services, Inc.
6.20%, 3/1/2040 15,000 16,269
Communications Equipment - 1 .3%
Cisco Systems, Inc.
5.90%, 2/15/2039 15,000 15,870
5.50%, 1/15/2040 135,000 137,675
5.30%, 2/26/2054 155,000 145,495
5.50%, 2/24/2055 35,000 33,821
5.35%, 2/26/2064 55,000 50,556
Motorola Solutions, Inc.
5.40%, 4/15/2034 60,000 60,801
5.50%, 9/1/2044 30,000 28,615
472,833
Construction & Engineering - 0 .1%
Valmont Industries, Inc.
5.00%, 10/1/2044 50,000 44,321
5.25%, 10/1/2054 5,000 4,519
48,840
Construction Materials - 0 .5%
Martin Marietta Materials, Inc.
3.20%, 7/15/2051 5,000 3,251
5.50%, 12/1/2054 60,000 56,699
Vulcan Materials Co.
4.50%, 6/15/2047 5,000 4,181
4.70%, 3/1/2048 50,000 42,707
5.70%, 12/1/2054 55,000 53,635
160,473
Consumer Staples Distribution & Retail - 0 .6%
Kroger Co. (The)
6.90%, 4/15/2038 50,000 56,414
5.15%, 8/1/2043 5,000 4,621
5.65%, 9/15/2064 15,000 13,939
Sysco Corp.
6.60%, 4/1/2040 5,000 5,353
4.85%, 10/1/2045 10,000 8,537
4.45%, 3/15/2048 40,000 31,902
3.30%, 2/15/2050 35,000 23,003
6.60%, 4/1/2050 20,000 20,851
3.15%, 12/14/2051 60,000 37,347
Walmart, Inc.
4.35%, 4/28/2030 20,000 20,169
222,136
Diversified REITs - 0 .8%
GLP Capital LP
REIT, 5.75%, 11/1/2037 5,000 4,895
REIT, 6.25%, 9/15/2054 45,000 44,317
Simon Property Group LP
REIT, 4.75%, 3/15/2042 75,000 67,685
REIT, 3.80%, 7/15/2050 20,000 14,862
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified REITs - 0.8% (continued)
Simon Property Group LP (continued)
REIT, 5.85%, 3/8/2053 $ 35,000 $ 34,941
VICI Properties LP
REIT, 5.63%, 5/15/2052 60,000 54,535
REIT, 6.13%, 4/1/2054 45,000 43,600
264,835
Diversified Telecommunication Services - 4 .1%
AT&T, Inc.
3.50%, 6/1/2041 65,000 50,143
5.55%, 8/15/2041 75,000 72,412
3.65%, 6/1/2051 50,000 33,997
3.50%, 9/15/2053 185,000 119,809
3.55%, 9/15/2055 30,000 19,317
6.05%, 8/15/2056 210,000 204,317
3.80%, 12/1/2057 115,000 76,656
3.65%, 9/15/2059 140,000 89,517
Comcast Corp.
3.25%, 11/1/2039 40,000 30,790
3.40%, 7/15/2046 10,000 6,815
3.97%, 11/1/2047 30,000 22,016
3.45%, 2/1/2050 20,000 13,119
2.80%, 1/15/2051 70,000 39,764
5.35%, 5/15/2053 220,000 193,077
2.65%, 8/15/2062 90,000 44,122
5.50%, 5/15/2064 85,000 74,322
Verizon Communications, Inc.
2.65%, 11/20/2040 140,000 98,144
3.40%, 3/22/2041 120,000 92,078
2.85%, 9/3/2041 10,000 7,026
5.88%, 11/30/2055 10,000 9,664
6.00%, 11/30/2065 150,000 144,662
1,441,767
Electric Utilities - 7 .5%
AEP Texas, Inc.
Series G, 4.15%, 5/1/2049 20,000 15,117
3.45%, 5/15/2051 15,000 9,912
5.25%, 5/15/2052 35,000 31,221
5.85%, 10/15/2055 95,000 91,340
Alabama Power Co.
5.50%, 3/15/2041 20,000 19,762
3.75%, 3/1/2045 20,000 15,355
4.30%, 1/2/2046 10,000 8,249
3.13%, 7/15/2051 5,000 3,243
Appalachian Power Co.
7.00%, 4/1/2038 20,000 22,286
4.45%, 6/1/2045 20,000 16,403
Series Y, 4.50%, 3/1/2049 45,000 36,215
Arizona Public Service Co.
5.90%, 8/15/2055 45,000 44,243
CenterPoint Energy Houston Electric LLC
4.50%, 4/1/2044 20,000 17,330
Duke Energy Carolinas LLC
3.20%, 8/15/2049 130,000 86,849
Duke Energy Corp.
3.30%, 6/15/2041 20,000 15,083

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 264
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 7.5% (continued)
Duke Energy Corp. (continued)
4.80%, 12/15/2045 $ 75,000 $ 64,466
3.75%, 9/1/2046 285,000 209,937
4.20%, 6/15/2049 20,000 15,252
5.00%, 8/15/2052 110,000 94,095
5.80%, 6/15/2054 25,000 23,918
5.70%, 9/15/2055 25,000 23,529
Duke Energy Florida LLC
6.40%, 6/15/2038 20,000 21,870
Duke Energy Indiana LLC
6.35%, 8/15/2038 5,000 5,440
Duke Energy Progress LLC
4.15%, 12/1/2044 30,000 24,348
4.20%, 8/15/2045 50,000 40,618
Emera US Finance LP
4.75%, 6/15/2046 70,000 58,081
Evergy Kansas Central, Inc.
4.13%, 3/1/2042 5,000 4,165
4.10%, 4/1/2043 5,000 4,098
3.25%, 9/1/2049 75,000 50,338
Evergy Metro, Inc.
5.30%, 10/1/2041 5,000 4,851
FirstEnergy Corp.
Series C, 3.40%, 3/1/2050 70,000 46,751
Georgia Power Co.
4.30%, 3/15/2042 5,000 4,318
4.30%, 3/15/2043 30,000 25,345
Series A, 3.25%, 3/15/2051 5,000 3,355
Iberdrola International BV
6.75%, 7/15/2036 15,000 16,856
Idaho Power Co.
3.65%, 3/1/2045 15,000 10,925
Series K, 4.20%, 3/1/2048 25,000 20,049
5.50%, 3/15/2053 20,000 19,177
5.80%, 4/1/2054 30,000 29,673
Indiana Michigan Power Co.
Series K, 4.55%, 3/15/2046 90,000 75,650
3.25%, 5/1/2051 20,000 13,064
5.63%, 4/1/2053 20,000 19,341
International Transmission Co.
4.63%, 8/15/2043 35,000 30,231
Interstate Power and Light Co.
3.10%, 11/30/2051 20,000 12,652
5.60%, 10/1/2055 55,000 52,169
Kentucky Utilities Co.
4.38%, 10/1/2045 10,000 8,274
Louisville Gas and Electric Co.
5.13%, 11/15/2040 5,000 4,835
4.38%, 10/1/2045 65,000 53,797
5.85%, 8/15/2055 30,000 29,794
MidAmerican Energy Co.
3.65%, 4/15/2029 10,000 9,822
Mississippi Power Co.
Series 12-A, 4.25%,
3/15/2042 20,000 16,714
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 7.5% (continued)
Nevada Power Co.
Series R, 6.75%, 7/1/2037 $ 20,000 $ 22,242
5.38%, 9/15/2040 20,000 19,448
5.45%, 5/15/2041 25,000 24,569
Series EE, 3.13%, 8/1/2050 20,000 12,811
Series GG, 5.90%, 5/1/2053 20,000 19,792
Ohio Power Co.
Series R, 2.90%, 10/1/2051 20,000 11,987
Oklahoma Gas and Electric Co.
5.85%, 6/1/2040 5,000 5,122
5.25%, 5/15/2041 30,000 29,049
4.00%, 12/15/2044 10,000 7,830
4.15%, 4/1/2047 30,000 23,940
5.80%, 4/1/2055 90,000 88,467
PacifiCorp
6.25%, 10/15/2037 30,000 31,424
6.00%, 1/15/2039 20,000 20,438
4.13%, 1/15/2049 50,000 37,706
4.15%, 2/15/2050 170,000 127,741
3.30%, 3/15/2051 50,000 32,051
2.90%, 6/15/2052 55,000 32,398
5.35%, 12/1/2053 20,000 17,659
5.50%, 5/15/2054 15,000 13,560
Public Service Co. of Colorado
4.75%, 8/15/2041 35,000 31,310
5.75%, 5/15/2054 5,000 4,869
5.85%, 5/15/2055 20,000 19,778
Public Service Co. of Oklahoma
Series K, 3.15%, 8/15/2051 20,000 12,741
Southern Co. (The)
4.25%, 7/1/2036 5,000 4,600
4.40%, 7/1/2046 10,000 8,240
Southwestern Electric Power Co.
Series J, 3.90%, 4/1/2045 120,000 90,470
3.25%, 11/1/2051 20,000 12,835
Tampa Electric Co.
6.15%, 5/15/2037 5,000 5,274
4.20%, 5/15/2045 35,000 27,866
Tucson Electric Power Co.
3.25%, 5/1/2051 20,000 13,084
5.50%, 4/15/2053 20,000 18,916
5.90%, 4/15/2055 35,000 34,724
Union Electric Co.
5.30%, 8/1/2037 20,000 20,210
5.45%, 3/15/2053 20,000 18,952
Wisconsin Electric Power Co.
3.65%, 12/15/2042 100,000 77,067
4.30%, 12/15/2045 5,000 4,027
Wisconsin Power and Light Co.
7.60%, 10/1/2038 35,000 40,647
Wisconsin Public Service Corp.
4.75%, 11/1/2044 20,000 17,586
2.85%, 12/1/2051 35,000 21,265
2,643,101

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
265 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electrical Equipment - 0 .3%
ABB Finance USA, Inc.
4.38%, 5/8/2042 $ 44,000 $ 38,674
GE Vernova, Inc.
5.50%, 2/4/2056 30,000 28,779
Vertiv Holdings Co.
5.65%, 3/15/2046 20,000 19,269
5.95%, 3/15/2066 30,000 29,027
115,749
Electronic Equipment, Instruments & Components - 0 .4%
Corning, Inc.
5.75%, 8/15/2040 5,000 5,086
4.75%, 3/15/2042 20,000 18,034
5.35%, 11/15/2048 5,000 4,681
5.45%, 11/15/2079 40,000 36,142
Tyco Electronics Group SA
3.13%, 8/15/2027 30,000 29,560
7.13%, 10/1/2037 30,000 34,484
127,987
Energy Equipment & Services - 0 .4%
Baker Hughes Holdings LLC
5.00%, 6/15/2036 130,000 127,937
5.85%, 6/15/2056 20,000 19,741
147,678
Entertainment - 0 .4%
Electronic Arts, Inc.
2.95%, 2/15/2051 35,000 28,832
NBCUniversal Media LLC
4.45%, 1/15/2043 65,000 53,792
Netflix, Inc.
5.40%, 8/15/2054 35,000 33,551
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/1/2041 35,000 29,954
Walt Disney Co. (The)
7.75%, 12/1/2045 5,000 6,173
152,302
Financial Services - 1 .7%
Apollo Global Management, Inc.
5.80%, 5/21/2054 55,000 52,106
Fiserv, Inc.
4.40%, 7/1/2049 15,000 11,366
Mastercard, Inc.
3.80%, 11/21/2046 150,000 116,617
3.95%, 2/26/2048 40,000 31,674
3.85%, 3/26/2050 110,000 84,465
2.95%, 3/15/2051 50,000 32,320
National Rural Utilities Cooperative Finance
Corp.
4.30%, 3/15/2049 35,000 28,587
Visa, Inc.
2.70%, 4/15/2040 20,000 15,160
4.30%, 12/14/2045 255,000 217,416
3.65%, 9/15/2047 10,000 7,639
Western Union Co. (The)
6.20%, 6/21/2040 15,000 15,072
612,422
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0 .4%
General Mills, Inc.
5.40%, 6/15/2040 $ 50,000 $ 48,588
Ingredion, Inc.
6.63%, 4/15/2037 20,000 21,877
3.90%, 6/1/2050 45,000 33,433
Kraft Heinz Foods Co.
6.88%, 1/26/2039 10,000 10,880
Mead Johnson Nutrition Co.
4.60%, 6/1/2044 5,000 4,343
Tyson Foods, Inc.
5.15%, 8/15/2044 30,000 27,604
4.55%, 6/2/2047 5,000 4,222
150,947
Gas Utilities - 1 .3%
Atmos Energy Corp.
5.50%, 6/15/2041 140,000 140,319
4.30%, 10/1/2048 95,000 77,378
2.85%, 2/15/2052 65,000 39,911
5.75%, 10/15/2052 50,000 49,737
6.20%, 11/15/2053 5,000 5,277
5.00%, 12/15/2054 75,000 66,829
CenterPoint Energy Resources Corp.
6.63%, 11/1/2037 20,000 21,844
Piedmont Natural Gas Co., Inc.
4.65%, 8/1/2043 20,000 17,259
3.64%, 11/1/2046 35,000 25,468
444,022
Ground Transportation - 3 .3%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037 10,000 10,897
5.75%, 5/1/2040 50,000 52,167
5.40%, 6/1/2041 35,000 35,047
4.95%, 9/15/2041 25,000 23,925
4.40%, 3/15/2042 20,000 17,602
4.38%, 9/1/2042 35,000 30,565
4.45%, 3/15/2043 55,000 48,057
5.15%, 9/1/2043 110,000 104,641
4.55%, 9/1/2044 40,000 34,898
4.70%, 9/1/2045 45,000 39,843
3.90%, 8/1/2046 35,000 27,373
4.15%, 12/15/2048 35,000 27,975
3.05%, 2/15/2051 20,000 12,887
3.30%, 9/15/2051 10,000 6,759
2.88%, 6/15/2052 15,000 9,243
4.45%, 1/15/2053 165,000 135,966
5.20%, 4/15/2054 110,000 101,431
Canadian National Railway Co.
4.50%, 11/7/2043 20,000 17,192
Canadian Pacific Railway Co.
6.13%, 9/15/2115 35,000 35,367
Uber Technologies, Inc.
5.35%, 9/15/2054 75,000 69,264
Union Pacific Corp.
4.05%, 3/1/2046 50,000 40,080
3.25%, 2/5/2050 40,000 27,245

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 266
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Ground Transportation - 3.3% (continued)
Union Pacific Corp. (continued)
5.60%, 12/1/2054 $ 15,000 $ 14,678
3.95%, 8/15/2059 110,000 80,116
3.84%, 3/20/2060 80,000 56,849
5.15%, 1/20/2063 30,000 26,819
4.10%, 9/15/2067 35,000 25,363
3.75%, 2/5/2070 10,000 6,659
3.80%, 4/6/2071 20,000 13,516
3.85%, 2/14/2072 35,000 23,816
1,156,240
Health Care Equipment & Supplies - 2 .6%
Abbott Laboratories
4.75%, 11/30/2036 90,000 88,069
6.15%, 11/30/2037 45,000 49,106
6.00%, 4/1/2039 35,000 37,553
5.30%, 5/27/2040 80,000 80,682
4.75%, 4/15/2043 30,000 27,475
4.90%, 11/30/2046 165,000 150,400
5.60%, 3/15/2066 180,000 173,358
Boston Scientific Corp.
4.55%, 3/1/2039 20,000 18,648
7.38%, 1/15/2040 5,000 5,880
4.70%, 3/1/2049 20,000 17,518
Covidien International Finance SA
6.55%, 10/15/2037 5,000 5,565
Medtronic, Inc.
4.00%, 4/1/2043 40,000 33,224
STERIS Irish FinCo. UnLtd Co.
3.75%, 3/15/2051 85,000 60,323
Stryker Corp.
4.70%, 2/10/2028 40,000 40,249
4.10%, 4/1/2043 15,000 12,380
4.38%, 5/15/2044 25,000 21,154
4.63%, 3/15/2046 65,000 56,284
2.90%, 6/15/2050 75,000 47,524
925,392
Health Care Providers & Services - 3 .7%
Cardinal Health, Inc.
5.00%, 11/15/2029 50,000 50,738
4.60%, 3/15/2043 35,000 30,127
4.50%, 11/15/2044 20,000 16,697
4.90%, 9/15/2045 80,000 70,283
4.37%, 6/15/2047 30,000 24,304
Cencora, Inc.
4.25%, 3/1/2045 40,000 32,935
4.30%, 12/15/2047 30,000 24,589
CVS Health Corp.
5.13%, 7/20/2045 20,000 17,673
5.05%, 3/25/2048 85,000 73,334
6.25%, 9/15/2065 5,000 4,910
Elevance Health, Inc.
4.85%, 8/15/2054 20,000 16,520
HCA, Inc.
5.13%, 6/15/2039 95,000 89,843
5.50%, 6/15/2047 60,000 55,058
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 3.7% (continued)
HCA, Inc. (continued)
5.25%, 6/15/2049 $ 60,000 $ 53,044
3.50%, 7/15/2051 75,000 49,388
4.63%, 3/15/2052 70,000 55,677
5.90%, 6/1/2053 70,000 66,596
6.00%, 4/1/2054 150,000 144,629
5.95%, 9/15/2054 70,000 67,205
6.20%, 3/1/2055 20,000 19,785
6.10%, 4/1/2064 70,000 67,719
Laboratory Corp. of America Holdings
4.70%, 2/1/2045 30,000 26,378
McKesson Corp.
4.88%, 3/15/2044 50,000 44,277
OhioHealth Corp.
Series 2020, 3.04%,
11/15/2050 90,000 60,304
UnitedHealth Group, Inc.
2.75%, 5/15/2040 30,000 21,997
4.75%, 7/15/2045 20,000 17,558
3.70%, 8/15/2049 25,000 18,151
2.90%, 5/15/2050 60,000 37,736
5.63%, 7/15/2054 30,000 28,718
3.13%, 5/15/2060 40,000 24,037
1,310,210
Health Care REITs - 0 .2%
Ventas Realty LP
REIT, 5.70%, 9/30/2043 35,000 34,438
Welltower OP LLC
REIT, 6.50%, 3/15/2041 45,000 49,097
83,535
Hotels, Restaurants & Leisure - 2 .0%
Marriott International, Inc.
5.50%, 4/15/2037 145,000 145,168
5.10%, 5/1/2038 10,000 9,591
McDonald's Corp.
6.30%, 3/1/2038 60,000 65,513
3.63%, 5/1/2043 15,000 11,585
4.60%, 5/26/2045 50,000 43,082
4.88%, 12/9/2045 315,000 281,194
4.45%, 3/1/2047 20,000 16,733
4.45%, 9/1/2048 10,000 8,265
3.63%, 9/1/2049 100,000 71,911
5.15%, 9/9/2052 60,000 54,269
5.45%, 8/14/2053 15,000 14,158
721,469
Household Products - 0 .4%
Church & Dwight Co., Inc.
3.95%, 8/1/2047 20,000 15,548
5.00%, 6/15/2052 35,000 31,492
Colgate-Palmolive Co.
4.00%, 8/15/2045 10,000 8,371
3.70%, 8/1/2047 35,000 26,895
Kimberly-Clark Corp.
5.30%, 3/1/2041 5,000 5,009

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
267 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.4% (continued)
Kimberly-Clark Corp. (continued)
3.70%, 6/1/2043 $ 45,000 $ 35,074
122,389
Independent Power and Renewable Electricity Producers - 0 .2%
Southern Power Co.
5.15%, 9/15/2041 5,000 4,720
5.25%, 7/15/2043 20,000 18,769
Series F, 4.95%, 12/15/2046 55,000 48,037
71,526
Industrial Conglomerates - 0 .0% (e)
3M Co.
5.70%, 3/15/2037 10,000 10,381
Industrial REITs - 0 .1%
Prologis LP
REIT, 2.13%, 10/15/2050 65,000 34,299
Insurance - 6 .9%
Aflac, Inc.
6.45%, 8/15/2040 20,000 21,803
4.00%, 10/15/2046 25,000 19,467
4.75%, 1/15/2049 45,000 38,713
Alleghany Corp.
4.90%, 9/15/2044 25,000 22,256
3.25%, 8/15/2051 30,000 19,614
Allstate Corp. (The)
4.20%, 12/15/2046 80,000 63,900
6.50%, 5/15/2057(c) 20,000 20,511
American Financial Group, Inc.
4.50%, 6/15/2047 35,000 28,420
Aon Corp.
2.90%, 8/23/2051 5,000 3,038
3.90%, 2/28/2052 30,000 21,849
Aon Global Ltd.
4.25%, 12/12/2042 90,000 74,767
4.45%, 5/24/2043 15,000 12,606
4.60%, 6/14/2044 35,000 30,017
4.75%, 5/15/2045 45,000 39,037
Aon North America, Inc.
5.75%, 3/1/2054 105,000 101,011
Arch Capital Finance LLC
5.03%, 12/15/2046 20,000 18,064
Arch Capital Group Ltd.
3.64%, 6/30/2050 35,000 25,092
Arch Capital Group US, Inc.
5.14%, 11/1/2043 40,000 37,107
Arthur J Gallagher & Co.
3.50%, 5/20/2051 20,000 13,600
3.05%, 3/9/2052 10,000 6,137
5.75%, 3/2/2053 20,000 19,078
5.55%, 2/15/2055 5,000 4,649
Assured Guaranty US Holdings, Inc.
6.13%, 9/15/2028 10,000 10,349
Athene Holding Ltd.
3.95%, 5/25/2051 35,000 23,810
3.45%, 5/15/2052 30,000 18,382
6.25%, 4/1/2054 130,000 119,526
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.9% (continued)
Athene Holding Ltd. (continued)
6.63%, 5/19/2055 $ 30,000 $ 29,009
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 45,000 36,780
4.25%, 1/15/2049 145,000 118,889
3.85%, 3/15/2052 100,000 75,446
Brighthouse Financial, Inc.
4.70%, 6/22/2047 85,000 59,083
Brown & Brown, Inc.
4.95%, 3/17/2052 45,000 37,293
6.25%, 6/23/2055 55,000 54,685
Chubb INA Holdings LLC
6.00%, 5/11/2037 65,000 69,347
Fairfax Financial Holdings Ltd.
6.35%, 3/22/2054 15,000 15,266
6.10%, 3/15/2055 35,000 34,601
Hartford Insurance Group, Inc. (The)
5.95%, 10/15/2036 25,000 26,486
6.63%, 3/30/2040 50,000 54,251
6.10%, 10/1/2041 20,000 20,940
4.40%, 3/15/2048 25,000 20,629
Markel Group, Inc.
5.00%, 3/30/2043 20,000 17,806
5.00%, 4/5/2046 45,000 39,451
4.30%, 11/1/2047 5,000 3,889
5.00%, 5/20/2049 75,000 64,472
4.15%, 9/17/2050 5,000 3,740
3.45%, 5/7/2052 45,000 29,524
6.00%, 5/16/2054 40,000 39,102
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047 20,000 16,354
4.90%, 3/15/2049 110,000 96,718
6.25%, 11/1/2052 35,000 36,600
5.45%, 3/15/2053 165,000 155,164
Old Republic International Corp.
3.85%, 6/11/2051 35,000 24,765
Progressive Corp. (The)
4.35%, 4/25/2044 5,000 4,192
4.13%, 4/15/2047 20,000 15,959
3.70%, 3/15/2052 30,000 21,734
Prudential Financial, Inc.
4.35%, 2/25/2050 20,000 16,060
3.70%, 3/13/2051 5,000 3,578
Transatlantic Holdings, Inc.
8.00%, 11/30/2039 35,000 42,545
Travelers Cos., Inc. (The)
6.25%, 6/15/2037 5,000 5,483
5.70%, 7/24/2055 50,000 49,666
Trinity Acquisition plc
6.13%, 8/15/2043 15,000 14,890
Unum Group
5.75%, 8/15/2042 75,000 73,683
W R Berkley Corp.
6.25%, 2/15/2037 20,000 20,995
4.75%, 8/1/2044 25,000 21,888

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 268
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 6.9% (continued)
W R Berkley Corp. (continued)
4.00%, 5/12/2050 $ 35,000 $ 26,405
3.15%, 9/30/2061 35,000 20,261
Willis North America, Inc.
5.05%, 9/15/2048 20,000 17,452
3.88%, 9/15/2049 40,000 29,091
5.90%, 3/5/2054 55,000 53,695
2,430,670
Interactive Media & Services - 3 .9%
Alphabet, Inc.
1.90%, 8/15/2040 70,000 46,431
2.05%, 8/15/2050 90,000 48,113
5.25%, 5/15/2055 90,000 83,722
2.25%, 8/15/2060 120,000 60,058
5.30%, 5/15/2065 270,000 245,918
5.75%, 2/15/2066 30,000 29,188
5.70%, 11/15/2075 150,000 143,556
Meta Platforms, Inc.
4.55%, 8/15/2031 20,000 20,025
4.45%, 8/15/2052 140,000 108,744
5.60%, 5/15/2053 270,000 248,231
5.40%, 8/15/2054 50,000 44,439
4.65%, 8/15/2062 95,000 72,006
5.75%, 5/15/2063 140,000 129,066
5.55%, 8/15/2064 45,000 39,723
5.75%, 11/15/2065 60,000 54,595
1,373,815
IT Services - 0 .6%
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 100,000 91,678
International Business Machines Corp.
4.70%, 2/19/2046 125,000 105,765
4.25%, 5/15/2049 5,000 3,840
5.80%, 2/3/2056 10,000 9,479
210,762
Leisure Products - 0 .2%
Hasbro, Inc.
6.35%, 3/15/2040 35,000 36,255
Mattel, Inc.
6.20%, 10/1/2040 20,000 19,828
56,083
Machinery - 0 .9%
Dover Corp.
6.60%, 3/15/2038 20,000 22,160
5.38%, 3/1/2041 20,000 19,949
Fortive Corp.
4.30%, 6/15/2046 25,000 20,302
Illinois Tool Works, Inc.
4.88%, 9/15/2041 45,000 42,550
3.90%, 9/1/2042 69,000 57,580
Otis Worldwide Corp.
3.11%, 2/15/2040 35,000 26,770
Parker-Hannifin Corp.
4.00%, 6/14/2049 75,000 58,754
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 0.9% (continued)
Snap-on, Inc.
3.10%, 5/1/2050 $ 75,000 $ 49,759
Xylem, Inc.
4.38%, 11/1/2046 35,000 28,942
326,766
Media - 1 .4%
Charter Communications Operating LLC
3.50%, 3/1/2042 10,000 6,808
6.48%, 10/23/2045 20,000 18,427
5.38%, 5/1/2047 15,000 11,990
4.80%, 3/1/2050 45,000 33,082
5.25%, 4/1/2053 50,000 38,757
3.95%, 6/30/2062 20,000 11,686
5.50%, 4/1/2063 30,000 22,933
Fox Corp.
5.48%, 1/25/2039 65,000 63,311
5.58%, 1/25/2049 130,000 120,094
Omnicom Group, Inc.
5.30%, 6/2/2036 40,000 38,664
3.38%, 3/1/2041 25,000 18,492
5.40%, 10/1/2048 15,000 13,169
Time Warner Cable LLC
7.30%, 7/1/2038 35,000 36,598
5.50%, 9/1/2041 60,000 51,740
485,751
Metals & Mining - 1 .8%
Barrick North America Finance LLC
7.50%, 9/15/2038 20,000 23,219
5.70%, 5/30/2041 60,000 60,247
5.75%, 5/1/2043 70,000 69,755
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039 20,000 20,603
BHP Billiton Finance USA Ltd.
5.00%, 9/30/2043 35,000 32,768
5.50%, 9/8/2053 15,000 14,593
Newmont Corp.
5.75%, 11/15/2041 10,000 10,006
Reliance, Inc.
6.85%, 11/15/2036 20,000 22,157
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 20,000 19,626
Rio Tinto Finance USA plc
4.88%, 3/14/2030 50,000 50,744
4.13%, 8/21/2042 20,000 16,924
5.13%, 3/9/2053 5,000 4,590
5.75%, 3/14/2055 5,000 5,011
Southern Copper Corp.
6.75%, 4/16/2040 20,000 22,264
5.25%, 11/8/2042 130,000 123,645
5.88%, 4/23/2045 45,000 45,532
Vale Overseas Ltd.
6.88%, 11/21/2036 15,000 16,805
6.88%, 11/10/2039 35,000 38,902
6.40%, 6/28/2054 35,000 35,927
633,318

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
269 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Multi-Utilities - 2 .2%
Ameren Illinois Co.
4.80%, 12/15/2043 $ 5,000 $ 4,431
4.30%, 7/1/2044 20,000 16,542
5.63%, 3/1/2055 60,000 58,272
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 50,000 53,588
5.95%, 5/15/2037 20,000 21,230
3.80%, 7/15/2048 50,000 36,804
4.45%, 1/15/2049 20,000 16,344
4.25%, 10/15/2050 40,000 31,358
2.85%, 5/15/2051 60,000 36,169
4.60%, 5/1/2053 35,000 28,788
Consumers Energy Co.
4.35%, 8/31/2064 55,000 42,046
Dominion Energy, Inc.
Series B, 3.30%, 4/15/2041 20,000 14,883
Series C, 4.05%, 9/15/2042 150,000 119,177
Series B, 4.85%, 8/15/2052 30,000 25,221
NiSource, Inc.
5.95%, 6/15/2041 15,000 15,307
5.25%, 2/15/2043 30,000 28,009
5.65%, 2/1/2045 20,000 19,343
4.38%, 5/15/2047 110,000 89,517
5.00%, 6/15/2052 20,000 17,289
Puget Sound Energy, Inc.
5.64%, 4/15/2041 5,000 4,967
4.30%, 5/20/2045 30,000 24,596
Southern Co. Gas Capital Corp.
4.40%, 6/1/2043 25,000 20,959
3.95%, 10/1/2046 30,000 22,842
4.40%, 5/30/2047 20,000 16,283
Series 21A, 3.15%, 9/30/2051 20,000 12,791
776,756
Oil, Gas & Consumable Fuels - 9 .1%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037 25,000 26,875
6.25%, 3/15/2038 55,000 58,274
6.75%, 2/1/2039 30,000 32,717
4.95%, 6/1/2047 75,000 65,640
Cenovus Energy, Inc.
5.40%, 6/15/2047 2,000 1,836
3.75%, 2/15/2052 60,000 42,331
ConocoPhillips Co.
4.03%, 3/15/2062 100,000 72,044
Continental Resources, Inc.
4.90%, 6/1/2044 60,000 48,113
Coterra Energy, Inc.
5.90%, 2/15/2055 35,000 33,680
Devon Energy Corp.
5.75%, 9/15/2054 20,000 18,843
Diamondback Energy, Inc.
6.25%, 3/15/2053 10,000 10,211
5.75%, 4/18/2054 5,000 4,798
5.90%, 4/18/2064 45,000 43,410
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.1% (continued)
Eastern Energy Gas Holdings LLC
6.20%, 1/15/2055 $ 35,000 $ 35,574
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/2043 20,000 17,386
3.90%, 11/15/2049 20,000 14,699
Enbridge Energy Partners LP
5.50%, 9/15/2040 10,000 9,792
7.38%, 10/15/2045 85,000 97,512
Enbridge, Inc.
4.50%, 6/10/2044 5,000 4,213
4.00%, 11/15/2049 20,000 15,064
6.70%, 11/15/2053 5,000 5,428
Energy Transfer LP
6.10%, 2/15/2042 10,000 9,892
4.95%, 1/15/2043 10,000 8,750
5.15%, 2/1/2043 75,000 66,889
5.30%, 4/1/2044 10,000 9,010
5.00%, 5/15/2044(d) 20,000 17,423
5.35%, 5/15/2045 25,000 22,433
6.13%, 12/15/2045 5,000 4,893
5.30%, 4/15/2047 35,000 30,951
5.40%, 10/1/2047 15,000 13,398
6.25%, 4/15/2049 130,000 128,110
5.00%, 5/15/2050 25,000 20,884
5.95%, 5/15/2054 40,000 37,765
6.05%, 9/1/2054 30,000 28,622
Enterprise Products Operating LLC
7.55%, 4/15/2038 5,000 5,939
4.85%, 8/15/2042 235,000 215,355
3.30%, 2/15/2053 5,000 3,314
3.95%, 1/31/2060 75,000 54,372
EOG Resources, Inc.
5.35%, 1/15/2036 95,000 96,394
4.95%, 4/15/2050 65,000 57,768
5.65%, 12/1/2054 20,000 19,427
5.95%, 7/15/2055 25,000 25,315
Exxon Mobil Corp.
3.57%, 3/6/2045 150,000 116,186
3.10%, 8/16/2049 125,000 84,704
4.33%, 3/19/2050 175,000 145,877
3.45%, 4/15/2051 35,000 24,914
Hess Corp.
6.00%, 1/15/2040 25,000 26,496
5.60%, 2/15/2041 80,000 81,556
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 75,000 83,863
6.50%, 9/1/2039 20,000 21,516
5.50%, 3/1/2044 5,000 4,743
Kinder Morgan, Inc.
5.55%, 6/1/2045 110,000 105,076
5.05%, 2/15/2046 30,000 26,812
Occidental Petroleum Corp.
4.63%, 6/15/2045 15,000 11,952
6.60%, 3/15/2046 10,000 10,461
4.40%, 8/15/2049 20,000 15,013

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 270
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.1% (continued)
Plains All American Pipeline LP
5.15%, 6/1/2042 $ 32,000 $ 28,830
Shell Finance US, Inc.
6.38%, 12/15/2038(a) 65,000 71,500
4.00%, 5/10/2046 35,000 27,875
3.13%, 11/7/2049(a) 5,000 3,313
Spectra Energy Partners LP
4.50%, 3/15/2045 20,000 16,860
Suncor Energy, Inc.
6.80%, 5/15/2038 95,000 103,924
6.50%, 6/15/2038 30,000 32,035
6.85%, 6/1/2039 35,000 38,598
4.00%, 11/15/2047 30,000 22,637
3.75%, 3/4/2051 5,000 3,539
Targa Resources Corp.
6.05%, 5/15/2056 70,000 67,963
TC PipeLines LP
3.90%, 5/25/2027 50,000 49,663
TotalEnergies Capital International SA
3.39%, 6/29/2060 35,000 22,563
TotalEnergies Capital SA
5.64%, 4/5/2064 50,000 47,956
5.43%, 9/10/2064 55,000 51,042
Valero Energy Corp.
6.63%, 6/15/2037 35,000 38,395
Western Midstream Operating LP
5.45%, 4/1/2044 50,000 44,924
5.30%, 3/1/2048 5,000 4,252
5.50%, 8/15/2048 20,000 17,355
5.25%, 2/1/2050(d) 60,000 50,835
Williams Cos., Inc. (The)
5.75%, 6/24/2044 20,000 19,588
5.10%, 9/15/2045 40,000 36,231
4.85%, 3/1/2048 10,000 8,601
5.95%, 3/15/2056 80,000 78,531
XTO Energy, Inc.
6.75%, 8/1/2037 35,000 39,786
3,221,309
Pharmaceuticals - 4 .3%
AstraZeneca plc
6.45%, 9/15/2037 5,000 5,572
Eli Lilly & Co.
5.95%, 11/15/2037 20,000 21,897
4.15%, 3/15/2059 35,000 26,993
5.10%, 2/9/2064 155,000 138,769
5.20%, 8/14/2064 75,000 68,127
5.60%, 2/12/2065 73,000 70,772
5.65%, 10/15/2065 80,000 78,183
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 5,000 5,538
Johnson & Johnson
3.55%, 3/1/2036 90,000 81,934
3.63%, 3/3/2037 20,000 17,922
5.85%, 7/15/2038 5,000 5,451
2.45%, 9/1/2060 20,000 10,722
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 4.3% (continued)
Merck & Co., Inc.
1.45%, 6/24/2030 $ 20,000 $ 17,820
6.55%, 9/15/2037 75,000 84,133
3.60%, 9/15/2042 35,000 27,664
3.70%, 2/10/2045 90,000 69,682
2.75%, 12/10/2051 40,000 24,202
2.90%, 12/10/2061 145,000 82,581
5.15%, 5/17/2063 45,000 40,145
Novartis Capital Corp.
4.40%, 5/6/2044 100,000 87,458
4.00%, 11/20/2045 65,000 53,346
5.60%, 3/18/2046 120,000 120,111
4.70%, 9/18/2054 50,000 43,437
5.30%, 11/5/2055 20,000 18,984
5.70%, 3/18/2056 50,000 50,082
Pfizer Investment Enterprises Pte. Ltd.
5.34%, 5/19/2063 60,000 54,250
Royalty Pharma plc
3.30%, 9/2/2040 30,000 22,937
5.90%, 9/2/2054 35,000 34,136
Utah Acquisition Sub, Inc.
5.25%, 6/15/2046 10,000 8,131
Viatris, Inc.
4.00%, 6/22/2050 40,000 26,547
Zoetis, Inc.
4.70%, 2/1/2043 105,000 93,612
4.45%, 8/20/2048 20,000 16,622
3.00%, 5/15/2050 35,000 22,476
1,530,236
Professional Services - 0 .1%
Verisk Analytics, Inc.
5.50%, 6/15/2045 20,000 18,722
3.63%, 5/15/2050 20,000 13,939
32,661
Residential REITs - 0 .0% (e)
ERP Operating LP
REIT, 4.50%, 7/1/2044 10,000 8,720
Semiconductors & Semiconductor Equipment - 2 .2%
Analog Devices, Inc.
5.30%, 12/15/2045 20,000 19,256
Applied Materials, Inc.
5.85%, 6/15/2041 5,000 5,238
Broadcom, Inc.
3.19%, 11/15/2036(a) 190,000 159,430
KLA Corp.
5.00%, 3/15/2049 90,000 81,711
4.95%, 7/15/2052 5,000 4,490
5.25%, 7/15/2062 35,000 31,951
Lam Research Corp.
4.88%, 3/15/2049 40,000 36,073
3.13%, 6/15/2060 15,000 9,135
NVIDIA Corp.
3.70%, 4/1/2060 125,000 89,538
QUALCOMM, Inc.
4.80%, 5/20/2045 90,000 80,293

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
271 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment - 2.2% (continued)
QUALCOMM, Inc. (continued)
4.30%, 5/20/2047 $ 230,000 $ 188,036
4.50%, 5/20/2052 10,000 8,255
Texas Instruments, Inc.
4.15%, 5/15/2048 5,000 4,100
4.10%, 8/16/2052 5,000 3,942
5.15%, 2/8/2054 5,000 4,680
5.05%, 5/18/2063 70,000 62,029
788,157
Software - 4 .7%
AppLovin Corp.
5.95%, 12/1/2054 45,000 41,279
Intuit, Inc.
5.50%, 9/15/2053 75,000 67,756
Microsoft Corp.
2.53%, 6/1/2050 115,000 67,882
2.92%, 3/17/2052 60,000 38,170
4.75%, 11/3/2055 95,000 84,577
2.68%, 6/1/2060 225,000 123,861
3.04%, 3/17/2062 140,000 83,833
Oracle Corp.
3.80%, 11/15/2037 60,000 47,444
3.60%, 4/1/2040 60,000 43,265
4.13%, 5/15/2045 25,000 17,131
4.00%, 7/15/2046 10,000 6,675
4.00%, 11/15/2047 60,000 39,496
3.60%, 4/1/2050 30,000 17,962
3.95%, 3/25/2051 210,000 132,002
6.90%, 11/9/2052 95,000 89,910
5.55%, 2/6/2053 35,000 27,841
5.38%, 9/27/2054 20,000 15,395
6.00%, 8/3/2055 105,000 88,031
5.95%, 9/26/2055 5,000 4,188
6.70%, 2/4/2056 20,000 18,432
3.85%, 4/1/2060 95,000 55,046
5.50%, 9/27/2064 35,000 26,627
6.13%, 8/3/2065 35,000 29,180
6.10%, 9/26/2065 45,000 37,176
6.85%, 2/4/2066 20,000 18,376
Salesforce, Inc.
2.70%, 7/15/2041 230,000 156,897
6.40%, 3/15/2046 10,000 9,995
2.90%, 7/15/2051 65,000 37,690
6.55%, 3/15/2056 120,000 119,157
3.05%, 7/15/2061 150,000 83,466
6.70%, 3/15/2066 20,000 20,082
1,648,822
Specialized REITs - 0 .2%
Public Storage Operating Co.
REIT, 5.35%, 8/1/2053 80,000 75,478
Specialty Retail - 2 .0%
Dick's Sporting Goods, Inc.
4.10%, 1/15/2052 65,000 46,143
Home Depot, Inc. (The)
5.40%, 9/15/2040 140,000 141,268
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 2.0% (continued)
Home Depot, Inc. (The) (continued)
4.20%, 4/1/2043 $ 35,000 $ 29,625
4.88%, 2/15/2044 50,000 45,597
4.40%, 3/15/2045 45,000 38,143
4.25%, 4/1/2046 40,000 33,097
3.90%, 6/15/2047 35,000 27,197
4.50%, 12/6/2048 55,000 46,195
3.63%, 4/15/2052 75,000 53,645
4.95%, 9/15/2052 20,000 17,819
5.30%, 6/25/2054 20,000 18,676
3.50%, 9/15/2056 65,000 44,245
5.40%, 6/25/2064 35,000 32,853
Lowe's Cos., Inc.
5.00%, 4/15/2040 5,000 4,704
5.00%, 9/15/2043 35,000 31,455
4.25%, 4/1/2052 5,000 3,854
4.45%, 4/1/2062 35,000 26,596
5.80%, 9/15/2062 5,000 4,784
5.85%, 4/1/2063 30,000 28,880
TJX Cos., Inc. (The)
4.50%, 4/15/2050 20,000 16,928
691,704
Technology Hardware, Storage & Peripherals - 2 .1%
Apple, Inc.
3.85%, 5/4/2043 30,000 24,835
3.45%, 2/9/2045 50,000 38,089
4.38%, 5/13/2045 55,000 47,978
4.65%, 2/23/2046 45,000 40,455
3.75%, 11/13/2047 45,000 34,620
2.40%, 8/20/2050 40,000 23,121
2.65%, 2/8/2051 100,000 60,804
2.70%, 8/5/2051 5,000 3,076
3.95%, 8/8/2052 95,000 73,671
2.55%, 8/20/2060 100,000 53,692
2.80%, 2/8/2061 125,000 71,471
2.85%, 8/5/2061 80,000 46,198
4.10%, 8/8/2062 195,000 148,597
HP, Inc.
6.00%, 9/15/2041 70,000 70,147
736,754
Tobacco - 4 .6%
Altria Group, Inc.
5.80%, 2/14/2039 75,000 75,642
3.40%, 2/4/2041 10,000 7,593
4.25%, 8/9/2042 45,000 36,763
4.50%, 5/2/2043 35,000 29,200
5.38%, 1/31/2044 265,000 247,210
3.88%, 9/16/2046 45,000 33,152
5.95%, 2/14/2049 120,000 116,989
4.45%, 5/6/2050 20,000 15,692
3.70%, 2/4/2051 110,000 75,706
4.00%, 2/4/2061 50,000 34,999
BAT Capital Corp.
4.39%, 8/15/2037 265,000 241,319
3.73%, 9/25/2040 20,000 15,981

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 272
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Tobacco - 4.6% (continued)
BAT Capital Corp. (continued)
7.08%, 8/2/2043 $ 40,000 $ 44,183
4.54%, 8/15/2047 30,000 24,452
4.76%, 9/6/2049 20,000 16,623
3.98%, 9/25/2050 5,000 3,608
5.65%, 3/16/2052 5,000 4,649
7.08%, 8/2/2053 70,000 77,467
Philip Morris International, Inc.
6.38%, 5/16/2038 70,000 76,471
4.38%, 11/15/2041 35,000 30,550
4.50%, 3/20/2042 35,000 30,675
3.88%, 8/21/2042 50,000 40,414
4.13%, 3/4/2043 200,000 166,234
Reynolds American, Inc.
7.25%, 6/15/2037 15,000 17,053
5.85%, 8/15/2045 155,000 150,393
1,613,018
Trading Companies & Distributors - 0 .4%
WW Grainger, Inc.
4.60%, 6/15/2045 65,000 57,469
3.75%, 5/15/2046 20,000 15,391
4.20%, 5/15/2047 70,000 57,343
130,203
Total Corporate Bonds
(Cost $36,061,175) 34,693,252
SHORT-TERM INVESTMENTS - 1 .4% (f)
U.S. GOVERNMENT AGENCY SECURITIES - 1 .4%
FNMA
3.52%, 5/1/2026
(Cost $500,000) 500,000 499,950
Total Investments - 99.6%
(Cost $36,561,175) 35,193,202
Other assets less liabilities - 0.4% 144,348
NET ASSETS - 100.0% $35,337,550
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $323,628 or 0.92% of net assets.
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of April 30, 2026.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2026.
(e) Represents less than 0.05% of net assets.
(f) The rate shown was the current yield as of April 30,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 56,107
Aggregate gross unrealized depreciation (1,468,283)
Net unrealized depreciation $ (1,412,176)
Federal income tax cost $ 36,605,378

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund (cont.)
273 FLEXSHARES SEMIANNUAL REPORT
Security Type % of Net Assets
Corporate Bonds 98 .2%
Short-Term Investments 1 .4
Others
(1)
0 .4
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 274
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
High Yield Value-Scored Bond Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 96 .4%
Aerospace & Defense - 1 .4%
Axon Enterprise, Inc.
6.13%, 03/15/2030(a) $ 595,000 $ 608,397
BWX Technologies, Inc.
4.13%, 06/30/2028(a) 1,155,000 1,136,304
4.13%, 04/15/2029(a) 4,000 3,886
Carpenter Technology Corp.
5.63%, 03/01/2034(a)(b) 290,000 290,174
Efesto Bidco SpA Efesto US LLC
Series XR, 7.50%,
02/15/2032(a) 230,000 229,050
TransDigm, Inc.
6.75%, 08/15/2028(a) 1,710,000 1,733,099
4.63%, 01/15/2029(b) 790,000 779,548
6.38%, 03/01/2029(a)(b) 2,345,000 2,391,794
6.88%, 12/15/2030(a)(b) 975,000 1,004,840
7.13%, 12/01/2031(a) 1,940,000 2,010,364
6.63%, 03/01/2032(a) 1,100,000 1,130,462
6.00%, 01/15/2033(a)(b) 5,000 5,048
6.38%, 05/31/2033(a) 3,980,000 4,010,602
15,333,568
Air Freight & Logistics - 0 .2%
Rand Parent LLC
8.50%, 02/15/2030(a)(b) 1,885,000 1,958,042
Stonepeak Nile Parent LLC
7.25%, 03/15/2032(a)(b) 600,000 627,787
2,585,829
Automobile Components - 3 .0%
Adient Global Holdings Ltd.
8.25%, 04/15/2031(a) 5,000 5,216
7.50%, 02/15/2033(a)(b) 1,780,000 1,820,840
Allison Transmission, Inc.
3.75%, 01/30/2031(a)(b) 973,000 914,243
American Axle & Manufacturing, Inc.
6.88%, 07/01/2028 2,000 2,001
7.75%, 10/15/2033(a) 875,000 854,287
Aptiv Swiss Holdings Ltd.
6.88%, 12/15/2054(b)(c) 900,000 922,655
Dexko Global, Inc.
7.50%, 04/15/2032(a)(b) 896,100 806,284
Garrett Motion Holdings, Inc.
7.75%, 05/31/2032(a)(b) 1,520,000 1,586,977
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/2031 70,000 63,792
5.25%, 07/15/2031 2,380,000 2,163,350
5.63%, 04/30/2033(b) 6,210,000 5,568,673
Icahn Enterprises LP
5.25%, 05/15/2027(b) 850,000 841,846
9.75%, 01/15/2029 300,000 301,527
4.38%, 02/01/2029 490,000 429,522
10.00%, 11/15/2029(a) 334,000 336,915
9.00%, 06/15/2030(b) 990,000 953,450
IHO Verwaltungs GmbH
6.37%, 05/15/2029(a)(d) 820,000 823,689
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Automobile Components - 3.0% (continued)
IHO Verwaltungs GmbH (continued)
8.00%, 11/15/2032(a)(d) $ 800,000 $ 827,144
JB Poindexter & Co., Inc.
8.75%, 12/15/2031(a)(b) 1,350,000 1,398,928
Patrick Industries, Inc.
4.75%, 05/01/2029(a)(b) 640,000 628,779
6.38%, 11/01/2032(a)(b) 717,000 721,401
Phinia, Inc.
6.75%, 04/15/2029(a)(b) 265,000 271,238
6.63%, 10/15/2032(a)(b) 150,000 153,680
Tenneco, Inc.
8.00%, 11/17/2028(a)(b) 8,235,000 8,332,848
ZF North America Capital, Inc.
6.88%, 04/14/2028(a)(b) 990,000 1,014,348
7.13%, 04/14/2030(a) 700,000 701,863
6.75%, 04/23/2030(a) 90,000 89,406
7.50%, 03/24/2031(a)(b) 555,000 555,715
33,090,617
Automobiles - 0 .9%
Jaguar Land Rover Automotive plc
4.50%, 10/01/2027(a) 1,975,000 1,952,243
5.88%, 01/15/2028(a)(b) 3,816,000 3,814,672
5.50%, 07/15/2029(a) 1,157,000 1,144,054
Nissan Motor Co. Ltd.
8.13%, 07/17/2035(a) 970,000 1,023,420
PM General Purchaser LLC
9.50%, 10/01/2028(a) 1,170,000 1,090,288
Thor Industries, Inc.
4.00%, 10/15/2029(a)(b) 1,500,000 1,420,184
10,444,861
Biotechnology - 0 .1%
Genmab A/S
7.25%, 12/15/2033(a)(b) 1,590,000 1,657,841
Broadline Retail - 1 .2%
Angi Group LLC
3.88%, 08/15/2028(a) 575,000 526,125
Getty Images, Inc.
14.00%, 03/01/2028(a) 250,000 232,500
11.25%, 02/21/2030(a) 2,280,000 2,036,861
GrubHub Holdings, Inc.
13.00%, 07/31/2030(a)(b)(d) 888,345 723,089
Kohl's Corp.
10.00%, 06/01/2030(a)(b) 50,000 54,099
5.12%, 05/01/2031(b)(e) 4,260,000 3,484,060
Macy's Retail Holdings LLC
5.88%, 03/15/2030(a) 160,000 159,565
6.13%, 03/15/2032(a)(b) 1,020,000 1,020,492
7.38%, 08/01/2033(a) 300,000 312,485
6.70%, 07/15/2034(a) 1,210,000 1,150,564
6.38%, 03/15/2037 730,000 669,849
5.13%, 01/15/2042 250,000 189,032
Match Group Holdings II LLC
3.63%, 10/01/2031(a)(b) 150,000 134,421

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
275 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 1.2% (continued)
Nordstrom, Inc.
4.00%, 03/15/2027 $ 350,000 $ 343,231
4.38%, 04/01/2030(b) 50,000 47,513
5.00%, 01/15/2044 2,250,000 1,573,015
Rakuten Group, Inc.
9.75%, 04/15/2029(a)(b) 820,000 899,550
13,556,451
Building Products - 1 .0%
Builders FirstSource, Inc.
6.75%, 05/15/2035(a)(b) 1,420,000 1,434,028
CP Atlas Buyer, Inc.
9.75%, 07/15/2030(a)(b) 1,000,000 929,682
+ 0.00%), 12.75%,
01/15/2031(a)(d)(f) 1,386,009 1,002,291
Griffon Corp.
5.75%, 03/01/2028(b) 1,570,000 1,566,183
Masterbrand, Inc.
7.00%, 07/15/2032(a)(b) 381,000 378,930
Miter Brands Acquisition Holdco, Inc.
6.75%, 04/01/2032(a)(b) 1,075,000 1,062,572
MIWD Holdco II LLC
5.50%, 02/01/2030(a)(b) 600,000 553,539
Oscar Acquisition Co. LLC
9.50%, 04/15/2030(a) 1,285,000 636,075
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)(b) 1,012,000 1,011,173
8.88%, 11/15/2031(a)(b) 1,045,000 1,094,180
Standard Industries, Inc.
4.38%, 07/15/2030(a) 440,000 420,101
3.38%, 01/15/2031(a) 10,000 9,077
Wilsonart LLC
11.00%, 08/15/2032(a)(b) 1,736,000 1,341,365
11,439,196
Capital Markets - 0 .7%
Aretec Group, Inc.
7.50%, 04/01/2029(a) 100,000 100,125
10.00%, 08/15/2030(a)(b) 858,000 908,713
Coinbase Global, Inc.
3.38%, 10/01/2028(a) 804,000 770,894
3.63%, 10/01/2031(a) 1,395,000 1,222,740
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029(a)(b) 852,111 806,388
Dresdner Funding Trust I
8.15%, 06/30/2031(a) 761,000 823,794
FS KKR Capital Corp.
6.13%, 01/15/2031 210,000 202,847
Hightower Holding LLC
6.75%, 04/15/2029(a) 250,000 248,296
Prospect Capital Corp.
3.44%, 10/15/2028 50,000 44,409
Stonex Escrow Issuer LLC
6.88%, 07/15/2032(a)(b) 690,000 713,422
StoneX Group, Inc.
7.88%, 03/01/2031(a) 170,000 178,999
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 0.7% (continued)
VFH Parent LLC
7.50%, 06/15/2031(a) $ 1,425,000 $ 1,496,459
7,517,086
Chemicals - 3 .3%
Ashland, Inc.
3.38%, 09/01/2031(a)(b) 697,000 621,727
6.88%, 05/15/2043 415,000 409,290
ASP Unifrax Holdings, Inc.
7.10%, 09/30/2029(a)(d) 3,037,135 4,218
Cerdia Finanz GmbH
9.38%, 10/03/2031(a) 1,833,000 1,755,098
Chemours Co. (The)
4.63%, 11/15/2029(a)(b) 1,810,000 1,736,130
8.00%, 01/15/2033(a) 1,882,000 1,939,759
7.88%, 03/15/2034(a) 4,080,000 4,172,285
Consolidated Energy Finance SA
5.63%, 10/15/2028(a) 1,030,000 978,500
12.00%, 02/15/2031(a)(b) 1,120,000 1,148,000
CVR Partners LP
6.13%, 06/15/2028(a) 3,540,000 3,537,611
Element Solutions, Inc.
3.88%, 09/01/2028(a)(b) 1,060,000 1,033,438
FMC Corp.
3.45%, 10/01/2029(b) 320,000 289,575
5.65%, 05/18/2033(b) 1,350,000 1,193,281
8.45%, 11/01/2055(b)(c) 1,130,000 748,889
GPD Cos., Inc.
12.50%, 12/31/2029(a)(d) 353,657 218,213
Herens Holdco Sarl
4.75%, 05/15/2028(a) 275,000 243,375
INEOS Finance plc
6.75%, 05/15/2028(a)(b) 760,000 763,290
7.50%, 04/15/2029(a)(b) 1,585,000 1,565,352
INEOS Quattro Finance 2 plc
9.63%, 03/15/2029(a)(b) 1,150,000 1,115,500
Ingevity Corp.
3.88%, 11/01/2028(a)(b) 495,000 477,493
Innophos Holdings, Inc.
11.50%, 06/15/2029(a)(b) 642,000 592,245
LSB Industries, Inc.
6.25%, 10/15/2028(a) 100,000 100,039
Maxam Prill Sarl
7.75%, 07/15/2030(a) 700,000 723,452
NOVA Chemicals Corp.
5.25%, 06/01/2027(a) 40,000 39,983
9.00%, 02/15/2030(a)(b) 190,000 200,381
Nufarm Australia Ltd.
5.00%, 01/27/2030(a) 1,470,000 1,351,333
Olin Corp.
6.63%, 04/01/2033(a)(b) 1,340,000 1,327,467
Olympus Water US Holding Corp.
4.25%, 10/01/2028(a)(b) 340,000 330,696
6.25%, 10/01/2029(a) 200,000 195,487
7.25%, 06/15/2031(a)(b) 410,000 412,431
7.25%, 02/15/2033(a)(b) 1,890,000 1,847,367

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 276
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 3.3% (continued)
Rain Carbon, Inc.
12.25%, 09/01/2029(a)(b) $ 1,130,000 $ 1,188,904
SCIH Salt Holdings, Inc.
4.88%, 05/01/2028(a)(b) 1,048,000 1,037,735
Scotts Miracle-Gro Co. (The)
4.38%, 02/01/2032(b) 540,000 503,866
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029(a)(b) 320,000 315,328
Vibrantz Technologies, Inc.
9.00%, 02/28/2031(a) 1,212,350 133,358
WR Grace Holdings LLC
5.63%, 08/15/2029(a)(b) 1,290,000 1,230,787
7.38%, 03/01/2031(a) 535,000 540,564
36,022,447
Commercial Services & Supplies - 3 .1%
ACCO Brands Corp.
4.25%, 03/15/2029(a)(b) 3,920,000 3,500,521
ADT Security Corp. (The)
4.13%, 08/01/2029(a)(b) 635,000 610,687
4.88%, 07/15/2032(a)(b) 671,000 639,039
5.88%, 10/15/2033(a)(b) 750,000 738,861
Allied Universal Holdco LLC
4.63%, 06/01/2028(a)(b) 625,000 615,926
6.00%, 06/01/2029(a)(b) 275,000 272,872
7.88%, 02/15/2031(a)(b) 590,000 618,835
APi Group DE, Inc.
4.13%, 07/15/2029(a) 600,000 584,738
4.75%, 10/15/2029(a) 275,000 269,472
Brink's Co. (The)
6.50%, 06/15/2029(a)(b) 100,000 102,308
Cimpress plc
7.38%, 09/15/2032(a)(b) 2,430,000 2,460,837
Clarivate Science Holdings Corp.
3.88%, 07/01/2028(a) 250,000 241,452
4.88%, 07/01/2029(a)(b) 1,630,000 1,478,268
Clean Harbors, Inc.
6.38%, 02/01/2031(a)(b) 1,225,000 1,246,729
CoreCivic, Inc.
4.75%, 10/15/2027 220,000 218,402
Deluxe Corp.
8.00%, 06/01/2029(a)(b) 2,860,000 2,892,727
8.13%, 09/15/2029(a) 990,000 1,032,403
Garda World Security Corp.
7.75%, 02/15/2028(a)(b) 320,000 325,757
8.25%, 08/01/2032(a)(b) 395,000 404,142
8.38%, 11/15/2032(a)(b) 515,000 531,366
GEO Group, Inc. (The)
8.63%, 04/15/2029 1,451,000 1,509,652
10.25%, 04/15/2031 2,895,000 3,107,069
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034(a)(b) 160,000 157,388
GFL Environmental, Inc.
4.38%, 08/15/2029(a)(b) 200,000 195,645
Luna 1.5 Sarl
12.00%, 07/01/2032(a)(d) 970,000 1,030,719
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Commercial Services & Supplies - 3.1% (continued)
Pitney Bowes, Inc.
6.88%, 03/15/2027(a) $ 1,085,000 $ 1,084,422
7.25%, 03/15/2029(a) 355,000 357,015
Prime Security Services Borrower LLC
3.38%, 08/31/2027(a)(b) 1,365,000 1,338,411
Raven Acquisition Holdings LLC
6.88%, 11/15/2031(a) 940,000 930,507
Reworld Holding Corp.
4.88%, 12/01/2029(a) 440,000 420,532
RR Donnelley & Sons Co.
9.50%, 08/01/2029(a) 1,540,000 1,589,488
10.88%, 08/01/2029(a)(b) 650,000 667,816
Veritiv Operating Co.
10.50%, 11/30/2030(a)(b) 1,955,000 2,060,130
VM Consolidated, Inc.
5.50%, 04/15/2029(a) 274,000 268,605
Williams Scotsman, Inc.
6.63%, 06/15/2029(a)(b) 120,000 123,171
Wrangler Holdco Corp.
6.63%, 04/01/2032(a) 200,000 206,324
33,832,236
Communications Equipment - 0 .0% (g)
Viasat, Inc.
7.50%, 05/30/2031(a) 60,000 60,132
Viavi Solutions, Inc.
3.75%, 10/01/2029(a)(b) 300,000 285,798
345,930
Construction & Engineering - 0 .8%
AECOM
6.00%, 08/01/2033(a)(b) 6,000 6,049
Arcosa, Inc.
4.38%, 04/15/2029(a)(b) 710,000 692,562
Artera Services LLC
8.50%, 02/15/2031(a)(b) 870,000 749,252
Brand Industrial Services, Inc.
10.38%, 08/01/2030(a)(b) 1,600,000 1,472,976
Brundage-Bone Concrete Pumping Holdings,
Inc.
7.50%, 02/01/2032(a)(b) 2,620,000 2,662,703
Dycom Industries, Inc.
4.50%, 04/15/2029(a) 348,000 339,907
HTA Group Ltd.
7.50%, 06/04/2029(a) 1,750,000 1,801,799
Railworks Holdings LP
8.25%, 11/15/2028(a) 275,000 275,594
Weekley Homes LLC
4.88%, 09/15/2028(a) 695,000 679,524
8,680,366
Construction Materials - 0 .0% (g)
Knife River Corp.
7.75%, 05/01/2031(a)(b) 130,000 134,984
Consumer Finance - 3 .6%
Ally Financial, Inc.
6.65%, 01/17/2040(b)(c) 1,280,000 1,260,440

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
277 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 3.6% (continued)
Atlanticus Holdings Corp.
9.75%, 09/01/2030(a) $ 4,090,000 $ 4,049,312
Azorra Finance Ltd.
7.75%, 04/15/2030(a) 1,000,000 1,035,935
7.25%, 01/15/2031(a) 100,000 102,434
Bread Financial Holdings, Inc.
8.38%, 06/15/2035(a)(b)(c) 400,000 419,457
Cobra Acquisition Co. LLC
6.38%, 11/01/2029(a) 120,000 104,924
Credit Acceptance Corp.
9.25%, 12/15/2028(a) 85,000 88,639
6.63%, 03/15/2030(a)(b) 1,550,000 1,544,823
Encore Capital Group, Inc.
9.25%, 04/01/2029(a)(b) 3,630,000 3,793,350
Enova International, Inc.
11.25%, 12/15/2028(a) 1,590,000 1,678,779
9.13%, 08/01/2029(a)(b) 2,245,000 2,351,638
EZCORP, Inc.
7.38%, 04/01/2032(a)(b) 100,000 105,716
FirstCash, Inc.
4.63%, 09/01/2028(a) 810,000 796,378
5.63%, 01/01/2030(a) 1,070,000 1,064,849
6.88%, 03/01/2032(a)(b) 695,000 712,292
GGAM Finance Ltd.
8.00%, 06/15/2028(a)(b) 485,000 505,172
goeasy Ltd.
6.88%, 05/15/2030(a)(b) 1,670,000 1,410,251
LFS Topco LLC
8.75%, 07/15/2030(a) 1,140,000 1,101,551
OneMain Finance Corp.
3.88%, 09/15/2028(b) 1,345,000 1,300,598
7.88%, 03/15/2030 790,000 823,564
6.13%, 05/15/2030 380,000 379,868
7.50%, 05/15/2031 755,000 774,071
7.13%, 11/15/2031(b) 865,000 877,152
6.50%, 03/15/2033(b) 180,000 176,297
6.75%, 09/15/2033(b) 1,420,000 1,396,709
Phoenix Aviation Capital Ltd.
9.25%, 07/15/2030(a)(b) 1,040,000 1,061,380
PRA Group, Inc.
8.38%, 02/01/2028(a) 630,000 639,952
8.88%, 01/31/2030(a) 5,380,000 5,566,664
PROG Holdings, Inc.
6.00%, 11/15/2029(a)(b) 1,984,000 1,938,507
Rfna LP
7.88%, 02/15/2030(a)(b) 690,000 684,857
Synchrony Financial
7.25%, 02/02/2033(b) 1,535,000 1,591,286
TrueNoord Capital DAC
8.75%, 03/01/2030(a)(b) 200,000 203,922
39,540,767
Consumer Staples Distribution & Retail - 0 .7%
Albertsons Cos., Inc.
6.50%, 02/15/2028(a) 350,000 354,154
3.50%, 03/15/2029(a) 875,000 834,435
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Staples Distribution & Retail - 0.7% (continued)
Albertsons Cos., Inc. (continued)
4.88%, 02/15/2030(a)(b) $ 770,000 $ 753,729
6.25%, 03/15/2033(a)(b) 950,000 958,428
5.75%, 03/31/2034(a)(b) 1,115,000 1,085,472
C&S Group Enterprises LLC
5.00%, 12/15/2028(a) 285,000 265,844
Performance Food Group, Inc.
6.13%, 09/15/2032(a)(b) 500,000 506,835
5.63%, 03/01/2034(a) 660,000 646,247
US Foods, Inc.
6.88%, 09/15/2028(a) 180,000 183,802
4.75%, 02/15/2029(a)(b) 910,000 900,093
7.25%, 01/15/2032(a) 1,070,000 1,112,967
7,602,006
Containers & Packaging - 2 .3%
Cascades, Inc.
5.38%, 01/15/2028(a) 1,250,000 1,228,058
6.75%, 07/15/2030(a) 1,990,000 2,009,701
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029(a)(b) 665,000 654,541
8.75%, 04/15/2030(a)(b) 2,059,000 1,868,185
6.75%, 04/15/2032(a)(b) 824,000 775,233
Crown Americas LLC
4.25%, 09/30/2026 5,000 4,986
Graphic Packaging International LLC
4.75%, 07/15/2027(a) 140,000 138,816
3.50%, 03/15/2028(a) 340,000 328,856
3.75%, 02/01/2030(a) 115,000 107,411
Iris Holding, Inc.
10.00%, 12/15/2028(a) 625,000 529,687
LABL, Inc.
5.88%, 11/01/2028(a)(h) 742,000 319,060
9.50%, 11/01/2028(a)(h) 135,000 58,050
8.63%, 10/01/2031(a)(h) 1,000,000 430,000
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030(a)(b) 400,000 404,466
9.25%, 04/15/2030(a)(b) 1,337,000 1,274,243
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031(a)(b) 4,750,000 4,539,412
7.38%, 06/01/2032(a)(b) 1,320,000 1,247,162
Sealed Air Corp.
6.88%, 07/15/2033(a)(b) 3,970,000 3,870,166
Toucan FinCo. Ltd.
9.50%, 05/15/2030(a)(b) 2,560,000 2,243,335
Trident TPI Holdings, Inc.
12.75%, 12/31/2028(a)(b) 940,000 942,803
TriMas Corp.
4.13%, 04/15/2029(a) 1,800,000 1,731,699
Trivium Packaging Finance BV
12.25%, 01/15/2031(a)(b) 435,000 474,271
25,180,141
Distributors - 0 .5%
Gates Corp.
6.88%, 07/01/2029(a) 750,000 771,553

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 278
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Distributors - 0.5% (continued)
RB Global Holdings, Inc.
6.75%, 03/15/2028(a) $ 900,000 $ 912,202
7.75%, 03/15/2031(a) 300,000 311,484
S&S Holdings LLC
8.38%, 10/01/2031(a) 1,485,000 1,366,384
Velocity Vehicle Group LLC
8.00%, 06/01/2029(a) 1,000,000 984,042
Windsor Holdings III LLC
8.50%, 06/15/2030(a)(b) 620,000 647,209
4,992,874
Diversified Consumer Services - 0 .5%
Belron UK Finance plc
5.75%, 10/15/2029(a)(b) 2,746,000 2,773,574
Carriage Services, Inc.
4.25%, 05/15/2029(a) 1,200,000 1,161,765
Champions Financing, Inc.
8.75%, 02/15/2029(a)(b) 685,000 666,584
Graham Holdings Co.
5.63%, 12/01/2033(a) 150,000 148,471
Grand Canyon University
5.13%, 10/01/2028 430,000 426,034
StoneMor, Inc.
8.50%, 05/15/2029(a) 270,000 266,466
5,442,894
Diversified REITs - 0 .2%
Iron Mountain Information Management
Services, Inc.
REIT, 5.00%, 07/15/2032(a)
(b) 1,440,000 1,390,403
Uniti Group LP
REIT, 6.00%, 01/15/2030(a) 910,000 879,289
2,269,692
Diversified Telecommunication Services - 4 .3%
Altice Financing SA
5.00%, 01/15/2028(a) 2,355,000 1,753,975
5.75%, 08/15/2029(a) 1,680,000 1,236,660
Altice France SA
9.50%, 11/01/2029(a)(b) 924,355 943,623
6.50%, 04/15/2032(a) 1,450,000 1,426,128
6.88%, 07/15/2032(a) 2,255,366 2,218,512
Bell Canada
7.00%, 09/15/2055(b)(c) 1,100,000 1,141,526
CCO Holdings LLC
5.13%, 05/01/2027(a) 5,000 4,995
5.38%, 06/01/2029(a)(b) 720,000 708,379
6.38%, 09/01/2029(a) 730,000 731,270
4.75%, 03/01/2030(a)(b) 2,290,000 2,170,758
4.50%, 08/15/2030(a)(b) 2,865,000 2,672,372
4.25%, 02/01/2031(a)(b) 3,420,000 3,106,257
7.38%, 03/01/2031(a)(b) 682,000 690,335
4.75%, 02/01/2032(a)(b) 1,790,000 1,602,820
4.50%, 05/01/2032(b) 3,197,000 2,807,470
7.00%, 02/01/2033(a)(b) 1,770,000 1,744,748
4.50%, 06/01/2033(a)(b) 1,375,000 1,181,270
4.25%, 01/15/2034(a)(b) 1,280,000 1,073,607
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 4.3% (continued)
CCO Holdings LLC (continued)
7.38%, 02/01/2036(a)(b) $ 990,000 $ 970,556
Connect Holding II LLC
10.50%, 04/03/2031(a) 3,140,000 3,199,765
Fibercop SpA
6.00%, 09/30/2034(a) 250,000 239,739
7.20%, 07/18/2036(a)(b) 550,000 548,625
7.72%, 06/04/2038(a) 538,000 539,424
Flash Compute LLC
7.25%, 12/31/2030(a)(b) 1,070,000 1,091,475
GCI LLC
4.75%, 10/15/2028(a)(b) 1,335,000 1,306,167
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/2039 100,000 96,250
Telecom Italia Capital SA
7.72%, 06/04/2038 690,000 781,262
TELUS Corp.
6.63%, 10/15/2055(c) 1,310,000 1,324,634
7.00%, 10/15/2055(b)(c) 1,810,000 1,872,134
Uniti Group LP
6.50%, 02/15/2029(a)(b) 645,000 633,723
8.63%, 06/15/2032(a)(b) 1,905,000 1,993,781
Uniti Services LLC
7.50%, 10/15/2033(a)(b) 870,000 915,985
Virgin Media Finance plc
5.00%, 07/15/2030(a) 1,470,000 1,239,101
Virgin Media Secured Finance plc
4.50%, 08/15/2030(a) 270,000 238,979
Windstream Services LLC
8.25%, 10/01/2031(a)(b) 1,680,000 1,776,933
Zayo Group Holdings, Inc.
+ 0.00%), 9.25%,
03/09/2030(a)(b)(d)(f) 516,382 516,411
+ 0.00%), 13.75%,
09/09/2030(a)(d)(f) 899,366 885,276
47,384,925
Electric Utilities - 1 .1%
California Buyer Ltd.
6.38%, 02/15/2032(a)(b) 580,000 576,477
Edison International
8.13%, 06/15/2053(i) 1,790,000 1,836,420
7.88%, 06/15/2054(c) 200,000 206,308
EUSHI Finance, Inc.
7.63%, 12/15/2054(b)(c) 1,770,000 1,832,484
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029(a)(b) 170,000 162,651
Long Ridge Energy LLC
8.75%, 02/15/2032(a)(b) 690,000 737,480
NRG Energy, Inc.
3.63%, 02/15/2031(a)(b) 550,000 510,915
5.88%, 05/15/2034(a) 100,000 99,640
6.13%, 05/15/2036(a) 100,000 99,622
PacifiCorp
7.38%, 09/15/2055(c) 1,830,000 1,855,384
7.13%, 08/15/2056(b)(c) 202,000 201,341

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
279 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 1.1% (continued)
PG&E Corp.
5.00%, 07/01/2028 $ 485,000 $ 482,626
VoltaGrid LLC
7.38%, 11/01/2030(a) 2,250,000 2,335,324
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029(a)(b) 5,000 5,200
8.38%, 01/15/2031(a)(b) 150,000 160,285
8.63%, 03/15/2033(a)(b) 720,000 771,563
7.75%, 04/15/2034(a)(b) 641,000 671,865
12,545,585
Electronic Equipment, Instruments & Components - 0 .4%
Crane NXT Co.
6.55%, 11/15/2036 400,000 408,342
4.20%, 03/15/2048 790,000 515,428
Ingram Micro, Inc.
4.75%, 05/15/2029(a) 1,590,000 1,562,432
Insight Enterprises, Inc.
6.63%, 05/15/2032(a)(b) 1,275,000 1,264,664
Sensata Technologies, Inc.
4.38%, 02/15/2030(a)(b) 580,000 562,346
Zebra Technologies Corp.
6.50%, 06/01/2032(a) 200,000 203,891
4,517,103
Energy Equipment & Services - 2 .0%
Borr IHC Ltd.
10.00%, 11/15/2028(a)(b) 964,635 1,007,753
Diamond Foreign Asset Co.
8.50%, 10/01/2030(a)(b) 396,000 417,591
Helix Energy Solutions Group, Inc.
9.75%, 03/01/2029(a) 1,245,000 1,307,619
Nabors Industries, Inc.
7.63%, 11/15/2032(a)(b) 550,000 573,885
Noble Finance II LLC
8.00%, 04/15/2030(a) 2,635,000 2,740,574
Oceaneering International, Inc.
6.00%, 02/01/2028 495,000 498,463
Precision Drilling Corp.
6.88%, 01/15/2029(a) 255,000 257,302
Seadrill Finance Ltd.
8.38%, 08/01/2030(a)(b) 2,700,000 2,830,467
SESI LLC
7.88%, 09/30/2030(a) 550,000 567,954
Star Holding LLC
8.75%, 08/01/2031(a)(b) 400,000 408,133
TGS ASA
8.50%, 01/15/2030(a) 1,850,000 1,931,941
Tidewater, Inc.
9.13%, 07/15/2030(a) 3,915,000 4,214,490
Transocean International Ltd.
8.25%, 05/15/2029(a)(b) 760,000 789,090
7.50%, 04/15/2031 720,000 741,750
8.50%, 05/15/2031(a)(b) 650,000 687,357
7.88%, 10/15/2032(a) 60,000 64,293
6.80%, 03/15/2038(b) 540,000 524,353
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Energy Equipment & Services - 2.0% (continued)
USA Compression Partners LP
7.13%, 03/15/2029(a)(b) $ 804,000 $ 830,881
Viridien
10.00%, 10/15/2030(a)(b) 567,000 608,898
WBI Operating LLC
6.25%, 10/15/2030(a) 920,000 932,797
21,935,591
Entertainment - 1 .1%
Allen Media LLC
10.50%, 02/15/2028(a) 1,830,000 713,700
Banijay Entertainment SAS
8.13%, 05/01/2029(a)(b) 1,570,000 1,620,508
Cinemark USA, Inc.
5.25%, 07/15/2028(a)(b) 1,025,000 1,021,043
7.00%, 08/01/2032(a)(b) 190,000 196,359
Discovery Global Holdings, Inc.
4.28%, 03/15/2032(b) 2,960,000 2,680,961
5.05%, 03/15/2042(b) 7,800,000 5,565,534
ROBLOX Corp.
3.88%, 05/01/2030(a) 560,000 530,426
12,328,531
Financial Services - 3 .7%
Block, Inc.
6.50%, 05/15/2032 820,000 835,624
Burford Capital Global Finance LLC
9.25%, 07/01/2031(a)(b) 1,270,000 1,182,688
7.50%, 07/15/2033(a)(b) 1,095,000 899,931
8.50%, 01/15/2034(a) 165,000 139,425
CPI CG, Inc.
10.00%, 07/15/2029(a) 744,000 781,834
CrossCountry Intermediate HoldCo LLC
6.50%, 10/01/2030(a) 690,000 677,894
Freedom Mortgage Corp.
6.63%, 01/15/2027(a) 960,000 959,088
12.25%, 10/01/2030(a) 225,000 244,184
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031(a) 320,000 331,444
8.38%, 04/01/2032(a)(b) 324,000 328,489
7.88%, 04/01/2033(a) 770,000 750,682
HA Sustainable Infrastructure Capital, Inc.
8.00%, 06/01/2056(c) 100,000 106,150
Jefferies Finance LLC
5.00%, 08/15/2028(a)(b) 1,535,000 1,472,585
6.63%, 10/15/2031(a) 790,000 770,842
Jefferson Capital Holdings LLC
9.50%, 02/15/2029(a) 600,000 631,350
8.25%, 05/15/2030(a)(b) 800,000 837,253
Mobius Merger Sub, Inc.
9.00%, 06/01/2030(a) 1,105,000 750,216
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(a) 125,000 119,437
5.75%, 09/15/2031(a)(b) 1,775,000 1,689,170
6.88%, 05/15/2032(a) 1,580,000 1,562,659
6.88%, 02/15/2033(a) 210,000 206,504
6.75%, 02/15/2034(a) 830,000 803,302

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 280
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Financial Services - 3.7% (continued)
PHH Escrow Issuer LLC
9.88%, 11/01/2029(a) $ 5,020,000 $ 5,069,919
Planet Financial Group LLC
10.50%, 12/15/2029(a) 1,540,000 1,496,747
Provident Funding Associates LP
9.75%, 09/15/2029(a) 1,270,000 1,322,565
Rocket Cos., Inc.
6.13%, 08/01/2030(a)(b) 1,000,000 1,014,835
Shift4 Payments LLC
6.75%, 08/15/2032(a)(b) 1,160,000 1,157,708
Stena International SA
7.25%, 01/15/2031(a)(b) 1,495,000 1,520,068
7.63%, 02/15/2031(a) 675,000 691,879
Stonebriar ABF Issuer LLC
8.13%, 12/15/2030(a)(b) 900,000 945,397
United Wholesale Mortgage LLC
5.75%, 06/15/2027(a) 1,270,000 1,264,710
5.50%, 04/15/2029(a)(b) 1,195,000 1,140,215
UWM Holdings LLC
6.63%, 02/01/2030(a) 1,500,000 1,439,646
6.25%, 03/15/2031(a)(b) 1,650,000 1,530,131
Velocity Commercial Capital LLC
9.38%, 02/15/2031(a)(b) 4,180,000 4,322,342
WEX, Inc.
6.50%, 03/15/2033(a)(b) 1,300,000 1,294,822
40,291,735
Food Products - 1 .2%
B&G Foods, Inc.
5.25%, 09/15/2027 1,510,000 1,455,999
Fiesta Purchaser, Inc.
7.88%, 03/01/2031(a) 590,000 609,278
9.63%, 09/15/2032(a)(b) 340,000 351,618
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033(a) 70,000 70,736
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(a)(b) 190,000 188,661
4.38%, 01/31/2032(a)(b) 643,000 605,609
Post Holdings, Inc.
4.50%, 09/15/2031(a) 2,615,000 2,458,462
6.38%, 03/01/2033(a)(b) 1,530,000 1,529,405
6.25%, 10/15/2034(a)(b) 2,890,000 2,852,898
6.50%, 03/15/2036(a)(b) 1,070,000 1,062,966
Simmons Foods, Inc.
4.63%, 03/01/2029(a)(b) 775,000 747,742
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/2031(a)(b) 1,365,000 1,393,687
13,327,061
Gas Utilities - 1 .8%
AltaGas Ltd.
7.20%, 10/15/2054(a)(c) 1,930,000 2,005,148
AmeriGas Partners LP
5.75%, 05/20/2027(b) 1,060,000 1,065,078
9.38%, 06/01/2028(a) 4,519,000 4,636,273
9.50%, 06/01/2030(a)(b) 4,590,000 4,901,037
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Gas Utilities - 1.8% (continued)
Ferrellgas LP
5.88%, 04/01/2029(a)(b) $ 1,430,000 $ 1,395,890
9.25%, 01/15/2031(a) 670,000 703,238
Suburban Propane Partners LP
5.00%, 06/01/2031(a)(b) 3,105,000 2,980,978
6.50%, 12/15/2035(a)(b) 1,920,000 1,904,457
19,592,099
Ground Transportation - 0 .9%
Albion Financing 1 Sarl
7.00%, 05/21/2030(a)(b) 1,400,000 1,446,200
Avis Budget Car Rental LLC
8.38%, 06/15/2032(a)(b) 581,000 584,119
Brightline East LLC
11.00%, 01/31/2030(a)(b) 3,050,000 274,853
Dcli Bidco LLC
7.75%, 11/15/2029(a)(b) 1,242,000 1,275,918
First Student Bidco, Inc.
4.00%, 07/31/2029(a)(b) 740,000 707,935
Hertz Corp. (The)
12.63%, 07/15/2029(a)(b) 2,730,000 2,573,610
5.00%, 12/01/2029(a) 969,000 476,370
NESCO Holdings II, Inc.
5.50%, 04/15/2029(a)(b) 665,000 661,684
RXO, Inc.
6.38%, 05/15/2031(a) 250,000 247,562
Star Leasing Co. LLC
7.63%, 02/15/2030(a)(b) 1,490,000 1,441,836
9,690,087
Health Care Equipment & Supplies - 0 .7%
Avantor Funding, Inc.
4.63%, 07/15/2028(a) 200,000 197,118
Dentsply Sirona, Inc.
8.38%, 09/12/2055(b)(c) 1,780,000 1,789,543
Embecta Corp.
5.00%, 02/15/2030(a)(b) 2,575,000 2,419,126
6.75%, 02/15/2030(a) 823,000 769,837
Insulet Corp.
6.50%, 04/01/2033(a)(b) 2,840,000 2,899,066
8,074,690
Health Care Providers & Services - 4 .7%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028(a)(b) 220,000 218,887
AdaptHealth LLC
6.13%, 08/01/2028(a)(b) 325,000 324,939
4.63%, 08/01/2029(a)(b) 250,000 242,084
5.13%, 03/01/2030(a) 1,190,000 1,157,276
Community Health Systems, Inc.
6.88%, 04/15/2029(a)(b) 825,000 811,674
6.13%, 04/01/2030(a) 3,060,000 2,712,858
5.25%, 05/15/2030(a)(b) 50,000 47,212
10.88%, 01/15/2032(a)(b) 3,669,000 3,940,465
9.75%, 01/15/2034(a) 1,490,000 1,536,801
CVS Health Corp.
6.75%, 12/10/2054(b)(c) 1,490,000 1,543,679
7.00%, 03/10/2055(b)(c) 540,000 560,259

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
281 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 4.7% (continued)
DaVita, Inc.
4.63%, 06/01/2030(a)(b) $ 1,198,000 $ 1,159,727
3.75%, 02/15/2031(a)(b) 1,463,000 1,357,208
Encompass Health Corp.
4.50%, 02/01/2028 85,000 84,341
4.63%, 04/01/2031(b) 605,000 588,405
HAH Group Holding Co. LLC
9.75%, 10/01/2031(a)(b) 1,500,000 1,372,895
HealthEquity, Inc.
4.50%, 10/01/2029(a) 925,000 897,822
Kedrion SpA
6.50%, 09/01/2029(a)(b) 1,619,000 1,579,311
LifePoint Health, Inc.
5.38%, 01/15/2029(a) 645,000 622,112
9.88%, 08/15/2030(a) 375,000 397,574
8.38%, 02/15/2032(a) 150,000 157,379
Molina Healthcare, Inc.
4.38%, 06/15/2028(a) 360,000 354,927
3.88%, 11/15/2030(a)(b) 2,130,000 1,973,824
3.88%, 05/15/2032(a)(b) 1,900,000 1,705,384
6.25%, 01/15/2033(a)(b) 350,000 349,632
National Mentor Holdings, Inc.
10.50%, 12/15/2030(a) 6,372,000 6,666,032
Option Care Health, Inc.
4.38%, 10/31/2029(a) 1,680,000 1,625,982
Paradigm Parent LLC and Paradigm Parent
CO-Issuer, Inc.
8.75%, 04/17/2032(a)(b) 1,610,000 1,452,800
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030(a) 90,000 89,489
Prime Healthcare Services, Inc.
9.38%, 09/01/2029(a)(b) 2,350,000 2,436,889
Radiology Partners, Inc.
9.78%, 02/15/2030(a)(d) 1,022,963 906,160
8.50%, 07/15/2032(a)(b) 1,250,000 1,242,850
Select Medical Corp.
6.25%, 12/01/2032(a)(b) 2,200,000 2,136,261
Sotera Health Holdings LLC
7.38%, 06/01/2031(a)(b) 150,000 155,916
Star Parent, Inc.
9.00%, 10/01/2030(a)(b) 1,830,000 1,917,024
Surgery Center Holdings, Inc.
7.25%, 04/15/2032(a)(b) 960,000 957,437
Team Health Holdings, Inc.
8.38%, 06/30/2028(a)(b) 2,537,000 2,545,575
TEAM Services Holding, Inc.
9.00%, 02/15/2033(a) 1,090,000 1,090,469
US Acute Care Solutions LLC
9.75%, 05/15/2029(a)(b) 2,655,000 2,509,074
51,428,633
Health Care REITs - 1 .2%
MPT Operating Partnership LP
REIT, 5.00%, 10/15/2027 10,000,000 9,749,960
REIT, 4.63%, 08/01/2029(b) 4,645,000 3,843,662
13,593,622
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Technology - 0 .0% (g)
IQVIA, Inc.
6.25%, 06/01/2032(a) $ 100,000 $ 101,840
Hotel & Resort REITs - 0 .3%
RHP Hotel Properties LP
REIT, 4.50%, 02/15/2029(a)
(b) 915,000 899,518
RLJ Lodging Trust LP
REIT, 3.75%, 07/01/2026(a)
(b) 615,000 613,542
REIT, 4.00%, 09/15/2029(a)
(b) 650,000 614,183
Service Properties Trust
REIT, 4.95%, 10/01/2029(b) 330,000 310,118
XHR LP
REIT, 4.88%, 06/01/2029(a)
(b) 110,000 107,966
REIT, 6.63%, 05/15/2030(a)
(b) 495,000 506,486
3,051,813
Hotels, Restaurants & Leisure - 5 .2%
1011778 BC ULC
3.88%, 01/15/2028(a) 2,560,000 2,512,366
4.38%, 01/15/2028(a)(b) 720,000 710,923
4.00%, 10/15/2030(a)(b) 3,565,000 3,391,593
Affinity Interactive
6.88%, 12/15/2027(a) 680,000 420,597
BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer, Inc.
9.50%, 07/01/2032(a)(b) 1,120,000 976,880
Boyd Gaming Corp.
4.75%, 06/15/2031(a) 1,895,000 1,826,356
Boyne USA, Inc.
4.75%, 05/15/2029(a)(b) 360,000 351,926
Brinker International, Inc.
8.25%, 07/15/2030(a) 1,278,000 1,336,705
Caesars Entertainment, Inc.
7.00%, 02/15/2030(a)(b) 375,000 380,701
6.00%, 10/15/2032(a) 8,290,000 7,429,768
Churchill Downs, Inc.
4.75%, 01/15/2028(a) 5,000 4,956
5.75%, 04/01/2030(a)(b) 2,020,000 2,013,405
6.75%, 05/01/2031(a)(b) 165,000 168,765
Fertitta Entertainment LLC
4.63%, 01/15/2029(a)(b) 970,000 944,342
6.75%, 01/15/2030(a)(b) 695,000 673,413
Genting New York LLC
7.25%, 10/01/2029(a)(b) 3,070,000 3,117,566
GPS Hospitality Holding Co. LLC
7.00%, 08/15/2028(a) 1,290,000 625,650
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029(a) 100,000 101,375
4.00%, 05/01/2031(a)(b) 280,000 265,166
3.63%, 02/15/2032(a)(b) 2,065,000 1,890,473
Hilton Grand Vacations Borrower LLC
5.00%, 06/01/2029(a)(b) 725,000 701,626

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 282
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 5.2% (continued)
Hilton Grand Vacations Borrower LLC
(continued)
4.88%, 07/01/2031(a)(b) $ 2,300,000 $ 2,128,458
Hilton Worldwide Finance LLC
4.88%, 04/01/2027 20,000 19,951
Jacobs Entertainment, Inc.
6.75%, 02/15/2029(a)(b) 760,000 744,800
MajorDrive Holdings IV LLC
6.38%, 06/01/2029(a)(b) 1,170,000 978,339
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028(b) 76,000 74,928
4.50%, 06/15/2029(a) 400,000 382,495
6.50%, 10/01/2033(a)(b) 850,000 817,313
Merlin Entertainments Group US Holdings, Inc.
7.38%, 02/15/2031(a)(b) 1,170,000 964,619
Midwest Gaming Borrower LLC
4.88%, 05/01/2029(a)(b) 565,000 552,400
Mohegan Tribal Gaming Authority
8.25%, 04/15/2030(a)(b) 317,000 329,996
11.88%, 04/15/2031(a)(b) 1,700,000 1,824,443
NCL Corp. Ltd.
6.75%, 02/01/2032(a) 50,000 49,755
Penn Entertainment, Inc.
5.63%, 01/15/2027(a)(b) 500,000 499,872
Premier Entertainment Sub LLC
5.63%, 09/01/2029(a) 1,000,000 651,651
5.88%, 09/01/2031(a) 1,190,000 684,250
Sabre Financial Borrower LLC
11.13%, 06/15/2029(a) 4,730,000 4,855,430
Sabre GLBL, Inc.
10.75%, 11/15/2029(a)(b) 370,000 322,155
Scientific Games Holdings LP
6.63%, 03/01/2030(a)(b) 1,550,000 1,308,080
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029(a)(b) 1,270,000 1,227,826
Station Casinos LLC
4.63%, 12/01/2031(a) 130,000 122,363
TKC Holdings, Inc.
8.50%, 08/15/2030(a)(b) 1,320,000 1,351,143
12.00%, 02/15/2031(a) 560,000 583,519
Travel + Leisure Co.
6.63%, 07/31/2026(a) 325,000 325,070
6.00%, 04/01/2027(b)(e) 345,000 345,471
4.50%, 12/01/2029(a)(b) 270,000 260,883
4.63%, 03/01/2030(a) 85,000 82,001
Viking Cruises Ltd.
9.13%, 07/15/2031(a) 350,000 368,806
VOC Escrow Ltd.
5.00%, 02/15/2028(a) 5,000 4,989
Voyager Parent LLC
9.25%, 07/01/2032(a)(b) 1,850,000 1,967,369
Wynn Las Vegas LLC
5.25%, 05/15/2027(a) 810,000 810,731
Wynn Resorts Finance LLC
5.13%, 10/01/2029(a)(b) 130,000 129,138
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure - 5.2% (continued)
Wynn Resorts Finance LLC (continued)
7.13%, 02/15/2031(a)(b) $ 1,426,000 $ 1,509,281
Yum! Brands, Inc.
3.63%, 03/15/2031(b) 695,000 647,356
56,769,433
Household Durables - 2 .7%
Adams Homes, Inc.
9.25%, 10/15/2028(a) 470,000 485,839
Ashton Woods USA LLC
4.63%, 08/01/2029(a) 150,000 143,575
4.63%, 04/01/2030(a)(b) 525,000 499,851
6.88%, 08/01/2033(a)(b) 290,000 284,543
Beazer Homes USA, Inc.
7.25%, 10/15/2029(b) 500,000 506,490
7.50%, 03/15/2031(a) 1,050,000 1,045,659
Brookfield Residential Properties, Inc.
6.25%, 09/15/2027(a) 660,000 660,158
5.00%, 06/15/2029(a)(b) 65,000 62,606
4.88%, 02/15/2030(a)(b) 510,000 478,141
CD&R Smokey Buyer, Inc.
9.50%, 10/15/2029(a)(b) 1,720,000 1,426,769
Century Communities, Inc.
3.88%, 08/15/2029(a) 850,000 804,930
6.63%, 09/15/2033(a) 200,000 198,996
Dream Finders Homes, Inc.
6.88%, 09/15/2030(a)(b) 1,900,000 1,863,255
Empire Communities Corp.
9.75%, 05/01/2029(a)(b) 1,144,000 1,166,016
FXI Holdings, Inc.
14.00%, 11/15/2029(a)(d) 601,997 227,822
11.00%, 11/15/2030(a)(b) 38,000 31,817
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/2031(a)(b) 2,470,000 2,490,624
8.38%, 10/01/2033(a)(b) 4,295,000 4,314,912
KB Home
7.25%, 07/15/2030(b) 100,000 102,108
4.00%, 06/15/2031 100,000 92,583
LGI Homes, Inc.
8.75%, 12/15/2028(a)(b) 1,345,000 1,384,930
4.00%, 07/15/2029(a)(b) 1,015,000 920,708
7.00%, 11/15/2032(a)(b) 2,335,000 2,237,779
M/I Homes, Inc.
4.95%, 02/01/2028 100,000 99,528
Mattamy Group Corp.
4.63%, 03/01/2030(a)(b) 700,000 668,510
Newell Brands, Inc.
6.63%, 09/15/2029(b) 160,000 159,890
6.63%, 05/15/2032(b) 80,000 77,663
7.50%, 04/01/2046(b)(e) 550,000 474,538
Risewell Homes, Inc.
9.25%, 10/01/2029(a) 900,000 933,841
8.50%, 11/01/2030(a) 50,000 51,086
Shea Homes LP
4.75%, 04/01/2029 44,000 42,622

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
283 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Durables - 2.7% (continued)
Somnigroup International, Inc.
4.00%, 04/15/2029(a)(b) $ 1,110,000 $ 1,073,785
3.88%, 10/15/2031(a)(b) 1,498,000 1,385,496
STL Holding Co. LLC
8.75%, 02/15/2029(a) 200,000 207,534
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028(a) 715,000 721,453
Tri Pointe Homes, Inc.
5.25%, 06/01/2027 550,000 549,127
5.70%, 06/15/2028(b) 430,000 433,931
Whirlpool Corp.
5.50%, 03/01/2033(b) 400,000 360,007
6.50%, 06/15/2033 960,000 919,452
29,588,574
Household Products - 0 .4%
Central Garden & Pet Co.
4.13%, 10/15/2030(b) 205,000 193,606
4.13%, 04/30/2031(a)(b) 550,000 515,941
Energizer Holdings, Inc.
4.75%, 06/15/2028(a) 1,595,000 1,573,262
4.38%, 03/31/2029(a)(b) 1,485,000 1,428,527
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031(a) 1,263,000 772,009
10.75%, 06/30/2032(a) 540,000 162,000
4,645,345
Insurance - 1 .5%
Acrisure LLC
4.25%, 02/15/2029(a)(b) 345,000 329,515
6.75%, 07/01/2032(a) 420,000 413,789
Alliant Holdings Intermediate LLC
7.00%, 01/15/2031(a) 300,000 306,178
AmWINS Group, Inc.
4.88%, 06/30/2029(a) 290,000 280,459
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc.
7.50%, 07/15/2033(a) 440,000 429,041
APH Somerset Investor 2 LLC
7.88%, 11/01/2029(a)(b) 1,750,000 1,694,262
Ardonagh Finco Ltd.
7.75%, 02/15/2031(a) 1,010,000 1,031,090
Ardonagh Group Finance Ltd.
8.88%, 02/15/2032(a)(b) 1,220,000 1,214,248
Assurant, Inc.
7.00%, 03/27/2048(i) 140,000 141,809
Asurion LLC
8.00%, 12/31/2032(a) 1,880,000 1,963,827
8.38%, 02/01/2034(a) 1,330,000 1,312,189
Global Atlantic Fin Co.
7.95%, 10/15/2054(a)(b)(c) 755,000 757,137
7.25%, 03/01/2056(a)(c) 190,000 187,276
Howden UK Refinance plc
8.13%, 02/15/2032(a)(b) 1,850,000 1,767,115
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030(a)(b) 1,450,000 1,494,674
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 1.5% (continued)
Liberty Mutual Group, Inc.
7.80%, 03/15/2037(a) $ 325,000 $ 361,710
4.30%, 02/01/2061(a) 850,000 539,724
Nassau Cos. of New York (The)
7.88%, 07/15/2030(a) 965,000 900,230
Panther Escrow Issuer LLC
7.13%, 06/01/2031(a) 1,010,000 1,014,729
16,139,002
Interactive Media & Services - 0 .2%
Snap, Inc.
6.88%, 03/01/2033(a) 150,000 146,030
6.88%, 03/15/2034(a) 1,120,000 1,084,017
Ziff Davis, Inc.
4.63%, 10/15/2030(a)(b) 628,000 593,570
1,823,617
IT Services - 0 .9%
Arches Buyer, Inc.
4.25%, 06/01/2028(a)(b) 300,000 293,597
6.13%, 12/01/2028(a) 390,000 379,175
Conduent Business Services LLC
6.00%, 11/01/2029(a)(b) 680,000 487,069
Everforth, Inc.
4.63%, 05/15/2028(a)(b) 490,000 458,022
Go Daddy Operating Co. LLC
3.50%, 03/01/2029(a)(b) 3,490,000 3,261,396
ION Platform Finance US, Inc.
5.00%, 05/01/2028(a) 209,000 193,022
9.50%, 05/30/2029(a) 440,000 411,434
9.00%, 08/01/2029(a)(b) 1,350,000 1,247,284
Twilio, Inc.
3.63%, 03/15/2029(b) 65,000 62,510
Unisys Corp.
10.63%, 01/15/2031(a)(b) 3,735,000 3,241,083
Virtusa Corp.
7.13%, 12/15/2028(a) 245,000 203,719
10,238,311
Life Sciences Tools & Services - 0 .0% (g)
Charles River Laboratories International, Inc.
4.25%, 05/01/2028(a)(b) 190,000 186,577
3.75%, 03/15/2029(a) 5,000 4,781
4.00%, 03/15/2031(a) 190,000 177,391
368,749
Machinery - 0 .9%
Calderys Financing II LLC
11.75%, 06/01/2028(a)(d) 265,624 269,474
Enpro, Inc.
6.13%, 06/01/2033(a) 150,000 152,867
Esab Corp.
6.25%, 04/15/2029(a) 2,070,000 2,097,341
5.63%, 04/01/2031(a) 355,000 358,269
Manitowoc Co., Inc. (The)
9.25%, 10/01/2031(a)(b) 1,442,000 1,541,797
New Flyer Holdings, Inc.
9.25%, 07/01/2030(a)(b) 700,000 755,334

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 284
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Machinery - 0.9% (continued)
OT Merger Corp.
7.88%, 10/15/2029(a) $ 985,000 $ 256,100
Park-Ohio Industries, Inc.
8.50%, 08/01/2030(a)(b) 2,109,000 2,195,070
Roller Bearing Co. of America, Inc.
4.38%, 10/15/2029(a)(b) 120,000 117,334
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(a)(b) 340,000 340,085
Wabash National Corp.
4.50%, 10/15/2028(a)(b) 1,525,000 1,345,902
9,429,573
Media - 6 .1%
AMC Global Media, Inc.
4.25%, 02/15/2029 2,230,000 1,958,336
10.50%, 07/15/2032(a) 4,312,000 4,445,108
Belo Corp.
7.25%, 09/15/2027 1,235,000 1,267,006
Block Communications, Inc.
10.25%, 03/01/2031(a) 1,140,000 1,055,489
Cable One, Inc.
4.00%, 11/15/2030(a)(b) 2,452,573 1,710,176
CMG Media Corp.
8.88%, 06/18/2029(a)(b) 810,000 721,880
CSC Holdings LLC
5.50%, 04/15/2027(a)(b) 1,465,000 1,235,793
5.38%, 02/01/2028(a)(b) 1,640,000 1,224,385
11.25%, 05/15/2028(a) 1,470,000 1,195,536
11.75%, 01/31/2029(a)(b) 800,000 572,869
6.50%, 02/01/2029(a) 950,000 591,420
3.38%, 02/15/2031(a) 200,000 116,249
Directv Financing LLC
5.88%, 08/15/2027(a) 189,000 189,140
8.88%, 02/01/2030(a)(b) 940,000 957,122
10.00%, 02/15/2031(a)(b) 1,310,000 1,363,042
DISH DBS Corp.
5.13%, 06/01/2029 3,540,000 3,259,624
Dotdash Meredith, Inc.
7.63%, 06/15/2032(a)(b) 3,570,000 3,350,838
EW Scripps Co. (The)
9.88%, 08/15/2030(a)(b) 1,225,000 1,228,630
Gray Media, Inc.
4.75%, 10/15/2030(a)(b) 1,717,000 1,374,517
5.38%, 11/15/2031(a)(b) 5,029,000 3,927,599
9.63%, 07/15/2032(a) 1,710,000 1,738,582
iHeartCommunications, Inc.
9.13%, 05/01/2029(a) 2,189,000 2,193,083
10.88%, 05/01/2030(a) 2,060,000 1,962,150
Lamar Media Corp.
4.00%, 02/15/2030(b) 200,000 191,773
3.63%, 01/15/2031(b) 390,000 365,961
McGraw-Hill Education, Inc.
8.00%, 08/01/2029(a)(b) 400,000 400,139
Midcontinent Communications
8.00%, 08/15/2032(a)(b) 1,150,000 1,082,298
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 6.1% (continued)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(a)(b) $ 1,590,000 $ 1,608,045
10.38%, 05/15/2031(a)(b) 940,000 970,053
Nexstar Media, Inc.
4.75%, 11/01/2028(a) 610,000 601,009
6.50%, 09/15/2033(a) 460,000 463,540
7.25%, 04/15/2034(a) 2,010,000 2,022,836
Paramount Global
5.50%, 05/15/2033(b) 100,000 90,627
6.88%, 04/30/2036(b) 3,700,000 3,441,932
5.85%, 09/01/2043(b) 4,000,000 2,936,269
Radiate Holdco LLC
6.25%, 09/25/2029(a)(d) 1,703,548 1,416,571
9.25%, 03/25/2030(a)(d) 260,407 209,885
Scripps Escrow II, Inc.
3.88%, 01/15/2029(a) 5,000 4,738
Sinclair Television Group, Inc.
5.50%, 03/01/2030(a) 3,100,000 2,735,750
4.38%, 12/31/2032(a) 1,575,000 1,213,915
8.13%, 02/15/2033(a)(b) 1,180,000 1,221,973
9.75%, 02/15/2033(a) 600,000 661,500
Sirius XM Radio LLC
4.00%, 07/15/2028(a) 1,045,000 1,014,807
5.50%, 07/01/2029(a)(b) 392,000 389,173
4.13%, 07/01/2030(a)(b) 1,175,000 1,093,325
Univision Communications, Inc.
4.50%, 05/01/2029(a) 30,000 28,623
7.38%, 06/30/2030(a)(b) 330,000 329,686
8.50%, 07/31/2031(a)(b) 555,000 563,269
9.38%, 08/01/2032(a)(b) 530,000 548,470
Urban One, Inc.
7.63%, 04/01/2031(a) 83,000 34,294
Versant Media Group, Inc.
7.25%, 01/30/2031(a)(b) 700,000 726,785
Virgin Media O2 Vendor Financing Notes VI
DAC
8.50%, 03/15/2033(a)(b) 900,000 807,794
VZ Secured Financing BV
5.00%, 01/15/2032(a)(b) 1,300,000 1,139,154
7.50%, 01/15/2033(a) 610,000 591,280
Ziggo Bond Co. BV
5.13%, 02/28/2030(a)(b) 298,000 261,405
Ziggo BV
4.88%, 01/15/2030(a)(b) 570,000 536,186
67,341,639
Metals & Mining - 3 .3%
Arsenal AIC Parent LLC
8.00%, 10/01/2030(a) 735,000 768,401
11.50%, 10/01/2031(a) 810,000 876,266
Champion Iron Canada, Inc.
7.88%, 07/15/2032(a)(b) 3,190,000 3,343,445
Coeur Mining, Inc.
6.88%, 04/01/2032(a) 100,000 103,062
Commercial Metals Co.
6.00%, 12/15/2035(a)(b) 790,000 789,219

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
285 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Metals & Mining - 3.3% (continued)
Compass Minerals International, Inc.
8.00%, 07/01/2030(a) $ 300,000 $ 313,162
Eldorado Gold Corp.
6.25%, 09/01/2029(a)(b) 791,000 789,325
Fortescue Treasury Pty. Ltd.
4.50%, 09/15/2027(a) 5,000 4,961
5.88%, 04/15/2030(a)(b) 762,000 777,499
4.38%, 04/01/2031(a) 4,401,000 4,205,323
6.13%, 04/15/2032(a) 4,650,000 4,805,677
IAMGOLD Corp.
5.75%, 10/15/2028(a) 375,000 372,688
Infrabuild Australia Pty. Ltd.
14.50%, 11/15/2028(a) 940,000 1,004,255
JW Aluminum Continuous Cast Co.
10.25%, 04/01/2030(a) 850,000 877,965
Mineral Resources Ltd.
6.25%, 05/01/2034(a) 410,000 404,845
Novelis Corp.
3.25%, 11/15/2026(a) 540,000 540,675
4.75%, 01/30/2030(a)(b) 6,250,000 5,987,393
6.88%, 01/30/2030(a)(b) 3,830,000 3,926,577
3.88%, 08/15/2031(a)(b) 2,615,000 2,377,113
6.38%, 08/15/2033(a)(b) 1,780,000 1,787,471
Perenti Finance Pty. Ltd.
7.50%, 04/26/2029(a) 600,000 618,777
Skeena Resources Ltd.
8.50%, 04/01/2031(a) 1,000,000 1,046,970
TMS International Corp.
6.25%, 04/15/2029(a) 435,000 424,573
36,145,642
Mortgage Real Estate Investment Trusts (REITs) - 1 .8%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029(a)(b) 380,000 379,915
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(a) 385,000 379,302
7.75%, 12/01/2029(a) 1,250,000 1,325,924
EF Holdco
7.38%, 09/30/2030(a)(b) 2,760,000 2,742,312
Rithm Capital Corp.
8.00%, 04/01/2029(a) 6,305,000 6,334,003
8.00%, 07/15/2030(a)(b) 4,165,000 4,168,028
Starwood Property Trust, Inc.
7.25%, 04/01/2029(a)(b) 1,940,000 2,010,340
6.00%, 04/15/2030(a) 600,000 607,012
6.50%, 07/01/2030(a)(b) 630,000 645,464
6.50%, 10/15/2030(a)(b) 760,000 781,664
19,373,964
Multi-Utilities - 0 .0% (g)
Puget Energy, Inc.
7.25%, 09/15/2056(a)(c) 190,000 191,068
Office REITs - 0 .1%
Brandywine Operating Partnership LP
REIT, 4.55%, 10/01/2029 540,000 502,317
REIT, 6.13%, 01/15/2031(b) 680,000 632,866
1,135,183
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9 .6%
Alliance Resource Operating Partners LP
8.63%, 06/15/2029(a) $ 2,384,000 $ 2,489,959
Antero Midstream Partners LP
6.63%, 02/01/2032(a)(b) 1,200,000 1,230,562
BKV Upstream Midstream LLC
7.50%, 10/15/2030(a) 3,160,000 3,235,293
Blue Racer Midstream LLC
7.00%, 07/15/2029(a)(b) 780,000 807,866
7.25%, 07/15/2032(a) 2,555,000 2,672,673
Breakwater Energy Holdings Sarl
9.25%, 11/15/2030(a) 1,200,000 1,277,982
Buckeye Partners LP
4.13%, 12/01/2027(b) 255,000 250,689
4.50%, 03/01/2028(a)(b) 305,000 302,190
6.88%, 07/01/2029(a)(b) 310,000 320,077
California Resources Corp.
8.25%, 06/15/2029(a) 3,000 3,128
7.00%, 01/15/2034(a) 4,379,000 4,468,468
Calumet Specialty Products Partners LP
9.75%, 07/15/2028(a) 1,100,000 1,133,000
9.75%, 02/15/2031(a) 4,760,000 5,044,181
Caturus Energy LLC
7.13%, 05/15/2031(a) 385,000 386,062
Chord Energy Corp.
6.00%, 10/01/2030(a)(b) 10,000 10,193
6.75%, 03/15/2033(a)(b) 615,000 639,952
CNX Midstream Partners LP
4.75%, 04/15/2030(a)(b) 1,330,000 1,287,053
CNX Resources Corp.
7.25%, 03/01/2032(a)(b) 715,000 744,914
5.88%, 03/01/2034(a) 355,000 352,155
Comstock Resources, Inc.
6.75%, 03/01/2029(a) 7,300,000 7,283,683
5.88%, 01/15/2030(a)(b) 6,400,000 6,199,316
Coronado Finance Pty. Ltd.
9.25%, 10/01/2029(a) 600,000 541,017
CQP Holdco LP
5.50%, 06/15/2031(a) 1,540,000 1,521,230
7.50%, 12/15/2033(a) 450,000 478,456
Crescent Energy Finance LLC
7.63%, 04/01/2032(a)(b) 330,000 339,794
7.38%, 01/15/2033(a)(b) 1,056,000 1,080,766
CVR Energy, Inc.
5.75%, 02/15/2028(a) 288,000 286,988
7.88%, 02/15/2034(a) 760,000 762,311
Delek Logistics Partners LP
7.13%, 06/01/2028(a) 1,353,000 1,352,845
7.38%, 06/30/2033(a) 380,000 392,177
Energy Transfer LP
8.00%, 05/15/2054(c) 1,260,000 1,335,634
7.13%, 10/01/2054(b)(c) 655,000 672,506
6.50%, 02/15/2056(b)(c) 2,140,000 2,145,767
EnQuest plc
11.63%, 11/01/2027(a) 1,380,000 1,420,106

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 286
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.6% (continued)
Genesis Energy LP
8.88%, 04/15/2030(b) $ 140,000 $ 146,676
7.88%, 05/15/2032(b) 2,060,000 2,159,669
8.00%, 05/15/2033(b) 1,020,000 1,073,796
Global Partners LP
6.88%, 01/15/2029 135,000 136,239
7.13%, 07/01/2033(a)(b) 1,120,000 1,147,820
Golar LNG Ltd.
7.50%, 10/02/2030(a)(b) 2,325,000 2,382,402
Gulfport Energy Operating Corp.
6.75%, 09/01/2029(a) 1,190,000 1,220,834
Harvest Midstream I LP
7.50%, 09/01/2028(a) 1,333,000 1,341,783
7.50%, 05/15/2032(a) 500,000 520,575
Hilcorp Energy I LP
6.25%, 11/01/2028(a)(b) 175,000 175,925
5.75%, 02/01/2029(a) 265,000 264,835
6.00%, 04/15/2030(a)(b) 30,000 29,881
6.00%, 02/01/2031(a) 260,000 256,957
6.25%, 04/15/2032(a)(b) 265,000 263,263
8.38%, 11/01/2033(a)(b) 300,000 320,791
6.88%, 05/15/2034(a)(b) 215,000 216,068
7.25%, 02/15/2035(a)(b) 360,000 367,161
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032(a) 620,000 646,510
6.63%, 01/15/2034(a) 620,000 630,722
Ithaca Energy North Sea plc
8.13%, 10/15/2029(a)(b) 6,450,000 6,740,643
ITT Holdings LLC
6.50%, 08/01/2029(a)(b) 2,222,000 2,190,425
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029(a)(b) 570,000 580,798
Magnolia Oil & Gas Operating LLC
6.88%, 12/01/2032(a) 1,605,000 1,660,660
Martin Midstream Partners LP
11.50%, 02/15/2028(a) 311,000 319,946
Matador Resources Co.
6.25%, 04/15/2033(a)(b) 5,000 5,085
Moss Creek Resources Holdings, Inc.
8.25%, 09/01/2031(a) 7,215,000 7,304,156
Murphy Oil Corp.
5.87%, 12/01/2042(b)(e) 525,000 455,640
NGL Energy Operating LLC
8.13%, 02/15/2029(a) 655,000 678,958
8.38%, 02/15/2032(a)(b) 1,911,000 2,005,767
Northern Oil & Gas, Inc.
8.75%, 06/15/2031(a)(b) 1,230,000 1,284,403
7.88%, 10/15/2033(a)(b) 1,592,000 1,649,940
PBF Holding Co. LLC
6.00%, 02/15/2028(b) 80,000 79,931
7.88%, 09/15/2030(a)(b) 310,000 317,783
Rockies Express Pipeline LLC
4.95%, 07/15/2029(a)(b) 545,000 537,543
4.80%, 05/15/2030(a) 370,000 360,539
7.50%, 07/15/2038(a) 250,000 263,433
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 9.6% (continued)
Rockies Express Pipeline LLC (continued)
6.88%, 04/15/2040(a) $ 510,000 $ 515,040
Saturn Oil & Gas, Inc.
9.63%, 06/15/2029(a)(b) 214,000 224,406
SM Energy Co.
8.63%, 11/01/2030(a)(b) 495,000 523,599
8.75%, 07/01/2031(a)(b) 1,825,000 1,914,542
7.00%, 08/01/2032(a) 500,000 513,259
9.63%, 06/15/2033(a)(b) 1,180,000 1,314,850
Sunoco LP
4.50%, 05/15/2029(b) 445,000 437,007
4.50%, 10/01/2029(a)(b) 965,000 945,695
Tallgrass Energy Partners LP
5.50%, 01/15/2028(a) 445,000 443,928
7.38%, 02/15/2029(a) 235,000 242,105
6.00%, 12/31/2030(a)(b) 435,000 437,307
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029(a)(b) 5,000 4,932
TransMontaigne Partners LLC
8.50%, 06/15/2030(a) 85,000 87,969
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)(b) 600,000 574,772
6.25%, 01/15/2030(a) 645,000 663,833
4.13%, 08/15/2031(a)(b) 600,000 562,054
6.00%, 05/01/2036(a) 41,000 41,319
Venture Global LNG, Inc.
8.13%, 06/01/2028(a) 980,000 1,002,757
9.50%, 02/01/2029(a)(b) 110,000 120,050
8.38%, 06/01/2031(a) 1,075,000 1,120,832
9.88%, 02/01/2032(a)(b) 475,000 509,606
Venture Global Plaquemines LNG LLC
7.50%, 05/01/2033(a) 90,000 99,807
7.75%, 05/01/2035(a) 700,000 787,300
6.75%, 01/15/2036(a)(b) 540,000 574,041
105,867,560
Paper & Forest Products - 0 .1%
Domtar Corp.
6.75%, 10/01/2028(a)(b) 1,295,000 1,026,158
Mercer International, Inc.
5.13%, 02/01/2029(b) 235,000 94,000
1,120,158
Passenger Airlines - 0 .1%
CHC Group LLC
11.75%, 09/01/2030(a)(b) 695,000 628,016
OneSky Flight LLC
8.88%, 12/15/2029(a)(b) 620,000 654,809
1,282,825
Personal Care Products - 0 .8%
BellRing Brands, Inc.
7.00%, 03/15/2030(a)(b) 4,580,000 4,650,968
Edgewell Personal Care Co.
4.13%, 04/01/2029(a) 205,000 195,922
P&L Development LLC
+ 0.00%), 12.00%,
05/15/2029(a)(b)(d)(f) 529,134 516,574

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
287 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Personal Care Products - 0.8% (continued)
Perrigo Finance Unlimited Co.
4.90%, 12/15/2044(b) $ 380,000 $ 277,547
Prestige Brands, Inc.
5.13%, 01/15/2028(a) 1,125,000 1,123,331
3.75%, 04/01/2031(a) 1,875,000 1,731,863
8,496,205
Pharmaceuticals - 1 .9%
1261229 BC Ltd.
10.00%, 04/15/2032(a)(b) 9,080,000 9,377,625
Bausch Health Cos., Inc.
4.88%, 06/01/2028(a) 2,300,000 2,160,459
11.00%, 09/30/2028(a) 330,000 343,200
Harrow, Inc.
8.63%, 09/15/2030(a) 1,460,000 1,511,158
HLF Financing Sarl LLC
4.88%, 06/01/2029(a)(b) 1,135,000 1,067,250
7.75%, 05/01/2033(a) 2,380,000 2,430,923
Organon & Co.
5.13%, 04/30/2031(a)(b) 1,337,000 1,328,506
6.75%, 05/15/2034(a)(b) 1,270,000 1,339,016
7.88%, 05/15/2034(a)(b) 1,755,000 1,880,213
21,438,350
Professional Services - 0 .7%
AMN Healthcare, Inc.
6.50%, 01/15/2031(a) 450,000 448,418
CoreLogic, Inc.
4.50%, 05/01/2028(a) 725,000 704,961
KBR, Inc.
4.75%, 09/30/2028(a) 167,000 164,299
Science Applications International Corp.
5.88%, 11/01/2033(a)(b) 190,000 187,404
TriNet Group, Inc.
3.50%, 03/01/2029(a) 3,126,000 2,905,695
7.13%, 08/15/2031(a)(b) 3,500,000 3,474,168
VT Topco, Inc.
8.50%, 08/15/2030(a)(b) 300,000 307,155
8,192,100
Real Estate Management & Development - 0 .8%
Anywhere Real Estate Group LLC
5.75%, 01/15/2029(a) 1,570,000 1,538,373
5.25%, 04/15/2030(a) 1,050,000 1,001,937
9.75%, 04/15/2030(a) 825,000 880,995
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(a)(b) 300,000 300,025
Five Point Operating Co. LP
8.00%, 10/01/2030(a)(b) 2,970,000 3,045,474
Forestar Group, Inc.
5.00%, 03/01/2028(a)(b) 305,000 302,632
6.50%, 03/15/2033(a)(b) 335,000 337,028
Greystar Real Estate Partners LLC
7.75%, 09/01/2030(a) 270,000 281,280
Howard Hughes Corp. (The)
4.13%, 02/01/2029(a)(b) 330,000 317,741
4.38%, 02/01/2031(a)(b) 860,000 805,257
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Real Estate Management & Development - 0.8% (continued)
Hunt Cos., Inc.
5.25%, 04/15/2029(a)(b) $ 505,000 $ 489,214
WeWork Cos. LLC
12.00%, 08/15/2027‡(h) 3,213,750 —
9,299,956
Semiconductors & Semiconductor Equipment - 0 .1%
Qnity Electronics, Inc.
6.25%, 08/15/2033(a) 794,000 812,362
Software - 3 .7%
Alteryx, Inc.
8.75%, 03/15/2028(a) 450,000 475,875
AthenaHealth Group, Inc.
6.50%, 02/15/2030(a) 1,890,000 1,801,448
Capstone Borrower, Inc.
8.00%, 06/15/2030(a)(b) 1,225,000 1,181,676
Cloud Software Group, Inc.
6.50%, 03/31/2029(a)(b) 1,445,000 1,406,933
9.00%, 09/30/2029(a) 1,870,000 1,836,125
8.25%, 06/30/2032(a) 40,000 38,002
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028(a) 465,000 461,042
Dye & Durham Ltd.
8.63%, 04/15/2029(a)(b) 1,260,000 1,099,010
Elastic NV
4.13%, 07/15/2029(a) 395,000 374,927
Fair Isaac Corp.
4.00%, 06/15/2028(a) 500,000 487,468
6.00%, 05/15/2033(a) 1,890,000 1,863,963
6.25%, 09/15/2034(a) 170,000 167,339
Gen Digital, Inc.
6.25%, 04/01/2033(a)(b) 960,000 935,516
GoTo Group, Inc.
5.50%, 05/01/2028(a)(b) 1,521,000 988,063
McAfee Corp.
7.38%, 02/15/2030(a)(b) 3,530,000 2,860,198
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(a)(b) 835,000 860,397
8.75%, 07/01/2034(a) 925,000 962,580
Open Text Corp.
3.88%, 12/01/2029(a)(b) 6,530,000 5,885,412
Open Text Holdings, Inc.
4.13%, 02/15/2030(a)(b) 4,916,000 4,425,549
4.13%, 12/01/2031(a)(b) 680,000 580,635
Rocket Software, Inc.
9.00%, 11/28/2028(a)(b) 1,020,000 1,014,952
6.50%, 02/15/2029(a)(b) 490,000 437,521
SS&C Technologies, Inc.
5.50%, 09/30/2027(a) 1,185,000 1,183,961
6.50%, 06/01/2032(a) 1,860,000 1,882,009
UKG, Inc.
6.88%, 02/01/2031(a)(b) 2,790,000 2,715,544
ZoomInfo Technologies LLC
3.88%, 02/01/2029(a)(b) 5,260,000 4,279,277
40,205,422

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 288
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialized REITs - 1 .3%
Iron Mountain, Inc.
REIT, 4.88%, 09/15/2027(a) $ 300,000 $ 299,330
REIT, 5.25%, 03/15/2028(a) 1,250,000 1,248,862
REIT, 5.00%, 07/15/2028(a) 100,000 99,673
REIT, 7.00%, 02/15/2029(a) 660,000 674,484
REIT, 4.88%, 09/15/2029(a) 20,000 19,724
REIT, 5.25%, 07/15/2030(a) 1,365,000 1,350,874
REIT, 4.50%, 02/15/2031(a) 4,000 3,844
REIT, 5.63%, 07/15/2032(a)
(b) 144,000 142,974
Millrose Properties, Inc.
REIT, 6.38%, 08/01/2030(a)
(b) 5,890,000 5,965,180
REIT, 6.25%, 09/15/2032(a)
(b) 4,135,000 4,153,117
13,958,062
Specialty Retail - 4 .3%
Advance Auto Parts, Inc.
7.00%, 08/01/2030(a)(b) 170,000 175,368
7.38%, 08/01/2033(a)(b) 200,000 206,366
Asbury Automotive Group, Inc.
5.00%, 02/15/2032(a) 99,000 94,934
Bath & Body Works, Inc.
6.95%, 03/01/2033 964,000 936,821
6.88%, 11/01/2035(b) 1,888,000 1,862,432
6.75%, 07/01/2036 1,465,000 1,424,710
7.60%, 07/15/2037 1,025,000 998,118
Carvana Co.
9.00%, 06/01/2030(a)(b)(d) 6,090,000 6,335,146
9.00%, 06/01/2031(a)(b)(d) 7,771,444 8,597,134
Gap, Inc. (The)
3.63%, 10/01/2029(a) 590,000 556,651
3.88%, 10/01/2031(a)(b) 348,000 318,392
Global Auto Holdings Ltd.
8.38%, 01/15/2029(a)(b) 900,000 854,694
11.50%, 08/15/2029(a)(b) 1,000,000 1,015,480
8.75%, 01/15/2032(a) 750,000 689,936
Group 1 Automotive, Inc.
4.00%, 08/15/2028(a) 5,000 4,868
LBM Acquisition LLC
6.25%, 01/15/2029(a)(b) 850,000 589,051
9.50%, 06/15/2031(a)(b) 1,760,000 1,539,973
LCM Investments Holdings II LLC
4.88%, 05/01/2029(a) 173,000 169,376
8.25%, 08/01/2031(a)(b) 320,000 335,224
Michaels Cos., Inc. (The)
8.50%, 03/15/2033(a) 835,000 824,604
11.00%, 03/15/2034(a)(b) 1,360,000 1,312,405
Murphy Oil USA, Inc.
4.75%, 09/15/2029(b) 175,000 173,188
3.75%, 02/15/2031(a) 1,130,000 1,055,457
Park River Holdings, Inc.
8.00%, 03/15/2031(a)(b) 1,254,000 1,260,882
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031(a) 2,400,000 2,423,703
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Specialty Retail - 4.3% (continued)
PetSmart LLC
7.50%, 09/15/2032(a) $ 510,000 $ 516,425
10.00%, 09/15/2033(a) 1,350,000 1,363,603
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)(b) 325,000 317,938
4.88%, 11/15/2031(a)(b) 745,000 716,296
Specialty Building Products Holdings LLC
7.75%, 10/15/2029(a)(b) 1,278,000 1,127,951
Staples, Inc.
10.75%, 09/01/2029(a) 1,974,000 1,886,847
12.75%, 01/15/2030(a)(b) 610,000 458,026
Upbound Group, Inc.
6.38%, 02/15/2029(a) 1,395,000 1,378,516
Valvoline, Inc.
3.63%, 06/15/2031(a)(b) 2,822,000 2,570,685
Victra Holdings LLC
8.75%, 09/15/2029(a)(b) 3,600,000 3,769,488
47,860,688
Technology Hardware, Storage & Peripherals - 0 .5%
Diebold Nixdorf, Inc.
7.75%, 03/31/2030(a) 2,010,000 2,111,435
Seagate Data Storage Technology Pte. Ltd.
8.25%, 12/15/2029(a) 150,000 156,763
8.50%, 07/15/2031(a) 810,000 848,457
9.63%, 12/01/2032(a)(b) 835,000 928,622
5.75%, 12/01/2034(a) 1,550,000 1,576,649
5,621,926
Textiles, Apparel & Luxury Goods - 0 .7%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033(a)(d) 1,908,097 2,038,527
Crocs, Inc.
4.25%, 03/15/2029(a)(b) 550,000 533,947
4.13%, 08/15/2031(a) 1,175,000 1,093,379
Kontoor Brands, Inc.
4.13%, 11/15/2029(a)(b) 1,420,000 1,352,840
Under Armour, Inc.
7.25%, 07/15/2030(a)(b) 535,000 545,008
William Carter Co. (The)
7.38%, 02/15/2031(a) 70,000 71,957
Wolverine World Wide, Inc.
4.00%, 08/15/2029(a)(b) 1,985,000 1,855,518
7,491,176
Tobacco - 0 .2%
Turning Point Brands, Inc.
7.63%, 03/15/2032(a)(b) 1,900,000 1,957,490
Trading Companies & Distributors - 0 .7%
Alta Equipment Group, Inc.
9.00%, 06/01/2029(a)(b) 1,060,000 1,006,540
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a) 565,000 548,712
EquipmentShare.com, Inc.
9.00%, 05/15/2028(a)(b) 1,090,000 1,130,051
8.63%, 05/15/2032(a) 395,000 418,923
FTAI Aviation Investors LLC
5.50%, 05/01/2028(a) 570,000 569,765

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
289 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Trading Companies & Distributors - 0.7% (continued)
FTAI Aviation Investors LLC (continued)
7.88%, 12/01/2030(a) $ 780,000 $ 818,981
7.00%, 05/01/2031(a)(b) 350,000 362,223
QXO Building Products, Inc.
6.75%, 04/30/2032(a)(b) 2,440,000 2,488,898
7,344,093
Wireless Telecommunication Services - 0 .9%
Altice France Lux 3
10.00%, 01/15/2033(a) 1,210,000 1,196,845
Iliad Holding SAS
7.00%, 10/15/2028(a)(b) 725,000 729,958
Millicom International Cellular SA
5.13%, 01/15/2028(a) 675,000 672,313
6.25%, 03/25/2029(a)(b) 360,000 361,648
4.50%, 04/27/2031(a)(b) 2,480,000 2,314,921
7.38%, 04/02/2032(a) 175,000 181,073
Rogers Communications, Inc.
7.13%, 04/15/2055(c) 2,020,000 2,083,853
Vmed O2 UK Financing I plc
4.75%, 07/15/2031(a) 240,000 207,623
6.75%, 01/15/2033(a) 940,000 859,243
Zegona Finance plc
8.63%, 07/15/2029(a) 860,000 899,624
9,507,101
Total Corporate Bonds
(Cost $1,071,171,731) 1,061,178,675
SECURITIES LENDING REINVESTMENTS - 19 .7% (j)
CERTIFICATES OF DEPOSIT - 4 .6%
Bank of Montreal, Chicago
(SOFR + 0.31%), 3.94%,
05/29/2026(f) 2,000,000 2,000,000
(SOFR + 0.35%), 3.98%,
11/18/2026(f) 3,000,000 3,001,107
(SOFR + 0.42%), 4.05%,
04/16/2027(f) 2,000,000 2,000,762
Bank of Nova Scotia, Houston
(SOFR + 0.34%), 3.97%,
07/01/2026(f) 3,000,000 2,999,968
(SOFR + 0.30%), 3.93%,
01/21/2027(f) 3,000,000 2,999,990
Credit Agricole CIB, New York
(SOFR + 0.27%), 3.90%,
06/05/2026(f) 3,000,000 3,000,000
KBC Bank NV, New York
3.99%, 06/22/2026 2,000,000 2,000,000
Mizuho Bank Ltd., New York
(SOFR + 0.24%), 3.88%,
05/11/2026(f) 3,000,000 3,000,000
(SOFR + 0.25%), 3.89%,
05/27/2026(f) 2,000,000 2,000,000
(SOFR + 0.35%), 3.99%,
09/24/2026(f) 4,000,000 4,001,456
Investments
Principal
Amount Value
CERTIFICATES OF DEPOSIT (continued)
Nordea Bank Abp, New York Branch
(SOFR + 0.31%), 3.94%,
09/24/2026(f) $ 3,000,000 $ 3,000,726
Oversea-Chinese Banking Corp. Ltd.,
New York
(SOFR + 0.22%), 3.86%,
08/31/2026(f) 5,000,000 4,999,999
Royal Bank of Canada, New York
(SOFR + 0.35%), 3.98%,
11/12/2026(f) 4,000,000 4,001,660
(SOFR + 0.30%), 3.93%,
01/22/2027(f) 2,000,000 1,999,984
Standard Chartered, New York
(SOFR + 0.35%), 3.98%,
09/18/2026(f) 2,000,000 2,000,538
Sumitomo Mitsui Trust Bank Ltd.,
London
4.00%, 06/24/2026 2,000,000 2,000,000
Toronto-Dominion Bank, New York
(SOFR + 0.36%), 4.00%,
05/08/2026(f) 4,000,000 4,000,000
(SOFR + 0.31%), 3.95%,
10/09/2026(f) 2,000,000 2,000,584
Total Certificates of Deposit
(Cost $51,000,000) 51,006,774
COMMERCIAL PAPER - 0 .3%
Westpac Banking Corp., New York
(SOFR + 0.30%), 3.93%,
10/15/2026(f) (Cost $3,000,000) 3,000,000 3,000,405
REPURCHASE AGREEMENTS - 14 .8%
CF Secured LLC
3.61%, dated 04/30/2026, due
05/01/2026, repurchase price
$153,305,403, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $1,782,043,692 153,290,032 153,290,032
TD Securities (USA) LLC
3.94%, dated 04/30/2026, due
06/04/2026, repurchase price
$10,038,306, collateralized by
various Common Stocks; total
market value $11,105,189 10,000,000 10,000,000
Total Repurchase Agreements
(Cost $163,290,032) 163,290,032
Total Securities Lending Reinvestments
(Cost $217,290,032) 217,297,211

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
High Yield Value-Scored Bond Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 290
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1 .5% (k)
U.S. GOVERNMENT AGENCY SECURITIES - 1 .5%
FNMA
3.52%, 05/01/2026
(Cost $16,000,000) $ 16,000,000 $ 15,998,404
Total Investments - 117.6%
(Cost $1,304,461,763) 1,294,474,290
Liabilities in excess of other assets - (17.6%) (193,983,481)
NET ASSETS - 100.0% $1,100,490,809
‡ Security is valued using significant unobservable inputs
and is classified as Level 3 in the fair value hierarchy.
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $940,041,151 or 85.42% of net assets.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan at
April 30, 2026 was $274,478,260, collateralized in the
form of cash with a value of $217,290,032 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments; $379,802 of collateral in the form of
Foreign Government Fixed Income Securities, interest
rates ranging from 0.00% – 5.75%, and maturity
dates ranging from May 13, 2026 – April 20, 2071 and
$86,226,951 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% –
6.25%, and maturity dates ranging from May 15, 2026 –
February 15, 2056; a total value of $303,896,785.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of April 30, 2026.
(d) Payment in-kind security.
(e) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2026.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
(g) Represents less than 0.05% of net assets.
(h) Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(i) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(j) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $217,297,211.
Percentages shown are based on Net Assets.
(k) The rate shown was the current yield as of April 30,
2026.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 12,386,733
Aggregate gross unrealized depreciation (23,613,335)
Net unrealized depreciation $ (11,226,602)
Federal income tax cost $ 1,305,700,892
Security Type % of Net Assets
Corporate Bonds 96 .4%
Securities Lending Reinvestments 19 .7
Short-Term Investments 1 .5
Others
(1)
( 17 .6 )
100 .0%
(1)
Includes any other net assets/(liabilities).

291 FLEXSHARES SEMIANNUAL REPORT
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares® Trust
Schedule of Investments
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 95 .9%
Air Freight & Logistics - 0 .6%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028 $ 10,000 $ 9,931
United Parcel Service, Inc.
5.15%, 5/22/2034 50,000 51,286
5.25%, 5/14/2035 70,000 71,699
5.30%, 4/1/2050 60,000 56,465
6.05%, 5/14/2065 50,000 50,511
239,892
Automobile Components - 0 .1%
BorgWarner, Inc.
5.40%, 8/15/2034 30,000 30,481
Automobiles - 0 .5%
Ford Motor Co.
3.25%, 2/12/2032 60,000 52,649
Honda Motor Co. Ltd.
4.44%, 7/8/2028 80,000 79,841
Toyota Motor Corp.
5.05%, 6/30/2035 70,000 71,008
203,498
Banks - 14 .0%
Banco Santander SA
5.37%, 7/15/2028(a) 200,000 201,981
Bank of America Corp.
3.42%, 12/20/2028(b) 133,000 130,803
3.97%, 3/5/2029(a) 30,000 29,733
2.09%, 6/14/2029(b) 127,000 120,866
Bank of Montreal
4.35%, 9/22/2031(a) 70,000 69,169
3.09%, 1/10/2037(b) 150,000 134,321
Bank of Nova Scotia (The)
4.93%, 2/14/2029(a) 100,000 100,851
4.34%, 9/15/2031(a) 190,000 187,428
Barclays plc
4.94%, 9/10/2030(a) 200,000 201,005
Citigroup, Inc.
4.45%, 9/29/2027 87,000 87,032
4.08%, 4/23/2029(a) 30,000 29,775
3.98%, 3/20/2030(b) 187,000 183,844
2.67%, 1/29/2031(b) 107,000 99,510
4.41%, 3/31/2031(b) 100,000 98,910
2.57%, 6/3/2031(b) 73,000 67,133
4.50%, 9/11/2031(a) 120,000 118,657
3.06%, 1/25/2033(b) 102,000 92,440
5.83%, 2/13/2035(a) 150,000 152,795
3.88%, 1/24/2039(a) 190,000 164,370
8.13%, 7/15/2039 15,000 18,772
6.68%, 9/13/2043 42,000 45,118
4.65%, 7/23/2048 15,000 12,991
5.61%, 3/4/2056(a) 60,000 57,964
HSBC Holdings plc
5.55%, 3/4/2030(a) 260,000 266,146
4.62%, 11/6/2031(a) 200,000 198,131
8.11%, 11/3/2033(a) 420,000 482,737
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Banks - 14.0% (continued)
HSBC Holdings plc (continued)
5.45%, 3/3/2036(a) $ 310,000 $ 312,541
6.50%, 9/15/2037 50,000 53,640
JPMorgan Chase & Co.
6.09%, 10/23/2029(a) 130,000 134,785
4.45%, 12/5/2029(b) 100,000 99,800
5.58%, 4/22/2030(a) 335,000 344,399
4.57%, 6/14/2030(b) 270,000 270,096
5.00%, 7/22/2030(a) 215,000 217,650
2.58%, 4/22/2032(b) 14,000 12,667
5.19%, 2/5/2037(a) 50,000 49,188
5.53%, 11/29/2045(a) 180,000 177,357
Mitsubishi UFJ Financial Group, Inc.
5.02%, 7/20/2028(a) 200,000 201,281
5.62%, 4/24/2036(a) 200,000 204,913
Royal Bank of Canada
5.00%, 2/1/2033 70,000 70,784
5.00%, 5/2/2033 110,000 111,259
5.15%, 2/1/2034 75,000 76,809
Santander Holdings USA, Inc.
5.74%, 3/20/2031(a) 90,000 92,497
Westpac Banking Corp.
3.40%, 1/25/2028 100,000 98,898
5.62%, 11/20/2035(a) 130,000 131,957
6,013,003
Beverages - 1 .4%
Anheuser-Busch Cos. LLC
4.90%, 2/1/2046 40,000 36,184
Diageo Investment Corp.
5.63%, 4/15/2035 200,000 208,097
PepsiCo, Inc.
4.45%, 5/15/2028 67,000 67,515
2.63%, 7/29/2029 100,000 95,358
1.95%, 10/21/2031 80,000 70,666
3.50%, 3/19/2040 73,000 60,598
2.63%, 10/21/2041 30,000 21,442
4.65%, 2/15/2053 40,000 34,612
5.25%, 7/17/2054 10,000 9,562
3.88%, 3/19/2060 5,000 3,680
607,714
Biotechnology - 0 .3%
Biogen, Inc.
2.25%, 5/1/2030 10,000 9,148
3.15%, 5/1/2050 63,000 40,124
3.25%, 2/15/2051 20,000 12,876
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 54,000 47,999
2.80%, 9/15/2050 20,000 12,039
122,186
Broadline Retail - 0 .6%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041 200,000 147,561

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 292
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Broadline Retail - 0.6% (continued)
eBay, Inc.
2.70%, 3/11/2030 $ 50,000 $ 46,664
2.60%, 5/10/2031 30,000 27,196
3.65%, 5/10/2051 20,000 14,143
235,564
Building Products - 0 .5%
Carrier Global Corp.
6.20%, 3/15/2054 50,000 52,540
Johnson Controls International plc
4.63%, 7/2/2044(c) 53,000 45,926
Owens Corning
4.30%, 7/15/2047 26,000 20,814
4.40%, 1/30/2048 10,000 8,117
5.95%, 6/15/2054 15,000 14,851
Trane Technologies Financing Ltd.
5.25%, 3/3/2033 60,000 61,734
Trane Technologies Holdco, Inc.
4.30%, 2/21/2048 17,000 13,934
217,916
Capital Markets - 7 .2%
Ameriprise Financial, Inc.
5.20%, 4/15/2035 30,000 30,116
Apollo Debt Solutions BDC
5.20%, 12/8/2028(d) 50,000 49,468
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028 7,000 6,921
3.99%, 6/13/2028(b) 77,000 76,794
4.29%, 6/13/2033(b) 110,000 107,257
5.19%, 3/14/2035(a) 105,000 106,446
Barings BDC, Inc.
7.00%, 2/15/2029 10,000 10,173
BlackRock Funding, Inc.
5.25%, 3/14/2054 30,000 28,076
BlackRock, Inc.
1.90%, 1/28/2031 70,000 62,441
Blackstone Secured Lending Fund
5.13%, 1/31/2031 90,000 86,643
Brookfield Asset Management Ltd.
6.08%, 9/15/2055 20,000 19,767
Brookfield Finance, Inc.
5.33%, 1/15/2036 40,000 39,340
6.30%, 1/15/2055(a) 10,000 9,676
5.81%, 3/3/2055 60,000 57,387
Deutsche Bank AG
4.95%, 8/4/2031(a) 150,000 149,529
4.47%, 12/10/2031(a) 180,000 177,144
FactSet Research Systems, Inc.
3.45%, 3/1/2032 10,000 9,065
Franklin Resources, Inc.
2.95%, 8/12/2051 10,000 6,197
Goldman Sachs Group, Inc. (The)
4.48%, 8/23/2028(b) 41,000 41,015
5.73%, 4/25/2030(a) 150,000 154,484
6.75%, 10/1/2037 72,000 78,194
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Capital Markets - 7.2% (continued)
HPS Corporate Lending Fund
5.15%, 4/2/2029(d) $ 50,000 $ 48,957
Legg Mason, Inc.
5.63%, 1/15/2044 10,000 9,751
Moody's Corp.
2.00%, 8/19/2031 20,000 17,649
2.75%, 8/19/2041 43,000 30,546
3.75%, 2/25/2052 15,000 10,933
Morgan Stanley
5.65%, 4/13/2028(a) 50,000 50,560
3.77%, 1/24/2029(a) 380,000 375,204
5.12%, 2/1/2029(b) 43,000 43,441
6.41%, 11/1/2029(a) 20,000 20,843
4.24%, 1/9/2030(a) 50,000 49,490
4.49%, 1/16/2032(a) 300,000 295,190
Series I, 4.89%, 10/22/2036(a) 50,000 48,514
5.30%, 4/20/2037(b) 33,000 33,039
5.94%, 2/7/2039(a) 70,000 72,074
5.90%, 3/13/2047(a) 190,000 190,352
MSCI, Inc.
5.15%, 3/15/2036 50,000 48,437
Nasdaq, Inc.
5.55%, 2/15/2034 15,000 15,496
3.95%, 3/7/2052 4,000 2,966
6.10%, 6/28/2063 45,000 45,586
Oaktree Specialty Lending Corp.
7.10%, 2/15/2029 10,000 10,197
S&P Global, Inc.
1.25%, 8/15/2030 50,000 43,636
2.90%, 3/1/2032 50,000 45,657
4.50%, 5/15/2048 24,000 19,620
Sixth Street Specialty Lending, Inc.
6.13%, 3/1/2029 20,000 20,296
State Street Corp.
4.53%, 2/20/2029(a) 30,000 30,117
2.40%, 1/24/2030 88,000 82,562
4.16%, 8/4/2033(a) 110,000 106,220
3,073,466
Chemicals - 1 .3%
Albemarle Corp.
5.05%, 6/1/2032 20,000 20,051
Dow Chemical Co. (The)
5.15%, 2/15/2034 20,000 19,710
5.35%, 3/15/2035 40,000 39,742
5.55%, 11/30/2048 35,000 30,652
6.90%, 5/15/2053 24,000 24,782
DuPont de Nemours, Inc.
5.32%, 11/15/2038 10,000 9,857
Ecolab, Inc.
1.30%, 1/30/2031 3,000 2,597
5.00%, 9/1/2035 20,000 20,142
3.95%, 12/1/2047 30,000 23,725
2.70%, 12/15/2051 20,000 12,075
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048 31,000 26,888

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
293 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Chemicals - 1.3% (continued)
Linde, Inc.
1.10%, 8/10/2030 $ 50,000 $ 44,052
LYB International Finance III LLC
5.50%, 3/1/2034 70,000 70,205
3.63%, 4/1/2051 100,000 65,067
Mosaic Co. (The)
4.60%, 11/15/2030 50,000 49,576
Sherwin-Williams Co. (The)
4.80%, 9/1/2031 110,000 110,762
569,883
Commercial Services & Supplies - 0 .7%
Cintas Corp. No. 2
4.00%, 5/1/2032 25,000 24,338
RELX Capital, Inc.
3.00%, 5/22/2030 33,000 31,120
5.25%, 3/27/2035 20,000 20,187
Republic Services, Inc.
1.75%, 2/15/2032 40,000 34,318
Waste Management, Inc.
4.50%, 3/15/2028 20,000 20,143
4.63%, 2/15/2030 70,000 70,609
3.90%, 3/1/2035 30,000 27,673
5.35%, 10/15/2054 60,000 57,177
285,565
Construction & Engineering - 0 .1%
Quanta Services, Inc.
3.05%, 10/1/2041 35,000 25,596
Consumer Finance - 4 .2%
Ally Financial, Inc.
6.99%, 6/13/2029(a) 80,000 83,200
6.85%, 1/3/2030(a) 40,000 41,765
American Express Co.
3.30%, 5/3/2027 30,000 29,782
5.28%, 7/27/2029(a) 100,000 101,842
4.42%, 8/3/2033(b) 65,000 63,429
5.63%, 7/28/2034(a) 60,000 61,334
5.92%, 4/25/2035(a) 90,000 93,565
4.05%, 12/3/2042 14,000 11,657
Capital One Financial Corp.
5.47%, 2/1/2029(a) 50,000 50,780
2.36%, 7/29/2032(a) 70,000 60,330
6.38%, 6/8/2034(a) 30,000 31,713
Caterpillar Financial Services Corp.
3.95%, 11/14/2028 60,000 59,757
4.15%, 1/8/2031 50,000 49,535
Ford Motor Credit Co. LLC
5.11%, 5/3/2029 280,000 278,273
7.20%, 6/10/2030 400,000 423,170
John Deere Capital Corp.
4.90%, 6/11/2027 50,000 50,447
Synchrony Financial
5.94%, 8/2/2030(a) 20,000 20,400
2.88%, 10/28/2031 44,000 38,664
Toyota Motor Credit Corp.
Series B, 4.05%, 3/13/2029 150,000 149,004
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 4.2% (continued)
Toyota Motor Credit Corp. (continued)
4.65%, 9/3/2032 $ 60,000 $ 59,693
Series B, 4.80%, 1/11/2036 50,000 49,101
1,807,441
Consumer Staples Distribution & Retail - 1 .3%
Kroger Co. (The)
2.20%, 5/1/2030 70,000 64,024
5.00%, 4/15/2042 20,000 18,443
5.40%, 1/15/2049 28,000 26,146
3.95%, 1/15/2050 20,000 14,888
5.65%, 9/15/2064 50,000 46,462
Target Corp.
2.65%, 9/15/2030 60,000 55,801
3.90%, 11/15/2047 10,000 7,720
4.80%, 1/15/2053 47,000 41,237
Walmart, Inc.
1.80%, 9/22/2031 160,000 141,803
4.05%, 6/29/2048 160,000 131,100
547,624
Containers & Packaging - 0 .2%
AptarGroup, Inc.
3.60%, 3/15/2032 13,000 12,056
Avery Dennison Corp.
4.88%, 12/6/2028 10,000 10,105
2.65%, 4/30/2030 30,000 27,802
5.75%, 3/15/2033 14,000 14,563
64,526
Diversified Consumer Services - 0 .1%
Washington University (The)
4.35%, 4/15/2122 30,000 22,178
Diversified REITs - 0 .6%
Digital Realty Trust LP
REIT, 4.45%, 7/15/2028 33,000 32,943
REIT, 3.60%, 7/1/2029 10,000 9,731
Equinix Europe 2 Financing Corp. LLC
REIT, 5.50%, 6/15/2034 40,000 40,807
Simon Property Group LP
REIT, 4.30%, 1/15/2031 110,000 108,455
REIT, 6.75%, 2/1/2040 17,000 19,076
REIT, 5.85%, 3/8/2053 17,000 16,972
REIT, 6.65%, 1/15/2054 20,000 22,133
250,117
Diversified Telecommunication Services - 6 .3%
AT&T, Inc.
1.65%, 2/1/2028 50,000 47,735
4.35%, 3/1/2029 70,000 69,935
4.90%, 11/1/2035 310,000 301,536
3.50%, 6/1/2041 210,000 162,000
5.85%, 4/30/2046 70,000 67,536
5.70%, 11/1/2054 100,000 92,762
3.85%, 6/1/2060 160,000 106,579
Comcast Corp.
2.65%, 2/1/2030 307,000 287,248
5.50%, 11/15/2032 10,000 10,385
4.65%, 2/15/2033 67,000 66,207

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 294
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Telecommunication Services - 6.3% (continued)
Comcast Corp. (continued)
4.60%, 10/15/2038 $ 20,000 $ 18,268
4.00%, 3/1/2048 64,000 46,963
2.89%, 11/1/2051 350,000 201,001
5.35%, 5/15/2053 10,000 8,776
2.99%, 11/1/2063 80,000 42,098
5.50%, 5/15/2064 23,000 20,111
Telefonica Emisiones SA
5.52%, 3/1/2049 150,000 136,123
Verizon Communications, Inc.
2.55%, 3/21/2031 307,000 279,207
2.36%, 3/15/2032 237,000 207,217
5.05%, 5/9/2033 55,000 55,701
4.78%, 2/15/2035 50,000 48,516
5.25%, 4/2/2035 50,000 49,990
2.65%, 11/20/2040 30,000 21,031
4.86%, 8/21/2046 50,000 43,419
5.01%, 4/15/2049 30,000 26,394
3.88%, 3/1/2052 254,000 185,337
2.99%, 10/30/2056 119,000 69,343
6.00%, 11/30/2065 50,000 48,221
2,719,639
Electric Utilities - 3 .9%
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031 117,000 103,418
4.00%, 4/1/2048 57,000 44,566
5.25%, 1/15/2053 10,000 9,272
Duke Energy Corp.
5.45%, 6/15/2034 180,000 183,904
5.70%, 9/15/2055 75,000 70,588
Enel Chile SA
4.88%, 6/12/2028 20,000 20,176
Eversource Energy
4.60%, 7/1/2027 77,000 77,079
Series R, 1.65%, 8/15/2030 17,000 14,979
Oklahoma Gas and Electric Co.
5.40%, 1/15/2033 40,000 41,262
Pacific Gas and Electric Co.
5.00%, 6/4/2028 30,000 30,267
3.00%, 6/15/2028 120,000 116,040
5.70%, 3/1/2035 110,000 111,421
4.20%, 6/1/2041 138,000 112,662
3.95%, 12/1/2047 100,000 73,113
6.70%, 4/1/2053 10,000 10,407
6.00%, 5/1/2056 80,000 76,207
Public Service Co. of New Hampshire
3.60%, 7/1/2049 40,000 28,808
Public Service Electric and Gas Co.
4.65%, 3/15/2033 15,000 14,905
5.20%, 3/1/2034 20,000 20,324
3.60%, 12/1/2047 7,000 5,129
4.05%, 5/1/2048 60,000 46,958
5.45%, 3/1/2054 40,000 38,037
Southern California Edison Co.
5.65%, 10/1/2028 40,000 40,876
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Electric Utilities - 3.9% (continued)
Southern California Edison Co. (continued)
2.25%, 6/1/2030 $ 50,000 $ 45,285
5.95%, 11/1/2032 7,000 7,315
5.20%, 6/1/2034 100,000 99,012
5.45%, 3/1/2035 50,000 49,920
Series C, 4.13%, 3/1/2048 33,000 24,638
3.65%, 2/1/2050 90,000 61,558
Series E, 5.45%, 6/1/2052 75,000 66,256
Wisconsin Power and Light Co.
3.95%, 9/1/2032 40,000 38,176
1,682,558
Electrical Equipment - 0 .0% (e)
Hubbell, Inc.
3.50%, 2/15/2028 20,000 19,690
Electronic Equipment, Instruments & Components - 0 .1%
Jabil, Inc.
4.20%, 2/1/2029 60,000 59,271
Energy Equipment & Services - 0 .2%
Baker Hughes Holdings LLC
5.00%, 6/15/2036 60,000 59,048
4.08%, 12/15/2047 40,000 31,634
90,682
Financial Services - 1 .6%
Apollo Global Management, Inc.
5.80%, 5/21/2054 20,000 18,948
Equitable Holdings, Inc.
5.59%, 1/11/2033 44,000 45,013
5.00%, 4/20/2048 4,000 3,469
Mastercard, Inc.
2.95%, 6/1/2029 96,000 92,624
2.00%, 11/18/2031 33,000 29,322
3.95%, 2/26/2048 15,000 11,878
2.95%, 3/15/2051 60,000 38,784
PayPal Holdings, Inc.
4.40%, 6/1/2032 98,000 96,066
5.05%, 6/1/2052 30,000 25,661
Shell International Finance BV
2.88%, 11/26/2041 90,000 65,722
Visa, Inc.
2.05%, 4/15/2030 30,000 27,626
1.10%, 2/15/2031 130,000 112,574
2.70%, 4/15/2040 90,000 68,220
Voya Financial, Inc.
5.00%, 9/20/2034 10,000 9,809
4.70%, 1/23/2048(b) 30,000 29,031
674,747
Food Products - 0 .8%
Archer-Daniels-Midland Co.
4.50%, 3/15/2049 10,000 8,445
2.70%, 9/15/2051 70,000 41,864
Campbell's Co. (The)
4.15%, 3/15/2028 50,000 49,481
2.38%, 4/24/2030 17,000 15,315
4.80%, 3/15/2048 20,000 15,880

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
295 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Food Products - 0.8% (continued)
General Mills, Inc.
4.55%, 4/17/2038 $ 20,000 $ 18,095
4.70%, 4/17/2048 40,000 33,248
Hershey Co. (The)
4.25%, 5/4/2028 20,000 20,048
3.13%, 11/15/2049 30,000 20,052
2.65%, 6/1/2050 10,000 6,042
Hormel Foods Corp.
3.05%, 6/3/2051 40,000 25,521
Mondelez International, Inc.
3.00%, 3/17/2032 50,000 45,366
2.63%, 9/4/2050 50,000 29,587
328,944
Gas Utilities - 0 .0% (e)
Southern California Gas Co.
5.45%, 6/15/2035 20,000 20,483
Ground Transportation - 1 .5%
Canadian National Railway Co.
3.65%, 2/3/2048 14,000 10,469
4.45%, 1/20/2049 92,000 77,247
4.40%, 8/5/2052 7,000 5,830
CSX Corp.
2.40%, 2/15/2030 63,000 58,660
5.20%, 11/15/2033 60,000 61,586
5.05%, 6/15/2035 100,000 100,445
6.22%, 4/30/2040 20,000 21,645
3.80%, 4/15/2050 33,000 24,509
4.65%, 3/1/2068 3,000 2,419
Ryder System, Inc.
6.60%, 12/1/2033 50,000 54,881
Union Pacific Corp.
2.89%, 4/6/2036 40,000 33,673
4.50%, 9/10/2048 55,000 46,292
4.30%, 3/1/2049 90,000 73,561
5.60%, 12/1/2054 30,000 29,356
2.97%, 9/16/2062 90,000 51,955
652,528
Health Care Equipment & Supplies - 2 .2%
Abbott Laboratories
1.40%, 6/30/2030 38,000 33,771
4.00%, 3/15/2031 200,000 196,274
4.75%, 3/15/2038 50,000 48,300
4.90%, 11/30/2046 48,000 43,753
5.60%, 3/15/2066 120,000 115,572
Becton Dickinson & Co.
2.82%, 5/20/2030 20,000 18,710
1.96%, 2/11/2031 70,000 61,803
3.79%, 5/20/2050 42,000 29,871
Boston Scientific Corp.
2.65%, 6/1/2030 70,000 65,241
GE HealthCare Technologies, Inc.
5.86%, 3/15/2030 120,000 124,963
Medtronic Global Holdings SCA
4.25%, 3/30/2028 60,000 60,000
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Equipment & Supplies - 2.2% (continued)
Medtronic, Inc.
4.38%, 3/15/2035 $ 80,000 $ 77,240
Stryker Corp.
4.63%, 9/11/2034 90,000 88,033
963,531
Health Care Providers & Services - 5 .2%
Aetna, Inc.
3.88%, 8/15/2047 40,000 28,959
Ascension Health
Series 2025, 4.92%,
11/15/2035 70,000 69,126
Cardinal Health, Inc.
4.50%, 9/15/2030 30,000 29,845
4.90%, 9/15/2045 33,000 28,992
Cigna Group (The)
4.38%, 10/15/2028 30,000 30,003
2.40%, 3/15/2030 100,000 92,595
5.25%, 2/15/2034 60,000 60,850
4.80%, 8/15/2038 90,000 84,622
6.13%, 11/15/2041 33,000 34,201
4.80%, 7/15/2046 30,000 26,043
3.88%, 10/15/2047 20,000 15,089
3.40%, 3/15/2051 79,000 53,330
CVS Health Corp.
4.30%, 3/25/2028 100,000 99,613
5.25%, 2/21/2033 80,000 81,197
4.78%, 3/25/2038 130,000 120,471
6.00%, 6/1/2044 60,000 59,209
5.05%, 3/25/2048 174,000 150,120
Elevance Health, Inc.
2.25%, 5/15/2030 50,000 45,728
4.10%, 5/15/2032 164,000 157,617
4.55%, 3/1/2048 32,000 26,550
3.70%, 9/15/2049 30,000 21,397
6.10%, 10/15/2052 14,000 14,118
5.13%, 2/15/2053 20,000 17,615
5.65%, 6/15/2054 40,000 37,866
HCA, Inc.
5.20%, 6/1/2028 90,000 91,220
3.50%, 9/1/2030 130,000 123,605
5.45%, 4/1/2031 20,000 20,534
3.63%, 3/15/2032 30,000 28,004
7.50%, 11/6/2033 37,000 41,804
5.60%, 4/1/2034 80,000 82,003
5.13%, 6/15/2039 20,000 18,914
4.38%, 3/15/2042 55,000 46,093
5.25%, 6/15/2049 20,000 17,681
6.00%, 4/1/2054 15,000 14,463
6.20%, 3/1/2055 40,000 39,570
5.70%, 11/15/2055 30,000 27,904
Laboratory Corp. of America Holdings
4.35%, 4/1/2030 10,000 9,915
2.70%, 6/1/2031 50,000 45,661
4.80%, 10/1/2034 25,000 24,414

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 296
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Providers & Services - 5.2% (continued)
NYU Langone Hospitals
Series 2020, 3.38%, 7/1/2055 $ 30,000 $ 20,172
Quest Diagnostics, Inc.
4.20%, 6/30/2029 43,000 42,699
2.95%, 6/30/2030 50,000 46,972
6.40%, 11/30/2033 10,000 10,876
UnitedHealth Group, Inc.
6.05%, 2/15/2063 20,000 20,036
5.75%, 7/15/2064 70,000 67,043
2,224,739
Health Care REITs - 0 .6%
Alexandria Real Estate Equities, Inc.
REIT, 5.25%, 5/15/2036 160,000 155,819
Healthpeak OP LLC
REIT, 3.50%, 7/15/2029 20,000 19,318
Ventas Realty LP
REIT, 3.00%, 1/15/2030 48,000 45,334
REIT, 4.75%, 11/15/2030 30,000 30,045
REIT, 5.00%, 1/15/2035 20,000 19,687
270,203
Hotel & Resort REITs - 0 .1%
Host Hotels & Resorts LP
Series I, REIT, 3.50%,
9/15/2030 10,000 9,443
Series J, REIT, 2.90%,
12/15/2031 10,000 8,948
REIT, 5.50%, 4/15/2035 20,000 20,059
38,450
Hotels, Restaurants & Leisure - 1 .1%
Expedia Group, Inc.
5.40%, 2/15/2035 50,000 49,644
Marriott International, Inc.
5.00%, 10/15/2027 50,000 50,434
4.90%, 4/15/2029 30,000 30,357
Series HH, 2.85%, 4/15/2031 63,000 57,751
5.30%, 5/15/2034 20,000 20,199
5.25%, 10/15/2035 30,000 29,950
Royal Caribbean Cruises Ltd.
5.38%, 1/15/2036 70,000 68,776
Starbucks Corp.
4.50%, 5/15/2028 50,000 50,155
3.55%, 8/15/2029 70,000 68,313
4.50%, 11/15/2048 60,000 49,351
474,930
Household Durables - 0 .1%
Mohawk Industries, Inc.
5.85%, 9/18/2028 22,000 22,624
3.63%, 5/15/2030 17,000 16,324
Toll Brothers Finance Corp.
3.80%, 11/1/2029 20,000 19,488
58,436
Household Products - 0 .3%
Church & Dwight Co., Inc.
5.00%, 6/15/2052 30,000 26,992
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Household Products - 0.3% (continued)
Clorox Co. (The)
1.80%, 5/15/2030 $ 50,000 $ 44,780
4.60%, 5/1/2032 20,000 19,764
Colgate-Palmolive Co.
4.60%, 3/1/2033 50,000 50,639
142,175
Industrial REITs - 0 .4%
Prologis LP
REIT, 4.63%, 1/15/2033 47,000 46,505
REIT, 5.13%, 1/15/2034 44,000 44,432
REIT, 5.00%, 1/31/2035 30,000 29,902
REIT, 4.38%, 9/15/2048 7,000 5,741
REIT, 3.00%, 4/15/2050 23,000 14,873
REIT, 5.25%, 3/15/2054 15,000 13,958
155,411
Insurance - 3 .1%
Aflac, Inc.
3.60%, 4/1/2030 53,000 51,391
4.75%, 1/15/2049 10,000 8,603
Allstate Corp. (The)
1.45%, 12/15/2030 10,000 8,709
5.25%, 3/30/2033 40,000 40,772
American International Group, Inc.
5.13%, 3/27/2033 15,000 15,171
4.38%, 6/30/2050 40,000 32,406
Arch Capital Finance LLC
5.03%, 12/15/2046 10,000 9,032
Arch Capital Group Ltd.
3.64%, 6/30/2050 20,000 14,338
Arthur J Gallagher & Co.
5.15%, 2/15/2035 110,000 108,942
Athene Holding Ltd.
6.25%, 4/1/2054 20,000 18,388
6.88%, 6/28/2055(a) 50,000 48,521
AXIS Specialty Finance LLC
4.90%, 1/15/2040(b) 27,000 26,375
Brighthouse Financial, Inc.
4.70%, 6/22/2047 20,000 13,902
3.85%, 12/22/2051 5,000 2,900
Brown & Brown, Inc.
4.70%, 6/23/2028 50,000 50,150
6.25%, 6/23/2055 10,000 9,942
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052 30,000 18,312
Fidelity National Financial, Inc.
4.50%, 8/15/2028 20,000 19,931
3.20%, 9/17/2051 14,000 8,544
Hartford Insurance Group, Inc. (The)
4.40%, 3/15/2048 15,000 12,377
3.60%, 8/19/2049 43,000 30,937
2.90%, 9/15/2051 14,000 8,704
Lincoln National Corp.
3.05%, 1/15/2030 17,000 15,966
Manulife Financial Corp.
3.70%, 3/16/2032 37,000 35,207

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
297 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Insurance - 3.1% (continued)
MetLife, Inc.
5.38%, 7/15/2033 $ 15,000 $ 15,535
5.30%, 12/15/2034 10,000 10,211
10.75%, 8/1/2039 23,000 29,863
4.60%, 5/13/2046 30,000 26,173
5.00%, 7/15/2052 33,000 29,322
5.25%, 1/15/2054 24,000 22,257
Principal Financial Group, Inc.
3.70%, 5/15/2029 13,000 12,698
5.38%, 3/15/2033 10,000 10,225
5.50%, 3/15/2053 28,000 26,380
Progressive Corp. (The)
4.20%, 3/15/2048 60,000 48,101
Prudential Financial, Inc.
3.00%, 3/10/2040 23,000 17,431
4.50%, 9/15/2047(b) 50,000 48,987
4.35%, 2/25/2050 60,000 48,180
5.13%, 3/1/2052(a) 30,000 29,239
6.00%, 9/1/2052(b) 47,000 47,625
Prudential Funding Asia plc
3.13%, 4/14/2030 15,000 14,316
3.63%, 3/24/2032 10,000 9,443
Reinsurance Group of America, Inc.
5.75%, 9/15/2034 70,000 71,589
RenaissanceRe Holdings Ltd.
5.75%, 6/5/2033 22,000 22,653
Travelers Cos., Inc. (The)
4.00%, 5/30/2047 50,000 39,520
4.05%, 3/7/2048 38,000 30,115
4.10%, 3/4/2049 5,000 3,952
5.45%, 5/25/2053 37,000 35,509
Unum Group
4.00%, 6/15/2029 40,000 39,240
4.13%, 6/15/2051 34,000 24,968
W R Berkley Corp.
3.55%, 3/30/2052 5,000 3,430
3.15%, 9/30/2061 30,000 17,366
1,343,848
Interactive Media & Services - 2 .6%
Alphabet, Inc.
0.80%, 8/15/2027 40,000 38,512
1.10%, 8/15/2030 80,000 70,335
4.10%, 2/15/2031 90,000 88,944
1.90%, 8/15/2040 77,000 51,074
5.35%, 11/15/2045 110,000 106,720
5.50%, 2/15/2046 40,000 39,336
2.25%, 8/15/2060 140,000 70,068
5.30%, 5/15/2065 80,000 72,864
Meta Platforms, Inc.
4.60%, 5/15/2028 130,000 131,215
4.75%, 8/15/2034 100,000 98,394
5.50%, 11/15/2045 180,000 167,241
5.60%, 5/15/2053 40,000 36,775
5.40%, 8/15/2054 40,000 35,551
5.75%, 5/15/2063 43,000 39,642
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Interactive Media & Services - 2.6% (continued)
Meta Platforms, Inc. (continued)
5.55%, 8/15/2064 $ 80,000 $ 70,619
1,117,290
IT Services - 0 .7%
Accenture Capital, Inc.
4.50%, 10/4/2034 60,000 57,806
Genpact Luxembourg Sarl
6.00%, 6/4/2029 30,000 30,829
IBM International Capital Pte. Ltd.
5.25%, 2/5/2044 100,000 91,677
International Business Machines Corp.
4.15%, 5/15/2039 100,000 86,617
2.85%, 5/15/2040 72,000 52,348
319,277
Leisure Products - 0 .2%
Brunswick Corp.
4.40%, 9/15/2032 25,000 23,684
Hasbro, Inc.
3.90%, 11/19/2029 33,000 32,208
6.35%, 3/15/2040 10,000 10,358
66,250
Machinery - 1 .9%
AGCO Corp.
5.80%, 3/21/2034 10,000 10,287
Caterpillar, Inc.
5.20%, 5/15/2035 90,000 92,255
3.25%, 9/19/2049 80,000 56,013
CNH Industrial Capital LLC
4.55%, 4/10/2028 60,000 59,961
CNH Industrial NV
3.85%, 11/15/2027 30,000 29,746
Cummins, Inc.
4.90%, 2/20/2029 40,000 40,650
5.15%, 2/20/2034 70,000 71,498
Deere & Co.
5.45%, 1/16/2035 130,000 135,280
Deere Funding Canada Corp.
4.15%, 10/9/2030 130,000 128,349
Ingersoll Rand, Inc.
5.40%, 8/14/2028 18,000 18,407
5.31%, 6/15/2031 100,000 102,567
Otis Worldwide Corp.
5.25%, 8/16/2028 30,000 30,584
Xylem, Inc.
1.95%, 1/30/2028 20,000 19,230
2.25%, 1/30/2031 17,000 15,369
810,196
Marine Transportation - 0 .0% (e)
Kirby Corp.
4.20%, 3/1/2028 20,000 19,884
Media - 0 .4%
Fox Corp.
4.71%, 1/25/2029 50,000 50,118
5.58%, 1/25/2049 55,000 50,809

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 298
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Media - 0.4% (continued)
Omnicom Group, Inc.
4.65%, 10/1/2028 $ 90,000 $ 90,158
191,085
Metals & Mining - 1 .1%
ArcelorMittal SA
6.80%, 11/29/2032 10,000 11,050
6.00%, 6/17/2034 100,000 105,688
BHP Billiton Finance USA Ltd.
5.30%, 2/21/2035 100,000 102,124
5.00%, 2/15/2036 60,000 60,148
5.50%, 9/8/2053 40,000 38,913
Freeport-McMoRan, Inc.
4.25%, 3/1/2030 40,000 39,319
Nucor Corp.
4.65%, 6/1/2030 50,000 50,476
Vale Overseas Ltd.
6.40%, 6/28/2054 70,000 71,854
479,572
Multi-Utilities - 2 .0%
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031 50,000 45,188
5.20%, 3/1/2033 10,000 10,250
Series E, 4.65%, 12/1/2048 22,000 18,664
6.15%, 11/15/2052 7,000 7,283
5.90%, 11/15/2053 10,000 10,008
5.70%, 5/15/2054 100,000 97,877
4.50%, 5/15/2058 55,000 43,792
National Grid plc
5.81%, 6/12/2033 25,000 26,088
NiSource, Inc.
1.70%, 2/15/2031 40,000 34,860
5.35%, 7/15/2035 140,000 141,281
5.85%, 4/1/2055 50,000 48,624
Public Service Enterprise Group, Inc.
5.85%, 11/15/2027 3,000 3,062
5.88%, 10/15/2028 60,000 61,848
1.60%, 8/15/2030 10,000 8,817
San Diego Gas & Electric Co.
4.95%, 8/15/2028 150,000 152,015
Series VVV, 1.70%, 10/1/2030 20,000 17,736
Series WWW, 2.95%,
8/15/2051 77,000 48,261
5.55%, 4/15/2054 10,000 9,488
Sempra
3.70%, 4/1/2029 10,000 9,771
3.80%, 2/1/2038 6,000 5,074
4.00%, 2/1/2048 83,000 61,842
861,829
Office REITs - 0 .4%
Boston Properties LP
REIT, 2.90%, 3/15/2030 50,000 46,604
REIT, 5.75%, 1/15/2035 20,000 20,092
Highwoods Realty LP
REIT, 3.05%, 2/15/2030 60,000 55,567
REIT, 7.65%, 2/1/2034 10,000 11,157
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0.4% (continued)
Kilroy Realty LP
REIT, 6.25%, 1/15/2036 $ 17,000 $ 17,016
150,436
Oil, Gas & Consumable Fuels - 5 .1%
ConocoPhillips Co.
4.85%, 1/15/2032 20,000 20,343
5.00%, 1/15/2035 200,000 200,897
Enbridge, Inc.
5.63%, 4/5/2034 20,000 20,640
6.70%, 11/15/2053 25,000 27,140
5.95%, 4/5/2054 5,000 4,994
5.50%, 7/15/2077(b) 80,000 79,818
Kinder Morgan, Inc.
5.00%, 2/1/2029 60,000 60,905
5.15%, 6/1/2030 20,000 20,448
2.00%, 2/15/2031 174,000 154,239
5.40%, 2/1/2034 20,000 20,471
5.30%, 12/1/2034 10,000 10,110
5.85%, 6/1/2035 30,000 31,456
5.55%, 6/1/2045 33,000 31,523
5.20%, 3/1/2048 27,000 24,352
3.60%, 2/15/2051 10,000 6,926
5.45%, 8/1/2052 35,000 32,248
Marathon Petroleum Corp.
3.80%, 4/1/2028 30,000 29,629
4.50%, 4/1/2048 78,000 62,005
Occidental Petroleum Corp.
6.60%, 3/15/2046 100,000 104,614
6.05%, 10/1/2054 15,000 14,626
ONEOK, Inc.
4.25%, 9/24/2027 130,000 129,650
6.10%, 11/15/2032 25,000 26,387
5.20%, 7/15/2048 50,000 43,910
4.85%, 2/1/2049 30,000 24,772
4.50%, 3/15/2050 60,000 46,658
5.70%, 11/1/2054 10,000 9,119
5.85%, 11/1/2064 70,000 64,361
Shell Finance US, Inc.
4.55%, 8/12/2043 100,000 88,258
4.38%, 5/11/2045 30,000 25,386
3.75%, 9/12/2046 20,000 15,333
TotalEnergies Capital International SA
2.83%, 1/10/2030 50,000 47,451
3.46%, 7/12/2049 50,000 35,460
3.13%, 5/29/2050 60,000 39,893
TotalEnergies Capital SA
4.72%, 9/10/2034 10,000 9,938
5.49%, 4/5/2054 30,000 28,843
TotalEnergies Capital USA LLC
4.25%, 1/13/2031 120,000 118,759
Transcontinental Gas Pipe Line Co. LLC
4.60%, 3/15/2048 70,000 58,763
Valero Energy Corp.
4.00%, 4/1/2029 50,000 49,465
2.80%, 12/1/2031 60,000 54,192

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
299 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels - 5.1% (continued)
Valero Energy Corp. (continued)
4.00%, 6/1/2052 $ 30,000 $ 21,787
Williams Cos., Inc. (The)
4.80%, 11/15/2029 50,000 50,452
5.65%, 3/15/2033 33,000 34,174
5.15%, 3/15/2034 5,000 5,005
5.60%, 3/15/2035 30,000 30,722
5.15%, 3/15/2036 40,000 39,424
5.75%, 6/24/2044 33,000 32,320
5.10%, 9/15/2045 37,000 33,513
4.85%, 3/1/2048 39,000 33,544
5.30%, 8/15/2052 14,000 12,678
2,167,601
Passenger Airlines - 0 .1%
Southwest Airlines Co.
2.63%, 2/10/2030 30,000 27,649
Personal Care Products - 0 .3%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030 30,000 27,953
1.95%, 3/15/2031 83,000 73,388
4.15%, 3/15/2047 10,000 7,751
5.15%, 5/15/2053 5,000 4,400
113,492
Pharmaceuticals - 5 .7%
Bristol-Myers Squibb Co.
1.13%, 11/13/2027 110,000 105,322
5.20%, 2/22/2034 30,000 30,724
5.50%, 2/22/2044 100,000 98,539
5.55%, 2/22/2054 35,000 33,600
3.90%, 3/15/2062 80,000 56,472
GlaxoSmithKline Capital plc
3.38%, 6/1/2029 33,000 32,150
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 30,000 29,834
4.88%, 4/15/2035 50,000 49,852
6.38%, 5/15/2038 32,000 35,440
Johnson & Johnson
6.95%, 9/1/2029 10,000 10,921
5.00%, 3/1/2035 30,000 30,801
2.10%, 9/1/2040 110,000 77,019
2.25%, 9/1/2050 20,000 11,499
5.25%, 6/1/2054 70,000 69,184
2.45%, 9/1/2060 17,000 9,114
Merck & Co., Inc.
4.05%, 5/17/2028 100,000 100,063
4.50%, 5/17/2033 30,000 29,808
3.90%, 3/7/2039 20,000 17,534
2.35%, 6/24/2040 23,000 16,303
4.90%, 5/17/2044 135,000 123,597
5.50%, 3/15/2046 150,000 146,054
2.75%, 12/10/2051 15,000 9,076
Novartis Capital Corp.
2.20%, 8/14/2030 105,000 96,139
4.20%, 9/18/2034 60,000 57,924
4.60%, 11/5/2035 50,000 48,899
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Pharmaceuticals - 5.7% (continued)
Novartis Capital Corp. (continued)
5.60%, 3/18/2046 $ 80,000 $ 80,074
2.75%, 8/14/2050 95,000 59,571
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2028 130,000 130,581
4.75%, 5/19/2033 50,000 49,786
5.11%, 5/19/2043 80,000 75,327
5.34%, 5/19/2063 72,000 65,100
Pfizer, Inc.
1.75%, 8/18/2031 33,000 28,873
4.10%, 9/15/2038 275,000 248,608
3.90%, 3/15/2039 40,000 34,685
7.20%, 3/15/2039 37,000 43,237
2.55%, 5/28/2040 53,000 38,488
2.70%, 5/28/2050 20,000 12,283
Sanofi SA
3.63%, 6/19/2028 15,000 14,855
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030 200,000 182,065
Viatris, Inc.
3.85%, 6/22/2040 70,000 53,767
4.00%, 6/22/2050 20,000 13,274
2,456,442
Professional Services - 0 .2%
Automatic Data Processing, Inc.
4.45%, 9/9/2034 10,000 9,792
Equifax, Inc.
4.80%, 9/15/2029 55,000 55,249
3.10%, 5/15/2030 7,000 6,567
Verisk Analytics, Inc.
3.63%, 5/15/2050 30,000 20,909
92,517
Real Estate Management & Development - 0 .1%
CBRE Services, Inc.
2.50%, 4/1/2031 20,000 17,956
5.95%, 8/15/2034 18,000 18,784
Jones Lang LaSalle, Inc.
6.88%, 12/1/2028 10,000 10,536
47,276
Residential REITs - 0 .6%
AvalonBay Communities, Inc.
REIT, 5.00%, 2/15/2033 14,000 14,154
REIT, 4.35%, 4/15/2048 40,000 32,782
Camden Property Trust
REIT, 2.80%, 5/15/2030 50,000 46,764
ERP Operating LP
REIT, 1.85%, 8/1/2031 18,000 15,819
Essex Portfolio LP
REIT, 4.88%, 2/15/2036 30,000 29,012
Mid-America Apartments LP
REIT, 1.70%, 2/15/2031 80,000 70,141
Store Capital LLC
REIT, 2.70%, 12/1/2031 20,000 17,547

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 300
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Residential REITs - 0.6% (continued)
UDR, Inc.
REIT, 5.13%, 9/1/2034 $ 10,000 $ 9,947
236,166
Retail REITs - 0 .5%
Brixmor Operating Partnership LP
REIT, 2.25%, 4/1/2028 10,000 9,603
REIT, 2.50%, 8/16/2031 87,000 77,670
REIT, 5.50%, 2/15/2034 7,000 7,122
Kimco Realty OP LLC
REIT, 4.85%, 3/1/2035 90,000 88,329
Regency Centers LP
REIT, 4.13%, 3/15/2028 15,000 14,958
REIT, 3.70%, 6/15/2030 26,000 25,216
222,898
Semiconductors & Semiconductor Equipment - 2 .1%
Applied Materials, Inc.
4.35%, 4/1/2047 50,000 42,303
Intel Corp.
5.13%, 2/10/2030 110,000 111,780
2.00%, 8/12/2031 47,000 41,011
5.15%, 2/21/2034 30,000 30,059
5.63%, 2/10/2043 54,000 52,013
3.73%, 12/8/2047 57,000 40,819
4.75%, 3/25/2050 130,000 106,817
4.95%, 3/25/2060 48,000 39,250
KLA Corp.
3.30%, 3/1/2050 20,000 13,711
4.95%, 7/15/2052 10,000 8,981
Micron Technology, Inc.
3.37%, 11/1/2041 30,000 23,170
QUALCOMM, Inc.
2.15%, 5/20/2030 80,000 73,281
5.40%, 5/20/2033 80,000 83,433
6.00%, 5/20/2053 35,000 35,786
TSMC Arizona Corp.
4.25%, 4/22/2032 200,000 198,473
900,887
Software - 4 .8%
Adobe, Inc.
4.80%, 4/4/2029 60,000 60,831
2.30%, 2/1/2030 33,000 30,444
5.30%, 1/17/2035 20,000 20,292
Autodesk, Inc.
2.85%, 1/15/2030 20,000 18,757
2.40%, 12/15/2031 10,000 8,810
Cadence Design Systems, Inc.
4.30%, 9/10/2029 50,000 49,858
Microsoft Corp.
1.35%, 9/15/2030 20,000 17,807
3.45%, 8/8/2036 3,000 2,686
2.53%, 6/1/2050 70,000 41,320
2.92%, 3/17/2052 70,000 44,532
2.68%, 6/1/2060 233,000 128,265
3.04%, 3/17/2062 95,000 56,887
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Software - 4.8% (continued)
Oracle Corp.
2.30%, 3/25/2028 $ 200,000 $ 190,918
4.95%, 2/4/2031 50,000 48,909
6.25%, 11/9/2032 170,000 174,489
4.70%, 9/27/2034 130,000 118,722
5.70%, 2/4/2036 110,000 105,638
3.60%, 4/1/2040 40,000 28,844
5.55%, 2/6/2053 280,000 222,731
6.70%, 2/4/2056 50,000 46,080
3.85%, 4/1/2060 220,000 127,475
Salesforce, Inc.
4.65%, 3/15/2029 50,000 50,097
5.20%, 3/15/2033 190,000 189,660
2.70%, 7/15/2041 100,000 68,216
6.55%, 3/15/2056 60,000 59,579
ServiceNow, Inc.
1.40%, 9/1/2030 17,000 14,814
Synopsys, Inc.
5.15%, 4/1/2035 130,000 130,014
2,056,675
Specialized REITs - 0 .5%
Equinix, Inc.
REIT, 3.20%, 11/18/2029 70,000 66,802
REIT, 3.90%, 4/15/2032 60,000 56,932
Public Storage Operating Co.
REIT, 1.95%, 11/9/2028 20,000 18,895
REIT, 5.35%, 8/1/2053 30,000 28,304
Weyerhaeuser Co.
REIT, 4.00%, 4/15/2030 30,000 29,240
REIT, 3.38%, 3/9/2033 30,000 27,037
227,210
Specialty Retail - 2 .1%
Home Depot, Inc. (The)
3.90%, 12/6/2028 240,000 238,749
4.25%, 4/1/2046 50,000 41,371
4.50%, 12/6/2048 75,000 62,994
4.95%, 9/15/2052 70,000 62,366
5.40%, 6/25/2064 55,000 51,625
Lowe's Cos., Inc.
3.65%, 4/5/2029 90,000 88,246
4.25%, 3/15/2031 60,000 59,053
2.63%, 4/1/2031 70,000 63,965
3.75%, 4/1/2032 30,000 28,493
5.50%, 10/15/2035 33,000 33,859
2.80%, 9/15/2041 138,000 97,450
4.55%, 4/5/2049 40,000 32,854
4.45%, 4/1/2062 26,000 19,757
5.85%, 4/1/2063 14,000 13,477
Tiffany & Co.
4.90%, 10/1/2044 10,000 9,094
903,353
Technology Hardware, Storage & Peripherals - 2 .8%
Apple, Inc.
1.20%, 2/8/2028 220,000 209,762
4.00%, 5/12/2028 50,000 49,974

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
ESG & Climate Investment Grade Corporate Core Index Fund (cont.)
301 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Technology Hardware, Storage & Peripherals - 2.8% (continued)
Apple, Inc. (continued)
4.30%, 5/10/2033 $ 120,000 $ 120,240
2.38%, 2/8/2041 110,000 78,024
4.45%, 5/6/2044 64,000 56,850
4.65%, 2/23/2046 90,000 80,909
4.85%, 5/10/2053 15,000 13,758
4.10%, 8/8/2062 47,000 35,816
Dell International LLC
4.75%, 4/1/2028 40,000 40,237
5.50%, 4/1/2035 80,000 81,395
8.10%, 7/15/2036 110,000 130,931
Hewlett Packard Enterprise Co.
4.50%, 3/23/2028 70,000 70,034
5.00%, 10/15/2034 110,000 107,483
HP, Inc.
4.00%, 4/15/2029 40,000 39,340
5.50%, 1/15/2033 70,000 71,289
6.00%, 9/15/2041 3,000 3,006
1,189,048
Textiles, Apparel & Luxury Goods - 0 .0% (e)
Ralph Lauren Corp.
2.95%, 6/15/2030 14,000 13,196
Water Utilities - 0 .1%
Essential Utilities, Inc.
5.38%, 1/15/2034 10,000 10,157
4.28%, 5/1/2049 10,000 7,893
5.30%, 5/1/2052 10,000 9,066
27,116
Wireless Telecommunication Services - 0 .4%
Vodafone Group plc
5.00%, 5/30/2038 48,000 47,142
4.88%, 6/19/2049 50,000 42,690
5.63%, 2/10/2053 70,000 65,614
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Wireless Telecommunication Services - 0.4% (continued)
Vodafone Group plc (continued)
5.88%, 6/28/2064 $ 20,000 $ 19,045
174,491
Total Corporate Bonds
(Cost $42,095,010) 41,108,751
Total Investments - 95.9%
(Cost $42,095,010) 41,108,751
Other assets less liabilities - 4.1% 1,758,820
NET ASSETS - 100.0% $42,867,571
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of April 30, 2026.
(b) Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in
effect as of period end.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2026.
(d) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $98,425 or 0.23% of net assets.
(e) Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
REIT — Real Estate Investment Trust
SCA — Limited partnership with share capital
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 194,279
Aggregate gross unrealized depreciation (1,212,985)
Net unrealized depreciation $ (1,018,706)
Federal income tax cost $ 42,127,457
Security Type % of Net Assets
Corporate Bonds 95 .9%
Others
(1)
4 .1
100 .0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 302
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Ultra-Short Income Fund
April 30, 2026 (Unaudited)
Investments
Principal
Amount Value
CORPORATE BONDS - 84.6%
Aerospace & Defense - 0.3%
L3Harris Technologies, Inc.
3.85%, 12/15/2026 $ 4,200,000 $ 4,191,199
Agricultural & Farm Machinery - 1.0%
AGCO Corp.
5.45%, 3/21/2027 1,250,000 1,258,970
CNH Industrial Capital LLC
1.45%, 7/15/2026 10,402,000 10,340,293
4.50%, 10/8/2027 2,500,000 2,501,867
14,101,130
Agricultural Products & Services - 0.4%
Bunge Ltd. Finance Corp.
4.90%, 4/21/2027 5,000,000 5,032,389
Application Software - 1.6%
Intuit, Inc.
5.25%, 9/15/2026 4,950,000 4,966,261
Salesforce, Inc.
4.50%, 3/15/2028 9,200,000 9,208,639
Synopsys, Inc.
4.55%, 4/1/2027 7,800,000 7,829,289
22,004,189
Asset Management & Custody Banks - 2.5%
BlackRock Funding, Inc.
4.60%, 7/26/2027 12,180,000 12,257,833
Blackstone Private Credit Fund
4.95%, 9/26/2027 1,290,000 1,280,320
Citadel Finance LLC
4.75%, 2/14/2029(a) 2,500,000 2,461,031
State Street Bank & Trust Co.
(SOFR + 0.46%), 4.12%,
11/25/2026(b) 2,610,000 2,613,550
State Street Corp.
(SOFR + 0.85%), 4.51%,
8/3/2026(b) 10,000,000 10,012,213
4.33%, 10/22/2027 7,040,000 7,056,388
35,681,335
Automobile Manufacturers - 1.6%
BMW US Capital LLC
(United States SOFR
Compounded Index + 0.78%),
4.44%, 3/19/2027(a)(b) 8,300,000 8,322,606
Hyundai Capital America
5.45%, 6/24/2026(a) 1,000,000 1,001,733
(SOFR + 1.50%), 5.15%,
1/8/2027(a)(b) 1,500,000 1,508,213
(SOFR + 1.04%), 4.70%,
3/19/2027(a)(b) 1,000,000 1,003,467
(SOFR + 1.04%), 4.71%,
6/24/2027(a)(b) 5,000,000 5,018,655
Mercedes-Benz Finance North America LLC
(SOFR + 0.71%), 4.39%,
3/10/2028(a)(b) 5,400,000 5,400,791
22,255,465
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Biotechnology - 0.8%
AbbVie, Inc.
(United States SOFR
Compounded Index + 0.48%),
4.14%, 3/3/2028(b) $ 11,000,000 $ 11,015,730
Broadline Retail - 0.2%
eBay, Inc.
1.40%, 5/10/2026 3,500,000 3,497,125
Cargo Ground Transportation - 0.3%
Ryder System, Inc.
1.75%, 9/1/2026 3,600,000 3,570,431
Commodity Chemicals - 0.6%
Chevron Phillips Chemical Co. LLC
3.40%, 12/1/2026(a) 9,000,000 8,950,358
Construction Machinery & Heavy Transportation Equipment
- 0.5%
Daimler Truck Finance North America LLC
(SOFR + 0.96%), 4.62%,
9/25/2027(a)(b) 3,570,000 3,579,784
(SOFR + 0.84%), 4.51%,
1/13/2028(a)(b) 4,100,000 4,104,762
7,684,546
Consumer Finance - 5.9%
AerCap Ireland Capital DAC
2.45%, 10/29/2026 8,000,000 7,935,002
American Express Co.
(United States SOFR
Compounded Index + 0.97%),
4.63%, 7/28/2027(b) 4,000,000 4,005,200
(SOFR + 0.59%), 4.28%,
2/9/2029(b) 5,700,000 5,707,834
American Honda Finance Corp.
(SOFR + 0.55%), 4.23%,
5/21/2026(b) 300,000 300,035
(SOFR + 0.77%), 4.43%,
3/12/2027(b) 5,000,000 5,006,000
(SOFR + 0.72%), 4.36%,
10/22/2027(b) 11,000,000 10,995,911
Avolon Holdings Funding Ltd.
4.95%, 1/15/2028(a) 3,200,000 3,211,446
4.20%, 4/15/2029(a) 2,050,000 2,012,836
General Motors Financial Co., Inc.
(United States SOFR
Compounded Index + 1.35%),
5.04%, 5/8/2027(b) 2,169,000 2,178,528
(SOFR + 1.29%), 4.96%,
1/7/2030(b) 7,500,000 7,516,027
John Deere Capital Corp.
(SOFR + 0.40%), 4.04%,
1/5/2027(b) 10,000,000 10,011,750
(SOFR + 0.60%), 4.27%,
6/11/2027(b) 2,000,000 2,004,947

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
303 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Consumer Finance - 5.9% (continued)
Toyota Motor Credit Corp.
(SOFR + 0.47%), 4.12%,
1/8/2027(b) $ 14,000,000 $ 14,013,645
Series B, (United States
SOFR Compounded Index +
0.45%), 4.12%, 1/12/2028(b) 7,300,000 7,293,530
82,192,691
Consumer Staples Merchandise Retail - 0.5%
Walmart, Inc.
(United States SOFR
Compounded Index + 0.43%),
4.09%, 4/28/2027(b) 6,500,000 6,511,731
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.
3.40%, 6/27/2026 1,000,000 997,982
Diversified Banks - 22.6%
Australia & New Zealand Banking Group Ltd.
(SOFR + 0.59%), 4.27%,
12/8/2028(a)(b) 14,380,000 14,416,194
Bank of America Corp.
(SOFR + 1.11%), 4.77%,
5/9/2029(b) 24,000,000 24,165,041
Bank of Montreal
(United States SOFR
Compounded Index + 0.62%),
4.30%, 9/15/2026(b) 3,300,000 3,303,433
4.06%, 9/22/2028(c) 7,200,000 7,167,529
Bank of New Zealand
(SOFR + 0.81%), 4.47%,
1/27/2027(a)(b) 4,000,000 4,010,716
Bank of Nova Scotia (The)
(SOFR + 0.61%), 4.29%,
9/15/2026(b) 1,780,000 1,782,257
Banque Federative du Credit Mutuel SA
(SOFR + 1.13%), 4.77%,
1/23/2027(a)(b) 2,940,000 2,954,022
(United States SOFR
Compounded Index + 1.07%),
4.76%, 2/16/2028(a)(b) 10,000,000 10,055,717
(United States SOFR
Compounded Index + 1.23%),
4.87%, 1/22/2030(a)(b) 2,900,000 2,924,584
Barclays plc
(SOFR + 1.49%), 5.15%,
3/12/2028(b) 9,000,000 9,060,812
(SOFR + 1.08%), 4.75%,
11/11/2029(b) 5,100,000 5,114,698
Canadian Imperial Bank of Commerce
(SOFR + 0.72%), 4.39%,
1/13/2028(b) 10,000,000 10,012,077
Citibank NA
4.93%, 8/6/2026 4,000,000 4,006,099
(United States SOFR
Compounded Index + 1.06%),
4.72%, 12/4/2026(b) 3,000,000 3,011,589
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 22.6% (continued)
Citigroup, Inc.
(SOFR + 0.77%), 4.45%,
6/9/2027(b) $ 3,500,000 $ 3,501,250
(SOFR + 0.87%), 4.52%,
3/4/2029(b) 10,286,000 10,296,945
Commonwealth Bank of Australia
4.42%, 3/14/2028 3,200,000 3,216,334
Credit Agricole SA
(SOFR + 0.87%), 4.53%,
3/11/2027(a)(b) 6,670,000 6,697,512
4.63%, 9/11/2028(a)(c) 5,210,000 5,212,453
Fifth Third Bank NA
(SOFR + 0.81%), 4.47%,
1/28/2028(b) 4,900,000 4,900,325
HSBC Holdings plc
3.90%, 5/25/2026 3,000,000 2,999,561
(SOFR + 1.04%), 4.73%,
11/19/2028(b) 1,800,000 1,807,858
(SOFR + 1.03%), 4.70%,
3/3/2029(b) 5,600,000 5,616,454
HSBC USA, Inc.
(SOFR + 0.97%), 4.65%,
6/3/2028(b) 4,500,000 4,524,476
JPMorgan Chase & Co.
(SOFR + 0.77%), 4.44%,
9/22/2027(b) 2,500,000 2,502,625
(SOFR + 0.80%), 4.44%,
1/24/2029(b) 9,100,000 9,120,164
Lloyds Banking Group plc
(United States SOFR
Compounded Index + 1.06%),
4.73%, 11/26/2028(b) 9,000,000 9,044,995
Morgan Stanley Bank NA
(SOFR + 0.87%), 4.52%,
5/26/2028(b) 8,740,000 8,753,958
Morgan Stanley Private Bank NA
(SOFR + 0.77%), 4.43%,
2/8/2030(b) 9,300,000 9,249,628
National Australia Bank Ltd.
(SOFR + 0.50%), 4.16%,
3/6/2028(a)(b) 3,000,000 3,004,140
(SOFR + 0.53%), 4.19%,
12/13/2028(a)(b) 9,700,000 9,706,838
National Bank of Canada
(United States SOFR
Compounded Index + 1.03%),
4.68%, 7/2/2027(b) 6,260,000 6,266,186
NatWest Markets plc
(SOFR + 0.90%), 4.59%,
5/17/2027(a)(b) 10,250,000 10,297,627
Nordea Bank Abp
(SOFR + 0.70%), 4.38%,
3/17/2028(a)(b) 7,700,000 7,729,098
PNC Financial Services Group, Inc. (The)
(SOFR + 0.62%), 4.28%,
1/26/2029(b) 8,500,000 8,493,591

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 304
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Banks - 22.6% (continued)
Royal Bank of Canada
(United States SOFR
Compounded Index + 0.46%),
4.15%, 8/3/2026(b) $ 5,000,000 $ 5,001,931
(United States SOFR
Compounded Index + 0.59%),
4.28%, 11/2/2026(b) 7,200,000 7,209,323
(United States SOFR
Compounded Index + 0.83%),
4.47%, 1/24/2029(b) 5,000,000 5,010,985
Santander UK Group Holdings plc
4.32%, 9/22/2029(c) 3,200,000 3,175,205
Skandinaviska Enskilda Banken AB
(SOFR + 0.89%), 4.55%,
3/5/2027(a)(b) 3,000,000 3,011,584
(United States SOFR
Compounded Index + 0.68%),
4.34%, 3/12/2029(a)(b) 3,300,000 3,298,267
Societe Generale SA
(SOFR + 1.41%), 5.08%,
4/13/2029(a)(b) 1,900,000 1,909,746
Sumitomo Mitsui Financial Group, Inc.
5.88%, 7/13/2026 7,100,000 7,124,725
(SOFR + 0.88%), 4.54%,
1/14/2027(b) 1,480,000 1,484,792
(SOFR + 1.17%), 4.82%,
7/9/2029(b) 1,500,000 1,514,856
Sumitomo Mitsui Trust Bank Ltd.
3.95%, 3/5/2029(a) 7,100,000 7,014,982
(SOFR + 0.71%), 4.37%,
3/5/2029(a)(b) 3,500,000 3,500,571
Swedbank AB
5.47%, 6/15/2026(a) 5,500,000 5,508,765
(SOFR + 1.03%), 4.70%,
11/20/2029(a)(b) 2,800,000 2,829,739
Toronto-Dominion Bank (The)
(SOFR + 0.59%), 4.27%,
9/10/2026(b) 2,000,000 2,001,954
4.57%, 12/17/2026 5,000,000 5,015,241
US Bancorp
Series X, 3.15%, 4/27/2027 3,377,000 3,348,206
Wells Fargo & Co.
3.00%, 10/23/2026 5,000,000 4,974,743
(SOFR + 0.78%), 4.42%,
1/24/2028(b) 8,000,000 8,010,504
Westpac Banking Corp.
(SOFR + 0.52%), 4.20%,
6/3/2026(b) 500,000 500,136
(SOFR + 0.82%), 4.47%,
7/1/2030(b) 930,000 938,610
317,311,651
Diversified Capital Markets - 1.6%
Deutsche Bank AG
(SOFR + 1.21%), 4.86%,
1/10/2029(b) 7,000,000 7,027,980
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Diversified Capital Markets - 1.6% (continued)
Deutsche Bank AG (continued)
6.82%, 11/20/2029(c) $ 7,000,000 $ 7,346,167
Macquarie Group Ltd.
(SOFR + 0.92%), 4.59%,
9/23/2027(a)(b) 3,000,000 3,005,393
UBS AG
4.30%, 3/16/2029(c) 4,500,000 4,495,474
21,875,014
Diversified Financial Services - 0.5%
JPMorgan Chase Bank NA
(SOFR + 1.00%), 4.68%,
12/8/2026(b) 2,000,000 2,007,800
LSEG US Fin Corp.
4.25%, 3/23/2029(a) 4,500,000 4,464,722
6,472,522
Diversified Metals & Mining - 1.3%
Glencore Funding LLC
(United States SOFR
Compounded Index + 0.75%),
4.40%, 10/1/2026(a)(b) 10,000,000 10,013,761
Rio Tinto Finance USA plc
(United States SOFR
Compounded Index + 0.84%),
4.52%, 3/14/2028(b) 8,000,000 8,027,554
18,041,315
Diversified Support Services - 0.2%
Element Fleet Management Corp.
6.27%, 6/26/2026(a) 2,820,000 2,823,712
Electric Utilities - 1.5%
Exelon Corp.
2.75%, 3/15/2027 11,500,000 11,363,777
Georgia Power Co.
4.00%, 10/1/2028 2,900,000 2,881,971
NextEra Energy Capital Holdings, Inc.
(United States SOFR
Compounded Index + 0.80%),
4.47%, 2/4/2028(b) 6,700,000 6,726,695
20,972,443
Electrical Components & Equipment - 0.7%
Eaton Corp.
3.85%, 3/6/2028 10,500,000 10,429,035
Electronic Components - 0.4%
Amphenol Corp.
(SOFR + 0.53%), 4.22%,
11/15/2027(b) 6,300,000 6,293,050
Fertilizers & Agricultural Chemicals - 0.2%
Nutrien Ltd.
4.50%, 3/12/2027 3,300,000 3,309,429
Food Distributors - 0.6%
Sysco Corp.
3.30%, 7/15/2026 3,000,000 2,994,473
3.25%, 7/15/2027 5,370,000 5,291,482
8,285,955

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
305 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Health Care Distributors - 0.1%
Cencora, Inc.
4.63%, 12/15/2027 $ 2,090,000 $ 2,097,941
Health Care Equipment - 2.6%
Abbott Laboratories
(United States SOFR
Compounded Index + 0.50%),
4.18%, 3/9/2029(b) 23,100,000 23,128,875
Augusta SpinCo Corp.
4.32%, 9/23/2027 2,000,000 1,996,735
GE HealthCare Technologies, Inc.
4.15%, 12/15/2028 1,800,000 1,788,334
Stryker Corp.
4.55%, 2/10/2027 6,300,000 6,324,725
Zimmer Biomet Holdings, Inc.
4.70%, 2/19/2027 3,906,000 3,921,710
37,160,379
Health Care Facilities - 0.3%
HCA, Inc.
5.25%, 6/15/2026 2,276,000 2,277,768
5.00%, 3/1/2028 1,660,000 1,673,915
3,951,683
Health Care Supplies - 0.2%
Medline Borrower LP
3.88%, 4/1/2029(a) 3,600,000 3,497,625
Homebuilding - 0.4%
Lennar Corp.
5.25%, 6/1/2026 6,300,000 6,303,346
Hotels, Resorts & Cruise Lines - 0.2%
Royal Caribbean Cruises Ltd.
7.50%, 10/15/2027 3,000,000 3,122,725
Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Generation LLC
(SOFR + 0.60%), 4.25%,
1/8/2028(b) 4,400,000 4,395,235
Insurance Brokers - 1.2%
Arthur J Gallagher & Co.
4.60%, 12/15/2027 10,230,000 10,259,079
Marsh & McLennan Cos., Inc.
(United States SOFR
Compounded Index + 0.70%),
4.39%, 11/8/2027(b) 6,905,000 6,911,112
17,170,191
Integrated Oil & Gas - 1.4%
Chevron USA, Inc.
(SOFR + 0.57%), 4.24%,
8/13/2028(b) 17,200,000 17,248,332
Saudi Arabian Oil Co.
4.00%, 2/2/2029(a) 2,670,000 2,631,097
19,879,429
Integrated Telecommunication Services - 2.4%
AT&T, Inc.
3.80%, 2/15/2027 23,000,000 22,937,207
Orange SA
4.00%, 1/13/2029(a) 3,000,000 2,974,194
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Integrated Telecommunication Services - 2.4% (continued)
Verizon Communications, Inc.
4.33%, 9/21/2028 $ 7,800,000 $ 7,806,080
33,717,481
Interactive Media & Services - 0.4%
Alphabet, Inc.
(SOFR + 0.52%), 4.21%,
11/15/2028(b) 5,000,000 5,014,600
Investment Banking & Brokerage - 2.1%
Charles Schwab Corp. (The)
(United States SOFR
Compounded Index + 0.52%),
4.19%, 5/13/2026(b) 1,000,000 1,000,094
(United States SOFR
Compounded Index + 1.05%),
4.73%, 3/3/2027(b) 6,500,000 6,530,615
LPL Holdings, Inc.
4.90%, 4/3/2028 2,500,000 2,506,687
Macquarie Bank Ltd.
5.27%, 7/2/2027(a) 1,290,000 1,305,495
(SOFR + 0.74%), 4.40%,
6/12/2028(a)(b) 13,000,000 13,054,144
Morgan Stanley
(SOFR + 1.02%), 4.66%,
4/13/2028(b) 4,456,000 4,472,220
28,869,255
IT Consulting & Other Services - 0.8%
Accenture Capital, Inc.
3.90%, 10/4/2027 4,500,000 4,487,763
International Business Machines Corp.
3.30%, 5/15/2026 6,500,000 6,498,086
10,985,849
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.
4.20%, 9/9/2027 4,520,000 4,510,826
Managed Health Care - 1.0%
Elevance Health, Inc.
4.50%, 10/30/2026 1,490,000 1,492,747
UnitedHealth Group, Inc.
(SOFR + 0.50%), 4.15%,
7/15/2026(b) 9,387,000 9,392,133
4.40%, 6/15/2028 3,000,000 3,009,730
13,894,610
Movies & Entertainment - 2.8%
Walt Disney Co. (The)
(United States SOFR
Compounded Index + 0.47%),
4.14%, 3/14/2029(b) 38,900,000 38,804,306
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc.
(United States SOFR
Compounded Index + 0.52%),
4.21%, 11/18/2027(b) 5,200,000 5,195,289
DTE Energy Co.
2.85%, 10/1/2026 3,100,000 3,082,020
8,277,309

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 306
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Office REITs - 0.2%
Boston Properties LP
REIT, 2.75%, 10/1/2026 $ 2,300,000 $ 2,284,894
Oil & Gas Equipment & Services - 0.1%
Baker Hughes Holdings LLC
4.05%, 3/11/2029 1,150,000 1,141,777
Schlumberger Holdings Corp.
5.00%, 5/29/2027(a) 641,000 646,141
1,787,918
Oil & Gas Exploration & Production - 0.2%
Diamondback Energy, Inc.
5.20%, 4/18/2027 3,371,000 3,399,854
Packaged Foods & Meats - 0.7%
Kraft Heinz Foods Co.
3.00%, 6/1/2026 8,400,000 8,390,096
Mondelez International, Inc.
4.13%, 5/7/2028 2,000,000 1,989,571
10,379,667
Pharmaceuticals - 5.9%
Eli Lilly & Co.
(SOFR + 0.53%), 4.18%,
10/15/2028(b) 7,100,000 7,118,574
GlaxoSmithKline Capital plc
(SOFR + 0.50%), 4.16%,
3/12/2027(b) 8,300,000 8,316,044
Merck & Co., Inc.
(SOFR + 0.57%), 4.25%,
3/15/2029(b) 27,500,000 27,545,567
Novartis Capital Corp.
4.40%, 3/18/2031 5,000,000 4,992,637
Pfizer, Inc.
(SOFR + 0.50%), 4.19%,
11/15/2027(b) 5,500,000 5,514,685
Sanofi SA
(SOFR + 0.46%), 4.15%,
11/3/2027(b) 12,500,000 12,535,066
(SOFR + 0.54%), 4.23%,
11/3/2028(b) 16,700,000 16,735,304
82,757,877
Property & Casualty Insurance - 0.9%
Allstate Corp. (The)
3.28%, 12/15/2026 12,313,000 12,253,341
Regional Banks - 5.4%
ANZ New Zealand International Ltd.
(SOFR + 0.61%), 4.25%,
1/22/2029(a)(b) 5,200,000 5,205,524
Citizens Financial Group, Inc.
2.85%, 7/27/2026 6,500,000 6,476,633
Huntington National Bank (The)
4.87%, 4/12/2028(c) 4,100,000 4,114,327
PNC Bank NA
4.54%, 5/13/2027(c) 7,500,000 7,500,725
(SOFR + 0.73%), 4.39%,
7/21/2028(b) 7,750,000 7,755,890
Santander Holdings USA, Inc.
6.12%, 5/31/2027(c) 3,250,000 3,253,974
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Regional Banks - 5.4% (continued)
Santander Holdings USA, Inc. (continued)
(SOFR + 1.61%), 5.27%,
3/20/2029(b) $ 7,000,000 $ 7,070,239
Truist Bank
(SOFR + 0.77%), 4.41%,
7/24/2028(b) 12,000,000 12,010,718
(SOFR + 0.66%), 4.32%,
1/27/2029(b) 18,000,000 17,991,360
4.14%, 10/23/2029(c) 5,000,000 4,956,610
76,336,000
Restaurants - 0.2%
Starbucks Corp.
4.50%, 5/15/2028 3,170,000 3,179,797
Self-Storage REITs - 0.3%
Public Storage Operating Co.
REIT, (United States SOFR
Compounded Index + 0.70%),
4.35%, 4/16/2027(b) 4,180,000 4,187,252
Semiconductors - 0.6%
Advanced Micro Devices, Inc.
4.21%, 9/24/2026 6,100,000 6,105,925
NXP BV
4.30%, 8/19/2028 1,700,000 1,695,240
7,801,165
Soft Drinks & Non-alcoholic Beverages - 1.8%
Keurig Dr Pepper, Inc.
(SOFR + 0.58%), 4.27%,
11/15/2026(b) 10,010,000 10,017,507
(United States SOFR
Compounded Index + 0.88%),
4.56%, 3/15/2027(b) 2,500,000 2,502,808
Pepsico Singapore Financing I Pte. Ltd.
(United States SOFR
Compounded Index + 0.56%),
4.25%, 2/16/2027(b) 12,200,000 12,233,514
24,753,829
Specialized Finance - 0.6%
NTT Finance Corp.
(SOFR + 1.08%), 4.74%,
7/16/2028(a)(b) 8,000,000 8,055,678
Systems Software - 1.3%
Oracle Corp.
(SOFR + 0.76%), 4.45%,
8/3/2028(b) 9,400,000 9,228,559
VMware LLC
1.40%, 8/15/2026 9,495,000 9,422,028
18,650,587
Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC
4.75%, 4/1/2028 2,750,000 2,766,314
Hewlett Packard Enterprise Co.
4.45%, 9/25/2026 3,770,000 3,775,411
6,541,725

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
307 FLEXSHARES SEMIANNUAL REPORT
Investments
Principal
Amount Value
CORPORATE BONDS (continued)
Telecom Tower REITs - 0.2%
American Tower Corp.
REIT, 3.38%, 10/15/2026 $ 2,911,000 $ 2,899,644
Trading Companies & Distributors - 1.5%
GATX Corp.
3.25%, 9/15/2026 8,931,000 8,897,709
Sumisho Air Lease Corp.
3.75%, 6/1/2026 1,000,000 999,406
1.88%, 8/15/2026 10,925,000 10,838,243
20,735,358
Transaction & Payment Processing Services - 1.2%
Fiserv, Inc.
3.20%, 7/1/2026 5,700,000 5,689,395
Mastercard, Inc.
(United States SOFR
Compounded Index + 0.44%),
4.12%, 3/15/2028(b) 6,900,000 6,905,037
PayPal Holdings, Inc.
(SOFR + 0.67%), 4.33%,
3/6/2028(b) 4,700,000 4,707,768
17,302,200
Total Corporate Bonds
(Cost $1,187,513,758) 1,188,460,003
ASSET-BACKED SECURITIES - 7.3%
American Credit Acceptance Receivables Trust
Series 2025-3, Class B, 4.75%,
9/12/2029(a) 6,435,000 6,447,113
Americredit Automobile Receivables Trust
Series 2022-1, Class D, 3.23%,
2/18/2028 7,570,000 7,534,466
Capital One Multi-Asset Execution Trust
Series 2024-A1, Class A, 3.92%,
9/15/2029 9,000,000 8,988,296
CarMax Auto Owner Trust
Series 2023-1, Class D, 6.27%,
11/15/2029 2,600,000 2,636,873
Carvana Auto Receivables Trust
Series 2025-P2, Class A2, 4.56%,
8/10/2028 2,232,954 2,235,295
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%,
9/15/2028 1,900,000 1,908,514
Evergreen Credit Card Trust
Series 2024-1A, Class B, 5.51%,
7/15/2028(a) 3,400,000 3,407,627
Series 2024-CRT4, Class B,
5.25%, 10/15/2028(a) 5,000,000 5,018,180
Exeter Automobile Receivables Trust
Series 2025-2A, Class D, 5.89%,
7/15/2031 1,100,000 1,116,849
GM Financial Automobile Leasing Trust
Series 2024-1, Class A3, 5.09%,
3/22/2027 44,126 44,156
Investments
Principal
Amount Value
GM Financial Consumer Automobile Receivables Trust
Series 2024-4, Class A2A, 4.53%,
10/18/2027 $ 38,214 $ 38,225
Honda Auto Receivables Owner Trust
Series 2023-3, Class A3, 5.41%,
2/18/2028 1,668,513 1,676,710
Hyundai Auto Receivables Trust
Series 2024-C, Class A2A, 4.53%,
9/15/2027 139,506 139,592
Series 2023-B, Class A3, 5.48%,
4/17/2028 1,660,386 1,668,240
John Deere Owner Trust
Series 2024-C, Class A2A, 4.36%,
8/16/2027 350,228 350,327
Kubota Credit Owner Trust
Series 2025-1A, Class A2, 4.61%,
12/15/2027(a) 847,678 849,818
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A3, 5.95%,
11/15/2028 1,282,352 1,294,377
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A,
1.33%, 4/15/2069(a) 633,411 581,247
Pagaya Ai Debt Grantor Trust
Series 2025-6, Class A2, 4.50%,
4/15/2033(a) 1,099,899 1,097,018
Series 2025-6, Class B, 4.88%,
4/15/2033(a) 3,199,705 3,182,706
Series 2025-6, Class C, 5.01%,
4/15/2033(a) 1,099,899 1,094,781
PK ALIFT Loan Funding 7 LP
Series 2025-2, Class A, 4.75%,
3/15/2043(a) 4,291,069 4,244,502
Research-Driven Pagaya Motor Asset Trust
Series 2026-1A, Class A3, 4.86%,
1/25/2035(a) 4,140,000 4,116,773
Series 2026-2A, Class B, 5.82%,
2/26/2035(a) 4,100,000 4,062,811
Santander Drive Auto Receivables Trust
Series 2025-2, Class A2, 4.71%,
6/15/2028 2,198,923 2,200,241
Series 2026-1, Class A3, 3.93%,
7/15/2030 5,200,000 5,172,069
Series 2024-4, Class D, 5.32%,
12/15/2031 4,920,000 4,957,847
Santander Mortgage Asset Receivable Trust
Series 2026-CES1, Class A1A,
4.88%, 1/25/2056(a)(d) 3,884,443 3,855,490
Toyota Auto Receivables Owner Trust
Series 2023-C, Class A3, 5.16%,
4/17/2028 2,108,313 2,117,360
Trillium Credit Card Trust II
Series 2025-1A, Class B, 4.41%,
9/26/2030(a) 2,300,000 2,295,622
Series 2026-1A, Class A, 4.25%,
3/26/2031(a)(c) 3,700,000 3,699,976
Series 2026-1A, Class B, 4.61%,
3/26/2031(a) 3,700,000 3,695,476

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 308
Investments
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Verizon Master Trust
Series 2023-4, Class A1A, 5.16%,
6/20/2029 $ 3,410,000 $ 3,415,783
Series 2024-4, Class B, 5.40%,
6/20/2029 3,000,000 3,006,757
Series 2023-4, Class C, 5.65%,
6/20/2029 4,500,000 4,507,984
Total Asset-Backed Securities
(Cost $102,829,750) 102,659,101
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.8%
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1B,
5.06%, 2/25/2066(a)(d) 2,862,000 2,844,823
Bravo Residential Funding Trust
Series 2025-NQM1, Class A1,
5.60%, 12/25/2064(a)(d) 5,854,325 5,888,171
Chase Home Lending Mortgage Trust
Series 2024-2, Class A4A, 6.00%,
2/25/2055(a)(c) 1,238,042 1,241,985
J.P. Morgan Mortgage Trust
Series 2025-NQM1, Class A1,
5.59%, 6/25/2065(a)(d) 2,868,580 2,882,732
OBX Trust
Series 2024-NQM11, Class A1,
5.87%, 6/25/2064(a)(d) 2,866,519 2,888,653
Series 2024-NQM16, Class A1,
5.53%, 10/25/2064(a)(d) 1,516,757 1,526,870
Provident Funding Mortgage Trust
Series 2025-2, Class A4, 5.50%,
6/25/2055(a)(c) 4,053,587 4,053,374
PRPM Trust
Series 2025-NQM1, Class A3,
6.26%, 11/25/2069(a)(d) 1,415,220 1,423,325
Santander Mortgage Asset Receivable Trust
Series 2026-NQM3, Class A1FC,
5.09%, 3/25/2066(a)(d) 2,686,908 2,683,775
Total Collateralized Mortgage Obligations
(Cost $25,399,547) 25,433,708
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
BPR Trust
Series 2023-BRK2, Class A,
7.15%, 10/5/2038(a)(c) 1,780,000 1,832,353
BX Commercial Mortgage Trust
Series 2019-IMC, Class A, 4.70%,
4/15/2034(a)(c) 2,354,897 2,343,838
Series 2024-XL4, Class A, 5.10%,
2/15/2039(a)(c) 4,235,671 4,239,641
BXP Trust
Series 2017-GM, Class A, 3.38%,
6/13/2039(a) 4,600,000 4,530,156
Investments
Principal
Amount Value
FRESB Mortgage Trust
Series 2022-SB94, Class A5F,
1.64%, 11/25/2026(c) $ 3,730,507 $ 3,676,248
Total Commercial Mortgage-Backed Securities
(Cost $16,651,886) 16,622,236
U.S. TREASURY OBLIGATIONS - 1.0%
U.S. Treasury Notes
4.38%, 7/31/2026
1,000,000
1,001,623
3.75%, 8/15/2027
4,250,000
4,244,023
3.88%, 10/15/2027
8,000,000
8,000,000
Total U.S. Treasury Obligations
(Cost $13,247,515) 13,245,646
MUNICIPAL BONDS - 0.2%
New Jersey Transportation Trust Fund Authority
Series 2024BB, 4.61%,
6/15/2026 (Cost $2,875,437) 2,876,925
SHORT-TERM INVESTMENTS - 3.3%
U.S. GOVERNMENT AGENCY SECURITIES - 2.9%
FNMA
3.52%, 5/1/2026
(Cost $41,000,000) 41,000,000 40,995,911
U.S. TREASURY OBLIGATIONS - 0.4% (e)
U.S. Treasury Bills
3.52%, 7/9/2026
(Cost $5,259,922) 5,295,000 5,258,424
Total Short-Term Investments
(Cost $46,259,922) 46,254,335
Total Investments - 99.4%
(Cost $1,394,777,815) 1,395,551,954
Other assets less liabilities - 0.6% 8,786,124
NET ASSETS - 100.0% $1,404,338,078
(a) Security exempt from registration pursuant to Rule 144A
under the Securities Act of 1933, as amended. These
securities may be resold in transactions exempt from
registration to qualified institutional investors. At April
30, 2026, the value of these securities amounted to
approximately $294,364,559 or 20.96% of net assets.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect
as of April 30, 2026.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current
interest rates and prepayments on the underlying pool of
assets. The interest rate shown was the current rate as
of April 30, 2026.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Ultra-Short Income Fund (cont.)
309 FLEXSHARES SEMIANNUAL REPORT
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the
future at a contingent upon predetermined trigger. The
interest rate shown was the current rate as of April 30,
2026.
(e) The rate shown was the current yield as of April 30,
2026.
Percentages shown are based on Net Assets.
Abbreviations
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,224,372
Aggregate gross unrealized depreciation (1,450,233)
Net unrealized appreciation $ 774,139
Federal income tax cost $ 1,394,777,815
FlexShares® Ultra-Short Income invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2026:
Australia 4.8%
Canada 5.5
Finland 0.6
France 2.3
Germany 2.6
Ireland 0.9
Japan 2.0
Netherlands 0.1
New Zealand 0.7
Saudi Arabia 0.2
Sweden 1.0
Switzerland 0.3
United Kingdom 4.3
United States 74.1
Other
1
0.6
100.0%
1
Includes any non-fixed-income securities and net other assets (liabilities).
Security Type % of Net Assets
Corporate Bonds 84.6%
Asset-Backed Securities 7.3
Collateralized Mortgage Obligations 1.8
Commercial Mortgage-Backed Securities 1.2
U.S. Treasury Obligations 1.0
Municipal Bonds 0.2
Short-Term Investments 3.3
Others
(1)
0.6
100.0%
(1)
Includes any other net assets/(liabilities).

FLEXSHARES SEMIANNUAL REPORT 310
See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
Schedule of Investments
FlexShares
®
Core Select Bond Fund
April 30, 2026 (Unaudited)
Investments Shares Value
EXCHANGE TRADED FUNDS - 99.2%
FlexShares® Credit-Scored
US Corporate Bond Index
Fund(a) 840,331 $ 40,875,296
FlexShares® Credit-Scored US
Long Corporate Bond Index
Fund(a) 77,376 3,212,288
FlexShares® Disciplined
Duration MBS Index Fund(a) 1,021,178 21,133,687
FlexShares® iBoxx® 3-Year
Target Duration TIPS Index
Fund(a) 143,355 3,503,597
FlexShares® Ultra-Short Income
Fund(a) 118,518 8,939,220
iShares 10+ Year Investment
Grade Corporate Bond ETF 15 744
iShares 1-3 Year Treasury Bond
ETF(b) 160 13,197
iShares 1-5 Year Investment
Grade Corporate Bond ETF 250 13,147
iShares 20+ Year Treasury Bond
ETF(b) 3,640 311,657
iShares 3-7 Year Treasury Bond
ETF 3,295 389,568
iShares 5-10 Year Investment
Grade Corporate Bond ETF(b) 2,965 158,005
iShares 7-10 Year Treasury Bond
ETF 135 12,822
iShares MBS ETF 181,647 17,216,503
iShares U.S. Treasury Bond
ETF(b) 3,141,134 71,680,678
Total Exchange Traded Funds
(Cost $167,957,745) 167,460,409
Principal
Amount
SECURITIES LENDING REINVESTMENTS - 0 .7% (c)
REPURCHASE AGREEMENTS - 0 .7%
CF Secured LLC
3.61%, dated 4/30/2026, due
5/1/2026, repurchase price
$877,033, collateralized by
various U.S. Treasury Securities,
ranging from 0.00% - 6.38%,
maturing 5/12/2026 - 2/15/2056;
total market value $10,194,752 $ 876,945 876,945
The Bank of Nova Scotia, Toronto
3.77%, dated 4/30/2026, due
5/1/2026, repurchase price
$250,026, collateralized by
various Common Stocks; total
market value $281,439 250,000 250,000
1,126,945
Total Securities Lending Reinvestments
(Cost $1,126,945) 1,126,945
Investments
Principal
Amount Value
SHORT-TERM INVESTMENTS - 0 .4% (d) (e)
U.S. TREASURY OBLIGATIONS - 0 .4%
U.S. Treasury Bills
3.65%, 10/15/2026(d) $ 619,000 $ 608,684
3.77%, 5/7/2026 140,000 139,916
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $748,618) 748,600
Total Investments - 100.3%
(Cost $169,833,308) 169,335,954
Liabilities in excess of other assets - (0.3%) (430,547)
NET ASSETS - 100.0% $168,905,407
(a) Investment in affiliated Fund. Northern Trust
Investments, Inc. is the Investment Adviser to both the
Fund and the affiliated Funds.
(b) The security or a portion of this security is on loan at
April 30, 2026. The total value of securities on loan
at April 30, 2026 was $1,376,644, collateralized in
the form of cash with a value of $1,126,945 that was
reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of
Investments and $295,093 of collateral in the form of
U.S. Government Treasury Securities, interest rates
ranging from 1.00% – 4.13%, and maturity dates ranging
from November 30, 2031 – February 15, 2049; a total
value of $1,422,038.
(c) The security was purchased with cash collateral held
from securities on loan at April 30, 2026. The total value
of securities purchased was $1,126,945.
(d) All or a portion of the security pledged as collateral for
Futures Contracts.
(e) The rate shown was the current yield as of April 30,
2026.
Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
311 FLEXSHARES SEMIANNUAL REPORT
Abbreviations
ETF — Exchange Traded Fund
TIPS — Treasury inflation protected securities ("TIPS") are
debt securities issued by the US Treasury whose
principal and/or interest payments are adjusted
for inflation, unlike debt securities that make fixed
principal and interest payments. The interest rate
paid by the TIPS is fixed, while the principal value
rises or falls based on changes in a published
Consumer Price Index (“CPI”). Thus, if inflation
occurs, the principal and interest payments on the
TIPS are adjusted accordingly to protect investors
from inflationary loss.  During a deflationary
period, the principal and interest payments
decrease, although the TIPS principal amounts
will not drop below their face amounts at maturity.
In exchange for the inflation protection, the TIPS
generally pay lower interest rates than typical US
Treasury securities. Only if inflation occurs will
TIPS offer a higher real yield than a conventional
Treasury security of the same maturity.
As of April 30, 2026, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investments (including derivative instruments, if applicable) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 135,334
Aggregate gross unrealized depreciation (1,612,687)
Net unrealized depreciation $ (1,477,353)
Federal income tax cost $ 170,573,450

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
FLEXSHARES SEMIANNUAL REPORT 312
Investment in a company which was affiliated for the period ended April 30, 2026, was as follows:
Security
Value
October 31,
2025
Purchases at
Cost
Sales
Proceeds
Shares
April 30, 2026
Value
April 30, 2026
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Realized
Loss
FlexShares®
Credit-Scored
US Corporate
Bond Index
Fund $ 13,711,722 $ 28,077,981 $ 515,836 840,331 $ 40,875,296 $ (419,138) $ 764,614 $ 20,567
FlexShares®
Credit-Scored
US Long
Corporate
Bond Index
Fund 705,385 2,651,743 41,146 77,376 3,212,288 (105,140) 73,752 1,446
FlexShares®
Disciplined
Duration MBS
Index Fund 18,153,731 3,458,498 265,695 1,021,178 21,133,687 (230,350) 437,190 17,503
FlexShares®
iBoxx®
3-Year Target
Duration TIPS
Index Fund 2,956,357 566,344 43,124 143,355 3,503,597 23,953 40,149 67
FlexShares® Ultra-
Short Income
Fund 18,499,450 10,784,481 20,261,682 118,518 8,939,220 (64,932) 420,604 (18,097)
$54,026,645 $45,539,047 $21,127,483 2,200,758 $77,664,088 $(795,607) $1,736,309 $21,486
Futures Contracts
FlexShares
®
Core Select Bond Fund had the following open futures contracts as of April 30, 2026:
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount
Value and
Unrealized
Appreciation /
( Depreciation ) *
Long Contracts
U.S. Treasury 2 Year Note 247 06/30/2026 USD $ 51,159,875 $ (79,905)
U.S. Treasury Long Bond 49 06/18/2026 USD 5,529,344 (182,189)
U.S. Treasury Ultra Bond 56 06/18/2026 USD 6,441,750 (42,380)
$ (304,474)
Short Contracts
U.S. Treasury 10 Year Ultra Note (83) 06/18/2026 USD $ (9,367,328) $ 64,617
$(239,857)
*
This amount represents the cumulative appreciation/depreciation on futures contracts. Current day’s variation margin is reported within the
Statement of Assets and Liabilities for futures contracts.
Abbreviations:
USD — US Dollar

See Accompanying Notes to the Financial Statements.
FlexShares Trust
Statements of Operations
FlexShares
®
Core Select Bond Fund (cont.)
313 FLEXSHARES SEMIANNUAL REPORT
Security Type % of Net Assets
Exchange Traded Funds 99 .2%
Securities Lending Reinvestments 0 .7
Short-Term Investments 0 .4
Others
(1)
( 0 .3 )
100 .0%
(1)
Includes any other net assets/(liabilities).

Notes to the Financial Statements
April 30, 2026 (Unaudited)
FLEXSHARES SEMIANNUAL REPORT 314
1. Organization
FlexShares
®
Trust (the “Trust”), a Maryland statutory
trust, was formed on May 13, 2010, originally named NT
ETF Trust and renamed FlexShares
®
Trust as of April 12,
2011. The Trust is registered as an open-end manage-
ment investment company under the Investment Com-
pany Act of 1940 (“1940 Act”), as amended. The Trust
consists of  twenty-seven operational exchange-traded
funds as of April 30, 2026 (each a “Fund” and collective-
ly, the “Funds”).
FlexShares
®
ESG & Climate US Large Cap Core Index
Fund is a non-diversified series of the Trust, pursuant
to the 1940 Act. Each of the other Funds are diversified
series of the Trust, pursuant to the 1940 Act.
Each Fund, except the FlexShares
®
Ultra-Short Income
Fund and the FlexShares
®
Core Select Bond Fund,
seeks to provide investment results that correspond
generally to the price and yield performance, before
fees and expenses, of a specified benchmark index
(each an “Underlying Index”). The FlexShares
®
US
Quality Low Volatility Index Fund, FlexShares
®
Devel-
oped Markets ex-US Quality Low Volatility Index Fund,
FlexShares
®
Emerging Markets Quality Low Volatility
Index Fund, FlexShares
®
US Quality Large Cap Index
Fund, FlexShares
®
ESG & Climate US Large Cap Core
Index Fund, FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
Quality Dividend De-
fensive Index Fund, FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Qual-
ity Dividend Dynamic Index Fund, FlexShares
®
Cred-
it-Scored US Corporate Bond Index Fund, FlexShares
®
Credit-Scored US Long Corporate Bond Index Fund,
FlexShares
®
High Yield Value-Scored Bond Index Fund,
and the FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund seek to track Underlying
Indexes developed by Northern Trust Investments, Inc.
("NTI" or "Investment Adviser"), an indirect subsidiary
of Northern Trust Corporation.The FlexShares
®
Morn-
ingstar US Market Factor Tilt Index Fund, FlexShares
®
Morningstar Developed Markets ex-US Factor Tilt Index
Fund, FlexShares
®
Morningstar Emerging Markets Fac-
tor Tilt Index Fund and FlexShares
®
Morningstar Global
Upstream Natural Resources Index Fund seek to track
Underlying Indexes sponsored by Morningstar, Inc. The
FlexShares
®
STOXX
®
US ESG Select Index Fund, Flex-
Shares
®
STOXX
®
Global ESG Select Index Fund, and
FlexShares
®
STOXX
®
Global Broad Infrastructure Index
Fund seek to track Underlying Indexes sponsored by
STOXX Ltd. The FlexShares
®
iBoxx
®
3-Year Target Du-
ration TIPS Index Fund and FlexShares
®
iBoxx
®
5-Year
Target Duration TIPS Index Fund seek to track Underly-
ing Indexes sponsored by S&P Dow Jones Indices LLC.
The FlexShares
®
Disciplined Duration MBS Index Fund
seeks to track an Underlying Index sponsored by ICE
Data Indices, LLC.
The FlexShares
®
Core Select Bond Fund seeks to
achieve its investment objective by investing, under
normal circumstances, at least 80% of its net assets  in
U.S. dollar-denominated investment-grade fixed-in-
come securities either directly or indirectly through Flex-
Shares
®
ETFs, unaffiliated ETFs and other registered
investment companies. The investment performance of
FlexShares
®
Core Select Bond Fund is directly related
to the performance of the underlying funds in which it
invests (“Underlying Funds”).
The FlexShares
®
Ultra-Short Income Fund and the Flex-
Shares
®
Core Select Bond Fund are actively managed
and do not seek to replicate the performance of a spec-
ified index. The FlexShares
®
Ultra-Short Income Fund
seeks maximum current income consistent with the
preservation of capital and liquidity. The FlexShares
®
Core Select Bond Fund seeks total return and preser-
vation of capital.
Each Fund, except the FlexShares
®
Ultra-Short Income
Fund and the FlexShares
®
Core Select Bond Fund, is
referred to herein as an “Index Fund.” Each Fund is
managed by the Investment Adviser.
2. Significant Accounting Policies
The Trust, which is an investment company, follows
accounting and reporting guidance under Financial Ac-
counting Standards Board (“FASB”) Accounting Stan-
dards Codification Topic 946, “Financial Services-In-
vestment Companies.” The following is a summary of
significant accounting policies followed by the Funds
in the preparation of their financial statements. These
policies are in conformity with accounting principles
generally accepted in the United States of America
(“U.S. GAAP”). The preparation of financial statements
in conformity with U.S. GAAP requires management to
make estimates and assumptions that affect the report-
ed amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

315 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Investment Valuation
Each Fund’s net asset value (“NAV”) is determined dai-
ly as of the close of regular trading on the New York
Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern
time, on each day the NYSE is open for trading, based
on prices at the time of closing provided that any U.S.
fixed-income assets may be valued as of the announced
closing time for trading in fixed-income instruments on
any day that the Securities Industry and Financial Mar-
kets Association announces an early closing time. The
NAV of a Fund is calculated by dividing the value of all
assets of the Fund (including accrued interest and div-
idends), less all liabilities (including accrued expenses
and dividends declared but unpaid), by the total number
of shares outstanding.
The investments of the Funds are valued at fair value
pursuant to the pricing policy and procedures approved
by the Trust’s Board of Trustees (“Board”). The Funds’
investments are valued using market quotations when
available. The Board has designated NTI as the valua-
tion designee pursuant to Rule 2a-5 under the 1940 Act
to perform fair value determinations relating to any or all
Fund investments. Accordingly, when market quotations
are not readily available, are deemed unreliable, or do
not reflect material events occurring between the close
of local markets and the time of valuation, NTI values
Fund securities at fair value as determined in good faith
in accordance with the Funds’ fair value pricing proce-
dures as approved by the Board. Such circumstances
include periods when trading in a security is suspend-
ed, the exchange or market on which a security trades
closes early, the trading volume in a security is limit-
ed, corporate actions and announcements take place,
or regulatory news affecting an issuer is released, such
as government approvals. The Board oversees NTI in
its role as valuation designee in accordance with the
requirements of Rule 2a-5 under the 1940 Act. Addi-
tionally, NTI, in its discretion, may make adjustments
to the prices of securities held by a Fund if an event
occurs after the publication of market values normally
used by NTI on behalf of a Fund but before the time
as of which the Fund calculates its NAV, depending on
the nature and significance of the event, consistent with
applicable regulatory guidance and the Trust’s fair value
procedures. Other events that can trigger fair valuing of
foreign securities include, for example, significant fluctu-
ations in general market indicators, government actions,
or natural disasters.
The use of fair valuation involves the risk that the values
used by NTI to price a Fund’s investments may be high-
er or lower than the values used by other investment
companies and investors to price the same investments.
Fair value pricing involves subjective judgments and it
is possible that a fair value determination for a portfo-
lio security may be materially different than the value
that could be realized upon the sale of such security.
In addition, fair value pricing could result in a difference between the prices used to calculate an Index Fund’s
NAV and the prices used by an Index Fund’s Underly-
ing Index. This difference may adversely affect an Index
Fund’s ability to track its Underlying Index. Portfolio se-
curities of certain Funds are listed on foreign exchanges
and their values may change on days when sharehold-
ers will not be able to purchase or sell Fund shares.
Security prices are generally provided by independent
pricing services. Portfolio securities listed or traded
on domestic securities exchanges or the NASDAQ/
NMS, including dollar-denominated foreign securities
or American Depositary Receipts (“ADRs”), are valued
at the closing price, or last sale price, reported on the
exchange or system where the security is principally
traded. The closing price for securities traded on the
NASDAQ/NMS is the Nasdaq Official Closing Price
(“NOCP”). If there have been no sales for that day on
the exchange or system where the security is principally
traded, then the value is determined with reference to
the last sale price, or the NOCP, if applicable, on any
other exchange or system. If there have been no sales
of the security for that day on any exchange or system,
the security is valued at fair value pursuant to the Trust’s fair value procedures.
Securities that are traded regularly in the over-the-
counter market (other than the NASDAQ/NMS), includ-
ing securities listed on exchanges but primarily traded
over-the-counter, are valued on the basis of bid quotes
or the mean between the bid and asked quotes based
upon quotes furnished by one or more broker-dealers or
market makers for those securities. Securities that may
be traded over-the-counter include equity securities,
fixed-income securities, non-exchange-listed foreign
securities, and certain derivative instruments. Fixed-in-
come securities may be valued using prices provided di-
rectly from one or more broker-dealers, market makers,
or independent third-party pricing services which may
use matrix pricing and valuation models, as well as re-
cent market transactions for the same or similar assets,
to derive values when such prices are believed to reflect

FLEXSHARES SEMIANNUAL REPORT 316
Notes to the Financial Statements (cont.)
fair market values of such securities. Such prices may
be determined by taking into account securities prices,
yields, maturities, call features, ratings, prepayment
speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related
to specific securities.
Fixed-income securities maturing within a relatively
short period, less than 60 days, are valued at amortized
cost when it approximates fair value.
Foreign equity securities are generally priced at the
closing price or last sales price reported on the foreign
exchange on which they are principally traded. If there
have been no sales for that day on the primary ex-
change, then the value is determined with reference to
the last sale price on any other exchange. If there have
been no sales of the security for that day on any ex-
change, the security will be valued at fair value pursuant
to the Trust’s fair value procedures. Spot and forward
foreign currency exchange contracts generally are val-
ued using an independent pricing service. The value of
assets denominated in foreign currencies is converted
into U.S. dollars using exchange rates deemed appro-
priate by NTI as Investment Adviser. Any use of a differ-
ent rate from the rates used by an Underlying Index’s
index provider may adversely affect an Index Fund’s
ability to track its Underlying Index. An Underlying In-
dex’s index provider determines the composition and
relative weightings of the securities in the Underlying
Index and publishes information regarding the market
value of the Underlying Index.
Exchange-traded financial futures and options thereon
are valued at the settlement price as established by the
exchange on which they are traded. Over-the-counter
options are valued at broker-provided bid prices, as are
swaps. The foregoing prices may be obtained from one
or more independent pricing services or, as needed or
applicable, independent broker-dealers. If there was no
sale on that day, and for other non-exchange traded de-
rivatives, the contract is valued at fair value pursuant to
the Trust’s fair value procedures.
Each Fund relies on various sources to calculate its
NAV. The ability of the Funds’ administrator to calculate
the NAV per share of the Funds is subject to operation-
al risks associated with processing or human errors,
systems or technology failures, and errors caused by
third party service providers, data sources, or trading
counterparties. Such failures may result in delays in the
calculation of the Funds’ NAVs and/or the inability to cal-
culate NAV over extended time periods. The Funds may
be unable to recover any losses associated with such
failures, and it may be necessary for alternative proce-
dures to be followed to price portfolio securities when
determining the Funds’ NAVs.
Various inputs are used in determining the value of each
Fund’s investments. These inputs are summarized in
three levels listed below:
Level 1—Quoted prices in active markets for
identical assets on the measurement date.
Level 2—Other significant observable inputs
(including quoted prices for similar securities,
interest rates, prepayment speeds, credit risk,
etc.).
Level 3—Significant unobservable inputs
(including the Funds’ own assumptions in
determining the fair value of investments).
The inputs or methodology used for valuing securities
are not necessarily an indication of the risk associated
with investing in those securities. For example, short-
term debt securities may be valued at amortized cost,
as long as amortized cost approximates the current fair
value of a security, but since the valuation is not ob-
tained from a quoted price in an active market, such se-
curities are reflected as Level 2.
The following is a summary of the valuations as of April
30, 2026 for each Fund based upon the three levels de-
fined above. The value of Level 3 securities compared
to the total Fund net assets is not material and, there-
fore, the reconciliation of Level 3 securities and related
valuation techniques are not disclosed. Please refer to
the Schedules of Investments to view equity and debt
securities segregated by industry type, where applica-
ble.

317 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 168,364,152 $ — $ — $ 168,364,152
Securities Lending Reinvestments
Repurchase Agreements — 981,048 — 981,048
Short-Term Investments — 86,533 — 86,533
Total Investments $ 168,364,152 $ 1,067,581 $ — $ 169,431,733
Other Financial Instruments
Assets
Futures Contracts $ 93,197 $ — $ — $ 93,197
Total Other Financial Instruments $ 93,197 $ — $ — $ 93,197
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund
Investments
Common Stocks* $ 52,111,319 $ — $ — $ 52,111,319
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 1,851,667 — 1,851,667
Total Investments $ 52,111,319 $ 1,851,667 $ — $ 53,962,986
Other Financial Instruments
Assets
Futures Contracts $ 36,130 $ — $ — $ 36,130
Forward Foreign Currency Contracts — 2,190 — 2,190
Liabilities
Forward Foreign Currency Contracts $ — $ (7,059) $ — $ (7,059)
Total Other Financial Instruments $ 36,130 $ (4,869) $ — $ 31,261
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks
Ground Transportation $ 67,878 $ — $ 1,659 $ 69,537
Other* 15,747,742 — — 15,747,742
Total Investments $ 15,815,620 $ — $ 1,659 $ 15,817,279
Other Financial Instruments
Assets
Futures Contracts $ 15,510 $ — $ — $ 15,510
Forward Foreign Currency Contracts — 488 — 488
Total Other Financial Instruments $ 15,510 $ 488 $ — $ 15,998

FLEXSHARES SEMIANNUAL REPORT 318
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks* $ 2,101,438,731 $ — $ — $ 2,101,438,731
Rights — — 2,415 2,415
Warrants 164,454 — — 164,454
Securities Lending Reinvestments
Certificates of Deposit — 37,004,189 — 37,004,189
Commercial Paper — 3,000,405 — 3,000,405
Repurchase Agreements — 193,075,428 — 193,075,428
Total Investments $ 2,101,603,185 $ 233,080,022 $ 2,415 $ 2,334,685,622
Other Financial Instruments
Assets
Futures Contracts $ 695,938 $ — $ — $ 695,938
Total Other Financial Instruments $ 695,938 $ — $ — $ 695,938
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Closed End Funds $ 832,390 $ — $ — $ 832,390
Common Stocks
Banks 92,044,025 — 213 92,044,238
Metals & Mining 38,267,254 — 3,192 38,270,446
Specialized REITs 219,802 20,628 — 240,430
Other* 487,860,418 — — 487,860,418
Rights — 2,053 — 2,053
Warrants — — — —
Securities Lending Reinvestments
Repurchase Agreements — 11,983,725 — 11,983,725
Total Investments $ 619,223,889 $ 12,006,406 $ 3,405 $ 631,233,700
Other Financial Instruments
Assets
Futures Contracts $ 574,074 $ — $ — $ 574,074
Forward Foreign Currency Contracts — 9,110 — 9,110
Liabilities
Forward Foreign Currency Contracts $ — $ (75,445) $ — $ (75,445)
Total Other Financial Instruments $ 574,074 $ (66,335) $ — $ 507,739

319 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Banks $ 40,887,317 $ 34,146 $ — $ 40,921,463
Capital Markets 5,998,928 16,445 — 6,015,373
Construction Materials 3,303,192 — 46 3,303,238
Consumer Finance 2,304,042 — 14,286 2,318,328
Consumer Staples Distribution & Retail 3,172,362 24,362 — 3,196,724
Electric Utilities 3,374,307 64,426 26,664 3,465,397
Food Products 6,907,627 16,842 — 6,924,469
Ground Transportation 639,179 — 14,935 654,114
Health Care Providers & Services 3,080,665 15,158 327 3,096,150
Hotels, Restaurants & Leisure 4,599,565 1,522 — 4,601,087
Independent Power and Renewable Electricity
Producers 4,101,874 — 10,667 4,112,541
Industrial REITs 1,252,224 453,873 — 1,706,097
Marine Transportation 1,301,730 55,612 — 1,357,342
Metals & Mining 14,419,025 — 166,055 14,585,080
Oil, Gas & Consumable Fuels 14,314,680 2,216 — 14,316,896
Real Estate Management & Development 9,176,526 19,068 56,427 9,252,021
Retail REITs 1,953,476 498,045 — 2,451,521
Transportation Infrastructure 2,108,687 84,899 — 2,193,586
Other* 217,791,023 — — 217,791,023
Rights 17,818 312 — 18,130
Securities Lending Reinvestments
Repurchase Agreements — 2,363,969 — 2,363,969
Total Investments $ 340,704,247 $ 3,650,895 $ 289,407 $ 344,644,549
Other Financial Instruments
Assets
Futures Contracts $ 534,508 $ — $ — $ 534,508
Forward Foreign Currency Contracts — 10,333 — 10,333
Liabilities
Forward Foreign Currency Contracts $ — $ (24,544) $ — $ (24,544)
Total Other Financial Instruments $ 534,508 $ (14,211) $ — $ 520,297
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks* $ 898,853,713 $ — $ — $ 898,853,713
Rights — — — —
Securities Lending Reinvestments
Repurchase Agreements — 31,307,829 — 31,307,829
Total Investments $ 898,853,713 $ 31,307,829 $ — $ 930,161,542
Other Financial Instruments
Assets
Futures Contracts $ 264,892 $ — $ — $ 264,892
Total Other Financial Instruments $ 264,892 $ — $ — $ 264,892

FLEXSHARES SEMIANNUAL REPORT 320
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks* $ 127,591,659 $ — $ — $ 127,591,659
Rights — — — —
Securities Lending Reinvestments
Repurchase Agreements — 632,899 — 632,899
Total Investments $ 127,591,659 $ 632,899 $ — $ 128,224,558
Other Financial Instruments
Assets
Futures Contracts $ 47,466 $ — $ — $ 47,466
Total Other Financial Instruments $ 47,466 $ — $ — $ 47,466
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks* $ 106,396,185 $ — $ — $ 106,396,185
Rights — — — —
Securities Lending Reinvestments
Repurchase Agreements — 1,692,770 — 1,692,770
Total Investments $ 106,396,185 $ 1,692,770 $ — $ 108,088,955
Other Financial Instruments
Assets
Futures Contracts $ 118,546 $ — $ — $ 118,546
Forward Foreign Currency Contracts — 2,630 — 2,630
Liabilities
Forward Foreign Currency Contracts $ — $ (4,086) $ — $ (4,086)
Total Other Financial Instruments $ 118,546 $ (1,456) $ — $ 117,090
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks* $ 109,625,898 $ — $ — $ 109,625,898
Securities Lending Reinvestments
Repurchase Agreements — 172,851 — 172,851
Short-Term Investments — 80,633 — 80,633
Total Investments $ 109,625,898 $ 253,484 $ — $ 109,879,382
Other Financial Instruments
Assets
Futures Contracts $ 76,839 $ — $ — $ 76,839
Total Other Financial Instruments $ 76,839 $ — $ — $ 76,839

321 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks* $ 77,681,007 $ — $ — $ 77,681,007
Securities Lending Reinvestments
Repurchase Agreements — 778,866 — 778,866
Total Investments $ 77,681,007 $ 778,866 $ — $ 78,459,873
Other Financial Instruments
Assets
Futures Contracts $ 34,177 $ — $ — $ 34,177
Forward Foreign Currency Contracts — 464 — 464
Liabilities
Forward Foreign Currency Contracts $ — $ (4,150) $ — $ (4,150)
Total Other Financial Instruments $ 34,177 $ (3,686) $ — $ 30,491
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks* $ 7,433,903,596 $ — $ — $ 7,433,903,596
Securities Lending Reinvestments
Certificates of Deposit — 39,005,036 — 39,005,036
Commercial Paper — 2,000,270 — 2,000,270
Repurchase Agreements — 132,724,680 — 132,724,680
Total Investments $ 7,433,903,596 $ 173,729,986 $ — $ 7,607,633,582
Other Financial Instruments
Assets
Futures Contracts $ 1,743,804 $ — $ — $ 1,743,804
Forward Foreign Currency Contracts — 260,592 — 260,592
Liabilities
Futures Contracts $ (758) $ — $ — $ (758)
Forward Foreign Currency Contracts — (213,775) — (213,775)
Total Other Financial Instruments $ 1,743,046 $ 46,817 $ — $ 1,789,863
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks* $ 3,035,904,835 $ — $ — $ 3,035,904,835
Rights — 195,931 — 195,931
Securities Lending Reinvestments
Certificates of Deposit — 10,002,153 — 10,002,153
Commercial Paper — 2,000,270 — 2,000,270
Repurchase Agreements — 113,009,301 — 113,009,301
Total Investments $ 3,035,904,835 $ 125,207,655 $ — $ 3,161,112,490
Other Financial Instruments
Assets
Futures Contracts $ 841,932 $ — $ — $ 841,932
Forward Foreign Currency Contracts — 12,458 — 12,458
Liabilities
Futures Contracts $ (33,307) $ — $ — $ (33,307)

FLEXSHARES SEMIANNUAL REPORT 322
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Forward Foreign Currency Contracts $ — $ (31,343) $ — $ (31,343)
Total Other Financial Instruments $ 808,625 $ (18,885) $ — $ 789,740
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks* $ 376,433,418 $ — $ — $ 376,433,418
Securities Lending Reinvestments
Repurchase Agreements — 24,820,146 — 24,820,146
Total Investments $ 376,433,418 $ 24,820,146 $ — $ 401,253,564
Other Financial Instruments
Assets
Futures Contracts $ 458,808 $ — $ — $ 458,808
Forward Foreign Currency Contracts — 9,649 — 9,649
Liabilities
Forward Foreign Currency Contracts $ — $ (796) $ — $ (796)
Total Other Financial Instruments $ 458,808 $ 8,853 $ — $ 467,661
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks* $ 2,103,864,078 $ — $ — $ 2,103,864,078
Securities Lending Reinvestments
Certificates of Deposit — 17,002,162 — 17,002,162
Commercial Paper — 2,000,270 — 2,000,270
Repurchase Agreements — 164,867,976 — 164,867,976
Total Investments $ 2,103,864,078 $ 183,870,408 $ — $ 2,287,734,486
Other Financial Instruments
Assets
Futures Contracts $ 1,630,128 $ — $ — $ 1,630,128
Total Other Financial Instruments $ 1,630,128 $ — $ — $ 1,630,128
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks* $ 526,139,913 $ — $ — $ 526,139,913
Securities Lending Reinvestments
Repurchase Agreements — 23,772,249 — 23,772,249
Total Investments $ 526,139,913 $ 23,772,249 $ — $ 549,912,162

323 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices (continued)
Level 2 — Other
Significant
Observable
Inputs (continued)
Level 3 —
Significant
Unobservable
Inputs
(continued) Total (continued)
Other Financial Instruments
Assets
Futures Contracts $ 296,347 $ — $ — $ 296,347
Total Other Financial Instruments $ 296,347 $ — $ — $ 296,347
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks
Electric Utilities $ 26,021,834 $ — $ 492,425 $ 26,514,259
Independent Power and Renewable Electricity
Producers — — 196,985 196,985
Metals & Mining 61,421,931 — 2,993,884 64,415,815
Other* 989,577,249 — — 989,577,249
Securities Lending Reinvestments
Repurchase Agreements — 15,463,121 — 15,463,121
Total Investments $ 1,077,021,014 $ 15,463,121 $ 3,683,294 $ 1,096,167,429
Other Financial Instruments
Assets
Futures Contracts $ 837,982 $ — $ — $ 837,982
Forward Foreign Currency Contracts — 29,333 — 29,333
Liabilities
Forward Foreign Currency Contracts $ — $ (84,915) $ — $ (84,915)
Total Other Financial Instruments $ 837,982 $ (55,582) $ — $ 782,400
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Electric Utilities $ 2,328,341 $ — $ 33,037 $ 2,361,378
Independent Power and Renewable Electricity
Producers — — 13,216 13,216
Metals & Mining 5,555,331 — 200,863 5,756,194
Other* 91,317,880 — — 91,317,880
Securities Lending Reinvestments
Repurchase Agreements — 609,004 — 609,004
Total Investments $ 99,201,552 $ 609,004 $ 247,116 $ 100,057,672
Other Financial Instruments
Assets
Futures Contracts $ 112,324 $ — $ — $ 112,324
Forward Foreign Currency Contracts — 305 — 305
Liabilities
Forward Foreign Currency Contracts $ — $ (9,882) $ — $ (9,882)
Total Other Financial Instruments $ 112,324 $ (9,577) $ — $ 102,747

FLEXSHARES SEMIANNUAL REPORT 324
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx ® 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 2,580,032,529 $ — $ 2,580,032,529
Total Investments $ — $ 2,580,032,529 $ — $ 2,580,032,529
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® iBoxx ® 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations $ — $ 1,026,433,077 $ — $ 1,026,433,077
Total Investments $ — $ 1,026,433,077 $ — $ 1,026,433,077
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities $ — $ 93,404,248 $ — $ 93,404,248
Total Investments $ — $ 93,404,248 $ — $ 93,404,248
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 683,703,085 $ — $ 683,703,085
Securities Lending Reinvestments
Certificates of Deposit — 20,002,742 — 20,002,742
Commercial Paper — 1,000,135 — 1,000,135
Repurchase Agreements — 89,325,059 — 89,325,059
Short-Term Investments — 3,499,651 — 3,499,651
Total Investments $ — $ 797,530,672 $ — $ 797,530,672
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds* $ — $ 34,693,252 $ — $ 34,693,252
Short-Term Investments — 499,950 — 499,950
Total Investments $ — $ 35,193,202 $ — $ 35,193,202

325 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds* $ — $ 1,061,178,675 $ — $ 1,061,178,675
Securities Lending Reinvestments
Certificates of Deposit — 51,006,774 — 51,006,774
Commercial Paper — 3,000,405 — 3,000,405
Repurchase Agreements — 163,290,032 — 163,290,032
Short-Term Investments — 15,998,404 — 15,998,404
Total Investments $ — $ 1,294,474,290 $ — $ 1,294,474,290
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds* $ — $ 41,108,751 $ — $ 41,108,751
Total Investments $ — $ 41,108,751 $ — $ 41,108,751
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Ultra-Short Income Fund
Investments
Asset-Backed Securities $ — $ 102,659,101 $ — $ 102,659,101
Collateralized Mortgage Obligations — 25,433,708 — 25,433,708
Commercial Mortgage-Backed Securities — 16,622,236 — 16,622,236
Corporate Bonds* — 1,188,460,003 — 1,188,460,003
Municipal Bonds — 2,876,925 — 2,876,925
U.S. Treasury Obligations — 13,245,646 — 13,245,646
Short-Term Investments — 46,254,335 — 46,254,335
Total Investments $ — $ 1,395,551,954 $ — $ 1,395,551,954
Level 1 — Quoted
Prices
Level 2 — Other
Significant
Observable
Inputs
Level 3 —
Significant
Unobservable
Inputs Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds $ 167,460,409 $ — $ — $ 167,460,409
Securities Lending Reinvestments
Repurchase Agreements — 1,126,945 — 1,126,945
Short-Term Investments — 748,600 — 748,600
Total Investments $ 167,460,409 $ 1,875,545 $ — $ 169,335,954
Other Financial Instruments
Assets
Futures Contracts $ 64,617 $ — $ — $ 64,617
Liabilities
Futures Contracts $ (304,474) $ — $ — $ (304,474)
Total Other Financial Instruments $ (239,857) $ — $ — $ (239,857)
* See Schedules of Investments for segregation by industry type.

FLEXSHARES SEMIANNUAL REPORT 326
Notes to the Financial Statements (cont.)
Foreign Securities
Certain Funds invest in publicly-traded equity securities
of issuers in countries other than the United States of
America (“U.S.”). Such investments include direct in-
vestments in non-U.S. dollar denominated securities
traded outside the U.S. The Funds’ investments in for-
eign securities also may be in the form of ADRs and
Global Depositary Receipts (“GDRs”) (collectively, “De-
positary Receipts”) based on securities in their Under-
lying Indexes. ADRs are receipts that are traded in the
United States evidencing ownership of the underlying
foreign securities and are denominated in U.S. dollars.
GDRs are receipts issued by a non-U.S. financial in-
stitution evidencing ownership of underlying foreign or
U.S. securities and usually are denominated in foreign
currencies. GDRs may not be denominated in the same
currency as the securities they represent. Generally,
GDRs are designed for use in foreign securities mar-
kets.
In addition to investment risks associated with the un-
derlying issuer, ADRs and GDRs expose a Fund to risk
associated with non-uniform terms that apply to ADR
and GDR programs, credit exposure to the depository
bank and to the sponsors and other parties with whom
the depository bank establishes the programs, currency
and liquidity risk. ADRs and GDRs are generally subject
to the same risks as the foreign securities that they evi-
dence or into which they may be converted.
To the extent a Fund invests in ADRs, such ADRs will be
listed on a national securities exchange. To the extent
a Fund invests in GDRs, such GDRs will be listed on a
foreign exchange. A Fund will not invest in any unlist-
ed Depositary Receipt, any Depositary Receipt that NTI
deems to be illiquid or any Depositary Receipt for which
market quotations are not readily available. Generally,
all Depositary Receipts must be sponsored.
Certain Funds may invest in U.S. dollar denominated
bonds of non-U.S. corporations and debt securities of
foreign governments.
Investing in foreign securities, including Depositary Re-
ceipts, may result in a Fund experiencing more rapid
and extreme changes in value than a fund that invests
exclusively in U.S. securities, due to less liquid markets,
and adverse economic, political, diplomatic, financial,
and regulatory factors. Foreign governments also may
impose taxes and limits on investment and repatriation.
Any of these events could cause the value of a Fund’s
foreign investment to decline. To the extent that a Fund’s
assets are significantly invested in a single country or
geographic region, a Fund will be subject to the risks
associated with that particular country or region.
Certain Funds may invest their assets in emerging mar-
ket countries. The markets of emerging market countries
are less developed and less liquid, subject to greater
price volatility and generally subject to increased eco-
nomic, political, regulatory and other uncertainties than
more developed foreign markets. The risks of foreign
investment are increased when the issuer is located in a
country with an emerging economy or securities market.
Inflation-Indexed Securities
Certain Funds may invest in U.S. Treasury Inflation-Pro-
tected Securities (“TIPS”).
TIPS have varying maturities and pay interest on a
semiannual basis equal to a fixed percentage of the in-
flation adjusted principal amount. If the periodic adjust-
ment rate measuring inflation falls, the principal value
of TIPS will be adjusted downward, and consequently
the interest payable on these securities (calculated with
respect to a smaller principal amount) will be reduced.
Repayment of the original bond principal upon maturity
(as adjusted for inflation) is guaranteed in the case of
TIPS, even during a period of deflation.
The value of TIPS is expected to change in response
to changes in real interest rates. Real interest rates in
turn are tied to the relationship between nominal interest
rates and the rate of inflation. Therefore, if the rate of
inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase
in value of TIPS. In contrast, if nominal interest rates
increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. Any
increase in the principal amount of TIPS will be consid-
ered taxable ordinary income, even though investors do
not receive their principal until maturity.
While these securities are expected to be protected
from long-term inflationary trends, short-term increas-
es in inflation may lead to a decline in value. If interest
rates rise due to reasons other than inflation, investors
in these securities may not be protected to the extent
that the increase is not reflected in the TIPS’ inflation
measure.

327 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
The periodic adjustment of TIPS is tied to the Consum-
er Price Index for Urban Consumers (“CPI-U”), which is
calculated monthly by the U.S. Bureau of Labor Statis-
tics. The CPI-U is a measurement of changes in the cost
of living, made up of components such as housing, food,
transportation and energy. There can be no assurance
that the CPI-U will accurately measure the real rate of
inflation in the prices of goods and services.
Mortgage-Backed Pass-Through Securi-
ties
The FlexShares
®
Disciplined Duration MBS Index Fund
invests primarily in U.S. agency mortgage-backed pass-
through securities (“MBS”), a category of pass-through
securities backed by pools of mortgages and issued
by one of the following U.S. government agencies:
the Federal National Mortgage Association (FNMA or
Fannie Mae), the Federal Home Loan Mortgage Cor-
poration (FHLMC or Freddie Mac) or the Government
National Mortgage Association (GNMA or Ginnie Mae)
(each a “US Agency”). Certain Index Funds will invest in
the securities of such Index Fund's Underlying Index
and in “to-be announced transactions” (“TBA transac-
tions”) that represent securities in its Underlying Index.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon rate,
settlement date, par amount and price. The actual pools
delivered generally are determined two days prior to
settlement.
Mortgage Dollar Rolls
Certain Funds may enter into mortgage dollar roll trans-
actions. A mortgage dollar roll involves the sale by the
Fund of securities for delivery in the future (generally
within 30 days). The Fund simultaneously contracts with
the same counterparty to repurchase substantially sim-
ilar (same type, coupon and maturity) but not identical
securities on a specified future date. During the roll pe-
riod, the Fund will not be entitled to accrue interest and
receive principal payments on the securities sold. How-
ever, the Fund benefits to the extent of any difference
between (a) the price received for the securities sold
and (b) the lower forward price for the future purchase
and/or fee income plus the interest earned on the cash
proceeds of the securities sold. Successful use of mort-
gage dollar rolls depends upon the Investment Adviser’s
ability to predict correctly interest rates and mortgage
prepayments. The use of this technique may diminish
the investment performance of the Fund compared with
what such performance would have been without the
use of mortgage dollar rolls.
For financial reporting and tax purposes, a Fund treats
mortgage dollar rolls as two separate transactions: one
involving the purchase of a security and a separate
transaction involving a sale. The Fund currently does
not intend to enter into mortgage dollar rolls that are
accounted for as financing and does not treat them as
borrowings.
Repurchase Agreements
To the extent consistent with its investment policies,
each Fund may enter into repurchase agreements un-
der which it purchases securities (collateral) for cash
from a seller and agrees to resell those securities to the
same seller within a specified time at a specified price.
During the term of a repurchase agreement, the market
value of the underlying collateral, including accrued in-
terest, is required to equal or exceed the market value
of the repurchase agreement. The underlying collateral
for tri-party repurchase agreements is held in accounts
at JPMorgan Chase, the Fund’s custodian, and is not
reflected in the assets of the Funds, at the Bank of New
York or JPMorgan Chase which, in turn, holds securities
through the book-entry system at the Federal Reserve
Bank of New York. The Fund is subject to credit risk on
repurchase agreements to the extent that the counter-
party fails to perform under the agreement and the value
of the collateral received falls below the agreed repur-
chase price.
The Northern Trust Company, the parent of NTI, current-
ly is a party to various Master Repurchase Agreements
with a number of different counterparties, and acts as
agent on behalf of various disclosed principals, includ-
ing the Funds and various other accounts managed by
NTI, in entering into repurchase agreements under the
Master Repurchase Agreements. NTI administers and
manages these repurchase agreements in accordance
with and as part of its duties under its investment ad-
visory agreement with the Funds and does not collect
any additional fees from the Funds for such services.
As of April 30, 2026, none of the Funds presented in
these financial statements had repurchase agreements
outstanding except as discussed below.
As of April 30, 2026, the FlexShares
®
US Quality Low
Volatility Index Fund, FlexShares
®
Developed Markets
ex-US Quality Low Volatility Index Fund, FlexShares
®

FLEXSHARES SEMIANNUAL REPORT 328
Notes to the Financial Statements (cont.)
Morningstar US Market Factor Tilt Index Fund, Flex-
Shares
®
Morningstar Developed Markets ex-US Fac-
tor Tilt Index Fund, FlexShares
®
Morningstar Emerging
Markets Factor Tilt Index Fund, FlexShares
®
US Quality
Large Cap Index Fund, FlexShares
®
STOXX
®
 US ESG
Select Index Fund, FlexShares
®
STOXX
®
Global ESG
Select Index Fund, FlexShares
®
ESG & Climate De-
veloped Markets ex-US Core Index Fund, FlexShares
®
Morningstar Global Upstream Natural Resources Index
Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund, FlexShares
®
Global Quality Real Estate
Index Fund, FlexShares
®
Quality Dividend Index Fund,
FlexShares
®
Quality Dividend Defensive Index Fund,
FlexShares
®
International Quality Dividend Index Fund,
FlexShares
®
International Quality Dividend Dynamic
Index Fund, FlexShares
®
Credit-Scored US Corporate
Bond Index Fund, FlexShares
®
High Yield Value-Scored
Bond Index Fund, and FlexShares
®
Core Select Bond
Fund invested cash collateral for loans of portfolio se-
curities in repurchase agreements, as reflected in the
respective Schedule of Investments under the caption
“Securities Lending Reinvestments.”
Securities Lending
Each Fund may lend securities to banks, brokers and
dealers or other qualified institutions. In exchange, the
Fund is required to receive minimum initial collateral val-
ue as follows:
The collateral is maintained thereafter, at a value equal
to at least 100% of the value of the securities loaned.
The collateral amount is valued at the beginning of each
business day and is compared to the market value of
the loaned securities from the prior business day to de-
termine if additional collateral is required. If additional
collateral is required, a request is sent to the borrower.
Securities lending may represent no more than one-third
of the value of a Fund’s total assets (including the loan
collateral). JPMorgan Chase Bank, N.A. (the “Securities
Lending Agent”) serves as the securities lending agent
for the securities lending program of a Fund.
Collateral for loans of portfolio securities made by a
Fund may consist of cash, cash equivalents, securities
issued or guaranteed by the U.S. government or for-
eign governments or its agencies (or any combination
thereof). Any cash collateral received by the Fund in
connection with these loans may be invested in a vari-
ety of short-term investments, either directly or indirectly through money market portfolios. The market value of
securities on loan and the value of investments made
with cash collateral received are disclosed in the Sched-
ules of Investments. Securities lending income includes
income from the securities lending program recorded
when earned from the Securities Lending Agent and any
fees charged to borrowers less expenses associated
with the loan. The net amount is reflected in the State-
ments of Operations under “Securities lending income
(net of fees).” The market value of the loaned securities
is determined at the close of each business day of the
Fund and any additional required collateral is delivered
to the Fund, or excess collateral returned by the Fund,
on the next business day.
When a Fund lends its securities, it will continue to re-
ceive payments equal to the dividends and interest paid
on the securities loaned and simultaneously may earn
interest on the investment of the cash collateral.
A Fund will have the right to terminate a loan at any time
and recall the loaned securities within the normal and
customary settlement time for securities transactions. A
Fund does not have the right to vote securities on loan,
but can terminate the loan and regain the right to vote if
a material event affecting the securities occurred. A bor-
rower might become insolvent or refuse to honor its ob-
ligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities
Lending Agent will exercise any and all remedies pro-
vided under the applicable borrower agreement. These
remedies include purchasing replacement securities for
the Fund by applying the collateral held from the de-
faulting borrower against the purchase cost of the re-
placement securities. If the proceeds from the collateral
Type of Loan
Minimum Initial
Collateral
Requirement
U.S. dollar denominated securities secured by
U.S. dollar denominated government securities
or cash collateral 102%
U.S. dollar denominated securities secured
by non-U.S. dollar denominated government
securities or cash collateral 105%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral in
the same denomination as the lent securities 102%
Non-U.S. dollar denominated securities secured
by government securities or cash collateral
in the different denomination from the lent
securities 105%
U.S. dollar and Non-U.S. dollar denominated
securities secured by equity securities collateral 105%

329 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
are less than the purchase cost of the replacement se-
curities, the Securities Lending Agent is responsible for
such shortfall, subject to certain limitations that are set
forth in detail in the Securities Lending Agency Agree-
ment. In this event, a Fund could experience delays in
recovering its securities and possibly may incur a capi-
tal loss. Each Fund will be responsible for any loss that
might result from its investment of the cash collateral it
receives from a borrower.
In accordance with guidance presented in FASB Ac-
counting Standard Update (“ASU”) 2014-11, Transfers
and Servicing (Topic 860): Repurchase-to-Maturity
Transactions, Repurchase Financings, and Disclosures,
liabilities under the outstanding securities lending trans-
actions as of April 30, 2026, which were comprised of
cash, were as follows:
As of April 30, 2026, the Securities Lending Agency
Agreement does not permit the Funds to enforce a net-
ting arrangement.
The cash collateral received from securities loaned as
disclosed in the Statements of Assets and Liabilities is
collateralized by securities on loan as disclosed with-
in the Schedules of Investments and such borrowings
have maturities that are overnight and continuous.
Securities lending agreements may be subject to regu-
lation as qualified financial contracts (“QFCs”). Regula-
tions adopted by federal banking regulators under the
Dodd-Frank Act, which took effect in 2019, require that
certain QFCs with counterparties that are part of U.S. or
foreign global systemically important banking organiza-
tions be amended to include contractual restrictions on
close-out and cross-default rights. If a covered counter-
party of a Fund or certain of the covered counterparty's
affiliates were to become subject to certain insolvency
proceedings, the Fund may be temporarily unable to ex-
ercise certain default rights, and the QFC may be trans-
ferred to another entity. These requirements may impact
a Fund's credit and counterparty risks. The remaining
maturities of the securities lending transactions are con-
sidered overnight and continuous.
Derivative Contracts
Futures Contracts
All of the Index Funds may invest in futures contracts
to help track the price and yield performance of their
Underlying Indexes. At the time a Fund enters into a
futures contract, it is generally required to make a mar-
gin deposit with the custodian of a specified amount
of liquid assets. Subsequent payments to be made or
received by the Funds equal to the change in contract
value are recorded as variation margin payable or re-
ceivable and offset in unrealized gains or losses. Fu-
tures are marked to market each day with the change in
value reflected in the unrealized gains or losses. A Fund
recognizes a realized gain or loss when a contract is
closed or expires. The Statements of Operations reflect
unrealized gains or losses on open futures contracts, as
“Net change in unrealized appreciation (depreciation)
on futures contracts”, and any realized gains (losses)
on closed futures contracts as “Net realized gain (loss)
from Expiration or closing of futures contracts”.
Certain Funds may take long or short positions in fu-
tures to manage the Fund’s exposure to interest rate
risk. The Fund seeks to mitigate the potential impact of
interest rates on the performance of bonds by entering
into short positions in U.S. Treasury futures or transac-
Fund
FlexShares
®
US Quality Low Volatility Index Fund
$ 981,048
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund
1,851,667
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund
233,075,428
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund
11,983,725
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund
2,363,969
FlexShares
®
US Quality Large Cap Index Fund
31,307,829
FlexShares
®
STOXX® US ESG Select Index Fund
632,899
FlexShares
®
STOXX® Global ESG Select Index
Fund
1,692,770
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund
172,851
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund
778,866
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund
173,724,680
FlexShares
®
STOXX® Global Broad Infrastructure
Index Fund
125,009,301
FlexShares
®
Global Quality Real Estate Index
Fund
24,820,146
FlexShares
®
Quality Dividend Index Fund
183,867,976
FlexShares
®
Quality Dividend Defensive Index
Fund
23,772,249
FlexShares
®
International Quality Dividend Index
Fund
15,463,121
FlexShares
®
International Quality Dividend
Dynamic Index Fund
609,004
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund
110,325,059
FlexShares
®
High Yield Value-Scored Bond Index
Fund
217,290,032
FlexShares
®
Core Select Bond Fund
1,126,945

FLEXSHARES SEMIANNUAL REPORT 330
Notes to the Financial Statements (cont.)
tions in interest rate swaps. The Fund’s short positions
in U.S. Treasury futures and interest rate swaps are not
intended to mitigate credit spread risk or other factors
influencing the price of bonds, which may have a great-
er impact than interest rates. In addition, when interest
rates fall, long-only bond investments will perform better
than the Fund’s investments.
As of April 30, 2026, the FlexShares
®
US Quality Low
Volatility Index Fund, FlexShares
®
Developed Markets
ex-US Quality Low Volatility Index Fund, FlexShares
®
Emerging Markets Quality Low Volatility Index Fund,
FlexShares
®
Morningstar US Market Factor Tilt Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
US Quality Large Cap Index Fund, FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG &
Climate US Large Cap Core Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
STOXX
®
Glob-
al Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
Quality Dividend De-
fensive Index Fund, FlexShares
®
International Quality
Dividend Index Fund, FlexShares
®
International Quality
Dividend Dynamic Index Fund, and FlexShares
®
Core
Select Bond Fund had open futures contracts.
The use of futures contracts involves, to varying degrees,
elements of market and counterparty risk, which may
exceed the amounts recognized in the Statements of
Assets and Liabilities. Futures contracts present the fol-
lowing risks: imperfect correlation between the change
in market value of a Fund’s securities and the price of
futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated mar-
ket movements, which potentially are unlimited; and the
possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange
rates and other economic factors. Futures markets are
highly volatile and the use of futures may increase the
volatility of a Fund’s NAV. As a result of the low margin
deposits normally required in futures trading, a relatively
small price movement in a futures contract may result in
substantial losses to a Fund. Futures contracts may be
illiquid, and exchanges may limit fluctuations in futures
contract prices during a single day. Foreign exchanges
or boards of trade generally do not offer the same pro-
tection as U.S. exchanges.
Foreign Currency Translations
Values of investments denominated in foreign curren-
cies are converted into U.S. dollars using the prevailing
market rates on the date of valuation as quoted by one
or more banks or dealers that make a two-way market
in such currencies (or a data service provider based
on quotations received from such banks or dealers).
Any use of a rate different from the rates used by an
Underlying Index’s index provider may affect the cor-
responding Index Fund’s ability to track its Underlying
Index. The cost of purchases and proceeds from sales
of investments, interest and dividend income are trans-
lated into U.S. dollars using the spot market rate of ex-
change prevailing on the respective dates of such trans-
actions. “Net realized gain (loss) on foreign currency
transactions” on the Statements of Operations include
the effect of changes in exchange rates between trade
date and settlement date on investment security trans-
actions, foreign currency transactions and interest and
dividends received, and the portion of foreign currency
gains and losses related to fluctuation in exchange rates
between the initial purchase trade date and subsequent
sale trade date is included in “Net realized gain (loss)
on investment in securities” on the Statements of Oper-
ations. Unrealized gains and losses on assets and lia-
bilities, other than investments in securities, which result from changes in foreign currency exchange rates have
been included in “Net change in unrealized appreciation
(depreciation) on translation of other assets and liabil-
ities denominated in foreign currencies” on the State-
ments of Operations.
Forward Foreign Currency Exchange Con-
tracts
Certain Funds may enter into forward foreign currency
exchange contracts to facilitate local settlements, or to
protect against currency exposure in connection with
its distributions to shareholders and in order to protect
against uncertainty in the level of future foreign currency
exchange rates. The Funds, however, do not expect to
engage in currency transactions for speculative purpos-
es (e.g., for potential income or capital gain). All forward foreign currency exchange contracts held are “marked-
to-market” daily at the applicable exchange rates and
any resulting unrealized gains or losses are recorded.
The Funds record realized gains or losses at the time
the forward foreign currency exchange contract is offset

331 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
by entering into a closing transaction or extinguished
by delivery of the currency. The difference between the
future foreign currency exchange rates at the date of
entry into the contract and the rates at the reporting date
are included in “Net change in unrealized appreciation
(depreciation) on forward foreign currency contracts” in
the Statements of Operations. Non-deliverable forward
foreign currency exchange contracts are settled with the
counterparty in U.S. Dollars without the delivery of for-
eign currency.
There are several risks associated with these contracts.
One risk is the potential inability of counterparties to
meet the terms of their contracts, and unanticipated
movements in the value of a foreign currency relative
to the U.S. dollar. The contractual amounts of forward
foreign currency exchange contracts do not necessarily
represent the amounts potentially subject to risk. The
measurement of the risks associated with these instru-
ments is meaningful only when all related and offsetting
transactions are considered. The Statements of Oper-
ations reflect (i) realized gains or losses, if any, in “Net realized gain (loss) from settlement of forward foreign
currency contracts” and (ii) unrealized gains or losses
in “Net change in unrealized appreciation (depreciation)
on forward foreign currency contracts”. Forward foreign
currency exchange contracts are privately negotiated
transactions and can have substantial price volatility. As
a result, they offer less protection against default by the
other party than is available for instruments traded on
an exchange. The institutions that deal in forward for-
eign currency exchange contracts are not required to
continue to make markets in the currencies they trade,
and these markets can experience periods of illiquidity.
As of April 30, 2026, the FlexShares
®
Developed Mar-
kets ex-US Quality Low Volatility Index Fund, Flex-
Shares
®
Emerging Markets Quality Low Volatility Index
Fund, FlexShares
®
Morningstar Developed Markets
ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar
Emerging Markets Factor Tilt Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund, FlexShares
®
ESG & Climate Developed Markets ex-US Core Index
Fund, FlexShares
®
Morningstar Global Upstream Natu-
ral Resources Index Fund, FlexShares
®
STOXX
®
Glob-
al Broad Infrastructure Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Interna-
tional Quality Dividend Index Fund, and FlexShares
®
International Quality Dividend Dynamic Index Fund had
open forward foreign currency contracts.
TBA Transactions
Certain Funds may seek to obtain exposure to U.S.
agency mortgage-backed pass-through securities, in
whole or in part, through the use of TBA transactions.
In a TBA transaction, the buyer and seller agree upon
general trade parameters such as agency, coupon rate,
settlement date, par amount and price. The actual pools
delivered generally are determined two days prior to the
settlement date. The Funds may use TBA transactions
in several ways. For example, a Fund may regularly
enter into TBA agreements and “roll over” such agree-
ments prior to the settlement date stipulated in such
agreements. This type of TBA transaction is sometimes
known as a “TBA Roll.” In a TBA Roll, a Fund generally
will sell the obligation to purchase the pools stipulated
in the TBA agreement prior to the stipulated settlement
date and will enter into a new TBA agreement for future
delivery of pools of mortgage-backed pass-through se-
curities.
In addition, the Funds may enter into TBA agreements
and settle such transactions on the stipulated settle-
ment date by accepting actual receipt or delivery of the
pools of mortgage-backed securities stipulated in the
TBA agreement. Pending settlement of such contracts,
the Funds may cover their payment obligations at settle-
ment by investing its assets in liquid, short-term instru-
ments or cash equivalents, or designate other liquid se-
curities, which will be marked to market daily. The Funds
may also cover their payment obligations at settlement
by investing in shares of money market funds advised
by NTI or its affiliates, which will result in the Funds as-
suming their pro rata share of the fees and expenses of
the money market funds in addition to the Funds' own
fees and expenses.
TBA Transactions investments involve the risk of loss if
the securities received are less favorable than what was
anticipated by the Funds when entering into the TBA
transaction. TBA transactions also involve the risk that
the counterparty will fail to deliver the securities, expos-
ing the Funds to further losses. Default or bankruptcy
of a counterparty to a TBA transaction would expose
the Funds to possible losses because of adverse mar-
ket action, expenses or delays in connection with the
purchase or sale of the pools of mortgage pass-through
securities specified in the TBA transaction. Whether or
not the Funds take delivery of the securities at the ter-
mination date of a TBA transaction, the Funds will none-
theless be exposed to changes in the value of the un-

FLEXSHARES SEMIANNUAL REPORT 332
Notes to the Financial Statements (cont.)
derlying investments during the term of the agreement.
Offsetting of Financial Assets and Deriva-
tive Assets
The Funds’ accounting policy with respect to balance
sheet offsetting is that, absent an event of default by
the counterparty or a termination of the agreement, the
International Swaps and Derivatives Association (ISDA)
Master Agreement or similar agreement does not result
in an offset of reported amounts of financial assets and
financial liabilities in the Statements of Assets and Li-
abilities across transactions between a Fund and the
applicable counterparty. In the event of a default, the
agreement provides the right for the non-defaulting party
to liquidate the collateral and calculate the net exposure
to the defaulting party or request additional collateral.
The Funds’ right to setoff may be restricted or prohibited
by the bankruptcy or insolvency laws of the particular
jurisdiction to which a specific master netting agreement
counterparty is subject.
For financial reporting purposes, the Trust can offset fi-
nancial assets and financial liabilities of the FlexShares
®
Developed Markets ex-US Quality Low Volatility Index
Fund, FlexShares
®
Emerging Markets Quality Low Vol-
atility Index Fund, FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund, FlexShares
®
Morningstar Emerging Markets Factor Tilt Index Fund,
FlexShares
®
STOXX
®
Global ESG Select Index Fund,
FlexShares
®
ESG & Climate Developed Market ex-US
Core Index Fund, FlexShares
®
Morningstar Global Up-
stream Natural Resources Index Fund, FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund, Flex-
Shares
®
Global Quality Real Estate Index Fund, Flex-
Shares
®
Quality Dividend Defensive Index Fund, Flex-
Shares
®
International Quality Dividend Index Fund, and
the FlexShares
®
International Quality Dividend Dynamic
Index Fund that are subject to master netting arrange-
ments or similar agreements in the Statements of As-
sets and Liabilities. The following table presents the
gross and net amounts of these assets and liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
FlexShares
®
Developed
Markets ex-US Quality
Low Volatility Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 205 $ (205) $ – $ –
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 814 (814) – –
Foreign Currency Contracts —
Morgan Stanley 1,171 (543) – 628
Total $ 2,190 $ (1,562) $ – $ 628
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund
Foreign Currency Contracts —
Goldman Sachs & Co. 488 – – 488
Total $ 488 $ – $ – $ 488
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
Foreign Currency Contracts —
Bank of Montreal 517 (517) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 1,852 – – 1,852
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 4,081 (4,081) – –

333 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
Foreign Currency Contracts —
UBS AG $ 2,660 $ – $ – $ 2,660
Total $ 9,110 $ (4,598) $ – $ 4,512
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund
Foreign Currency Contracts —
Bank of Montreal 2,604 – – 2,604
Foreign Currency Contracts —
Citibank NA 1,227 (1,227) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 5,663 (5,663) – –
Foreign Currency Contracts —
Morgan Stanley 839 (839) – –
Total $ 10,333 $ (7,729) $ – $ 2,604
FlexShares
®
STOXX®
Global ESG Select Index
Fund
Foreign Currency Contracts —
Bank of Montreal 60 (60) – –
Foreign Currency Contracts —
Citibank NA 1,834 – – 1,834
Foreign Currency Contracts —
Morgan Stanley 119 (119) – –
Foreign Currency Contracts —
UBS AG 617 – – 617
Total $ 2,630 $ (179) $ – $ 2,451
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
Foreign Currency Contracts —
BNP Paribas SA 114 – – 114
Foreign Currency Contracts —
UBS AG 350 – – 350
Total $ 464 $ – $ – $ 464
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Foreign Currency Contracts —
Morgan Stanley 247,155 – – 247,155
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 13,437 – – 13,437
Total $ 260,592 $ – $ – $ 260,592

FLEXSHARES SEMIANNUAL REPORT 334
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Assets presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Received Net Amount
FlexShares
®
STOXX®
Global Broad
Infrastructure Index Fund
Foreign Currency Contracts —
Toronto-Dominion Bank (The) $ 12,458 $ (12,069) $ – $ 389
Total $ 12,458 $ (12,069) $ – $ 389
FlexShares
®
Global
Quality Real Estate Index
Fund
Foreign Currency Contracts —
BNP Paribas SA 414 – – 414
Foreign Currency Contracts —
Goldman Sachs & Co. 80 – – 80
Foreign Currency Contracts —
JPMorgan Chase Bank NA 4,087 – – 4,087
Foreign Currency Contracts —
Morgan Stanley 2,346 – – 2,346
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 2,509 – – 2,509
Foreign Currency Contracts —
UBS AG 213 – – 213
Total $ 9,649 $ – $ – $ 9,649
FlexShares
®
International
Quality Dividend Index
Fund
Foreign Currency Contracts —
BNP Paribas SA 755 – – 755
Foreign Currency Contracts —
Citibank NA 2,253 (2,253) – –
Foreign Currency Contracts —
JPMorgan Chase Bank NA 10,744 (9,303) – 1,441
Foreign Currency Contracts —
Morgan Stanley 8,477 (4,733) – 3,744
Foreign Currency Contracts —
UBS AG 7,104 (297) – 6,807
Total $ 29,333 $ (16,586) $ – $ 12,747
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Foreign Currency Contracts —
Citibank NA 13 (13) – –
Foreign Currency Contracts —
UBS AG 292 – – 292
Total $ 305 $ (13) $ – $ 292

335 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
FlexShares
®
Developed
Markets ex-US Quality
Low Volatility Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 3,580 $ (205) $ – $ 3,375
Foreign Currency Contracts —
Citigroup Global Markets, Inc. 1,814 (814) – 1,000
Foreign Currency Contracts —
Morgan Stanley 543 (543) – –
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 1,122 – – 1,122
Total $ 7,059 $ (1,562) $ – $ 5,497
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
Foreign Currency Contracts —
Bank of Montreal 11,802 (517) – 11,285
Foreign Currency Contracts —
Citibank NA 14,602 – – 14,602
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 49,041 (4,081) – 44,960
Total $ 75,445 $ (4,598) – $ 70,847
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund
Foreign Currency Contracts —
Citibank NA 14,820 (1,227) – 13,593
Foreign Currency Contracts —
JPMorgan Chase Bank NA 5,830 (5,663) – 167
Foreign Currency Contracts —
Morgan Stanley 3,636 (839) – 2,797
Foreign Currency Contracts —
UBS AG 258 – – 258
Total $ 24,544 $ (7,729) – $ 16,815
FlexShares
®
STOXX®
Global ESG Select Index
Fund
Foreign Currency Contracts —
Bank of Montreal 1,554 (60) – 1,494
Foreign Currency Contracts —
Morgan Stanley 311 (119) – 192
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 2,221 – – 2,221
Total $ 4,086 $ (179) – $ 3,907
FlexShares
®
ESG &
Climate Developed
Markets ex-US Core
Index Fund
Foreign Currency Contracts —
Bank of Montreal 104 – – 104

FLEXSHARES SEMIANNUAL REPORT 336
Notes to the Financial Statements (cont.)
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
Foreign Currency Contracts —
Citigroup Global Markets, Inc. $ 1,423 $ – $ – $ 1,423
Foreign Currency Contracts —
JPMorgan Chase Bank NA 995 – – 995
Foreign Currency Contracts —
Morgan Stanley 1,265 – – 1,265
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 363 – – 363
Total $ 4,150 $ – – $ 4,150
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund
Foreign Currency Contracts —
Bank of Montreal 11,737 – – 11,737
Foreign Currency Contracts —
Citibank NA 188,077 – – 188,077
Foreign Currency Contracts —
JPMorgan Chase Bank NA 13,961 – – 13,961
Total $ 213,775 $ – – $ 213,775
FlexShares
®
STOXX®
Global Broad
Infrastructure Index Fund
Foreign Currency Contracts —
Citibank NA 19,274 – – 19,274
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 12,069 (12,069) – –
Total $ 31,343 $ (12,069) – $ 19,274
FlexShares
®
Global
Quality Real Estate Index
Fund
Foreign Currency Contracts —
Bank of Montreal 796 – – 796
Total $ 796 $ – – $ 796
FlexShares
®
International
Quality Dividend Index
Fund
Foreign Currency Contracts —
Bank of Montreal 8,298 – – 8,298
Foreign Currency Contracts —
Citibank NA 42,083 (2,253) – 39,830
Foreign Currency Contracts —
JPMorgan Chase Bank NA 9,303 (9,303) – –
Foreign Currency Contracts —
Morgan Stanley 4,733 (4,733) – –
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 20,201 – – 20,201
Foreign Currency Contracts —
UBS AG 297 (297) – –
Total $ 84,915 $ (16,586) – $ 68,329

337 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Gross Amounts of
Liabilities presented
in Statements
of Assets and
Liabilities
Financial
Instruments
Cash Collateral
Pledged Net Amount
FlexShares
®
International
Quality Dividend Dynamic
Index Fund
Foreign Currency Contracts —
Bank of Montreal $ 907 $ – $ – $ 907
Foreign Currency Contracts —
Citibank NA 6,696 (13) – 6,683
Foreign Currency Contracts —
JPMorgan Chase Bank NA 123 – – 123
Foreign Currency Contracts —
Toronto-Dominion Bank (The) 2,156 – – 2,156
Total $ 9,882 $ (13) – $ 9,869
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
US Quality Low Volatility Index
Fund $93,197
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund 36,130
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund 2,190
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Developed Markets ex-US
Quality Low Volatility Index Fund (7,059)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 15,510
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 488
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar US Market Factor
Tilt Index Fund 695,938
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund 574,074
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund 9,110
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Morningstar Developed
Markets ex-US Factor Tilt Index Fund (75,445)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 534,508
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 10,333
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund (24,544)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
US Quality Large Cap Index
Fund 264,892
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
STOXX
®
US ESG Select Index
Fund 47,466
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
STOXX
®
Global ESG Select
Index Fund 118,546
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global ESG Select
Index Fund 2,630

FLEXSHARES SEMIANNUAL REPORT 338
Notes to the Financial Statements (cont.)
Derivatives by risk type Statements of Assets and Liabilities Location Fund Value
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global ESG Select
Index Fund (4,086)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
ESG & Climate US Large Cap
Core Index Fund 76,839
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 34,177
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 464
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund (4,150)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 1,743,804
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund (758)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 260,592
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund (213,775)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund 841,932
Equity Index Futures Contracts Liabilities — Unrealized depreciation on futures contracts*
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund (33,307)
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund 12,458
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
STOXX
®
Global Broad
Infrastructure Index Fund (31,343)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Global Quality Real Estate
Index Fund 458,808
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
Global Quality Real Estate
Index Fund 9,649
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
Global Quality Real Estate
Index Fund (796)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares
®
Quality Dividend Index Fund 1,630,128
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
Quality Dividend Defensive
Index Fund 296,347
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
International Quality Dividend
Index Fund 837,982
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Index Fund 29,333
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Index Fund (84,915)
Equity Index Futures Contracts Assets — Unrealized appreciation on futures contracts*
FlexShares
®
International Quality Dividend
Dynamic Index Fund 112,324
Foreign Currency Contracts Assets — Unrealized appreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Dynamic Index Fund 305
Foreign Currency Contracts Liabilities — Unrealized depreciation on forward foreign currency contracts
FlexShares
®
International Quality Dividend
Dynamic Index Fund (9,882)
Interest Rate Futures Contracts Assets — Unrealized appreciation on futures contracts* FlexShares
®
Core Select Bond Fund 64,617
Interest Rate Futures Contracts Liabilities — Unrealized depreciation on futures contracts* FlexShares
®
Core Select Bond Fund (304,474)
* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Current day’s variation margin is reported within the Statement of Assets and Liabilities for futures contracts.

339 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® US Quality Low Volatility
Index Fund $(23,046) $46,310
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund (1,758) 29,557
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Developed Markets ex-US
Quality Low Volatility Index Fund 10,429 (16,940)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Emerging Markets Quality
Low Volatility Index Fund 698 8,870
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Emerging Markets Quality
Low Volatility Index Fund 591 471
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar US Market
Factor Tilt Index Fund (725,337) 506,807
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 728,796 22,373
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Developed
Markets ex-US Factor Tilt Index Fund 25,165 (53,664)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund 263,582 301,030
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Emerging
Markets Factor Tilt Index Fund (43,630) (20,041)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® US Quality Large Cap Index
Fund (35,877) (685,680)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® US ESG Select
Index Fund 21 4,920
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® Global ESG Select
Index Fund 42,279 92,463

FLEXSHARES SEMIANNUAL REPORT 340
Notes to the Financial Statements (cont.)
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® STOXX® Global ESG Select
Index Fund 8,275 (9,336)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® ESG & Climate US Large
Cap Core Index Fund (26,850) 63,541
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 23,375 26,952
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® ESG & Climate Developed
Markets ex-US Core Index Fund 17,151 (17,095)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Morningstar Global
Upstream Natural Resources Index Fund 389,420 1,264,232
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Morningstar Global
Upstream Natural Resources Index Fund (322,485) 73,827
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund 624,698 115,446
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® STOXX® Global Broad
Infrastructure Index Fund 38,600 (82,877)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Global Quality Real Estate
Index Fund 282,900 493,520
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® Global Quality Real Estate
Index Fund 9,981 14,003
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares® Quality Dividend Index Fund (375,373) 1,325,969
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® Quality Dividend Defensive
Index Fund 73,955 150,879
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Index Fund 1,541,380 530,585

341 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
As of April 30, 2026, the volume of derivative activities, which represents activities throughout the period, was as follows:
Derivatives by risk
type
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations Fund
Realized
Gain or
(Loss) on
Derivatives
Change in Unrealized
Appreciation or
(Depreciation) on
Derivatives
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Index Fund 200,690 (181,301)
Equity Index Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts
FlexShares® International Quality
Dividend Dynamic Index Fund 49,117 90,089
Foreign Currency
Contracts
Net realized gain (loss) on
Foreign currency transactions, Net
change in unrealized appreciation
(depreciation) on Forward foreign
currency contracts
FlexShares® International Quality
Dividend Dynamic Index Fund 16,491 (23,635)
Interest Rate Futures
Contracts
Net realized gain (loss) on Futures
contracts, Net change in unrealized
appreciation (depreciation) on
Futures contracts FlexShares® Core Select Bond Fund (13,674) (219,329)
    Foreign Exchange
Contracts                                 Equity Contracts                                          Interest Rate Futures
Fund
Number
of
Trades
Average
Notional
Amount
Number
of
Trades
Long
Average
Notional
Amount
Long
Number
of Trades
Short
Average
Notional
Balance
Short
Number
of Trades
Long
Average
Notional
Balance
Long
Number
of Trades
Short
Average
Notional
Balance
Short
FlexShares
®
US Quality
Low Volatility Index Fund – $– 105 $66,362 – $– – $– – $–
FlexShares
®
Developed
Markets ex-US Quality Low
Volatility Index Fund 107 28,109 28 155,147 – – – – – –
FlexShares
®
Emerging
Markets Quality Low
Volatility Index Fund 9 9,124 5 73,367 – – – – – –
FlexShares
®
Morningstar
US Market Factor Tilt Index
Fund – – 243 282,403 – – – – – –
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund 45 317,347 378 139,635 – – – – – –
FlexShares
®
Morningstar
Emerging Markets Factor
Tilt Index Fund 82 362,434 206 71,798 – – – – – –
FlexShares
®
US Quality
Large Cap Index Fund – – 55 377,963 – – – – – –
FlexShares
®
STOXX® US
ESG Select Index Fund – – 84 34,027 – – – – – –
FlexShares
®
STOXX®
Global ESG Select Index
Fund 50 65,526 68 136,601 – – – – – –
FlexShares
®
ESG & Climate
US Large Cap Core Index
Fund – – 94 34,021 – – – – – –

FLEXSHARES SEMIANNUAL REPORT 342
Notes to the Financial Statements (cont.)
Activity for the fiscal period is measured by the number
of trades during the fiscal period and average notional
amount for foreign currency exchange contracts, equity
futures contracts and interest rate contracts.
Taxes and Distributions
Each Fund has qualified and intends to continue to
qualify as a regulated investment company by comply-
ing with the requirements under Subchapter M of the
Internal Revenue Code of 1986, as amended, which in-
cludes distributing substantially all of its net investment
income and net capital gains to shareholders. Accord-
ingly, no provision for federal and state income taxes is
required in the financial statements.
As of April 30, 2026, management of the Funds has re-
viewed all open tax years and major jurisdictions and
concluded that there is no tax liability resulting from
unrecognized tax benefits relating to uncertain income
tax positions taken or expected to be taken in future tax
returns. On an ongoing basis management will moni-
tor the tax positions taken to determine if adjustment to
conclusions are necessary based on factors including
but not limited to further implementation on guidance
expected from FASB and on-going analysis of tax law,
regulation, and interpretations thereof.
3. Investment Transactions and Related
Income and Expenses
Throughout the reporting period, investment transac-
tions are accounted for no later than one business day
following the trade date. For financial reporting purpos-
es, investment transactions are accounted for on the
trade date on the last business day of the reporting pe-
riod.
Interest income is recognized on an accrual basis. Bond
discount is accreted and premium is amortized using
the effective yield method. Dividend income is recorded
on the ex-dividend date, or as soon as information is
available. Gains or losses realized on sales of securities
are determined using the specific identification method
by comparing the identified cost of the security lot sold
with the net sales proceeds.
Each Fund except the FlexShares
®
iBoxx
®
3-Year Tar-
get Duration TIPS Index Fund, and the FlexShares
®
iBoxx
®
5-Year Target Duration TIPS Index Fund may
hold the securities of real estate investment trusts (“RE-
ITs”). Distributions from such investments may be com-
    Foreign Exchange
Contracts                                 Equity Contracts                                          Interest Rate Futures
Fund
Number
of
Trades
Average
Notional
Amount
Number
of
Trades
Long
Average
Notional
Amount
Long
Number
of Trades
Short
Average
Notional
Balance
Short
Number
of Trades
Long
Average
Notional
Balance
Long
Number
of Trades
Short
Average
Notional
Balance
Short
FlexShares
®
ESG & Climate
Developed Markets ex-
US Core Index Fund 120 22,602 15 144,927 – – – – – –
FlexShares
®
Morningstar
Global Upstream Natural
Resources Index Fund 81 665,515 1,365 165,072 – – – – – –
FlexShares
®
STOXX®
Global Broad Infrastructure
Index Fund 21 432,780 550 183,836 – – – – – –
FlexShares
®
Global Quality
Real Estate Index Fund 120 137,621 222 186,052 – – – – – –
FlexShares
®
Quality
Dividend Index Fund – – 199 340,628 – – – – – –
FlexShares
®
Quality
Dividend Defensive Index
Fund – – 111 210,543 – – – – – –
FlexShares
®
International
Quality Dividend Index Fund 154 276,983 666 115,411 – – – – – –
FlexShares
®
International
Quality Dividend Dynamic
Index Fund 73 35,332 47 108,473 – – – – – –
FlexShares
®
Core Select
Bond Fund – – – – – – 761 150,504 87 113,732

343 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
prised of return of capital, capital gains and income. The
actual character of amounts received during the year is
not known until after the REIT’s fiscal period end. The
Funds record the character of distributions received
from REITs during the year based on estimates avail-
able. The characterization of distributions received by
the Funds may be subsequently revised based on infor-
mation received from the REITs after their tax reporting
periods concluded.
All foreign taxes are recorded in accordance with the
applicable foreign tax regulations and rates that exist in
the foreign markets in which a Fund invests. These for-
eign taxes, if any, are paid by the Funds and disclosed
in the Statements of Operations. Foreign taxes payable,
if any, are reflected in the Funds’ Statements of Assets
and Liabilities.
Expenses directly attributable to a Fund are charged
to that Fund, while expenses which are attributable to
more than one Fund are allocated among the respec-
tive Funds based upon relative net assets or another
reasonable basis.
4. Investment Advisory Fees
NTI serves as the Investment Adviser of the Funds pur-
suant to the Investment Advisory Agreement. The In-
vestment Adviser is responsible for making investment
decisions for the Funds and for placing purchase and
sale orders for portfolio securities, subject to the general supervision of the Board.
As compensation for its advisory services and assump-
tion of certain Fund expenses, NTI is entitled to a unitary
management fee (“Management Fee”), computed daily
and payable monthly, at the annual rates set forth in the
table below (expressed as a percentage of each Fund’s
respective average daily net assets).
From the Management Fee, NTI pays most of the ex-
penses of each Fund, including the cost of transfer
agency, custody, fund administration, legal, audit and
other services (“Covered Expenses”). Covered Expens-
es do not include the following fees under the Invest-
ment Advisory Agreement: its advisory fees payable
under the Advisory Agreement, distribution fees and
expenses paid by the Trust under any distribution plan
adopted pursuant to Rule 12b-1, interest expenses, bro-
kerage commissions and other trading expenses, fees
and expenses of the independent trustees and their
independent legal counsel, taxes and other extraordi-
nary costs such as (i) dividend expenses on short sales;
(ii) non-routine items, including litigation expenses and
proxy expenses; and (iii) expenses that the Fund has in-
curred but did not actually pay due to an expense offset
agreement, if applicable.
The Management Fee rate payable by each Fund is set
forth in the following table:
Fund
Unitary
Management
Fee
FlexShares
®
US Quality Low Volatility Index Fund 0.08%
FlexShares
®
Developed Markets ex-US Quality
Low Volatility Index Fund 0.12%
FlexShares
®
Emerging Markets Quality Low
Volatility Index Fund 0.18%
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 0.25%
FlexShares
®
Morningstar Developed Markets ex-
US Factor Tilt Index Fund 0.39%
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 0.57%
FlexShares
®
US Quality Large Cap Index Fund 0.25%
FlexShares
®
STOXX
®
US ESG Select Index Fund 0.32%
FlexShares
®
STOXX
®
Global ESG Select Index
Fund 0.42%
FlexShares
®
ESG & Climate US Large Cap Core
Index Fund 0.09%
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 0.12%
FlexShares
®
Morningstar Global Upstream Natural
Resources Index Fund 0.46%
FlexShares
®
STOXX
®
Global Broad Infrastructure
Index Fund 0.47%
FlexShares
®
Global Quality Real Estate Index
Fund 0.45%
FlexShares
®
Quality Dividend Index Fund 0.37%
FlexShares
®
Quality Dividend Defensive Index
Fund 0.37%
FlexShares
®
International Quality Dividend Index
Fund 0.47%
FlexShares
®
International Quality Dividend
Dynamic Index Fund 0.47%
FlexShares
®
iBoxx
®
3-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
iBoxx
®
5-Year Target Duration TIPS
Index Fund 0.18%
FlexShares
®
Disciplined Duration MBS Index Fund 0.20%
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 0.15%
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 0.15%
FlexShares
®
High Yield Value-Scored Bond Index
Fund 0.37%
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 0.12%
FlexShares
®
Ultra-Short Income Fund 0.25%
FlexShares
®
Core Select Bond Fund 0.35%

FLEXSHARES SEMIANNUAL REPORT 344
Notes to the Financial Statements (cont.)
The Investment Adviser has contractually agreed to
reimburse a portion of the operating expenses of each
Fund (other than Rule 12b-1 fees, tax expenses, ex-
traordinary expenses, and acquired fund fees and ex-
penses (“AFFE”)) so the “Total Annual Fund Operating
Expenses After Expense Reimbursement” do not ex-
ceed the Fund’s Management Fee plus (+) 0.0049%. In
the case of the FlexShares
®
Core Select Bond Fund, the
Investment Adviser has contractually agreed to waive
Management Fees or reimburse certain expenses in an
amount equal to the sum of (a) any AFFE incurred by
the Fund that are attributable to the Fund’s investment
in Underlying Funds managed by NTI or an investment
adviser controlling, controlled by, or under common
control with NTI (“Affiliated Funds”); and (b) 0.05% or
such lesser amount in AFFE incurred by the Fund that
are attributable to the Fund’s investment in Underlying
Funds that are not Affiliated Funds. AFFE are expenses
incurred indirectly by the Fund through its ownership of
shares in other investment companies. Because AFFE
are not direct expenses of a Fund, they are not reflected
on a Fund’s financial statements. The contractual ex-
pense reimbursement arrangements are expected to
continue until at least March 1, 2027 and will continue
automatically thereafter for periods of one year unless
terminated, as to any succeeding renewal year, by ei-
ther party upon 60 days’ written notice prior to the end
of the current term. The Board may terminate the con-
tractual expense reimbursement agreements discussed
above with respect to any Fund at any time if it deter-
mines that it is in the best interest of a Fund and its
shareholders. These expenses and the reimbursements
are shown as “Investment advisory fees reimbursed” on
the Statements of Operations.
The Investment Adviser may voluntarily waive or reim-
burse additional management fees or expenses. Any
such additional voluntary expense reimbursement or fee
waiver could be implemented, increased or decreased,
or discontinued at any time. Amounts waived or reim-
bursed by the Investment Adviser pursuant to voluntary
or contractual agreements discussed above may not
be recouped by the Investment Adviser. These waivers
and/or reimbursements are shown as “Investment advi-
sory fees reimbursed” on the Statements of Operations.
5. Administration Fees
Per terms of agreements JPMorgan Chase Bank, N.A.
(the “Administrator”) serves as administrator of the
Funds. The Administrator provides certain adminis-
trative services to the Funds. For these services, the
Administrator is entitled to certain fees and reasonable
out-of-pocket expenses. These fees and expenses are
Covered Expenses as defined above.
6. Custodian Fees
JPMorgan Chase Bank, N.A. (the “Custodian”) acts as
custodian for the Funds in accordance with a Global
Custody Agreement. The Custodian holds cash, secu-
rities and other assets of the Funds as required by the
1940 Act. As compensation for the services rendered
under the agreement, the Custodian is entitled to fees
and reasonable out-of-pocket expenses. These fees
and expenses are Covered Expenses as defined above.
7. Trustees Fees
The Trust compensates each Trustee who is not an offi-
cer, director or employee of Northern Trust Corporation,
or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.
The Trust has adopted a deferred compensation plan
(the “DC Plan”) for its Trustees who are not officers of
Northern Trust or NTI. Under the DC Plan, Indepen-
dent Trustees may elect to defer all or a portion of their
compensation. The amount deferred is adjusted peri-
odically based upon the performance of the investment
options selected by the Trustees. The investment op-
tions currently available under the DC Plan are the Flex-
Shares
®
Morningstar US Market Factor Tilt Index Fund,
FlexShares
®
Morningstar Emerging Markets Factor Tilt
Index Fund, FlexShares
®
STOXX
®
US ESG Select In-
dex Fund, FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund, FlexShares
®
Global
Quality Real Estate Index Fund, FlexShares
®
Quality
Dividend Index Fund, FlexShares
®
iBoxx
®
5-Year Target
Duration TIPS Index Fund, the FlexShares
®
High Yield
Value-Scored Bond Index Fund, and the FlexShares
®
Ultra-Short Income Fund. Expenses related to the DC
Plan are stated on the Statements of Operations.
8. Distribution and Service Plan
ACA Foreside, formerly known as Foreside Fund Ser-
vices, LLC (the “Distributor”) serves as the Funds’ dis-
tributor and distributes Creation Units (as described in
Note 9) for each Fund on an agency basis. The Distribu-
tor does not receive a fee from the Funds for its distribu-
tion services. However, it receives compensation from
NTI for its services as distributor pursuant to a separate

345 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
letter agreement between it and NTI.
The Trust has adopted a Distribution and Service Plan
(“the Plan”) pursuant to Rule 12b-1 under the 1940 Act.
Payments to financial intermediaries under the Plan
are tied directly to their own out-of-pocket expenses.
The Plan has not been implemented with respect to
the Funds. The Plan may not be implemented without
further Board approval. The maximum distribution fee
is 0.25% of each Fund’s respective average daily net
assets under the Plan. The Funds did not pay any 12b-1
fees during the fiscal period.
9. Issuance and Redemption of Fund
Shares
Each Fund only issues and redeems shares to Autho-
rized Participants in exchange for the deposit or delivery
of a basket of assets (securities and/or cash), in large
blocks known as Creation Units, each of which is com-
prised of a specified number of shares.
Retail investors may only purchase and sell fund shares
in the secondary market through a broker-dealer and
such transactions may be subject to customary commis-
sion and fee rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to off-
set transfer and other transaction costs associated with
the issuance and redemption of Creation Units. The
transaction fees are paid directly to the Funds and used
to offset Fund custody fees. Certain fees or costs as-
sociated with Creation Unit purchases may be paid by
NTI in certain circumstances. In addition, the Trust may
from time to time waive the standard transaction fee.
The net custody fees charged to each Fund are paid for
by the Investment Adviser through the Fund’s Unitary
Fee. Transaction fees remaining in the Funds were as
follows:
The FlexShares
®
iBoxx
®
3-Year Target Duration TIPS
Index Fund, FlexShares
®
iBoxx
®
5-Year Target Dura-
tion TIPS Index Fund, FlexShares
®
 Ultra-Short Income
Fund and the FlexShares
®
Core Select Bond Fund do
not charge standard creation unit transaction fees.
10. Investment Transactions
For the period ended April 30, 2026, the FlexShares
®
iBoxx
®
3-Year Target Duration TIPS Index Fund, Flex-
Shares
®
iBoxx
®
5-Year Target Duration TIPS Index
Fund and FlexShares
®
Disciplined Duration MBS Index
Fund invested solely in U.S. Government, including U.S.
government agency, securities. The cost of securities
purchased by each Fund and proceeds from sales of
securities, excluding short-term securities, derivatives
and in-kind transactions for the period ended April 30,
Fund
As of April
30, 2026
As of October
31, 2025
FlexShares
®
US Quality Low
Volatility Index Fund
$ 4,900 $ 700
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
4,000 —
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
1,500 3,000
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
— 13,500
Fund
As of April
30, 2026
As of October
31, 2025
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
— $ 25,000
FlexShares
®
US Quality Large
Cap Index Fund
$ 12,500 11,500
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
2,500 500
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
— 6,000
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
16,500 6,000
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
6,000 28,000
FlexShares
®
Global Quality Real
Estate Index Fund
6,000 12,000
FlexShares
®
Quality Dividend
Index Fund
2,450 —
FlexShares
®
Quality Dividend
Defensive Index Fund
1,400 350
FlexShares
®
International Quality
Dividend Index Fund
3,500 45,500
FlexShares
®
International Quality
Dividend Dynamic Index Fund
— 3,500
FlexShares
®
Disciplined Duration
MBS Index Fund
800 1,600
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
4,000 4,250
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
— 750
FlexShares
®
High Yield Value-
Scored Bond Index Fund
6,000 3,750
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
250 250

FLEXSHARES SEMIANNUAL REPORT 346
Notes to the Financial Statements (cont.)
2026, were as follows:
11. In-Kind Transactions
During the period ended April 30, 2026, certain Funds
received securities in exchange for subscriptions of
shares (subscriptions-in-kind). For the period ended
April 30, 2026, the fair value of the securities received
for subscriptions for these Funds were as follows:
During the period ended April 30, 2026, certain Funds
delivered securities in exchange for redemption of
shares (redemptions-in-kind). For financial reporting
purposes, these Funds recorded net realized gains and
losses in connection with each transaction. For the peri-
od ended April 30, 2026, the fair value and realized gain
Fund Purchases Sales
FlexShares
®
US Quality Low
Volatility Index Fund
$ 35,498,623 $ 34,989,143
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
13,345,489 13,053,560
FlexShares
®
Emerging Markets
Quality Low Volatility Index Fund
3,624,999 3,748,177
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
145,778,022 146,164,208
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
72,366,027 58,340,141
FlexShares
®
Morningstar
Emerging Markets Factor Tilt
Index Fund
51,811,715 43,954,406
FlexShares
®
US Quality Large
Cap Index Fund
100,262,735 75,547,120
FlexShares
®
STOXX® US ESG
Select Index Fund
20,523,714 21,436,492
FlexShares
®
STOXX® Global
ESG Select Index Fund
23,638,221 19,294,788
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
19,875,290 20,046,153
FlexShares
®
ESG & Climate
Developed Markets ex-US Core
Index Fund
8,601,169 8,254,189
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
997,475,440 910,536,472
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
208,927,928 320,254,763
FlexShares
®
Global Quality Real
Estate Index Fund
86,028,911 71,432,441
FlexShares
®
Quality Dividend
Index Fund
269,063,971 268,173,433
FlexShares
®
Quality Dividend
Defensive Index Fund
63,870,585 54,697,845
FlexShares
®
International Quality
Dividend Index Fund
336,312,572 267,203,671
FlexShares
®
International Quality
Dividend Dynamic Index Fund
28,309,351 27,568,782
FlexShares
®
iBoxx ® 3-Year
Target Duration TIPS Index Fund
994,504,513 1,010,159,981
FlexShares
®
iBoxx ® 5-Year
Target Duration TIPS Index Fund
500,346,115 508,622,199
FlexShares
®
Disciplined Duration
MBS Index Fund
53,919,201 48,145,282
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
175,053,182 183,103,283
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
12,201,313 13,483,638
FlexShares
®
High Yield Value-
Scored Bond Index Fund
606,967,602 612,485,494
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
15,981,583 15,591,987
FlexShares
®
Ultra-Short Income
Fund
384,432,457 240,560,398
FlexShares
®
Core Select Bond
Fund
114,530,475 111,996,072
Fund Fair Value
FlexShares
®
US Quality Low Volatility Index
Fund $ 58,788,773
FlexShares
®
Morningstar US Market Factor Tilt
Index Fund 201,820,213
FlexShares
®
Morningstar Emerging Markets
Factor Tilt Index Fund 1,745,295
FlexShares
®
US Quality Large Cap Index Fund 211,572,890
FlexShares
®
STOXX® US ESG Select Index
Fund 15,375,997
FlexShares
®
ESG & Climate US Large Cap
Core Index Fund 46,708,644
FlexShares
®
ESG & Climate Developed
Markets ex-US Core Index Fund 2,740,023
FlexShares
®
Morningstar Global Upstream
Natural Resources Index Fund 694,392,780
FlexShares
®
STOXX® Global Broad
Infrastructure Index Fund 44,640,833
FlexShares
®
Global Quality Real Estate Index
Fund 44,060,640
FlexShares
®
Quality Dividend Index Fund 193,580,881
FlexShares
®
Quality Dividend Defensive Index
Fund 57,676,803
FlexShares
®
International Quality Dividend
Index Fund 76,781,946
FlexShares
®
International Quality Dividend
Dynamic Index Fund 2,480,808
FlexShares
®
iBoxx ® 3-Year Target Duration
TIPS Index Fund 100,874,370
FlexShares
®
iBoxx ® 5-Year Target Duration
TIPS Index Fund 133,264,251
FlexShares
®
Credit-Scored US Corporate Bond
Index Fund 125,831,085
FlexShares
®
Credit-Scored US Long Corporate
Bond Index Fund 6,325,855
FlexShares
®
High Yield Value-Scored Bond
Index Fund 147,747,771
FlexShares
®
ESG & Climate Investment Grade
Corporate Core Index Fund 6,045,953
FlexShares
®
Ultra-Short Income Fund 781,546
FlexShares
®
Core Select Bond Fund 27,417,249

347 FLEXSHARES SEMIANNUAL REPORT
Notes to the Financial Statements (cont.)
(losses) of the securities transferred for redemptions for
these Funds were as follows:
12. Guarantees and Indemnifications
In the normal course of business each Fund enters into
contracts with third-party service providers that contain
a variety of representations and warranties and that
provide general indemnifications. Additionally, under
the Funds’ organizational documents, the officers and
trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The
Funds’ maximum exposure under these arrangements
is unknown, as it involves possible future claims that
may or may not be made against the Funds.
13. Operating Segments
The Funds adopted FASB Accounting Standards Up-
date (ASU) 2023-07, Segment Reporting (Topic 280)-
Improvements to Reportable Segment Disclosures
(“ASU 2023-07”). Adoption of the new standard impact-
ed financial statement disclosures only and did not af-
fect each Fund’s financial position or the results of its
operations. An operating segment is defined in ASU
2023-07 as a component of a public entity that engages
in business activities from which it may recognize reve-
nues and incur expenses, has operating results that are
regularly reviewed by the public entity’s chief operat-
ing decision maker (“CODM”) to make decisions about
resources to be allocated to the segment and assess
its performance, and has discrete financial information
available. NTI acts as the CODM. Each Fund within the
Trust represents a single operating segment, as the
CODM monitors the operating results of each Fund as
a whole and each Fund’s long-term strategic asset al-
location is determined in accordance with the terms of
its prospectus, based on a defined investment strate-
gy which is executed by the respective Fund’s portfolio
managers as a team. The financial information in the
form of a Fund’s total returns, expense ratios, changes
in net assets resulting from operations, and subscrip-
tions and redemptions which are used by the CODM
to assess the segment’s performance and to make re-
source allocation decisions for each Fund (as a single
segment), is consistent with that presented within each
Fund’s financial statements. Segment assets are re-
flected on the accompanying Statements of Assets and
Liabilities as “total assets” and significant segment ex-
penses are listed on the accompanying Statements of
Operations.
14. Global Instability
Unexpected political, regulatory and diplomatic events
and military conflicts around the world may affect inves-
tor and consumer confidence and may adversely impact
global and domestic financial markets and the broader
economy. Such conflicts have caused, and could contin-
ue to cause, significant market disruptions and volatility
within specific markets and globally. The hostilities and
Fund Fair Value Net Realized
FlexShares
®
US Quality Low
Volatility Index Fund
$41,225,113 $12,325,635
FlexShares
®
Developed Markets
ex-US Quality Low Volatility
Index Fund
11,527,621 2,695,996
FlexShares
®
Morningstar US
Market Factor Tilt Index Fund
72,876,087 49,485,874
FlexShares
®
Morningstar
Developed Markets ex-US
Factor Tilt Index Fund
18,634,990 11,665,179
FlexShares
®
US Quality Large
Cap Index Fund
63,586,440 30,025,414
FlexShares
®
STOXX® US ESG
Select Index Fund
21,406,245 7,459,138
FlexShares
®
STOXX® Global
ESG Select Index Fund
5,207,312 1,931,569
FlexShares
®
ESG & Climate US
Large Cap Core Index Fund
25,412,564 8,288,870
FlexShares
®
Morningstar Global
Upstream Natural Resources
Index Fund
52,384,530 24,013,042
FlexShares
®
STOXX® Global
Broad Infrastructure Index Fund
125,915,836 40,696,301
FlexShares
®
Global Quality Real
Estate Index Fund
64,012,847 10,722,023
FlexShares
®
Quality Dividend
Index Fund
215,396,178 75,992,271
FlexShares
®
Quality Dividend
Defensive Index Fund
45,778,236 12,065,180
FlexShares
®
International Quality
Dividend Index Fund
26,692,274 8,825,445
FlexShares
®
iBoxx ® 3-Year
Target Duration TIPS Index Fund
90,934,365 1,186,451
FlexShares
®
iBoxx ® 5-Year
Target Duration TIPS Index Fund
8,401,531 201,563
FlexShares
®
Credit-Scored US
Corporate Bond Index Fund
59,746,818 935,941
FlexShares
®
Credit-Scored US
Long Corporate Bond Index
Fund
15,748,562 127,900
FlexShares
®
High Yield Value-
Scored Bond Index Fund
269,384,969 1,059,588
FlexShares
®
ESG & Climate
Investment Grade Corporate
Core Index Fund
4,192,641 (30,623)
FlexShares
®
Ultra-Short Income
Fund
633,865 (140)
FlexShares
®
Core Select Bond
Fund
2,109,151 69,182

FLEXSHARES SEMIANNUAL REPORT 348
Notes to the Financial Statements (cont.)
sanctions resulting from those conflicts have, and could
continue to have, a significant impact on certain Fund
investments as well as Fund performance and liquidity.
The economies of the United States and its trading part-
ners, as well as the financial markets generally, may be
adversely impacted by trade disputes and other matters.
15. Subsequent Events
Management has evaluated subsequent events for the
Funds through the date the financial statements were
issued, and has concluded that there are no recognized
or non-recognized subsequent events relevant for finan-
cial statement disclosure.

Form N-CSR - Items 8 - 11
349 FLEXSHARES SEMIANNUAL REPORT
Item 8. Changes in and Disagreements with Accountants
for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants
on accounting and financial disclosures required by Item 304 of Regulation S-K [17 CFR 229.304].
Item 9. Proxy Disclosures for Open-End Management
Investment Companies.
There were no matters submitted during the period covered
by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and
Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and
Financial Highlights for Open-End Management Investment
Companies.
Item 11. Statement Regarding Basis for Approval of
Investment Advisory Contract.
There were no approvals or renewals of investment advisory
contracts during the period ended April 30, 2026.

FS00238-0626
FlexShares® Trust
50 S. LaSalle Street
Chicago, IL 60603
855.353.9383
www.flexshares.com
FlexShares
®
is a registered trademark of NTI. Morningstar
®
is a registered trademark of
Morningstar, Inc. (“Morningstar”). Morningstar
®
US Market Factor Tilt Index
SM
, Morningstar
®
Developed Markets ex-US Factor Tilt Index
SM
, Morningstar
®
Emerging Markets Factor Tilt Index
SM
,
and Morningstar
®
Global Upstream Natural Resources Index
SM
are service marks of Morningstar,
Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares
®
Trust other
than the licensing of the STOXX
®
USA ESG Select KPIs Index, STOXX
®
Global ESG Select
KPIs Index and STOXX
®
Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares
®
STOXX
®
US ESG Select Index Fund, FlexShares
®
STOXX
®
Global ESG Select Index Fund and FlexShares
®
STOXX
®
Global Broad Infrastructure Index Fund,
respectively. The iBoxx
®
3-Year Target Duration TIPS Index and iBoxx
®
5-Year Target Duration
TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares
®
iBoxx
®
3-Year Target Duration TIPS Index Fund and the
FlexShares
®
iBoxx
®
5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality
Low Volatility Index
SM
, Northern Trust Developed Markets ex-US Quality Low Volatility Index
SM
,
Northern Trust Emerging Markets Quality Low Volatility Index
SM
, Northern Trust Quality Large
Cap Index
SM
, Northern Trust ESG & Climate US Large Cap Core Index
SM
, Northern Trust ESG
& Climate Developed Markets ex-US Core Index
SM
, Northern Trust Quality Dividend Index
SM
,
Northern Trust Quality Dividend Defensive Index
SM
, Northern Trust International Quality Dividend
Index
SM
, Northern Trust Global Quality Real Estate Index
SM
, Northern Trust Credit-Scored US
Corporate Bond Index
SM
, Northern Trust Credit-Scored US Long Corporate Bond Index
SM
,
Northern Trust High Yield US Corporate Bond Index
SM
, Northern Trust High Yield Value-Scored
US Corporate Bond Index
SM
, and Northern Trust ESG & Climate Investment Grade U.S. Corporate
Core Index
SM
are service marks of NTI and have been licensed for use by FlexShares Trust. The
ICE
®
BofA
®
Constrained Duration US Mortgage Backed Securities Index are trademarks of ICE
Data Indices, LLC or its affiliates (“ICE”) and have been licensed for use by NTI.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.

Item 19. Exhibits.

(a)(1)      Not applicable for this reporting period.

(a)(2)      Not Applicable.
(a)(3)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto. ex99cert.docx

(a)(4)      Not Applicable.

(a)(5)      There has been no change to the registrant’s independent public accountant during the reporting period.

(b)           Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. ex9906cert.docx

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares® Trust

By:
/s/ Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Kevin O’Rourke
Kevin O’Rourke
President and Principal Executive Officer
July 2, 2026

By:
/s/ Randal E. Rein
Randal E. Rein
Treasurer and Principal Financial Officer
July 2, 2026